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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3153

                        FRANK RUSSELL INVESTMENT COMPANY
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                   GREGORY J. LYONS, ASSOCIATE GENERAL COUNSEL
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-596-2406



                     (Name and address of agent for service)

Registrant's telephone number, including area code:   800-787-7354

Date of fiscal year end:      OCTOBER 31

Date of reporting period:     APRIL 30, 2003

Item 1. Report to Shareholders

                                                FRANK RUSSELL INVESTMENT COMPANY

MONEY MARKET FUNDS

2003 Semiannual Report

CLASS A AND S SHARES


MONEY MARKET FUND



CLASS S SHARES


US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND





APRIL 30, 2003


                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 32 different investment portfolios. These financial statements report on three Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                        Frank Russell Investment Company

                               Money Market Funds

                               Semiannual Report

                           April 30, 2003 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         2

US Government Money Market Fund......................................         5

Tax Free Money Market Fund...........................................         6

Statement of Assets and Liabilities..................................        12

Statement of Operations..............................................        13

Statement of Changes in Net Assets...................................        14

Financial Highlights.................................................        16

Notes to the Statement of Net Assets.................................        19

Notes to Financial Statements........................................        20

Disclosure of Information about Fund Directors.......................        24

Manager, Money Managers and Service Providers........................        28

Frank Russell Investment Company - Money Market Funds

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 30.5%
Associates Corp. of NA (E)                                          12,950       1.360          06/26/03            12,952
Bank One Corp. (E)                                                  10,000       1.460          06/16/03            10,003
Goldman Sachs Group, Inc. (E)                                       20,000       1.660          09/11/03            20,016
Goldman Sachs Group Inc. (E)                                        10,000       1.570          10/24/03            10,012
Goldman Sachs Group, Inc. (E)                                       15,000       1.590          05/03/04            15,036
Goldman Sachs Group, LP                                             15,000       1.340          10/15/03            14,999
Goldman Sachs Group, LP                                             30,700       1.490          01/09/04            30,749
Grantor Trust Series 1998-T67 daily call or put (E)                 13,670       1.339          12/01/04            13,670
Grantor Trust Series 1997-11, daily call or put (E)                  6,698       1.339          07/01/04             6,698
Household Finance Corp. (E)                                          5,250       1.668          06/10/03             5,252
Household Finance Corp. (E)                                          5,000       1.730          07/14/03             5,003
Long Lane Master Trust IV (E)                                       10,000       1.550          05/02/03            10,000
Long Lane Master Trust IV (E)                                       18,000       1.640          05/02/03            18,000
Merrill Lynch & Co Inc. (E)                                         13,700       1.440          06/24/03            13,703
Merrill Lynch & Co. Inc. (E)                                         3,610       5.125          05/19/03             3,616
Morgan Stanley & Co., Inc. (E)                                       8,850       1.650          02/02/04             8,873
Morgan Stanley & Co., Inc. (E)                                      10,000       1.600          02/09/04            10,017
Morgan Stanley & Co., Inc. (E)                                       5,000       1.579          04/22/04             5,013
National Westminster BanCorp., Inc.                                 14,525       9.375          11/15/03            15,119
New York Life Insurance Co.                                          5,000       6.400          12/15/03             5,155
New York Life Insurance Co. (E)                                     45,000       1.400          05/20/03            45,000
New York Life Insurance Co. (E)                                     50,000       1.420          11/21/03            50,000
Pacific Life Insurance Co. (E)                                      25,000       1.410          07/25/03            25,000
Pacific Life Insurance Co. (E)                                      25,000       1.410          01/25/04            25,000
Principal Life Global Funding I (E)                                 30,000       1.470          11/28/03            30,009
Principal Life Global Funding I (E)                                 35,000       1.440          02/25/04            35,031
Protective Life Insurance Co., quarterly demand (E)                 50,000       1.490          01/02/04            50,000
Salomon Smith Barney Holdings Inc. (E)                              10,000       1.461          09/19/03            10,011
Salomon Smith Barney Holdings Inc. (E)                              50,000       1.445          01/28/04            50,065
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $554,002)                                                          554,002
                                                                                                              ------------

MUNICIPAL BONDS - 4.0%
Illinois Health Facilities Authority Revenue weekly demand
   (E)(n)                                                           45,700       1.350          07/01/24            45,700
Illinois Health Facilities Authority Revenue weekly demand
   (E)(n)                                                           27,300       1.350          01/01/28            27,300
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (amortized cost $73,000)                                                                      73,000
                                                                                                              ------------

REGISTERED INVESTMENT COMPANY FUNDS - 3.7%
Merrill Lynch Premier Institutional Fund                            67,103                                          67,103
Nations Cash Reserves                                                  634                                             634
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS (amortized cost
$67,737)                                                                                                            67,737
                                                                                                              ------------

DOMESTIC COMMERCIAL PAPER - 58.5%
Bavaria Universal Funding Corp.                                     41,300       1.400          05/01/03            41,300
Bavaria Universal Funding Corp.                                     10,000       1.310          05/13/03             9,996
Bavaria Universal Funding Corp.                                     11,000       1.310          05/22/03            10,992
Bavaria Universal Funding Corp.                                     20,675       1.280          05/27/03            20,656
Bavaria Universal Funding Corp.                                     24,400       1.310          07/10/03            24,338
Bavaria Universal Funding Corp.                                     25,000       1.300          07/14/03            24,933
Black Forest Funding Corp.                                          24,000       1.300          07/01/03            23,947

 2  Money Market Fund

MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Black Forest Funding Corp.                                          22,000       1.310          07/01/03            21,951
Black Forest Funding Corp.                                          21,626       1.300          07/08/03            21,573
Black Forest Funding Corp.                                          17,500       1.300          07/22/03            17,448
Cofco Capital Corp.                                                 20,000       1.300          05/15/03            19,990
Co-Op Association of Tractor Dealers - Series A                      7,700       1.400          05/02/03             7,700
Co-Op Association of Tractor Dealers - Series A                      5,100       1.400          05/09/03             5,098
Co-Op Association of Tractor Dealers - Series A                      9,700       1.300          05/13/03             9,696
Co-Op Association of Tractor Dealers - Series A                      5,000       1.380          05/16/03             4,997
Co-Op Association of Tractor Dealers - Series B                      5,600       1.400          05/09/03             5,598
Co-Op Association of Tractor Dealers - Series B                      8,000       1.300          08/08/03             7,971
Fairway Finance Corp.                                                5,000       1.320          05/01/03             5,000
Galleon Capital Corp.                                               75,000       1.380          05/01/03            75,000
Galleon Capital Corp.                                                5,803       1.290          06/23/03             5,792
Giro Balanced Funding Corp.                                          9,117       1.320          05/14/03             9,113
Giro Balanced Funding Corp.                                          6,943       1.320          05/19/03             6,938
Giro Balanced Funding Corp.                                          8,829       1.320          05/22/03             8,822
Hatteras Funding Corp.                                               6,152       1.320          05/14/03             6,149
Hatteras Funding Corp.                                              30,020       1.200          05/30/03            29,991
Household Finance Corp.                                             50,000       1.300          05/27/03            49,953
Ivory Funding Corp.                                                 20,020       1.280          05/07/03            20,016
Ivory Funding Corp.                                                  5,605       1.300          05/14/03             5,602
Ivory Funding Corp.                                                 27,038       1.290          05/15/03            27,024
Ivory Funding Corp.                                                 35,000       1.290          07/14/03            34,907
Long Lane Master Trust IV                                           16,132       1.280          05/15/03            16,124
Long Lane Master Trust IV                                           20,000       1.270          05/15/03            19,990
Long Lane Master Trust IV                                            8,319       1.300          06/09/03             8,307
L'Oreal USA, Inc.                                                   20,000       1.290          05/22/03            19,985
L'Oreal USA, Inc.                                                   31,000       1.290          05/29/03            30,969
Moat Funding LLC                                                     5,450       1.280          08/05/03             5,431
Principal Financial Services, Inc.                                  15,000       1.310          05/06/03            14,997
Principal Financial Services, Inc.                                  34,925       1.330          05/09/03            34,915
Principal Financial Services, Inc.                                  20,000       1.310          05/15/03            19,990
SK Global America, Inc.                                              5,200       1.290          05/19/03             5,197
Special Purpose A/R Coop Corp. (SPARC)                              10,500       1.250          05/06/03            10,498
Special Purpose A/R Coop Corp. (SPARC)                              11,050       1.290          05/14/03            11,045
Special Purpose A/R Coop Corp. (SPARC)                              25,800       1.300          05/21/03            25,781
Special Purpose A/R Coop Corp. (SPARC)                              22,200       1.310          05/21/03            22,184
Special Purpose A/R Coop Corp. (SPARC)                              20,000       1.270          05/28/03            19,981
Starbird Funding Corp.                                              25,000       1.280          05/01/03            25,000
Stellar Funding Corp.                                                4,029       1.400          05/15/03             4,027
Stellar Funding Corp.                                                7,047       1.400          05/19/03             7,042
Stellar Funding Corp.                                                3,880       1.500          05/22/03             3,877
Stellar Funding Corp.                                                4,365       1.300          05/27/03             4,361
Tango Finance Corp.                                                  8,000       1.300          05/13/03             7,997
Three Pillars Funding Corp.                                          3,907       1.300          05/06/03             3,906
Westways Funding IV, Ltd.                                            8,000       1.250          05/01/03             8,000
Westways Funding IV, Ltd.                                           18,220       1.290          05/08/03            18,215
Westways Funding IV, Ltd.                                           39,000       1.295          05/29/03            38,961
Westways Funding IV, Ltd.                                           30,000       1.295          06/12/03            29,955
Westways Funding V, Ltd.                                            13,000       1.290          05/15/03            12,993
Westways Funding V, Ltd.                                            29,473       1.290          05/19/03            29,454

                                                            Money Market Fund  3

MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Westways Funding V, Ltd.                                            16,523       1.290          05/22/03            16,511
Westways Funding V, Ltd.                                            24,000       1.300          06/16/03            23,960
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,062,144)                                                      1,062,144
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 1.1%
Aid to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)                                                      9,375       1.500          12/01/17             9,492
Federal National Mortgage Association Discount Notes                10,000       1.470          05/14/04            10,000
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$19,492)                                                                                                            19,492
                                                                                                              ------------

CERTIFICATE OF DEPOSIT - 2.2%
State Street Bank & Trust Co.                                       40,000       1.490          05/17/04            40,000
                                                                                                              ------------

TOTAL CERTIFICATE OF DEPOSIT (amortized cost $40,000)                                                               40,000
                                                                                                              ------------

TOTAL INVESTMENTS - 100.0% (amortized cost $1,816,375) (+)                                                       1,816,375

OTHER ASSETS AND LIABILITIES - 0.0%                                                                                    554
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                              1,816,929
                                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 4  Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 63.4%
Aid to Sri Lanka Guaranteed Note, weekly demand (LIBOR
   Floater) (E)                                                      2,375       1.520          06/15/12             2,390
Federal Farm Credit Bank                                             1,500       4.250          07/01/03             1,507
Federal Home Loan Bank                                               3,600       1.500          12/16/03             3,600
Federal Home Loan Bank                                               2,000       3.125          11/14/03             2,018
Federal Home Loan Bank                                               4,160       4.500          07/07/03             4,185
Federal Home Loan Bank                                                 600       5.600          09/02/03               609
Federal Home Loan Bank                                               1,000       6.000          06/23/03             1,007
Federal Home Loan Bank                                               1,250       6.875          08/15/03             1,270
Federal Home Loan Mortgage Corp.                                     2,715       4.500          06/15/03             2,725
Federal National Mortgage Association (E)                           27,000       1.168          06/09/03            26,999
Federal National Mortgage Association                               10,000       1.400          04/28/04            10,000
                                                                                                              ------------

TOTAL INVESTMENTS - 63.4% (amortized cost $56,310)                                                                  56,310
                                                                                                              ------------

REPURCHASE AGREEMENTS - 36.5%
Agreement with HSBC Securities, Inc. and J.P. Morgan Chase & Co. (Tri-Party) of $22,000 acquired April 30,
   2003 at 1.330% to be repurchased on May 1, 2003, collateralized by:
   $35,066 United States Agency Obligations, valued at
   $22,440                                                                                                          22,000
Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-Party) of $10,473 acquired April 30,
   2003 at 1.180% to be repurchased on May 1, 2003, collateralized by:
   $10,393 United States Agency Obligations, valued at
   $10,680                                                                                                          10,473
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $32,473)                                                               32,473
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.9%
(cost $88,783) (+)                                                                                                  88,783

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                               298
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 89,081
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                              US Government Money Market Fund  5

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.7%
Alabama - 1.5%
Lauderdale County Public Park Recreation Board Revenue
   Bonds, weekly demand (E)                                            700       1.350          12/01/20               700
Mobile Industrial Development Board Revenue Bonds, weekly
   demand (E)                                                        1,200       1.400          06/01/04             1,200
                                                                                                              ------------
                                                                                                                     1,900
                                                                                                              ------------
Arizona - 0.1%
Maricopa County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                            200       1.900          10/01/04               200
                                                                                                              ------------

California - 0.8%
California Higher Education Loan Authority Revenue Bonds,
   annual demand                                                     1,000       2.900          07/01/03             1,002
                                                                                                              ------------

Colorado - 4.4%
Castle Pines North Metropolitan District General Obligation
   Limited, weekly demand (E)                                          905       1.500          12/01/28               905
One Horse Business Improvement District Revenue Bonds,
   weekly demand (E)                                                 2,780       1.340          12/01/25             2,780
SBC Metropolitan District General Obligation Limited, weekly
   demand (E)                                                        2,000       1.340          12/01/17             2,000
                                                                                                              ------------
                                                                                                                     5,685
                                                                                                              ------------

Delaware - 0.8%
Delaware State Economic Development Authority Economic
   Development Revenue Bonds, weekly demand (E)                        650       1.400          12/01/15               650
Delaware State Economic Development Authority Economic
   Development Revenue Bonds, weekly demand (E)                        400       1.400          05/01/15               400
                                                                                                              ------------
                                                                                                                     1,050
                                                                                                              ------------

District of Columbia - 0.5%
District of Columbia Revenue Bonds, weekly demand (E)                  700       1.350          12/01/23               700
                                                                                                              ------------

Florida - 5.5%
Alachua County Florida Revenue Bonds, monthly demand (E)               670       1.250          01/01/12               670
Florida Rural Utility Financing Commission Revenue Notes               975       2.750          10/15/03               980
Fort Pierce Florida Revenue Bonds, weekly demand (E)                   300       1.350          10/01/17               300
Highlands County Health Facilities Authority Revenue Bonds,
   weekly demand (E) (u)                                             1,600       1.350          12/01/26             1,600
Orange County Industrial Development Authority Revenue
   Bonds, monthly demand (E)                                           850       1.250          01/01/11               850
Orange County Industrial Development Authority Revenue
   Bonds, semi-annual demand (E)                                     2,620       1.700          10/01/15             2,620
                                                                                                              ------------
                                                                                                                     7,020
                                                                                                              ------------

Georgia - 3.6%
Dalton Georgia Revenue Bonds, weekly demand (E) (u)                  1,100       1.460          01/01/12             1,100
Fulton County Development Authority Revenue Bonds, weekly
   demand (E)                                                          400       1.350          02/01/16               400
Fulton County Housing Authority Revenue Bonds, weekly demand
   (E)                                                               1,000       1.350          06/01/23             1,000
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                           65       1.350          03/01/17                65
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                          700       1.350          03/01/21               700

 6  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Private Colleges & Universities Authority Revenue Bonds,
   weekly demand (E)                                                   100       1.500          10/01/32               100
Thomasville Hospital Authority Revenue Bonds, weekly demand
   (E)                                                               1,300       1.350          11/01/17             1,300
                                                                                                              ------------
                                                                                                                     4,665
                                                                                                              ------------

Illinois - 8.0%
East Peoria Illinois Revenue Bonds, weekly demand (E)                1,265       1.500          06/01/08             1,265
Illinois Development Finance Authority Revenue Bonds, weekly
   demand (E)                                                          900       1.500          04/01/21               900
Illinois Development Finance Authority Revenue Bonds, weekly
   demand (E)                                                          700       1.350          08/01/25               700
Illinois Development Finance Authority Revenue Bonds, weekly
   demand (E)                                                          700       1.500          08/01/26               700
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                 1,300       1.350          11/01/25             1,300
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                 1,500       1.400          03/01/27             1,500
Oakbrook Terrace Illinois Revenue Bonds, weekly demand (E)           2,100       1.250          12/01/25             2,100
Rockford School District No. 205 Warrants                            1,000       2.780          10/30/03             1,003
Troy Grove Illinois Revenue Bonds, weekly demand (E)                   750       2.500          05/01/10               750
                                                                                                              ------------
                                                                                                                    10,218
                                                                                                              ------------

Indiana - 4.6%
Avon Community School Corp. General Obligation Unlimited
   Notes                                                             1,000       1.950          12/31/03             1,002
Beech Grove Indiana Notes                                            1,500       1.950          12/31/03             1,504
Indiana Development Finance Authority Revenue Bonds, weekly
   demand (E)                                                        2,250       1.400          09/01/26             2,250
Tippecanoe School Corp. General Obligation Unlimited Notes           1,100       2.000          12/30/03             1,104
                                                                                                              ------------
                                                                                                                     5,860
                                                                                                              ------------

Iowa - 8.0%
Chillicothe Iowa Revenue Bonds, weekly demand (E)                    2,400       1.500          01/01/23             2,400
City of Council Bluffs Iowa Revenue Bonds, weekly demand (E)         1,500       1.500          01/01/25             1,500
Iowa Finance Authority Revenue Bonds, weekly demand (E)                670       1.450          04/01/05               670
Iowa Finance Authority Revenue Bonds, weekly demand (E)(u)             500       1.400          06/01/27               500
Iowa Higher Education Loan Authority, daily demand (E)                 100       1.400          03/01/30               100
Louisa County Iowa Revenue Bonds, weekly demand (E)                  2,200       1.450          09/01/16             2,200
Storm Lake Iowa Revenue Bonds, weekly demand (E)                     2,900       1.450          12/01/03             2,900
                                                                                                              ------------
                                                                                                                    10,270
                                                                                                              ------------

Kansas - 1.0%
Kansas Development Finance Authority Revenue Bonds, weekly
   demand (E)                                                          100       1.400          12/01/18               100
Prairie Village Kansas Revenue Bonds, weekly demand (E)              1,150       1.350          11/01/30             1,150
                                                                                                              ------------
                                                                                                                     1,250
                                                                                                              ------------

Kentucky - 2.5%
Jefferson County Kentucky Revenue Bonds, weekly demand (E)             775       1.500          01/01/19               775
Jefferson County Kentucky Revenue Bonds, weekly demand (E)           1,900       1.390          10/01/19             1,900
Kentucky Area Development Districts Revenue Bonds, weekly
   demand (E)                                                          490       1.550          12/01/31               490
                                                                                                              ------------
                                                                                                                     3,165
                                                                                                              ------------

Maryland - 1.3%
Maryland State Economic Development Corporation Revenue
   Bonds, weekly demand (E)                                            735       1.350          09/01/24               735
Montgomery County Maryland, monthly demand (E)                         890       1.200          04/01/14               890
                                                                                                              ------------
                                                                                                                     1,625
                                                                                                              ------------

                                                   Tax Free Money Market Fund  7

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Massachusetts - 0.8%
Blackstone Valley Vocational Regional School District
   General Obligation Unlimited Notes                                1,000       2.500          07/15/03             1,001
                                                                                                              ------------

Michigan - 4.9%
Lansing Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                            1,650       1.400          05/01/15             1,650
Michigan State Housing Development Authority, weekly demand
   (E)                                                               1,000       1.525          06/01/04             1,000
Michigan State Job Development Authority Revenue Bonds,
   monthly demand (E)                                                1,900       1.180          11/01/14             1,900
Northern Michigan University Revenue Bonds, weekly demand
   (E)(u)                                                              500       1.400          06/01/31               500
Northville Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)                                            500       1.325          05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                              800       1.650          08/01/15               800
                                                                                                              ------------
                                                                                                                     6,350
                                                                                                              ------------

Minnesota - 4.4%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)                 715       1.400          09/01/29               715
City of Austin Minnesota Revenue Bonds, weekly demand (E)            1,400       1.450          12/01/13             1,400
Minnesota School District Capital Equipment Borrowing
   Program Certificate of Participation                              2,200       2.250          08/20/03             2,205
St Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)                                                 1,300       1.500          08/01/25             1,300
                                                                                                              ------------
                                                                                                                     5,620
                                                                                                              ------------

Missouri - 7.6%
Clayton Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       1.510          01/01/09             1,000
Kansas City Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                   700       1.350          04/01/27               700
Missouri State Health & Educational Facilities Authority
   Revenue Notes                                                     1,500       2.250          10/24/03             1,505
Missouri State Health & Educational Facilities Authority
   Revenue Notes                                                     1,625       2.250          10/24/03             1,630
Missouri State Health & Educational Facilities Authority
   Revenue Notes                                                     1,200       2.250          10/24/03             1,204
Missouri State Health & Educational Facilities Authority
   Revenue Notes                                                     1,400       2.250          10/24/03             1,404
St Charles County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                          2,300       1.460          12/01/27             2,300
                                                                                                              ------------
                                                                                                                     9,743
                                                                                                              ------------

Multi State and Other - 1.7%
Greystone Municipal Lease Certificate Trust Certificate of
   Participation, weekly demand (E)(a)                                 725       1.530          07/01/05               725
Greystone Revenue Bond Certificate Trust, weekly demand
   (E)(e)                                                              900       1.510          05/01/28               900
McDonald Tax Exempt, semi-annual demand (E)(u)                         525       2.100          01/15/09               525
                                                                                                              ------------
                                                                                                                     2,150
                                                                                                              ------------

New Hampshire - 2.7%
Androscoggin Valley Regional Refuse Disposal District
   General Obligation Unlimited Notes                                1,000       2.000          07/24/03             1,002
Coos County New Hampshire General Obligation Unlimited Notes         2,500       1.625          12/31/03             2,504
                                                                                                              ------------
                                                                                                                     3,506
                                                                                                              ------------

 8  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
New York - 1.0%
Board of Cooperative Educational Services Sole Supervisory
   District Oswego County Revenue Notes                              1,000       2.125          12/30/03             1,005
City of New York New York General Obligation Unlimited,
   weekly demand (E)(u)                                                300       1.300          08/01/19               300
                                                                                                              ------------
                                                                                                                     1,305
                                                                                                              ------------

North Carolina - 1.6%
Mcdowell County Industrial Facilities & Pollution Control
   Financing Authority Revenue Bonds, weekly demand (E)              2,000       1.350          05/01/22             2,000
                                                                                                              ------------

Ohio - 7.2%
Allen County Ohio General Obligation Limited Notes                     945       1.780          09/10/03               946
American Municipal Power-Ohio Inc. Revenue Notes                       525       1.800          07/16/03               525
American Municipal Power-Ohio Inc. Revenue Notes                       750       1.650          08/06/03               750
Athens County Port Authority Revenue Bonds, weekly demand
   (E)                                                                 890       1.450          06/01/32               890
Clermont County Ohio Revenue Bonds, semi-annual demand (E)             315       2.000          12/01/09               315
Clermont County Ohio Revenue Bonds, semi-annual demand (E)             490       2.000          05/01/12               490
Kirtland Ohio General Obligation Limited Notes                       1,454       1.800          08/07/03             1,455
Ohio State Revenue Bonds, weekly demand (E)                            800       1.400          10/01/31               800
Scioto County Ohio Revenue Bonds, weekly demand (E)                    565       1.500          12/01/15               565
Shaker Heights Ohio General Obligation Limited Notes                 1,000       2.250          07/10/03             1,001
Stark County Ohio Revenue Bonds, weekly demand (E)                   1,385       1.300          09/15/16             1,385
Trumbull County Ohio Revenue Bonds, weekly demand (E)                  175       1.450          04/01/04               175
                                                                                                              ------------
                                                                                                                     9,297
                                                                                                              ------------

Oregon - 1.8%
Hillsboro Oregon Revenue Bonds, weekly demand (E)                    1,350       1.420          08/01/11             1,350
Oregon State Revenue Notes                                           1,000       3.250          05/01/03             1,000
                                                                                                              ------------
                                                                                                                     2,350
                                                                                                              ------------

Pennsylvania - 7.7%
Allegheny County Pennsylvania General Obligation Unlimited,
   annual demand (E)                                                 3,000       2.050          05/01/27             3,000
Berks County Industrial Development Authority, weekly demand
   (E)                                                               1,350       1.400          12/01/04             1,350
Dauphin County General Authority Revenue Bonds, weekly
   demand (E)(u)                                                       515       1.450          10/01/27               515
Hazleton Area Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                            795       1.400          10/01/24               795
Moon Industrial Development Authority, weekly demand (E)             1,750       1.400          11/01/10             1,750
Pennsylvania State Higher Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,000       1.400          11/01/31             1,000
Philadelphia Hospitals & Higher Education Facilities
   Authority Revenue Bonds, weekly demand (E)                        1,470       1.450          06/01/14             1,470
                                                                                                              ------------
                                                                                                                     9,880
                                                                                                              ------------

Tennessee - 3.8%
Franklin County Health & Educational Facilities Board
   Revenue Bonds, semi-annual demand (E)                             1,315       1.200          09/01/10             1,315
Knox County Health Educational & Housing Facilities Board
   Revenue Bonds, weekly demand (E)                                    320       1.350          03/01/19               320

                                                   Tax Free Money Market Fund  9

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E) (u)                                             2,100       1.250          12/01/14             2,100
Wilson County Industrial Development Board, weekly demand
   (E)                                                               1,100       1.540          07/01/26             1,100
                                                                                                              ------------
                                                                                                                     4,835
                                                                                                              ------------

Vermont - 3.7%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                  1,900       1.450          06/01/22             1,900
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                    850       1.450          06/01/27               850
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                  1,955       1.400          10/01/25             1,955
                                                                                                              ------------
                                                                                                                     4,705
                                                                                                              ------------

Washington - 1.6%
Snohomish County School District No. 2 Everett General
   Obligation Unlimited                                                895       4.500          06/01/03               897
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                 1,190       1.400          08/01/24             1,190
                                                                                                              ------------
                                                                                                                     2,087
                                                                                                              ------------

West Virginia - 0.8%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                               1,000       1.500          03/01/26             1,000
                                                                                                              ------------

Wisconsin - 4.6%
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)                                                        1,025       1.450          07/01/21             1,025
Milwaukee Wisconsin Revenue Bonds, weekly demand (E)                   650       1.400          06/01/29               650
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,800       1.400          06/01/19             1,800
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    900       1.400          10/01/29               900
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,350       1.400          08/15/30             1,350
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    200       1.400          11/01/17               200
                                                                                                              ------------
                                                                                                                     5,925
                                                                                                              ------------

Wyoming - 1.2%
Campbell County School District No. 1 Gilette General
   Obligation Unlimited Notes                                        1,500       2.500          06/26/03             1,501
                                                                                                              ------------

TOTAL INVESTMENTS - 99.7%
(amortized cost $127,865) (+)                                                                                      127,865

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                               426
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                128,291
                                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 10  Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

----------------------------------------------------------------------------
QUALITY RATINGS AS OF % OF VALUE
P-1/A-1; MIG1/SP-1/F1 or equivalent                                 100%
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A OF % OF VALUE
Cashflow Note                                                        19%
Corporate                                                            17
Non-Profit                                                           16
Multi-Family Housing Bond                                             9
Hospital                                                              8
Education (colleges and universities)                                 8
Nursing Home                                                          7
Investor Owned Utility                                                5
General Obligation                                                    3
Bond Anticipation Note                                                3
Special Tax                                                           2
Asset Backed                                                          2
Annual Appropriation                                                  1
                                                                    ---
                                                                    100%
                                                                    ===

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  11

MONEY MARKET FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
                                                                      FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------

ASSETS
Investments at amortized cost which approximates value         $         1,816,375    $            56,310    $            127,865
Repurchase agreements at cost which approximates value                          --                 32,473                      --
Receivables:
      Dividends and interest                                                 2,359                    384                     569
      Fund shares sold                                                          92                     --                      --
Prepaid expenses                                                               134                     --                      --
                                                               -------------------    -------------------    --------------------
Total assets                                                             1,818,960                 89,167                 128,434
                                                               -------------------    -------------------    --------------------

LIABILITIES
Payables:
      Accrued fees to affiliates                                               203                     22                      32
      Other accrued expenses                                                    64                      6                       2
      Dividends                                                              1,764                     58                     109
                                                               -------------------    -------------------    --------------------
Total liabilities                                                            2,031                     86                     143
                                                               -------------------    -------------------    --------------------

NET ASSETS                                                     $         1,816,929    $            89,081    $            128,291
                                                               ===================    ===================    ====================
Net Assets Consist of:
Accumulated net realized gain (loss)                           $              (162)   $               (42)   $               (122)
Shares of beneficial interest                                               18,171                    891                   1,284
Additional paid-in capital                                               1,798,920                 88,232                 127,129
                                                               -------------------    -------------------    --------------------
NET ASSETS                                                     $         1,816,929    $            89,081    $            128,291
                                                               ===================    ===================    ====================

NET ASSET VALUE, PER SHARE:
   Net asset value per share: Class A*                         $              1.00    $                --    $                 --
      Class A - Net assets                                     $             8,010    $                --    $                 --
      Class A - Shares outstanding ($.01 par value)                          8,010                     --                      --
   Net asset value per share: Class S*                         $              1.00    $              1.00    $               1.00
      Class S - Net assets                                     $     1,816,921,319    $        89,081,359    $        128,291,187
      Class S - Shares outstanding ($.01 par value)                  1,817,084,422             89,123,749             128,413,278
---------------------------------------------------------------------------------------------------------------------------------

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 12  Frank Russell Investment Company Money Market Funds

MONEY MARKET FUNDS

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
                                                                      FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                $             1,092    $                --    $                 --
      Interest                                                              13,984                    606                   1,060
                                                               -------------------    -------------------    --------------------
Total investment income                                                     15,076                    606                   1,060
                                                               -------------------    -------------------    --------------------

EXPENSES
      Advisory fees                                                          1,989                     88                     153
      Administrative fees - Class S                                            497                     22                      38
      Custodian fees                                                           248                     27                      26
      Transfer agent fees                                                      118                     37                      20
      Professional fees                                                         25                      6                       6
      Registration fees                                                         54                     11                      11
      Trustees' fees                                                            14                      5                       9
      Miscellaneous                                                             41                      4                      10
                                                               -------------------    -------------------    --------------------
      Expenses before reductions                                             2,986                    200                     273
      Expense reductions                                                    (1,497)                   (47)                    (55)
                                                               -------------------    -------------------    --------------------
Net expenses                                                                 1,489                    153                     218
                                                               -------------------    -------------------    --------------------
Net investment income                                                       13,587                    453                     842
                                                               -------------------    -------------------    --------------------

NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                        (36)                   (16)                     --
                                                               -------------------    -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $            13,551    $               437    $                842
                                                               ===================    ===================    ====================

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company Money Market Funds  13

MONEY MARKET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                        MONEY MARKET                     US GOVERNMENT                        TAX FREE
                                            FUND                       MONEY MARKET FUND                 MONEY MARKET FUND
                               ------------------------------    ------------------------------    ------------------------------
                                 SIX MONTHS      FISCAL YEAR       SIX MONTHS      FISCAL YEAR       SIX MONTHS      FISCAL YEAR
                                   ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                               APRIL 30, 2003    OCTOBER 31,     APRIL 30, 2003    OCTOBER 31,     APRIL 30, 2003    OCTOBER 31,
                                (UNAUDITED)          2002         (UNAUDITED)          2002         (UNAUDITED)          2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS
      Net investment income     $     13,587     $     35,669     $        453     $      1,394     $        842     $      2,672
      Net realized gain
         (loss)                          (36)              26              (16)              (2)              --               --
                                ------------     ------------     ------------     ------------     ------------     ------------
Net increase (decrease) in
  net assets from
  operations                          13,551           35,695              437            1,392              842            2,672
                                ------------     ------------     ------------     ------------     ------------     ------------

DISTRIBUTIONS
      From net investment
         income - Class S            (13,587)         (35,669)            (453)          (1,394)            (842)          (2,672)
                                ------------     ------------     ------------     ------------     ------------     ------------

SHARE TRANSACTIONS
      Net increase
         (decrease) in net
         assets from share
         transactions                (87,854)          18,052           (4,085)         (15,700)         (46,332)          (6,076)
                                ------------     ------------     ------------     ------------     ------------     ------------

TOTAL NET INCREASE
  (DECREASE) IN
  NET ASSETS                         (87,890)          18,078           (4,101)         (15,702)         (46,332)          (6,076)

NET ASSETS

      Beginning of period          1,904,819        1,886,741           93,182          108,884          174,623          180,699
                                ------------     ------------     ------------     ------------     ------------     ------------

      End of period             $  1,816,929     $  1,904,819     $     89,081     $     93,182     $    128,291     $    174,623
                                ============     ============     ============     ============     ============     ============

See accompanying notes which are an integral part of the financial statements.

 14  Frank Russell Investment Company Money Market Funds

                  This page has been intentionally left blank.

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED (UNAUDITED)

For a Share Outstanding Throughout Each Period.

                                                            $                                                           $
                                        $                  NET                  $                   $             DISTRIBUTIONS
                                NET ASSET VALUE,        INVESTMENT      NET REALIZED GAIN   TOTAL INCOME FROM       FROM NET
                               BEGINNING OF PERIOD    INCOME (LOSS)          (LOSS)            OPERATIONS       INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
Class A
April 30, 2003 (2)                    1.0000              .0003               .0000               .0003              (.0003)
---------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                    1.0000              .0068               .0000               .0068              (.0068)
October 31, 2002                      1.0000              .0185               .0000               .0185              (.0185)
October 31, 2001                      1.0000              .0483               .0000               .0483              (.0483)
October 31, 2000 (3)                  1.0000              .0519               .0000               .0519              (.0519)
December 31, 1999                     1.0000              .0515               .0000               .0515              (.0515)
December 31, 1998                     1.0000              .0553               .0000               .0553              (.0553)
December 31, 1997                     1.0000              .0563               .0000               .0563              (.0563)
---------------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT MONEY MARKET FUND
Class S
April 30, 2003 (1)                    1.0000              .0051               .0000               .0051              (.0051)
October 31, 2002                      1.0000              .0173               .0000               .0173              (.0173)
October 31, 2001                      1.0000              .0446               .0000               .0446              (.0446)
October 31, 2000 (3)                  1.0000              .0500               .0000               .0500              (.0500)
December 31, 1999                     1.0000              .0483               .0000               .0483              (.0483)
December 31, 1998                     1.0000              .0520               .0000               .0520              (.0520)
December 31, 1997                     1.0000              .0545               .0000               .0545              (.0545)
---------------------------------------------------------------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
Class S
April 30, 2003 (1)                    1.0000              .0054               .0000               .0054              (.0054)
October 31, 2002                      1.0000              .0152               .0000               .0152              (.0152)
October 31, 2001                      1.0000              .0317               .0000               .0317              (.0317)
October 31, 2000 (3)                  1.0000              .0333               .0000               .0333              (.0333)
December 31, 1999                     1.0000              .0326               .0000               .0326              (.0326)
December 31, 1998                     1.0000              .0331               .0000               .0331              (.0331)
December 31, 1997                     1.0000              .0355               .0000               .0355              (.0355)
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 16  Frank Russell Investment Company Money Market Funds

                                                                                        %                   %
                              $                                     $           RATIO OF EXPENSES   RATIO OF EXPENSES
           $           NET ASSET VALUE,          %              NET ASSETS         TO AVERAGE          TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS,         NET ASSETS,
     DISTRIBUTIONS          PERIOD           RETURN(A)            (000)              NET(B)             GROSS(B)
---------------------------------------------------------------------------------------------------------------------
         (.0003)            1.0000              0.03                    8             0.24                0.39
---------------------------------------------------------------------------------------------------------------------
         (.0068)            1.0000              0.69            1,816,921             0.15                0.30
         (.0185)            1.0000              1.87            1,904,819             0.14                0.29
         (.0483)            1.0000              4.94            1,886,741             0.14                0.29
         (.0519)            1.0000              5.32            1,757,430             0.17                0.32
         (.0515)            1.0000              5.27            2,026,717             0.17                0.32
         (.0553)            1.0000              5.69            1,605,026             0.16                0.31
         (.0563)            1.0000              5.79              926,283             0.08                0.30
---------------------------------------------------------------------------------------------------------------------
         (.0051)            1.0000              0.52               89,081             0.35                0.45
         (.0173)            1.0000              1.74               93,182             0.25                0.45
         (.0446)            1.0000              4.55              108,884             0.37                0.63
         (.0500)            1.0000              5.12               81,316             0.32                0.58
         (.0483)            1.0000              4.93              190,150             0.30                0.54
         (.0520)            1.0000              5.34              166,224             0.32                0.55
         (.0545)            1.0000              5.59              187,412             0.20                0.41
---------------------------------------------------------------------------------------------------------------------
         (.0054)            1.0000              0.55              128,291             0.29                0.36
         (.0152)            1.0000              1.53              174,623             0.25                0.35
         (.0317)            1.0000              3.22              180,699             0.30                0.40
         (.0333)            1.0000              3.38              169,808             0.34                0.44
         (.0326)            1.0000              3.31              246,695             0.21                0.31
         (.0331)            1.0000              3.36              194,663             0.34                0.44
         (.0355)            1.0000              3.61              130,725             0.28                0.38
---------------------------------------------------------------------------------------------------------------------

             %
       RATIO OF NET
     INVESTMENT INCOME
        TO AVERAGE
       NET ASSETS(B)
----------------------
           1.20
----------------------
           1.37
           1.84
           4.78
           6.23
           5.15
           5.54
           5.65
----------------------
           1.03
           1.73
           4.43
           5.91
           4.83
           5.20
           5.44
----------------------
           1.10
           1.52
           3.17
           3.96
           3.28
           3.29
           3.55
----------------------

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company Money Market Funds  17

MONEY MARKET FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
(1)   For the six months ended April 30, 2003 (Unaudited).
(2) For the period April 21, 2003 (commencement of operations) to April 30, 2003 (Unaudited).
(3)   For the ten months ended October 31, 2000.
(a)   Periods less than one year are not annualized
(b)   The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

 18  Frank Russell Investment Company Money Market Funds

MONEY MARKET FUNDS

NOTES TO STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
# All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
n     Taxable security.
(+)   The identified cost for Federal income tax purpose is the same as shown above.
a Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, Maine, Michigan, Minnesota, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
e Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.
u     Multi-State bond issue including Michigan, Ohio, and Pennsylvania.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. this indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1+ - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

                                            Notes to Statement of Net Assets  19

MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 32 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   The Money Market, US Government Money Market and the Tax Free Money Market Funds' portfolio investments comply with Rule 2a-7 of the Investment Company Act of 1940, as amended. Accordingly, each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   Federal income taxes

   As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

 20  Notes to Financial Statements

MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Class Allocation

   The Money Market Fund offers the following classes of shares: Class A and Class S. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Repurchase agreements

   The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market and Tax Free Money Market Funds. As of April 30, 2003, approximately $1,037,220,985 and $2,943,984, respectively, represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $300,000,000 is invested in the Money Market Fund.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $2,229,789 and $557,447, respectively, for the period ended April 30, 2003.

                                                    ANNUAL RATE
                                             ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Money Market                                0.20%            0.05%
   US Government Money Market                  0.20             0.05
   Tax Free Money Market                       0.20             0.05

   The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund. The amount of such waiver for the period ended April 30, 2003 was $1,491,583.

   The Advisor has contractually agreed to waive a portion of its combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis through February 27, 2003. The amount of such waiver for the period ended April 30, 2003 was $46,881.

   The Advisory has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund through February 27, 2003. The amount of such waiver for the period ended April 30, 2003 was $53,948.

                                               Notes to Financial Statements  21

MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2003, the Fund's custodian fees were reduced by the following amounts under these arrangements:

   Money Market                           $     5,621
   US Government Money Market                       4
   Tax Free Money Market                          993

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds listed for the period ended April 30, 2003 were $175,441.

   Distributor

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.15% of the average daily net assets of a Fund's Class A shares on an annual basis.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000.

4. FEDERAL INCOME TAXES

   At October 31, 2002, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                           10/31/03      10/31/04      10/31/05
   ------------------------------------------------------------------------------
   Money Market                           $    15,247   $       814   $        --
   US Government Money Market                   4,913         3,331         1,570
   Tax Free Money Market                           --            --            --

                                           10/31/06      10/31/07      10/31/08      10/31/09      10/31/10       TOTALS
   ------------------------------------------------------------------------------------------------------------------------
   Money Market                           $     3,246   $    12,599   $   106,731   $    35,378   $        --   $   174,015
   US Government Money Market                     762         1,782         8,484        15,034         2,688        38,564
   Tax Free Money Market                           --            --        68,310        59,628            19       127,957

 22  Notes to Financial Statements

MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

5. FUND SHARE TRANSACTIONS

   Share transactions for the period ended April 30, 2003 and year ended October 31, 2002 were as follows:

                                                                 CLASS A                                 CLASS S
                                                    ON A CONSTANT DOLLAR BASIS (000)        ON A CONSTANT DOLLAR BASIS (000)
                                                       2003(A)              2002                2003                2002
      Money Market
      Proceeds from shares sold                                   8   $              --           6,853,330   $      14,028,061
      Proceeds from reinvestment of
         distributions                                           --                  --               2,699               5,903
      Payments for shares redeemed                               --                  --          (6,943,891)        (14,015,912)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                               8   $              --             (87,862)  $          18,052
                                                  =================   =================   =================   =================
      US Government Money Market
      Proceeds from shares sold                                  --                  --              48,880   $         112,986
      Proceeds from reinvestment of
         distributions                                           --                  --                 391               1,200
      Payments for shares redeemed                               --                  --             (53,356)           (129,886)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                              --   $              --              (4,085)  $         (15,700)
                                                  =================   =================   =================   =================
      Tax Free Money Market
      Proceeds from shares sold                                  --                  --             114,268   $         357,537
      Proceeds from reinvestment of
         distributions                                           --                  --                 613               1,625
      Payments for shares redeemed                               --                  --            (161,213)           (365,238)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                              --   $              --             (46,332)  $          (6,076)
                                                  =================   =================   =================   =================

(a) Share transactions for Money Market Fund Class A are for the period April 21, 2003 (commencement of sale) to April 30, 2003.

6. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 24, 2003. The Funds did not have any drawdowns during the period ended April 30, 2003.

7. BENEFICIAL INTEREST

   As of April 30, 2003, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                   %                     %                     %
   ------------------------------------------------------------------------------------------------------
   Money Market                                  16.5                    --                    --
   US Government Money Market                    42.4                  13.6                  10.0
   Tax Free Money Market                         39.2                  37.5                    --

                                               Notes to Financial Statements  23

MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              37         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  37         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                                       Distributors, Inc. and
  98402-1616                                               FRIMCo
                                                         - Trustee, President and
                                                           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Trustee and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board,              37         None
  Phillips,           2002              successor is       President, CEO and Director,
  Born January 20,                      duly elected       FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC and Frank
  909 A Street                                             Russell Capital Inc.
  Tacoma, Washington                                     - Director/Chairman, Frank
  98402-1616                                               Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

 24  Disclosure of Information about Fund Directors

MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         37         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  37         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  37         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         37         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           37         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  37         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  37         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  25

MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               37         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  37         None
 Born October 2,      2002              successor is     - 1997 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
----------------------------------------------------------------------------------------------------------------------------

 26  Disclosure of Information about Fund Directors

MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company)
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Investment Officer, Frank Russell Trust Company
                                since 1991                         - Director, FRIMCo and Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson               Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  27

MONEY MARKET FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Sharon L. Hammel, Director of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate
     General Counsel
 Deedra S. Walkey, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Stephen J. Meyer, Assistant Treasurer
 Amy L. Osler, Assistant Secretary

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS

Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

US Government Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

Tax Free Money Market Fund
 Weiss, Peck & Greer, LLC, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 28  Manager, Money Managers and Service Providers

                  This page has been intentionally left blank.

                  This page has been intentionally left blank.

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com

                                                FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS

[Graphic]

2003 Semiannual Report


CLASS C, E, AND S SHARES


DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

EQUITY INCOME FUND

QUANTITATIVE EQUITY FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND

TAX EXEMPT BOND FUND

TAX-MANAGED LARGE CAP FUND

TAX-MANAGED MID & SMALL CAP FUND


CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND



APRIL 30, 2003

                                                            [FRANK RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 32 different investment portfolios. These financial statements report on fifteen Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                        Frank Russell Investment Company

                                 Russell Funds

                               Semiannual Report

                                 April 30, 2003

                               Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................        11

Equity Income Fund...................................................        21

Quantitative Equity Fund.............................................        26

International Securities Fund........................................        32

Emerging Markets Fund................................................        45

Real Estate Securities Fund..........................................        53

Short Term Bond Fund.................................................        55

Diversified Bond Fund................................................        65

Multistrategy Bond Fund..............................................        81

Tax Exempt Bond Fund.................................................        97

Tax-Managed Large Cap Fund...........................................       107

Tax-Managed Mid & Small Cap Fund.....................................       110

Select Growth Fund...................................................       116

Select Value Fund....................................................       120

Statement of Assets and Liabilities..................................       124

Statement of Operations..............................................       132

Statement of Changes in Net Assets...................................       136

Financial Highlights.................................................       142

Notes to Statement of Net Assets.....................................       159

Notes to Financial Statements........................................       160

Disclosure of Information about Fund Directors.......................       179

Manager, Money Managers and Service Providers........................       183

Frank Russell Investment Company - Russell Funds

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.9%
Auto and Transportation - 2.2%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                     4             108
Autoliv, Inc.                                              24             578
Burlington Northern Santa Fe Corp.                         53           1,488
Canadian National Railway Co.                               5             219
Cooper Tire & Rubber Co.                                   16             220
CSX Corp.                                                  16             512
Dana Corp.                                                 56             518
Delphi Corp.                                               71             594
FedEx Corp.                                                93           5,545
Ford Motor Co.                                             63             653
General Motors Corp.                                       34           1,242
Gentex Corp. (AE)                                           3              91
Genuine Parts Co.                                          10             317
Goodyear Tire & Rubber Co. (The)                           49             282
Harley-Davidson, Inc.                                      28           1,248
JB Hunt Transport Services, Inc. (AE)                       4             145
JetBlue Airways Corp. (AE)                                  6             189
Norfolk Southern Corp.                                     34             715
Paccar, Inc.                                               23           1,357
Ryanair Holdings PLC - ADR (AE)                            42           1,656
Skywest, Inc.                                              22             278
Southwest Airlines Co.                                    143           2,290
Swift Transportation Co., Inc. (AE)                         2              42
Tidewater, Inc.                                             2              61
Union Pacific Corp.                                        26           1,527
United Parcel Service, Inc. Class B                        65           4,007
Visteon Corp.                                              15             107
                                                                 ------------
                                                                       25,989
                                                                 ------------

Consumer Discretionary - 14.6%
Abercrombie & Fitch Co. Class A (AE)                       58           1,910
Accenture, Ltd. Class A (AE)                               16             256
Allied Waste Industries, Inc. (AE)                         10              83
AOL Time Warner, Inc. (AE)                                160           2,185
Apollo Group, Inc. Class A (AE)                            44           2,401
Avon Products, Inc.                                        18           1,047
Banta Corp.                                                 2              76
BearingPoint, Inc. (AE)                                     3              28
Bed Bath & Beyond, Inc. (AE)                               62           2,430
Belo Corp. Class A                                          6             127
Best Buy Co., Inc. (AE)                                    75           2,594
Black & Decker Corp.                                        5             207
Blyth, Inc.                                                 5             144
Boyd Gaming Corp. (AE)                                     60             861
Callaway Golf Co.                                          10             132
Career Education Corp. (AE)                                 8             499
Carnival Corp.                                              6             171
Cendant Corp. (AE)                                         18             263

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chico's FAS, Inc. (AE)                                     62           1,509
Claire's Stores, Inc.                                       5             133
Clear Channel Communications, Inc. (AE)                   111           4,332
Coach, Inc. (AE)                                           39           1,688
Convergys Corp. (AE)                                       10             168
Corinthian Colleges, Inc. (AE)                             15             687
Costco Wholesale Corp. (AE)                                60           2,092
Darden Restaurants, Inc.                                    5              94
Dollar General Corp.                                       15             213
DoubleClick, Inc. (AE)                                      5              46
Eastman Kodak Co.                                          13             389
eBay, Inc. (AE)                                            56           5,206
EchoStar Communications Corp. (AE)                         24             715
Electronic Arts, Inc. (AE)                                128           7,569
Family Dollar Stores                                       28             949
Federated Department Stores                                88           2,710
Fisher Scientific International (AE)                        7             201
Four Seasons Hotels, Inc.                                  49           1,485
Fox Entertainment Group, Inc. Class A (AE)                  3              88
Gannett Co., Inc.                                         113           8,519
Gemstar-TV Guide International, Inc. (AE)                  26             106
Gillette Co. (The)                                        178           5,426
Harman International Industries, Inc.                      17           1,132
Harrah's Entertainment, Inc. (AE)                          10             395
Hearst-Argyle Television, Inc. Class C (AE)                 6             148
Hollywood Entertainment Corp. (AE)                          6             108
Home Depot, Inc.                                          219           6,158
Hughes Electronics Corp. Class H (AE)                      12             146
International Game Technology (AE)                         14           1,165
ITT Educational Services, Inc. (AE)                         5             139
JC Penney Co., Inc. Holding Co.                            13             215
Jones Apparel Group, Inc. (AE)                             10             287
Kimberly-Clark Corp.                                       52           2,611
Knight-Ridder, Inc.                                         6             366
Kohl's Corp. (AE)                                         180          10,248
Landry's Restaurants, Inc.                                  4              82
Leggett & Platt, Inc.                                       4              91
Liberty Media Corp. Class A (AE)                          115           1,261
Liz Claiborne, Inc.                                         5             159
Lowe's Cos., Inc.                                         110           4,828
Manpower, Inc.                                             10             339
Marriott International, Inc. Class A                       67           2,413
Mattel, Inc.                                               25             550
May Department Stores Co. (The)                            49           1,058
McDonald's Corp.                                          108           1,838
McGraw-Hill Cos., Inc. (The)                               12             676
Media General, Inc. Class A                                 1              80

                                                      Diversified Equity Fund  3

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Meredith Corp.                                              3             132
MGM Mirage (AE)                                            50           1,419
New York Times Co. Class A                                  2              88
Newell Rubbermaid, Inc.                                   182           5,541
Nike, Inc. Class B                                         56           3,013
Office Depot, Inc. (AE)                                    38             482
Omnicom Group                                              49           3,012
Pacific Sunwear Of California (AE)                         13             288
Park Place Entertainment Corp. (AE)                        20             147
Petsmart, Inc. (AE)                                        19             283
PF Chang's China Bistro, Inc. (AE)                          6             264
Pittston Brink's Group                                      2              23
Quiksilver, Inc. (AE)                                       4             121
Reed Elsevier PLC - ADR                                    49           1,568
Rent-A-Center, Inc. Class C (AE)                            1              90
Ross Stores, Inc.                                           3             116
RR Donnelley & Sons Co.                                    18             371
Sears Roebuck and Co.                                      39           1,097
ServiceMaster Co. (The)                                    28             254
Snap-On, Inc. Class C                                       7             205
Sonic Corp. (AE)                                            3              86
Stanley Works (The)                                         8             198
Staples, Inc. (AE)                                          5             102
Starwood Hotels & Resorts Worldwide, Inc.                  23             620
Take-Two Interactive Softwar (AE)                          11             254
Talbots, Inc.                                               4             120
Target Corp.                                               18             599
Tiffany & Co.                                              87           2,422
TJX Cos., Inc.                                             25             474
Toro Co.                                                    5             172
Toys R US, Inc. (AE)                                        7              74
Tribune Co.                                                83           4,057
Tupperware Corp.                                            7             100
University of Phoenix Online (AE)                          18             772
Univision Communications, Inc. Class A (AE)                37           1,120
USA Interactive (AE)                                       82           2,450
Valassis Communications, Inc. (AE)                          3              73
VF Corp.                                                   25             987
Viacom, Inc. Class B (AE)                                 284          12,323
Viad Corp.                                                  1              10
Wal-Mart Stores, Inc.                                     267          15,040
Wallace Computer Services, Inc.                             3              71
Walt Disney Co.                                           529           9,879
Washington Post Class B                                    --             211
Waste Connections, Inc. (AE)                                5             158
Waste Management, Inc.                                     29             620
Whirlpool Corp.                                             5             290

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wynn Resorts, Ltd. (AE)                                    28             467
Yahoo, Inc. (AE)                                           45           1,126
Yum! Brands, Inc. (AE)                                      6             143
                                                                 ------------
                                                                      169,764
                                                                 ------------

Consumer Staples - 7.1%
Albertson's, Inc.                                          48             953
Altria Group, Inc.                                        220           6,779
Anheuser-Busch Cos., Inc. Class C                          70           3,512
Brown-Forman Corp. Class B                                  4             306
Campbell Soup Co.                                           4              93
Clorox Co.                                                  5             213
Coca-Cola Co. (The)                                       243           9,826
Coca-Cola Enterprises, Inc.                                18             360
Colgate-Palmolive Co.                                     147           8,393
ConAgra Foods, Inc.                                        91           1,919
Constellation Brands, Inc. Class A (AE)                     3              90
Coors (Adolph) Class B                                      2             128
CVS Corp.                                                   4              85
Del Monte Foods Co. (AE)                                   11              90
Diageo PLC - ADR                                           14             630
Dial Corp. (The)                                           20             410
General Mills, Inc.                                         9             383
Hershey Foods Corp.                                         3             215
HJ Heinz Co.                                               52           1,560
JM Smucker Co. (The)                                        5             172
Kellogg Co.                                               113           3,708
Kroger Co. (AE)                                           103           1,472
Pepsi Bottling Group, Inc.                                  9             191
PepsiAmericas, Inc.                                         3              37
PepsiCo, Inc.                                             261          11,315
Procter & Gamble Co.                                      242          21,723
RJ Reynolds Tobacco Holdings, Inc.                         23             639
Safeway, Inc. (AE)                                         40             663
Sara Lee Corp.                                             50             841
Supervalu, Inc.                                            44             719
Systemco Corp.                                             16             460
Tyson Foods, Inc. Class A                                  24             234
Unilever NV Class S                                         6             353
UST, Inc.                                                  22             690
Walgreen Co.                                               71           2,189
Whole Foods Market, Inc. (AE)                              16             950
WM Wrigley Jr Co.                                           5             306
                                                                 ------------
                                                                       82,607
                                                                 ------------

Financial Services - 19.8%
ACE, Ltd.                                                  13             425
Affiliated Computer Services, Inc. Class A (AE)            30           1,407
Aflac, Inc.                                                 9             281
Allstate Corp. (The)                                      150           5,684

 4  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                 3             170
American Express Co.                                      154           5,817
American Financial Group, Inc.                              1              22
American International Group                              201          11,629
AmSouth Bancorp                                            43             905
Annaly Mortgage Management, Inc. (o)                        3              57
AON Corp.                                                   5             100
Archstone-Smith Trust (o)                                  42             958
Arden Realty, Inc. (o)                                      6             142
Astoria Financial Corp.                                     2              39
Automatic Data Processing                                  12             410
Bank of America Corp.                                     206          15,271
Bank of New York Co., Inc. (The)                            1              39
Bank One Corp.                                             91           3,291
Banknorth Group, Inc.                                       4             106
BB&T Corp.                                                  3             108
Bear Stearns Cos., Inc. (The)                              13             882
Capital One Financial Corp.                                 7             293
CarrAmerica Realty Corp. (o)                               16             413
Charles Schwab Corp. (The)                                152           1,308
Charter One Financial, Inc.                                36           1,040
Chubb Corp.                                                69           3,672
Cigna Corp.                                                29           1,501
Cincinnati Financial Corp.                                  4             136
Citigroup, Inc.                                           889          34,891
CNA Financial Corp. (AE)                                    3              79
Colonial BancGroup, Inc. (The)                              4              47
Comerica, Inc.                                             14             608
Commerce Bancorp, Inc.                                     12             496
Compass Bancshares, Inc.                                    2              65
Countrywide Financial Corp.                                11             775
Crescent Real Estate Equities Co. (o)                       2              21
Deluxe Corp.                                                1              57
Doral Financial Corp.                                      25           1,008
DST Systems, Inc. (AE)                                      2              72
Duke Realty Corp. (o)                                      15             402
Equity Office Properties Trust (o)                         61           1,576
Equity Residential (o)                                     26             679
Fannie Mae                                                142          10,286
Federated Investors, Inc. Class B                          16             425
Fidelity National Financial, Inc.                           6             209
First American Corp.                                        7             178
First Data Corp.                                           91           3,551
First Tennessee National Corp.                              9             394
FirstMerit Corp.                                            1              10
FleetBoston Financial Corp.                               294           7,797
Freddie Mac                                                54           3,128
Golden West Financial Corp.                                 5             414
Goldman Sachs Group, Inc.                                 122           9,293
Greenpoint Financial Corp.                                  6             289
H&R Block, Inc.                                            16             612

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                    37           1,497
Hibernia Corp. Class A                                      8             143
Highwoods Properties, Inc. (o)                             10             192
HRPT Properties Trust (o)                                   7              67
Hudson United Bancorp                                       1              35
Huntington Bancshares, Inc.                                38             736
Independence Community Bank                                --              11
iStar Financial, Inc. (o)                                   1              15
Jefferson-Pilot Corp.                                       6             245
John Hancock Financial Services, Inc.                     109           3,151
JP Morgan Chase & Co.                                     226           6,641
Keycorp                                                    62           1,501
Landamerica Financial Group, Inc.                           3             111
Lehman Brothers Holdings, Inc.                             81           5,118
Liberty Property Trust (o)                                  4             115
Lincoln National Corp.                                     12             397
Loews Corp.                                                11             437
Macerich Co. (The) (o)                                      3             109
Marsh & McLennan Cos., Inc.                                61           2,904
MBIA, Inc.                                                 10             443
Mellon Financial Corp.                                    110           2,904
Merrill Lynch & Co., Inc.                                  97           3,967
Metlife, Inc.                                              70           2,009
MGIC Investment Corp.                                      12             546
Mony Group, Inc.                                            1              21
Moody's Corp.                                               3             135
Morgan Stanley                                            176           7,897
National City Corp.                                        68           2,043
National Commerce Financial Corp.                           3              70
Nationwide Financial Services                               3              90
New York Community Bancorp, Inc.                           10             330
Old Republic International Corp.                           17             522
Paychex, Inc.                                              86           2,673
PMI Group, Inc. (The)                                      39           1,196
PNC Financial Services Group, Inc.                         30           1,333
Popular, Inc.                                               1              18
Post Properties, Inc. (o)                                   4             113
Principal Financial Group                                  23             661
Progressive Corp. (The)                                     2             120
Protective Life Corp.                                       3              80
Prudential Financial, Inc.                                  6             184
Radian Group, Inc.                                         36           1,437
Regions Financial Corp.                                    23             775
Rouse Co. (The) (o)                                         8             263
Ryder System, Inc.                                          6             141
Safeco Corp.                                               21             802
Simon Property Group, Inc. (o)                              9             314
SLM Corp.                                                  73           8,126
SouthTrust Corp.                                           62           1,670
St Paul Cos                                                36           1,225
Sungard Data Systems, Inc. (AE)                             8             178

                                                      Diversified Equity Fund  5

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SunTrust Banks, Inc.                                       48           2,751
TCF Financial Corp.                                         9             349
Torchmark Corp.                                             7             287
Travelers Property Casualty Corp. (AE)                     18             441
Travelers Property Casualty Corp. Class A                  81           1,313
Travelers Property Casualty Corp. Class B                  43             705
Trizec Properties, Inc. (o)                                12             111
Union Planters Corp.                                        5             146
UnionBanCal Corp.                                          14             579
United Rentals, Inc. (AE)                                  15             150
UnumProvident Corp.                                        31             352
US Bancorp                                                173           3,838
Vornado Realty Trust (o)                                    1              25
Wachovia Corp.                                            173           6,596
Washington Mutual, Inc.                                   168           6,654
Wells Fargo & Co.                                         103           4,965
WR Berkley Corp.                                           11             515
XL Capital, Ltd. Class A                                    2             133
                                                                 ------------
                                                                      229,089
                                                                 ------------

Health Care - 14.9%
Abbott Laboratories                                        55           2,235
Aetna, Inc.                                                65           3,242
Alcon, Inc.                                                18             793
Allergan, Inc.                                              1              91
AmerisourceBergen Corp.                                     4             212
Amgen, Inc. (AE)                                          308          18,869
Anthem, Inc. (AE)                                          12             837
Baxter International, Inc.                                  5             106
Becton Dickinson & Co.                                      8             280
Boston Scientific Corp. (AE)                               84           3,601
Bristol-Myers Squibb Co.                                   99           2,526
Cardinal Health, Inc.                                       5             249
CR Bard, Inc.                                               3             215
CuraGen Corp. (AE)                                          2              10
DaVita, Inc. (AE)                                           2              34
Eli Lilly & Co.                                            91           5,806
Forest Laboratories, Inc. (AE)                            103           5,342
Genentech, Inc. (AE)                                       61           2,325
Genzyme Corp.-General Division (AE)                        41           1,651
Gilead Sciences, Inc. (AE)                                 69           3,170
Guidant Corp.                                              16             607
HCA, Inc.                                                  61           1,959
Health Management Associates, Inc. Class A                 33             560
Healthsouth Corp. (AE)                                     10               1
Humana, Inc. (AE)                                          83             920
Idec Pharmaceuticals Corp. (AE)                            32           1,058
Johnson & Johnson                                         429          24,200

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
King Pharmaceuticals, Inc. (AE)                             8              95
Laboratory Corp. of America Holdings (AE)                  92           2,716
McKesson Corp.                                            103           2,867
Medimmune, Inc. (AE)                                       81           2,842
Medtronic, Inc.                                           169           8,044
Merck & Co., Inc.                                         127           7,381
Mid Atlantic Medical Services (AE)                          1              30
Mylan Laboratories                                          2              68
Novartis AG - ADR                                          39           1,536
Odyssey HealthCare, Inc. (AE)                               3              83
Perrigo Co.                                                 4              66
Pfizer, Inc.                                            1,088          33,459
Pharmaceutical Resources, Inc. (AE)                         2              79
Quest Diagnostics (AE)                                     51           3,018
Quintiles Transnational Corp. (AE)                          1              19
Renal Care Group, Inc. (AE)                                --              15
Schering-Plough Corp.                                     113           2,036
St Jude Medical, Inc. (AE)                                 77           4,043
Stericycle, Inc. (AE)                                       6             216
Steris Corp. (AE)                                          --               9
Stryker Corp.                                               2             154
Teva Pharmaceutical Industries - ADR                       50           2,337
Triad Hospitals, Inc. (AE)                                  4              79
UnitedHealth Group, Inc.                                  112          10,320
WellPoint Health Networks (AE)                             12             930
Wyeth                                                     142           6,171
Zimmer Holdings, Inc. (AE)                                 66           3,100
                                                                 ------------
                                                                      172,612
                                                                 ------------

Integrated Oils - 3.9%
Amerada Hess Corp.                                         13             609
BP PLC - ADR                                               65           2,512
ChevronTexaco Corp.                                        82           5,170
ConocoPhillips                                            117           5,864
Exxon Mobil Corp.                                         734          25,836
Kerr-McGee Corp.                                            5             202
Marathon Oil Corp.                                         51           1,167
Occidental Petroleum Corp.                                 52           1,558
Total Fina Elf SA - ADR                                     6             394
Unocal Corp.                                               48           1,318
                                                                 ------------
                                                                       44,630
                                                                 ------------

Materials and Processing - 3.7%
Air Products & Chemicals, Inc.                             47           2,043
Albany International Corp. Class A                          3              62
Alcoa, Inc.                                               187           4,281
Allegheny Technologies, Inc.                                7              28
American Standard Cos., Inc. (AE)                           8             541
Archer-Daniels-Midland Co.                                254           2,819
Ashland, Inc.                                              19             553

 6  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Avery Dennison Corp.                                        4             201
Ball Corp.                                                  8             446
Bemis Co.                                                   6             295
Bowater, Inc.                                              16             635
Dow Chemical Co. (The)                                     92           3,013
Du Pont EI de Nemours & Co.                                42           1,774
Eastman Chemical Co.                                       23             713
Ecolab, Inc.                                               12             628
Engelhard Corp.                                             9             219
Fluor Corp.                                                 8             287
Forest City Enterprises, Inc. Class A                       1              23
Glatfelter                                                  1              15
Hercules, Inc. (AE)                                        38             387
International Paper Co.                                    64           2,297
Jacobs Engineering Group, Inc. (AE)                         5             202
Lafarge North America, Inc.                                 9             286
Louisiana-Pacific Corp. (AE)                                9              75
Lubrizol Corp.                                              5             174
Lyondell Chemical Co.                                      70           1,023
Masco Corp.                                               197           4,151
MeadWestvaco Corp.                                         19             442
Monsanto Co.                                               35             615
Nucor Corp.                                                12             490
Owens-Illinois, Inc. (AE)                                   3              25
Pactiv Corp. (AE)                                          24             492
Phelps Dodge Corp. (AE)                                    23             720
PPG Industries, Inc.                                       54           2,609
Praxair, Inc.                                              60           3,498
Precision Castparts Corp.                                  10             265
Rayonier, Inc.                                              3             136
Rohm & Haas Co.                                             4             132
RPM International, Inc.                                     9             107
Scotts Co. (The) Class A (AE)                               4             224
Sealed Air Corp. (AE)                                       6             244
Sherwin-Williams Co. (The)                                 38           1,062
Smurfit-Stone Container Corp. (AE)                         93           1,306
Sonoco Products Co.                                         8             177
Syngenta AG Class R - ADR                                 167           1,709
Temple-Inland, Inc.                                         4             172
Timken Co.                                                  7             123
United States Steel Corp.                                   7             100
Weyerhaeuser Co. Series O                                   6             283
York International Corp.                                    8             192
                                                                 ------------
                                                                       42,294
                                                                 ------------

Miscellaneous - 4.3%
3M Co.                                                     81          10,213
Brunswick Corp.                                            14             297
Carlisle Cos., Inc.                                         9             389
Crane Co.                                                  14             273
Eaton Corp.                                                40           3,280

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FMC Corp. (AE)                                             10             181
Fortune Brands, Inc.                                       38           1,837
General Electric Co.                                      951          28,003
Georgia-Pacific Corp.                                      15             236
Honeywell International, Inc.                              41             971
Illinois Tool Works, Inc.                                   9             576
ITT Industries, Inc.                                       11             642
Johnson Controls, Inc.                                      4             345
SPX Corp. (AE)                                             66           2,221
St Joe Co. (The)                                            4             104
Textron, Inc.                                               8             227
                                                                 ------------
                                                                       49,795
                                                                 ------------

Other Energy - 2.2%
Anadarko Petroleum Corp.                                   57           2,526
Apache Corp.                                               18           1,008
Baker Hughes, Inc.                                        151           4,220
BJ Services Co. (AE)                                       32           1,168
Burlington Resources, Inc.                                 19             885
Cooper Cameron Corp. (AE)                                   3             144
Devon Energy Corp.                                         41           1,916
Diamond Offshore Drilling                                   6             117
ENSCO International, Inc.                                  27             686
Equitable Resources, Inc.                                   8             304
GlobalSantaFe Corp.                                        32             679
Halliburton Co.                                            59           1,254
Nabors Industries, Ltd. (AE)                               22             862
Noble Corp. (AE)                                           39           1,204
Peabody Energy Corp.                                        2              60
Pioneer Natural Resources Co. (AE)                         20             478
Reliant Resources, Inc. (AE)                               58             328
Schlumberger, Ltd.                                        104           4,357
Smith International, Inc. (AE)                             27             960
Transocean, Inc.                                           58           1,108
Williams Cos., Inc.                                         6              40
XTO Energy, Inc.                                           67           1,299
                                                                 ------------
                                                                       25,603
                                                                 ------------

Producer Durables - 3.5%
AGCO Corp. (AE)                                             1              13
American Power Conversion (AE)                             13             206
Applied Materials, Inc. (AE)                              186           2,723
Boeing Co. (The)                                           32             868
Caterpillar, Inc.                                         104           5,495
Centex Corp.                                                2             132
Cooper Industries, Ltd. Class A                             8             289
Cummins, Inc.                                              24             653
Danaher Corp.                                              28           1,959
Deere & Co.                                               122           5,365
DR Horton, Inc.                                            16             383
Emerson Electric Co.                                       13             635

                                                      Diversified Equity Fund  7

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Engineered Support Systems, Inc.                            2              66
Goodrich Corp.                                             34             474
Hovnanian Enterprises, Inc. Class A (AE)                    9             346
Hubbell, Inc. Class B                                       7             229
Ingersoll-Rand Co. Class A                                 10             428
Kla-Tencor Corp. (AE)                                       9             369
Lennar Corp. Class A                                       34           1,868
Lennar Corp. Class B                                        3             184
Lexmark International, Inc. (AE)                            3             254
Lockheed Martin Corp.                                       7             350
MDC Holdings, Inc.                                         26           1,213
Molex, Inc. Class A                                         2              33
Nokia OYJ - ADR                                           282           4,673
Nordson Corp.                                               2              40
Northrop Grumman Corp.                                     14           1,251
NVR, Inc. (AE)                                             --             150
Pall Corp.                                                119           2,507
Parker Hannifin Corp.                                       8             321
Pentair, Inc.                                               7             257
Pulte Homes, Inc.                                           5             273
Rockwell Collins, Inc.                                     24             514
Steelcase, Inc. Class A                                     3              30
Tektronix, Inc. (AE)                                       15             276
Telefonaktiebolaget LM Ericsson - ADR (AE)                131           1,187
Toll Brothers, Inc. (AE)                                   18             423
United Defense Industries, Inc. (AE)                        2              44
United Technologies Corp.                                  56           3,475
Waters Corp. (AE)                                          24             583
Xerox Corp. (AE)                                           44             436
                                                                 ------------
                                                                       40,975
                                                                 ------------

Technology - 10.7%
3Com Corp. (AE)                                            20             101
Acxiom Corp. (AE)                                           3              43
ADC Telecommunications, Inc. (AE)                          64             153
Adobe Systems, Inc.                                        32           1,106
Adtran, Inc. (AE)                                          --              11
Advanced Micro Devices, Inc. (AE)                          40             298
Altera Corp. (AE)                                          63             992
Amdocs, Ltd. (AE)                                          54             954
Analog Devices, Inc. (AE)                                  97           3,219
Autodesk, Inc.                                             30             467
Avaya, Inc. (AE)                                           73             285
Avnet, Inc. (AE)                                            1              16
BEA Systems, Inc. (AE)                                     56             600
BMC Software, Inc. (AE)                                    12             178
Broadcom Corp. Class A (AE)                                36             644
Cisco Systems, Inc. (AE)                                  845          12,708
Citrix Systems, Inc. (AE)                                   2              42

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Computer Associates International, Inc.                    23             371
Computer Sciences Corp. (AE)                                2              76
Compuware Corp. (AE)                                       15              66
Comverse Technology, Inc. (AE)                             22             289
Conexant Systems, Inc. (AE)                                75             136
Corning, Inc. (AE)                                        368           1,997
Dell Computer Corp. (AE)                                  424          12,245
Electronic Data Systems Corp.                               6             109
EMC Corp. (AE)                                            352           3,201
General Dynamics Corp.                                      1              68
Harris Corp.                                               11             323
Hewlett-Packard Co.                                       308           5,026
Ingram Micro, Inc. Class A (AE)                            43             428
Intel Corp.                                               733          13,479
International Business Machines Corp.                     134          11,338
International Rectifier Corp. (AE)                         99           2,239
Intuit, Inc. (AE)                                          28           1,071
Jabil Circuit, Inc. (AE)                                    6             106
JDS Uniphase Corp. (AE)                                   230             743
Juniper Networks, Inc. (AE)                                70             715
Linear Technology Corp.                                    24             827
LSI Logic Corp. (AE)                                       50             268
Lucent Technologies, Inc. (AE)                            261             469
Maxim Integrated Products                                  92           3,599
Mercury Interactive Corp. (AE)                             25             849
Microchip Technology, Inc.                                 37             769
Micron Technology, Inc. (AE)                              242           2,054
Microsoft Corp.                                           683          17,463
MicroStrategy, Inc. 2007 Warrants (AE)                      1              --
Motorola, Inc.                                            170           1,347
Motorola, Inc.                                             20             572
Network Appliance, Inc. (AE)                               24             320
Nortel Networks Corp. (AE)                                 20              52
Oracle Corp. (AE)                                         356           4,229
PanAmSat Corp. (AE)                                         6             103
PerkinElmer, Inc.                                          21             208
Qualcomm, Inc.                                            103           3,272
Quantum Corp. (AE)                                         90             311
Raytheon Co.                                               30             905
Retek, Inc. (AE)                                            4              25
Rockwell Automation, Inc.                                  16             371
Sanmina-SCI Corp. (AE)                                     15              72
SAP AG - ADR                                               63           1,603
Scientific-Atlanta, Inc. Class C                            4              69
Siebel Systems, Inc. (AE)                                   2              15
Solectron Corp. (AE)                                        9              29
Storage Technology Corp. (AE)                              10             256
Sun MicroSystems, Inc. (AE)                                 6              21
Sybase, Inc. (AE)                                           3              34
Symantec Corp. (AE)                                        29           1,279
Tellabs, Inc. (AE)                                          1               9

 8  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Texas Instruments, Inc.                                   158           2,919
Utstarcom, Inc. (AE)                                        1              29
VeriSign, Inc. (AE)                                        15             183
Veritas Software Corp. (AE)                                17             374
Vishay Intertechnology, Inc. (AE)                           1              17
Western Digital Corp. (AE)                                 11              98
Xilinx, Inc. (AE)                                         120           3,252
                                                                 ------------
                                                                      124,115
                                                                 ------------

Utilities - 6.0%
Allegheny Energy, Inc.                                     10              84
Alliant Energy Corp.                                       18             321
Alltel Corp.                                               11             506
Ameren Corp.                                               19             765
American Electric Power Co., Inc.                          37             987
Aquila, Inc.                                                4              12
AT&T Corp.                                                169           2,887
AT&T Wireless Services, Inc. (AE)                         111             715
Avista Corp.                                                4              44
BellSouth Corp.                                           277           7,068
Cablevision Systems Corp. Class A (AE)                      9             193
Centerpoint Energy, Inc.                                   47             374
Cinergy Corp.                                               4             151
CMS Energy Corp.                                           35             216
Comcast Corp. Class A (AE)                                 64           1,918
Comcast Corp. Class A (AE)                                143           4,572
Consolidated Edison, Inc.                                  28           1,104
Constellation Energy Group, Inc.                           20             596
COX Communications, Inc. Class A (AE)                      37           1,216
Dominion Resources, Inc.                                    8             494
DPL, Inc.                                                  11             146
DTE Energy Co.                                             15             587
Duke Energy Corp.                                          61           1,070
Edison International (AE)                                   9             129
Energy East Corp.                                          41             745
Entergy Corp.                                              34           1,571
Exelon Corp.                                               26           1,365
FirstEnergy Corp.                                           9             287
FPL Group, Inc.                                            24           1,479
KeySpan Corp.                                              32           1,077
National Fuel Gas Co.                                      43           1,013

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nextel Communications, Inc. Class A (AE)                  355           5,248
Nicor, Inc.                                                 8             240
NiSource, Inc.                                              2              37
Northeast Utilities                                        12             175
NSTAR                                                      37           1,601
Pepco Holdings, Inc.                                       17             293
PG&E Corp. (AE)                                            26             386
Pinnacle West Capital Corp.                                19             647
PNM Resources, Inc.                                         4              94
PPL Corp.                                                  38           1,384
Progress Energy, Inc. - CVO (AE) (Y)                        6               1
Public Service Enterprise Group, Inc.                       1              46
Puget Energy, Inc.                                         19             401
Qwest Communications International                         80             301
SBC Communications, Inc.                                  358           8,366
Sempra Energy                                              26             691
Southern Co. (The)                                         26             746
Sprint Corp. - FON Group                                  124           1,432
TECO Energy, Inc.                                          12             128
TXU Corp.                                                  45             895
Verizon Communications, Inc.                              281          10,515
Vodafone Group PLC - ADR                                   52           1,028
WGL Holdings, Inc.                                         17             450
Wisconsin Energy Corp.                                     21             543
                                                                 ------------
                                                                       69,340
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,022,900)                                                   1,076,813
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.0%
Chubb Corp.                                                 6             140
                                                                 ------------

Technology - 0.0%
Northrop Grumman Corp. (AE)                                 3             336
                                                                 ------------

Utilities - 0.0%
TXU Corp. (AE)                                             15             461
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,315)                                                             937
                                                                 ------------

See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Equity Fund  9

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.4%
Frank Russell Investment Company
   Money Market Fund                                   80,129          80,129
United States Treasury Bill (c)(y)(s)
   1.105% due 06/19/03                                  1,000             999
   1.130% due 06/19/03                                  5,000           4,992
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $86,120)                                                         86,120
                                                                 ------------

TOTAL INVESTMENTS - 100.3%
(identified cost $1,110,335)                                        1,163,870

OTHER ASSETS AND LIABILITIES
NET - (0.3%)                                                           (3,406)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,160,464
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/03 (66)                               8,256                607

S&P E-Mini Index
   expiration date 06/03 (334)                             15,299                457

S&P 500 Index
   expiration date 06/03 (272)                             62,295              4,235
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                            $         5,299
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 10  Diversified Equity Fund

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.2%
Auto and Transportation - 4.1%
AAR Corp.                                                  18              71
Airborne, Inc.                                             26             514
Alaska Air Group, Inc. (AE)                                43             768
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                    74           1,854
Autoliv, Inc.                                              21             503
Aviall, Inc. (AE)                                          14             112
BorgWarner, Inc.                                           18           1,038
CH Robinson Worldwide, Inc.                                 8             280
Continental Airlines, Inc. Class B (AE)                    65             593
Cooper Tire & Rubber Co.                                   54             766
EGL, Inc. (AE)                                             52             828
ExpressJet Holdings, Inc. (AE)                             27             307
Genesee & Wyoming, Inc. Class A (AE)                        5              83
Gentex Corp. (AE)                                          32             954
Gulfmark Offshore, Inc. (AE)                               69             911
Heartland Express, Inc. (AE)                               11             247
JB Hunt Transport Services, Inc. (AE)                      55           1,890
JetBlue Airways Corp. (AE)                                 39           1,238
Kansas City Southern (AE)                                  51             568
Kirby Corp. (AE)                                            7             173
Landstar System, Inc. (AE)                                  2             137
Lear Corp. (AE)                                            40           1,578
Navistar International Corp. (AE)                          19             522
Offshore Logistics, Inc. (AE)                              42             806
OMI Corp. (AE)                                             74             360
Polaris Industries, Inc.                                    3             148
Roadway Corp.                                              15             548
Skywest, Inc.                                              40             509
TBC Corp. (AE)                                              1              18
Teekay Shipping Corp.                                      24             911
Tidewater, Inc.                                            29             780
Usfreightways Corp.                                        20             582
Visteon Corp.                                             296           2,077
Wabtec Corp.                                               76             932
Werner Enterprises, Inc.                                   21             477
                                                                 ------------
                                                                       24,083
                                                                 ------------

Consumer Discretionary - 20.9%
Abercrombie & Fitch Co. Class A (AE)                       39           1,296
Advance Auto Parts (AE)                                    19             945
Advisory Board Co. (The) (AE)                               8             289
Advo, Inc. (AE)                                            14             531
Aeropostale, Inc. New (AE)                                 25             454
Alberto-Culver Co. Class B                                 19             936
Alliance Gaming Corp. (AE)                                 35             563
American Eagle Outfitters (AE)                             47             827
Applebees International, Inc.                              12             334
Asbury Automotive Group, Inc. (AE)                         13             123

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aztar Corp. (AE)                                           16             222
Banta Corp.                                                25             782
BearingPoint, Inc. (AE)                                     3              23
Belo Corp. Class A                                         26             592
Big Lots, Inc. (AE)                                        58             721
Bob Evans Farms                                            15             388
Bombay Co., Inc. (The) (AE)                                32             267
Brown Shoe Co., Inc.                                        5             152
Callaway Golf Co.                                          82           1,139
Career Education Corp. (AE)                                 7             403
Catalina Marketing Corp. (AE)                              25             451
CBRL Group, Inc.                                           48           1,527
CDI Corp. (AE)                                             19             528
Charming Shoppes (AE)                                      61             287
Chico's FAS, Inc. (AE)                                     17             416
Childrens Place (AE)                                        5              83
Choice Hotels International, Inc. (AE)                     22             538
ChoicePoint, Inc. (AE)                                     25             883
Christopher & Banks Corp. (AE)                             15             382
Claire's Stores, Inc.                                     118           3,060
Coach, Inc. (AE)                                           21             924
Coinstar, Inc. (AE)                                        27             487
Columbia Sportswear Co. (AE)                                6             278
Consolidated Graphics, Inc. (AE)                            5              88
Corinthian Colleges, Inc. (AE)                             10             458
Corporate Executive Board Co. (AE)                         68           2,767
COX Radio, Inc. Class A (AE)                               35             789
Cumulus Media, Inc. Class A (AE)                           32             552
Dick's Sporting Goods, Inc. (AE)                           21             620
Dillard's, Inc. Class A                                    74           1,040
DoubleClick, Inc. (AE)                                     63             546
Earthlink, Inc. (AE)                                       71             486
Education Management Corp. (AE)                            46           2,221
Entercom Communications Corp. (AE)                         38           1,846
Federated Department Stores                                29             891
Finish Line Class A (AE)                                    8             136
Fisher Scientific International (AE)                       30             856
Footstar, Inc. (AE)                                        51             473
FTI Consulting, Inc. (AE)                                   6             258
GameStop Corp. (AE)                                        24             284
Getty Images, Inc. (AE)                                   113           3,818
Global Imaging Systems, Inc. (AE)                          15             285
Group 1 Automotive, Inc. (AE)                              16             431
Guitar Center, Inc. (AE)                                   12             273
Gymboree Corp. (AE)                                         7             110
Handleman Co. (AE)                                         33             554
Harman International Industries, Inc.                      12             826
Harte-Hanks, Inc. Class C                                  85           1,526
Hearst-Argyle Television, Inc. Class C (AE)                65           1,563
Hollinger International, Inc.                              32             299

                                                         Special Growth Fund  11

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hollywood Entertainment Corp. (AE)                         28             497
Hot Topic, Inc. (AE)                                       12             291
Hotels.com Class A (AE)                                     8             543
IKON Office Solutions, Inc.                               177           1,375
Iron Mountain, Inc. (AE)                                   33           1,307
ITT Educational Services, Inc. (AE)                        50           1,484
J Jill Group, Inc. (The) (AE)                              35             499
Jack in the Box, Inc. (AE)                                 41             732
Jakks Pacific, Inc. (AE)                                   37             487
Jo-Ann Stores, Inc. Class A (AE)                           17             445
John Wiley & Sons Class A                                   4              96
Jones Apparel Group, Inc. (AE)                             31             883
K-Swiss, Inc. Class A                                      24             705
Kellwood Co.                                               19             551
Kelly Services, Inc. Class A                                7             164
Kroll, Inc. (AE)                                           25             560
La-Z-Boy, Inc. Class C                                     45             869
Labor Ready, Inc. (AE)                                     31             197
Lamar Advertising Co. (AE)                                 57           2,039
Landry's Restaurants, Inc.                                 36             679
Leapfrog Enterprises, Inc. (AE)                            27             732
Lee Enterprises, Inc.                                      32           1,148
Lin TV Corp. Class A (AE)                                  28             674
Lithia Motors, Inc. Class A (AE)                            8             108
Liz Claiborne, Inc.                                        32           1,031
Mandalay Resort Group (AE)                                  7             185
Manpower, Inc.                                             35           1,141
May Department Stores Co. (The)                            35             757
McClatchy Co. Class A                                      30           1,774
McGraw-Hill Cos., Inc. (The)                               18           1,057
Media General, Inc. Class A                                20           1,121
Men's Wearhouse, Inc. (AE)                                 39             641
MPS Group, Inc. (AE)                                      103             693
Navigant International, Inc. (AE)                          10             105
Neiman-Marcus Group, Inc. Class A (AE)                     26             830
Nordstrom, Inc.                                            49             844
Nu Skin Enterprises, Inc.                                  66             592
OfficeMax, Inc. (AE)                                       77             437
On Assignment, Inc. (AE)                                   28             136
Outback Steakhouse, Inc.                                    5             182
Pacific Sunwear Of California (AE)                         17             387
Papa John's International, Inc. (AE)                        2              50
Park Place Entertainment Corp. (AE)                       229           1,705
PEP Boys-Manny Moe & Jack                                  34             289
Petsmart, Inc. (AE)                                        96           1,456
Pier 1 Imports, Inc.                                       61           1,136
Pinnacle Entertainment, Inc. (AE)                          13              69
Pittston Brink's Group                                     39             500
Playtex Products, Inc. (AE)                                88             646
Pre-Paid Legal Services, Inc. (AE)                         46           1,065

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prime Hospitality Corp. (AE)                               19             125
ProQuest Co. (AE)                                          44           1,104
Pulitzer, Inc.                                             17             769
Quiksilver, Inc. (AE)                                      92           3,014
Radio One, Inc. Class D (AE)                              109           1,672
Rare Hospitality International, Inc. (AE)                  28             813
Reebok International, Ltd. (AE)                            26             811
Regal Entertainment Group Class A                          65           1,266
Regis Corp.                                                28             781
Rent-A-Center, Inc. Class C (AE)                           42           2,719
Republic Services, Inc. (AE)                               59           1,264
Ross Stores, Inc.                                          46           1,736
Royal Caribbean Cruises, Ltd.                              25             456
Ruby Tuesday, Inc.                                          4              77
Russ Berrie & Co., Inc.                                     3              92
Ryan's Family Steak Houses, Inc. (AE)                      83           1,028
Saks, Inc. (AE)                                           118           1,052
Salton, Inc. (AE)                                          11             146
Scholastic Corp. (AE)                                      13             358
Scientific Games Corp. Class A (AE)                       151             982
SCP Pool Corp. (AE)                                        67           2,198
Sharper Image Corp. (AE)                                    9             168
ShopKo Stores, Inc. (AE)                                  140           1,689
Sinclair Broadcast Group, Inc. Class A (AE)                24             257
Skechers U.S.A., Inc. Class A (AE)                         15             100
Snap-On, Inc. Class C                                       5             156
Sonic Automotive, Inc. (AE)                                17             292
Spherion Corp. (AE)                                        13              55
Stage Stores, Inc. (AE)                                    20             426
Station Casinos, Inc. (AE)                                 17             376
Steak N Shake Co. (The) (AE)                                9             108
Sylvan Learning Systems, Inc. (AE)                         23             396
Take-Two Interactive Softwar (AE)                           8             173
TeleTech Holdings, Inc. (AE)                               22              90
Tetra Tech, Inc. (AE)                                      41             634
Tiffany & Co.                                              19             530
Toro Co.                                                   37           1,373
Tractor Supply Co. (AE)                                    33           1,402
United Auto Group, Inc. (AE)                               31             527
United Natural Foods, Inc. (AE)                            16             455
United Online, Inc. (AE)                                   76           1,707
United Stationers, Inc. (AE)                               11             290
Valassis Communications, Inc. (AE)                         24             638
VCA Antech, Inc. (AE)                                     123           2,068
Wallace Computer Services, Inc.                             4              91
Washington Post Class B                                     2           1,750
Waste Connections, Inc. (AE)                               20             656
Weight Watchers International, Inc. (AE)                   11             517
West Corp. (AE)                                            37             827

 12  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wireless Facilities, Inc. (AE)                             86             600
Wolverine World Wide, Inc.                                 18             339
Zale Corp. (AE)                                            12             420
                                                                 ------------
                                                                      122,294
                                                                 ------------

Consumer Staples - 3.6%
7-Eleven, Inc. Class C (AE)                                12             111
American Italian Pasta Co. Class A (AE)                    31           1,367
Church & Dwight, Inc.                                      23             730
Coca-Cola Bottling Co. Consolidated                        19             958
Constellation Brands, Inc. Class A (AE)                    68           1,828
D&K Healthcare Resources, Inc.                              9             112
Dean Foods Co. (AE)                                        33           1,436
Del Monte Foods Co. (AE)                                   26             209
Dial Corp. (The)                                           88           1,839
DIMON, Inc.                                                17             110
Duane Reade, Inc. (AE)                                     22             289
Flowers Foods, Inc.                                        24             668
Fresh Brands, Inc.                                         58             783
Great Atlantic & Pacific Tea Co. (AE)                      25             151
Hain Celestial Group, Inc. (AE)                            23             397
Hormel Foods Corp.                                         34             792
International Multifoods Corp. (AE)                         5              92
J&J Snack Foods Corp. (AE)                                  2              69
JM Smucker Co. (The)                                        3             112
NBTY, Inc. (AE)                                            17             270
Pathmark Stores, Inc. (AE)                                 90             626
Pepsi Bottling Group, Inc.                                 47             974
PepsiAmericas, Inc.                                       125           1,561
Performance Food Group Co. (AE)                            54           1,905
Ralcorp Holdings, Inc. (AE)                                10             256
Ruddick Corp.                                              10             129
Schweitzer-Mauduit International, Inc.                      5             101
Sensient Technologies Corp.                                33             720
Smithfield Foods, Inc. (AE)                                27             529
Standard Commercial Corp.                                   2              32
Tootsie Roll Industries, Inc.                              15             430
Tyson Foods, Inc. Class A                                  40             382
Universal Corp.-Va                                         17             672
Whole Foods Market, Inc. (AE)                               9             528
                                                                 ------------
                                                                       21,168
                                                                 ------------

Financial Services - 21.0%
Affiliated Computer Services, Inc. Class A (AE)            24           1,126
AG Edwards, Inc.                                           19             580
Alfa Corp.                                                  8              98
Alliance Data Systems Corp. (AE)                          109           2,288
Allmerica Financial Corp.                                  83           1,262
AMB Property Corp. (o)                                     12             330

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Financial Group, Inc.                             13             291
AMLI Residential Properties (o)                             4              93
Annaly Mortgage Management, Inc. (o)                        7             133
Anthracite Capital, Inc. (o)                               67             789
Associated Banc-Corp                                       27             955
Astoria Financial Corp.                                    48           1,191
Bancorp Rhode Island, Inc.                                 22             472
Bancorpsouth, Inc.                                         15             304
Bank of Hawaii Corp.                                       54           1,780
BankAtlantic Bancorp, Inc. Class A                         61             705
Banknorth Group, Inc.                                      50           1,187
Bankunited Financial Corp. Class A (AE)                    10             181
Bear Stearns Cos., Inc. (The)                              19           1,292
Bedford Property Investors (o)                             13             336
BISystem Group, Inc. (The) (AE)                            76           1,274
Blackrock, Inc. (AE)                                        8             355
Boston Properties, Inc. (o)                                16             608
Boykin Lodging Co. (o)                                      8              66
Brandywine Realty Trust (o)                                 7             156
Capital Automotive REIT (o)                                19             494
Capitol Federal Financial                                   7             215
Capstead Mortgage Corp. (o)                                10             107
CarrAmerica Realty Corp. (o)                               21             556
Cash America International, Inc.                           28             288
CBL & Associates Properties, Inc. (o)                      25           1,049
CCC Information Services Group (AE)                         4              68
Certegy, Inc. (AE)                                         28             700
Checkfree Corp. (AE)                                       37           1,016
Chelsea Property Group, Inc. (o)                            5             178
Chittenden Corp.                                            6             168
City Holding Co.                                            4             103
City National Corp.                                        18             720
CNA Surety Corp.                                           64             587
Colonial BancGroup, Inc. (The)                             89           1,129
Commerce Bancshares, Inc.                                  14             542
Commerce Group, Inc.                                       10             385
Commercial Federal Corp.                                   47           1,014
Commercial Net Lease Realty (o)                            18             292
Community Bank System, Inc.                                37           1,285
CPB, Inc.                                                   4             112
Delphi Financial Group Class A                              3             110
Deluxe Corp.                                               39           1,694
Doral Financial Corp.                                      50           1,994
Dow Jones & Co., Inc.                                      22             887
Downey Financial Corp.                                     18             779
Duke Realty Corp. (o)                                      37           1,017
E*TRADE Group, Inc. (AE)                                   50             275
East-West Bancorp, Inc.                                    16             528
Eastgroup Properties (o)                                    6             161
eFunds Corp. (AE)                                          38             344

                                                         Special Growth Fund  13

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Entertainment Properties Trust (o)                         11             283
Equity Inns, Inc. (o)                                      42             283
Equity One, Inc. (o)                                        5              72
eSpeed, Inc. Class A (AE)                                  56             736
Factset Research Systems, Inc.                             15             519
Fair Isaac Corp.                                           15             756
Federal Realty Investement Trust (o)                        9             280
FelCor Lodging Trust, Inc. (o)                             21             150
Fidelity National Financial, Inc.                          60           2,050
First American Corp.                                      140           3,698
First Bancorp Puerto Rico                                  11             338
First Essex Bancorp, Inc.                                  36           1,243
First Industrial Realty Trust, Inc. (o)                     3              92
First Niagara Financial Group, Inc.                        10             115
First Republic Bank (AE)                                    9             233
First Virginia Banks, Inc.                                 15             617
FirstFed Financial Corp. (AE)                              10             338
Flagstar Bancorp, Inc.                                     26             854
Fremont General Corp.                                      60             561
Friedman Billings Ramsey Group, Inc. Class A (o)           87             958
Fulton Financial Corp.                                     10             205
Gabelli Asset Management, Inc. Class A (AE)                 8             241
Gables Residential Trust (o)                               24             681
GATX Corp.                                                 15             290
General Growth Properties, Inc. (o)                         3             161
Glenborough Realty Trust, Inc. (o)                         24             400
Global Payments, Inc.                                      36           1,107
Great Lakes REIT (o)                                        3              43
Hancock Holding Co.                                         1              45
Harbor Florida Bancshares, Inc.                             8             218
Harland John H. Co.                                         4             105
Health Care Property Investors, Inc. (o)                    7             246
Health Care REIT, Inc. (o)                                 17             487
Healthcare Realty Trust, Inc. (o)                          14             391
Henry (Jack) & Associates                                  49             633
Hibernia Corp. Class A                                     52             948
Hospitality Properties Trust (o)                           45           1,282
HRPT Properties Trust (o)                                 193           1,740
IBERIABANK Corp.                                            2             100
Imperial Credit Industries 2008 Warrants (Y)               --              --
Independence Community Bank                                35             923
IndyMac Bancorp, Inc.                                      39             861
Innkeepers USA Trust (o)                                   19             145
Interactive Data Corp. (AE)                                37             589
Investment Technology Group, Inc. (AE)                     44             629
Investors Financial Services Corp.                         49           1,069
IPC Holdings, Ltd.                                         37           1,271
Irwin Financial Corp.                                      17             401

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
iStar Financial, Inc. (o)                                  38           1,137
Jefferies Group, Inc.                                      23             873
Keystone Property Trust (o)                                 9             148
Kimco Realty Corp. (o)                                      4             148
Koger Equity, Inc. (o)                                     20             326
LaBranche & Co., Inc.                                      44             721
Landamerica Financial Group, Inc.                          48           1,971
Legg Mason, Inc.                                            9             505
LendingTree, Inc. (AE)                                     22             315
Lexington Corporate Properties Trust (o)                   13             217
Local Financial Corp. (AE)                                  4              57
Mack-Cali Realty Corp. (o)                                 12             382
MAF Bancorp, Inc.                                          39           1,323
Markel Corp. (AE)                                          10           2,424
MFA Mortgage Investments, Inc. (o)                         51             479
MGIC Investment Corp.                                      19             868
Mid Atlantic Realty Trust (o)                               5              83
Mid-America Apartment Communities, Inc. (o)                 6             157
Mony Group, Inc.                                           55           1,285
Moody's Corp.                                              26           1,236
Nationwide Health Properties, Inc. (o)                     32             442
NDCHealth Corp.                                            46             893
New Century Financial Corp.                                78           2,884
New Plan Excel Realty Trust (o)                            56           1,125
New York Community Bancorp, Inc.                           60           2,068
North Fork BanCorp., Inc.                                  31             987
Novastar Financial, Inc. (o)                                3             112
Nuveen Investments, Inc. Class A                           23             559
OceanFirst Financial Corp.                                  4              93
Ohio Casualty Corp. (AE)                                    7              90
Pacific Northwest Bancorp                                   5             127
Pan Pacific Retail Properties, Inc. (o)                    12             458
Parkway Properties, Inc./Md (o)                             4             166
Peoples Bank Bridgeport                                     3              79
PFF Bancorp, Inc.                                           8             256
Phoenix Cos., Inc. (The)                                   40             317
Plum Creek Timber Co., Inc. (REIT)                         37             849
PMA Capital Corp. Class A                                   2              15
Post Properties, Inc. (o)                                  34             884
Prentiss Properties Trust (o)                               9             256
ProAssurance Corp. (AE)                                     1              23
Protective Life Corp.                                      36           1,020
Provident Bankshares Corp.                                  7             185
Provident Financial Group, Inc.                            11             265
Providian Financial Corp. (AE)                            261           1,922
PS Business Parks, Inc. (o)                                 3             100
R&G Financial Corp. Class B                                13             349
Radian Group, Inc.                                         42           1,655
Raymond James Financial, Inc.                              61           1,736

 14  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Realty,, Income Corp. (o)                                  12             462
Reckson Associates Realty Corp. (o)                         6             113
Redwood Trust, Inc. (o)                                    23             751
RenaissanceRe Holdings, Ltd.                               44           1,949
Republic Bancorp, Inc.                                      7              97
RLI Corp.                                                   9             251
Roslyn Bancorp, Inc.                                       59           1,117
Ryder System, Inc.                                         87           2,156
Seacoast Financial Services Corp.                           6             113
Selective Insurance Group                                   4             105
Senior Housing Properties Trust (o)                        28             354
Silicon Valley Bancshares (AE)                             12             276
South Financial Group, Inc. (The)                          10             235
Southwest Bancorp of Texas, Inc. (AE)                      17             578
Southwest Bancorp, Inc.                                    30             722
Sovereign Bancorp, Inc.                                    75           1,162
Sovran Self Storage, Inc. (o)                              36           1,069
Stancorp Financial Group, Inc.                             19           1,010
Sterling Bancorp                                            5             130
Stewart Information Services Corp. (AE)                    12             315
Susquehanna Bancshares, Inc.                                7             168
SWS Group, Inc.                                             6             103
TCF Financial Corp.                                        13             503
Texas Regional Bancshares, Inc. Class A                     4             156
Thornburg Mortgage, Inc. (o)                               35             791
Trizec Properties, Inc. (o)                                20             184
UMB Financial Corp.                                         7             295
Union Planters Corp.                                       29             838
Unitrin, Inc.                                               6             136
Universal Health Realty,, Income (o)                        4             110
W Holding Co., Inc.                                        42             823
Washington Mutual, Inc. 2005 Warrants (AE)                238              33
Webster Financial Corp.                                    36           1,359
Weingarten Realty Investors (o)                            11             438
Whitney Holding Corp.                                      18             622
Willis Group Holdings, Ltd.                                10             306
Wilmington Trust Corp.                                      4             100
Wintrust Financial Corp.                                   10             289
WSFS Financial Corp.                                        3              89
XL Capital, Ltd. Class A                                   16           1,309
Zions BanCorp.                                             18             887
                                                                 ------------
                                                                      123,110
                                                                 ------------

Health Care - 10.2%
Advanced Neuromodulation Systems, Inc. (AE)                18             749
AdvancePCS (AE)                                            28             851
Affymetrix, Inc. (AE)                                      40             740
Albany Molecular Research, Inc. (AE)                        5              62

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alpharma, Inc. Class A                                     53             992
American Healthcorp, Inc.                                  10             237
American Medical Security Group, Inc. (AE)                 15             250
American Pharmaceutical Partners, Inc. (AE)                36             846
AMERIGROUP Corp. (AE)                                      15             437
Amylin Pharmaceuticals, Inc. (AE)                          35             668
Applera Corp. - Celera Genomics Group Class R
   (AE)                                                   124           1,299
Apria Healthcare Group, Inc. (AE)                           4              98
Bausch & Lomb, Inc.                                        25             883
Bio-Rad Laboratories, Inc. Class A (AE)                    22           1,014
Biosite, Inc. (AE)                                          8             354
Bradley Pharmaceuticals (AE)                               10             143
Celgene Corp. (AE)                                         18             482
Cell GeneSystem, Inc. (AE)                                 22             197
Cell Therapeutics, Inc. (AE)                               65             584
Centene Corp. (AE)                                          6             195
Connetics Corp. (AE)                                       19             316
Cooper Cos., Inc.                                          18             497
Corixa Corp. (AE)                                          30             217
Coventry Health Care, Inc. (AE)                             9             384
Curative Health Services, Inc. (AE)                        13             160
DaVita, Inc. (AE)                                          92           1,891
Digene Corp. (AE)                                          22             424
Diversa Corp. (AE)                                          8              87
Edwards Lifesciences Corp. (AE)                            55           1,597
Eon Labs, Inc. (AE)                                        28             846
Express Scripts, Inc. (AE)                                  6             336
First Health Group Corp. (AE)                              32             792
Gen-Probe, Inc. (AE)                                       19             581
Genencor International, Inc. (AE)                          33             368
Guilford Pharmaceuticals, Inc. (AE)                        18              88
Health Net, Inc. (AE)                                      29             754
Healthsouth Corp. (AE)                                    186              27
Henry Schein, Inc. (AE)                                    10             440
Humana, Inc. (AE)                                         165           1,821
Idexx Laboratories, Inc. (AE)                              43           1,694
Immucor, Inc. (AE)                                         26             524
Inamed Corp. (AE)                                          14             515
Invitrogen Corp. (AE)                                      57           1,861
Kos Pharmaceuticals, Inc. (AE)                             10             198
Lincare Holdings, Inc. (AE)                                68           2,053
Martek Biosciences Corp. (AE)                              49           1,650
Medical Action Industries, Inc. (AE)                       43             495
Medicis Pharmaceutical Class A (AE)                        12             674
Mid Atlantic Medical Services (AE)                         27           1,176
Millennium Pharmaceuticals, Inc. (AE)                      48             528
Myriad Genetics, Inc. (AE)                                 42             495
Nektar Therapeutics (AE)                                   31             249

                                                         Special Growth Fund  15

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Neurocrine Biosciences, Inc. (AE)                           6             276
Noven Pharmaceuticals, Inc. (AE)                           13             128
Odyssey HealthCare, Inc. (AE)                              20             517
Omnicare, Inc.                                            113           3,005
Orthologic Corp. (AE)                                      --               1
Owens & Minor, Inc.                                        18             339
Pacificare Health Systems (AE)                             37           1,181
Parexel International Corp. (AE)                           33             425
Patterson Dental Co. (AE)                                  31           1,233
Perrigo Co.                                                14             217
Pharmaceutical Product Development, Inc. (AE)              10             264
Pharmaceutical Resources, Inc. (AE)                        21             914
Pharmacopeia, Inc. (AE)                                    78             699
Priority Healthcare Corp. Class B (AE)                     32             741
Protein Design Labs, Inc. (AE)                             45             446
PSS World Medical, Inc. (AE)                               64             382
Quintiles Transnational Corp. (AE)                         28             398
Resmed, Inc. (AE)                                          21             767
Respironics, Inc. (AE)                                     35           1,345
Sepracor, Inc. (AE)                                        62           1,191
Serologicals Corp. (AE)                                    18             170
SICOR, Inc. (AE)                                           68           1,219
Sola International, Inc. (AE)                               8             108
Stericycle, Inc. (AE)                                      46           1,803
Steris Corp. (AE)                                          32             715
Sybron Dental Specialties, Inc. (AE)                       13             272
Taro Pharmaceuticals Industries (AE)                       13             577
Techne Corp. (AE)                                          41             917
Telik, Inc. (AE)                                           37             489
Triad Hospitals, Inc. (AE)                                 52           1,134
United Surgical Partners International, Inc.
   (AE)                                                    31             570
US Oncology, Inc. (AE)                                     21             151
Varian Medical Systems, Inc. (AE)                          14             759
Varian, Inc. (AE)                                           5             161
ViaSystem Healthcare, Inc. (AE)                             7             105
Visx, Inc. (AE)                                            27             418
WebMD Corp. (AE)                                          126           1,216
                                                                 ------------
                                                                       60,072
                                                                 ------------

Integrated Oils - 0.0%
Holly Corp.                                                 1              20
                                                                 ------------

Materials and Processing - 6.1%
Airgas, Inc. (AE)                                          28             566
Albemarle Corp.                                            13             356
Amcol International Corp.                                   5              31
Aptargroup, Inc.                                           28             957
Arch Chemicals, Inc.                                       12             258
Ashland, Inc.                                              44           1,308

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Boise Cascade Corp.                                        22             496
Cabot Corp.                                                50           1,405
Cabot Microelectronics Corp. (AE)                           5             229
Calgon Carbon Corp.                                       113             578
Caraustar Industries, Inc. (AE)                             5              36
Chesapeake Corp.                                           21             381
Cleveland-Cliffs, Inc. (AE)                                 6             106
Corn Products International, Inc.                          14             412
Crown Holdings, Inc. (AE)                                  36             193
Cytec Industries, Inc. (AE)                                33           1,040
DHB Industries, Inc. (AE)                                  23              90
Eastern Co. (The)                                          47             602
EMCOR Group, Inc. (AE)                                     18             935
Energizer Holdings, Inc. (AE)                              40           1,166
Freeport-McMoRan Copper & Gold, Inc. Class B               15             254
Great Lakes Chemical Corp.                                  4             103
Greif, Inc. Class A                                         3              51
Griffon Corp. (AE)                                         10             142
HB Fuller Co.                                              11             280
Hughes Supply, Inc.                                        34             952
IMC Global, Inc.                                           30             275
Jacobs Engineering Group, Inc. (AE)                        20             838
Lafarge North America, Inc.                                18             576
Lennox International, Inc.                                 88           1,303
LNR Property Corp.                                         39           1,359
Longview Fibre Co.                                         21             156
Louisiana-Pacific Corp. (AE)                              143           1,159
Lubrizol Corp.                                             26             812
Lyondell Chemical Co.                                      60             873
MacDermid, Inc.                                             5             107
Maverick Tube Corp. (AE)                                   24             434
Minerals Technologies, Inc.                                12             540
Myers Industries, Inc.                                      5              54
Octel Corp.                                                 3              43
Pactiv Corp. (AE)                                          42             870
PolyOne Corp.                                              26             118
Potash Corp. of Saskatchewan                               11             696
Precision Castparts Corp.                                  72           1,991
Quanex Corp.                                                3              86
Quanta Services, Inc. (AE)                                 69             238
Reliance Steel & Aluminum Co.                               5              88
Rogers Corp. (AE)                                           3             103
Schulman (A.), Inc.                                        24             398
Scotts Co. (The) Class A (AE)                              17             991
Sealed Air Corp. (AE)                                      33           1,431
SIFCO Industries, Inc. (AE)                               153             219
Standard Register Co. (The)                                20             349
Steel Dynamics, Inc. (AE)                                   7              81
Temple-Inland, Inc.                                        24           1,074
Texas Industries, Inc.                                     29             572

 16  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Timken Co.                                                 32             573
Trex Co., Inc. (AE)                                         6             246
Unifi, Inc. (AE)                                           50             299
United States Steel Corp.                                 178           2,549
Universal Forest Products, Inc.                            --               2
USEC, Inc.                                                 73             408
USG Corp. (AE)                                             50             349
Watsco, Inc.                                               18             271
Wausau-Mosinee Paper Corp.                                 10             107
                                                                 ------------
                                                                       35,565
                                                                 ------------

Miscellaneous - 1.3%
Brunswick Corp.                                            74           1,620
Carlisle Cos., Inc.                                        25           1,116
GenCorp, Inc.                                              42             317
Johnson Controls, Inc.                                     13           1,069
Kaman Corp. Class A                                         5              47
Lancaster Colony Corp.                                      6             239
St Joe Co. (The)                                           35           1,014
Textron, Inc.                                              26             767
US Industries, Inc. (AE)                                  110             522
Wesco Financial Corp.                                       4           1,187
                                                                 ------------
                                                                        7,898
                                                                 ------------

Other Energy - 4.6%
BJ Services Co. (AE)                                       19             701
Cooper Cameron Corp. (AE)                                  16             775
Denbury Resources Inc. (AE)                                80             850
Devon Energy Corp.                                          6             276
EOG Resources, Inc.                                        19             721
Equitable Resources, Inc.                                   8             288
Evergreen Resources, Inc. (AE)                             21           1,008
GlobalSantaFe Corp.                                        42             898
Grant Prideco, Inc. (AE)                                   41             468
Houston Exploration Co. (AE)                               18             495
Hydril Co. (AE)                                            19             440
Key Energy Services, Inc. (AE)                             83             834
National-Oilwell, Inc. Class C (AE)                        28             584
Oceaneering International, Inc. (AE)                        4              86
Parker Drilling Co. (AE)                                   75             148
Patina Oil & Gas Corp.                                     21             716
Patterson-UTI Energy, Inc. (AE)                            27             878
Pioneer Natural Resources Co. (AE)                         15             366
Pogo Producing Co.                                         11             447
Premcor, Inc. (AE)                                         52           1,157
Reliant Resources, Inc. (AE)                              192           1,081
Rowan Cos., Inc.                                           49           1,005
Smith International, Inc. (AE)                             21             743
St Mary Land & Exploration Co.                             11             292
Stone Energy Corp. (AE)                                    25             882
Sunoco, Inc.                                               62           2,318

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Talisman Energy, Inc.                                      23             901
TEPPCO Partners L.P.                                       25             795
Tesoro Petroleum Corp. (AE)                                59             460
Tom Brown, Inc. (AE)                                        9             226
Unit Corp. (AE)                                            30             590
Universal Compression Holdings, Inc. (AE)                   9             156
Varco International, Inc. (AE)                             25             431
Veritas DGC, Inc. (AE)                                     62             427
Vintage Petroleum, Inc.                                    46             447
Westport Resources Corp. (AE)                              75           1,555
XTO Energy, Inc.                                          125           2,430
                                                                 ------------
                                                                       26,875
                                                                 ------------

Producer Durables - 5.4%
Advanced Energy Industries, Inc. (AE)                      57             549
AGCO Corp. (AE)                                             2              31
Allen Telecom, Inc. (AE)                                   85           1,153
American Bank Note Holographics, Inc. (AE)                  4               4
American Power Conversion (AE)                             27             427
Ametek, Inc.                                                9             347
AO Smith Corp.                                             16             480
Applied Industrial Technologies, Inc.                       7             129
Arris Group, Inc. (AE)                                     69             267
Baldor Electric Co.                                         4              96
Briggs & Stratton                                          26           1,151
Cascade Corp.                                               1              15
Ceradyne, Inc. (AE)                                        15             178
CNH Global NV                                              31             269
Crown Castle International Corp. (AE)                      65             411
CTS Corp.                                                  23             191
Curtiss-Wright Corp.                                       14             862
Cymer, Inc. (AE)                                           30             868
DR Horton, Inc.                                            49           1,166
Engineered Support Systems, Inc.                            8             262
Entegris, Inc. (AE)                                        22             248
ESCO Technologies, Inc. (AE)                                8             314
Esterline Technologies Corp. (AE)                          19             334
FEI Co. (AE)                                               31             565
Hovnanian Enterprises, Inc. Class A (AE)                    7             291
Hubbell, Inc. Class B                                      15             488
Ingersoll-Rand Co. Class A                                 21             926
Interdigital Communications Corp. (AE)                     12             261
Itron, Inc. (AE)                                           22             439
Kadant, Inc. (AE)                                          16             267
Lennar Corp. Class A                                       22           1,210
Lennar Corp. Class B                                        2             119
LTX Corp. (AE)                                             58             392
M/I Schottenstein Homes, Inc.                              35           1,179

                                                         Special Growth Fund  17

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MDC Holdings, Inc.                                          1              59
Mettler Toledo International, Inc. (AE)                    35           1,239
Milacron, Inc.                                             20             105
Millipore Corp. (AE)                                       30           1,035
Moog, Inc. Class A (AE)                                     8             245
MTC Technologies, Inc. (AE)                                21             349
Mykrolis Corp. (AE)                                        19             150
Novellus Systems, Inc. (AE)                                 9             258
NVR, Inc. (AE)                                              2             572
Orbital Sciences Corp. (AE)                               159             889
Pentair, Inc.                                              17             667
Photronics, Inc. (AE)                                      74             931
Plantronics, Inc. (AE)                                     31             570
Ryland Group, Inc.                                         44           2,364
Standard-Pacific Corp.                                     33             986
Steelcase, Inc. Class A                                    20             190
Tecumseh Products Co. Class A                               7             274
Teledyne Technologies, Inc. (AE)                           40             560
Toll Brothers, Inc. (AE)                                  104           2,420
Triumph Group, Inc. (AE)                                   17             449
United Defense Industries, Inc. (AE)                       47           1,145
Veridian Corp. (AE)                                        15             283
William Lyon Homes, Inc. (AE)                               5             135
                                                                 ------------
                                                                       31,764
                                                                 ------------

Technology - 15.3%
3Com Corp. (AE)                                           241           1,254
ADC Telecommunications, Inc. (AE)                         226             539
Adtran, Inc. (AE)                                          17             668
Advanced Fibre Communication (AE)                          28             422
Agere Systems, Inc. Class B (AE)                          336             574
Agile Software Corp. (AE)                                  22             153
American Management Systems (AE)                            9             112
Amkor Technology, Inc. (AE)                               107             813
Analogic Corp.                                              7             344
Anixter International, Inc. (AE)                           41             935
AnSystem, Inc. (AE)                                        11             299
Anteon International Corp. (AE)                            34             810
Arbitron, Inc. (AE)                                        38           1,298
Ariba, Inc. (AE)                                           90             295
Arrow Electronics, Inc. (AE)                              165           2,785
Ascential Software Corp. (AE)                             232             891
ASM International NV (AE)                                  72             981
Autodesk, Inc.                                             86           1,341
Avaya, Inc. (AE)                                          197             768
Avid Technology, Inc. (AE)                                 30             824
Avnet, Inc. (AE)                                          183           2,338
Avocent Corp. (AE)                                         55           1,635
Benchmark Electronics, Inc. (AE)                           53           1,368
Business Objects SA - ADR (AE)                             60           1,308
Checkpoint Systems, Inc. (AE)                               9             121

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ChipPAC, Inc. Class A (AE)                                 94             510
Citrix Systems, Inc. (AE)                                 119           2,249
Cognizant Technology Solutions Corp. (AE)                   7             117
Cognos, Inc. (AE)                                          25             668
Coherent, Inc. (AE)                                        45           1,035
Comverse Technology, Inc. (AE)                             78           1,023
Conexant Systems, Inc. (AE)                               158             287
Cray, Inc. (AE)                                            65             488
Cree, Inc. (AE)                                            57           1,141
CSG Systems International (AE)                             17             181
Cypress Semiconductor Corp. (AE)                           90             786
Digex, Inc. (AE)                                          196              76
Documentum, Inc. (AE)                                      98           1,805
DRS Technologies, Inc. (AE)                                27             742
E.piphany, Inc. (AE)                                       48             214
EDO Corp.                                                  55           1,039
Emulex Corp. (AE)                                          35             707
Exar Corp. (AE)                                            63             931
F5 Networks, Inc. (AE)                                    116           1,592
Fairchild Semiconductor International, Inc.
   Class A (AE)                                            51             599
Filenet Corp. (AE)                                         42             648
Flir Systems, Inc. (AE)                                    22           1,141
Foundry Networks, Inc. (AE)                                96           1,047
Gateway, Inc. (AE)                                        155             446
Genesis Microchip, Inc. (AE)                               64           1,093
GlobespanVirata, Inc. (AE)                                 71             430
Harris Corp.                                               54           1,551
Hutchinson Technology, Inc. (AE)                           13             300
Hyperion Solutions Corp. (AE)                              43           1,205
Ii-Vi, Inc. (AE)                                           38             737
iManage, Inc.                                              70             236
Imation Corp. (AE)                                         49           1,664
Informatica Corp. (AE)                                    146             951
Ingram Micro, Inc. Class A (AE)                           117           1,168
Integrated Circuit Systems, Inc. (AE)                      59           1,291
Inter-Tel, Inc.                                            13             206
Intergraph Corp. (AE)                                      17             339
Internet Security Systems (AE)                             11             147
Iomega Corp. (AE)                                          17             156
Jabil Circuit, Inc. (AE)                                   20             380
JD Edwards & Co. (AE)                                      68             812
Juniper Networks, Inc. (AE)                                18             188
Keynote Systems, Inc. (AE)                                 31             294
L-3 Communications Holdings, Inc. (AE)                     13             591
Lattice Semiconductor Corp. (AE)                          128           1,111
Lawson Software, Inc. (AE)                                 69             350
Lexar Media, Inc. (AE)                                     49             239
Loral Space & Communications (AE)                         192              52

 18  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LSI Logic Corp. (AE)                                      125             670
Macromedia, Inc. (AE)                                      42             535
Macrovision Corp. (AE)                                     43             755
Mantech International Corp. Class A (AE)                    5              78
Maxtor Corp. (AE)                                         805           4,426
McData Corp. Class A (AE)                                  56             597
Mercury Computer Systems, Inc. (AE)                         6             134
Mercury Interactive Corp. (AE)                             44           1,499
Methode Electronics Class A                                17             177
Micrel, Inc. (AE)                                          52             612
Microchip Technology, Inc.                                 15             308
Micromuse, Inc. (AE)                                       81             533
MicroStrategy, Inc. Class A (AE)                           36             985
National Instruments Corp. (AE)                            36           1,158
NetScreen Technologies, Inc. (AE)                          15             294
O2Micro International, Ltd. (AE)                           84             976
Oak Technology, Inc. (AE)                                 164             798
Omnivision Technologies, Inc. (AE)                         10             238
Open Text Corp. (AE)                                        6             172
Optimal Robotics Corp. Class A (AE)                        14              92
Pinnacle Systems, Inc. (AE)                                26             241
Pioneer Standard Electronics                               40             388
PMC - Sierra, Inc. (AE)                                    70             580
Power Integrations, Inc. (AE)                              17             383
Quantum Corp. (AE)                                        179             619
Quest Software, Inc. (AE)                                  12             127
Red Hat, Inc. (AE)                                        120             719
Retek, Inc. (AE)                                            1               6
Sandisk Corp. (AE)                                         72           1,745
ScanSoft, Inc. (AE)                                        32             167
Semtech Corp. (AE)                                         44             700
Serena Software, Inc. (AE)                                 35             558
Silicon Laboratories, Inc. (AE)                            25             700
Skyworks Solutions, Inc. (AE)                              54             289
SonicWALL, Inc. (AE)                                       20              71
SRA International, Inc. Class A (AE)                       13             305
Standard MicroSystems Corp. (AE)                            6              78
Storage Technology Corp. (AE)                               9             225
Systems & Computer Technology Corp. (AE)                   13              92
TIBCO Software, Inc. (AE)                                  98             481
Trimble Navigation, Ltd. (AE)                              35             884
UniSystem Corp. (AE)                                       77             804
United Industrial Corp.                                     9             125

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UNOVA, Inc. (AE)                                           98             723
Utstarcom, Inc. (AE)                                       56           1,219
Verity, Inc. (AE)                                          57             948
Wavecom Sa Class R - ADR (AE)                              11             132
webMethods, Inc. (AE)                                      72             726
Western Digital Corp. (AE)                                286           2,671
                                                                 ------------
                                                                       89,582
                                                                 ------------

Utilities - 2.7%
AGL Resources, Inc.                                        24             625
Alliant Energy Corp.                                       79           1,380
American States Water Co.                                   5             116
Avista Corp.                                               77             906
Cleco Corp.                                                38             576
CMS Energy Corp.                                          167           1,037
Empire District Electric Co./The                           11             205
Energen Corp.                                              19             613
Energy East Corp.                                          54             988
Hawaiian Electric Industries                               15             612
IDT Corp. (AE)                                             45             647
Mediacom Communications Corp. (AE)                         40             398
National Fuel Gas Co.                                       2              38
New Jersey Resources Corp.                                  7             245
Nextel Partners, Inc. Class A (AE)                         36             207
Northeast Utilities                                        57             847
Northwest Natural Gas Co.                                   5             116
Northwestern Corp.                                         29              69
NSTAR                                                      10             449
NUI Corp.                                                  --               4
Oneok, Inc.                                                63           1,195
Pinnacle West Capital Corp.                                20             674
PNM Resources, Inc.                                        15             340
Puget Energy, Inc.                                         20             420
Southwest Gas Corp.                                         7             154
Telephone & Data Systems, Inc.                             10             444
UGI Corp.                                                  31             967
Western Gas Resources, Inc.                                 3             110
WGL Holdings, Inc.                                         24             656
Wisconsin Energy Corp.                                     16             419
WPS Resources Corp.                                        14             544
                                                                 ------------
                                                                       16,001
                                                                 ------------

TOTAL COMMON STOCKS
(cost $508,132)                                                       558,432
                                                                 ------------

                                                         Special Growth Fund  19

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.4%
Frank Russell Investment Company Money Market
   Fund                                                29,425          29,425
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                  2,500           2,496
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $31,921)                                                         31,921
                                                                 ------------

TOTAL INVESTMENTS - 100.6%
(identified cost $540,053)                                            590,353

OTHER ASSETS AND LIABILITIES
NET - (0.6%)                                                           (3,739)
                                                                 ------------
NET ASSETS - 100.0%                                                   586,614
                                                                 ============
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 06/03 (10)                             399               24

Russell 2000 Index
   expiration date 06/03 (127)                         25,314            3,109

S&P E-Mini Index
   expiration date 06/03 (36)                           1,649               37

S&P 500 Index
   expiration date 06/03 (18)                           4,122              166
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                3,336
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 20  Special Growth Fund

EQUITY INCOME FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.2%
Auto and Transportation - 2.0%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                     1              26
Burlington Northern Santa Fe Corp.                         16             458
Cooper Tire & Rubber Co.                                    4              53
Dana Corp.                                                 --               3
Delphi Corp.                                               10              87
FedEx Corp.                                                 2             127
Ford Motor Co.                                             25             262
General Motors Corp.                                        1              38
Harley-Davidson, Inc.                                       2              84
Paccar, Inc.                                                1              53
Skywest, Inc.                                               5              67
Swift Transportation Co., Inc. (AE)                         1              10
Tidewater, Inc.                                             7             194
Union Pacific Corp.                                         2             121
                                                                 ------------
                                                                        1,583
                                                                 ------------

Consumer Discretionary - 10.2%
Allied Waste Industries, Inc. (AE)                          2              20
AOL Time Warner, Inc. (AE)                                 14             195
Banta Corp.                                                 1              17
BearingPoint, Inc. (AE)                                    13             106
Belo Corp. Class A                                          1              31
Black & Decker Corp.                                        1              50
Blyth, Inc.                                                 1              35
Carnival Corp.                                             10             281
Cendant Corp. (AE)                                         16             230
Clear Channel Communications, Inc. (AE)                    --              15
Convergys Corp. (AE)                                        2              40
Darden Restaurants, Inc.                                    1              23
Dollar General Corp.                                        2              27
DoubleClick, Inc. (AE)                                      1              12
Family Dollar Stores                                        1              43
Federated Department Stores                                11             325
Fisher Scientific International (AE)                        2              48
Fox Entertainment Group, Inc. Class A (AE)                  1              21
Gemstar-TV Guide International, Inc. (AE)                  11              45
Gillette Co. (The)                                          3             104
Harrah's Entertainment, Inc. (AE)                           2              95
Hearst-Argyle Television, Inc. Class C (AE)                 1              36
Home Depot, Inc.                                           31             878
Hughes Electronics Corp. Class H (AE)                      11             134
Interpublic Group Cos., Inc.                                8              93
JC Penney Co., Inc. Holding Co.                             6             101
Jones Apparel Group, Inc. (AE)                              2              69

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimberly-Clark Corp.                                        4             214
Knight-Ridder, Inc.                                         1              88
Liberty Media Corp. Class A (AE)                           61             675
Limited Brands                                             13             195
Liz Claiborne, Inc.                                        --               8
Mattel, Inc.                                                6             132
May Department Stores Co. (The)                            13             286
McDonald's Corp.                                           11             190
McGraw-Hill Cos., Inc. (The)                                2             140
Media General, Inc. Class A                                --              22
Meredith Corp.                                             --              17
Nordstrom, Inc.                                             8             139
Office Depot, Inc. (AE)                                     3              35
Park Place Entertainment Corp. (AE)                         4              33
Petsmart, Inc. (AE)                                         1              14
Pittston Brink's Group                                     --               6
Ross Stores, Inc.                                           1              28
Service Corp. International (AE)                           25              84
ServiceMaster Co. (The)                                     7              61
Stanley Works (The)                                         1              16
Staples, Inc. (AE)                                          1              25
Talbots, Inc.                                               1              29
TJX Cos., Inc.                                              7             128
USA Interactive (AE)                                       12             361
Valassis Communications, Inc. (AE)                          1              18
VF Corp.                                                    2              73
Viacom, Inc. Class B (AE)                                   8             351
Viad Corp.                                                 --               3
Wallace Computer Services, Inc.                             1              17
Walt Disney Co.                                            25             465
Washington Post Class B                                    --              51
Waste Management, Inc.                                     25             535
Whirlpool Corp.                                            --               8
WPP Group PLC - ADR                                        11             396
Yum! Brands, Inc. (AE)                                      1              34
                                                                 ------------
                                                                        7,951
                                                                 ------------

Consumer Staples - 3.3%
Albertson's, Inc.                                           2              35
Altria Group, Inc.                                          9             286
Anheuser-Busch Cos., Inc. Class C                           2              77
Clorox Co.                                                  1              52
Coca-Cola Enterprises, Inc.                                --               8
ConAgra Foods, Inc.                                        19             392
Constellation Brands, Inc. Class A (AE)                     1              22
Del Monte Foods Co. (AE)                                   20             156
Dial Corp. (The)                                            5              99
HJ Heinz Co.                                                9             265
Kellogg Co.                                                 1              42
Kraft Foods, Inc. Class A                                   7             216
Kroger Co. (AE)                                             4              62

                                                          Equity Income Fund  21

EQUITY INCOME FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                  2              46
PepsiAmericas, Inc.                                         1               9
PepsiCo, Inc.                                               2              70
Procter & Gamble Co.                                        5             422
Sara Lee Corp.                                              9             154
Supervalu, Inc.                                             5              86
Tyson Foods, Inc. Class A                                   1              12
UST, Inc.                                                   1              23
                                                                 ------------
                                                                        2,534
                                                                 ------------

Financial Services - 32.7%
ACE, Ltd.                                                  18             591
Aflac, Inc.                                                 4             144
Alliance Capital Management, LP                             3              96
Allstate Corp. (The)                                        6             216
AMBAC Financial Group, Inc.                                --              10
American Express Co.                                        2              81
American Financial Group, Inc.                             --               5
American International Group                               14             791
AmSouth Bancorp                                             3              58
Annaly Mortgage Management, Inc. (o)                        1              14
AON Corp.                                                  --               2
Arden Realty, Inc. (o)                                      2              37
Astoria Financial Corp.                                    --              10
Automatic Data Processing                                   8             272
Bank of America Corp.                                      27           2,027
Bank of New York Co., Inc. (The)                            8             213
Bank One Corp.                                             16             590
Banknorth Group, Inc.                                       1              26
CarrAmerica Realty Corp. (o)                                4              97
Charter One Financial, Inc.                                 6             166
Chubb Corp.                                                --              25
Cigna Corp.                                                 3             158
Citigroup, Inc.                                            65           2,555
CNA Financial Corp. (AE)                                    1              17
Comerica, Inc.                                              5             228
Compass Bancshares, Inc.                                   --              16
Crescent Real Estate Equities Co. (o)                      --               5
Dow Jones & Co., Inc.                                       5             198
DST Systems, Inc. (AE)                                     --              14
Duke Realty Corp. (o)                                       4              97
E*TRADE Group, Inc. (AE)                                   19             105
Endurance Specialty Holdings, Ltd. (AE)                     3              83
Equity Office Properties Trust (o)                          4             104
Fannie Mae                                                  5             389
Federated Investors, Inc. Class B                           2              67
Fidelity National Financial, Inc.                           2              52
First Data Corp.                                           10             400
FirstMerit Corp.                                           --               2
FleetBoston Financial Corp.                                43           1,136

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Franklin Resources, Inc.                                    8             290
Freddie Mac                                                14             798
Golden West Financial Corp.                                 1              69
Goldman Sachs Group, Inc.                                   7             565
Greenpoint Financial Corp.                                  1              70
H&R Block, Inc.                                            11             429
Hartford Financial Services Group, Inc.                     2              99
Hibernia Corp. Class A                                      4              78
Highwoods Properties, Inc. (o)                              2              46
HSBC Holdings PLC - ADR                                     7             366
Hudson United Bancorp                                      --               8
Independence Community Bank                                --               3
iStar Financial, Inc. (o)                                  --               4
John Hancock Financial Services, Inc.                       4             127
JP Morgan Chase & Co.                                      28             829
Keycorp                                                     6             137
Lehman Brothers Holdings, Inc.                              8             507
Liberty Property Trust (o)                                  1              28
Lincoln National Corp.                                      7             222
Loews Corp.                                                 3             105
Marsh & McLennan Cos., Inc.                                16             753
MBNA Corp.                                                 38             717
Mellon Financial Corp.                                     19             510
Merrill Lynch & Co., Inc.                                  20             820
Metlife, Inc.                                               2              45
Morgan Stanley                                             17             755
National City Corp.                                         2              50
National Commerce Financial Corp.                           1              19
Nationwide Financial Services                               1              22
Northern Trust Corp.                                        6             200
Old Republic International Corp.                            4             126
Platinum Underwriters Holdings, Ltd.                        9             243
PNC Financial Services Group, Inc.                          9             381
Popular, Inc.                                              --               4
Progressive Corp. (The)                                    --              29
Protective Life Corp.                                       1              20
Prudential Financial, Inc.                                  1              45
Rouse Co. (The) (o)                                         2              63
Ryder System, Inc.                                          1              34
Simon Property Group, Inc. (o)                              2              76
SouthTrust Corp.                                            3              88
St Paul Cos                                                25             872
Sungard Data Systems, Inc. (AE)                             2              43
SunTrust Banks, Inc.                                        3             179
T Rowe Price Group, Inc.                                    5             146
TCF Financial Corp.                                         2              84
Travelers Property Casualty Corp. Class A                  --               4
Travelers Property Casualty Corp. Class B                  14             234
Trizec Properties, Inc. (o)                                 3              27

 22  Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UnionBanCal Corp.                                           1              57
UnumProvident Corp.                                         7              85
US Bancorp                                                 31             696
Vornado Realty Trust (o)                                   --               6
Wachovia Corp.                                             18             697
Washington Mutual, Inc.                                     8             303
Wells Fargo & Co.                                          21           1,027
WR Berkley Corp.                                            3             124
XL Capital, Ltd. Class A                                   --              14
                                                                 ------------
                                                                       25,475
                                                                 ------------

Health Care - 7.6%
Aetna, Inc.                                                 1              48
Baxter International, Inc.                                  8             193
Biogen, Inc. (AE)                                          10             365
Boston Scientific Corp. (AE)                                4             181
Bristol-Myers Squibb Co.                                   14             366
Cardinal Health, Inc.                                       1              60
CuraGen Corp. (AE)                                          1               3
DaVita, Inc. (AE)                                          --               8
Forest Laboratories, Inc. (AE)                             --               8
Genentech, Inc. (AE)                                        1              36
Genzyme Corp.-General Division (AE)                        11             427
Guidant Corp.                                              21             824
HCA, Inc.                                                   9             299
Humana, Inc. (AE)                                           2              20
King Pharmaceuticals, Inc. (AE)                             2              23
McKesson Corp.                                              1              36
Medimmune, Inc. (AE)                                       --               5
Merck & Co., Inc.                                           7             429
Mid Atlantic Medical Services (AE)                         --               7
Novartis AG - ADR                                           8             320
Pfizer, Inc.                                               16             492
Quintiles Transnational Corp. (AE)                         --               4
Renal Care Group, Inc. (AE)                                --               4
Schering-Plough Corp.                                      11             192
Steris Corp. (AE)                                          --               2
Tenet Healthcare Corp. (AE)                                21             310
UnitedHealth Group, Inc.                                   --               3
WellPoint Health Networks (AE)                              7             560
Wyeth                                                      17             720
                                                                 ------------
                                                                        5,945
                                                                 ------------

Integrated Oils - 6.5%
Amerada Hess Corp.                                          3             146
BP PLC - ADR                                               11             427
ChevronTexaco Corp.                                        23           1,453
ConocoPhillips                                             17             837
Exxon Mobil Corp.                                          44           1,567
Kerr-McGee Corp.                                            5             219

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marathon Oil Corp.                                          8             179
Occidental Petroleum Corp.                                  7             212
                                                                 ------------
                                                                        5,040
                                                                 ------------

Materials and Processing - 7.9%
Alcoa, Inc.                                                17             385
Allegheny Technologies, Inc.                                2               7
Ashland, Inc.                                               6             175
Ball Corp.                                                  2             107
Bemis Co.                                                   2              71
Boise Cascade Corp.                                         8             179
Bowater, Inc.                                               5             175
Dow Chemical Co. (The)                                     33           1,082
Du Pont EI de Nemours & Co.                                12             513
Eastman Chemical Co.                                        4             109
Engelhard Corp.                                             2              53
Fluor Corp.                                                 2              69
Forest City Enterprises, Inc. Class A                      --               6
Glatfelter                                                 --               4
Imperial Chemical Industries PLC - ADR                     14             120
International Paper Co.                                    19             682
Lafarge North America, Inc.                                 2              72
Louisiana-Pacific Corp. (AE)                                2              18
Lubrizol Corp.                                              1              42
Lyondell Chemical Co.                                       3              42
MeadWestvaco Corp.                                          8             182
Monsanto Co.                                               17             300
Nucor Corp.                                                 4             143
Owens-Illinois, Inc. (AE)                                   1               6
Pactiv Corp. (AE)                                           6             121
PPG Industries, Inc.                                        1              46
Precision Castparts Corp.                                   2              64
Rayonier, Inc.                                              1              33
Rohm & Haas Co.                                             6             205
RPM International, Inc.                                     2              26
Scotts Co. (The) Class A (AE)                               1              54
Sherwin-Williams Co. (The)                                  5             137
Sonoco Products Co.                                         2              42
Timken Co.                                                  2              30
Vulcan Materials Co.                                        4             140
Washington Group International, Inc. 2003
   Warrants (AE)                                           --               2
Weyerhaeuser Co. Series O                                  14             698
York International Corp.                                    2              46
                                                                 ------------
                                                                        6,186
                                                                 ------------

Miscellaneous - 3.7%
3M Co.                                                      1              90
Berkshire Hathaway, Inc. Class B (AE)                      --             443

                                                          Equity Income Fund  23

EQUITY INCOME FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carlisle Cos., Inc.                                         2              94
Eaton Corp.                                                 2             143
Fortune Brands, Inc.                                        2             106
General Electric Co.                                        3              87
Georgia-Pacific Corp.                                      13             198
Honeywell International, Inc.                              22             528
ITT Industries, Inc.                                        3             155
St Joe Co. (The)                                            1              25
Textron, Inc.                                               6             182
Tyco International, Ltd.                                   51             791
                                                                 ------------
                                                                        2,842
                                                                 ------------

Other Energy - 2.0%
Anadarko Petroleum Corp.                                   11             479
Apache Corp.                                               --              17
Baker Hughes, Inc.                                         --              14
Calpine Corp. (AE)                                         19             101
Devon Energy Corp.                                         --              --
EL Paso Corp.                                              16             117
Halliburton Co.                                             1              30
Peabody Energy Corp.                                        1              14
Reliant Resources, Inc. (AE)                                2              10
Schlumberger, Ltd.                                          9             385
Transocean, Inc.                                           --               2
Williams Cos., Inc.                                        43             299
XTO Energy, Inc.                                            3              51
                                                                 ------------
                                                                        1,519
                                                                 ------------

Producer Durables - 6.3%
AGCO Corp. (AE)                                            --               3
Agilent Technologies, Inc. (AE)                             8             120
American Power Conversion (AE)                              3              50
Boeing Co. (The)                                            8             223
Clayton Homes, Inc.                                        20             251
Cooper Industries, Ltd. Class A                             4             137
Cummins, Inc.                                               5             130
Deere & Co.                                                11             473
Diebold, Inc.                                               2              96
Emerson Electric Co.                                       --              19
Goodrich Corp.                                             17             235
Hubbell, Inc. Class B                                      --               9
Ingersoll-Rand Co. Class A                                  3             145
Koninklijke Philips Electronics NV                          9             163
Lexmark International, Inc. (AE)                            1              61
Lockheed Martin Corp.                                       8             380
Molex, Inc. Class A                                         1              10
Nordson Corp.                                              --              10
Northrop Grumman Corp.                                     11             963
NVR, Inc. (AE)                                             --              36
Pall Corp.                                                  7             144
Parker Hannifin Corp.                                       3             134

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pentair, Inc.                                               2              62
Rockwell Collins, Inc.                                     12             255
Tektronix, Inc. (AE)                                        4              66
United Technologies Corp.                                  12             762
                                                                 ------------
                                                                        4,937
                                                                 ------------

Technology - 4.2%
3Com Corp. (AE)                                            12              62
Acxiom Corp. (AE)                                           1              10
Adtran, Inc. (AE)                                          --               3
Agere Systems, Inc. Class A (AE)                           75             135
Altera Corp. (AE)                                           3              49
Amdocs, Ltd. (AE)                                           8             141
Avnet, Inc. (AE)                                           --               4
BMC Software, Inc. (AE)                                     8             122
Cisco Systems, Inc. (AE)                                    8             117
Computer Associates International, Inc.                    15             239
Compuware Corp. (AE)                                        4              18
Comverse Technology, Inc. (AE)                              3              37
EMC Corp. (AE)                                             20             179
General Dynamics Corp.                                      3             199
Harris Corp.                                                3              78
Hewlett-Packard Co.                                        28             449
Ingram Micro, Inc. Class A (AE)                             3              31
Intel Corp.                                                 2              37
International Business Machines Corp.                      10             825
Intuit, Inc. (AE)                                          --              14
Jabil Circuit, Inc. (AE)                                    1              26
Maxim Integrated Products                                  --               9
Motorola, Inc.                                             17             136
Oracle Corp. (AE)                                           1               7
PanAmSat Corp. (AE)                                         1              25
PerkinElmer, Inc.                                           5              50
Raytheon Co.                                                5             145
Retek, Inc. (AE)                                            1               6
Rockwell Automation, Inc.                                  --               4
Scientific-Atlanta, Inc. Class C                            1              17
Siebel Systems, Inc. (AE)                                  --               4
Solectron Corp. (AE)                                        3               8
Storage Technology Corp. (AE)                               2              62
Sun MicroSystems, Inc. (AE)                                 2               6
Sybase, Inc. (AE)                                           1               8
Tellabs, Inc. (AE)                                         --               2
Texas Instruments, Inc.                                     1              27
Utstarcom, Inc. (AE)                                       --               7
Vishay Intertechnology, Inc. (AE)                          --               4
                                                                 ------------
                                                                        3,302
                                                                 ------------

Utilities - 8.8%
Allegheny Energy, Inc.                                     20             164
Alltel Corp.                                                7             309

 24  Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Electric Power Co., Inc.                           7             195
Aquila, Inc.                                                1               3
AT&T Corp.                                                  9             149
AT&T Wireless Services, Inc. (AE)                           8              52
BellSouth Corp.                                            23             575
Centerpoint Energy, Inc.                                    1               6
Cinergy Corp.                                              --               3
Comcast Corp. Class A (AE)                                 23             718
Constellation Energy Group, Inc.                            2              48
COX Communications, Inc. Class A (AE)                       4             127
Dominion Resources, Inc.                                    2             119
DPL, Inc.                                                   3              35
DTE Energy Co.                                              1              34
Duke Energy Corp.                                           4              64
Edison International (AE)                                  24             350
Entergy Corp.                                               4             207
Exelon Corp.                                                4             206
FirstEnergy Corp.                                           2              69
FPL Group, Inc.                                             1              76
KeySpan Corp.                                               1              50
Nicor, Inc.                                                --               9
NiSource, Inc.                                              6             104
NSTAR                                                      --              10
Pepco Holdings, Inc.                                        8             142
PG&E Corp. (AE)                                            20             306
Pinnacle West Capital Corp.                                 5             156
PNM Resources, Inc.                                         1              21
Progress Energy, Inc. - CVO (AE) (Y)                        1              --
Public Service Enterprise Group, Inc.                      --              13
Qwest Communications International                          1               5
SBC Communications, Inc.                                   52           1,226
Sempra Energy                                               3              93
Southern Co. (The)                                          4             118
Sprint Corp. - FON Group                                   12             143
Verizon Communications, Inc.                               25             945
Wisconsin Energy Corp.                                      1              15
                                                                 ------------
                                                                        6,865
                                                                 ------------

TOTAL COMMON STOCKS
(cost $74,731)                                                         74,179
                                                                 ------------


                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company Money Market
   Fund                                                 3,631           3,631
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                    450             449
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,080)                                                           4,080
                                                                 ------------

TOTAL INVESTMENTS - 100.4%
(identified cost $78,811)                                              78,259

OTHER ASSETS AND LIABILITIES
NET - (0.4%)                                                             (274)
                                                                 ------------

NET ASSETS - 100.0%                                                    77,985
                                                                 ============

                                                                  UNREALIZED
                                                   NOTIONAL      APPRECIATION
FUTURES CONTRACTS                                   AMOUNT      (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 06/03 (14)                           1,542              143

S&P E-Mini Index
   expiration date 06/03 (8)                              366               17

S&P 500 Index
   expiration date 06/03 (9)                            2,061              143
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  303
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                          Equity Income Fund  25

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.2%
Auto and Transportation - 1.7%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                    43           1,064
Autoliv, Inc.                                              51           1,249
Burlington Northern Santa Fe Corp.                         84           2,363
CH Robinson Worldwide, Inc.                                29           1,071
Cooper Tire & Rubber Co.                                   36             502
CSX Corp.                                                  10             304
Dana Corp.                                                 32             298
Delphi Corp.                                              150           1,257
FedEx Corp.                                                54           3,223
General Motors Corp.                                       18             660
Goodyear Tire & Rubber Co. (The)                          107             611
Harley-Davidson, Inc.                                      72           3,182
JB Hunt Transport Services, Inc. (AE)                      14             487
Lear Corp. (AE)                                            21             850
Norfolk Southern Corp.                                      6             123
Paccar, Inc.                                               12             715
Skywest, Inc.                                              33             426
Swift Transportation Co., Inc. (AE)                         4              69
Tidewater, Inc.                                             2              52
Union Pacific Corp.                                         7             440
United Parcel Service, Inc. Class B                        45           2,814
Visteon Corp.                                              40             280
Werner Enterprises, Inc.                                    2              40
                                                                 ------------
                                                                       22,080
                                                                 ------------

Consumer Discretionary - 15.1%
Abercrombie & Fitch Co. Class A (AE)                       55           1,792
Activision, Inc. (AE)                                      79           1,215
AOL Time Warner, Inc. (AE)                                149           2,040
Apollo Group, Inc. Class A (AE)                            18             959
Autonation, Inc. (AE)                                      15             208
Banta Corp.                                                 9             288
BearingPoint, Inc. (AE)                                    13             109
Bed Bath & Beyond, Inc. (AE)                                9             360
Best Buy Co., Inc. (AE)                                    21             723
Black & Decker Corp.                                        4             144
Blyth, Inc.                                                20             529
Callaway Golf Co.                                          28             384
Career Education Corp. (AE)                                21           1,269
Carnival Corp.                                             36             996
CBRL Group, Inc.                                            9             300
Cendant Corp. (AE)                                         26             367
Chico's FAS, Inc. (AE)                                     34             828
Cintas Corp.                                                6             212
Claire's Stores, Inc.                                      16             421
Clear Channel Communications, Inc. (AE)                    53           2,061
Coach, Inc. (AE)                                           48           2,088

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Columbia Sportswear Co. (AE)                                5             259
Convergys Corp. (AE)                                       25             400
Darden Restaurants, Inc.                                   64           1,126
Dillard's, Inc. Class A                                    26             369
Dollar General Corp.                                       74           1,079
Eastman Kodak Co.                                         119           3,565
eBay, Inc. (AE)                                            19           1,790
Electronic Arts, Inc. (AE)                                 56           3,337
Expedia, Inc. (AE)                                         20           1,165
Family Dollar Stores                                      199           6,790
Federated Department Stores                               119           3,650
Fisher Scientific International (AE)                       17             502
Fox Entertainment Group, Inc. Class A (AE)                155           3,925
Gannett Co., Inc.                                           3             227
Gap, Inc. (The)                                           197           3,269
Gemstar-TV Guide International, Inc. (AE)                  86             346
Gillette Co. (The)                                        105           3,182
Harrah's Entertainment, Inc. (AE)                          34           1,330
Harte-Hanks, Inc. Class C                                  11             203
Hearst-Argyle Television, Inc. Class C (AE)                10             252
Hollywood Entertainment Corp. (AE)                         18             312
Home Depot, Inc.                                          773          21,735
Hughes Electronics Corp. Class H (AE)                     125           1,474
ITT Educational Services, Inc. (AE)                        13             381
JC Penney Co., Inc. Holding Co.                           140           2,385
Jones Apparel Group, Inc. (AE)                            175           4,992
Kimberly-Clark Corp.                                       51           2,548
Kohl's Corp. (AE)                                          96           5,441
Landry's Restaurants, Inc.                                 10             178
Liberty Media Corp. Class A (AE)                          218           2,395
Lowe's Cos., Inc.                                         166           7,280
Manpower, Inc.                                             22             730
Mattel, Inc.                                              293           6,375
May Department Stores Co. (The)                           117           2,524
McDonald's Corp.                                          129           2,209
McGraw-Hill Cos., Inc. (The)                               63           3,667
Media General, Inc. Class A                                 3             144
Nike, Inc. Class B                                         31           1,633
Office Depot, Inc. (AE)                                    69             878
Pacific Sunwear Of California (AE)                         36             832
Panera Bread Co. Class A (AE)                               2              61
Petsmart, Inc. (AE)                                        52             790
PF Chang's China Bistro, Inc. (AE)                         19             813
Pier 1 Imports, Inc.                                       23             427
Pittston Brink's Group                                      5              62
Quiksilver, Inc. (AE)                                      11             352
RadioShack Corp.                                           74           1,744
Rent-A-Center, Inc. Class C (AE)                           16           1,034

 26  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ross Stores, Inc.                                          57           2,159
ServiceMaster Co. (The)                                    64             579
Staples, Inc. (AE)                                        143           2,714
Starwood Hotels & Resorts Worldwide, Inc.                  37             993
Take-Two Interactive Software (AE)                         29             657
Talbots, Inc.                                              50           1,432
Target Corp.                                               55           1,849
TJX Cos., Inc.                                             26             505
Toro Co.                                                   22             821
Toys R US, Inc. (AE)                                       80             820
Tribune Co.                                                37           1,807
University of Phoenix Online (AE)                          20             870
Valassis Communications, Inc. (AE)                          2              40
Viacom, Inc. Class B (AE)                                 514          22,322
Viad Corp.                                                  5             108
Wal-Mart Stores, Inc.                                     269          15,145
Walt Disney Co.                                           341           6,371
Washington Post Class B                                     2           1,198
Waste Connections, Inc. (AE)                               14             461
Waste Management, Inc.                                     49           1,069
Wendy's International, Inc.                                14             398
Yum! Brands, Inc. (AE)                                     67           1,650
                                                                 ------------
                                                                      191,423
                                                                 ------------

Consumer Staples - 8.2%
Albertson's, Inc.                                         147           2,915
Altria Group, Inc.                                        354          10,892
Anheuser-Busch Cos., Inc. Class C                          40           2,020
Clorox Co.                                                 94           4,260
Coca-Cola Co. (The)                                       215           8,670
Coca-Cola Enterprises, Inc.                               128           2,497
ConAgra Foods, Inc.                                       415           8,718
Constellation Brands, Inc. Class A (AE)                     5             121
Coors (Adolph) Class B                                     23           1,226
CVS Corp.                                                 128           3,109
Dial Corp. (The)                                           60           1,259
General Mills, Inc.                                        40           1,791
HJ Heinz Co.                                               48           1,446
Kellogg Co.                                                 2              49
Kraft Foods, Inc. Class A                                  47           1,437
Kroger Co. (AE)                                            38             536
Pepsi Bottling Group, Inc.                                 49           1,011
PepsiCo, Inc.                                             324          14,007
Procter & Gamble Co.                                      324          29,136
RJ Reynolds Tobacco Holdings, Inc.                         56           1,569
Sara Lee Corp.                                            182           3,052
Sensient Technologies Corp.                                 1              29
Supervalu, Inc.                                           156           2,565
Systemco Corp.                                             26             750

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tyson Foods, Inc. Class A                                  68             650
Walgreen Co.                                                6             179
                                                                 ------------
                                                                      103,894
                                                                 ------------

Financial Services - 20.3%
ACE, Ltd.                                                  21             681
Affiliated Computer Services, Inc. Class A (AE)            40           1,894
Allmerica Financial Corp.                                  14             211
Allstate Corp. (The)                                       39           1,484
AMBAC Financial Group, Inc.                                47           2,760
American Express Co.                                        6             213
American International Group                              108           6,260
Annaly Mortgage Management, Inc. (o)                       12             232
AON Corp.                                                  56           1,241
Archstone-Smith Trust (o)                                   1              18
Arden Realty, Inc. (o)                                      3              69
Astoria Financial Corp.                                    11             265
Bank of America Corp.                                     300          22,219
Bank One Corp.                                             49           1,770
Bear Stearns Cos., Inc. (The)                              42           2,820
Boston Properties, Inc. (o)                                16             631
Capital One Financial Corp.                               122           5,108
CarrAmerica Realty Corp. (o)                               13             350
Cigna Corp.                                                74           3,863
Cincinnati Financial Corp.                                 13             494
CIT Group, Inc.                                            47             949
Citigroup, Inc.                                           716          28,085
Commerce Bancorp, Inc.                                     43           1,757
Compass Bancshares, Inc.                                    1              34
Concord EFS, Inc. (AE)                                     15             210
Countrywide Financial Corp.                               127           8,572
Developers Diversified Realty Corp. (o)                    10             239
DST Systems, Inc. (AE)                                      3              84
E*TRADE Group, Inc. (AE)                                  107             589
Everest Re Group, Ltd.                                      7             477
Fannie Mae                                                211          15,309
Federated Investors, Inc. Class B                          48           1,304
Fidelity National Financial, Inc.                          97           3,348
First Data Corp.                                          129           5,065
First Tennessee National Corp.                             61           2,659
FirstMerit Corp.                                            5             105
Fiserv, Inc. (AE)                                          41           1,207
FleetBoston Financial Corp.                               197           5,223
Freddie Mac                                               162           9,371
Golden West Financial Corp.                                --               8
Goldman Sachs Group, Inc.                                  32           2,452
Greater Bay Bancorp                                        17             274
Greenpoint Financial Corp.                                 32           1,541
H&R Block, Inc.                                            52           2,016
Hartford Financial Services Group, Inc.                    94           3,811

                                                    Quantitative Equity Fund  27

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hibernia Corp. Class A                                     23             408
Highwoods Properties, Inc. (o)                              5              91
HRPT Properties Trust (o)                                  10              90
John Hancock Financial Services, Inc.                      96           2,773
JP Morgan Chase & Co.                                     297           8,709
Keycorp                                                    48           1,150
Landamerica Financial Group, Inc.                           5             205
Liberty Property Trust (o)                                  1              28
Loews Corp.                                                27           1,094
Marsh & McLennan Cos., Inc.                                37           1,760
Marshall & Ilsley Corp.                                    21             627
MBIA, Inc.                                                 36           1,614
MBNA Corp.                                                 43             808
Mellon Financial Corp.                                     55           1,449
Merrill Lynch & Co., Inc.                                  68           2,782
Metlife, Inc.                                              94           2,696
Morgan Stanley                                            392          17,522
National City Corp.                                        35           1,040
National Commerce Financial Corp.                          46             934
New York Community Bancorp, Inc.                           34           1,177
North Fork BanCorp., Inc.                                   4             129
Old Republic International Corp.                           38           1,149
PNC Financial Services Group, Inc.                         18             811
Post Properties, Inc. (o)                                  11             270
Progressive Corp. (The)                                    22           1,523
Protective Life Corp.                                      31             882
Rouse Co. (The) (o)                                        11             368
Ryder System, Inc.                                          1              29
SouthTrust Corp.                                          112           3,019
Sungard Data Systems, Inc. (AE)                           181           3,895
SunTrust Banks, Inc.                                       19           1,093
Synovus Financial Corp.                                    58           1,135
Torchmark Corp.                                            23             872
Travelers Property Casualty Corp. Class A                 144           2,334
Travelers Property Casualty Corp. Class B                  44             717
UnumProvident Corp.                                        61             705
US Bancorp                                                524          11,600
Wachovia Corp.                                            164           6,269
Washington Mutual, Inc.                                   281          11,093
Wells Fargo & Co.                                         281          13,554
WR Berkley Corp.                                           42           1,965
                                                                 ------------
                                                                      257,641
                                                                 ------------

Health Care - 14.9%
Abbott Laboratories                                        81           3,303
Aetna, Inc.                                                26           1,280
AmerisourceBergen Corp.                                    34           1,964
Amgen, Inc. (AE)                                          155           9,483
Anthem, Inc. (AE)                                          43           2,979

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Barr Laboratories, Inc. (AE)                                3             142
Baxter International, Inc.                                 13             297
Beckman Coulter, Inc.                                       8             307
Becton Dickinson & Co.                                     33           1,162
Biogen, Inc. (AE)                                          16             623
Boston Scientific Corp. (AE)                               71           3,069
Bristol-Myers Squibb Co.                                  273           6,962
Cardinal Health, Inc.                                     200          11,048
Caremark Rx, Inc. (AE)                                     10             191
Cephalon, Inc. (AE)                                        19             792
Chiron Corp. (AE)                                          24             988
Community Health Systems, Inc. (AE)                         1              13
Coventry Health Care, Inc. (AE)                             4             151
DaVita, Inc. (AE)                                          18             367
Dentsply International, Inc.                               13             468
Eli Lilly & Co.                                            28           1,781
First Health Group Corp. (AE)                               9             215
Forest Laboratories, Inc. (AE)                             71           3,681
Genentech, Inc. (AE)                                       30           1,132
Gilead Sciences, Inc. (AE)                                 55           2,516
Guidant Corp.                                             275          10,726
HCA, Inc.                                                  18             565
Health Management Associates, Inc. Class A                 35             602
Healthsouth Corp. (AE)                                     11               2
ICN Pharmaceuticals, Inc.                                  23             200
Johnson & Johnson                                         196          11,050
King Pharmaceuticals, Inc. (AE)                            31             387
McKesson Corp.                                             77           2,146
Medimmune, Inc. (AE)                                       44           1,561
Medtronic, Inc.                                            57           2,697
Merck & Co., Inc.                                         400          23,258
Mid Atlantic Medical Services (AE)                         19             827
Mylan Laboratories                                         39           1,114
Odyssey HealthCare, Inc. (AE)                               9             225
Omnicare, Inc.                                              1              13
Oxford Health Plans (AE)                                   15             450
Pfizer, Inc.                                            1,187          36,500
Pharmaceutical Product Development, Inc. (AE)              14             371
Pharmaceutical Resources, Inc. (AE)                        11             475
Quest Diagnostics (AE)                                      1              48
Quintiles Transnational Corp. (AE)                          5              72
Renal Care Group, Inc. (AE)                                 9             306
Schering-Plough Corp.                                     107           1,933
SICOR, Inc. (AE)                                            6             100
St Jude Medical, Inc. (AE)                                113           5,948
Stericycle, Inc. (AE)                                       8             318
Steris Corp. (AE)                                          82           1,871
Stryker Corp.                                              14             965
Tenet Healthcare Corp. (AE)                                56             830

 28  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Triad Hospitals, Inc. (AE)                                 16             359
UnitedHealth Group, Inc.                                   76           7,046
Universal Health Services, Inc. Class B (AE)                5             182
WebMD Corp. (AE)                                          142           1,372
WellPoint Health Networks (AE)                             38           2,908
Wyeth                                                     359          15,612
Zimmer Holdings, Inc. (AE)                                 40           1,895
                                                                 ------------
                                                                      189,848
                                                                 ------------

Integrated Oils - 4.9%
Amerada Hess Corp.                                         44           1,964
ChevronTexaco Corp.                                        89           5,578
ConocoPhillips                                            121           6,066
Exxon Mobil Corp.                                         829          29,164
Marathon Oil Corp.                                        401           9,129
Occidental Petroleum Corp.                                323           9,635
Unocal Corp.                                                8             224
                                                                 ------------
                                                                       61,760
                                                                 ------------
Materials and Processing - 2.5%
Air Products & Chemicals, Inc.                             33           1,404
Albany International Corp. Class A                          6             135
Alcoa, Inc.                                                95           2,181
Aptargroup, Inc.                                            4             145
Archer-Daniels-Midland Co.                                130           1,439
Ashland, Inc.                                               9             261
Ball Corp.                                                 41           2,308
Bowater, Inc.                                              14             541
Dow Chemical Co. (The)                                     17             568
Du Pont EI de Nemours & Co.                                15             638
Eastman Chemical Co.                                       23             702
Ecolab, Inc.                                               35           1,768
Energizer Holdings, Inc. (AE)                              29             821
Fluor Corp.                                                 1              31
Freeport-McMoRan Copper & Gold, Inc. Class B               43             744
Lafarge North America, Inc.                                10             310
Masco Corp.                                                44             917
MeadWestvaco Corp.                                         20             477
Monsanto Co.                                              223           3,878
Pactiv Corp. (AE)                                         172           3,529
PPG Industries, Inc.                                        9             446
Praxair, Inc.                                              14             802
Precision Castparts Corp.                                  43           1,177
Scotts Co. (The) Class A (AE)                               4             237
Sealed Air Corp. (AE)                                      18             754
Sherwin-Williams Co. (The)                                128           3,557
Sigma-Aldrich Corp.                                         1              53
Smurfit-Stone Container Corp. (AE)                          7              93
Temple-Inland, Inc.                                        12             553

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Steel Corp.                                  25             361
York International Corp.                                   13             310
                                                                 ------------
                                                                       31,140
                                                                 ------------

Miscellaneous - 5.4%
3M Co.                                                     26           3,219
Brunswick Corp.                                            11             244
Carlisle Cos., Inc.                                        12             543
Eaton Corp.                                                 3             254
Fortune Brands, Inc.                                       97           4,704
General Electric Co.                                    1,703          50,164
Georgia-Pacific Corp.                                      26             395
Honeywell International, Inc.                              57           1,350
ITT Industries, Inc.                                       49           2,834
Johnson Controls, Inc.                                      7             535
SPX Corp. (AE)                                              2              81
St Joe Co. (The)                                            6             167
Textron, Inc.                                              20             593
Tyco International, Ltd.                                  202           3,154
                                                                 ------------
                                                                       68,237
                                                                 ------------

Other Energy - 1.4%
Anadarko Petroleum Corp.                                  140           6,207
Baker Hughes, Inc.                                         75           2,091
Burlington Resources, Inc.                                 21             973
Cooper Cameron Corp. (AE)                                  36           1,709
Devon Energy Corp.                                         34           1,602
Diamond Offshore Drilling                                   6             116
Dynegy, Inc. Class A                                       82             361
EL Paso Corp.                                              38             281
Halliburton Co.                                           115           2,453
Pogo Producing Co.                                          7             285
Reliant Resources, Inc. (AE)                               37             207
Rowan Cos., Inc.                                           42             855
Transocean, Inc.                                           18             351
Valero Energy Corp.                                         7             246
                                                                 ------------
                                                                       17,737
                                                                 ------------

Producer Durables - 2.4%
Applied Materials, Inc. (AE)                               70           1,022
Boeing Co. (The)                                          214           5,824
Cooper Industries, Ltd. Class A                             3              93
Deere & Co.                                                 1              62
DR Horton, Inc.                                           127           3,013
Engineered Support Systems, Inc.                            2              80
Goodrich Corp.                                             57             798
Hovnanian Enterprises, Inc. Class A (AE)                   21             840
Ingersoll-Rand Co. Class A                                 27           1,186
Lexmark International, Inc. (AE)                           87           6,493
Lockheed Martin Corp.                                      39           1,932

                                                    Quantitative Equity Fund  29

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Northrop Grumman Corp.                                     14           1,249
NVR, Inc. (AE)                                              6           2,114
Pentair, Inc.                                               7             272
Pitney Bowes, Inc.                                          8             274
Rockwell Collins, Inc.                                      4              86
Steelcase, Inc. Class A                                     8              79
Tektronix, Inc. (AE)                                        5             101
Teradyne, Inc. (AE)                                        --               5
Toll Brothers, Inc. (AE)                                   50           1,153
United Defense Industries, Inc. (AE)                        2              54
United Technologies Corp.                                  47           2,874
WW Grainger, Inc.                                           4             180
Xerox Corp. (AE)                                          120           1,181
                                                                 ------------
                                                                       30,965
                                                                 ------------

Technology - 13.2%
3Com Corp. (AE)                                            46             238
Acxiom Corp. (AE)                                          55             773
ADC Telecommunications, Inc. (AE)                         163             389
Advanced Micro Devices, Inc. (AE)                         113             840
Altera Corp. (AE)                                         224           3,547
Amkor Technology, Inc. (AE)                                28             213
Analog Devices, Inc. (AE)                                  23             749
Applera Corp. - Applied BioSystems Group Class P           81           1,420
Applied Micro Circuits Corp. (AE)                          35             155
Avnet, Inc. (AE)                                           12             157
BMC Software, Inc. (AE)                                   197           2,934
Broadcom Corp. Class A (AE)                                50             887
Cisco Systems, Inc. (AE)                                  822          12,357
Citrix Systems, Inc. (AE)                                  33             622
Computer Associates International, Inc.                    53             859
Computer Sciences Corp. (AE)                               44           1,433
Compuware Corp. (AE)                                      117             511
Comverse Technology, Inc. (AE)                             29             382
Conexant Systems, Inc. (AE)                                36              66
Dell Computer Corp. (AE)                                  109           3,157
EMC Corp. (AE)                                          1,045           9,500
Gateway, Inc. (AE)                                         29              84
Harris Corp.                                               51           1,445
Hewlett-Packard Co.                                       490           7,981
Ingram Micro, Inc. Class A (AE)                           152           1,522
Intel Corp.                                             1,102          20,274
International Business Machines Corp.                     140          11,861
Intersil Corp. Class A (AE)                                14             265
Intuit, Inc. (AE)                                          61           2,365
Jabil Circuit, Inc. (AE)                                   55           1,033
Juniper Networks, Inc. (AE)                                35             355
L-3 Communications Holdings, Inc. (AE)                     65           2,877
Lucent Technologies, Inc. (AE)                            765           1,377

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Maxim Integrated Products                                  39           1,546
Micron Technology, Inc. (AE)                               67             571
Microsoft Corp.                                         1,508          38,571
Motorola, Inc.                                            294           2,322
NCR Corp. (AE)                                             29             636
Oracle Corp. (AE)                                         531           6,307
QLogic Corp. (AE)                                           9             396
Qualcomm, Inc.                                            259           8,263
Raytheon Co.                                               53           1,571
Rockwell Automation, Inc.                                  45           1,021
Sandisk Corp. (AE)                                         11             259
Siebel Systems, Inc. (AE)                                  67             582
Storage Technology Corp. (AE)                             139           3,430
Sybase, Inc. (AE)                                          31             392
SYKES Enterprises, Inc. (AE)                                9              40
Symantec Corp. (AE)                                        35           1,525
Texas Instruments, Inc.                                   337           6,232
UniSystem Corp. (AE)                                       16             164
Utstarcom, Inc. (AE)                                       29             638
VeriSign, Inc. (AE)                                        34             424
Western Digital Corp. (AE)                                  2              14
Xilinx, Inc. (AE)                                          24             642
                                                                 ------------
                                                                      168,174
                                                                 ------------

Utilities - 6.2%
Alltel Corp.                                               64           3,012
American Electric Power Co., Inc.                          42           1,113
AT&T Corp.                                                177           3,014
AT&T Wireless Services, Inc. (AE)                         235           1,519
BellSouth Corp.                                            60           1,530
Centerpoint Energy, Inc.                                  111             875
Comcast Corp. Class A (AE)                                 44           1,391
Comcast Corp. Class A (AE)                                 74           2,233
Constellation Energy Group, Inc.                            2              70
COX Communications, Inc. Class A (AE)                      85           2,809
Dominion Resources, Inc.                                   --              24
DTE Energy Co.                                             27           1,081
Duke Energy Corp.                                         115           2,021
Edison International (AE)                                 107           1,560
Energen Corp.                                               8             253
Entergy Corp.                                              71           3,319
Exelon Corp.                                               48           2,532
FirstEnergy Corp.                                           4             132
Great Plains Energy, Inc.                                   8             209
Kinder Morgan, Inc.                                         8             383
National Fuel Gas Co.                                       7             157
Nextel Communications, Inc. Class A (AE)                  289           4,277
Nicor, Inc.                                                 1              43
NiSource, Inc.                                             58           1,104

 30  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Northeast Utilities                                        17             249
Pepco Holdings, Inc.                                       49             845
PG&E Corp. (AE)                                           131           1,955
Pinnacle West Capital Corp.                                74           2,457
Progress Energy, Inc.                                       7             272
Qwest Communications International                         44             166
SBC Communications, Inc.                                  334           7,800
Sempra Energy                                              36             977
Sprint Corp.-FON Group                                    543           6,251
Sprint Corp.-PCS Group (AE)                                72             252
TECO Energy, Inc.                                           9              98
Verizon Communications, Inc.                              581          21,731
Xcel Energy, Inc.                                         125           1,687
                                                                 ------------
                                                                       79,401
                                                                 ------------
TOTAL COMMON STOCKS
(cost $1,150,528)                                                   1,222,300
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.0%
Frank Russell Investment Company Money Market
   Fund                                                46,155          46,155
United States Treasury Bill (c)(y)(s)
   1.090% due 06/19/03                                  2,000           1,997
   1.130% due 06/19/03                                  3,000           2,995
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $51,147)                                                         51,147
                                                                 ------------

TOTAL INVESTMENTS - 100.2%
(identified cost $1,201,675)                                        1,273,447

OTHER ASSETS AND LIABILITIES
NET - (0.2%)                                                           (2,490)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,270,957
                                                                 ============
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/03 (48)                           6,799              534

S&P E-Mini Index
   expiration date 06/03 (301)                         13,787              420

S&P Midcap 400 Index
   expiration date 06/03 (98)                          21,499            1,448

S&P 500 Index
   expiration date 06/03 (35)                           8,016              246
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                2,648
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Quantitative Equity Fund  31

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 83.8%
Australia - 4.2%
Alumina, Ltd.                                              54             146
Amcor, Ltd.                                               646           3,359
AMP Diversified Property Trust                             12              23
AMP, Ltd.                                                  13              70
Ansell, Ltd.                                                1               3
Australia & New Zealand Banking Group, Ltd.               347           4,045
Australian Gas Light Co., Ltd.                             41             290
Australian Stock Exchange, Ltd.                            15             111
BHP Billiton, Ltd.                                        843           4,766
BHP Steel, Ltd.                                            13              28
Billabong International, Ltd.                              21              73
Boral, Ltd.                                                28              83
Brambles Industries, Ltd.                                  16              52
CFS Gandel Retail Trust                                    86              75
Coca-Cola Amatil, Ltd.                                     71             252
Coles Myer, Ltd.                                          302           1,299
Commonwealth Bank of Australia                             21             349
Commonwealth Property Office Fund                          67              50
CSR, Ltd.                                                 298             332
David Jones, Ltd.                                          39              26
Deutsche Office Trust                                      46              32
Foster's Group, Ltd.                                    1,212           3,398
Futuris Corp., Ltd.                                         6               5
General Property Trust                                     46              87
Harvey Norman Holdings, Ltd.                               51              73
Iluka Resources, Ltd.                                      15              39
Insurance Australia Group, Ltd.                            20              39
James Hardie Industries NV                                  1               4
Leighton Holdings, Ltd.                                    27             165
Lend Lease Corp., Ltd.                                      6              40
Macquarie Bank, Ltd.                                       26             407
Macquarie Infrastructure Group                             25              50
MIM Holdings, Ltd.                                         33              35
National Australia Bank, Ltd.                             226           4,600
Newcrest Mining, Ltd.                                       3              14
News Corp., Ltd.                                          650           4,629
OneSteel, Ltd.                                             47              51
Orica, Ltd.                                               152             940
Origin Energy, Ltd.                                        20              57
PaperlinX, Ltd.                                            17              54
Publishing & Broadcasting, Ltd.                            13              74
Qantas Airways, Ltd.                                       95             189
QBE Insurance Group, Ltd.                                 198           1,058
Rinker Group, Ltd. (AE)                                   298             906
Rio Tinto, Ltd.                                             9             174
Santos, Ltd.                                              373           1,352
Sons of Gwalia, Ltd.                                       18              21
Stockland Trust Group                                      18              58
Suncorp-Metway, Ltd.                                        5              33
TABCORP Holdings, Ltd.                                      6              40

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telstra Corp., Ltd.                                       671           1,767
Wesfarmers, Ltd.                                            4              64
Westfield Holdings, Ltd.                                   11             103
Westfield Trust                                            34              72
Westpac Banking Corp.                                     161           1,605
WMC Resources, Ltd. (AE)(AE)                               66             164
Woodside Petroleum, Ltd.                                    6              41
Woolworths, Ltd.                                           97             780
                                                                 ------------
                                                                       38,652
                                                                 ------------

Austria - 0.1%
Erste Bank der Oesterreichischen Sparkassen AG              3             198
OMV AG                                                      2             180
Telekom Austria AG (AE)                                    27             279
                                                                 ------------
                                                                          657
                                                                 ------------

Belgium - 1.0%
AGFA-Gevaert NV                                            15             289
Delhaize Group                                             21             450
Dexia                                                     187           2,139
Dexia (AE)                                                 82               1
Electrabel                                                  5           1,292
Fortis                                                     13             213
Fortis                                                    215           3,587
KBC Bancassurance Holding                                  24             846
Solvay SA                                                   5             385
                                                                 ------------
                                                                        9,202
                                                                 ------------

Bermuda - 0.0%
RenaissanceRe Holdings, Ltd.                                9             399
                                                                 ------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR                                  7             202
Petroleo Brasileiro SA - Petrobras - ADR                   41             769
                                                                 ------------
                                                                          971
                                                                 ------------

Canada - 1.4%
Abitibi-Consolidated, Inc.                                 25             176
Bank of Montreal                                           17             474
Bank of Nova Scotia                                        75           2,911
BCE, Inc.                                                  33             654
Bombardier, Inc. Class B                                   60             145
Canadian Natural Resources, Ltd.                            5             177
Cognos, Inc. (AE)                                           9             244
Great-West Lifeco, Inc.                                     3              87
Magna International, Inc. Class A                          17             998
Molson, Inc. Class A (AE)                                  28             653
Nortel Networks Corp. (AE)                                480           1,239
Petro-Canada                                               15             478
Placer Dome, Inc.                                          14             136

 32  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal Bank of Canada                                       43           1,776
Suncor Energy, Inc.                                        13             214
Talisman Energy, Inc.                                      26           1,017
TELUS Corp. (Non-voting shares)                            24             320
Thomson Corp. (The) (AE)                                   32             949
                                                                 ------------
                                                                       12,648
                                                                 ------------

China - 0.1%
China Petroleum & Chemical Corp. Class H                1,102             218
Huaneng Power International, Inc. Class H                 530             503
PetroChina Co., Ltd. Class H                            1,787             408
Sinotrans, Ltd. Class H (AE)                              701             173
                                                                 ------------
                                                                        1,302
                                                                 ------------

Denmark - 0.5%
Coloplast A/S Class B                                      --              15
D/S Svendborg Class B                                      --             591
Danske Bank A/S                                            65           1,255
FLS Industries A/S Class B                                  3              29
ISS A/S                                                    18             655
Novo-Nordisk A/S Class B                                   38           1,392
Novozymes A/S                                              18             432
TDC A/S                                                    24             590
                                                                 ------------
                                                                        4,959
                                                                 ------------

Estonia - 0.0%
Hansabank, Ltd.                                            17             310
                                                                 ------------

Finland - 1.4%
Fortum Oyj                                                125             896
Nokia OYJ                                                 389           6,584
Nokia OYJ - ADR                                            63           1,045
Sampo Oyj Class A                                         225           1,635
Stora Enso Oyj Class R                                     42             460
Stora Enso Oyj Class R                                     51             553
UPM-Kymmene Oyj                                           128           1,865
                                                                 ------------
                                                                       13,038
                                                                 ------------

France - 8.8%
Accor SA                                                   52           1,713
Air France                                                 62             694
Air Liquide                                                 5             696
Alcatel SA                                                173           1,415
Altran Technologies SA                                     35             127
Aventis SA                                                112           5,696
AXA                                                       236           3,587
BNP Paribas                                               139           6,509
Bouygues                                                   37             908
Business Objects SA - ADR (AE)                             14             313
Cap Gemini SA                                              48           1,480
Carrefour SA                                               71           3,089

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Casino Guichard Perrachon SA                                2             157
Christian Dior SA                                          14             484
Cie de Saint-Gobain                                       140           4,853
Cie Generale D'Optique Essilor International SA            18             749
CNP Assurances                                             11             443
France Telecom                                             62           1,435
France Telecom (AE)                                         9             207
Groupe Danone                                              12           1,705
L'Oreal SA                                                 34           2,441
Lafarge SA                                                  2             157
Lagardere S.C.A.                                            2              65
Michelin (C.G.D.E.) Class B                                30           1,121
Orange SA (AE)                                             32           1,494
Orange SA (AE)                                             94             754
Pechiney SA Class A                                        48           1,370
Pernod-Ricard                                               4             384
Peugeot SA                                                 40           1,883
Pinault-Printemps-Redoute                                  14           1,012
Renault SA                                                 15             662
Sanofi-Synthelabo SA                                       41           2,455
Schneider Electric SA                                      29           1,359
Societe Assurances Generales de France                     73           2,424
Societe Generale Class A                                  100           6,121
Societe Television Francaise 1                             46           1,292
Suez SA                                                    56             909
Technip-Coflexip SA                                         5             426
Thomson/ex-TMM                                             90           1,320
Total Fina Elf SA                                          81          10,591
Total Fina Elf SA - ADR                                    33           2,170
Valeo SA                                                   19             539
Vivendi Universal SA                                      165           2,694
Wanadoo (AE)                                              140             953
                                                                 ------------
                                                                       80,856
                                                                 ------------

Germany - 4.1%
Adidas-Salomon AG                                           6             516
Aixtron AG                                                  6              19
Allianz AG                                                  7             523
Altana AG                                                  21           1,046
AMB Generali Holding AG                                     7             397
BASF AG                                                    39           1,755
Bayer AG                                                  103           1,878
Bayerische Hypo-und Vereinsbank AG                         84           1,114
Bayerische Motoren Werke AG                                 7             230
Beiersdorf AG                                               2             215
Continental AG                                              2              41
DaimlerChrysler AG                                         21             684
Deutsche Bank AG                                           18             946
Deutsche Lufthansa AG                                      73             768
Deutsche Post AG                                          139           1,659

                                               International Securities Fund  33

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Telekom AG                                       109           1,456
E.ON AG                                                    69           3,284
Epcos AG (AE)                                               1              19
Gehe AG                                                     5             194
Hannover Rueckversicherungs AG                             18             476
HeidelbergCement AG                                        26             793
KarstadtQuelle AG                                          77           1,293
LIndustriese AG                                             3              94
Medion AG                                                  11             415
Merck KGaA                                                  2              48
Metro AG                                                   59           1,636
Muenchener Rueckversicherungs AG                           23           2,260
Puma AG Rudolf Dassler Sport                               10             999
RWE AG                                                     97           2,621
SAP AG                                                      5             482
SAP AG - ADR                                                1              26
Schering AG                                                15             664
Siemens AG                                                 61           3,048
Singulus Technologies AG                                   26             443
T-Online International AG (AE)                             34             270
TUI AG                                                      4              64
Volkswagen AG                                             148           5,219
                                                                 ------------
                                                                       37,595
                                                                 ------------

Greece - 0.2%
Hellenic Telecommunications Organization SA               124           1,334
Hellenic Telecommunications Organization SA -
   ADR                                                     26             138
                                                                 ------------
                                                                        1,472
                                                                 ------------
Hong Kong - 1.7%
Bank of East Asia                                         433             800
BOC Hong Kong Holdings, Ltd.                               39              38
Cathay Pacific Airways, Ltd.                               36              43
Cheung Kong Holdings, Ltd.                                151             833
Cheung Kong Infrastructure Holdings, Ltd.                  25              47
China Mobile, Ltd.                                        421             844
CLP Holdings, Ltd.                                         42             172
CNOOC, Ltd.                                               942           1,238
Cosco Pacific, Ltd.                                       266             225
Esprit Holdings, Ltd.                                      29              56
Giordano International, Ltd.                               22               6
Hang Lung Properties, Ltd.                                 87              75
Hang Seng Bank, Ltd.                                       50             492
Henderson Land Development                                  8              20
Hong Kong & China Gas                                     197             232
HongKong Electric Holdings                                423           1,706
Hongkong Land Holdings, Ltd.                              125             140
Hutchison Whampoa, Ltd.                                   243           1,352
Hysan Development Co., Ltd.                                 3               2
Jardine Matheson Holdings, Ltd.                           214           1,210

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JCG Holdings, Ltd.                                         36              17
Johnson Electric Holdings, Ltd.                           378             407
Li & Fung, Ltd.                                           387             434
MTR Corp.                                                 668             723
New World Development, Ltd.                                61              19
Shangri-La Asia, Ltd.                                     193             121
Sun Hung Kai Properties, Ltd.                             317           1,488
Swire Pacific, Ltd. Class                                 304           1,198
Wharf Holdings, Ltd.                                      846           1,491
                                                                 ------------
                                                                       15,429
                                                                 ------------

Hungary - 0.1%
Gedeon Richter Rt                                           8             552
OTP Bank Rt                                                67             718
                                                                 ------------
                                                                        1,270
                                                                 ------------

Indonesia - 0.0%
Telekomunikasi Industriesonesia Tbk PT                    643             304
                                                                 ------------

Ireland - 0.9%
Allied Irish Banks PLC                                    125           1,926
Bank of Ireland                                             1              12
Bank of Ireland                                           409           5,045
CRH PLC                                                    64             987
CRH PLC                                                     1              12
                                                                 ------------
                                                                        7,982
                                                                 ------------

Israel - 0.1%
Check Point Software Technologies (AE)                     39             606
Teva Pharmaceutical Industries - ADR                       14             654
                                                                 ------------
                                                                        1,260
                                                                 ------------

Italy - 3.8%
Arnoldo Mondadori Editore SpA                               9              62
Assicurazioni Generali SpA                                  7             165
Autostrade Concessioni e Costruzioni Autostrade
   SpA                                                     49             638
Banca Intesa SpA (AE)                                   2,598           6,727
Banca Popolare di Bergamo Credito Varesino Scrl            52           1,042
Banca Popolare di Milano SCRL                              46             190
Banco Popolare di Verona e Novara Scrl                     59             808
Benetton Group SpA                                         21             182
Enel SpA                                                   56             335
ENI-Ente Nazionale Idrocarburi SpA                        596           8,492
Fiat SpA                                                    6              42
Finmeccanica SpA                                        2,291           1,360
Italcementi SpA                                            28             297
Luxottica Group SpA                                         1               6
Mediaset SpA                                              562           4,803

 34  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Parmalat Finanziaria SpA                                  225             576
Riunione Adriatica di Sicurta SpA                          52             745
Saipem SpA                                                 71             497
Sanpaolo IMI SpA                                          141           1,164
Telecom Italia SpA (AE)                                   210           1,712
Telecom Italia SpA                                        354           1,743
TIM SpA                                                   665           3,132
UniCredito Italiano SpA                                    67             294
                                                                 ------------
                                                                       35,012
                                                                 ------------

Japan - 15.0%
77 Bank, Ltd. (The)                                       212             899
Acom Co., Ltd.                                              8             228
Advantest Corp.                                             7             238
Aeon Co., Ltd.                                             34             775
Aiful Corp.                                                31           1,148
Ajinomoto Co., Inc.                                        48             487
Alps Electric Co., Ltd.                                    13             140
Amano Corp.                                                 6              29
Aoyama Trading Co., Ltd.                                    6              81
Asahi Optical Co.                                         110             439
Autobacs Seven Co., Ltd.                                    3              66
Bank of Yokohama, Ltd. (The)                               49             173
Bridgestone Corp.                                         203           2,303
Brother Industries, Ltd.                                   11              74
Canon, Inc.                                               402          16,247
Central Glass Co., Ltd.                                    17              86
Central Japan Railway Co.                                  --             143
Chubu Electric Power Co., Inc.                             21             429
Chugai Pharmaceutical Co., Ltd.                            39             408
Citizen Watch Co., Ltd.                                    62             327
Credit Saison Co., Ltd.                                   116           2,179
Dai Nippon Printing Co., Ltd.                              61             592
Daicel Chemical Industries, Ltd.                            1               3
Daiichi Pharmaceutical Co., Ltd.                           28             355
Daikin Industries, Ltd.                                    11             183
Daimaru, Inc.                                              26              94
Dainippon Ink and Chemicals, Inc.                          30              47
Dainippon Screen Manufacturing Co., Ltd.                   11              38
Daito Trust Construction Co., Ltd.                         14             274
Daiwa House Industry Co., Ltd.                            145             875
Daiwa Securities Group, Inc.                               97             381
Denki Kagaku Kogyo K K                                     57             127
Denso Corp.                                                 9             134
Dowa Mining Co.                                            32             106
East Japan Railway Co.                                      1           2,961
Eisai Co., Ltd.                                           150           2,644
FamilyMart Co., Ltd.                                        4              82
Fast Retailing Co., Ltd.                                   11             311
Fuji Electric Co., Ltd.                                    88             151
Fuji Heavy Industries, Ltd.                               167             598
Fuji Machine Manufacturing Co., Ltd.                       41             276
Fuji Photo Film Co., Ltd.                                  22             561

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fuji Soft ABC, Inc.                                         1               7
Fujikura, Ltd.                                             23              52
Fujitsu Support and Service, Inc.                           2              22
Fujitsu, Ltd.                                               4              11
Funai Electric Co., Ltd.                                    1              70
Futaba Corp.                                                8             154
Gunze, Ltd.                                                21              79
Hankyu Department Stores                                    2              11
Heiwa Corp.                                                 8             126
Hino Motors, Ltd.                                          19              90
Hirose Electric Co., Ltd.                                   3             236
Hitachi Chemical Co., Ltd.                                 13             116
Hitachi Maxell, Ltd.                                       14             214
Hitachi Zosen Corp. (AE)                                   40              25
Hitachi, Ltd.                                             533           1,779
Honda Motor Co., Ltd.                                     156           5,164
Hoya Corp.                                                 13             768
Ibiden Co., Ltd.                                            8              66
Ito-Yokado Co., Ltd.                                       39             917
Itochu Corp.                                               65             136
Itochu Techno-Science Corp.                                 3              47
Jafco Co., Ltd.                                             3              94
Japan Real Estate Investment Corp. (o)                     --              91
Japan Retail Fund Investment (o)                           --              19
Japan Telecom Holdings Co., Ltd.                           --             150
Japan Tobacco, Inc.                                        --             169
JFE Holdings, Inc.                                         97           1,171
JGC Corp.                                                  26             183
JSR Corp.                                                  12             125
Kansai Electric Power Co., Inc. (The)                      35             587
Kao Corp.                                                  98           1,787
Kawasaki Heavy Industries, Ltd.                            54              44
Kawasaki Kisen Kaisha, Ltd.                                88             201
KDDI Corp.                                                 --             261
Keyence Corp.                                               4             606
Kirin Brewery Co., Ltd.                                    50             386
Kobayashi Pharmaceutical Co., Ltd.                          3              93
Komatsu, Ltd.                                              51             195
Konami Corp.                                               52             688
Konica Corp.                                              112           1,026
Kose Corp.                                                  7             219
Koyo Seiko Co., Ltd.                                       25             145
Kubota Corp.                                                8              18
Kyocera Corp.                                               8             366
Kyushu Electric Power Co., Inc.                            31             477
Lawson, Inc.                                               32             976
Mabuchi Motor Co., Ltd.                                    20           1,509
Makita Corp.                                               18             135
Marubeni Corp.                                             72              68
Matsumotokiyoshi Co., Ltd.                                 31           1,395
Matsushita Electric Industrial Co., Ltd.                  409           3,258
Meitec Corp.                                                3              64
Millea Holdings, Inc.                                      --             915

                                               International Securities Fund  35

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Minebea Co., Ltd.                                         279             828
Minolta Co., Ltd.                                          41             227
Mitsubishi Corp.                                           59             348
Mitsubishi Electric Corp.                                  93             241
Mitsubishi Estate Co., Ltd.                                86             503
Mitsubishi Heavy Industries, Ltd.                         245             544
Mitsubishi Motors Corp. (AE)                               85             181
Mitsubishi Securities Co., Ltd.                            27             119
Mitsubishi Tokyo Financial Group, Inc.                     --             400
Mitsui & Co., Ltd.                                        139             659
Mitsui Chemicals, Inc.                                     28             114
Mitsui Engineering & Shipbuilding                          95              99
Mitsui Fudosan Co., Ltd.                                   65             350
Mitsui OSK Lines, Ltd.                                    662           1,732
Mitsui Sumitomo Insurance Co., Ltd.                        68             319
Mitsui Trust Holdings, Inc.                                49              94
Mitsumi Electric Co., Ltd.                                  4              33
Mizuho Financial Group, Inc. (AE)                          --             121
Murata Manufacturing Co., Ltd.                             77           2,740
Namco, Ltd.                                                 4              60
NEC Corp.                                                  82             256
Nichicon Corp.                                             14             145
Nichii Gakkan Co.                                           1              56
Nichirei Corp.                                              4              12
Nidec Corp.                                                 2             105
Nikko Cordial Corp.                                       173             464
Nikon Corp. (AE)                                            9              60
Nintendo Co., Ltd.                                          3             219
Nippon Building Fund, Inc. (o)                             --             108
Nippon Express Co., Ltd.                                  423           1,578
Nippon Meat Packers, Inc.                                 122           1,096
Nippon Oil Corp.                                           30             119
Nippon Sanso Corp.                                         26              73
Nippon Sheet Glass Co., Ltd.                               64             131
Nippon Shokubai Kagaku Kogyo Co.                           13              67
Nippon Steel Corp.                                          8               9
Nippon System Development Co., Ltd.                         1              12
Nippon Telegraph & Telephone Corp.                          1           1,970
Nippon Yusen Kabushiki Kaisha                             190             642
Nishimatsu Construction Co., Ltd.                          12              34
Nishimatsuya Chain Co., Ltd.                                3              68
Nissan Motor Co., Ltd.                                    948           7,270
Nisshin Seifun Group, Inc.                                  2              14
Nitto Denko Corp.                                          15             431
NOK Corp.                                                  38             527
Nomura Holdings, Inc.                                     106           1,050
NTN Corp.                                                  39             149
NTT DoCoMo, Inc.                                            2           3,218
Olympus Optical Co., Ltd.                                  74           1,281
Omron Corp.                                                 1              16
Ono Pharmaceutical Co., Ltd.                                2              60
Onward Kashiyama Co., Ltd.                                  1               7
ORIX Corp.                                                 36           1,645
Pioneer Corp.                                              46             928

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Promise Co., Ltd.                                          25             819
Resona Holdings, Inc.                                      54              26
Ricoh Co., Ltd.                                           116           1,779
Rinnai Corp.                                               62           1,360
Rohm Co., Ltd.                                             21           2,199
Sammy Corp.                                                 4              86
Sanken Electric Co., Ltd.                                  12             105
Sankyo Co., Ltd.                                           47             681
Sankyo Co., Ltd./Gunma                                      4              72
Seino Transportation Co., Ltd.                             26             153
Sekisui House, Ltd.                                        93             681
Seven-Eleven Japan Co., Ltd.                                2              48
SFCG Co., Ltd.                                              8             567
Sharp Corp.                                                72             755
Shimachu Co., Ltd.                                         20             324
Shimamura Co.                                               2             127
Shin-Etsu Chemical Co., Ltd.                              110           3,303
Shiseido Co., Ltd.                                          9              82
Showa Shell Sekiyu KK                                      16             100
Skylark Co., Ltd.                                          80             853
SMC Corp./Japan                                             2             158
Softbank Corp. (AE)                                         2              21
Sompo Japan Insurance, Inc.                                23             105
Sony Corp.                                                 24             593
Stanley Electric Co., Ltd.                                 37             465
Sumisho Lease Co., Ltd.                                     7              98
Sumitomo Bakelite Co., Ltd.                               177             626
Sumitomo Chemical Co., Ltd.                                11              30
Sumitomo Corp.                                             87             350
Sumitomo Electric Industries, Ltd.                         34             190
Sumitomo Heavy Industries, Ltd.                           118              96
Sumitomo Mitsui Financial Group, Inc.                      --             163
Sumitomo Trust & Banking Co., Ltd. (The)                   21              60
Suzuken Co., Ltd.                                           4             108
Suzuki Motor Corp.                                         54             639
Takeda Chemical Industries, Ltd.                           76           2,770
Takefuji Corp.                                             20           1,029
Tamron Co., Ltd.                                           18             398
TDK Corp.                                                  23             785
Terumo Corp.                                               16             263
THK Co., Ltd.                                              11             105
TIS, Inc.                                                   8             103
Tohoku Electric Power Co., Inc.                            74           1,174
Tokyo Broadcasting System, Inc.                            --               5
Tokyo Electric Power Co., Inc. (The)                       48             968
Tokyo Electron, Ltd.                                       25             922
Tokyo Gas Co., Ltd.                                       447           1,454
Tokyu Corp.                                                35              95
Toppan Printing Co., Ltd.                                  22             139
Toray Industries, Inc.                                    115             278
Toshiba Corp. (AE)                                         67             179
Tosoh Corp.                                                74             167
Tostem Inax Holding Corp.                                   7              75

 36  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toyo Seikan Kaisha, Ltd.                                   10              89
Toyoda Gosei Co., Ltd.                                     10             182
Toyota Motor Corp. (AE)                                   189           4,288
UFJ Holdings, Inc.                                         --              83
UMC Japan (AE)                                             --              61
Uni-Charm Corp.                                             5             211
Uniden Corp.                                                6              47
UNY Co., Ltd.                                              96             812
Victor Co. of Japan, Ltd.                                  12              84
West Japan Railway Co.                                     --           1,014
World Co., Ltd.                                             2              30
Yahoo Japan Corp. (AE)                                     --             584
Yakult Honsha Co., Ltd.                                     5              73
Yamaha Corp.                                               94           1,060
Yamaha Motor Co., Ltd.                                    205           1,526
Yamanouchi Pharmaceutical Co., Ltd.                        41           1,037
Yamato Transport Co., Ltd.                                 11             123
                                                                 ------------
                                                                      138,770
                                                                 ------------

Luxembourg - 0.3%
Arcelor                                                   167           1,891
Arcelor                                                    50             569
Arcelor                                                    44             488
                                                                 ------------
                                                                        2,948
                                                                 ------------

Mexico - 0.3%
America Movil SA de CV Class L - ADR                       27             444
Telefonos de Mexico SA de CV - ADR                         65           1,974
                                                                 ------------
                                                                        2,418
                                                                 ------------
Netherlands - 5.1%
ABN AMRO Holding NV                                       204           3,447
Aegon NV                                                  288           2,932
Akzo Nobel NV                                              68           1,503
ASML Holding NV (AE)                                       99             859
Buhrmann NV                                                94             314
DSM NV                                                     65           2,830
Euronext NV (AE)                                           37             814
European Aeronautic Defense and Space Co.                  35             325
Hagemeyer NV                                               12              57
Heineken NV                                                85           3,161
Hunter Douglas NV                                          31             915
ING Groep NV                                              312           5,059
KLM-Koninklijke Luchtvaart Mij NV                           2              17
Koninklijke Ahold NV                                       22              98
Koninklijke Philips Electronics NV                        147           2,728
Koninklijke Philips Electronics NV                         56           1,043
Numico NV                                                  26             238
OCE NV                                                      6              56
Reed Elsevier NV                                          146           1,660
Royal Dutch Petroleum Co.                                 193           7,883

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal Dutch Petroleum Co. Class S                           4             143
Royal KPN NV (AE)                                         528           3,513
Stork NV                                                   47             408
TPG NV                                                      9             137
Unilever NV                                                38           2,425
Vedior NV                                                  79             524
VNU NV                                                    117           3,393
Wolters Kluwer NV                                          74             958
                                                                 ------------
                                                                       47,440
                                                                 ------------

New Zealand - 0.4%
Carter Holt Harvey, Ltd.                                  185             168
Telecom Corp. of New Zealand, Ltd.                      1,295           3,469
                                                                 ------------
                                                                        3,637
                                                                 ------------

Norway - 0.5%
DnB Holding ASA                                           115             548
Gjensidige NOR ASA                                          7             226
Norsk Hydro ASA                                            32           1,341
Norske Skogindustrier ASA                                  20             269
Statoil ASA                                               219           1,733
Tandberg ASA                                              105             406
                                                                 ------------
                                                                        4,523
                                                                 ------------

Portugal - 0.3%
Electricidade de Portugal SA                              590           1,067
Portugal Telecom SGPS SA                                  238           1,706
                                                                 ------------
                                                                        2,773
                                                                 ------------

Russia - 0.0%
LUKOIL - ADR                                                3             179
                                                                 ------------

Singapore - 1.1%
CapitaLand, Ltd.                                           16               9
Creative Technology, Ltd.                                  69             431
Cycle & Carriage, Ltd.                                      9              21
DBS Group Holdings, Ltd.                                  497           2,434
Flextronics International, Ltd. (AE)                       20             178
Fraser & Neave, Ltd.                                       12              54
Guocoland, Ltd.                                             1              --
Haw Par Corp., Ltd.                                         1               2
Hotel Properties, Ltd.                                      1               1
Keppel Corp., Ltd.                                         26              65
MobileOne, Ltd.                                           811             576
NatSteel, Ltd.                                             37              50
Oversea-Chinese Banking Corp.                             257           1,368
Overseas Union Enterprise, Ltd.                             6              19
SembCorp Marine, Ltd.                                      36              19
Singapore Airlines, Ltd.                                   52             277
Singapore Exchange, Ltd.                                  215             148
Singapore Land, Ltd.                                        6              11
Singapore Press Holdings, Ltd.                             71             661

                                               International Securities Fund  37

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Singapore Telecommunications, Ltd.                      1,064             869
SMRT Corp., Ltd.                                            4               1
United Overseas Bank, Ltd.                                314           1,838
United Overseas Land, Ltd.                                 24              23
Venture Corp., Ltd.                                        70             583
                                                                 ------------
                                                                        9,638
                                                                 ------------

South Korea - 0.5%
Hyundai Motor Co.                                           6             130
Korea Electric Power Corp. - ADR                           90             844
KT Corp.                                                    9             374
NHM Corp.                                                   5             467
POSCO - ADR                                                30             617
Samsung Electronics - GDR                                   7             851
Samsung Electronics Co., Ltd.                               7           1,732
                                                                 ------------
                                                                        5,015
                                                                 ------------

Spain - 3.8%
Acerinox SA                                                23             854
Altadis SA                                                 97           2,493
Altadis SA                                                  6             147
Amadeus Global Travel Distribution Class A (AE)            77             385
Banco Bilbao Vizcaya Argentaria SA                        144           1,454
Banco Popular Espanol                                      21           1,041
Banco Santander Central Hispano SA                        712           5,592
Cia Espanola de Petroleos                                   1              22
Corp Mapfre SA                                             55             511
Endesa SA                                                 196           2,777
Fomento de Construcciones Y Contratas SA                   18             462
Grupo Dragados SA                                          56           1,070
Iberdrola SA                                              167           2,694
Iberia Lineas Aereas de Espana                             45              79
Industriesitex SA                                          31             614
NH Hoteles SA (AE)                                          5              40
Repsol YPF SA                                              63             922
Repsol YPF SA - ADR                                        87           1,266
Sogecable SA (AE)                                          33             363
Telefonica SA (AE)(Y)                                      18             187
Telefonica SA                                           1,117          12,350
Terra Networks SA (AE)                                     16              86
                                                                 ------------
                                                                       35,409
                                                                 ------------

Sweden - 2.2%
Assa Abloy AB Class B                                      38             362
Atlas Copco AB Class A                                      4             107
Atlas Copco AB Class B                                      4              86
Autoliv, Inc.                                              69           1,693
Billerud AB                                                26             346
Electrolux AB Series B                                    108           2,021

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eniro AB                                                   57             438
ForeningsSparbanken AB                                     40             543
Hennes & Mauritz AB Class B                               135           3,008
Investor AB Class B                                       140             917
Modern Times Group AB Class B (AE)                          4              46
Nordea AB                                                 691           3,669
Sandvik AB                                                 21             534
Securitas AB Class B                                       49             577
Skandia Forsakrings AB (AE)                               117             341
Skandinaviska Enskilda Banken AB Class A                    8              81
Skanska AB Class B                                          6              37
Svenska Cellulosa AB Class B                               40           1,361
Svenska Handelsbanken Class A                              67           1,060
Swedish Match AB                                           65             484
Telefonaktiebolaget LM Ericsson Class B                   449             409
TeliaSonera AB                                            507           1,804
Volvo AB Series A                                           6             107
Volvo AB Series B                                           7             144
                                                                 ------------
                                                                       20,175
                                                                 ------------

Switzerland - 5.1%
Adecco SA                                                  57           2,181
Alcon, Inc.                                                13             573
Barry Callebaut AG                                          4             562
Ciba Specialty Chemicals AG                                 1              59
Clariant AG                                               101           1,123
Compagnie Financiere Richemont AG Class A                  49             719
Credit Suisse Group                                       112           2,672
Givaudan                                                    3           1,062
Holcim, Ltd.                                                9             318
Holcim, Ltd. Class B                                       14           2,692
Nestle SA                                                  28           5,804
Novartis AG Class G                                       258          10,159
PubliGroupe SA                                             --              15
Roche Holding AG                                           46           2,952
Serono SA                                                   1             380
SGS Holding                                                 3             954
STMicroelectronics NV                                      45             938
STMicroelectronics NV Class Y                              --               2
Sulzer AG                                                   1             116
Swiss Reinsurance                                          42           2,747
Swisscom AG                                                 5           1,598
Syngenta AG                                                 7             358
Synthes-Stratec, Inc. (AE)                                  1             502
UBS AG                                                    120           5,695
Valora Holding AG                                          --              69
Zurich Financial Services AG                               23           2,373
                                                                 ------------
                                                                       46,623
                                                                 ------------

 38  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (AE)                                               101             842
United Microelectronics Corp. - ADR (AE)                  222             721
                                                                 ------------
                                                                        1,563
                                                                 ------------

Thailand - 0.1%
Advanced Info Service PCL                                  75              79
Bangkok Bank Pcl (AE)                                     155             217
Kasikornbank PCL (AE)                                     182             154
Land & House Pub Co., Ltd.                              1,396             251
Siam Cement PCL                                           136             384
                                                                 ------------
                                                                        1,085
                                                                 ------------

United Kingdom - 20.2%
3i Group PLC                                              148           1,102
Abbey National PLC                                         77             548
Alliance & Leicester PLC                                   11             143
Alliance Unichem PLC                                       85             624
Allied Domecq PLC                                         411           2,307
Amdocs, Ltd. (AE)                                          48             853
Amersham PLC                                               75             542
Amvescap PLC                                                6              30
Anglo American PLC (AE)                                    41             580
ARM Holdings PLC (AE)                                      72              74
Associated British Foods PLC                               29             250
AstraZeneca PLC                                            90           3,550
AstraZeneca PLC                                            90           3,542
Aviva PLC                                                 554           3,896
AWG PLC                                                    81             697
BAA PLC                                                   152           1,171
BAE Systems PLC (AE)                                    1,343           2,726
Barclays PLC                                              817           5,643
Barratt Developments PLC                                   44             294
BG Group PLC                                              914           3,656
BHP Billiton PLC                                          239           1,220
BOC Group PLC                                             159           2,006
Boots Group PLC                                           393           3,598
BP PLC                                                    703           4,452
Bradford & Bingley PLC                                     31             162
Brambles Industries PLC                                   577           1,714
British Airways PLC                                       619           1,252
British American Tobacco PLC                              175           1,676
British Land Co. PLC                                        2              12
British Sky Broadcasting PLC (AE)                         603           6,247
BT Group PLC                                              230             658
Bunzl PLC                                                 203           1,462
Burberry Group PLC                                        398           1,663
Cable & Wireless PLC                                      248             298
Cadbury Schweppes PLC                                     322           1,795
Capita Group PLC                                          111             451
Carnival PLC                                                1              14
Centrica PLC                                              563           1,496

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Compass Group PLC                                         143             660
Corus Group PLC (AE)                                      183              41
Davis Service Group PLC                                    13              78
De La Rue PLC                                               4              15
Debenhams PLC                                             303           1,574
Diageo PLC                                                235           2,612
Dixons Group PLC                                           11              19
Electrocomponents PLC                                      35             175
EMI Group PLC (AE)                                          2               3
Exel PLC                                                    3              29
Firstgroup PLC                                             33             125
FKI PLC                                                    76              90
Gallaher Group PLC                                         15             145
GKN PLC                                                   797           2,624
GlaxoSmithKline PLC                                       700          14,039
GUS PLC                                                   282           2,606
HBOS PLC                                                  483           5,654
Hilton Group PLC                                           26              63
HSBC Holdings PLC                                         538           5,889
HSBC Holdings PLC                                         158           1,722
IMI PLC                                                    23             102
Imperial Chemical Industries PLC                           35              73
Imperial Tobacco Group PLC                                 79           1,325
InterContinental Hotels Group PLC (AE)                    497           3,018
J Sainsbury PLC                                           482           1,823
Kelda Group PLC                                            60             393
Kingfisher PLC                                            835           3,263
Land Securities Group PLC                                   4              42
Lloyds TSB Group PLC                                      727           4,781
Man Group PLC                                              46             783
Marks & Spencer Group PLC                                 311           1,451
mmO2 PLC (AE)                                             240             214
Morgan Crucible Co.                                       429             425
MyTravel Group PLC                                        157              28
National Grid Transco PLC                                 178           1,168
Next PLC                                                   28             425
Northern Foods PLC                                         45              92
Old Mutual PLC                                            520             763
Pearson PLC                                               165           1,372
Pennon Group PLC                                           24             248
Persimmon PLC                                             107             714
Prudential PLC                                            168           1,026
Rank Group PLC                                             19              74
Reckitt Benckiser PLC Series C                             25             443
Reed Elsevier PLC                                         371           2,960
Reuters Group PLC                                         150             324
Rexam PLC                                                 183           1,145
Rio Tinto PLC                                             225           4,293
RMC Group PLC                                               6              40
Rolls-Royce PLC                                            82             118
Royal & Sun Alliance Insurance Group                      781           1,363
Royal Bank of Scotland Group PLC                          300           7,870
SABMiller PLC                                               6              42

                                               International Securities Fund  39

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Safeway PLC                                               474           2,062
Sage Group PLC                                            214             474
Schroders PLC (AE)                                         65             633
Scottish & Newcastle PLC                                   12              71
Scottish & Southern Energy PLC                            116           1,190
Severn Trent PLC                                            7              75
Shell Transport & Trading Co. PLC                       1,043           6,249
Shire Pharmaceuticals PLC (AE)                             53             341
Smith & Nephew PLC                                        361           2,408
Smiths Group PLC                                           71             757
Stagecoach Group PLC                                      203             143
Standard Chartered PLC                                    166           1,848
Tate & Lyle PLC                                            74             352
Taylor Woodrow PLC                                        222             695
Tesco PLC                                                   6              17
TI Automotive, Ltd. Class A (Y)                            --              --
Tomkins PLC                                                40             135
Trinity Mirror PLC                                         30             208
Unilever PLC                                              427           4,195
United Business Media PLC                                  85             338
United Utilities PLC                                       49             472
Vodafone Group PLC (AE)                                 8,824          17,418
Whitbread PLC                                             111           1,097
Willis Group Holdings, Ltd.                                30             929
Wimpey George PLC                                         227             907
WPP Group PLC                                              11              76
Xstrata PLC                                                13             116
                                                                 ------------
                                                                      185,974
                                                                 ------------

United States - 0.2%
Berkeley Group PLC (AE)                                     2              22
Carnival Corp.                                             --               7
JDS Uniphase Corp. (AE)                                    26              84
Mitchells & Butlers PLC                                   481           1,628
                                                                 ------------
                                                                        1,741
                                                                 ------------
TOTAL COMMON STOCKS
(cost $823,851)                                                       773,229
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%
United Kingdom - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 12/23/05                                     93              72
                                                                 ------------
TOTAL LONG-TERM INVESTMENTS
(cost $63)                                                                 72
                                                                 ------------
                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $

OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Italy - 0.0%
Milan Index Futures
   Jun 2003 22,260 Put (7)                                869              20
                                                                 ------------

Luxembourg - 0.1%
Bel20 Index Futures
   May 2003 1,868.9 Call (57)                           2,378             637
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index Futures
   Jun 2003 4,136 Put (57)                              1,738             210
   Jun 2003 4,520.62 Put (13)                             433              48
                                                                 ------------
                                                                          258
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $893)                                                               915
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
PREFERRED STOCKS - 0.5%
Australia - 0.0%
News Corp., Ltd.                                           32             187
                                                                 ------------

Brazil - 0.2%
Cia Vale do Rio Doce - ADR                                  9             238
Telecomunicacoes Brasileiras SA - ADR                      35             914
Uniao de Bancos Brasileiros SA - ADR                       43             784
                                                                 ------------
                                                                        1,936
                                                                 ------------

Germany - 0.3%
Hugo Boss AG                                               26             359
Porsche AG (AE)                                             3             958
ProSieben SAT.1 Media AG                                   26             150
Volkswagen AG                                              21             541
Wella AG                                                    9             685
                                                                 ------------
                                                                        2,693
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $4,927)                                                           4,816
                                                                 ------------

 40  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 15.3%
United States - 15.3%
Frank Russell Investment Company Money Market
   Fund                                               124,768         124,768
United States Treasury Bill (c)(y)
   1.155% due 8/21/03 (s)                               3,600           3,579
   1.110% due 6/19/03 (s)                               2,000           1,997
   1.130% due 6/19/03                                   9,000           8,986
   1.135% due 6/19/03 (s)                               2,000           1,997
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $141,335)                                                       141,327
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $971,069)                                            920,359

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                              2,564
                                                                 ------------

NET ASSETS - 100.0%                                                   922,923
                                                                 ============

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT           VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Italy
Milan Index Futures
   June 2003 22,260 Call (7)                              869             (93)
                                                                 ------------

Luxembourg
Bel20 Index Futures
   May 2003 1,868.9 Put (57)                            2,378            (636)
                                                                 ------------

Switzerland
Swiss Market Index Futures
   June 2003 4,136 Call (57)                            1,738            (374)
   June 2003 4,520.62 Call (13)                           433             (49)
                                                                 ------------
                                                                         (423)
                                                                 ------------

TOTAL LIABILITY FOR OPTIONS WRITTEN
(premiums received $891)                                               (1,152)
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Long Positions
CAC-40 Index (France)
   expiration date 05/03 (125)                          4,129              (37)
   expiration date 06/03 (391)                         11,981              605

DAX Index (Germany)
   expiration date 06/03 (208)                         15,002            1,695

DJ STOXX (EMU)
   expiration date 06/03 (1222)                        29,126            1,954

FTSE-100 Index (UK)
   expiration date 06/03 (692)                         40,023            3,266

Hang Seng Index (Hong Kong)
   expiration date 05/03 (148)                          7,938              291

IBEX Plus Index (Spain)
   expiration date 05/03 (16)                           1,172              (26)

SPI 200 Index (Australia)
   expiration date 06/03 (162)                          7,256              288

Topix Index (Japan)
   expiration date 06/03 (550)                         36,331              200

Short Positions
AEX Index (Germany)
   expiration date 05/03 (7)                              441              (13)

CAC-40 Index (France)
   expiration date 05/03 (105)                          3,360               13

MIB-30 Index (Italy)
   expiration date 06/03 (17)                           2,103             (161)

SPI 200 Index (Australia)
   expiration date 06/03 (68)                           7,835             (115)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                7,960
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  41

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                           UNREALIZED
                                                           APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE       $
-------------------   --------------------   -----------   --------------
USD              44      AUD            71    05/01/03                  1
USD              73      AUD           118    05/02/03                 --
USD              42      AUD            68    05/02/03                 --
USD             293      AUD           500    06/18/03                 19
USD             597      AUD         1,000    06/18/03                 25
USD             596      AUD         1,000    06/18/03                 27
USD             594      AUD         1,000    06/18/03                 29
USD           1,211      AUD         2,000    06/18/03                 35
USD           1,001      AUD         1,700    06/18/03                 57
USD           2,162      AUD         3,600    06/18/03                 79
USD           4,289      AUD         7,300    06/18/03                257
USD               5      CAD             7    05/01/03                 --
USD              20      CAD            29    05/01/03                 --
USD               8      CAD            11    05/02/03                 --
USD              13      CAD            18    05/02/03                 --
USD             120      CHF           163    05/02/03                 --
USD              66      CHF            89    05/05/03                 --
USD             303      CHF           410    05/06/03                  3
USD              50      CHF            67    05/06/03                  1
USD             127      CHF           173    05/06/03                  1
USD             130      EUR           117    05/02/03                  1
USD              30      EUR            27    05/02/03                 --
USD              30      EUR            27    05/02/03                  1
USD               9      EUR             8    05/02/03                 --
USD               9      EUR             9    05/02/03                 --
USD              59      EUR            54    05/02/03                  1
USD              64      EUR            58    05/02/03                  1
USD               7      EUR             6    05/05/03                 --
USD               9      EUR             8    05/05/03                 --
USD             138      EUR           124    05/05/03                  1
USD             147      EUR           133    05/05/03                  1
USD             146      EUR           133    05/05/03                  3
USD             199      EUR           178    05/05/03                 --
USD             127      EUR           114    05/06/03                  1
USD             188      EUR           168    05/06/03                  1
USD               9      EUR             8    05/06/03                 --
USD             117      EUR           105    05/06/03                  1
USD           1,082      EUR         1,000    06/18/03                 32
USD           2,748      EUR         2,500    06/18/03                 37
USD           1,067      EUR         1,000    06/18/03                 47
USD           1,065      EUR         1,000    06/18/03                 49
USD           2,735      EUR         2,500    06/18/03                 50
USD           1,612      EUR         1,500    06/18/03                 59
USD           1,055      EUR         1,000    06/18/03                 59
USD           1,053      EUR         1,000    06/18/03                 61
USD           2,144      EUR         2,000    06/18/03                 84
USD           3,202      EUR         3,000    06/18/03                140
USD           5,351      EUR         5,000    06/18/03                219

                                                           UNREALIZED
                                                           APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE       $
-------------------   --------------------   -----------   --------------
USD          35,999      EUR        34,000    06/18/03              1,879
USD             131      GBP            82    05/01/03                 --
USD              37      GBP            23    05/01/03                 --
USD              95      GBP            59    05/01/03                 --
USD             174      GBP           109    05/01/03                 --
USD              95      GBP            59    05/02/03                 --
USD              76      GBP            48    05/02/03                 --
USD             156      GBP            98    05/02/03                 --
USD              99      GBP            62    05/06/03                  1
USD              82      GBP            51    05/06/03                 --
USD             574      GBP           360    06/12/03                 --
USD              16      GBP            10    06/12/03                 --
USD           1,583      GBP         1,000    06/18/03                 11
USD             785      GBP           500    06/18/03                 12
USD             781      GBP           500    06/18/03                 15
USD             779      GBP           500    06/18/03                 18
USD             777      GBP           500    06/18/03                 19
USD           1,566      GBP         1,000    06/18/03                 27
USD           3,131      GBP         2,000    06/18/03                 56
USD           4,718      GBP         3,000    06/18/03                 62
USD           3,893      GBP         2,500    06/18/03                 90
USD          19,503      GBP        12,500    06/18/03                415
USD               8      HKD            63    05/02/03                 --
USD              56      HKD           434    05/05/03                 --
USD               4      JPY           509    05/01/03                 --
USD               5      JPY           572    05/01/03                 --
USD               8      JPY           938    05/01/03                 --
USD              32      JPY         3,900    05/01/03                 --
USD              44      JPY         5,293    05/01/03                 --
USD               8      JPY           942    05/01/03                 --
USD               8      JPY           905    05/02/03                 --
USD               5      JPY           573    05/02/03                 --
USD              22      JPY         2,699    05/02/03                 --
USD              23      JPY         2,782    05/02/03                 --
USD              34      JPY         4,071    05/02/03                 --
USD               5      JPY           578    05/06/03                 --
USD               8      JPY           928    05/06/03                 --
USD             844      JPY       100,900    06/12/03                  3
USD          14,400      JPY     1,700,000    06/18/03               (121)
USD           5,478      JPY       640,000    06/18/03               (102)
USD           4,263      JPY       500,000    06/18/03                (63)
USD             839      JPY       100,000    06/18/03                  1
USD             839      JPY       100,000    06/18/03                  1
USD             836      JPY       100,000    06/18/03                  4
USD             832      JPY       100,000    06/18/03                  8
USD             831      JPY       100,000    06/18/03                  9
USD           2,088      JPY       250,000    06/18/03                 12
USD           2,506      JPY       300,000    06/18/03                 14

See accompanying notes which are an integral part of the financial statements.

 42  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                           UNREALIZED
                                                           APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE       $
-------------------   --------------------   -----------   --------------
USD           1,666      JPY       200,000    06/18/03                 14
USD           2,500      JPY       300,000    06/18/03                 20
USD             358      JPY        42,965    06/27/03                  3
USD              43      SEK           351    05/02/03                 --
USD              74      SEK           608    05/05/03                  1
USD             310      SEK         2,557    05/05/03                  2
USD             178      SEK         1,467    05/05/03                  1
USD             156      SEK         1,279    05/06/03                 --
USD           1,368      SEK        11,600    06/18/03                 45
USD           1,728      SEK        14,700    06/18/03                 63
USD           1,204      SGD         2,100    06/18/03                (20)
AUD              89      USD            55    05/01/03                 (1)
AUD              17      USD            11    05/01/03                 --
AUD              89      USD            55    05/01/03                 (1)
AUD             117      USD            73    05/02/03                 --
AUD              11      USD             7    05/02/03                 --
AUD           1,000      USD           598    06/18/03                (25)
AUD             500      USD           309    06/18/03                 (2)
CAD               4      USD             3    05/01/03                 --
CAD               3      USD             2    05/01/03                 --
CHF               7      USD             5    05/02/03                 --
CHF              25      USD            18    05/02/03                 --
CHF              22      USD            16    05/02/03                 --
CHF              20      USD            15    05/02/03                 --
CHF             100      USD            72    06/12/03                 (2)
CHF              70      USD            52    06/12/03                 --
CHF             600      USD           431    06/18/03                (12)
CHF           4,900      USD         3,692    06/18/03                 75
DKK             182      USD            27    05/01/03                 (1)
DKK           1,620      USD           241    05/02/03                 (2)
EUR              38      USD            42    05/02/03                 --
EUR              22      USD            24    05/02/03                 --
EUR               8      USD             9    05/02/03                 --
EUR               1      USD             1    05/02/03                 --
EUR              64      USD            70    05/02/03                 (1)
EUR               5      USD             6    05/02/03                 --
EUR               4      USD             5    05/02/03                 --
EUR              90      USD            99    05/05/03                 (1)
EUR             193      USD           215    05/05/03                 --
EUR               5      USD             6    05/05/03                 --
EUR              28      USD            30    05/05/03                 --
EUR              56      USD            63    05/06/03                 --
EUR             640      USD           678    06/12/03                (35)
EUR             440      USD           477    06/12/03                (13)
EUR           2,000      USD         2,149    06/18/03                (79)
EUR           1,500      USD         1,648    06/18/03                (23)
EUR             100      USD           107    06/18/03                 (4)
GBP              17      USD            26    05/01/03                 --

                                                           UNREALIZED
                                                           APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE       $
-------------------   --------------------   -----------   --------------
GBP               3      USD             5    05/01/03                 --
GBP              39      USD            62    05/01/03                 --
GBP              27      USD            43    05/02/03                 --
GBP               4      USD             7    05/06/03                 --
GBP              54      USD            86    05/06/03                 --
GBP              67      USD           108    05/06/03                 --
GBP             420      USD           648    06/12/03                (22)
GBP             360      USD           565    06/12/03                 (9)
GBP           1,000      USD         1,559    06/18/03                (34)
GBP             100      USD           156    06/18/03                 (3)
GBP             700      USD         1,121    06/18/03                  7
HKD             402      USD            52    05/02/03                 --
HKD             693      USD            89    05/02/03                 --
HUF          30,239      USD           137    05/05/03                 --
JPY           4,341      USD            36    05/01/03                 (1)
JPY           2,777      USD            23    05/01/03                 --
JPY           1,699      USD            14    05/01/03                 --
JPY             643      USD             5    05/01/03                 --
JPY             641      USD             5    05/01/03                 --
JPY             623      USD             5    05/01/03                 --
JPY             547      USD             5    05/01/03                 --
JPY             238      USD             2    05/01/03                 --
JPY             625      USD             5    05/02/03                 --
JPY             609      USD             5    05/02/03                 --
JPY             551      USD             5    05/02/03                 --
JPY             503      USD             4    05/02/03                 --
JPY           2,560      USD            21    05/02/03                 --
JPY             272      USD             2    05/02/03                 --
JPY             815      USD             7    05/02/03                 --
JPY          12,549      USD           104    05/02/03                 (1)
JPY           1,035      USD             9    05/06/03                 --
JPY           1,924      USD            16    05/06/03                 --
JPY             201      USD             2    05/06/03                 --
JPY             914      USD             8    05/06/03                 --
JPY             563      USD             5    05/06/03                 --
JPY         152,410      USD         1,290    06/12/03                 11
JPY         120,000      USD           999    06/18/03                (10)
JPY         100,000      USD           842    06/18/03                  3
JPY          50,000      USD           424    06/18/03                  5
JPY         150,000      USD         1,271    06/18/03                 12
JPY          42,965      USD           359    06/27/03                 (3)
NZD             109      USD            60    05/01/03                 --
NZD              88      USD            49    05/02/03                 --
SEK              58      USD             7    05/02/03                 --
SEK              31      USD             4    05/02/03                 --
SEK              34      USD             4    05/02/03                 --
SEK           5,911      USD           714    05/05/03                (10)
SEK             920      USD           106    06/12/03                 (7)

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  43

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                           UNREALIZED
                                                           APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE       $
-------------------   --------------------   -----------   --------------
SEK             640      USD            75    06/12/03                 (4)
SGD               5      USD             3    05/02/03                 --
SGD           2,500      USD         1,406    06/18/03                 (4)
THB             151      USD             3    05/02/03                 --
                                                           --------------

                                                                    3,686
                                                           ==============

                                                     % OF           MARKET
INDUSTRY DIVERSIFICATION                             NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Auto and Transportation                                   5.9          54,527
Consumer Discretionary                                   12.5         115,081
Consumer Staples                                          5.6          51,973
Financial Services                                       19.4         178,949
Health Care                                               6.3          57,964
Integrated Oils                                           3.0          28,084
Materials                                                  --              21
Materials and Processing                                  8.1          74,317
Miscellaneous                                             1.6          15,112
Options                                                   0.1             915
Other Energy                                              3.9          35,949
Producer Durables                                         3.8          35,161
Technology                                                3.2          29,548
Utilities                                                11.0         101,359
Short-Term Investments                                   15.3         141,327
Long-Term Investments                                      --              72
                                                 ------------    ------------
Total Investments                                        99.7         920,359
Other Assets and Liabilities, Net                         0.3           2,564
                                                 ------------    ------------

Net Assets                                              100.0         922,923
                                                 ============    ============


GEOGRAPHIC DIVERSIFICATION                           % OF           MARKET
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Asia                                                      8.3          76,812
Europe                                                   38.5         355,112
Japan                                                    15.0         138,770
Latin America                                             0.6           5,326
Middle East                                               0.1           1,259
United Kingdom                                           20.2         185,974
Options                                                   0.1             915
Other                                                     1.6          14,792
Short-Term Investments                                   15.3         141,327
Long-Term Investments                                      --              72
                                                 ------------    ------------
Total Investments                                        99.7         920,359
Other Assets and Liabilities, Net                         0.3           2,564
                                                 ------------    ------------

Net Assets                                              100.0         922,923
                                                 ============    ============

See accompanying notes which are an integral part of the financial statements.

 44  International Securities Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 84.8%
Argentina - 0.5%
BBVA Banco Frances SA - ADR (AE)                            8              46
Central Costanera SA (AE)                                 437             453
IRSA Inversiones y Representaciones SA (AE)               390             372
IRSA Inversiones y Representaciones SA - GDR
   (AE)                                                     3              28
Perez Companc SA - ADR (AE)                                11              84
Perez Companc SA Class B (AE)                             509             373
Telecom Argentina SA - ADR (AE)                            20             111
                                                                 ------------
                                                                        1,467
                                                                 ------------

Brazil - 2.1%
Banco Bradesco SA - ADR                                    25             519
Brasil Telecom Participacoes SA                        18,348              99
Brasil Telecom Participacoes SA ADR                        13             172
Brasil Telecom Participacoes SA - ADR                      33           1,172
Brasil Telecom SA                                         212               1
Centrais Eletricas Brasileiras SA                      95,313             740
Cia Siderurgica Nacional SA                             3,591              72
Cia Vale do Rio Doce - ADR                                 12             336
Empresa Brasileira de Aeronautica SA                       20              59
Gerdau SA - ADR                                            42             511
Itausa Investimentos Itau S.A. Rights (AE)(Y)               8               2
Petroleo Brasileiro SA - Petrobras - ADR                   91           1,682
Souza Cruz SA                                             128             799
Tele Norte Leste (Y)                                      162              --
Tele Norte Leste Participacoes SA                       8,913              70
Votorantim Celulose e Papel SA - VCP - ADR                  9             173
                                                                 ------------
                                                                        6,407
                                                                 ------------

Chile - 1.3%
Banco Santiago SA Class R - ADR (AE)                       68           1,481
Cia de Telecomunicaciones de Chile SA - ADR (AE)           39             448
Coca-Cola Embonor SA - ADR (AE)                           109             301
Distribucion y Servicio D&S SA - ADR                       72             753
Embotelladora Andina SA Class B - ADR                      54             436
Empresa Nacional de Electricidad SA/ Chile - ADR
   (AE)                                                    20             179
Quinenco SA Class R - ADR                                  47             275
                                                                 ------------
                                                                        3,873
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

China - 3.0%
Byd Co., Ltd. Class H                                     286             567
China Oilfield Services, Ltd. Class H                   1,586             336
China Petroleum & Chemical Corp. Class H                7,308           1,443
China Shipping Development Co., Ltd. Class H              922             236
China Southern Airlines Co., Ltd. Class H               1,062             227
China Telecom Corp., Ltd. Class H                       1,432             275
Huaneng Power International, Inc. Class H                 192             182
Jiangsu Express Class H                                 1,628             548
Legend Group, Ltd.                                      1,044             294
PetroChina Co., Ltd. Class H                            5,234           1,195
Shandong International Power Development Co.,
   Ltd. Class H                                           750             163
Sinopec Beijing Yanhua Petrochemical Co., Ltd.
   Class H                                              2,350             256
Sinopec Shanghai Petrochemical Co., Ltd. Class H
   (AE)                                                 6,696           1,039
Sinotrans, Ltd. Class H (AE)                            1,411             349
Travelsky Technology, Ltd. Class H                        489             293
Yanzhou Co.al Mining Co., Ltd. Class H                  1,936             707
Zhejiang Expressway Co., Ltd. Class H                   2,638           1,006
                                                                 ------------
                                                                        9,116
                                                                 ------------

Croatia - 0.4%
Pliva D.D. - GDR                                           92           1,258
                                                                 ------------

Czech Republic - 0.4%
CEZ                                                       105             393
Komercni Banka AS                                          11             799
                                                                 ------------
                                                                        1,192
                                                                 ------------

Ecuador - 0.2%
La Cemento Nacional Ecuador - GDR (144A) (Y)               11              77
La Cemento Nacional Ecuador - GDR (Y)                      72             529
                                                                 ------------
                                                                          606
                                                                 ------------

Egypt - 0.3%
Mobinil-Eqyptian Mobile Netork                             50             398
Orascom Construction Industries                            74             508
                                                                 ------------
                                                                          906
                                                                 ------------

                                                       Emerging Markets Fund  45

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Estonia - 0.1%
Eesti Telekom - GDR                                        16             315
Hansabank, Ltd.                                             5              96
                                                                 ------------
                                                                          411
                                                                 ------------

Ghana - 0.3%
Ashanti Goldfields Co., Ltd. - GDR (AE)                   140             741
                                                                 ------------

Greece - 0.1%
Attica Enterprise Holding SA                              124             310
                                                                 ------------

Hong Kong - 2.3%
China Eastern Airlines Corp., Ltd. (AE)                   654              65
China Insurance International Holdings Co., Ltd.          258             127
China Merchants Holdings International Co., Ltd.          348             274
China Mobile, Ltd.                                      1,404           2,817
China Overseas Land & Investment, Ltd.                  1,431             116
China Pharmaceutical ENT                                  420             117
China Resources Enterprise                                369             293
Citic Pacific, Ltd. (AE)                                  139             236
CNOOC, Ltd.                                             1,093           1,436
Cosco Pacific, Ltd.                                       354             300
Denway Motors, Ltd.                                       951             317
Giordano International, Ltd.                              828             223
Global Bio-Chem Technology Group Co., Ltd.                400              97
TCL International Holdings, Ltd.                          224              42
Texwinca Holdings, Ltd.                                   420             323
Wah Sang Gas Holdings, Ltd.                               980             107
                                                                 ------------
                                                                        6,890
                                                                 ------------

Hungary - 1.4%
Egis Rt                                                     5             169
Gedeon Richter Rt                                           6             427
Gedeon Richter Rt. - GDR                                    6             451
Matav Rt                                                   50             196
Matav Rt - ADR                                             35             679
Mol Magyar Olaj- es Gazipari Rt                            20             522
Mol Magyar Olaj- es Gazipari Rt. - GDR                     30             766
OTP Bank Rt                                                66             711
OTP Bank Rt - GDR                                          22             470
                                                                 ------------
                                                                        4,391
                                                                 ------------
India - 4.7%
Bajaj Auto, Ltd. - GDR                                     83             842
Bses, Ltd. - GDR (144A)                                    27             385

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dr. Reddy's Laboratories, Ltd. - ADR                       35             656
GAIL Industriesia, Ltd. - GDR                              54             520
Genesis India Investment Co. (AE)(Y)                      363           3,020
HDFC Bank, Ltd. - ADR                                      48             791
Hindalco Industries, Ltd. - GDR                            59             750
ICICI Bank, Ltd. - ADR (AE)                               227           1,197
Indo Gulf Fertilizer Ltd. (Y)                             142              65
InfoSystem Technologies, Ltd. - ADR                        36           1,467
InfoSystem Technologies, Ltd. 2004 Warrants
   (AE)(Y)                                                  3             199
ITC, Ltd. - GDR                                             6              80
Mahanagar Telephone Nigam - ADR                            29             113
Ranbaxy Laboratories, Ltd. - GDR (144A)                     8             125
Ranbaxy Laboratories, Ltd. - GDR                           76           1,183
Reliance Industries, Ltd. - GDR (144A)                    148           1,698
Satyam Computer Services, Ltd. - ADR                       31             236
State Bank of India, Ltd. - GDR                            60             900
Wipro, Ltd. - ADR                                           2              40
                                                                 ------------
                                                                       14,267
                                                                 ------------

Indonesia - 2.6%
Astra International Tbk PT (AE)                         1,212             423
Bank Central Asia Tbk PT                                5,217           1,459
Gudang Garam Tbk PT                                       285             284
Matahari Putra Prima Tbk PT (AE)                        2,967             180
Ramayana Lestari Sentosa Tbk PT                         1,247             377
Semen Gresik Persero Tbk PT                               352             312
Telekomunikasi Indonesia Tbk PT                         9,691           4,581
Telekomunikasi Indonesia Tbk PT - ADR                      33             302
                                                                 ------------
                                                                        7,918
                                                                 ------------

Israel - 2.6%
Bank Hapoalim, Ltd. (AE)                                  755           1,307
Bank Leumi Le-Israel (AE)                                 711             870
Bezeq Israeli Telecommunication Corp., Ltd. (AE)           90             103
Check Point Software Technologies (AE)                     89           1,406
Israel Chemicals, Ltd.                                    715             847
Koor Industries, Ltd. (AE)                                  1              15
Orbotech, Ltd. (AE)                                        32             439
Partner Communications - ADR (AE)                         101             452
Scitex Corp., Ltd. Class D (AE)                           159             277
Super-Sol, Ltd.                                            13              25
Teva Pharmaceutical Industries - ADR                       47           2,217
                                                                 ------------
                                                                        7,958
                                                                 ------------

 46  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jordan - 0.1%
Arab Bank PLC                                               1             390
                                                                 ------------

Luxembourg - 1.6%
F&C Emerging Markets, Ltd. - Taiwan Investment
   Co. Class A (AE)                                       110             751
F&C Indian Investment Co. SICAV (AE)                      216             808
Formosa Chemicals & Fibre Co. 2005 Warrants
   (AE)(Y)                                                354             341
InfoSystem Technologies, Ltd. 2006 Warrants
   (AE)(Y)                                                  1              59
Millicom International Cellular SA (AE)                     7              65
Quilmes Industrial SA Class A (AE)                        571             168
Quilmes Industrial SA - ADR                                18             179
Taiwan Semiconductor Manufacturing Co., Ltd.
   2004 Warrants (AE)(Y)                                  237             493
Taiwan Semiconductor Manufacturing Co., Ltd.
   2006 Warrants (AE)(Y)                                  637             874
Tenaris SA (AE)                                           320             745
Tenaris SA - ADR (AE)                                      16             366
                                                                 ------------
                                                                        4,849
                                                                 ------------

Malaysia - 3.7%
Berjaya Sports Toto BHD                                   339             280
British American Tobacco Malaysia BHD                      52             524
Gamuda BHD                                                300             411
Genting BHD                                               287             905
Hong Leong Bank BHD                                       446             481
IOI Corp. BHD                                             164             218
Lam Soon Huat Development                                 196             299
Magnum Corp. BHD                                        1,463             913
Malakoff BHD                                            1,013           1,146
Malayan Banking Bhd                                       225             468
Maxis Communications BHD                                  457             632
OYL Industries BHD                                         69             422
Public Bank Berhad (Alien Market)                       1,868           1,180
Resorts World BHD                                         493           1,083
Road Builder M Holdings BHD                               708             557
Sime Darby BHD                                            219             288
SP Setia Bhd                                              608             347
TAN Chong Motor Holdings BHD                              908             258
Tanjong PLC                                               189             466
UMW Holdings Bhd                                          262             514
                                                                 ------------
                                                                       11,392
                                                                 ------------

Mexico - 9.4%
Alfa SA de CV Class A                                     191             326
America Movil SA de CV Class L - ADR                      243           4,067

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cemex SA de CV                                            533           2,415
Cemex SA de CV - ADR                                       42             950
Coca-Cola Femsa SA - ADR                                   49           1,037
Controladora Comercial Mexicana SA de CV                  462             281
Corp Durango SA de CV - ADR (AE)                           17               3
Cydsa SA de CV (AE)                                       186              25
Fomento Economico Mexicano SA de CV                        76             285
Fomento Economico Mexicano SA de CV - ADR                  27           1,036
Grupo Aeroportuario del Sureste SA de CV - ADR             20             259
Grupo Financiero Banorte SA de CV Class O                 670           1,864
Grupo Financiero BBVA Bancomer Class B (AE)             3,387           2,945
Grupo Mexico SA de CV Series B (AE)                        97             121
Grupo Modelo SA Series C                                  463           1,034
Grupo Televisa SA - ADR (AE)                               79           2,390
Hylsamex SA de CV Class B (AE)                            230             111
Kimberly-Clark de Mexico SA de CV Class A                 209             514
Telefonos de Mexico SA de CV - ADR                        214           6,472
TV Azteca SA de CV - ADR                                   14              80
Wal-Mart de Mexico SA de CV Series C                      220             560
Wal-Mart de Mexico SA de CV Series V                      679           1,880
                                                                 ------------
                                                                       28,655
                                                                 ------------

Peru - 0.3%
Cia de Minas Buenaventura SA - ADR                         32             859
                                                                 ------------

Philippines - 0.6%
Ayala Land, Inc.                                        7,050             672
Bank of the Philippine Islands                            359             250
Equitable PCI Bank (AE)                                   257             117
Manila Electric Co. Class B (AE)                        1,425             278
Metropolitan Bank & Trust (AE)                            748             414
SM Prime Holdings                                       1,500             140
                                                                 ------------
                                                                        1,871
                                                                 ------------

Poland - 1.0%
Bank Pekao SA                                              21             464
Bank Zachodni WBK SA                                        4              64
Computerland Poland SA (AE)                                 2              54
Polski Koncern Naftowy Orlen                              130             613
Polski Koncern Naftowy Orlen - GDR                         34             318
Prokom Software - GDR 144A                                  7             108

                                                       Emerging Markets Fund  47

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telekomunikacja Polska SA                                 122             413
Telekomunikacja Polska SA - GDR (AE)                      315           1,049
                                                                 ------------
                                                                        3,083
                                                                 ------------

Russia - 4.8%
Gazprom - ADR                                              10             150
LUKOIL - ADR                                               89           6,095
LUKOIL Class A - ADR (144A)                                 2             124
MMC Norilsk Nickel - ADR                                   44           1,035
Mobile TeleSystems - ADR (AE)                              33           1,570
OAO Gazprom - ADR                                          52             814
Sberbank RF                                                 1             210
Sibneft - ADR                                               6             149
Surgutneftegaz - ADR                                       18             358
Unified Energy System - ADR                                11             171
Unified Energy System - GDR                                 6              94
Vimpel-Communications - ADR (AE)                           17             692
Wimm-Bill-Dann Foods OJSC - ADR (AE)                       11             193
YUKOS - ADR                                                16           2,826
                                                                 ------------
                                                                       14,481
                                                                 ------------

Singapore - 0.0%
Golden Agri-Resources, Ltd. (AE)                          814              69
                                                                 ------------

South Africa - 7.1%
ABSA Group, Ltd.                                          555           2,431
Aeci, Ltd.                                                437           1,270
African Bank Investments, Ltd.                            303             229
Alexander Forbes, Ltd.                                    300             412
Anglo American Platinum Corp., Ltd.                        10             268
Anglogold, Ltd.                                            24             696
Anglovaal Industries, Ltd.                                110             199
Barloworld, Ltd.                                           40             274
FirstRand, Ltd.                                           441             430
Gencor, Ltd.                                              106             460
Gold Fields, Ltd.                                          74             752
Harmony Gold Mining Co., Ltd.                              41             436
Impala Platinum Holdings, Ltd.                             21           1,039
Imperial Holdings, Ltd.                                    28             187
Kumba Resources, Ltd.                                      79             265
MTN Group, Ltd. (AE)                                      599           1,005
Murray & Roberts Holdings, Ltd.                           210             303
Nedcor, Ltd.                                               82           1,108
New Clicks Holdings, Ltd.                                 461             342
Pick'n Pay Stores, Ltd.                                   181             324
Primedia, Ltd.                                             88              50
Primedia, Ltd.                                            468             241
Remgro, Ltd.                                               37             266
Sanlam, Ltd.                                            1,055             874
Sappi, Ltd.                                               195           2,404

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sasol, Ltd.                                               276           2,992
Shoprite Holdings, Ltd.                                   350             269
Standard Bank Group, Ltd.                                 206             826
Telkom SA, Ltd. (AE)                                      130             563
Tongaat-Hulett Group, Ltd.                                103             437
Venfin, Ltd. (AE)                                         173             353
                                                                 ------------
                                                                       21,705
                                                                 ------------

South Korea - 16.4%
Amorepacific Corp.                                         10             910
CJ Home Shopping                                            9             417
Daeduck Electronics Co.                                    31             219
Daelim Industrial Co.                                      43             701
Hana Bank                                                 109             937
Hanwha Chem Corp. (AE)                                     63             194
Hite Brewery Co., Ltd.                                     11             528
Honam Petrochemical Corp.                                   8             199
Hyundai Development Co.                                    55             352
Hyundai Mobis                                              75           1,493
Hyundai Motor Co.                                          93           2,201
Hyundai Securities Co. (AE)                                 7              27
Kookmin Bank                                              207           5,802
Kookmin Bank - ADR                                          2              47
Kookmin Credit Card Co., Ltd.                              11             122
KorAm Bank                                                 74             482
Korea Electric Power Corp.                                 70           1,178
KT Corp.                                                   20             831
KT Corp. - ADR                                             45             903
KT Freetel (AE)                                            44             974
KT&G Corp.                                                 45             692
KT&G Corp. - GDR (144A)                                    34             255
Kumgang Korea Chemical Co., Ltd.                            3             255
Kumgang Korea Chemical Co., Ltd. - GDR (144A)
   (AE)                                                    10             167
LG Chem, Ltd.                                              29             961
LG Electronics, Inc.                                       22             767
LG Engineering & Construction Corp.                        38             553
LG Household & Health Care, Ltd.                           16             371
LG Petrochemical Co., Ltd.                                 24             345
Lotte Chilsung Beverage Co., Ltd.                           1             342
Lotte Confectionery Co., Ltd.                               3           1,125
NCSoft Corp.                                                3             230
NHM Corp.                                                   3             226
POSCO                                                      35           2,989
POSCO Class R - ADR                                        10             214
S-Oil Corp.                                                34             555
S1 Corp.                                                   46             852
Samsung Electro-Mechanics Co., Ltd.                         2              62
Samsung Electronics Co., Ltd.                              43          10,809
Samsung Electronics Co., Ltd. - GDR (144A)                 11             657

 48  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co., Ltd. (AE)             45           2,229
Samsung SDI Co., Ltd.                                       5             332
Samsung Securities Co., Ltd. (AE)                          16             329
Seoul City Gas Co., Ltd.                                   17             231
Shinhan Financial Group Co., Ltd.                         220           2,172
Shinsegae Co., Ltd.                                         6             724
SK Telecom Co., Ltd.                                       17           2,316
Tae Young Corp.                                            11             338
                                                                 ------------
                                                                       49,615
                                                                 ------------

Switzerland - 0.0%
Compagnie Financiere Richemont AG - ADR                    68             100
                                                                 ------------
Taiwan - 7.2%
Accton Technology Corp. (AE)                              263             177
Acer, Inc. - GDR                                          139             632
Advanced Semiconductor Engineering, Inc. (AE)             974             503
Advantech Co., Ltd.                                        79             139
Ambit MicroSystems Corp.                                  176             502
Asia Cement Corp. - GDR (144A) (AE)                       190             601
Basso Industry Corp.                                      117             190
Benq Corp.                                                106             108
Cathay Financial Holding Co., Ltd.                        321             358
China Development Financial Holding Corp. (AE)             37              13
Chinatrust Financial Holding Co. (AE)                   2,428           1,894
Chunghwa Telecom Co., Ltd.                                171             253
Compal Electronics, Inc.                                1,334           1,439
Compal Electronics, Inc. - GDR                             75             404
Delta Electronics, Inc.                                   456             504
Evergreen Marine Corp.                                    288             176
Faraday Technology Corp. (AE)                             213             436
Formosa Chemicals & Fibre Co.                             337             325
Formosa Plastics Corp.                                  1,068           1,317
Fubon Financial Holding Co., Ltd.                       1,005             686
Gigabyte Technology Co., Ltd.                             425             634
HON HAI Precision Industry - GDR                           42             274
HON HAI Precision Industry                                451           1,411
International Bank of Taipei                              427             175
Mega Financial Holding Co., Ltd. (AE)                     256             114
Nan Ya Plastic Corp.                                      809             701
Phoenixtec Power Co., Ltd.                                611             469
Quanta Computer, Inc.                                     222             388
Realtek Semiconductor Corp.                                56             106
Realtek Semiconductor Corp. - GDR                          11              82
Ritek Corp.                                               925             385
Siliconware Precision Industries Co. (AE)                 352             167

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sinopac Holdings Co. (AE)                                 773             241
Sunplus Technology Co., Ltd.                              190             195
Taishin Financial Holdings Co., Ltd. (AE)                 468             212
Taiwan Semiconductor Manufacturing Co., Ltd.
   (AE)                                                 2,449           3,358
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (AE)                                                90             749
Test-Rite International Co.                               257             160
United Microelectronics Corp. (AE)                        950             545
Via Technologies, Inc. (AE)                               147             169
Wan Hai Lines, Ltd.                                       405             328
Winbond Electronics Corp. (AE)                            726             248
Yageo Corp. (AE)                                          405              78
Yuanta Co.re Pacific Securities Co.                       253             109
                                                                 ------------
                                                                       21,955
                                                                 ------------

Thailand - 3.7%
Advanced Info Service PCL                                 458             481
Advanced Info Service PCL                                 759             796
Bangkok Bank Pcl                                          310             380
Bangkok Bank Pcl (AE)                                     247             346
BEC World PLC                                             127             610
Delta Electronics Thai PCL                                170             113
Electricity Generating PCL                                103              99
Kasikornbank PCL (AE)                                     349             258
Kasikornbank PCL (AE)                                   1,108             937
Land & House Pub Co., Ltd.                              3,416             614
Land & House Pub Co., Ltd.                              1,040             180
National Petrochemical                                    594             693
PTT Exploration & Production PCL                          308             804
PTT PCL                                                 1,757           1,927
Siam Cement PCL                                           233             658
Siam Cement PCL                                           141             398
Siam Commercial Bank PCL (AE)                             605             483
Siam Commercial Bank PCL (AE)                           1,807           1,444
Thai Union Frozen Products PCL                            113              55
                                                                 ------------
                                                                       11,276
                                                                 ------------

Turkey - 2.3%
Akbank TAS                                            278,256             986
Anadolu Efes Biracilik Ve Malt Sanayii AS              56,203           1,122
Brisa Bridgestone Sabanci                              12,650             359
Ford Otomotive Sanayii AS (AE)                         61,000             701
Hurriyet Gazeteci (AE)                                 60,730             138
KOC Holding AS                                         22,193             224
Migros Turk TAS                                        72,350             638
Sabanci Holding                                        74,413             168
Tupras Turkiye Petrol Rafine                          146,685           1,021
Turkcell Iletisim Hizmet AS                            60,531             363

                                                       Emerging Markets Fund  49

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Turkiye Garanti Bankasi AS (AE)                       187,626             226
Turkiye IS Bankasi (AE)                               140,266             432
Vestel Elektronik Sanayi (AE)                         250,000             599
                                                                 ------------
                                                                        6,977
                                                                 ------------
United Kingdom - 3.8%
Anglo American PLC (AE)                                   354           5,132
Anglo American PLC (AE)                                    81           1,165
Antofagasta PLC                                           184           1,854
Dimension Data Holdings PLC (AE)                          506             131
Genesis Smaller Companies Fund (AE)(Y)                    124           1,929
Old Mutual PLC                                            996           1,462
Old Mutual PLC                                              2               3
                                                                 ------------
                                                                       11,676
                                                                 ------------

United States - 0.4%
Panamerican Beverages, Inc. Class A                        43             942
Pepsi International Africa (Y)                             --               1
Public Bank of Berhad (AE)                                822             476
                                                                 ------------
                                                                        1,419
                                                                 ------------

Venezuela - 0.0%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR                                              7              74
Siderurgica Venezolana "Sivensa" SACA                   1,306               4
                                                                 ------------
                                                                           78
                                                                 ------------

Zimbabwe - 0.1%
Delta Corp., Ltd.                                       1,020             295
OK Zimbabwe                                             5,664              34
                                                                 ------------
                                                                          329
                                                                 ------------

TOTAL COMMON STOCKS
(cost $255,669)                                                       258,490
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.7%
(Number of Contracts)
Brazil - 0.1%
Bovespa Index Futures
   Jun 2003 12,374 Call (195)                           2,509             196
                                                                 ------------

South Korea - 0.6%
Kospi 200 Index Futures
   Jun 2003 58.379 Call (87)                            1,017           1,010

                                                   NOTIONAL
                                                    AMOUNT          MARKET
                                                      $             VALUE
-----------------------------------------------------------------------------
Kospi 200 Index Future
   Jun 2003 61.753 Call (40)                            2,090             409
Kospi 200 Index Futures
   Jun 2003 63.623 Call (20)                              524             189
                                                                 ------------
                                                                        1,608
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1,276)                                                           1,804
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
PREFERRED STOCKS - 6.3%
Brazil - 6.1%
Aracruz Celulose SA - ADR                                   5             101
Banco Bradesco SA                                     389,648           1,607
Banco Itau Holding Financeira SA                       13,830             925
Brasil Telecom Participacoes SA                        34,043             242
Celular CRT Participacoes SA                            2,501             309
Centrais Eletricas Brasileiras SA                      27,666             238
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR                                            48             695
Cia de Bebidas das Americas                             2,622             530
Cia de Bebidas das Americas - ADR                          81           1,616
Cia de Tecidos do Norte de Minas - Coteminas            6,342             433
Cia Energetica de Minas Gerais                         15,595             166
Cia Paranaense de Energia                              81,569             270
Cia Vale do Rio Doce                                       13             344
Cia Vale do Rio Doce - ADR                                 41           1,075
Empresa Brasileira de Aeronautica SA Class R -
   ADR                                                     40             550
Gerdau SA                                               6,268              77
Investimentos Itau SA                                     322             246
Petroleo Brasileiro SA - Petrobras                        132           2,289
Petroleo Brasileiro SA - Petrobras - ADR                  153           2,648
Tele Centro Oeste Celular Participacoes SA             35,207              67
Tele Norte Leste Participacoes SA                      29,777             322
Tele Norte Leste Participacoes SA - ADR                    66             720
Telecomunicacoes Brasileiras SA - ADR                      51           1,325
Telemig Celular Participacoes SA                       91,870              88
Telemig Celular SA                                         35              --
Telesp Celular Participacoes SA (AE)                   60,938              94
Telesp Celular Participacoes SA - ADR (AE)                 51             195
Uniao de Bancos Brasileiros SA                          3,521             126

 50  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Uniao de Bancos Brasileiros SA - ADR                       12             211
Votorantim Celulose e Papel SA - VCP                   29,887           1,149
                                                                 ------------
                                                                       18,658
                                                                 ------------

South Korea - 0.2%
Hyundai Motor Co.                                          14             156
Samsung Electronics Co., Ltd.                               2             189
                                                                 ------------
                                                                          345
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $17,393)                                                         19,003
                                                                 ------------

SHORT-TERM INVESTMENTS - 8.4%
United States - 8.4%
Frank Russell Investment Company
   Money Market Fund                                   21,837          21,837
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                  4,000           3,994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $25,831)                                                         25,831
                                                                 ------------

TOTAL INVESTMENTS - 100.2%
(identified cost $300,169)                                            305,128

OTHER ASSETS AND LIABILITIES
NET - (0.2%)                                                             (469)
                                                                 ------------

NET ASSETS - 100.0%                                                   304,659
                                                                 ============
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Long Positions
DAX Index (Germany)
   expiration date 06/03 (18)                           1,285              149

Hang Seng Index (Hong Kong)
   expiration date 05/03 (49)                           2,636               98

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------

JSE-40 Index (South Africa)
   expiration date 06/03 (298)                          3,188             (321)
   expiration date 03/04 (30)                             338              (50)

SIMEX Index (Taiwan)
   expiration date 05/03 (315)                          5,988             (362)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (486)
                                                                  ============


                                                   NOTIONAL          MARKET
OPTIONS WRITTEN                                     AMOUNT           VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Jun 2003 12,374 Put (195)                            2,509              (61)
South Korea
Kospi 200 Index Futures
   Jun 2003 58.379 Put (87)                             2,090             (358)
   Jun 2003 61.753 Put (40)                             1,017             (165)
   Jun 2003 63.623 Put (20)                               524              (82)
                                                                  ------------

Total Liability for Options Written
(premiums received $649)                                                  (666)
                                                                  ============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------

                                                           UNREALIZED
                                                           APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE       $
-------------------   --------------------   -----------   --------------
USD              49      BRL           140    05/02/03                 --
USD              28      BRL            80    05/05/03                 --
USD              28      BRL           100    06/18/03                  6
USD           1,092      BRL         3,900    06/18/03                221
USD             625      BRL         2,000    06/18/03                 49
USD           1,270      EUR         1,200    06/18/03                 67
USD              18      HKD           144    05/02/03                 --
USD              19      HKD           151    05/05/03                 --
USD              11      ILS            52    05/01/03                 --
USD              92      KRW       112,275    05/01/03                 --
USD             961      KRW     1,200,000    06/18/03                 23
USD           1,922      KRW     2,400,000    06/18/03                 45
USD             812      KRW     1,000,000    06/18/03                  8
USD              94      ZAR           674    05/05/03                 (1)
USD              34      ZAR           251    05/05/03                 --
USD              56      ZAR           396    05/06/03                 (2)

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  51

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                           UNREALIZED
                                                           APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE       $
-------------------   --------------------   -----------   --------------
USD              29      ZAR           208    05/06/03                 (1)
USD              43      ZAR           304    05/07/03                 (1)
USD              45      ZAR           320    05/07/03                 (1)
USD              51      ZAR           358    05/07/03                 (2)
USD              53      ZAR           375    05/07/03                 (2)
USD             139      ZAR           980    05/07/03                 (4)
USD           3,642      ZAR        31,000    06/18/03                548
BRL             161      USD            55    05/02/03                 (1)
BRL               9      USD             3    05/05/03                 --
BRL              17      USD             6    05/05/03                 --
EUR             500      USD           529    06/18/03                (28)
HKD             117      USD            15    05/02/03                 --
ZAR             634      USD            86    05/02/03                 (1)
ZAR             498      USD            71    05/07/03                  2
ZAR          12,000      USD         1,414    06/18/03               (208)
                                                           --------------

                                                                      717
                                                           ==============

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                                     % OF           MARKET
INDUSTRY DIVERSIFICATION                             NET            VALUE
(UNAUDITED)                                         ASSETS            $
Auto and Transportation                                   2.9           9,014
Consumer Discretionary                                    5.2          15,738
Consumer Staples                                          5.4          16,300
Financial Services                                       22.2          67,542
Health Care                                               2.2           6,603
Integrated Oils                                           5.3          16,146

-----------------------------------------------------------------------------
                                                     % OF           MARKET
INDUSTRY DIVERSIFICATION                             NET            VALUE
(UNAUDITED)                                         ASSETS            $
Materials and Processing                                 12.0          36,696
Miscellaneous                                             2.2           6,766
Options                                                   0.7           1,804
Other Energy                                              5.9          18,116
Producer Durables                                         6.5          19,754
Technology                                                6.6          19,966
Utilities                                                14.7          44,852
Short-Term Investments                                    8.4          25,831
                                                 ------------    ------------
Total Investments                                       100.2         305,128
Other Assets and Liabilities, Net                        (0.2)           (469)
                                                 ------------    ------------

Net Assets                                              100.0         304,659
                                                 ============    ============

                                                     % OF           MARKET
GEOGRAPHIC DIVERSIFICATION                           NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Asia                                                     44.2         134,708
Africa                                                    7.5          22,775
Europe                                                   12.2          37,054
Latin America                                            19.9          60,606
Middle East                                               3.0           9,253
United Kingdom                                            3.8          11,676
Options                                                   0.7           1,804
Other                                                     0.5           1,421
Short-Term Investments                                    8.4          25,831
                                                 ------------    ------------
Total Investments                                       100.2         305,128
Other Assets and Liabilities, Net                        (0.2)           (469)
                                                 ------------    ------------

Net Assets                                              100.0         304,659
                                                 ============    ============

See accompanying notes which are an integral part of the financial statements.

 52  Emerging Markets Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.0%
Apartment - 19.8%
Apartment Investment & Management Co. Class A
   (o)                                                    334          12,593
Archstone-Smith Trust (o)                               1,173          26,733
AvalonBay Communities, Inc. (o)                           365          14,560
Boardwalk Equities, Inc.                                  135           1,407
BRE Properties Class A (o)                                342          10,517
Camden Property Trust (o)                                 212           7,420
Chateau Communities, Inc. (o)                             109           2,346
Colonial Properties Trust (o)                              40           1,367
Equity Residential (o)                                  1,139          29,519
Essex Property Trust, Inc. (o)                            213          11,720
Summit Properties, Inc. (o)                               233           4,502
Sun Communities, Inc. (o)                                  66           2,544
United Dominion Realty Trust, Inc. (o)                    744          12,421
                                                                 ------------
                                                                      137,649
                                                                 ------------
Health Care - 2.5%
Health Care Property Investors, Inc. (o)                  114           4,247
Health Care REIT, Inc. (o)                                105           2,987
Healthcare Realty Trust, Inc. (o)                         205           5,630
Senior Housing Properties Trust (o)                       238           2,969
Ventas, Inc. (AE)                                         106           1,378
                                                                 ------------
                                                                       17,211
                                                                 ------------
Hotels/Leisure - 4.3%
Fairmont Hotels & Resorts, Inc.                           107           2,441
Hilton Hotels Corp.                                       580           7,720
Hospitality Properties Trust (o)                           66           1,887
Host Marriott Corp. (AE)(o)                               991           7,648
Starwood Hotels & Resorts Worldwide, Inc.                 382          10,252
                                                                 ------------
                                                                       29,948
                                                                 ------------

Office/Industrial - 34.1%
Alexandria Real Estate Equities, Inc. (o)                  31           1,307
AMB Property Corp. (o)                                    411          11,220
Arden Realty, Inc. (o)                                    256           6,098
Boston Properties, Inc. (o)                               698          27,366
Brookfield Properties Co.                                 479           9,706
CarrAmerica Realty Corp. (o)                              587          15,301
Catellus Development Corp. (AE)                           849          17,990
Centerpoint Properties Trust (o)                          162           9,382
Corporate Office Properties Trust (o)                      46             695
Cousins Properties, Inc. (o)                               65           1,707
Crescent Real Estate Equities Co. (o)                      80           1,134
Duke Realty Corp. (o)                                      81           2,219
Equity Office Properties Trust (o)                        609          15,826

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Highwoods Properties, Inc. (o)                            271           5,490
Home Properties of NY, Inc. (o)                           125           4,352
Kilroy Realty Corp. (o)                                   206           5,115
Lexington Corporate Properties Trust (o)                   53             914
Liberty Property Trust (o)                                476          14,907
Mack-Cali Realty Corp. (o)                                521          16,455
Plum Creek Timber Co., Inc. (REIT)                        108           2,512
Prentiss Properties Trust (o)                             290           7,964
Prologis (o)                                            1,547          39,809
PS Business Parks, Inc. (o)                                89           2,753
Reckson Associates Realty Corp. (o)                       194           3,647
SL Green Realty Corp. (o)                                 396          12,760
Trizec Properties, Inc. (o)                                36             337
                                                                 ------------
                                                                      236,966
                                                                 ------------

Outlet Centers - 3.8%
Chelsea Property Group, Inc. (o)                          668          26,473
                                                                 ------------

Regional Malls - 16.8%
CBL & Associates Properties, Inc. (o)                     109           4,610
General Growth Properties, Inc. (o)                       639          35,563
Macerich Co. (The) (o)                                    275           9,075
Mills Corp. (The) (o)                                      57           1,815
Rouse Co. (The) (o)                                       490          17,014
Simon Property Group, Inc. (o)                          1,142          41,933
Taubman Centers, Inc. (o)                                 396           6,929
                                                                 ------------
                                                                      116,939
                                                                 ------------

Self Storage - 1.9%
Public Storage, Inc. (o)                                  306           9,848
Shurgard Storage Centers, Inc. Class A (o)                114           3,734
                                                                 ------------
                                                                       13,582
                                                                 ------------

Shopping Center - 11.8%
Developers Diversified Realty Corp. (o)                   694          17,476
Federal Realty Investement Trust (o)                      324           9,980
Heritage Property Investment Trust (o)                     75           1,905
Kimco Realty Corp. (o)                                    359          12,978
Pan Pacific Retail Properties, Inc. (o)                   465          18,199
Regency Centers Corp. (o)                                 145           4,785
Urstadt Biddle Properties, Inc. Class A (o)                95           1,153
Vornado Realty Trust (o)                                  404          15,367
                                                                 ------------
                                                                       81,843
                                                                 ------------

TOTAL COMMON STOCKS
(cost $568,695)                                                       660,611
                                                                 ------------

                                                 Real Estate Securities Fund  53

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.0%
Frank Russell Investment Company
   Money Market Fund                                   34,419          34,419
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $34,419)                                                         34,419
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $603,114)                                            695,030

OTHER ASSETS AND LIABILITIES
NET - 0.0%                                                                133
                                                                 ------------

NET ASSETS - 100.0%                                                   695,163
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 54  Real Estate Securities Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 83.3%
Asset-Backed Securities - 18.6%
AmeriCredit Automobile Receivables Trust
   Series 2001-B Class A4
   5.370% due 06/12/08                                  2,000           2,086
Arcadia Automobile Receivables Trust
   Series 1998-E Class A3
   5.750% due 10/15/06                                  1,165           1,171
Bay View Auto Trust
   Series 2002-LJ1 Class A2
   2.410% due 08/25/05                                  1,026           1,027
California Infrastructure SCE-1
   Series 1997-1 Class A6
   6.380% due 09/25/08                                  4,400           4,777
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  2,450           2,764
California Infrastructure SDG&E-1
   Series 1997-1 Class A5
   6.190% due 09/25/05                                    908             918
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  1,050           1,089
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,175
Capital One Prime Auto Receivables Trust
   Series 2003-1 Class A3
   1.970% due 04/15/07                                  1,500           1,505
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                  2,250           2,285
Chase Manhattan Auto Owner Trust
   Series 2000-A Class A3
   6.210% due 12/15/04                                    159             160
   Series 2000-A Class A4
   6.260% due 06/15/07                                  3,540           3,669
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,248
Chevron Trust Fund
   8.110% due 12/01/04                                    885             944
Chevy Chase Auto Receivables Trust
   Series 2000-1 Class A4
   7.470% due 07/15/05                                  1,202           1,241
   Series 2001-3 Class A3
   3.950% due 05/16/05                                  1,000           1,013

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,083
CIT Rv Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                  1,000           1,064
Citibank Credit Card Issuance Trust (E)
   Series 2001-A5 Class A5
   1.368% due 06/10/06                                  1,050           1,050
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,500           1,637
   Series 2001-A8 Class A8
   4.100% due 12/07/06                                  1,500           1,560
   Series 2002-A3 Class A3
   4.400% due 05/15/07                                  4,805           5,059
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             990
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,707
Citibank Credit Card Master Trust I
   6.100% due 05/15/08                                  1,675           1,852
   Series 1997-6 Class A
   0.000% due 08/15/06                                    900             883
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,244           2,309
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,139
Conseco Finance Securitizations Corp.
   Series 2000-2 Class A3
   8.070% due 12/01/30                                    967             996
Copelco Capital Funding Corp.
   Series 2000-A Class A4
   7.220% due 08/18/05                                  1,210           1,254
CSXT Trade Receivables Master Trust
   Series 1998-1 Class A
   6.000% due 07/26/04                                  3,000           3,020
Daimler Chrysler Auto Trust
   Series 2000-E Class A3
   6.110% due 11/08/04                                    347             351
   Series 2001-D Class A4
   3.780% due 02/06/07                                  3,000           3,113
   Series 2002-B Class A4
   3.530% due 12/06/07                                  4,000           4,141

                                                        Short Term Bond Fund  55

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Discover Card Master Trust I
   Series 1993-3 Class A
   6.200% due 05/16/06                                  2,125           2,181
   Series 1996-3 Class A
   6.050% due 08/18/08                                  1,125           1,237
   Series 1998-7 Class A
   5.600% due 05/16/06                                  1,500           1,535
   Series 2000-5 Class A
   1.490% due 11/15/07                                  1,000           1,003
Distribution Financial Services Floorplan Master
   Trust (E)(Y)
   Series 2003-1 Class A
   1.380% due 04/15/07                                  3,000           3,000
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.400% due 08/15/08                                  1,000           1,001
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,343
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
   6.400% due 05/15/13                                  1,848           1,904
Ford Credit Auto Owner Trust
   Series 2000-E Class A5
   6.770% due 10/15/04                                  3,455           3,544
   Series 2001-B Class A5
   5.360% due 06/15/05                                  5,875           6,073
   Series 2001-C Class A4
   4.830% due 02/15/05                                  1,040           1,051
Government Trust Certificate
   8.500% due 04/01/06                                  1,238           1,370
Green Tree Financial Corp.
   Series 1995-9 Class A5
   6.800% due 12/15/25                                     38              38
   Series 1997-3 Class A5
   7.140% due 03/15/28                                    854             878
   Series 1998-6 Class A5
   6.060% due 04/01/18                                    609             616
   Series 1999-3 Class A4
   5.950% due 02/01/31                                    327             328
Honda Auto Receivables Owner Trust
   Series 2002-2 Class A3
   3.830% due 02/15/06                                  1,425           1,460
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                  2,000           2,030
Household Private Label Credit Card Master Note
   Trust I (E)
   Series 2002-2 Class A
   1.480% due 01/18/11                                  1,000           1,000

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Auto Receivables Trust
   Series 2002-A Class A3
   2.800% due 02/15/07                                  1,000           1,016
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                  2,000           2,088
J.C.Penney Master Credit Card Trust
   Series 1998-E Class A
   5.500% due 06/15/07                                  3,000           3,068
Massachusetts RRB Special Purpose Trust
   Series 1999-1 Class A2
   6.450% due 09/15/05                                    788             802
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,094
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  4,000           4,373
   Series 2000-I Class A
   6.900% due 01/15/08                                  3,157           3,490
Mellon Auto Grantor Trust
   Series 2000-1 Class A
   7.180% due 10/15/06                                    302             308
   Series 2000-2 Class A
   6.390% due 07/15/07                                    972           1,008
Missouri Higher Education Loan Authority (E)
   Series 1997-97 Class P
   1.760% due 07/25/08                                    373             373
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                  2,000           2,123
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  2,500           2,599
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   1.390% due 09/25/13                                  2,000           1,985
New Century Home Equity Loan Trust (E)
   Series 2000-NC1 Class A
   1.590% due 04/25/30                                    145             145
Nissan Auto Receivables Owner Trust
   Series 2000-C Class A3
   6.720% due 08/16/04                                    145             146
   Series 2001-B Class A4
   5.350% due 10/15/06                                    925             962
   Series 2001-C Class A3
   4.310% due 05/16/05                                    759             769

 56  Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-C Class A4
   4.800% due 02/15/07                                  1,275           1,334
   Series 2002-A Class A3
   3.580% due 09/15/05                                  1,150           1,169
   Series 2002-B Class A3
   3.990% due 12/15/05                                  1,400           1,433
Nordstrom Private Label Credit Card Master Note
   Trust
   Series 2001-1A Class A
   4.820% due 04/15/10                                  1,000           1,064
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
   6.850% due 08/15/07                                  3,500           3,623
   Series 2002-D Class A4
   3.100% due 07/15/09                                  1,000           1,022
PBG Equipment Trust
   Series 1998-1A Class A
   6.270% due 01/20/12                                    727             765
Peco Energy Transition Trust
   Series 1999-A Class A4
   5.800% due 03/01/07                                  2,000           2,105
Peoplefirst.com Auto Receivables Owner Trust
   Series 2000-1 Class A4
   7.405% due 12/15/06                                  4,948           4,981
Philadelphia Authority for Industrial
   Development
   Series 1997-1997 Class A
   6.488% due 06/15/04                                    502             524
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
   5.740% due 03/15/07                                    732             763
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,290
Railcar Trust
   Series 1992-1 Class A
   7.750% due 06/01/04                                  4,055           4,208
Regions Auto Receivables Trust
   Series 2002-1 Class A3
   2.630% due 01/16/07                                  1,500           1,525
Sears Credit Account Master Trust
   Series 1996-3 Class A
   7.000% due 07/15/08                                    953             985
   Series 1999-3 Class A
   6.450% due 11/17/09                                  1,000           1,072
   Series 2000-1 Class A
   7.250% due 11/15/07                                    948             963
   Series 2001-1 Class A
   1.490% due 02/15/10                                  1,375           1,368
   Series 2002-3 Class A
   1.600% due 05/17/16                                  1,200           1,168

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SLM Student Loan Trust (E)
   Series 1996-1 Class A2
   1.891% due 07/27/09                                    757             766
   Series 1996-3 Class A2
   1.821% due 10/26/09                                    841             852
   Series 2002-1 Class A1
   1.350% due 10/25/10                                    811             811
   Series 2002-3 Class A2
   1.360% due 10/26/09                                    893             894
   Series 2003-3 Class A1
   1.290% due 06/15/07                                  1,900           1,895
SSB Auto Loan Trust
   Series 2002-1 Class A3
   2.370% due 09/15/06                                  1,000           1,013
Standard Credit Card Master Trust
   Series 1995-1 Class A
   8.250% due 01/07/07                                  1,125           1,246
TMS SBA Loan Trust (E)
   Series 1996-2 Class A
   2.110% due 04/15/24                                    300             309
   Series 1997-1 Class A
   2.000% due 01/15/25                                    427             426
   Series 1997-1 Class B
   2.480% due 01/15/25                                    285             283
USAA Auto Loan Grantor Trust
   Series 1999-1 Class A
   6.100% due 02/15/06                                    136             137
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
   3.280% due 01/07/13                                    704             711
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  1,000           1,095
WFS Financial Owner Trust
   Series 2002-2 Class A3
   3.810% due 02/20/07                                  1,500           1,539
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                  1,000           1,017
World Omni Auto Receivables Trust
   Series 2001-B Class A3
   3.790% due 11/21/05                                  1,000           1,015
                                                                 ------------
                                                                      168,592
                                                                 ------------

Corporate Bonds and Notes - 18.5%
Abbott Laboratories
   5.625% due 07/01/06                                    500             551
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,211

                                                        Short Term Bond Fund  57

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,589
AOL Time Warner, Inc.
   5.625% due 05/01/05                                    525             553
Associates Corp. of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,105
   7.250% due 05/08/06                                  1,700           1,919
AT&T Wireless Services, Inc.
   7.350% due 03/01/06                                  1,000           1,114
Bank of America Corp. (E)
   1.590% due 08/26/05                                  1,000           1,004
   5.250% due 02/01/07                                  1,000           1,086
Bank of Montreal
   6.100% due 09/15/05                                  1,000           1,087
   7.800% due 04/01/07                                  1,000           1,161
Bank One Corp.
   7.000% due 07/15/05                                  2,500           2,765
   7.625% due 08/01/05                                  3,383           3,795
BankAmerica Corp.
   6.200% due 02/15/06                                    750             825
Bayerische Landesbank Girozentrale
   2.500% due 03/30/06                                  1,500           1,518
Bear Stearns Cos., Inc. (The) (E)
   1.839% due 07/15/05                                  1,500           1,512
Boatmen's Bancshares, Inc.
   7.625% due 10/01/04                                  3,058           3,290
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                  9,400           9,989
CIT Group, Inc.
   5.625% due 05/17/04                                  2,600           2,686
   7.125% due 10/15/04                                  4,800           5,083
   7.375% due 04/02/07                                  1,000           1,120
Citigroup, Inc.
   6.750% due 12/01/05                                  6,525           7,261
Comcast Cable Communications
   8.375% due 05/01/07                                  1,500           1,733
Countrywide Home Loans, Inc.
   Series MTNJ
   5.250% due 06/15/04                                  7,000           7,274
   Series MTNK
   3.500% due 12/19/05                                  3,000           3,072
Deutsche Bank Financial, Inc.
   6.700% due 12/13/06                                  1,000           1,127
DTE Energy Co.
   6.000% due 06/01/04                                    250             261
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             505
Ford Motor Credit Co.
   7.600% due 08/01/05                                  4,000           4,193

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp.
   8.850% due 04/01/05                                  1,000           1,129
   8.500% due 07/24/08                                  1,000           1,228
   Series MTNA
   7.250% due 05/03/04                                  1,000           1,057
   1.384% due 03/15/05                                  2,000           2,001
   5.350% due 03/30/06                                  2,500           2,697
   8.125% due 04/01/08                                  1,000           1,206
General Mills, Inc.
   3.875% due 11/30/07                                  1,000           1,017
General Motors Acceptance Corp. (E)
   1.679% due 07/21/04                                    300             296
   6.750% due 01/15/06                                  2,710           2,858
   6.150% due 04/05/07                                    475             492
Goldman Sachs Group, Inc.
   4.125% due 01/15/08                                  1,700           1,754
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,209
GTE Florida, Inc.
   Series D
   6.250% due 11/15/05                                    270             295
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                  2,000           2,153
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,284
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                  1,500           1,647
Household Finance Corp.
   6.000% due 05/01/04                                  1,000           1,041
   8.000% due 05/09/05                                  4,000           4,475
   4.625% due 01/15/08                                  2,200           2,295
International Game Technology
   7.875% due 05/15/04                                  1,500           1,575
International Lease Finance Corp.
   Series MTNG
   8.260% due 02/15/05                                  1,875           2,047
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,651
JP Morgan Chase & Co.
   5.250% due 05/30/07                                  1,500           1,628
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  1,000           1,098
Lehman Brothers Holdings, Inc.
   7.750% due 01/15/05                                  2,000           2,187
May Department Stores Co. (The)
   7.150% due 08/15/04                                  6,200           6,605
Merck & Co., Inc.
   5.250% due 07/01/06                                  2,000           2,164

 58  Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley
   6.100% due 04/15/06                                  1,000           1,097
Morgan Stanley Group, Inc.
   6.875% due 03/01/07                                  1,500           1,690
National Bank of Canada
   Series B
   8.125% due 08/15/04                                  1,000           1,058
National Rural Utilities Cooperative Finance
   3.000% due 02/15/06                                  6,500           6,599
Norfolk Southern Corp. (E)
   2.478% due 02/28/05                                    700             703
South Africa Government International Bond
   9.125% due 05/19/09                                    800             976
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,731
Sprint Capital Corp.
   6.125% due 11/15/08                                    100             102
State Street Capital Trust II (E)
   1.869% due 02/15/08                                    325             325
SunAmerica, Inc.
   6.750% due 10/01/07                                  3,850           4,388
Swiss Bank Corp. NY
   7.250% due 09/01/06                                  1,500           1,735
Time Warner, Inc.
   8.110% due 08/15/06                                    140             156
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,696
US Bancorp/First Bank
   7.625% due 05/01/05                                  1,000           1,111
Verizon Global Funding Corp.
   6.750% due 12/01/05                                  2,000           2,226
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                    420             454
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,646
   7.550% due 08/18/05                                  2,000           2,245
Waste Management, Inc.
   7.100% due 08/01/26                                  1,175           1,311
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                    500             564
   6.750% due 06/15/07                                  1,000           1,143
Wells Fargo Financial, Inc.
   6.125% due 02/15/06                                  5,650           6,243
   Series MTND
   1.363% due 09/12/05                                  3,000           3,002

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Weyerhaeuser Co.
   5.500% due 03/15/05                                    305             320
   6.125% due 03/15/07                                  1,500           1,631
                                                                 ------------
                                                                      167,630
                                                                 ------------

Emerging Markets Debt - 0.5%
Brazilian Government International Bond (E)
   2.125% due 04/15/06                                  2,208           2,070
Panama Government International Bond
   8.250% due 04/22/08                                  1,100           1,188
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,110
                                                                 ------------
                                                                        4,368
                                                                 ------------

International Debt - 4.4%
British Telecommunications PLC
   7.875% due 12/15/05                                  1,100           1,247
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  3,550           3,944
European Investment Bank
   5.625% due 02/03/05                                  1,300           1,389
   Series DTC
   5.625% due 01/24/06                                    575             628
France Telecom
   8.700% due 03/01/06                                  1,200           1,363
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,119
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,816
International Bank for Reconstruction &
   Development
   6.015% due 06/21/04                                    375             395
Italy Government International Bond
   7.250% due 02/07/05                                  2,500           2,730
John Hancock Global Funding, Ltd.
   7.500% due 01/31/05                                  4,080           4,433
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,276
Province of British Columbia/Canada
   4.625% due 10/03/06                                  2,000           2,142
Province of Manitoba
   4.250% due 11/20/06                                  1,000           1,055
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,667
   6.000% due 02/21/06                                  1,000           1,105

                                                        Short Term Bond Fund  59

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Quebec
   6.500% due 01/17/06                                  1,000           1,112
Telefonica Europe BV
   7.350% due 09/15/05                                  2,500           2,791
Tyco International Group SA
   6.375% due 06/15/05                                    265             269
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           7,213
                                                                 ------------
                                                                       39,694
                                                                 ------------

Mortgage-Backed Securities - 18.8%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
   7.420% due 04/14/29                                  2,000           2,151
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.773% due 10/20/32                                    574             587
Bank One Mortgage-Backed Pass-Through
   Series 2000-2 Class 4A
   5.109% due 03/15/30                                    259             262
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.395% due 10/25/32                                    162             165
   Series 2003-1 Class 5A1
   5.464% due 04/25/33                                  1,763           1,815
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    861             938
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    478             507
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,000           1,015
Bear Stearns Mortgage Securities, Inc.
   Series 1998-1 Class A18
   6.750% due 03/25/28                                    279             285
Chase Commercial Mortgage Securities Corp.
   Series 1997-2 Class A1
   6.450% due 12/19/29                                    393             410
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
   7.150% due 05/15/15                                    968             996
Contimortgage Home Equity Trust 1998-3
   Series 1998-2 Class A7
   6.570% due 03/15/23                                  1,200           1,275

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Alternative Loan Trust (Y)
   6.500% due 06/25/33                                  2,100           2,183
Credit Suisse First Boston Mortgage Securities
   Corp. (Y)
   Series 2002 P3 Class A
   2.361% due 08/25/33                                  1,244           1,244
CS First Boston Mortgage Securities Corp.
   Series 2002-AR27 Class 2A2 (Y)
   5.768% due 10/25/32                                    576             584
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                  1,000           1,006
Federal Home Loan Mortgage Corp.
   9.000% due 2005                                         11              11
   6.250% due 2007                                          3               3
   5.500% due 2008                                        498             525
   6.500% due 2008                                        578             610
   5.500% due 2009                                      1,001           1,050
   6.000% due 2009                                        724             764
   6.500% due 2009                                      1,548           1,645
   6.000% due 2010                                        611             644
   8.000% due 2010                                        277             293
   6.000% due 2011                                      1,859           1,952
   6.000% due 2013                                        535             560
   5.500% due 2014                                        689             719
   6.000% due 2016                                      3,711           3,878
   5.500% due 2029                                      1,948           2,011
   7.312% due 2031                                        148             150
   6.500% due 2032                                        820             856
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    504             525
   Series 2002-2441 Class KA
   5.750% due 05/15/31                                    600             612
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                  1,000           1,032
   Series 2003-2571 Class FB
   1.660% due 02/15/18                                  1,873           1,874
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,508
Federal National Mortgage Association
   15 Year TBA
   4.500% (o)                                           7,500           7,640
   5.000% (o)                                           6,000           6,154
   6.000% (o)                                           2,500           2,620
   7.000% due 2004                                         12              12
   6.853% due 2005                                        360             385
   6.000% due 2008                                        385             406
   6.500% due 2008                                        482             514
   5.500% due 2009                                     11,537          12,055
   6.000% due 2010                                      1,174           1,239
   6.500% due 2010                                        520             553

 60  Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2011                                        874             927
   6.500% due 2011                                        538             574
   5.500% due 2013                                        962           1,016
   6.000% due 2013                                      2,196           2,304
   6.000% due 2014                                      5,919           6,215
   5.500% due 2016                                     10,365          10,788
   6.000% due 2016                                      3,880           4,068
   5.500% due 2017                                     20,887          21,738
   6.000% due 2017                                     20,731          21,735
   6.825% due 2018                                        459             474
   4.518% due 2022                                        381             392
   4.503% due 2024                                        788             817
   7.500% due 2031                                        342             364
   6.393% due 2040                                      1,863           1,947
   Series 1994-1 Class K
   6.500% due 06/25/13                                    866             903
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  2,000           2,054
   Series 2003-28 Class PA
   5.500% due 05/25/06                                  2,805           2,840
Federal National Mortgage Association Grantor
   Trust
   Series 2002-T6 Class A1
   3.310% due 02/25/32                                    544             543
First Republic Mortgage Loan Trust
   Series 2000-FRB1 Class A2
   4.382% due 06/25/30                                    315             319
Fleet Mortgage Securities
   Series 2001-1 Class A1
   6.000% due 07/28/29                                     87              89
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
   5.260% due 08/11/33                                    754             800
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    948           1,019
Government National Mortgage Association I
   7.250% due 2006                                        254             261
   7.000% due 2007                                         18              19
   6.000% due 2008                                        340             360
   7.000% due 2008                                        332             356
   7.000% due 2009                                        258             278
   7.000% due 2011                                        132             141
   7.000% due 2012                                        147             158
   9.500% due 2017                                          2               2
Government National Mortgage Association II (E)
   5.750% due 2027                                        383             392
   5.000% due 2032                                        910             928

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSR Mortgage Loan Trust (E)
   Series 2002-9 Class A1A
   2.882% due 10/25/32                                    388             388
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   1.610% due 06/25/29                                    223             223
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    982           1,012
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                    503             541
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   1.650% due 07/25/32                                    485             485
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             556
   Series 2002-IQ2 Class A1
   4.090% due 12/15/35                                  1,327           1,380
Residential Accredit Loans, Inc.
   Series 2000-QS12 Class A1
   7.750% due 10/25/30                                     92              94
   Series 2001-QS19 Class A1
   6.000% due 12/25/16                                    725             748
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
   5.650% due 09/25/32                                    267             272
Residential Funding Mortgage Securities II
   Series 2003-HS1 Class AI2
   2.120% due 02/25/33                                  2,500           2,495
Resolution Trust Corp.
   Series 1995-2 Class C1
   7.450% due 05/25/29                                    138             138
Structured Asset Mortgage Investments, Inc.
   Series 1998-9 Class 2A2
   6.125% due 11/25/13                                    295             304
   Series 2002-AR3 Class A1
   1.659% due 09/19/32                                    289             290
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                  1,047           1,085
Union Planters Mortgage Finance Corp.
   Series 1999-1 Class A1
   6.250% due 04/01/29                                    182             186

                                                        Short Term Bond Fund  61

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Mortgage Securities Corp.
   Series 1993-1 Class AA
   5.063% due 09/25/33                                    350             356
   Series 1994-1 Class A2
   4.474% due 06/25/32                                  1,001           1,022
Vendee Mortgage Trust
   Series 2000-1 Class 2B
   7.250% due 12/15/20                                    232             234
Wachovia Asset Securitization, Inc.
   Series 2002-1 Class 1A1
   6.250% due 10/25/33                                    543             557
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,000           1,007
Washington Mutual (E)
   Series 2000-1 Class A1
   1.610% due 06/25/24                                    105             105
   Series 2001-1 Class A
   4.055% due 01/25/41                                     89              89
Washington Mutual Mortgage Securities Corp. (E)
   Series 2001-9 Class 1A1
   4.373% due 04/25/28                                    218             225
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)(Y)
   5.799% due 08/25/32                                  2,084           2,141
   Series 2002-AR1 Class 1A1
   4.927% due 11/25/30                                    480             502
   Series 2002-AR2 Class 2A1
   6.190% due 07/25/32                                    374             385
                                                                 ------------
                                                                      169,864
                                                                 ------------

Municipal Bonds - 0.0%
California State Department of Water Resources
   Revenue Bonds
   3.585% due 05/01/04                                    475             482
                                                                 ------------
United States Government Agencies - 2.5%
Federal Home Loan Bank System
   0.000% due 04/27/10                                  1,533           1,427
Federal Home Loan Mortgage Corp.
   4.250% due 03/22/06                                  1,450           1,481
   3.500% due 09/15/07                                  8,500           8,738
Federal National Mortgage Association
   4.450% due 05/03/05                                  1,150           1,192
   2.875% due 10/15/05                                  5,600           5,736

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.625% due 10/15/07                                  2,450           2,832
Vendee Mortgage Trust
   6.500% due 05/15/08                                    806             852
                                                                 ------------
                                                                       22,258
                                                                 ------------

United States Government Treasuries - 20.0%
United States Treasury Bond
   10.000% due 05/15/10                                 1,025           1,195
United States Treasury Inflation Indexed Bonds
   3.875% due 01/15/09                                  1,005           1,128
   4.250% due 01/15/10                                  5,222           6,021
   3.875% due 04/15/29                                    111             135
United States Treasury Note
   3.250% due 05/31/04                                 14,115          14,430
   5.875% due 11/15/04                                  4,945           5,286
   2.000% due 11/30/04                                 18,375          18,566
   1.750% due 12/31/04                                    100             101
   1.625% due 03/31/05                                 81,870          82,114
   1.625% due 04/30/05                                    440             441
   6.750% due 05/15/05                                  4,330           4,783
   5.875% due 11/15/05                                  4,825           5,303
   5.625% due 02/15/06                                    920           1,014
   4.625% due 05/15/06                                  2,140           2,305
   6.875% due 05/15/06                                    115             131
   7.000% due 07/15/06                                    685             789
   3.500% due 11/15/06                                 14,640          15,262
   4.375% due 05/15/07                                  6,825           7,323
   3.000% due 11/15/07                                  4,475           4,536
   3.000% due 02/15/08                                  1,190           1,202
   8.750% due 11/15/08                                  1,700           1,768
   9.125% due 05/15/09                                    750             810
   6.000% due 08/15/09                                    505             585
   10.375% due 11/15/09                                   900           1,022
   12.750% due 11/15/10                                 1,825           2,313
   10.375% due 11/15/12                                 1,075           1,424
   8.750% due 05/15/17                                    800           1,163
                                                                 ------------
                                                                      181,150
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $740,756)                                                       754,038
                                                                 ------------

SHORT-TERM INVESTMENTS - 19.0%
African Development Bank
   9.750% due 12/15/03                                  1,720           1,809
AT&T Corp.
   7.500% due 04/01/04                                  3,500           3,639
AvalonBay Communities, Inc.
   6.580% due 02/15/04                                    750             778

 62  Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
British Telecommunications PLC (E)
   2.554% due 12/15/03                                    200             201
Bundesschatzanweisungen
   4.250% due 06/13/03                                  3,700           4,136
Conoco, Inc.
   5.900% due 04/15/04                                    475             494
CSX Corp.
   Series MTNC
   5.850% due 12/01/03                                  1,000           1,024
DaimlerChrysler Financial Services North America
   LLC (E)
   Series MTNR
   1.431% due 06/18/03                                    400             400
Danske Corp. Commercial Paper (c)(y)
   1.210% due 07/10/03                                  9,500           9,470
Duke Realty, LP
   7.300% due 06/30/03                                  2,000           2,017
ERP Operating, LP
   6.650% due 11/15/03                                  1,000           1,025
Evans Withycombe Residential
   7.500% due 04/15/04                                  1,000           1,045
Federal Home Loan Mortgage Corp. Discount Note
   (c)(y)
   1.170% due 07/10/03                                  5,600           5,583
Federal National Mortgage Association Discount
   Note (c)(y)
   1.220% due 05/21/03                                 12,700          12,691
   1.160% due 07/02/03                                  5,600           5,585
First Chicago Corp.
   6.875% due 06/15/03                                  1,000           1,006
Ford Motor Credit Co. (E)
   1.806% due 06/23/03                                    500             500
Frank Russell Investment Company Money Market
   Fund                                                85,358          85,358
French Treasury Note BTAN
   4.500% due 07/12/03                                  3,476           3,893
General Electric Capital Corp.
   Series MTNA
   5.375% due 04/23/04                                  3,000           3,114
General Electric Capital Corp. Commercial Paper
   1.250% due 07/23/03                                    300             299
   1.250% due 07/25/03                                  1,800           1,797
General Motors Acceptance Corp. (E)
   1.680% due 08/04/03                                  1,200           1,199
   5.750% due 11/10/03                                    750             763
HBOS Treasury Services PLC Commercial Paper(E)
   1.240% due 05/29/03                                  2,800           2,797

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Italy Buoni Poliennali Del Tesoro
   4.500% due 07/15/03                                  1,876           2,102
ITT Corp.
   6.750% due 11/15/03                                  1,500           1,523
Kimco Realty Corp.
   6.500% due 10/01/03                                  1,000           1,020
Landesbank Baden-Wuerttemberg Girozentrale
   7.875% due 04/15/04                                  2,500           2,662
Morgan Stanley (E)
   Series MTNC
   1.361% due 09/19/03                                  1,500           1,501
Province of Manitoba
   6.125% due 01/19/04                                  2,000           2,066
RBSG Capital Corp.
   10.125% due 03/01/04                                 1,000           1,068
Sears Roebuck Acceptance
   Series MTN3
   6.560% due 11/20/03                                  1,000           1,018
   Series MTN4
   6.720% due 09/17/03                                  2,550           2,587
Svenska Handlsbank Commercial Paper (c)(y)
   1.230% due 06/24/03                                  3,900           3,893
United States Treasury Bill (c)(y)(s)
   1.150% due 05/15/03                                    100             100
United States Treasury Note
   1.087% due 05/15/03                                  1,650           1,673
Upjohn Co.-Esot
   9.790% due 02/01/04                                    213             226
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $170,892)                                                       172,062
                                                                 ------------

TOTAL INVESTMENTS - 102.3%
(identified cost $911,648)                                            926,100

OTHER ASSETS AND LIABILITIES
NET - (2.3%)                                                          (20,680)
                                                                 ------------

NET ASSETS - 100.0%                                                   905,420
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund  63

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Euribor Futures (UK)
   expiration date 09/03 (1)                              244               --
   expiration date 03/04 (1)                              244               (1)
Eurodollar Futures
   expiration date 06/04 (13)                           3,193                6
   expiration date 09/04 (15)                           3,671                7
   expiration date 12/04 (17)                           4,144                7
   expiration date 03/05 (15)                           3,644                7
Three Month LIBOR Futures (UK)
   expiration date 12/03 (1)                              121               --
   expiration date 03/04 (1)                              121               (1)
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                   25
                                                                  ============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Three Month LIBOR Swap
   July 03 4.00 Call (1)                                    2,400                 (4)
   Dec 03 3.50 Call (1)                                     7,350                (19)
   Dec 03 5.50 Put (1)                                     11,550                 (7)
                                                                     ---------------

Total Liability for Options Written
(premiums received $54)                                                          (30)
                                                                     ===============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           4,111      USD         4,413    05/15/03               (173)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 64  Short Term Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long-Term Investments - 101.5%
Asset-Backed Securities - 13.8%
American Express Master Trust (E)
   Series 2001-1 Class A
   1.400% due 09/15/05                                  1,555           1,556
   Series 2002-1 Class A
   1.380% due 12/15/05                                    910             910
AmeriCredit Automobile Receivables Trust (E)
   Series 2002-A Class A3
   1.500% due 10/12/06                                    550             550
   Series 2002-EM Class A3B
   1.560% due 03/06/07                                  1,595           1,594
Bank One Issuance Trust (E)
   Series 2003-A2 Class A2
   1.388% due 10/15/08                                  6,390           6,390
Bombardier Receivables Master Trust I (E)
   Series 2000-1 Class A
   1.480% due 09/15/05                                  1,250           1,249
Capital Auto Receivables Asset Trust (E)
   Series 2001-1 Class A5
   1.390% due 07/15/06                                    735             735
   Series 2002-4 Class A3
   1.360% due 01/16/06                                  1,060           1,060
   Series 2002-5 Class A2A
   1.370% due 01/18/05                                    879             879
Capital One Master Trust (E)
   Series 2002-3A Class A
   1.390% due 02/15/08                                  2,830           2,816
Carco Auto Loan Master Trust (E)
   Series 2000-B Class A1
   1.390% due 10/17/05                                  1,305           1,305
Case Equipment Loan Trust
   Series 1999-B Class A4
   6.900% due 06/15/06                                    298             299
Chase Credit Card Master Trust (E)
   Series 2002-2 Class A
   1.360% due 07/16/07                                  6,955           6,959
   Series 2003-1 Class A
   1.423% due 04/15/08                                  3,010           3,010
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2001-4 Class 1A1
   1.540% due 04/25/16                                    102             102
   Series 2002-1 Class 1A1
   1.460% due 02/25/17                                    213             213
Chesapeake Funding LLC (E)
   Series 2002-1 Class A1
   1.500% due 06/07/07                                    835             835

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,050           1,146
CNH Equipment Trust (E)
   Series 2001-A Class A3
   1.480% due 11/15/05                                    872             871
Conseco Finance Securitizations Corp. (E)
   Series 2001-3 Class A1
   1.438% due 05/01/33                                    150             150
Continental Airlines, Inc.
   6.545% due 02/02/19                                    514             447
Countrywide Asset-Backed Certificates (E)(Y)
   1.618% due 06/25/33                                    455             455
Daimler Chrysler Master Owner Trust (E)
   Series 2003-A Class A
   1.388% due 02/15/08                                  1,225           1,225
Discover Card Master Trust I (E)
   Series 2000-2 Class A
   1.490% due 09/18/07                                  1,645           1,649
Distribution Financial Services Floorplan Master
   Trust (E)(Y)
   Series 2003-2 Class A
   1.410% due 04/15/08                                  1,630           1,630
DVI Receivables Corp. (E)
   Series 2002-1 Class A3A
   1.658% due 06/11/10                                    880             879
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2000-23 Class A
   1.460% due 05/25/30                                  3,002           3,007
Federal National Mortgage Association Grantor
   Trust (E)
   Series 2003-T3 Class 1A (Y)
   1.460% due 06/25/33                                  2,637           2,641
   Series 2003-T4 Class 1A
   1.425% due 09/26/33                                  5,085           5,085
First Deposit Master Trust (E)
   Series 1996-1 Class A
   1.480% due 08/15/07                                  2,600           2,600
First Franklin Mortgage Loan Asset Backed
   Certificates
   Series 2002-FF1 Class 1A2
   3.790% due 04/25/32                                  1,990           2,039
First Franklin NIM Trust (Y)
   Series 2002-FF1 Class A
   7.870% due 04/25/32                                    263             263

                                                       Diversified Bond Fund  65

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.400% due 08/15/08                                    465             466
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                                    825             851
   Series 2002-A Class A
   1.360% due 10/15/07                                  4,540           4,542
   Series 2003-A Class A
   2.400% due 07/15/08                                    920             924
Ford Credit Auto Owner Trust (E)
   Series 2001-E Class A3
   1.450% due 03/15/05                                  2,075           2,075
   Series 2002-A Class A3B
   1.430% due 01/15/06                                  1,925           1,925
Ford Credit Floorplan Master Owner Trust (E)
   Series 2001-1 Class A
   1.400% due 07/17/06                                    865             865
General Motors Acceptance Corp. (E)
   1.699% due 07/30/04                                    800             791
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   1.619% due 06/18/27                                  1,321           1,322
   Series 2003-HE1 Class A1
   1.410% due 04/25/33                                  1,465           1,466
Greyhound Funding LLC (E)
   Series 2001-1 Class A1
   1.560% due 09/07/06                                    521             521
   Series 2001-1 Class A2
   1.620% due 09/09/13                                  1,400           1,400
Honda Auto Receivables Owner Trust
   Series 2002-2 Class A4
   4.490% due 09/17/07                                    760             801
   Series 2003-1 Class A31
   1.920% due 11/20/06                                  2,400           2,411
Household Credit Card Master Note Trust I (E)
   Series 2002-1 Class A
   1.440% due 07/15/08                                    760             759
Long Beach Asset Holdings Corp. (Y)
   Series 2003-2 Class N1
   7.627% due 06/25/33                                    405             405
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                                    740             785
   Series 2003-A2 Class A2
   1.357% due 08/15/08                                  6,005           6,003

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MBNA Master Credit Card Trust USA
   Series 1998-C Class C
   6.350% due 11/15/05                                  1,330           1,338
   Series 2000-C Class A
   1.470% due 07/15/07                                  2,860           2,866
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2002-NC1 Class A1
   1.640% due 05/25/33                                  1,256           1,256
   Series 2003-WMC2 Class A2
   1.660% due 02/25/34                                  1,321           1,322
Morgan Stanley ABS Capital One
   Series 2003 NC5 Class A2
   1.600% due 05/25/33                                    740             740
Morgan Stanley Dean Witter Capital I (E)(Y)
   Series 2003-NC4 Class A2
   1.688% due 04/25/33                                    680             680
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                  1,965           2,085
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A2
   1.320% due 06/25/11                                  1,200           1,199
Nissan Auto Receivables Owner Trust
   Series 2003-A Class A3
   1.890% due 12/15/06                                  1,865           1,869
NPF XII, Inc. (Y)
   Series 2002-1A Class A
   2.390% due 05/02/05                                  1,825             365
Nynex Corp.
   9.550% due 05/01/10                                    233             282
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   1.605% due 01/25/32                                  2,090           2,091
   Series 2003-1 Class A2
   1.790% due 02/25/33                                  1,812           1,819
Option One Mortgage Securities Corp. NIM Trust
   (Y)
   1.630% due 04/25/10                                  1,025           1,025
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS2 Class AI1
   1.480% due 04/25/21                                     74              74
   Series 2002-RS5 Class AII
   1.690% due 09/25/32                                    798             797
   Series 2002-RZ2 Class A1
   1.460% due 11/25/21                                    209             209
   Series 2003-RS1 Class AII
   1.728% due 02/25/33                                  1,363           1,365

 66  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-RS2 Class AII
   1.660% due 03/25/33                                  1,236           1,236
   Series 2003-RS3 Class AII (Y)
   1.670% due 04/25/33                                    945             945
   Series 2003-RZ1 Class AI3
   3.490% due 08/25/29                                  1,095           1,111
Residential Asset Securities Corp. (E)
   Series 2002-KS3 Class A1B
   1.570% due 05/25/32                                  1,531           1,530
   Series 2003-KS1 Class A2
   1.710% due 01/25/33                                    908             909
Residential Funding Mortgage Securities II (E)
   Series 2003-HI1 Class A1
   1.410% due 04/25/10                                  1,019           1,018
Ryder Vehicle Lease Trust
   Series 2001-A Class A3
   5.520% due 05/16/05                                    161             162
Saxon Asset Securities Trust (E)
   Series 2003-1 Class AV1
   1.642% due 06/25/33                                  1,810           1,811
Sears Credit Account Master Trust (E)
   Series 2001-2 Class A
   1.420% due 06/16/08                                    905             903
   Series 2002-1 Class A
   1.410% due 02/18/09                                  2,820           2,809
SLM Student Loan Trust (E)
   Series 2003-3 Class A2
   1.310% due 06/15/10                                  1,845           1,845
   Series 2003-A Class A1
   1.339% due 12/15/15                                    955             957
Small Business Administration
   7.449% due 08/01/10                                    239             272
Specialty Underwriting & Residential (E)(Y)
   Series 2003-BC1 Class A
   1.650% due 01/25/34                                    913             914
Superior Wholesale Inventory Financing Trust (E)
   Series 2000-A Class A
   1.419% due 04/15/07                                  1,455           1,458
   Series 2001-A7 Class A
   1.400% due 03/15/06                                  1,735           1,735
Systems 2001 AT LLC
   7.156% due 12/15/11                                    252             273
Toyota Auto Receivables Owner Trust (E)
   Series 2001-A Class A4
   1.420% due 09/17/07                                  1,000           1,000
   Series 2002-C Class A4
   1.360% due 05/15/09                                    880             880

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Triad Auto Receivables Owner Trust (E)
   Series 2003-A Class A3
   1.494% due 07/12/07                                  1,070           1,070
Wal-Mart Stores, Inc.
   8.800% due 12/30/14                                    315             410
WFS Financial Owner Trust
   Series 2002-2 Class A3
   3.810% due 02/20/07                                  1,095           1,124
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                  2,290           2,328
William Street Funding Corp.
   1.620% due 04/23/06                                  2,595           2,606
World Financial Network Credit Card Master Trust
   (E)
   Series 2001-A Class A
   1.550% due 06/16/08                                  1,075           1,075
                                                                 ------------
                                                                      134,624
                                                                 ------------

Corporate Bonds and Notes - 16.2%
Ahold Finance USA, Inc.
   8.250% due 07/15/10                                    260             229
Alabama Power Co.
   Series N
   4.875% due 09/01/04                                    540             561
Allegiance Corp.
   7.000% due 10/15/26                                    130             153
Altria Group, Inc.
   7.650% due 07/01/08                                    310             328
Amerada Hess Corp.
   7.875% due 10/01/29                                    100             119
   7.300% due 08/15/31                                    370             414
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    110             114
American General Finance Corp.
   Series MTNH
   5.375% due 10/01/12                                    850             883
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    295             363
AOL Time Warner, Inc.
   6.125% due 04/15/06                                    600             639
   6.750% due 04/15/11                                    780             847
   7.625% due 04/15/31                                  1,015           1,119
Archer-Daniels-Midland Co.
   8.375% due 04/15/17                                    665             882
AT&T Broadband
   8.375% due 03/15/13                                    250             305
   9.455% due 11/15/22                                    211             281

                                                       Diversified Bond Fund  67

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AT&T Corp.
   5.360% due 11/21/03                                  1,600           1,795
   7.800% due 11/15/11                                    300             329
   8.500% due 11/15/31                                    410             456
AT&T Wireless Services, Inc.
   8.125% due 05/01/12                                  2,055           2,416
   8.750% due 03/01/31                                  1,430           1,781
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                    790             833
Bank of America Corp.
   7.800% due 02/15/10                                     55              67
Bank of New York
   5.500% due 12/01/17                                    410             426
Bank One Corp.
   5.250% due 01/30/13                                    500             526
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    180             206
BCI US Funding Trust Step Up Bond
   8.010% due 12/29/49                                    570             647
BellSouth Corp.
   6.875% due 10/15/31                                    830             967
Beneficial Corp.
   8.400% due 05/15/08                                  1,235           1,479
Boeing Capital Corp.
   6.100% due 03/01/11                                    285             300
Boeing Co. (The)
   5.125% due 02/15/13                                    490             494
   8.750% due 08/15/21                                    550             700
Boston Properties, Inc.
   6.250% due 01/15/13                                    645             692
Bristol-Myers Squibb Co.
   5.750% due 10/01/11                                    630             684
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                    265             296
Campbell Soup Co.
   5.875% due 10/01/08                                    160             179
   6.750% due 02/15/11                                    150             172
   8.875% due 05/01/21                                    420             566
Carolina Power & Light Co.
   6.875% due 08/15/23                                    410             424
CarrAmerica Realty Corp.
   7.125% due 01/15/12                                    515             554
Caterpillar Financial Services Corp.
   Series MTND
   9.500% due 02/06/07                                    420             513
Cendant Corp.
   6.250% due 03/15/10                                    150             159
CenterPoint Energy Houston Electric LLC
   5.700% due 03/15/13                                    160             170

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Champion International Corp.
   6.400% due 02/15/26                                    460             502
Chrysler Corp.
   7.450% due 03/01/27                                    850             944
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    170             181
CIT Group, Inc.
   5.625% due 05/17/04                                  2,535           2,618
   6.500% due 02/07/06                                    250             270
   6.875% due 11/01/09                                    100             111
Citicorp
   7.250% due 10/15/11                                    370             438
CitiFinancial
   8.700% due 06/15/10                                    380             481
Citigroup, Inc.
   3.500% due 02/01/08                                    980             986
   7.250% due 10/01/10                                  1,440           1,707
   6.875% due 02/15/98                                    790             911
Clear Channel Communications, Inc.
   6.000% due 11/01/06                                     55              59
Coca-Cola Enterprises, Inc.
   7.000% due 10/01/26                                    675             774
   6.750% due 01/15/38                                    250             283
Collegiate Funding Services Education Loan Trust
   I (E)
   Series A-1
   1.400% due 03/30/12                                  1,530           1,531
Columbus Southern Power Co.
   5.500% due 03/01/13                                     75              78
Comcast Cable Communications
   8.375% due 05/01/07                                  1,245           1,438
   7.125% due 06/15/13                                  1,365           1,548
Comcast Corp.
   5.850% due 01/15/10                                    120             127
   7.050% due 03/15/33                                    395             430
ConAgra Foods, Inc.
   7.875% due 09/15/10                                  1,015           1,232
Conoco, Inc.
   6.950% due 04/15/29                                    800             936
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    235             260
Countrywide Home Loans, Inc.
   Series MTNH
   6.250% due 04/15/09                                    500             556
   Series MTNJ
   5.250% due 06/15/04                                    500             520
   Series MTNK
   5.500% due 02/01/07                                    110             119
COX Communications, Inc.
   6.750% due 03/15/11                                    785             893

 68  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc.
   5.875% due 08/01/06                                    720             787
   4.625% due 01/15/08                                    140             147
CSX Corp.
   6.750% due 03/15/11                                    915           1,037
CVS Corp.
   5.625% due 03/15/06                                    320             348
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                    710             776
   4.750% due 01/15/08                                  1,130           1,168
Deere & Co.
   8.100% due 05/15/30                                    450             588
Detroit Edison Co.
   6.125% due 10/01/10                                    190             210
   6.350% due 10/15/32                                     95             105
Deutsche Bank Financial LLC
   5.375% due 03/02/15                                    650             680
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    200             230
Dominion Resources, Inc.
   4.125% due 02/15/08                                    620             634
   Series B
   6.250% due 06/30/12                                     80              88
Dow Chemical Co. (The)
   7.375% due 11/01/29                                    505             572
DPL, Inc.
   8.250% due 03/01/07                                    220             235
Dresdner Funding Trust I
   8.151% due 06/30/31                                    320             333
DTE Energy Co.
   6.450% due 06/01/06                                    265             290
Duke Energy Field Services LLC
   7.500% due 08/16/05                                    275             301
   5.750% due 11/15/06                                     60              63
   6.875% due 02/01/11                                     40              44
Duke Realty, LP
   5.875% due 08/15/12                                    405             426
Eastman Chemical Co.
   7.000% due 04/15/12                                     65              74
Eli Lilly & Co.
   6.770% due 01/01/36                                    545             642
EOP Operating, LP
   7.000% due 07/15/11                                    500             569
   5.875% due 01/15/13                                    100             107
Exelon Corp.
   6.750% due 05/01/11                                    500             564
FedEx Corp.
   6.875% due 02/15/06                                    305             337
   7.600% due 07/01/97                                    155             168
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    330             367

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fifth Third Capital Trust I
   Series A
   8.136% due 03/15/27                                    615             734
Financing Corp. Zero Coupon
   Series 15P
   0.000% due 03/07/19                                    485             207
First Bank National Association
   5.700% due 12/15/08                                     70              77
First Union Institutional Capital I
   8.040% due 12/01/26                                    225             262
FirstEnergy Corp.
   Series A
   5.500% due 11/15/06                                     75              79
   Series B
   6.450% due 11/15/11                                    280             303
   Series C
   7.375% due 11/15/31                                  1,630           1,796
FleetBoston Financial Corp.
   7.250% due 09/15/05                                    300             334
   4.875% due 12/01/06                                    430             457
Florida Power & Light Co.
   6.875% due 12/01/05                                  3,000           3,345
Ford Motor Co.
   6.375% due 02/01/29                                     90              72
   7.450% due 07/16/31                                    745             663
   8.900% due 01/15/32                                    475             473
Ford Motor Credit Co.
   6.750% due 05/15/05                                    350             361
   6.875% due 02/01/06                                  2,380           2,462
   7.375% due 10/28/09                                  1,285           1,313
   7.375% due 02/01/11                                    860             872
Fortune Brands, Inc.
   7.875% due 01/15/23                                    380             455
Foster's Finance Corp.
   6.875% due 06/15/11                                    260             298
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    510             553
GE Global Insurance Holding Corp.
   6.450% due 03/01/19                                    650             670
General Electric Capital Corp.
   8.300% due 09/20/09                                    235             288
   Series MTNA
   6.800% due 11/01/05                                    625             694
   5.875% due 02/15/12                                    280             306
   6.000% due 06/15/12                                    685             756
   5.450% due 01/15/13                                  1,480           1,572
   6.750% due 03/15/32                                    515             596
General Electric Co.
   5.000% due 02/01/13                                  1,070           1,105

                                                       Diversified Bond Fund  69

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Acceptance Corp. (E)
   1.759% due 07/20/04                                  3,300           3,263
   6.750% due 01/15/06                                    440             464
   6.125% due 09/15/06                                  1,550           1,609
   7.250% due 03/02/11                                  2,310           2,383
   6.875% due 09/15/11                                  1,100           1,121
   7.000% due 02/01/12                                    175             179
   8.000% due 11/01/31                                  1,595           1,661
Golden West Financial Corp.
   4.125% due 08/15/07                                    220             229
Goldman Sachs Group, Inc.
   4.125% due 01/15/08                                    100             103
   7.350% due 10/01/09                                    725             850
   6.875% due 01/15/11                                    520             598
   6.600% due 01/15/12                                    705             795
   5.250% due 04/01/13                                    600             616
   6.125% due 02/15/33                                  1,180           1,217
Grand Metropolitan Investment Corp.
   7.450% due 04/15/35                                    300             369
GTE California, Inc.
   Series F
   6.750% due 05/15/27                                    550             612
Hartford Financial Services Group, Inc.
   6.375% due 11/01/08                                    750             829
Hertz Corp.
   9.000% due 11/01/09                                    230             249
HJ Heinz Co.
   6.375% due 07/15/28                                     50              54
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    220             250
Household Finance Corp.
   4.625% due 01/15/08                                    160             167
   6.375% due 10/15/11                                    935           1,024
   7.000% due 05/15/12                                    630             722
   6.375% due 11/27/12                                    225             248
International Lease Finance Corp.
   6.375% due 03/15/09                                    240             261
   Series MTNO
   4.000% due 01/17/06                                  1,100           1,117
International Paper Co.
   5.850% due 10/30/12                                    445             476
ITT Industries, Inc.
   7.400% due 11/15/25                                    800             912
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    235             256
JP Morgan Chase & Co.
   5.350% due 03/01/07                                    185             201
   6.750% due 02/01/11                                    960           1,093
   5.750% due 01/02/13                                    515             547

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kellogg Co.
   Series B
   7.450% due 04/01/31                                    305             379
Kerr-McGee Corp.
   7.875% due 09/15/31                                    435             520
Keycorp
   7.500% due 06/15/06                                    750             854
KeySpan Corp.
   6.150% due 06/01/06                                    290             321
   7.625% due 11/15/10                                    500             604
Kohl's Corp.
   6.300% due 03/01/11                                    505             571
Kroger Co.
   6.750% due 04/15/12                                  1,000           1,114
   7.500% due 04/01/31                                    295             337
Legg Mason, Inc.
   6.750% due 07/02/08                                    245             274
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    315             358
Liberty Media Corp.
   5.700% due 05/15/13                                    100             100
Liberty Property-LP
   7.250% due 03/15/11                                    425             485
Lincoln National Corp.
   7.250% due 05/15/05                                    450             490
   6.500% due 03/15/08                                    200             223
Lockheed Martin Corp.
   8.500% due 12/01/29                                    645             865
Loral Corp.
   7.000% due 09/15/23                                    675             744
Lowe's Cos., Inc.
   6.875% due 02/15/28                                    680             777
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    720             870
Monumental Global Funding II
   3.850% due 03/03/08                                    415             420
Morgan Stanley
   4.250% due 05/15/10                                  1,935           1,924
   6.750% due 04/15/11                                    320             364
Nabisco, Inc.
   6.375% due 02/01/05                                    480             503
Natexis Ambs Co. LLC
   8.440% due 12/29/49                                    270             320
National Rural Utilities Cooperative Finance
   5.750% due 08/28/09                                    740             803
NB Capital Trust IV
   8.250% due 04/15/27                                    160             193
New England Telephone & Telegraph
   7.875% due 11/15/29                                    235             294

 70  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America Holdings
   7.750% due 01/20/24                                    620             705
   8.150% due 10/17/36                                    360             420
   7.750% due 12/01/45                                    395             449
News America, Inc.
   6.750% due 01/09/38                                     45              49
Nisource Finance Corp.
   7.875% due 11/15/10                                    235             284
Norfolk Southern Corp.
   6.200% due 04/15/09                                    900           1,008
   7.700% due 05/15/17                                     50              62
   7.050% due 05/01/37                                    325             372
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                    830           1,027
Nynex Capital Funding Co.
   Series MTNB
   8.750% due 12/01/04                                    450             488
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             243
Ocean Energy, Inc.
   Series B
   7.625% due 07/01/05                                    355             396
Ohio Power Co.
   5.500% due 02/15/13                                     35              37
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    240             278
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  2,475           2,685
PNC Funding Corp.
   7.500% due 11/01/09                                    620             741
Procter & Gamble - Esop
   Series A
   9.360% due 01/01/21                                     90             123
Progress Energy, Inc.
   6.750% due 03/01/06                                    105             116
   7.100% due 03/01/11                                     90             103
   7.750% due 03/01/31                                    170             207
   7.000% due 10/30/31                                     70              78
Progressive Corp. (The)
   6.375% due 01/15/12                                    420             471
   6.250% due 12/01/32                                    535             578
Prudential Funding LLC
   6.600% due 05/15/08                                    175             198
PSEG Power LLC
   7.750% due 04/15/11                                    100             119
Raytheon Co.
   6.300% due 03/15/05                                    880             943
Republic Services, Inc.
   6.750% due 08/15/11                                    360             405

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Resolution Funding Corp.
   Series A
   8.875% due 07/15/20                                  1,855           2,683
   8.625% due 01/15/21                                    715             987
   8.625% due 01/15/30                                    390             597
Safeway, Inc.
   7.250% due 02/01/31                                     45              50
Sears Roebuck Acceptance
   7.000% due 06/01/32                                     70              71
Sempra Energy ESOP
   6.000% due 02/01/13                                    300             319
Simon Property Group, LP
   4.875% due 03/18/10                                    785             794
Sovereign Bank
   5.125% due 03/15/13                                    450             445
Sprint Capital Corp.
   7.125% due 01/30/06                                    500             528
   6.125% due 11/15/08                                  1,115           1,137
   6.875% due 11/15/28                                  2,240           2,072
   8.750% due 03/15/32                                    625             684
SunTrust Banks, Inc.
   6.250% due 06/01/08                                    150             169
   6.000% due 02/15/26                                    500             542
Target Corp.
   5.950% due 05/15/06                                    535             585
TCI Communications, Inc.
   8.000% due 08/01/05                                    585             638
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    125             161
   7.875% due 08/01/13                                    535             626
Tenet Healthcare Corp.
   6.375% due 12/01/11                                    450             428
   7.375% due 02/01/13                                    370             367
Texaco Capital, Inc.
   9.750% due 03/15/20                                    440             639
   8.875% due 09/01/21                                    220             304
Time Warner Cos
   7.570% due 02/01/24                                     65              70
Time Warner, Inc.
   7.975% due 08/15/04                                    300             319
   9.125% due 01/15/13                                    100             122
   6.875% due 06/15/18                                    950             997
Toys R US, Inc.
   7.625% due 08/01/11                                     80              83
Transocean, Inc.
   7.500% due 04/15/31                                    330             403
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    160             162
UBS Preferred Funding Trust I (p)
   8.622% due 10/29/49                                    580             721

                                                       Diversified Bond Fund  71

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Unilever Capital Corp.
   5.900% due 11/15/32                                    325             342
Union Oil Co. of California
   Series MTNB
   9.400% due 02/15/11                                    470             591
Union Pacific Corp.
   5.750% due 10/15/07                                    535             584
   6.125% due 01/15/12                                    315             348
United Technologies Corp.
   8.750% due 03/01/21                                    380             509
Unitrin, Inc.
   5.750% due 07/01/07                                    655             688
US Bank National Association
   Series BKNT
   5.625% due 11/30/05                                    500             540
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    165             183
Verizon Global Funding Corp.
   7.750% due 12/01/30                                    350             432
Verizon Pennsylvania, Inc.
   8.350% due 12/15/30                                    355             461
Verizon Virginia, Inc.
   8.375% due 10/01/29                                    230             300
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    555             598
Viacom, Inc.
   7.700% due 07/30/10                                    710             861
Vornado Realty Trust
   5.625% due 06/15/07                                    410             422
Wachovia Corp.
   6.550% due 10/15/35                                    275             306
Washington Mutual Financial Corp.
   6.875% due 05/15/11                                    505             582
Weyerhaeuser Co.
   6.000% due 08/01/06                                  1,090           1,181
   6.125% due 03/15/07                                    305             332
   5.250% due 12/15/09                                    140             147
Wyeth
   5.250% due 03/15/13                                     70              73
Zions BanCorp.
   6.500% due 10/15/11                                    240             252
Zurich Capital Trust I
   8.376% due 06/01/37                                    535             523
                                                                 ------------
                                                                      157,719
                                                                 ------------

International Debt - 6.0%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                  1,150           1,274
ACE, Ltd.
   6.000% due 04/01/07                                    375             402

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
African Development Bank
   6.875% due 10/15/15                                    705             840
   8.800% due 09/01/19                                    295             406
Amvescap PLC
   6.600% due 05/15/05                                    985           1,063
Asian Development Bank
   6.250% due 10/24/05                                    315             345
AXA
   8.600% due 12/15/30                                  1,285           1,548
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    600             644
British Telecommunications PLC
   8.875% due 12/15/30                                  1,260           1,676
Canadian National Railway Co.
   6.800% due 07/15/18                                    450             525
Chile Government International Bond
   5.625% due 07/23/07                                    675             720
   5.500% due 01/15/13                                    130             133
Conoco Funding Co.
   6.350% due 10/15/11                                    815             924
Corp Andina de Fomento CAF
   Series EXCH
   6.875% due 03/15/12                                    700             746
Den Norske Bank ASA
   7.729% due 06/29/49                                    535             627
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,000           1,111
   8.500% due 06/15/10                                    395             476
   8.750% due 06/15/30                                  1,850           2,286
Diageo Capital PLC
   6.125% due 08/15/05                                    600             656
France Telecom
   8.700% due 03/01/06                                  1,295           1,471
   9.250% due 03/01/11                                  1,600           1,957
Granite Mortgages PLC (E)
   Series 2002-2 Class 1A1 (Y)
   1.439% due 01/20/17                                  1,831           1,831
   Series 2003-1 Class 1A2
   1.519% due 01/20/20                                  2,535           2,536
Holmes Financing PLC (E)
   Series 2001-3 Class 2A
   1.449% due 01/15/07                                  1,405           1,404
   Series 2002-6 Class 2A (Y)
   1.459% due 04/15/08                                  3,000           3,002
Hutchison Whampoa International 03/13, Ltd.
   6.500% due 02/13/13                                    380             385
Hydro Quebec
   Series GH
   8.250% due 04/15/26                                    505             687

 72  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Inter-American Development Bank
   5.375% due 11/18/08                                  1,100           1,217
   6.950% due 08/01/26                                    155             189
Italy Government International Bond
   6.875% due 09/27/23                                    150             184
   Series INTL
   6.000% due 02/22/11                                  1,155           1,313
Korea Development Bank
   5.250% due 11/16/06                                    850             897
   4.250% due 11/13/07                                     95              96
   5.500% due 11/13/12                                     30              31
Medallion Trust (E)(Y)
   Series 2003-1G Class A
   1.476% due 12/21/33                                  1,175           1,175
Mexico Government International Bond
   8.375% due 01/14/11                                  2,320           2,767
   6.375% due 01/16/13                                    600             629
   8.125% due 12/30/19                                    525             592
   8.300% due 08/15/31                                  1,535           1,737
National Westminster Bank PLC
   7.375% due 10/01/09                                    550             661
National Westminster Bank PLC Step Up Bond (P)
   7.750% due 04/29/49                                    800             920
Pearson PLC
   7.000% due 06/15/11                                    110             125
Permanent Financing PLC
   4.200% due 06/10/05                                  3,245           3,380
Petroleos Mexicanos
   9.500% due 09/15/27                                    260             310
Province of Manitoba
   8.800% due 01/15/20                                    200             285
   9.250% due 04/01/20                                    200             296
Province of New Brunswick
   9.750% due 05/15/20                                    190             292
Province of Newfoundland
   10.000% due 12/01/20                                    90             139
Province of Nova Scotia
   9.125% due 05/01/21                                    690           1,014
Province of Quebec
   7.500% due 07/15/23                                    815           1,030
   7.125% due 02/09/24                                    985           1,204
Province of Saskatchewan/Canada
   8.000% due 07/15/04                                  1,045           1,125
   7.375% due 07/15/13                                    500             628
Royal Bank of Scotland Group PLC (p)
   7.648% due 08/31/49                                    100             121
Royal KPN NV
   8.000% due 10/01/10                                  1,200           1,439

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                    155             184
Santander Financial Issuances
   6.800% due 07/15/05                                     90              99
   6.375% due 02/15/11                                    120             131
Sappi Papier Holding AG
   6.750% due 06/15/12                                    285             321
Skandinaviska Enskilda Banken AB
   6.875% due 02/15/09                                    225             257
Standard Chartered Bank
   8.000% due 05/30/31                                    485             584
Stora Enso Oyj
   7.375% due 05/15/11                                    190             223
Telefonica Europe BV
   8.250% due 09/15/30                                    725             940
TPSA Finance BV
   7.750% due 12/10/08                                    275             290
Vodafone Group PLC
   7.750% due 02/15/10                                    730             882
   6.250% due 11/30/32                                    580             619
XL Capital Europe PLC
   6.500% due 01/15/12                                    280             309
                                                                 ------------
                                                                       58,310
                                                                 ------------

Mortgage-Backed Securities - 37.9%
Asset Backed Funding Corp. NIM Trust
   Series 2002-NC1 Class N1
   8.840% due 08/25/32                                    177             177
Bank of America Mortgage Securities
   6.250% due 03/25/32                                    553             565
Bear Stearns Adjustable Rate Mortgage Trust
   6.165% due 08/25/32                                    130             133
   Series 2002-11 Class 1A1
   5.681% due 02/25/33                                    271             277
   Series 2002-11 Class 1A2
   5.377% due 02/25/33                                    749             770
   Series 2003-1 Class 6A1
   5.235% due 04/25/33                                    882             903
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2002-1 Class 1A1
   1.520% due 12/25/34                                    244             244
Bear Stearns Commercial Mortgage Securities
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,680           1,705

                                                       Diversified Bond Fund  73

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CDC Commercial Mortgage Trust
   Series 2002-FX1 Class A1
   5.252% due 05/15/19                                  1,297           1,376
CDC Mortgage Capital Trust (E)
   Series 2002-HE2 Class A
   1.610% due 01/25/33                                    982             980
Centex Home Equity (E)(Y)
   Series 2003-A Class AV1
   1.600% due 03/25/33                                    942             942
Chase Funding Loan Acquisition Trust (E)
   Series 2002-C1 Class IA1
   1.460% due 01/25/19                                     32              32
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                                    815             901
Countrywide Asset-Backed Certificates (E)
   Series 2000-2 Class AV1
   1.550% due 06/25/31                                    218             218
CS First Boston Mortgage Securities Corp.
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                    443             468
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                    900              96
   Series 2003-CK2 Class A4 (Y)
   4.801% due 03/15/36                                    780             796
Fannie Mae
   6.000% due 02/25/29                                    155             158
Federal Home Loan Mortgage Corp
   15 Year Gold TBA
   5.00% (o)                                            4,695           4,819
   5.50% (o)                                              450             467
   30 Year Gold TBA
   4.50% (o)                                            2,440           2,461
   5.50% (o)                                           28,020          28,714
   6.00% (o)                                           13,495          13,998
   6.50% (o)                                            6,800           7,093
   7.50% (o)                                              600             640
   6.750% due 2007                                         21              21
   7.000% due 2008                                        107             115
   8.000% due 2008                                         22              23
   8.500% due 2008                                         18              19
   8.000% due 2009                                         31              33
   7.000% due 2010                                         48              52
   8.000% due 2010                                          5               6
   6.000% due 2011                                      1,284           1,349
   7.000% due 2011                                         16              18

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2011                                         80              87
   6.000% due 2012                                         29              31
   8.000% due 2012                                         41              45
   7.000% due 2014                                        263             280
   12.000% due 2014                                        31              35
   12.000% due 2015                                        32              37
   6.000% due 2016                                         73              76
   9.000% due 2016                                        141             157
   12.500% due 2016                                        19              22
   6.000% due 2017                                      3,939           4,118
   8.000% due 2017                                         95             102
   9.000% due 2017                                          1               2
   9.000% due 2018                                        274             309
   9.000% due 2020                                        105             116
   9.000% due 2022                                         38              43
   6.500% due 2024                                        217             228
   9.000% due 2024                                        146             163
   6.500% due 2025                                        158             164
   8.500% due 2025                                        111             121
   9.000% due 2025                                         57              63
   9.000% due 2026                                          2               3
   8.500% due 2027                                        455             497
   6.500% due 2028                                      1,074           1,120
   6.500% due 2029                                      1,141           1,192
   7.843% due 2030                                         43              45
   7.500% due 2031                                        501             533
   6.500% due 2032                                        630             658
   7.000% due 2032                                      4,272           4,505
   7.500% due 2032                                        703             750
   Series 1991-1053 Class G
   7.000% due 03/15/21                                    217             222
   Series 2002-2504 Class L
   5.500% due 03/15/15                                     77              80
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2001-34 Class A1V
   1.440% due 07/25/31                                  1,433           1,436
   Series 2001-35 Class A
   1.460% due 09/25/31                                    955             958
   Series 2002-49 Class AV
   1.470% due 12/25/32                                  1,307           1,309
   Series 2003-54 Class 3AIO (Y)
   0.825% due 02/25/43                                 10,910             284
Federal National Mortgage Association
   15 Year TBA
   4.50% (o)                                            3,295           3,337
   5.00% (o)                                           17,690          18,155
   5.50% (o)                                           18,550          19,284
   6.00% (o)                                           10,010          10,489

 74  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   30 Year TBA
   5.00% (o)                                           16,075          16,156
   5.50% (o)                                           29,715          30,447
   6.00% (o)                                           16,670          17,283
   6.50% (o)                                              690             720
   7.00% (o)                                            3,940           4,162
   6.500% due 2004                                          2               2
   8.000% due 2004                                          1               1
   9.500% due 2005                                         11              12
   9.500% due 2006                                         15              16
   7.000% due 2007                                         23              25
   7.200% due 2007                                        937           1,066
   7.000% due 2008                                         82              87
   7.000% due 2009                                        139             149
   8.000% due 2010                                         10              11
   10.500% due 2010                                         4               5
   7.000% due 2011                                         52              56
   8.000% due 2011                                         15              16
   7.000% due 2012                                         21              22
   7.000% due 2015                                         58              62
   6.000% due 2016                                        378             396
   9.000% due 2016                                          4               4
   5.500% due 2017                                      3,249           3,382
   6.000% due 2017                                      2,135           2,238
   8.000% due 2017                                        151             166
   8.500% due 2017                                         16              18
   9.000% due 2017                                        140             156
   6.000% due 2018                                        746             782
   8.000% due 2020                                         10              11
   7.500% due 2022                                        258             276
   7.000% due 2023                                        477             508
   7.500% due 2023                                          6               6
   6.500% due 2024                                      1,122           1,179
   7.500% due 2024                                        149             159
   8.000% due 2024                                        434             472
   6.500% due 2025                                         79              83
   7.000% due 2025                                         71              76
   7.500% due 2025                                         57              61
   8.500% due 2025                                         49              53
   7.000% due 2026                                         22              23
   9.000% due 2026                                         70              76
   7.500% due 2027                                         13              14
   6.500% due 2028                                      4,994           5,212
   7.500% due 2028                                         40              43
   5.500% due 2029                                      1,540           1,587
   6.500% due 2029                                      8,958           9,360
   6.500% due 2030                                        709             742
   8.000% due 2030                                      1,295           1,404
   6.500% due 2031                                        888             925
   7.500% due 2031                                      1,990           2,119
   7.000% due 2032                                      5,350           5,650

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2032                                        306             325
   6.000% due 2033                                        808             842
   6.500% due 2033                                      2,154           2,251
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  2,511           2,739
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,385           1,538
   Series 1993-208 Class SA
   0.450% due 02/25/23                                  7,374              35
   Series 1997-81 Class PC
   5.000% due 04/18/27                                    599             611
Federal National Mortgage Association Grantor
   Trust (E)
   Series 2001-T13 Class A1
   1.480% due 03/25/32                                  1,247           1,247
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,530           1,730
   Series 2002-T13 Class A1
   1.420% due 08/25/32                                    215             214
   Series 2002-T5 Class A1
   1.440% due 05/25/32                                  3,100           3,108
   Series 2002-T7 Class A1
   1.430% due 07/25/32                                  1,812           1,810
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.620% due 04/25/42                                 10,403             309
   Series 2002-W11 Class AV1
   1.490% due 11/25/32                                  6,287           6,297
   Series 2002-W2 Class AV1
   1.450% due 06/25/32                                  2,400           2,406
   Series 2002-W3 Class A2
   5.500% due 10/25/21                                  2,045           2,135
   Series 2002-W6 Class 2AIO
   0.397% due 06/25/42                                  9,438             178
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    289             308
   Series 2003-W3 Class 2A2
   3.730% due 06/25/42                                  1,845           1,846
   Series 2003-W4 Class 1A2
   3.063% due 04/25/38                                  1,240           1,245
   Series 2003-W5 Class A
   1.391% due 04/25/33                                  3,120           3,121
Federal National Mortgage Association-Aces
   Series 1998-M4 Class B
   6.424% due 12/25/23                                    720             751
   Series 1999-M4 Class A
   7.269% due 12/25/09                                    462             472
First Horizon Asset Securities, Inc.
   6.500% due 11/25/32                                    797             820

                                                       Diversified Bond Fund  75

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Union Commercial Mortgage Securities, Inc.
   Series 1997-C2 Class A3
   6.650% due 11/18/29                                    455             511
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A1
   6.570% due 09/15/33                                    775             847
Government National Mortgage Association
   30 Year TBA
   6.000% (o)                                           1,500           1,564
   7.000% (o)                                           2,665           2,826
   8.500% (o)                                             270             292
   Series 1998-23 Class ZA
   6.500% due 09/20/28                                  6,729           7,244
   Series 2002-61 Class A
   3.261% due 12/16/16                                  1,971           2,012
   Series 2002-61 Class BA
   4.648% due 03/16/26                                  1,040           1,075
   Series 2002-91 Class C
   4.655% due 02/16/27                                  1,190           1,229
Government National Mortgage Association I
   30 Year TBA
   5.50% (o)                                            1,650           1,700
   6.00% (o)                                            6,765           7,072
   6.50% (o)                                            8,730           9,171
   8.000% due 2007                                          2               2
   6.500% due 2008                                         44              47
   6.500% due 2009                                        463             495
   7.000% due 2011                                          5               6
   8.000% due 2016                                          2               2
   9.500% due 2016                                         23              26
   8.000% due 2017                                         29              31
   10.500% due 2020                                        46              53
   8.000% due 2022                                        108             118
   8.500% due 2022                                         60              66
   7.500% due 2025                                         72              77
   8.000% due 2025                                        298             324
   9.000% due 2025                                        976           1,088
   6.500% due 2028                                      2,066           2,172
   6.500% due 2029                                      1,161           1,223
   7.500% due 2029                                         23              25
   8.500% due 2029                                        118             128
   7.500% due 2030                                      1,514           1,617
   8.000% due 2030                                        285             308
   8.500% due 2030                                        163             176
   6.500% due 2031                                        474             499
   7.000% due 2031                                        162             171

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2031                                         79              84
   8.000% due 2031                                      1,523           1,649
   6.500% due 2032                                        767             806
   7.000% due 2032                                      4,082           4,323
   7.500% due 2032                                      1,182           1,262
   8.000% due 2032                                        173             188
Government National Mortgage Association II (E)
   5.375% due 2023                                        743             767
   5.625% due 2023                                      1,050           1,074
   5.375% due 2024                                        487             501
GS Mortgage Securities Corp. II
   Series 1997-GL Class A2A
   6.940% due 07/13/30                                    111             113
   Series 2003-C1 Class A3
   4.608% due 01/10/40                                  1,655           1,660
GSAMP Trust (Y)
   Series 2002-NC1N Class NOTE
   8.500% due 07/25/32                                    266             264
GSRPM Mortgage Loan Trust (E)(Y)
   Series 2003-1 Class A1
   1.625% due 01/25/32                                    688             688
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2001-1 Class A
   1.610% due 01/20/31                                  1,270           1,270
Household Mortgage Loan Trust (E)
   Series 2002-HC1 Class A
   1.629% due 05/20/32                                    207             207
HSBC Mortgage Loan Trust
   Series 2000-HSB1 Class A3
   7.110% due 12/16/30                                    196             196
Irwin Home Equity (E)
   Series 2002-A Class 2A1
   1.470% due 07/25/14                                    147             147
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-CIB5 Class A1
   4.372% due 10/12/37                                  1,525           1,571
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    695             719
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    472             515
MASTR Alternative Loans Trust
   7.000% due 12/25/32                                    667             695
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2003-WMC1 Class A2
   1.680% due 11/25/33                                  1,098           1,099

 76  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    500             542
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class A2
   1.620% due 04/25/33                                    756             760
Option One Mortgage Securities Corp. NIM Trust
   Series 2002-3 Class CTFS
   1.620% due 04/26/09                                    405             405
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                                    253             267
PNC Mortgage Securities Corp.
   Series 2000-9 Class A3
   7.190% due 09/25/05                                    215             214
Prudential Commercial Mortgage Trust
   Series 2003-PWR1 Class A2
   4.493% due 02/11/36                                  1,330           1,329
Renaissance Home Equity Loan Trust (E)
   Series 2002-1 Class AF1
   1.480% due 06/25/32                                      4               4
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  2,015             132
Residential Asset Securities Corp. (E)
   Series 2002-KS2 Class AI1
   1.460% due 10/25/17                                    205             205
   Series 2003-KS2 Class AI1
   1.420% due 08/25/19                                  1,891           1,890
Residential Asset Securitization Trust
   Series 2002-L8 Class A
   1.500% due 08/25/35                                    317             317
Residential Funding Mortgage Securities I
   6.250% due 09/25/32                                    243             246
Residential Funding Mortgage Securities II
   Series 2000-HI5 Class AII
   7.210% due 12/25/25                                    159             166
   Series 2002-HI4 Class A1
   1.450% due 07/25/10                                    747             747
Saxon Asset Securities Trust (E)
   Series 2001-3 Class AV2
   1.600% due 08/25/31                                    991             991
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                                  3,323           3,797

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2000-10B Class 1
   7.452% due 09/01/10                                  4,323           4,923
Structured Asset Securities Corp.
   Series 2002-26 Class 1A12
   5.600% due 01/25/33                                    100             100
   Series 2002-HF1 Class A
   1.610% due 01/25/33                                    209             208
   Series 2003-BC1 Class A
   1.836% due 05/25/32                                  1,486           1,492
Wells Fargo Mortgage Backed Securities Trust
   5.250% due 01/25/33                                    827             841
                                                                 ------------
                                                                      369,013
                                                                 ------------

Municipal Bonds - 0.5%
Clark County Nevada General Obligation Limited,
   weekly demand (m)
   5.000% due 06/01/26                                  1,000           1,026
Energy Northwest Revenue Bonds
   5.500% due 07/01/13                                    200             226
   5.500% due 07/01/14                                    100             113
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/01/21                                  1,000             962
Lower Colorado River Authority Revenue Bonds,
   weekly demand (m)
   5.000% due 05/15/31                                  1,000           1,016
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly
   5.000% due 06/15/34                                    100             102
Orange County Water District Certificate of
   Participation, weekly demand (m)
   5.000% due 08/15/34                                    700             723
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    100             102
                                                                 ------------
                                                                        4,270
                                                                 ------------

United States Government Agencies - 6.9%
Federal Home Loan Bank
   3.375% due 06/15/04                                  4,215           4,317
   2.500% due 03/15/06                                  5,695           5,759
   5.375% due 02/15/07                                  2,020           2,217
Federal Home Loan Mortgage Corp.
   3.875% due 02/15/05                                 12,040          12,525
   4.875% due 03/15/07                                  3,600           3,905

                                                       Diversified Bond Fund  77

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 03/15/10                                  1,855           2,239
   5.125% due 07/15/12                                  3,044           3,269
   5.125% due 08/20/12                                  5,250           5,390
   6.750% due 03/15/31                                    136             166
   6.250% due 07/15/32                                    189             218
Federal National Mortgage Association
   1.875% due 12/15/04                                  4,745           4,777
   5.500% due 02/15/06                                    415             453
   5.500% due 07/18/06                                  4,985           5,025
   4.375% due 10/15/06                                  1,285           1,370
   4.750% due 06/18/07                                  1,215           1,255
   6.000% due 05/15/08                                  2,240           2,542
   7.250% due 01/15/10                                  1,805           2,188
   6.000% due 05/15/11                                  1,885           2,146
   6.125% due 03/15/12                                  1,060           1,218
   7.250% due 05/15/30                                  2,715           3,490
   6.210% due 08/06/38                                    320             369
Financing Corp. STRIP Principal
   0.000% due 05/11/18                                    690             312
   0.000% due 12/06/18                                  1,050             457
   0.000% due 12/27/18                                  1,705             739
   0.000% due 04/05/19                                    875             372
   0.000% due 09/26/19                                    585             241
Tennessee Valley Authority
   6.375% due 06/15/05                                     20              22
                                                                 ------------
                                                                       66,981
                                                                 ------------

United States Government
Treasuries - 20.2%
United States Treasury Inflation Indexed Bonds
   3.875% due 01/15/09                                  2,679           3,009
   4.250% due 01/15/10                                    109             125
   3.375% due 01/15/12                                    619             683
   3.000% due 07/15/12                                  4,887           5,249
   3.875% due 04/15/29                                    557             675
United States Treasury Note
   6.000% due 08/15/04                                  5,480           5,815
   7.875% due 11/15/04                                 14,050          15,446
   6.750% due 05/15/05                                  1,635           1,806
   6.500% due 08/15/05                                 11,525          12,789
   4.625% due 05/15/06                                  6,825           7,352
   6.875% due 05/15/06                                 10,995          12,564
   7.000% due 07/15/06                                  3,920           4,513
   6.500% due 10/15/06                                  5,545           6,332
   3.500% due 11/15/06                                 12,855          13,401
   4.375% due 05/15/07                                 12,295          13,194
   6.625% due 05/15/07                                    505             585
   6.125% due 08/15/07                                  4,995           5,714
   3.000% due 11/15/07                                  1,695           1,718
   5.625% due 05/15/08                                  8,500           9,599

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.750% due 11/15/08                                  1,730           1,799
   5.500% due 05/15/09                                    445             503
   6.000% due 08/15/09                                  6,345           7,345
   6.500% due 02/15/10                                  4,650           5,536
   5.750% due 08/15/10                                  3,990           4,574
   5.000% due 02/15/11                                  1,535           1,684
   5.000% due 08/15/11                                  2,170           2,376
   4.375% due 08/15/12                                  1,430           1,493
   12.000% due 08/15/13                                   420             605
   13.250% due 05/15/14                                   680           1,053
   12.500% due 08/15/14                                 1,235           1,877
   9.875% due 11/15/15                                    790           1,223
   7.250% due 05/15/16                                      5               6
   7.500% due 11/15/16                                  1,400           1,844
   8.750% due 05/15/17                                  4,085           5,939
   8.875% due 08/15/17                                  3,310           4,864
   9.125% due 05/15/18                                     85             128
   8.875% due 02/15/19                                  5,210           7,742
   8.125% due 08/15/21                                    630             893
   6.000% due 02/15/26                                  3,340           3,858
   6.375% due 08/15/27                                  5,000           6,051
   5.250% due 11/15/28                                  1,065           1,119
   6.250% due 05/15/30                                  3,720           4,482
United States Treasury Note/Bond
   1.625% due 04/30/05                                  3,300           3,308
United States Treasury STRIP Principal
   0.000% due 05/15/16                                  6,800           3,711
   0.000% due 11/15/21                                  4,835           1,857
                                                                 ------------
                                                                      196,439
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $955,146)                                                       987,356
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.                                     550             643
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $589)                                                               643
                                                                 ------------

SHORT-TERM INVESTMENTS - 19.7%
ANZ Delaware, Inc. (c)(y)
   1.230% due 07/22/03                                    600             598
Associates Corp. of North America
   5.750% due 11/01/03                                  3,000           3,065
Bundesschatzanweisungen
   4.250% due 06/13/03                                  3,500           3,913
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper
   1.250% due 05/15/03                                  1,200           1,199

 78  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Danske Corp. Commercial Paper (c)(y)
   1.220% due 05/12/03                                  5,400           5,398
   1.230% due 06/11/03                                    800             799
Deutsche Bundesrepublik
   6.000% due 09/15/03                                  3,590           4,056
Federal Home Loan Bank
   3.750% due 04/15/04                                  2,785           2,852
Federal Home Loan Mortgage Corp.
   3.250% due 01/15/04                                  1,050           1,065
   7.000% due 2003                                          5               5
Federal Home Loan Mortgage Corp. Discount Note
   (c)(y)
   1.170% due 07/10/03                                  4,000           3,988
Federal National Mortgage Association
   7.000% due 2003                                         23              23
   7.500% due 2003                                         41              42
   8.000% due 2003                                          1               1
   9.500% due 2003                                          4               4
Federal National Mortgage Association Discount
   Note (c)(y)
   1.195% due 06/25/03                                  1,700           1,697
   1.170% due 07/02/03                                  3,600           3,590
Frank Russell Investment Company Money Market
   Fund, due on demand                                124,272         124,272
French Treasury Note BTAN
   4.500% due 07/12/03                                  3,675           4,115
General Electric Capital Corp. Commercial Paper
   (AE)
   1.250% due 07/23/03                                  1,400           1,396
HBOS Treasury Services PLC Commercial Paper(E)
   1.255% due 05/08/03                                  1,700           1,700
   1.250% due 05/14/03                                    800             800
   1.210% due 07/10/03                                  3,900           3,887
Italy Buoni Poliennali Del Tesoro
   4.500% due 07/15/03                                  3,665           4,107
Pemex Finance, Ltd.
   6.125% due 11/15/03                                    600             609
Royal Bank of Scotland PLC
   1.245% due 05/02/03                                  6,000           6,000
Spieker Properties, Inc.
   6.900% due 01/15/04                                    500             517
Svenska Handlsbn (c)(y)
   1.230% due 06/24/03                                  1,000             998
   1.240% due 06/26/03                                    200             200
   1.220% due 06/17/03                                  2,100           2,094

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UBS Finance, Inc. Yrs 3&4 Commercial Paper
   (c)(y)
   1.240% due 06/17/03                                  2,600           2,596
United States Treasury Bill (c)(y)
   1.145% due 05/08/03 (s)                                 10              10
   1.146% due 05/08/03 (s)                                 30              30
   1.082% due 05/15/03 (s)                                 20              20
   1.090% due 05/15/03 (s)                                 50              50
   1.105% due 05/15/03 (s)                                 50              50
   1.120% due 05/15/03 (s)                                 50              50
   1.152% due 05/15/03 (s)                                135             135
   1.155% due 05/15/03 (s)                                 30              30
   1.170% due 05/15/03 (s)                                 10              10
   1.100% due 10/02/03                                    150             149
Westpac Capital Corp. Years 1 & 2 Commercial
   Paper (c)(y)
   1.280% due 05/14/03                                  6,000           5,997
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $191,192)                                                       192,117
                                                                 ------------

TOTAL INVESTMENTS - 121.3%
(identified cost $1,146,927)                                        1,180,116

OTHER ASSETS AND LIABILITIES
NET - (21.3%)                                                        (206,933)
                                                                 ------------

NET ASSETS - 100.0%                                                   973,183
                                                                 ============

                                                                  UNREALIZED
                                                   NOTIONAL      APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(Number of Contracts)                                 $               $
-----------------------------------------------------------------------------

Long Positions
Eurodollar Futures
   expiration date 03/04 (53)                          13,055              69
   expiration date 06/04 (5)                            1,228               3
   expiration date 09/04 (5)                            1,224               3
   expiration date 12/04 (5)                            1,219               2
   expiration date 03/05 (2)                              486              --

Three Month LIBOR Futures (UK)
   expiration date 03/04 (14)                           1,687              (3)

United States Treasury Bonds
   expiration date 06/03 (11)                           1,254              28

United States Treasury 2 Year Notes
   expiration date 06/03 (8)                            1,730               6

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund  79

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
United States Treasury 5 Year Notes
   expiration date 06/03 (75)                           8,531               40

United States Treasury 10 Year Notes
   expiration date 06/03 (68)                           7,829               49
Short Positions
Euribor Futures (Germany)
   expiration date 12/03 (22)                               4               11
   expiration date 03/04 (7)                                3                1

United States Treasury Bonds expiration date
   06/03 (29)                                           3,307               13

United States Treasury 5 Year Notes expiration
   date 06/03 (47)                                      5,346              (25)

United States Treasury 10 Year Notes expiration
   date 06/03 (18)                                      2,072               (3)
                                                                  ------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                                194
                                                                  ============

                                                   NOTIONAL          MARKET
OPTIONS WRITTEN                                     AMOUNT            VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Eurodollar Futures
   Jul 2003 99.00 Call (7)                                 18               (1)
   Dec 2003 98.00 Put (21)                                 53               (2)
   Mar 2004 97.75 Put (7)                                  18               (1)
United States Treasury Notes
10 Year Futures
   May 2003 117.00 Call (7)                                 7               (1)
   Aug 2003 117.00 Call (11)                               11               (7)
   May 2003 110.00 Put (49)                                49               (2)
   Aug 2003 110.00 Put (50)                                50              (25)
                                                                  ------------

Total Liability for Options Written
(premiums received $93)                                                    (39)
                                                                  ============

FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             258   EUR              235     5/15/03                  4
EUR           6,883   USD            7,388     5/15/03               (289)
                                                           --------------
                                                                     (285)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 80  Diversified Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.4%
Asset-Backed Securities - 3.9%
Air 2 US
   8.027% due 10/01/19                                    483             244
American Airlines, Inc.
   9.710% due 01/02/07                                    207              60
   6.817% due 05/23/11                                    255             183
   7.379% due 05/23/16                                    776             225
BMW Vehicle Owner Trust
   Series 2002-A Class A2
   2.830% due 12/27/04                                    323             324
Chase Funding Mortgage Loan Asset-Backed
   Certificates
   Series 2003-1 Class 1A1
   2.005% due 02/25/17                                    868             867
Chase Manhattan Auto Owner Trust
   Series 2002-A Class A2
   2.630% due 10/15/04                                    194             194
   Series 2002-B Class A2
   2.700% due 01/18/05                                    603             605
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    900           1,036
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,775           1,938
Continental Airlines, Inc.
   7.033% due 06/15/11                                    826             433
   6.900% due 01/02/18                                    526             449
   6.545% due 02/02/19                                    314             273
Daimler Chrysler Auto Trust
   Series 2000-A Class A4
   7.230% due 01/06/05                                    411             419
   Series 2000-E Class A3
   6.110% due 11/08/04                                    347             351
   Series 2001-C Class A2
   3.710% due 07/06/04                                    132             133
   Series 2002-A Class A2
   2.900% due 12/06/04                                    638             641
Delta Air Lines, Inc.
   7.299% due 09/18/06                                    240             155
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                                  1,400           1,445
Ford Credit Auto Owner Trust
   Series 2002-B Class A2A
   2.970% due 06/15/04                                    321             322
   Series 2003-A Class A2A
   1.620% due 08/15/05                                    700             701
General Motors Acceptance Corp. (E)
   1.699% due 07/30/04                                  2,200           2,174

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust
   Series 2002-1 Class A1
   3.020% due 09/15/06                                    468             472
   Series 2002-2 Class A1
   1.910% due 04/15/07                                    474             476
   Series 2003-1 Class A1
   1.560% due 05/15/07                                    639             640
Honda Auto Receivables Owner Trust
   Series 2002-2 Class A2
   2.910% due 09/15/04                                    552             554
   Series 2003-1 Class A2
   1.460% due 09/19/05                                    800             800
International Lease Finance Corp.
   5.875% due 05/01/13                                    370             375
Kern River Funding Corp.
   4.893% due 04/30/18                                    380             382
Lehman ABS Manufactured Housing Contract
   Series 2001-B Class A1
   3.010% due 03/15/10                                    172             173
MBNA Credit Card Master Note Trust
   Series 2001-C3 Class C3
   6.550% due 12/15/08                                    425             459
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    600             724
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    510             568
Nissan Auto Receivables Owner Trust
   Series 2002-B Class A2
   3.070% due 08/16/04                                    386             388
Prudential Holdings LLC
   8.695% due 12/18/23                                    340             413
Sharps Special I LLC Trust (Y)
   Series 2002
   9.500% due 08/25/32                                    249             249
Small Business Administration
   7.449% due 08/01/10                                    478             544
   7.500% due 04/01/17                                  3,468           3,934
Systems 2001 AT LLC
   7.156% due 12/15/11                                    368             399
   6.664% due 09/15/13                                    366             399
Whole Auto Loan Trust
   Series 2002-1 Class A2
   1.880% due 06/15/05                                    700             702
World Financial Properties
   6.910% due 09/01/13                                    203             224
   6.950% due 09/01/13                                    242             267
                                                                 ------------
                                                                       26,314
                                                                 ------------

                                                     Multistrategy Bond Fund  81

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corporate Bonds and Notes - 21.3%
Aetna, Inc.
   7.875% due 03/01/11                                    340             398
Ahold Finance USA, Inc.
   8.250% due 07/15/10                                    490             432
AIG SunAmerica Global Financing IX
   6.900% due 03/15/32                                    265             312
Albertson's, Inc.
   7.500% due 02/15/11                                    150             175
   7.450% due 08/01/29                                     35              40
Allied Waste North America
   Series B
   7.875% due 01/01/09                                  1,410           1,456
Amerada Hess Corp.
   7.300% due 08/15/31                                    850             952
American Airlines, Inc.
   Series 90-H
   9.800% due 01/02/08                                  1,190             417
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    170             176
American General Corp.
   7.500% due 07/15/25                                    110             134
American Greetings
   11.750% due 07/15/08                                   250             286
Anthem Insurance Cos., Inc.
   9.125% due 04/01/10                                    290             353
AOL Time Warner, Inc.
   6.750% due 04/15/11                                    160             174
   7.625% due 04/15/31                                  5,085           5,608
   7.700% due 05/01/32                                    375             418
AON Corp.
   7.375% due 12/14/12                                    265             296
ArvinMeritor, Inc.
   6.625% due 06/15/07                                    125             126
   8.750% due 03/01/12                                    160             173
ASIF Global Financing
   4.900% due 01/17/13                                    405             413
AT&T Corp.
   5.360% due 11/21/03                                  2,500           2,805
   7.000% due 11/15/06                                    605             649
   7.800% due 11/15/11                                    415             455
   8.125% due 01/15/22                                    385             389
   8.500% due 11/15/31                                    420             468
AT&T Wireless Services, Inc.
   8.125% due 05/01/12                                     85             100
   8.750% due 03/01/31                                    255             318
Avista Corp.
   7.750% due 01/01/07                                     50              55
   9.750% due 06/01/08                                    610             677

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AXA Financial, Inc.
   6.500% due 04/01/08                                    120             132
   7.000% due 04/01/28                                    180             195
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                  1,135           1,197
Bank of America Corp.
   7.800% due 02/15/10                                     65              79
   Series MTNI
   1.609% due 10/22/04                                    925             928
Bank One Corp.
   7.625% due 10/15/26                                    205             253
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    280             320
BCI US Funding Trust Step Up Bond
   8.010% due 12/29/49                                    730             829
Belo Corp.
   8.000% due 11/01/08                                    110             130
Boeing Capital Corp.
   6.100% due 03/01/11                                    490             516
   6.500% due 02/15/12                                     35              38
   5.800% due 01/15/13                                    205             211
Boston Properties, Inc.
   6.250% due 01/15/13                                    100             107
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                    415             464
Campbell Soup Co.
   5.875% due 10/01/08                                    260             291
Carolina Power & Light Co.
   6.500% due 07/15/12                                    135             153
Cendant Corp.
   6.250% due 03/15/10                                    220             233
   7.375% due 01/15/13                                    580             635
   7.125% due 03/15/15                                    130             143
CenterPoint Energy Houston Electric LLC
   5.700% due 03/15/13                                    240             256
CenterPoint Energy Resources Corp.
   7.875% due 04/01/13                                  2,110           2,421
Cigna Corp.
   6.375% due 10/15/11                                    130             139
Cincinnati Financial Corp.
   6.900% due 05/15/28                                    600             657
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    100             106
CIT Group, Inc.
   6.500% due 02/07/06                                    370             400
   6.875% due 11/01/09                                    140             155
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    265             299

 82  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.
   3.500% due 02/01/08                                  1,330           1,338
   7.250% due 10/01/10                                    665             788
   6.500% due 01/18/11                                  3,000           3,430
   6.000% due 02/21/12                                    205             228
   5.625% due 08/27/12                                    115             124
   5.875% due 02/22/33                                    490             503
Citizens Communications Co.
   6.375% due 08/15/04                                    435             455
Clear Channel Communications, Inc.
   6.000% due 11/01/06                                    125             135
   7.650% due 09/15/10                                    215             252
Columbus Southern Power Co.
   5.500% due 03/01/13                                    115             120
   6.600% due 03/01/33                                     35              38
Comcast Cable Communications
   8.375% due 05/01/07                                    705             814
   6.750% due 01/30/11                                    140             155
Comcast Corp.
   5.850% due 01/15/10                                    190             202
   7.050% due 03/15/33                                    370             403
Conoco, Inc.
   6.950% due 04/15/29                                    320             374
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                    155             173
Constellation Energy Group, Inc.
   7.600% due 04/01/32                                    190             227
Consumers Energy Co.
   6.000% due 03/15/05                                    250             266
   5.375% due 04/15/13                                     35              36
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                    135             146
COX Communications, Inc.
   7.125% due 10/01/12                                    185             216
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    500             524
CS First Boston Mortgage Securities Corp.
   6.500% due 04/25/33                                  1,250           1,287
CSC Holdings, Inc.
   Series B
   8.125% due 08/15/09                                  1,000           1,060
DaimlerChrysler NA Holding Corp.
   8.000% due 06/15/10                                     70              82
   8.500% due 01/18/31                                    165             206
Delta Air Lines, Inc.
   7.900% due 12/15/09                                    340             236
   9.750% due 05/15/21                                    130              79

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Detroit Edison Co.
   6.125% due 10/01/10                                     55              61
   6.350% due 10/15/32                                    330             364
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    315             362
   7.875% due 09/30/31                                     75              93
Di Giorgio Corp.
   Series B
   10.000% due 06/15/07                                   400             400
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                    120             132
DPL, Inc.
   8.250% due 03/01/07                                    330             352
DR Horton, Inc.
   6.875% due 05/01/13                                    180             184
Dresdner Funding Trust I
   8.151% due 06/30/31                                    440             458
Duke Capital Corp.
   7.500% due 10/01/09                                    485             540
   6.250% due 02/15/13                                    725             746
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     80              84
   6.875% due 02/01/11                                     60              67
Eastman Chemical Co.
   7.000% due 04/15/12                                     95             108
Echostar DBS Corp.
   9.375% due 02/01/09                                    620             672
EL Paso Corp.
   6.950% due 12/15/07                                  2,600           2,321
El Paso Energy Partners, LP
   8.500% due 06/01/10                                    355             383
Eli Lilly & Co.
   6.770% due 01/01/36                                    760             896
Enterprise Products Partners, LP
   6.875% due 03/01/33                                    395             421
EOP Operating, LP
   7.500% due 04/19/29                                    275             314
Equitable Resources, Inc.
   5.150% due 03/01/18                                    660             678
Erac USA Finance Co.
   7.350% due 06/15/08                                    210             238
Evergreen Funding, Ltd. (E)(Y)
   Series REGS
   1.811% due 11/15/10                                  1,026             667
Exelon Corp.
   6.750% due 05/01/11                                     90             101
Farmers Exchange Capital
   7.050% due 07/15/28                                    400             310
Farmers Insurance Exchange
   8.625% due 05/01/24                                    710             625

                                                     Multistrategy Bond Fund  83

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federated Department Stores
   7.000% due 02/15/28                                    325             347
FedEx Corp.
   7.600% due 07/01/97                                    225             243
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    540             600
Financing Corp. Zero Coupon
   Series 15P
   0.000% due 03/07/19                                    825             353
FINOVA Group, Inc. (The)
   7.500% due 11/15/09                                    600             240
First Union Capital I
   Series A
   7.935% due 01/15/27                                    160             182
FirstEnergy Corp.
   Series A
   5.500% due 11/15/06                                     60              63
   Series B
   6.450% due 11/15/11                                    390             422
   Series C
   7.375% due 11/15/31                                    345             380
Florida Power & Light Co.
   4.850% due 02/01/13                                     50              52
FMC Corp.
   10.250% due 11/01/09                                    35              39
Ford Motor Co.
   6.625% due 10/01/28                                    275             224
   6.375% due 02/01/29                                    260             207
   7.450% due 07/16/31                                    820             730
Ford Motor Credit Co.
   6.875% due 02/01/06                                  1,005           1,040
   5.800% due 01/12/09                                    855             814
   7.375% due 10/28/09                                    120             123
   7.375% due 02/01/11                                  1,140           1,156
   7.250% due 10/25/11                                    305             306
Fortune Brands, Inc.
   7.125% due 11/01/04                                    325             351
Foster's Finance Corp.
   6.875% due 06/15/11                                    380             435
FPL Group Capital, Inc.
   3.250% due 04/11/06                                    540             546
Franklin Resources, Inc.
   3.700% due 04/15/08                                    275             276
Fresenius Medical Care Capital Trust
   7.875% due 06/15/11                                    750             784
Gap, Inc. (The)
   10.550% due 12/15/08                                   120             143
General Electric Capital Corp.
   Series MTNA
   5.450% due 01/15/13                                    315             335
   6.750% due 03/15/32                                    450             521

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Co.
   5.000% due 02/01/13                                    885             914
General Motors Acceptance Corp. (E)
   1.759% due 07/20/04                                  1,600           1,582
   6.750% due 01/15/06                                    110             116
   6.125% due 09/15/06                                    340             353
   6.875% due 09/15/11                                  2,020           2,059
   7.000% due 02/01/12                                    740             758
   8.000% due 11/01/31                                  2,635           2,744
Georgia-Pacific Corp.
   8.125% due 05/15/11                                  1,000             990
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             375
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                  1,045           1,202
   5.250% due 04/01/13                                    380             390
   6.125% due 02/15/33                                    460             475
GTE Corp.
   6.940% due 04/15/28                                    480             534
Harrah's Operating Co., Inc.
   8.000% due 02/01/11                                    225             259
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     80              94
Hartford Life, Inc.
   7.650% due 06/15/27                                    220             251
   7.375% due 03/01/31                                    110             121
HCA - The Healthcare Co.
   7.580% due 09/15/25                                    130             135
HCA, Inc.
   6.300% due 10/01/12                                    115             119
   7.500% due 12/15/23                                    400             413
Health Net, Inc.
   8.375% due 04/15/11                                    295             347
Healthsouth Corp. (ffl)
   8.500% due 02/01/08                                  1,060             676
Hertz Corp.
   7.625% due 08/15/07                                     75              77
   7.625% due 06/01/12                                    215             215
Hilton Hotels Corp.
   7.625% due 12/01/12                                    430             452
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    355             404
HMH Properties, Inc.
   Series C
   8.450% due 12/01/08                                  1,000           1,025
Honeywell International, Inc.
   6.125% due 11/01/11                                    350             389
Household Finance Corp.
   4.625% due 01/15/08                                    250             261
   5.875% due 02/01/09                                    560             606

 84  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.375% due 10/15/11                                    370             405
   6.375% due 11/27/12                                    350             386
Hyatt Equities LLC
   6.875% due 06/15/07                                    170             172
Illinois Power Co.
   11.500% due 12/15/10                                   180             203
ING Bank NV
   5.125% due 05/01/15                                    830             840
International Lease Finance Corp.
   6.375% due 03/15/09                                    350             380
International Paper Co.
   5.850% due 10/30/12                                    220             235
   5.300% due 04/01/15                                    150             151
Iron Mountain, Inc.
   7.750% due 01/15/15                                    125             134
iStar Financial, Inc.
   7.000% due 03/15/08                                     70              72
ITT Industries, Inc.
   7.400% due 11/15/25                                    450             513
J Crew Group
   Series B
   13.125% due 10/15/08                                   365             259
John Hancock Funds USA
   7.375% due 02/15/24                                    500             565
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    355             387
JP Morgan Chase & Co.
   5.350% due 03/01/07                                    160             174
   6.750% due 02/01/11                                    175             199
   6.625% due 03/15/12                                     95             107
Kellogg Co.
   Series B
   7.450% due 04/01/31                                    445             552
Kennametal, Inc.
   7.200% due 06/15/12                                    250             266
Kerr-McGee Corp.
   5.875% due 09/15/06                                     45              49
   6.875% due 09/15/11                                     85              95
KeySpan Corp.
   7.250% due 11/15/05                                    175             196
   7.625% due 11/15/10                                    525             634
Kraft Foods, Inc.
   5.250% due 06/01/07                                    170             179
   5.625% due 11/01/11                                    450             471
   6.250% due 06/01/12                                    555             605
Kroger Co.
   7.250% due 06/01/09                                    270             310
   8.000% due 09/15/29                                    475             568
   7.500% due 04/01/31                                    125             143

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    415             472
Lenfest Communications, Inc.
   7.625% due 02/15/08                                    100             113
Liberty Media Corp.
   5.700% due 05/15/13                                    220             221
   8.250% due 02/01/30                                    145             163
Lockheed Martin Corp.
   8.200% due 12/01/09                                  1,350           1,676
   7.750% due 05/01/26                                    190             233
   8.500% due 12/01/29                                    425             570
Lodgenet Entertainment Corp.
   10.250% due 12/15/06                                   450             455
Lone Star Industries
   8.850% due 06/15/05                                    770             748
Lowe's Cos., Inc.
   6.875% due 02/15/28                                    230             263
Lyondell Chemical Co.
   Series B
   9.875% due 05/01/07                                    160             165
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    220             266
Marathon Oil Corp.
   6.800% due 03/15/32                                    135             146
Masco Corp.
   6.500% due 08/15/32                                     80              85
May Department Stores Co. (The)
   6.700% due 09/15/28                                    165             170
   7.875% due 03/01/30                                    180             210
MBNA Corp.
   6.125% due 03/01/13                                    320             325
MDC Holdings, Inc.
   7.000% due 12/01/12                                    100             108
MeadWestvaco Corp.
   6.850% due 04/01/12                                    120             136
Merrill Lynch & Co., Inc.
   Series MTNB
   3.700% due 04/21/08                                    235             237
Metropolitan Life Insurance Co.
   7.800% due 11/01/25                                    670             779
MGM Mirage
   8.500% due 09/15/10                                    225             253
Mizuho Preferred Capital Co. LLC Step Up Bond
   8.790% due 12/29/49                                    305             298
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     80              89
Monsanto Co.
   7.375% due 08/15/12                                    120             138

                                                     Multistrategy Bond Fund  85

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Monumental Global Funding II
   3.850% due 03/03/08                                    490             496
Morgan Stanley
   6.750% due 04/15/11                                    365             415
   5.300% due 03/01/13                                    635             659
Nabors Industries, Inc.
   5.375% due 08/15/12                                    470             493
Natexis Ambs Co. LLC
   8.440% due 12/29/49                                    430             510
National Rural Utilities Cooperative Finance
   3.875% due 02/15/08                                    435             444
   5.750% due 08/28/09                                    200             217
National Wine & Spirits, Inc.
   10.125% due 01/15/09                                   225             205
Nationwide Financial Services
   6.250% due 11/15/11                                    395             423
Nationwide Mutual Insurance Co.
   7.875% due 04/01/33                                    785             867
NB Capital Trust IV
   8.250% due 04/15/27                                    240             290
Nevada Power Co.
   10.875% due 10/15/09                                   120             133
News America Holdings
   8.875% due 04/26/23                                    205             252
   7.750% due 12/01/45                                    585             666
News America, Inc.
   7.300% due 04/30/28                                    250             275
   6.750% due 01/09/38                                     65              71
Nisource Finance Corp.
   7.875% due 11/15/10                                    335             405
Norfolk Southern Corp.
   7.700% due 05/15/17                                    330             407
   7.900% due 05/15/97                                    250             282
Northern Border Pipeline Co.
   6.250% due 05/01/07                                    560             611
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    285             375
Ohio Edison Co.
   5.450% due 05/01/15                                     45              46
Ohio Power Co.
   5.500% due 02/15/13                                     55              58
   6.600% due 02/15/33                                     75              80
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    325             377
Owens-Brockway
   7.750% due 05/15/11                                     55              55
   8.750% due 11/15/12                                    900             961
PanAmSat Corp.
   8.500% due 02/01/12                                  1,000           1,088

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Peco Energy Co.
   3.500% due 05/01/08                                    500             506
Pemex Project Funding Master Trust
   8.625% due 02/01/22                                    450             501
Phelps Dodge Corp.
   8.750% due 06/01/11                                    125             141
PHH Corp.
   7.125% due 03/01/13                                    115             124
Pinnacle Partners
   8.830% due 08/15/04                                    300             317
PolyOne Corp.
   10.625% due 05/15/10                                   700             700
Popular North America, Inc.
   4.250% due 04/01/08                                    305             309
Portola Packaging, Inc.
   10.750% due 10/01/05                                   470             481
Progress Energy, Inc.
   7.100% due 03/01/11                                     40              46
   7.000% due 10/30/31                                    410             460
Progressive Corp. (The)
   6.375% due 01/15/12                                     25              28
   6.250% due 12/01/32                                     80              86
Prologis
   5.500% due 03/01/13                                     40              42
Prudential Financial, Inc.
   3.750% due 05/01/08                                    310             311
Prudential Funding LLC
   6.600% due 05/15/08                                    230             260
Prudential Holdings LLC
   Series FSA
   7.245% due 12/18/23                                    760             880
PSEG Energy Holdings, Inc.
   7.750% due 04/16/07                                    600             628
   8.625% due 02/15/08                                    385             412
Pulte Homes, Inc.
   7.875% due 08/01/11                                    170             198
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     65              54
   6.500% due 11/15/18                                     30              22
Raytheon Co.
   8.200% due 03/01/06                                    350             402
   8.300% due 03/01/10                                    125             149
Regions Financial Corp.
   6.375% due 05/15/12                                    520             589
Roundy's, Inc.
   Series B
   8.875% due 06/15/12                                    500             515
Safeway, Inc.
   7.250% due 02/01/31                                     65              73
Sears Roebuck Acceptance
   7.000% due 06/01/32                                    105             107

 86  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sempra Energy ESOP
   6.000% due 02/01/13                                     70              74
Simon Property Group, LP
   6.375% due 11/15/07                                    250             274
   6.350% due 08/28/12                                    100             108
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                    110             113
SOI Funding Corp.
   11.250% due 07/15/09                                   550             418
Southern Co. Capital Funding, Inc.
   Series A
   5.300% due 02/01/07                                    110             117
Sovereign Bancorp, Inc.
   10.500% due 11/15/06                                 1,270           1,537
Sprint Capital Corp.
   6.125% due 11/15/08                                    160             163
   6.375% due 05/01/09                                    165             168
   8.375% due 03/15/12                                    350             389
   6.900% due 05/01/19                                    200             191
   6.875% due 11/15/28                                    365             338
   8.750% due 03/15/32                                  2,300           2,519
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     65              68
   7.875% due 05/01/12                                    320             335
Station Casinos, Inc.
   8.375% due 02/15/08                                     95             102
TCI Communications, Inc.
   8.000% due 08/01/05                                    825             899
   7.875% due 02/15/26                                    145             168
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    360             464
   7.875% due 08/01/13                                    570             667
Tenet Healthcare Corp.
   7.375% due 02/01/13                                    710             705
   6.875% due 11/15/31                                    265             241
Tennessee Gas Pipeline Co.
   8.375% due 06/15/32                                    765             792
Tesoro Petroleum Corp.
   8.000% due 04/15/08                                    650             670
Time Warner Cos
   7.570% due 02/01/24                                    120             130
Time Warner, Inc.
   7.975% due 08/15/04                                    225             240
   8.180% due 08/15/07                                    310             353
   6.625% due 05/15/29                                     45              44
Toys R US, Inc.
   7.625% due 08/01/11                                    145             150
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    250             254

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TXU Energy Co.
   7.000% due 03/15/13                                    470             519
Union Pacific Corp.
   5.750% due 10/15/07                                    845             923
   6.125% due 01/15/12                                    365             403
Union Planters Corp.
   7.750% due 03/01/11                                    265             314
Univision Communications, Inc.
   7.850% due 07/15/11                                    500             580
US Bancorp/First Bank
   Series MTNJ
   6.875% due 12/01/04                                    850             918
USA Interactive
   6.750% due 11/15/05                                    555             587
   7.000% due 01/15/13                                    505             555
UST, Inc.
   6.625% due 07/15/12                                    445             503
USX Corp./Consolidated
   9.375% due 05/15/22                                    545             721
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    365             380
Valspar Corp.
   6.000% due 05/01/07                                    435             466
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    230             255
Verizon Global Funding Corp.
   7.750% due 12/01/30                                    155             191
Verizon Virginia, Inc.
   Series A
   4.625% due 03/15/13                                    655             651
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    310             334
Verizon/New England
   6.500% due 09/15/11                                     70              79
Vintage Petroleum, Inc.
   7.875% due 05/15/11                                    500             513
Vornado Realty Trust
   5.625% due 06/15/07                                    130             134
Wachovia Corp.
   7.550% due 08/18/05                                    875             982
Washington Mutual, Inc.
   8.250% due 04/01/10                                    155             192
Waste Management, Inc.
   7.000% due 07/15/28                                    460             509
Wells Fargo & Co.
   3.500% due 04/04/08                                    165             167
Wells Fargo Bank NA
   7.550% due 06/21/10                                    250             304
Wendy's International, Inc.
   6.200% due 06/15/14                                    560             629

                                                     Multistrategy Bond Fund  87

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Weyerhaeuser Co.
   5.250% due 12/15/09                                    210             220
   6.750% due 03/15/12                                    255             286
Wilmington Trust Corp.
   4.875% due 04/15/13                                    255             255
Wisconsin Energy Corp.
   6.200% due 04/01/33                                     50              51
WorldCom, Inc. - WorldCom Group (ffl)
   8.250% due 05/15/31                                    360             102
Wyeth
   5.250% due 03/15/13                                    100             105
York International Corp.
   6.625% due 08/15/06                                    230             246
Zions BanCorp.
   6.500% due 10/15/11                                    390             409
Zurich Capital Trust I
   8.376% due 06/01/37                                  1,130           1,105
                                                                 ------------
                                                                      148,614
                                                                 ------------

Emerging Markets Debt - 1.9%
Brazilian Government International Bond (E)
   2.125% due 04/15/06                                     96              90
   10.000% due 01/16/07                                 2,735           2,687
   11.000% due 01/11/12                                 1,100           1,067
   11.000% due 08/17/40                                 1,000             873
Bulgaria Government International Bond (E)
   2.188% due 07/28/24                                    480             462
Ecuador Government International Bond
   6.000% due 08/15/30                                  1,410             846
Kyivstar GSM
   12.750% due 11/21/05                                   370             403
OAO Gazprom
   9.625% due 03/01/13                                  3,180           3,387
Panama Government International Bond
   8.875% due 09/30/27                                  1,620           1,685
Peru Government International Bond
   4.500% due 03/07/17                                  1,090             892
Russia Government International Bond
   5.000% due 03/31/30                                    710             642
                                                                 ------------
                                                                       13,034
                                                                 ------------

International Debt - 6.1%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                    775             859
Abitibi-Consolidated, Inc.
   8.550% due 08/01/10                                     65              74
   8.850% due 08/01/30                                    125             139

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AES Drax Energy, Ltd. (ffl)
   Series B
   11.500% due 08/30/10                                   670               7
Amvescap PLC
   6.600% due 05/15/05                                    710             766
AXA
   8.600% due 12/15/30                                    420             506
Bowater Canada Finance
   7.950% due 11/15/11                                    180             189
British Telecommunications PLC
   8.375% due 12/15/10                                    975           1,200
   8.875% due 12/15/30                                    440             585
Chile Government International Bond
   5.500% due 01/15/13                                  3,180           3,262
Conoco Funding Co.
   6.350% due 10/15/11                                  1,110           1,258
Den Norske Bank ASA
   7.729% due 06/29/49                                    790             927
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    380             458
   8.750% due 06/15/30                                  1,085           1,341
Diageo Capital PLC
   3.375% due 03/20/08                                    165             165
France Telecom
   8.700% due 03/01/06                                  1,420           1,613
   9.250% due 03/01/11                                  1,720           2,103
   10.000% due 03/01/31                                   380             505
Great Lakes Power, Inc.
   9.000% due 08/01/04                                    225             239
Hollinger, Inc.
   11.875% due 03/01/11                                   285             305
Hutchison Whampoa International 03/13, Ltd.
   6.500% due 02/13/13                                    715             725
Inco, Ltd.
   7.750% due 05/15/12                                    120             138
   7.200% due 09/15/32                                     45              49
Kazkommerts International BV
   8.500% due 04/16/13                                    310             307
Korea Development Bank
   4.250% due 11/13/07                                    140             141
   5.500% due 11/13/12                                     20              21
Laidlaw, Inc. (ffl)
   7.875% due 04/15/05                                    450             206
Mexico Government International Bond
   9.875% due 02/01/10                                    100             127
   8.375% due 01/14/11                                    170             203
   6.375% due 01/16/13                                    460             482
   11.375% due 09/15/16                                   400             572
   8.125% due 12/30/19                                  2,000           2,257

 88  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 09/24/22                                    465             515
   8.300% due 08/15/31                                    470             532
   7.500% due 04/08/33                                  1,385           1,423
Mexico Government International Bond Value
   Recovery Rights (AE)(E)(Y)
   Series B
   0.000% due 06/30/04                                    600               5
   Series C
   0.000% due 06/30/05                                    600               2
   Series D
   0.000% due 06/30/06                                    600               1
   Series E
   0.000% due 06/30/07                                    600              --
Mobile TeleSystems Finance SA
   9.750% due 01/30/08                                    250             267
National Westminster Bank PLC Step Up Bond (p)
   7.750% due 04/29/49                                    600             690
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                    145             154
Newmont Yandal Operations, Ltd.
   8.875% due 04/01/08                                  1,130             684
Nordea Bank Sweden AB
   5.250% due 11/30/12                                    725             758
Pearson PLC
   7.000% due 06/15/11                                    155             176
Petroleos Mexicanos
   9.500% due 09/15/27                                    415             495
Placer Dome, Inc.
   6.375% due 03/01/33                                    670             683
Poland Government International Bond
   4.500% due 10/27/24                                    750             698
Province of Quebec
   7.500% due 07/15/23                                  1,165           1,472
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/49                                  2,650           3,346
Royal KPN NV
   8.000% due 10/01/10                                  1,770           2,122
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                    250             296
Santander Financial Issuances
   6.800% due 07/15/05                                    155             170
   6.375% due 02/15/11                                    130             142
Sappi Papier Holding AG
   6.750% due 06/15/12                                    605             681
Singapore Telecommunications, Ltd.
   6.375% due 12/01/11                                    325             361
   7.375% due 12/01/31                                  1,310           1,539

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Standard Chartered Bank
   8.000% due 05/30/31                                    265             319
Stora Enso Oyj
   7.375% due 05/15/11                                    255             299
Thomson Corp. (The)
   5.750% due 02/01/08                                    300             331
TPSA Finance BV
   7.750% due 12/10/08                                    415             438
Tyco International Group SA
   6.375% due 10/15/11                                  1,500           1,478
XL Capital Europe PLC
   6.500% due 01/15/12                                    400             442
                                                                 ------------
                                                                       42,248
                                                                 ------------

Mortgage-Backed Securities - 46.2%
ARC Net Interest Margin Trust (Y)
   Series 2002-5A Class A
   7.750% due 07/27/32                                     86              85
Bank of America Mortgage Securities (Y)
   Series 2002-3 Class 1B4
   6.500% due 03/25/32                                    306             275
   Series 2003-D Class 1A1
   3.428% due 05/25/33                                    390             397
   Series 2003-D Class 1A2
   3.428% due 05/25/33                                    145             143
Cendant Mortgage Corp.
   Series 2002-4 Class A6
   6.500% due 07/25/32                                    612             631
Chase Mortgage Finance Corp. (E)
   Series 2002-A1 Class 1A1
   6.200% due 12/25/29                                    254             259
Citicorp Mortgage Securities, Inc. (Y)
   Series 2002-4 Class B4
   6.241% due 03/25/32                                    346             330
Conseco Finance (E)
   Series 2000-C Class A
   1.680% due 12/15/29                                    852             851
Countrywide Alternative Loan Trust
   6.750% due 08/25/32                                    683             700
Countrywide Asset-Backed Certificates (E)
   Series 2000-2 Class AV1
   1.550% due 06/25/31                                    371             371
Countrywide Home Loans
   Series 2002-12 Class 1A20
   6.500% due 08/25/32                                    159             159
CS First Boston Mortgage Securities Corp. (E)
   Series 2001-S18 Class A2
   1.670% due 08/25/31                                    660             660

                                                     Multistrategy Bond Fund  89

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                  1,219           1,288
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                  1,400             150
   Series 2002-22 Class 1AIO
   8.000% due 07/25/32                                  1,800             201
   Series 2002-34 Class 1A1
   7.500% due 12/25/32                                    774             808
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   1.820% due 06/25/26                                    170             171
Fannie Mae
   4.375% due 03/15/13                                    795             803
Fannie Mae Pool (o)
15 Year TBA
   4.50%                                                1,380           1,391
Fannie Mae Whole Loan
   2.115% due 10/25/42                                    800             800
Federal Home Loan Mortgage Corp (o)
   30 Year Gold TBA
   6.50%                                               10,690          11,150
Federal Home Loan Mortgage Corp.
   15 Year TBA
   4.50% (o)                                            3,565           3,596
   5.00% (o)                                            8,370           8,626
   30 Year TBA
   6.00% (o)                                            7,175           7,442
   6.50% (o)                                           10,550          11,014
   30 Year TBA Gold
   6.00% (o)                                            1,775           1,837
   7.50% (o)                                            1,235           1,317
   6.000% due 2016                                        841             879
   8.000% due 2020                                        845             914
   11.000% due 2020                                       219             255
   8.500% due 2025                                        185             201
   8.500% due 2027                                        927           1,010
   7.500% due 2028                                        198             211
   7.500% due 2029                                        516             551
   7.843% due 2030                                         78              80
   8.000% due 2030                                         48              52
   8.500% due 2030                                      2,043           2,196
   7.500% due 2031                                        957           1,019
   8.000% due 2031                                        365             394
   6.500% due 2032                                        946             987
   7.500% due 2032                                      1,816           1,936
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    239             250
   Series 2000-2240 Class S
   7.790% due 04/15/25                                    278              15
   Series 2000-2247 Class SC
   6.190% due 08/15/30                                    416              33

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2000-2266 Class F
   1.760% due 11/15/30                                  1,105           1,113
   Series 2001-2302 Class NJ
   6.500% due 11/15/29                                  1,100           1,120
   Series 2001-2346 Class PC
   6.500% due 12/15/13                                    240             246
   Series 2002-2432 Class PI
   6.000% due 04/15/23                                  1,805              40
   Series 2002-2463 Class SJ
   6.690% due 03/15/32                                  2,175             182
Federal Home Loan Mortgage Corp.
   Structured Pass Through Securities
   Series 2002-42 Class A1
   4.750% due 02/25/42                                    238             239
   Series 2002-50 Class A3
   2.182% due 09/27/07                                    404             404
   Series 2003-54 Class 2AIO (Y)
   0.251% due 02/25/43                                 35,400             288
   Series 2003-54 Class 3AIO (Y)
   0.825% due 02/25/43                                 14,900             388
Federal National Mortgage Association
   15 Year TBA
   4.50% (o)                                           17,000          17,030
   5.00% (o)                                            6,310           6,481
   5.50% (o)                                            8,650           8,988
   6.00% (o)                                           13,500          14,144
   30 Year TBA
   5.50% (o)                                           14,055          14,368
   6.00% (o)                                           16,835          17,459
   6.50% (o)                                           15,885          16,594
   7.00% (o)                                           31,770          33,564
   10.000% due 2005                                        10              10
   6.000% due 2009                                         48              50
   6.000% due 2014                                         18              19
   5.500% due 2016                                        419             436
   6.000% due 2016                                      4,038           4,231
   11.000% due 2016                                       288             328
   5.500% due 2017                                     10,774          11,215
   6.000% due 2017                                      8,386           8,792
   6.500% due 2017                                        549             582
   4.431% due 2023                                        134             139
   4.432% due 2026                                        859             886
   9.000% due 2026                                        202             225
   7.500% due 2027                                        206             221
   7.500% due 2029                                      1,291           1,376
   7.500% due 2030                                      3,458           3,681
   8.000% due 2030                                      2,628           2,847
   8.500% due 2030                                      1,823           1,969
   9.500% due 2030                                        401             447
   7.500% due 2031                                      2,310           2,465
   8.000% due 2031                                      2,517           2,711

 90  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.500% due 2031                                      3,827           4,113
   6.500% due 2032                                      8,871           9,268
   7.000% due 2032                                        824             877
   7.500% due 2032                                      1,940           2,065
   6.000% due 2033                                      1,168           1,217
   6.500% due 2033                                      3,038           3,174
   3.335% due 2040                                      2,701           2,756
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  2,435           2,657
   Series 1997-68 Class SC
   7.156% due 05/18/27                                    627              69
   Series 1998-66 Class QK
   6.880% due 12/25/28                                    893             103
   Series 2001-4 Class SA
   6.230% due 02/17/31                                    836              91
   Series 2002-18 Class PG
   5.500% due 06/25/08                                    261             262
   Series 2002-50 Class SC
   6.780% due 12/25/29                                    846              52
   Series 2002-70 Class QD
   5.500% due 06/25/26                                    515             535
   Series 2003-33 Class IA
   6.500% due 05/25/33                                  3,550             475
Federal National Mortgage Association Interest
   Strip
   Series 1997-281 Class 2
   9.000% due 11/01/26                                    200              39
   Series 2000-306 Class IO
   8.000% due 05/01/30                                    356              55
   Series 2001-317 Class 1
   0.000% due 08/01/31                                    819             759
   Series 2001-317 Class 2
   8.000% due 08/01/31                                    819             126
   Series 2002-320 Class 2
   7.000% due 03/01/32                                    268              38
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.620% due 04/25/42                                 17,312             514
   Series 2002-W4 Class A1
   4.500% due 05/25/42                                    441             442
   Series 2002-W6 Class 2AIO
   0.397% due 06/25/42                                 15,016             282
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    837             891
First Nationwide Trust
   Series 2000-2 Class IB3
   7.500% due 12/19/30                                    146             151
   Series 2001-4 Class 3A5
   1.920% due 09/25/31                                  1,053           1,055

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                    780             886
Freddie Mac (Gold) Pool
   15 Year TBA
   5.00% (o)                                            5,840           5,997
   5.50% (o)                                              565             586
   30 Year TBA
   5.50% (o)                                            7,205           7,304
   7.000% due 07/01/32                                    527             556
Freddiemac Strip
   Series 1998-191 Class IO
   8.000% due 01/01/28                                    184              29
   Series 2000-207 Class IO
   7.000% due 04/01/30                                    250              29
   Series 2001-215 Class IO
   8.000% due 06/01/31                                    330              49
Government National Mortgage Association
   30 Year TBA
   6.00% (o)                                            2,000           2,085
   Series 1999-27 Class SE
   7.289% due 08/16/29                                    568              61
   Series 1999-44 Class SA
   7.239% due 12/16/29                                    819             104
   Series 2001-46 Class SA
   6.269% due 09/16/31                                    501              35
   Series 2002-61 Class BA
   4.648% due 03/16/26                                    325             336
   Series 2002-62 Class B
   4.763% due 01/16/25                                    325             338
   Series 2003-5 Class B
   4.486% due 10/16/25                                    325             332
Government National Mortgage Association I
   30 Year TBA
   5.50% (o)                                            3,775           3,892
   6.00% (o)                                            1,300           1,359
   6.50% (o)                                            2,570           2,699
   10.000% due 2022                                       216             248
   9.500% due 2023                                        959           1,082
   10.000% due 2025                                       320             368
   6.500% due 2028                                        834             876
   6.500% due 2030                                        424             447
   6.500% due 2031                                        886             931
   7.500% due 2031                                        716             761
   6.500% due 2032                                      1,715           1,804
Government National Mortgage Association II (E)
   5.375% due 2023                                        349             356

                                                     Multistrategy Bond Fund  91

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.625% due 2023                                        132             135
   5.750% due 2023                                         89              90
   5.625% due 2024                                        588             601
   5.750% due 2024                                        622             636
   5.375% due 2025                                      1,178           1,203
   5.625% due 2025                                         66              67
   5.750% due 2025                                         45              46
   5.625% due 2026                                        323             330
   8.500% due 2026                                        321             347
   5.375% due 2027                                        489             499
   5.750% due 2027                                        797             814
   5.000% due 2029                                      2,305           2,381
GSAMP Trust (Y)
   Series 2002-WFN Class NOTE
   8.250% due 10/20/32                                    189             188
Impac Secured Assets CMN Owner Trust
   Series 2001-4 Class A3
   6.380% due 04/25/24                                     93              93
MASTR Alternative Loans Trust
   7.000% due 12/25/32                                    953             992
Merrill Lynch Mortgage Trust (Y)
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    365             284
Morgan Stanley Dean Witter Capital I (Y)
   Series 2001-NC3N Class N
   12.750% due 10/25/31                                    56              56
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    500             542
Novastar Caps Trust (Y)
   Series 2002-C1 Class A
   7.150% due 09/25/31                                    145             145
Option One Mortgage Securities Corp. NIM Trust
   Series 2002-2A Class CFTS
   8.830% due 06/26/32                                    242             241
PNC Mortgage Securities Corp. (Y)
   Series 2000-4 Class CB2
   6.820% due 06/25/30                                    248             254
   Series 2000-4 Class CB3
   6.820% due 06/25/30                                    138             141
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  3,060             200
Salomon Brothers Mortgage Securities VII
   Series 1994-16 Class A
   6.283% due 08/25/24                                     99              99

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1999-C1 Class J (Y)
   7.000% due 05/18/32                                    310             237
   Series 1999-NC3 Class A
   1.670% due 07/25/29                                     17              16
   Series 1999-NC4 Class A
   1.720% due 09/25/29                                    170             171
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    330             353
   Series 2002-1 Class 2IO
   0.248% due 08/15/31                                 36,030             467
Wachovia Bank Commercial Mortgage Trust
   4.566% due 04/15/35                                    995           1,015
   Series 2002-C1 Class H (Y)
   6.290% due 04/15/34                                    235             215
   Series 2002-C1 Class J (Y)
   6.290% due 04/15/34                                    165             147
Washington Mutual (E)
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                    605             614
   Series 2003-S1 Class A1
   5.000% due 04/25/33                                    733             758
Washington Mutual Mortgage Securities Corp.
   Series 2001-2 Class B3
   7.222% due 01/25/31                                    273             277
                                                                 ------------
                                                                      321,986
                                                                 ------------

Municipal Bonds - 0.4%
Clark County Nevada General Obligation Limited,
   weekly demand (u)
   5.000% due 06/01/32                                  1,900           1,943
Forsyth Montana Revenue Bonds
   5.200% due 05/01/33                                    220             220
Long Island Power Authority Revenue Bonds
   5.000% due 06/01/08                                    355             383
                                                                 ------------
                                                                        2,546
                                                                 ------------

United States Government
Agencies - 0.9%
Federal Home Loan Mortgage Corp.
   2.750% due 03/15/08                                    650             644
Federal Housing Authority
   7.430% due 07/01/22                                  1,409           1,457
Federal National Mortgage Association
   7.125% due 06/15/10                                    925           1,119

 92  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financing Corp. STRIP Principal
   0.000% due 12/06/18                                  1,715             746
   0.000% due 12/27/18                                  2,835           1,228
   0.000% due 04/05/19                                  1,445             614
   0.000% due 09/26/19                                    990             407
Residual Funding - STRIP
   0.000% due 10/15/20                                    400             158
                                                                 ------------
                                                                        6,373
                                                                 ------------

United States Government
Treasuries - 15.7%
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  1,530           1,691
   3.875% due 01/15/09                                  1,563           1,755
   3.375% due 01/15/12                                    206             228
   3.000% due 07/15/12                                    479             514
   3.875% due 04/15/29                                  4,899           5,938
   3.375% due 04/15/32                                    505             580
United States Treasury Note
   6.000% due 08/15/04                                  1,800           1,910
   7.875% due 11/15/04                                  3,830           4,210
   1.500% due 02/28/05                                  2,450           2,454
   1.625% due 04/30/05                                 32,325          32,402
   6.750% due 05/15/05                                  3,000           3,314
   4.625% due 05/15/06                                  7,160           7,712
   3.500% due 11/15/06                                  1,600           1,668
   4.375% due 05/15/07                                  3,060           3,283
   3.000% due 02/15/08                                    345             349
   6.500% due 02/15/10                                  6,750           8,036
   5.000% due 02/15/11                                  1,930           2,117
   5.000% due 08/15/11                                  1,000           1,095
   3.875% due 02/15/13                                  3,425           3,430
   7.500% due 11/15/16                                  2,100           2,765
   8.750% due 05/15/17                                  2,425           3,525
   8.125% due 08/15/19                                  7,075           9,923
   6.000% due 02/15/26                                  4,965           5,735
   5.375% due 02/15/31                                  3,520           3,841
United States Treasury STRIP Coupon
   0.000% due 05/15/17                                    600             306
United States Treasury STRIP Principal
   0.000% due 11/15/09                                  1,495           1,173
                                                                 ------------
                                                                      109,954
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $650,379)                                                       671,069
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 0.8%
Financial Services - 0.8%
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional (Y)                      686           5,580
                                                                 ------------

Utilities - 0.0%
Proton Opportunity Fund, Ltd. (AE)                          1               1
                                                                 ------------

TOTAL COMMON STOCKS
(cost $4,838)                                                           5,581
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
Centaur Funding Corp.                                   1,535           1,795
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,554)                                                           1,795
                                                                 ------------

SHORT-TERM INVESTMENTS - 31.8%
Bundesschatzanweisungen
   4.250% due 06/13/03                                  3,400           3,801
Capital Auto Receivables Asset Trust
   Series 2002-2 Class A2
   2.890% due 04/15/04                                    419             420
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper
   1.250% due 05/28/03                                  3,000           2,997
   1.230% due 07/23/03                                    900             897
Danske Corp. Commercial Paper (c)(y)
   1.210% due 07/10/03                                  6,400           6,380
   1.240% due 07/14/03                                    200             199
Deutsche Bundesrepublik
   6.000% due 09/15/03                                  5,210           5,887
Fairfax Financial Holdings, Ltd.
   7.750% due 12/15/03                                    980             975
Federal Home Loan Mortgage Corp.
   3.250% due 01/15/04                                  1,640           1,664
Federal National Mortgage Association Discount
   Note (c)(y)
   1.180% due 07/02/03                                  4,000           3,990
   1.200% due 07/16/03                                  1,000             997
First Security Corp.
   5.875% due 11/01/03                                  3,000           3,067
Ford Motor Credit Co. (E)
   1.806% due 06/23/03                                  2,175           2,174
Frank Russell Investment Company Money Market
   Fund, due on demand (c)                            155,990         155,990
French Treasury Note BTAN
   4.500% due 07/12/03                                  3,534           3,958

                                                     Multistrategy Bond Fund  93

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp.
   1.250% due 07/23/03                                    200             199
General Motors Acceptance Corp. (E)
   1.440% due 08/18/03                                  1,900           1,897
   1.649% due 11/07/03                                  1,200           1,197
HBOS Treasury Services PLC Commercial Paper (E)
   1.230% due 05/16/03                                    300             300
   1.240% due 05/16/03                                    300             300
Honda Auto Receivables Owner Trust
   Series 2002-1 Class A2
   2.550% due 04/15/04                                     91              91
Italy Buoni Poliennali Del Tesoro
   4.500% due 07/15/03                                  3,534           3,961
Lloyds Bank PLC
   1.230% due 07/29/03                                    800             797
Morgan Stanley
   5.625% due 01/20/04                                    900             927
Nisource Finance Corp.
   7.500% due 11/15/03                                    235             242
PSEG Energy Holdings, Inc.
   9.125% due 02/10/04                                    210             217
Svenska Handlsbn (c)(y)
   1.230% due 06/02/03                                  4,300           4,295
UBS Finance, Inc. Yrs 3&4 Commercial Paper
   (c)(y)
   1.240% due 05/28/03                                  5,900           5,895
United States Treasury Bill (c)(y)
   1.180% due 05/08/03 (s)                                575             575
   1.175% due 05/15/03 (s)                                465             465
   1.230% due 07/17/03                                    100              99
   1.150% due 09/04/03                                     25              25
   1.170% due 09/25/03                                    350             348
   1.090% due 10/02/03                                     25              25
   1.100% due 10/02/03                                    300             298
Westpac Capital Corp. Years 1 & 2 Commercial
   Paper (c)(y)
   1.240% due 05/28/03                                  6,200           6,194
Westpactrust Securities
   1.200% due 07/02/03                                    200             199
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $220,979)                                                       221,942
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

WARRANTS - 0.0%
International Debt - 0.0%
Mexico Government International Bond 2003
   Warrants (AE)                                          615               2
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc.
   2009 Warrants (AE)(Y)                                   --              --
                                                                 ------------

TOTAL WARRANTS
(cost $105)                                                                 2
                                                                 ------------

TOTAL INVESTMENTS - 129.2%
(identified cost $877,855)                                            900,389

OTHER ASSETS AND LIABILITIES
NET - (29.2%)                                                        (203,293)
                                                                 ------------

NET ASSETS - 100.0%                                                   697,096
                                                                 ============

                                                                   UNREALIZED
FUTURES CONTRACTS                                 NOTIONAL        APPRECIATION
                                                   AMOUNT        (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Euribor Futures (UK)
   expiration date 06/03 (2)                              489                4
   expiration date 09/03 (15)                           3,667               16
   expiration date 12/03 (6)                            1,466                1
   expiration date 03/04 (1)                              244               --
Eurodollar Futures
   expiration date 03/04 (47)                          11,577               74
   expiration date 06/04 (2)                              491                2
   expiration date 09/04 (2)                              489                1
   expiration date 12/04 (5)                            1,219                1
   expiration date 03/05 (3)                              729               --

Three Month LIBOR Futures (UK)
   expiration date 12/03 (1)                              121               --
   expiration date 03/04 (1)                              120               (1)

United States Treasury 2 Year Notes
   expiration date 06/03 (71)                          15,329               55

United States Treasury 5 Year Notes
   expiration date 06/03 (63)                           7,166               47

United States Treasury 10 Year Notes
   expiration date 06/03 (61)                           7,023               40

See accompanying notes which are an integral part of the financial statements.

 94  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
United States Treasury Bonds
   expiration date 06/03 (26)                           2,965               16

Short Positions
Euribor Futures (UK)
   expiration date 06/03 (12)                               1                7
   expiration date 12/03 (23)                               2               23

Eurodollar Futures
   expiration date 06/03 (4)                              988               (9)
   expiration date 09/03 (4)                              988              (13)
   expiration date 12/03 (4)                              987              (15)
   expiration date 03/04 (4)                              985              (17)

10 Year Interest Rate Swap Futures
   expiration date 06/03 (104)                         11,853               33
United States Treasury 2 Year Notes
   expiration date 06/03 (42)                           9,068              (43)

United States Treasury 5 Year Notes
   expiration date 06/03 (484)                         55,055             (238)
United States Treasury 10 Year Notes
   expiration date 06/03 (9)                            1,036               (7)

United States Treasury Bonds
   expiration date 06/03 (44)                           5,017               21
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                   (2)
                                                                  ============


OPTIONS WRITTEN                                    NOTIONAL          MARKET
                                                    AMOUNT            VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Eurodollar Futures
   Jun 2003 98.75 Call (66)                            16,294              (17)
   Jun 2003 97.50 Put (33)                              8,044               --
   Jun 2003 98.00 Put (12)                              2,940               --
Swap Option Three Month LIBOR
   Oct 2003 6.00 Call (1)                               1,200             (114)
   Oct 2003 6.00 Put (1)                                1,200              (15)
   Nov 2004 5.20 Call (1)                               4,000             (233)
   Nov 2004 6.70 Put (1)                                4,000              (29)
                                                                  ------------

Total Liability for Options Written
  (premiums received $395)                                                (408)
                                                                  ============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           8,301      USD         8,911    05/15/03               (348)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund  95

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns           1,030   plus 0.35%                   04/30/03                    62

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns           2,100   plus 0.75%                   06/30/03                   127

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns           2,820   plus 0.575%                  08/31/03                   171

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns           3,900   plus 0.10%                   09/30/03                   238

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns           1,490   plus 1.85%                   10/31/03                    88

Lehman Brothers CMBS ERISA                                      1 Month USD LIBOR-
Eligible Total Return Index      Lehman Brothers        1,750   minus 0.35%                  04/30/03                    20

Lehman Brothers CMBS ERISA                                      1 Month USD LIBOR-
Eligible Total Return Index      Bear Stearns           1,440   minus 0.45%                  06/30/03                    17

Lehman Brothers CMBS ERISA                                      1 Month USD LIBOR-
Eligible Total Return Index      Lehman Brothers        2,910   minus 0.33%                  07/31/03                    34

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers     900 plus   0.65%                        06/30/03                    61

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers        1,080   plus 0.75%                   08/31/03                    73

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers        1,760   plus 0.05%                   11/30/03                   119

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers        1,690   plus 0.75%                   12/31/03                   114
                                                                                                           ----------------
                                                                                                                      1,124
                                                                                                           ================

INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------------------------------
         NOTIONAL                                                                                          MARKET
          AMOUNT                                                                     TERMINATION           VALUE
            $                       FUND RECEIVES                FUND PAYS               DATE                $
--------------------------   ----------------------------   --------------------   ----------------   ----------------
USD                    300   6.000%                         Six Month LIBOR            06/18/03                    (65)
GBP                  2,000   4.000%                         Six Month LIBOR            03/17/05                      6
                                                                                                      ----------------

Total Market Value of Interest Rate Swaps premiums paid
   (received) - ($23)                                                                                              (59)
                                                                                                      ================

See accompanying notes which are an integral part of the financial statements.

 96  Multistrategy Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL
                                                                 AMOUNT                           DATE           MARKET
                                                                  ($)             RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
MARKET MUNICIPAL BONDS - 97.8%
Alabama - 1.6%
Birmingham Jefferson Civic Center Authority Special Tax (m)            425       5.250          01/01/05               451
County of Jefferson Alabama General Obligation Unlimited (m)           500       5.000          04/01/10               556
Huntsville Health Care Authority Revenue Bonds                         200       4.000          06/01/03               200
Huntsville Health Care Authority Revenue Bonds                         200       5.250          06/01/05               211
Marshall County Health Care Authority Revenue Bonds                    155       4.500          01/01/05               161
Marshall County Health Care Authority Revenue Bonds                    160       4.500          01/01/06               168
Mobile County Board of School Commissioners General
   Obligation Unlimited, weekly demand (m)                             375       5.000          03/01/12               412
Tuscaloosa Alabama General Obligation Unlimited                        340       5.000          02/15/07               374
                                                                                                              ------------
                                                                                                                     2,533
                                                                                                              ------------

Alaska - 0.4%
Anchorage Alaska General Obligation Unlimited, weekly demand
   (m)                                                                 500       5.750          12/01/16               576
                                                                                                              ------------

Arizona - 3.6%
Arizona State Transportation Board Revenue Bonds (m)                   500       5.750          07/01/04               527
Arizona State Transportation Board Revenue Bonds, weekly
   demand                                                              500       5.250          07/01/12               562
Phoenix Civic Improvement Corp. Revenue Bonds (m)                      250       5.500          07/01/07               283
Phoenix Civic Plaza Building Corp. Revenue Bonds, weekly
   demand                                                            1,000       5.900          07/01/10             1,101
Salt River Project Agricultural Improvement & Power District
   Revenue Bonds                                                       750       5.000          01/01/11               834
Salt River Project Agricultural Improvement & Power District
   Revenue Bonds                                                     1,320       6.000          01/01/08             1,522
Salt River Project Agricultural Improvement & Power District
   Revenue Bonds                                                       230       5.500          01/01/05               246
Salt River Project Agricultural Improvement & Power District
   Revenue Bonds                                                       270       5.500          01/01/05               288
University of Arizona Revenue Bonds (m)                                430       5.000          06/01/06               473
                                                                                                              ------------
                                                                                                                     5,836
                                                                                                              ------------

Arkansas - 0.1%
Fayetteville Ar Revenue Bonds                                          180       3.200          06/01/07               181
                                                                                                              ------------

California - 6.8%
Abag Finance Authority for Nonprofit Corp.s Certificate of
   Participation, weekly demand                                        600       5.700          08/15/14               639
California Housing Finance Agency Revenue Bonds, weekly
   demand (m)                                                        1,000       5.850          08/01/16             1,064
California State Department of Water Resources Revenue Bonds           285       5.500          05/01/09               318
California State Department of Water Resources Revenue Bonds           250       5.500          05/01/10               278
California State Department of Water Resources Revenue Bonds
   (m)                                                                 500       5.250          05/01/11               562
California State General Obiligation Unlimited, semiannual
   demand                                                              250       5.000          02/01/10               271
California State General Obiligation Unlimited, semiannual
   demand                                                              500       5.000          02/01/13               538
California State General Obiligation Unlimited, semiannual
   demand                                                              500       5.250          02/01/14               545
California State General Obligation Unlimited                        1,000       6.600          02/01/10             1,176
California State General Obligation Unlimited                        1,000       5.000          10/01/11             1,084
California State General Obligation Unlimited                          550       5.000          02/01/12               593
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                 1,000       5.200          12/01/29             1,074
California Statewide Communities Development Authority
   Revenue Bonds, semi-annual demand (E)                               900       4.350          11/01/36               937
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                     1,000       5.000          06/01/21               962
San Diego County Regional Transportation Commission Revenue
   Bonds, weekly demand                                                355       7.000          04/01/06               355
Southern California Public Power Authority Revenue Bonds (m)           405       5.375          01/01/12               462
                                                                                                              ------------
                                                                                                                    10,858
                                                                                                              ------------

                                                        Tax Exempt Bond Fund  97

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL
                                                                 AMOUNT                           DATE           MARKET
                                                                  ($)             RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Colorado - 1.5%
Colorado Department of Transportation Revenue Bonds (m)                265       6.000          06/15/08               309
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand                                                              200       6.625          02/01/13               205
Colorado Housing & Finance Authority Revenue Bonds                      13       4.500          11/01/05                13
Colorado Housing & Finance Authority Revenue Bonds (E)                 150       6.300          08/01/16               164
Colorado Housing & Finance Authority Revenue Bonds,
   semi-annual demand                                                  265       6.300          08/01/12               284
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                              205       7.250          04/01/10               218
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                              115       6.700          10/01/16               122
Denver Health & Hospital Authority Revenue Bonds                     1,000       5.000          12/01/04             1,037
                                                                                                              ------------
                                                                                                                     2,352
                                                                                                              ------------

Delaware - 0.9%
Delaware State Economic Development Authority Economic
   Development Revenue Bonds, semi-annual demand (E)(m)                250       4.900          05/01/26               272
Delaware State Economic Development Authority Economic
   Development Revenue Bonds, weekly demand                          1,000       6.500          01/01/08             1,122
                                                                                                              ------------
                                                                                                                     1,394
                                                                                                              ------------

District of Columbia - 2.0%
District of Columbia Certificate of Participation (m)                  500       5.250          01/01/08               556
District of Columbia General Obligation Unlimited (m)                   70       5.500          06/01/09                81
District of Columbia General Obligation Unlimited (m)                  930       5.500          06/01/09             1,063
District of Columbia General Obligation Unlimited, weekly
   demand (pre-refunded 6/1/2006) (ae)                                 800       6.375          06/01/16               928
District of Columbia Revenue Bonds Zero Coupon (m)                     400       0.000          07/01/05               380
District of Columbia TOB Settlement Financing Corporation
   Revenue Bonds                                                       200       5.200          05/15/08               196
                                                                                                              ------------
                                                                                                                     3,204
                                                                                                              ------------

Florida - 7.7%
Escambia County Health Facilities Authority Revenue Bonds            1,000       5.000          11/15/06             1,100
First Governmental Financing Commission Revenue Bonds (m)            1,555       5.500          07/01/14             1,803
Florida State Board of Education General Obligation
   Unlimited                                                         1,000       6.500          06/01/07             1,168
Florida State Division Of Bond Finance Revenue Bonds (m)               500       5.750          07/01/06               562
Florida State General Obligation Unlimited, weekly demand
   (pre-refunded 7/1/2005) (ae)                                        500       5.800          07/01/18               551
Florida Water Pollution Control Financing Corp. Revenue
   Bonds, weekly demand                                                500       5.500          01/15/12               569
Hillsborough County Educational Facilities Authority Revenue
   Revenue Bonds, semi-annual demand (m)                               960       5.750          04/01/18             1,064
Hillsborough County Florida Revenue Bonds, semi-annual
   demand                                                              140       6.200          12/01/08               156
JEA Revenue Bonds                                                    1,500       5.000          10/01/09             1,681
Martin County Health Facilities Authority Revenue Bonds                200       5.250          11/15/08               212
North Miami Fl Revenue Bonds (m)                                     1,325       5.000          04/01/10             1,472
Orlando Utilities Commission Revenue Bonds                           1,225       5.900          10/01/08             1,435
Tallahassee Fl Revenue Bonds (m)                                       500       5.000          10/01/11               559
                                                                                                              ------------
                                                                                                                    12,332
                                                                                                              ------------

Georgia - 4.4%
City of Atlanta Georgia Revenue Bonds (m)                            1,000       5.500          11/01/14             1,171
Columbia County Ga Revenue Bonds (m)                                   750       6.000          06/01/20               905
Dalton Georgia Revenue Bonds (m)                                       500       5.750          01/01/09               577
Fulton County Development Authority Revenue Bonds                      500       5.750          11/01/11               587

 98  Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL
                                                                 AMOUNT                           DATE           MARKET
                                                                  ($)             RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Revenue Bonds (m)                 850       6.250          01/01/17             1,053
Georgia State General Obligation Unlimited                             600       6.500          12/01/09               731
Georgia State General Obligation Unlimited                           1,000       5.750          08/01/08             1,162
Georgia State Road & Thruway Authority Revenue Bonds                   590       5.250          03/01/11               668
Private Colleges & Universities Authority Revenue Bonds                 55       6.000          06/01/04                57
Private Colleges & Universities Authority Revenue Bonds                 70       6.000          06/01/05                75
                                                                                                              ------------
                                                                                                                     6,986
                                                                                                              ------------

Hawaii - 1.0%
Hawaii State General Obligation Unlimited (m)                        1,000       5.750          01/01/10             1,154
Kauai County Hawaii General Obligation Unlimited, weekly
   demand (pre-refunded 8/1/2010) (m)(ae)                              375       6.250          08/01/19               452
                                                                                                              ------------
                                                                                                                     1,606
                                                                                                              ------------

Idaho - 0.2%
Idaho Health Facilities Authority Revenue Bonds, daily
   demand (E)(m)                                                       350       1.280          07/01/30               350
                                                                                                              ------------

Illinois - 6.5%
Chicago Illinois General Obligation Unlimited (m)                    1,050       6.125          01/01/12             1,249
Chicago Illinois General Obligation Unlimited, weekly demand
   (m)                                                                 750       6.000          01/01/11               869
Chicago Illinois Tax Allocation Zero Coupon (m)                        700       0.000          12/01/07               620
Cook County Community Consolidated School District No.
   15-Palatine General Obligation Limited Zero Coupon (m)            1,000       0.000          12/01/11               706
Cook County Community Consolidated School District No.
   15-Palatine General Obligation Limited Zero Coupon (m)            2,235       0.000          12/01/13             1,418
Illinois Development Finance Authority General Obligation
   Unlimited Zero Coupon (m)                                           400       0.000          01/01/10               317
Illinois Development Finance Authority Revenue Bonds, weekly
   demand (pre-refunded 7/1/2006) (ae)                                 420       7.375          07/01/21               502
Illinois Health Facilities Authority Revenue Bonds                   1,000       5.250          09/01/04             1,039
Illinois Health Facilities Authority Revenue Bonds (m)                 500       5.000          08/01/03               505
Illinois Health Facilities Authority Revenue Bonds (m)                 240       5.500          08/01/07               270
Illinois Health Facilities Authority Revenue Bonds (m)               1,420       5.500          08/15/05             1,539
Illinois Health Facilities Authority Revenue Bonds                     440       4.000          10/01/04               454
Lake County Community Unit School District No. 116-Round
   Lake General Obligation Unlimited (m)                               400       7.600          02/01/14               536
Macon County & Decatur Illinois Certificate of Participation
   (m)                                                                 425       6.500          01/01/05               460
                                                                                                              ------------
                                                                                                                    10,484
                                                                                                              ------------

Indiana - 6.3%
Allen County Jail Building Corp. Revenue Bonds                         300       5.750          10/01/09               348
City of Indianapolis Indiana Revenue Bonds (m)                         450       5.000          10/01/06               497
Columbus Multi School Building Corp. Indiana Revenue Bonds
   (m)                                                                 450       5.000          01/10/10               500
Franklin Township School Building Corp./Marion County
   Indiana Revenue Bonds                                               500       5.750          07/15/06               563
Indiana Health Facility Financing Authority                            560       5.375          12/01/08               638
Indiana Health Facility Financing Authority Revenue Bonds
   (m)                                                               1,250       5.000          12/01/03             1,277
Indiana Health Facility Financing Authority Revenue Bonds              170       4.500          02/15/05               175
Indiana Health Facility Financing Authority Revenue Bonds            1,000       5.500          11/15/10             1,118
Indiana Health Facility Financing Authority Revenue Bonds
   (pre-refunded 11/1/2007) (E)(ae)                                  1,325       5.000          11/01/26             1,449

                                                        Tax Exempt Bond Fund  99

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL
                                                                 AMOUNT                           DATE           MARKET
                                                                  ($)             RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)                                                 2,200       1.310          03/01/30             2,201
Indiana Housing Finance Authority Revenue Bonds, weekly
   demand                                                              725       6.600          07/01/05               742
Indiana University Revenue Bonds, weekly demand                        500       5.750          08/01/10               567
                                                                                                              ------------
                                                                                                                    10,075
                                                                                                              ------------

Iowa - 0.2%
Iowa Finance Authority Revenue Bonds                                   290       6.000          07/01/10               329
                                                                                                              ------------

Kansas - 2.4%
Butler & Sedgwick Counties Unified School District No. 385
   Andover General Obligation Unlimited (m)                            500       5.000          09/01/09               562
Kansas Development Finance Authority Revenue Bonds                   1,000       5.500          11/01/11             1,155
Kansas State Department of Transportation Revenue Bonds                300       7.250          03/01/04               315
Kansas State Department of Transportation Revenue Bonds                600       7.250          03/01/05               663
Kansas State Department of Transportation Revenue Bonds,
   weekly demand (E)                                                   100       1.280          09/01/20               100
La Cygne Kansas Revenue Bonds (E)                                    1,000       3.900          03/01/15             1,026
                                                                                                              ------------
                                                                                                                     3,821
                                                                                                              ------------

Louisiana - 0.8%
Jefferson Parish Hospital Service District No. 2 Revenue
   Bonds, annual demand (m)                                          1,000       5.250          12/01/15             1,084
Louisiana Energy & Power Authority Revenue Bonds (m)                   200       5.500          01/01/08               227
                                                                                                              ------------
                                                                                                                     1,311
                                                                                                              ------------

Maryland - 0.1%
Prince Georges County Maryland Revenue Bonds, annual demand
   (E)                                                                 180       3.150          01/15/14               180
                                                                                                              ------------

Massachusetts - 3.6%
Massachusetts Bay Transportation Authority Revenue Bonds               500       6.000          03/01/06               559
Massachusetts Bay Transportation Authority Revenue Bonds             1,000       5.250          07/01/10             1,132
Massachusetts Development Finance Agency Revenue Bonds                 360       5.750          08/01/05               389
Massachusetts Development Finance Agency Revenue Bonds                 205       5.125          12/01/11               218
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       145       5.000          07/01/09               156
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       190       5.000          07/01/07               201
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       315       4.500          10/01/05               327
Massachusetts State General Obligation Limited (m)                   1,500       5.000          12/01/07             1,678
Massachusetts State General Obligation Unlimited, weekly
   demand (pre-refunded 2/1/2010) (ae)                                 430       6.000          02/01/11               510
Massachusetts State Port Authority Revenue Bonds                       200       6.000          07/01/06               223
Massachusetts State Port Authority Revenue Bonds                       125       5.250          07/01/07               138
Massachusetts State Port Authority Revenue Bonds                       150       5.750          07/01/10               170
                                                                                                              ------------
                                                                                                                     5,701
                                                                                                              ------------

Michigan - 2.8%
Bishop International Airport Authority Revenue Bonds (m)               750       5.000          12/01/10               806
Kent Hospital Finance Authority Revenue Bonds                          250       5.250          01/15/07               271
Manistee Area Public Schools General Obligation Unlimited
   (m)                                                                 235       6.000          05/01/08               273
Michigan Municipal Bond Authority Revenue Bonds, weekly
   demand (pre-refunded 10/1/2010) (ae)                                500       5.750          10/01/11               592
Michigan State Hospital Finance Authority Revenue Bonds (m)            250       5.000          05/15/07               275

 100  Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL
                                                                 AMOUNT                           DATE           MARKET
                                                                  ($)             RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Michigan State Hospital Finance Authority Revenue Bonds              1,000       5.500          10/01/04             1,060
Michigan State Hospital Finance Authority Revenue Bonds,
   weekly demand                                                       190       5.500          03/01/13               206
Michigan State Trunk Line Revenue Bonds (m)                            900       5.500          11/01/11             1,038
                                                                                                              ------------
                                                                                                                     4,521
                                                                                                              ------------

Minnesota - 0.9%
City of State Cloud Minnesota Revenue Bonds (m)                        340       5.500          05/01/06               376
Minnesota Housing Finance Agency Revenue Bonds, weekly
   demand                                                              505       6.700          01/01/18               520
Minnesota State General Obligation Unlimited                           500       6.000          08/01/05               551
                                                                                                              ------------
                                                                                                                     1,447
                                                                                                              ------------

Mississippi - 1.0%
Mississippi State General Obligation Unlimited                         300       5.375          07/01/17               344
Mississippi State General Obligation Unlimited                       1,000       6.000          11/01/08             1,174
                                                                                                              ------------
                                                                                                                     1,518
                                                                                                              ------------

Missouri - 0.4%
Missouri Housing Development Commission Revenue Bonds                  265       4.350          12/01/07               278
Southeast Missouri State University Revenue Bonds (m)                  250       5.625          04/01/10               288
                                                                                                              ------------
                                                                                                                       566
                                                                                                              ------------

Nevada - 1.5%
Clark County Improvement District Special Assessment, weekly
   demand (E)                                                          100       1.280          02/01/21               100
Clark County School District General Obligation Limited,
   weekly demand (m)                                                 1,000       5.250          06/15/10             1,114
Henderson Nevada General Obligation Limited (m)                        475       6.000          06/01/06               535
Truckee Meadows Water Authority Revenue Bonds (m)                      500       5.500          07/01/11               572
                                                                                                              ------------
                                                                                                                     2,321
                                                                                                              ------------

New Hampshire - 0.4%
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       275       6.500          07/01/10               293
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       325       4.600          10/01/07               342
                                                                                                              ------------
                                                                                                                       635
                                                                                                              ------------

New Jersey - 3.1%
New Jersey State Educational Facilities Authority Revenue
   Bonds                                                             1,000       5.750          09/01/10             1,163
New Jersey State Transit Corporation Certificate of
   Participation (m)                                                 1,350       5.500          09/15/07             1,531
New Jersey State Turnpike Authority Revenue Bonds (m)                  500       5.500          01/01/09               569
New Jersey Transportation Trust Fund Authority Revenue Bonds         1,000       6.000          06/15/06             1,128
New Jersey Transportation Trust Fund Authority Revenue Bonds           500       6.000          06/15/07               576
                                                                                                              ------------
                                                                                                                     4,967
                                                                                                              ------------

New Mexico - 1.5%
New Mexico State Highway Commission Revenue Bonds                    1,000       5.750          06/15/09             1,164
New Mexico State Highway Commission Revenue Bonds                      570       5.500          06/15/06               636
Rio Rancho New Mexico Revenue Bonds (m)                                500       8.000          05/15/04               535
                                                                                                              ------------
                                                                                                                     2,335
                                                                                                              ------------

New York - 9.4%
City of New York New York General Obligation Unlimited                 500       5.300          08/01/03               505
City of New York New York General Obligation Unlimited                 500       5.300          08/01/03               505
City of New York New York General Obligation Unlimited                 750       5.250          08/01/03               757

                                                       Tax Exempt Bond Fund  101

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL
                                                                 AMOUNT                           DATE           MARKET
                                                                  ($)             RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
City of New York New York General Obligation Unlimited               1,000       5.500          08/15/08             1,103
City of New York New York General Obligation Unlimited                 250       5.250          12/01/09               274
City of New York New York General Obligation Unlimited               1,000       5.500          08/01/09             1,105
City of New York New York General Obligation Unlimited                 750       5.000          08/01/06               807
City of New York New York General Obligation Unlimited,
   weekly demand                                                       130       5.000          08/01/10               139
City of New York New York General Obligation Unlimited,
   weekly demand                                                       125       5.750          08/01/11               139
City of New York New York General Obligation Unlimited,
   weekly demand                                                       235       5.250          11/01/12               253
Long Island Power Authority Revenue Bonds                              250       5.000          06/01/09               269
Metropolitan Transportation Authority Revenue Bonds                    500       5.300          07/01/05               542
Metropolitan Transportation Authority Revenue Bonds                    650       5.000          07/01/03               654
New York City Municipal Water Finance Authority Revenue
   Bonds                                                             1,500       5.250          06/15/12             1,698
New York State Dormitory Authority Revenue Bonds (m)                 1,900       7.000          07/01/09             2,198
New York State Dormitory Authority Revenue Bonds                       375       6.000          08/15/04               397
New York State Dormitory Authority Revenue Bonds                       500       5.000          07/01/03               503
New York State Dormitory Authority Revenue Bonds (E)(m)                650       5.250          11/15/29               726
New York State Thruway Authority Revenue Bonds (m)                     500       5.250          04/01/10               565
Niagara County Industrial Development Agency Revenue Bonds
   (E)                                                                 350       5.550          11/15/24               364
Suffolk County Judicial Facilities Agency Revenue Bonds (m)            500       5.500          04/15/09               571
TSASC Inc. Revenue Bonds                                             1,000       5.500          07/15/13               965
                                                                                                              ------------
                                                                                                                    15,039
                                                                                                              ------------

North Carolina - 1.4%
North Carolina Eastern Municipal Power Agency Revenue Bonds            250       5.500          01/01/10               271
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds                                                               200       5.500          01/01/13               221
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds, semi-annual demand (m)                                     1,500       6.000          01/01/12             1,770
                                                                                                              ------------
                                                                                                                     2,262
                                                                                                              ------------

Ohio - 3.0%
Columbus Ohio General Obligation Limited                               585       5.250          01/01/11               657
Erie County Ohio Revenue Bonds                                         275       4.000          08/15/04               282
Hamilton County Oh Revenue Bonds (m)                                   250       6.000          12/01/05               278
Jackson Local School District Stark & Summit Counties
   General Obligation Unlimited Zero Coupon (m)                        500       0.000          12/01/07               445
Ohio State Building Authority Revenue Bonds                            575       5.750          04/01/08               661
Ohio State Building Authority Revenue Bonds (m)                        500       6.000          04/01/06               562
Ohio State General Obligation Unlimited                                300       5.250          06/15/04               314
Ohio State General Obligation Unlimited                                550       5.500          05/01/08               627
Richland County Ohio Revenue Bonds                                     300       5.400          11/15/03               306
Steubenville Ohio Revenue Bonds                                        280       5.700          10/01/10               310
University of Cincinnati Revenue Bonds (m)                             300       5.500          06/01/08               342
                                                                                                              ------------
                                                                                                                     4,784
                                                                                                              ------------

Oklahoma - 0.2%
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand           345       7.600          09/01/15               390
                                                                                                              ------------

Oregon - 0.3%
Clackamas County School Distrist No. 62C Oregon City General
   Obligation Unlimited, weekly demand                                 435       6.000          06/15/11               506
                                                                                                              ------------

 102  Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL
                                                                 AMOUNT                           DATE           MARKET
                                                                  ($)             RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.4%
Allegheny County Port Authority Revenue Bonds, weekly demand
   (m)                                                                 250       5.500          03/01/17               279
Norwin School District General Obligation Unlimited, weekly
   demand (pre-refunded 4/1/2010) (m)(ae)                              250       6.000          04/01/20               296
Owen J Roberts School District General Obligation Unlimited
   (m)                                                                 500       5.000          08/15/12               556
Philadelphia Pennsylvania Revenue Bonds (m)                            750       5.250          08/01/13               847
Philadelphia Pennsylvania Revenue Bonds (m)                            500       5.500          07/01/07               566
Philadelphia Pennsylvania Revenue Bonds (m)                            500       6.750          08/01/05               558
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand                                                              750       5.300          12/01/12               802
                                                                                                              ------------
                                                                                                                     3,904
                                                                                                              ------------

Puerto Rico - 0.1%
Puerto Rico Commonwealth General Obligation Unlimited (E)              200       6.000          07/01/13               226
                                                                                                              ------------

Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp. Revenue
   Bonds                                                               150       5.750          08/15/10               160
                                                                                                              ------------

South Carolina - 1.6%
Richland-Lexington Airport District Revenue Bonds (m)                  250       5.000          01/01/06               270
Richland-Lexington Airport District Revenue Bonds (m)                  500       5.000          01/01/09               551
Richland-Lexington Airport District Revenue Bonds (m)                  440       5.000          01/01/10               482
Rock Hill South Carolina Revenue Bonds (m)                             250       5.000          01/01/10               277
South Carolina State Public Service Authority Revenue Bonds,
   weekly demand (m)                                                   375       5.500          01/01/11               425
Spartanburg County South Carolina Revenue Bonds (m)                    500       6.000          04/15/07               571
                                                                                                              ------------
                                                                                                                     2,576
                                                                                                              ------------

South Dakota - 1.1%
Sioux Falls South Dakota Revenue Bonds (m)                             250       5.500          11/15/10               288
South Dakota State Building Authority Revenue Bonds (m)              1,330       5.000          09/01/12             1,477
                                                                                                              ------------
                                                                                                                     1,765
                                                                                                              ------------

Tennessee - 1.9%
Memphis-Shelby County Airport Authority Revenue Bonds                  200       5.050          09/01/12               213
Metropolitan Government Nashville & Davidson County Health &
   Educational Facility Board Revenue Bonds                            920       5.000          11/01/06             1,020
Metropolitan Government Nashville & Davidson County
   Tennessee Revenue Bonds (m)                                         180       5.250          01/01/13               203
Shelby County Tennessee General Obligation Unlimited                 1,000       6.750          04/01/05             1,101
Williamson County Tennessee General Obligation Unlimited               500       6.000          03/01/06               560
                                                                                                              ------------
                                                                                                                     3,097
                                                                                                              ------------

Texas - 7.5%
Alvin Independent School District General Obligation
   Unlimited                                                           515       6.750          08/15/09               626
Alvin Independent School District General Obligation
   Unlimited                                                           545       6.750          08/15/10               666
Bell County Health Facility Development Corp. Revenue Bonds          1,010       5.000          11/15/03             1,028
Brazos River Harbor Navigation District Revenue Bonds (E)              220       4.750          05/15/33               225
City of Houston Texas Revenue Bonds (m)                                500       6.000          07/01/04               528
El Paso Independent School District General Obligation
   Unlimited                                                         1,000       5.375          08/15/09             1,141
Fort Bend County Industrial Development Corp. Revenue Bonds,
   annual demand                                                       250       3.000          10/01/11               257
Harris County Texas General Obligation Limited                       1,435       5.250          08/15/09             1,628

                                                       Tax Exempt Bond Fund  103

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL
                                                                 AMOUNT                           DATE           MARKET
                                                                  ($)             RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
North Central Texas Health Facility Development Corp.
   Revenue Bonds (m)                                                 1,050       5.500          04/01/05             1,127
Port Corpus Christi Authority Revenue Bonds, weekly demand             385       5.350          11/01/10               395
Round Rock Independent School District General Obligation
   Unlimited                                                         1,000       6.500          08/01/10             1,207
Round Rock Independent School District General Obligation
   Unlimited                                                           430       5.375          08/01/12               489
Round Rock Independent School District General Obligation
   Unlimited, weekly demand                                            750       6.500          08/01/11               892
Texas A & M University Revenue Bonds                                 1,000       5.000          07/01/08             1,120
University of Texas Permanent University Fund Revenue Bonds            420       5.000          07/01/09               471
Waco Health Facilities Development Corp. Revenue Bonds                 250       5.200          11/15/06               275
                                                                                                              ------------
                                                                                                                    12,075
                                                                                                              ------------

Utah - 1.0%
Salt Lake City Utah General Obligation Unlimited                     1,250       5.500          06/15/07             1,415
Utah County Utah Revenue Bonds                                         200       5.050          11/01/17               201
                                                                                                              ------------
                                                                                                                     1,616
                                                                                                              ------------

Virginia - 1.1%
Fairfax County Virginia Certificate of Participation, weekly
   demand                                                              200       5.750          04/15/13               225
Prince William County Service Authority Revenue Bonds (m)              555       5.500          07/01/05               603
Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                       360       5.375          05/15/12               408
Virginia Public Building Authority Revenue Bonds                       500       5.750          08/01/07               573
                                                                                                              ------------
                                                                                                                     1,809
                                                                                                              ------------

Washington - 3.6%
CDP-King County III Washington Revenue Bonds (m)                       500       4.600          06/01/03               501
Clallam County Public Utility District No. 1 Revenue Bonds
   (m)                                                                 385       5.000          01/01/08               425
King County School District No. 411 Issaquah General
   Obligation Unlimited (m)                                          1,000       5.500          12/01/05             1,099
Kitsap County Washington General Obligation Limited, weekly
   demand (m)                                                          775       5.750          07/01/14               890
State of Washington General Obligation Unlimited                       500       6.500          07/01/04               531
Washington Public Power Supply System Revenue Bonds                    375       7.000          07/01/08               455
Washington Public Power Supply System Revenue Bonds                    625       7.000          07/01/08               748
Washington Public Power Supply System Revenue Bonds                  1,000       5.000          07/01/04             1,042
                                                                                                              ------------
                                                                                                                     5,691
                                                                                                              ------------

West Virginia - 0.1%
West Virginia State Hospial Finance Authority Revenue Bonds            120       6.500          09/01/05               134
West Virginia State Hospial Finance Authority Revenue Bonds             30       6.500          09/01/05                33
                                                                                                              ------------
                                                                                                                       167
                                                                                                              ------------

Wisconsin - 1.3%
Madison Wisconsin Revenue Bonds                                        280       4.875          10/01/27               299
Oconto Falls Public School District General Obligation
   Unlimited, weekly demand (pre-refunded 3/1/2011) (m)(ae)            750       5.750          03/01/13               876
Wisconsin Housing & Economic Development Authority Revenue
   Bonds, weekly demand                                                145       6.850          11/01/12               147

 104  Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                               PRINCIPAL
                                                                 AMOUNT                           DATE           MARKET
                                                                  ($)             RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Wisconsin State General Obligation Unlimited                           625       5.125          11/01/11               701
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                        71       5.000          07/01/06                76
                                                                                                              ------------
                                                                                                                     2,099
                                                                                                              ------------

TOTAL MUNICIPAL BONDS
(cost $148,073)                                                                                                    156,585
                                                                                                              ------------

SHORT-TERM INVESTMENTS - 1.8%
Frank Russell Investment Company Tax Free Money Market Fund          2,944                                           2,944
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,944)                                                                                                        2,944
                                                                                                              ------------

TOTAL INVESTMENTS - 99.6%
(identified cost $151,017)                                                                                         159,529

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                                                             625
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                160,154
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Tax Exempt Bond Fund  105

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

QUALITY RATINGS AS A % OF VALUE (Unaudited)
AAA                                                    50%
AA                                                     23
A                                                      20
BBB                                                     6
Other                                                   1
                                                      ---
                                                      100%
                                                      ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE (Unaudited)
General Obligation                                     31%
Healthcare Revenue                                     17
Utilities                                              17
Other                                                  13
State and Community Lease                               7
Universities                                            5
Housing Revenue                                         4
Pollution Control Revenue                               2
Cash Equivalents                                        2
Refunded and Special Obligations                        2
                                                      ---
                                                      100%
                                                      ===

See accompanying notes which are an integral part of the financial statements.

 106  Tax Exempt Bond Fund

TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.6%
Auto and Transportation - 2.3%
Burlington Northern Santa Fe Corp.                         15             414
CSX Corp.                                                   9             275
Delphi Corp.                                                8              71
FedEx Corp.                                                10             575
Ford Motor Co.                                             29             297
Harley-Davidson, Inc.                                      12             551
Lear Corp. (AE)                                            49           1,947
Norfolk Southern Corp.                                     16             335
Union Pacific Corp.                                        10             589
United Parcel Service, Inc. Class B                        42           2,603
                                                                 ------------
                                                                        7,657
                                                                 ------------

Consumer Discretionary - 13.4%
Abercrombie & Fitch Co. Class A (AE)                       48           1,575
AOL Time Warner, Inc. (AE)                                152           2,074
Bed Bath & Beyond, Inc. (AE)                               10             375
Black & Decker Corp.                                        4             157
eBay, Inc. (AE)                                            27           2,542
Electronic Arts, Inc. (AE)                                  5             320
Fox Entertainment Group, Inc. Class A (AE)                  4              89
Gannett Co., Inc.                                           4             318
Gap, Inc. (The)                                             6             106
Gillette Co. (The)                                         40           1,224
Home Depot, Inc.                                          126           3,544
Jones Apparel Group, Inc. (AE)                            108           3,074
Kohl's Corp. (AE)                                          41           2,306
Lowe's Cos., Inc.                                          52           2,282
Mattel, Inc.                                               53           1,161
Nike, Inc. Class B                                         36           1,916
Scripps Co. (E.W.) Class A                                  6             476
Target Corp.                                               72           2,394
Tribune Co.                                                44           2,150
Viacom, Inc. Class B (AE)                                 112           4,840
Wal-Mart Stores, Inc.                                     140           7,885
Walt Disney Co.                                            74           1,385
Waste Management, Inc.                                     49           1,066
Wendy's International, Inc.                                 9             253
Yum! Brands, Inc. (AE)                                     26             632
                                                                 ------------
                                                                       44,144
                                                                 ------------

Consumer Staples - 7.8%
Altria Group, Inc.                                        118           3,642
Coca-Cola Co. (The)                                       198           7,995
CVS Corp.                                                  79           1,903
Kraft Foods, Inc. Class A                                  54           1,659
PepsiCo, Inc.                                              33           1,420

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Procter & Gamble Co.                                       91           8,203
Systemco Corp.                                             25             707
                                                                 ------------
                                                                       25,529
                                                                 ------------

Financial Services - 20.7%
Aflac, Inc.                                                15             487
Allstate Corp. (The)                                       10             389
AMBAC Financial Group, Inc.                                88           5,120
American International Group                               14             817
AON Corp.                                                   8             166
Bank of America Corp.                                      13             933
Bank One Corp.                                             36           1,287
Capital One Financial Corp.                                90           3,756
CarrAmerica Realty Corp. (o)                               14             355
Charles Schwab Corp. (The)                                 12             107
Cigna Corp.                                                57           2,965
CIT Group, Inc.                                            82           1,666
Citigroup, Inc.                                           273          10,727
City National Corp.                                         4             161
Compass Bancshares, Inc.                                   19             651
Countrywide Financial Corp.                                66           4,441
E*TRADE Group, Inc. (AE)                                  212           1,167
Fannie Mae                                                 32           2,324
First Data Corp.                                           55           2,158
Freddie Mac                                                37           2,137
Goldman Sachs Group, Inc.                                  21           1,586
Greenpoint Financial Corp.                                 67           3,186
Hartford Financial Services Group, Inc.                     2              73
Hibernia Corp. Class A                                     18             333
MBIA, Inc.                                                 39           1,752
Merrill Lynch & Co., Inc.                                  10             411
Metlife, Inc.                                              54           1,543
Morgan Stanley                                            108           4,829
National Commerce Financial Corp.                          13             271
North Fork BanCorp., Inc.                                  11             343
PNC Financial Services Group, Inc.                         18             773
Prologis (o)                                               11             283
Rouse Co. (The) (o)                                        12             414
SouthTrust Corp.                                           35             940
SunTrust Banks, Inc.                                       10             578
Torchmark Corp.                                            20             787
Travelers Property Casualty Corp. Class A                  68           1,097
Travelers Property Casualty Corp. Class B                  29             478
US Bancorp                                                214           4,748
Wachovia Corp.                                             51           1,941
                                                                 ------------
                                                                       68,180
                                                                 ------------

                                                 Tax-Managed Large Cap Fund  107

TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Care - 14.3%
Abbott Laboratories                                        31           1,251
Aetna, Inc.                                                31           1,539
AmerisourceBergen Corp.                                     1              69
Amgen, Inc. (AE)                                           60           3,703
Anthem, Inc. (AE)                                          16           1,064
Biomet, Inc.                                               10             308
Bristol-Myers Squibb Co.                                  142           3,634
Eli Lilly & Co.                                            45           2,878
Forest Laboratories, Inc. (AE)                             38           1,981
Guidant Corp.                                              24             936
HCA, Inc.                                                  54           1,740
Johnson & Johnson                                          88           4,943
Medimmune, Inc. (AE)                                       21             748
Medtronic, Inc.                                            54           2,578
Merck & Co., Inc.                                          76           4,404
Pfizer, Inc.                                              278           8,535
Schering-Plough Corp.                                      10             183
St Jude Medical, Inc. (AE)                                  6             304
Stryker Corp.                                               8             523
Tenet Healthcare Corp. (AE)                                53             781
UnitedHealth Group, Inc.                                   17           1,548
Wyeth                                                      81           3,543
                                                                 ------------
                                                                       47,193
                                                                 ------------
Integrated Oils - 4.1%
ChevronTexaco Corp.                                        75           4,679
ConocoPhillips                                             72           3,634
Exxon Mobil Corp.                                         148           5,221
                                                                 ------------
                                                                       13,534
                                                                 ------------

Materials and Processing - 2.9%
Air Products & Chemicals, Inc.                             17             728
Alcoa, Inc.                                               158           3,629
Bowater, Inc.                                              21             798
Eastman Chemical Co.                                       18             562
Masco Corp.                                                49           1,035
Monsanto Co.                                               54             940
Temple-Inland, Inc.                                        16             738
United States Steel Corp.                                  85           1,219
                                                                 ------------
                                                                        9,649
                                                                 ------------

Miscellaneous - 6.1%
3M Co.                                                      7             882
Fortune Brands, Inc.                                        6             271
General Electric Co.                                      423          12,442
Georgia-Pacific Corp.                                      20             315
Honeywell International, Inc.                              35             824
Johnson Controls, Inc.                                     20           1,628

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SPX Corp. (AE)                                              2              78
Tyco International, Ltd.                                  233           3,637
                                                                 ------------
                                                                       20,077
                                                                 ------------

Other Energy - 1.6%
Anadarko Petroleum Corp.                                   47           2,096
Cooper Cameron Corp. (AE)                                  24           1,144
Dynegy, Inc. Class A                                       33             145
EL Paso Corp.                                              29             220
Rowan Cos., Inc.                                           30             617
Transocean, Inc.                                           53           1,015
Valero Energy Corp.                                         5             165
                                                                 ------------
                                                                        5,402
                                                                 ------------

Producer Durables - 2.7%
Applied Materials, Inc. (AE)                               58             845
Boeing Co. (The)                                           32             868
Ingersoll-Rand Co. Class A                                 33           1,441
Lexmark International, Inc. (AE)                            6             455
Lockheed Martin Corp.                                       1              40
Northrop Grumman Corp.                                      8             660
Pitney Bowes, Inc.                                          5             169
Teradyne, Inc. (AE)                                        13             155
United Technologies Corp.                                  66           4,073
                                                                 ------------
                                                                        8,706
                                                                 ------------

Technology - 13.6%
Altera Corp. (AE)                                         161           2,541
Analog Devices, Inc. (AE)                                  16             537
Cisco Systems, Inc. (AE)                                  363           5,457
Computer Sciences Corp. (AE)                               33           1,074
Dell Computer Corp. (AE)                                   97           2,813
EMC Corp. (AE)                                             23             209
Hewlett-Packard Co.                                       163           2,652
Intel Corp.                                               246           4,526
International Business Machines Corp.                      67           5,714
Juniper Networks, Inc. (AE)                                32             323
Microsoft Corp.                                           527          13,464
Motorola, Inc.                                             71             562
NCR Corp. (AE)                                             37             809
Oracle Corp. (AE)                                          75             889
QLogic Corp. (AE)                                          11             497
Qualcomm, Inc.                                             60           1,920
Raytheon Co.                                                9             281
Xilinx, Inc. (AE)                                          18             476
                                                                 ------------
                                                                       44,744
                                                                 ------------

Utilities - 7.1%
AT&T Corp.                                                 33             557
AT&T Wireless Services, Inc. (AE)                         181           1,167

 108  Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BellSouth Corp.                                            65           1,662
Comcast Corp. Class A (AE)                                 70           2,092
Comcast Corp. Class A (AE)                                 32           1,029
Consolidated Edison, Inc.                                   1              51
Constellation Energy Group, Inc.                            3              88
DTE Energy Co.                                             43           1,726
Edison International (AE)                                  41             603
FirstEnergy Corp.                                          12             408
Pepco Holdings, Inc.                                       22             385
PG&E Corp. (AE)                                           168           2,517
Pinnacle West Capital Corp.                                63           2,076
PPL Corp.                                                   2              72
Qwest Communications International                         56             210
SBC Communications, Inc.                                  114           2,665
Sprint Corp.-PCS Group (AE)                                34             120
Verizon Communications, Inc.                              142           5,320
Xcel Energy, Inc.                                          37             499
                                                                 ------------
                                                                       23,247
                                                                 ------------

TOTAL COMMON STOCKS
(cost $291,906)                                                       318,062
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.4%
Frank Russell Investment Company
   Money Market Fund                                   10,077          10,077
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                  1,000             998
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $11,075)                                                         11,075
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $302,981)                                            329,137

OTHER ASSETS AND LIABILITIES
NET - 0.0%                                                               (146)
                                                                 ------------

NET ASSETS - 100.0%                                                   328,991
                                                                 ============

                                                                   UNREALIZED
                                                    NOTIONAL      APPRECIATION
FUTURES CONTRACTS                                    AMOUNT      (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P E-Mini Index
   expiration date 06/03 (11)                             504                4

S&P 500 Index
   expiration date 06/03 (45)                          10,306              486
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  490
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                 Tax-Managed Large Cap Fund  109

TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.0%
Auto and Transportation - 3.4%
Aftermarket Technology Corp. (AE)                          13             136
Arkansas Best Corp.                                         3              74
ArvinMeritor, Inc.                                          8             131
Autoliv, Inc.                                              10             236
Aviall, Inc. (AE)                                           5              41
CNF, Inc.                                                   6             191
Expeditors International Washington, Inc.                  10             364
ExpressJet Holdings, Inc. (AE)                              6              74
JB Hunt Transport Services, Inc. (AE)                       3              97
Keystone Automotive Industries, Inc. (AE)                   4              66
Kirby Corp. (AE)                                            7             178
Landstar System, Inc. (AE)                                  3             211
Lear Corp. (AE)                                             7             282
Offshore Logistics, Inc. (AE)                               3              53
Old Dominion Freight Line (AE)                              5             166
Oshkosh Truck Corp.                                         1              67
Pacer International, Inc. (AE)                             12             192
RailAmerica, Inc. (AE)                                      9              66
Roadway Corp.                                               3             126
Usfreightways Corp.                                         4             103
Winnebago Industries                                        3             104
Yellow Corp. (AE)                                           4             101
                                                                 ------------
                                                                        3,059
                                                                 ------------

Consumer Discretionary - 21.1%
Aaron Rents, Inc.                                           3              72
Abercrombie & Fitch Co. Class A (AE)                        8             270
Advo, Inc. (AE)                                             5             189
Ameristar Casinos, Inc. (AE)                                7              89
AnnTaylor Stores Corp. (AE)                                 5             109
Applebees International, Inc.                              11             299
Autonation, Inc. (AE)                                      38             525
Aztar Corp. (AE)                                            4              63
Barnes & Noble, Inc. (AE)                                   5              91
Big 5 Sporting Goods Corp. (AE)                            18             219
Borders Group, Inc. (AE)                                   10             152
Boyd Gaming Corp. (AE)                                      7              95
Brinker International, Inc. (AE)                           13             403
Brown Shoe Co., Inc.                                        5             149
Career Education Corp. (AE)                                 6             337
Casella Waste Systems, Inc. Class A (AE)                   24             204
Catalina Marketing Corp. (AE)                               5              82
CBRL Group, Inc.                                            7             210
Central European Distribution Corp. (AE)                    4             117
Claire's Stores, Inc.                                       3              88

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Columbia Sportswear Co. (AE)                                2             101
Consolidated Graphics, Inc. (AE)                            3              59
Copart, Inc. (AE)                                           9              74
Courier Corp.                                               2              88
Dollar Thrifty Automotive Group (AE)                        5              82
Dress Barn, Inc. (AE)                                       7             108
Education Management Corp. (AE)                             4             186
Electronics Boutique Holdings Corp. (AE)                    4              69
Emerson Radio (AE)                                         24             154
Ethan Allen Interiors, Inc.                                 9             296
Exponent, Inc. (AE)                                         6              82
Extended Stay America, Inc. (AE)                            8              95
Fastenal Co.                                                6             214
Finish Line Class A (AE)                                    6              93
Fisher Scientific International (AE)                        9             245
FTI Consulting, Inc. (AE)                                   7             312
Furniture Brands International, Inc. (AE)                   9             223
Guitar Center, Inc. (AE)                                    5             118
Hancock Fabrics, Inc.                                       5              81
Haverty Furniture Cos., Inc.                               13             176
Hearst-Argyle Television, Inc. Class C (AE)                 2              51
Hughes Electronics Corp. Class H (AE)                      55             650
Insight Communications (AE)                                 5              67
Isle of Capri Casinos, Inc. (AE)                           14             178
Jarden Corp. (AE)                                           4             127
Kroll, Inc. (AE)                                            7             145
Landry's Restaurants, Inc.                                  8             150
Leapfrog Enterprises, Inc. (AE)                             4             117
Liberty Media Corp. Class A (AE)                          177           1,951
Linens 'N Things, Inc. (AE)                                 8             174
Mandalay Resort Group (AE)                                  9             227
Matthews International Corp. Class A                        7             165
MGM Mirage (AE)                                             7             193
MPS Group, Inc. (AE)                                       13              84
MSC Industrial Direct Co. Class A (AE)                      6             118
Multimedia Games, Inc. (AE)                                 4              96
Neiman-Marcus Group, Inc. Class A (AE)                      4             141
Nu Skin Enterprises, Inc.                                  28             250
Outback Steakhouse, Inc.                                    6             204
Park Place Entertainment Corp. (AE)                        31             233
Penn National Gaming, Inc. (AE)                            15             293
PEP Boys-Manny Moe & Jack                                  10              87
Petco Animal Supplies, Inc. (AE)                            6             131
Petsmart, Inc. (AE)                                        18             269
Pier 1 Imports, Inc.                                       11             197
Polo Ralph Lauren Corp. (AE)                                6             136
Rare Hospitality International, Inc. (AE)                   5             157

 110  Tax-Managed Mid & Small Cap Fund

TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (AE)                       10             145
Regis Corp.                                                12             351
Rent-A-Center, Inc. Class C (AE)                            7             469
Republic Services, Inc. (AE)                               18             386
Ross Stores, Inc.                                          11             409
Russell Corp.                                               4              78
Saga Communications, Inc. Class A (AE)                      4              89
Scholastic Corp. (AE)                                       2              60
Scientific Games Corp. Class A (AE)                        20             128
SCP Pool Corp. (AE)                                         5             158
ServiceMaster Co. (The)                                    28             253
ShopKo Stores, Inc. (AE)                                    9             102
Sinclair Broadcast Group, Inc. Class A (AE)                10             101
Sports Authority, Inc. (AE)                                 7              59
Station Casinos, Inc. (AE)                                 26             558
Steven Madden, Ltd. (AE)                                    4              67
Sylvan Learning Systems, Inc. (AE)                          7             130
Talbots, Inc.                                               2              69
Tech Data Corp. (AE)                                        5             110
Tetra Tech, Inc. (AE)                                       6              95
Toro Co.                                                    2              82
Tractor Supply Co. (AE)                                     3             110
Tuesday Morning Corp. (AE)                                  3              58
United Auto Group, Inc. (AE)                                5              84
United Natural Foods, Inc. (AE)                             5             149
United Online, Inc. (AE)                                    8             172
United Stationers, Inc. (AE)                                3              92
USA Interactive (AE)                                       13             397
Valassis Communications, Inc. (AE)                          5             128
Viad Corp.                                                  8             155
Wallace Computer Services, Inc.                             4             115
Waste Connections, Inc. (AE)                                7             219
Weight Watchers International, Inc. (AE)                    5             254
Wolverine World Wide, Inc.                                  6             116
Zale Corp. (AE)                                             3             105
                                                                 ------------
                                                                       19,263
                                                                 ------------

Consumer Staples - 3.7%
Casey's General Stores, Inc.                                5              66
Church & Dwight, Inc.                                       5             170
Constellation Brands, Inc. Class A (AE)                    12             327
Dial Corp. (The)                                           15             315
Duane Reade, Inc. (AE)                                      2              30
Hormel Foods Corp.                                         10             239
International Multifoods Corp. (AE)                         5             100
Kraft Foods, Inc. Class A                                  17             531
Loews Corp. - Carolina Group                                5              96
McCormick & Co., Inc.                                      14             342
NBTY, Inc. (AE)                                            12             178

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PepsiAmericas, Inc.                                        23             282
Performance Food Group Co. (AE)                             8             284
Ralcorp Holdings, Inc. (AE)                                 4             100
Ruddick Corp.                                               5              67
Tyson Foods, Inc. Class A                                  24             235
                                                                 ------------
                                                                        3,362
                                                                 ------------

Financial Services - 22.4%
Acadia Realty Trust (o)                                     3              31
Affiliated Computer Services, Inc. Class A (AE)            15             701
AG Edwards, Inc.                                            8             251
Alleghany Corp. (AE)                                        0              35
Alliance Data Systems Corp. (AE)                            5             103
AMB Property Corp. (o)                                      8             205
American Financial Group, Inc.                              6             138
American Home Mortgage Holdings, Inc.                       6              74
Anthracite Capital, Inc. (o)                                7              87
Anworth Mortgage Asset Corp.                                6              89
Arthur J Gallagher & Co.                                    9             220
Astoria Financial Corp.                                    10             245
AvalonBay Communities, Inc. (o)                             7             267
Bank of Hawaii Corp.                                        9             283
Bank of the Ozarks, Inc.                                    5             184
Banknorth Group, Inc.                                      12             277
Bedford Property Investors (o)                              4             101
Brown & Brown, Inc.                                         5             179
Capital Crossing Bank (AE)                                  2              66
Cash America International, Inc.                            6              60
CBL & Associates Properties, Inc. (o)                       3             123
CCC Information Services Group (AE)                         3              55
Center Bancorp, Inc.                                        8             226
Certegy, Inc. (AE)                                          6             140
CNA Financial Corp. (AE)                                    3              65
Commerce Bancorp, Inc.                                      6             228
Commerce Bancshares, Inc.                                   9             342
Commercial Federal Corp.                                    8             172
Community First Bankshares, Inc.                            5             129
Compass Bancshares, Inc.                                   16             550
Cullen/Frost Bankers, Inc.                                  5             154
D&B Corp. (AE)                                              8             314
Delphi Financial Group Class A                              3             115
Doral Financial Corp.                                       6             252
East-West Bancorp, Inc.                                     7             230
Eaton Vance Corp.                                           5             155
Erie Industriesemnity Co. Class A                           8             306
Fair Isaac Corp.                                            4             229
Federal Agricultural Mortgage Corp. Class C (AE)            4              95
Fidelity National Financial, Inc.                           8             266

                                           Tax-Managed Mid & Small Cap Fund  111

TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Bancorp Puerto Rico                                  10             301
First Industrial Realty Trust, Inc. (o)                     5             140
FirstFed Financial Corp. (AE)                               2              52
Flagstar Bancorp, Inc.                                      6             189
FloridaFirst Bancorp, Inc.                                  3              66
Friedman Billings Ramsey Group, Inc. Class A (o)           17             188
Fulton Financial Corp.                                     10             196
Great Southern Bancorp, Inc.                                2              65
Greenpoint Financial Corp.                                 11             506
Harleysville Group, Inc.                                    4              97
HCC Insurance Holdings, Inc.                                5             132
Hibernia Corp. Class A                                     21             379
Horace Mann Educators Corp.                                 6              83
Horizon Financial Corp.                                     5              72
HRPT Properties Trust (o)                                  18             163
IMPAC Mortgage Holdings, Inc. (o)                           6              77
IndyMac Bancorp, Inc.                                       8             167
Investment Technology Group, Inc. (AE)                      5              77
Investors Financial Services Corp.                          5             113
Irwin Financial Corp.                                       4              90
Itla Capital Corp. (AE)                                     7             232
Leucadia National Corp.                                     4             152
Lexington Corp.orate Properties Trust (o)                   4              67
Liberty Property Trust (o)                                  7             219
M&T Bank Corp.                                              8             634
MB Financial Corp.                                          3             113
Mercury General Corp.                                       3             136
MFA Mortgage Investments, Inc. (o)                         10              94
Mony Group, Inc.                                            6             135
Nationwide Health Properties, Inc. (o)                      5              64
Navigators Group, Inc. (AE)                                 4              99
New York Community Bancorp, Inc.                            6             222
Newcastle Investment Corp. (o)                             10             166
Odyssey Re Holdings Corp.                                   3              53
Ohio Casualty Corp. (AE)                                    7              85
Old Republic International Corp.                           13             386
Penn-America Group, Inc. Class C                           13             130
Phoenix Cos., Inc. (The)                                   13             106
PMI Group, Inc. (The)                                       8             259
Popular, Inc.                                              15             530
Port Financial Corp.                                        2             107
Portfolio Recovery Associates, Inc. (AE)                    6             153
Prosperity Bancshares, Inc.                                 2              32
Protective Life Corp.                                       7             198
Provident Bankshares Corp.                                  3              83
Provident Financial Holdings                                2              67
PS Business Parks, Inc. (o)                                 3              87
Public Storage, Inc. (o)                                   10             318
Radian Group, Inc.                                         12             464
RAIT Investment Trust (o)                                   4              95

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Redwood Trust, Inc. (o)                                     3              96
Reinsurance Group Of America                                2              52
Roslyn Bancorp, Inc.                                        8             158
Safety Insurance Group, Inc.                                5              67
Selective Insurance Group                                   3              68
Silicon Valley Bancshares (AE)                              4              87
Sky Financial Group, Inc.                                  10             202
Sovereign Bancorp, Inc.                                    30             464
Sterling Financial Corp. (AE)                               3              76
Texas Regional Bancshares, Inc. Class A                     2              84
Thornburg Mortgage, Inc. (o)                                7             155
Total System Services, Inc.                                 4              74
Transatlantic Holdings, Inc.                                2             102
Trustmark Corp.                                             7             165
UCBH Holdings, Inc.                                         7             178
UICI (AE)                                                   5              63
Umpqua Holdings Corp.                                       8             149
UnionBanCal Corp.                                           7             291
Universal American Financial Corp. (AE)                     9              51
Urstadt Biddle Properties, Inc. (o)                         8             100
USI Holdings Corp. (AE)                                    17             182
Vornado Realty Trust (o)                                    7             262
W Holding Co., Inc.                                        18             347
Washington Mutual, Inc. 2005 Warrants (AE)                  9               1
Webster Financial Corp.                                     5             169
Westamerica BanCorp.                                        2              86
Wintrust Financial Corp.                                    2              68
WR Berkley Corp.                                            5             214
                                                                 ------------
                                                                       20,392
                                                                 ------------

Health Care - 13.4%
aaiPharma, Inc. (AE)                                        6              71
AdvancePCS (AE)                                            13             385
Alpharma, Inc. Class A                                      9             159
American Medical Security Group, Inc. (AE)                  4              65
American Pharmaceutical Partners, Inc. (AE)                 6             131
AMERIGROUP Corp. (AE)                                       4             108
Amsurg Corp. (AE)                                           3              88
Apria Healthcare Group, Inc. (AE)                           7             157
Barr Laboratories, Inc. (AE)                                7             375
Bioreliance Corp. (AE)                                      3              52
Caremark Rx, Inc. (AE)                                     30             597
Cell GeneSystem, Inc. (AE)                                  4              38
Centene Corp. (AE)                                          2              70
Cephalon, Inc. (AE)                                         3             123

 112  Tax-Managed Mid & Small Cap Fund

TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Charles River Laboratories International, Inc.
   (AE)                                                    12             320
Chattem, Inc. (AE)                                         17             235
Conmed Corp. (AE)                                           5              87
Cyberonics (AE)                                             8             171
Cytyc Corp. (AE)                                           23             297
DaVita, Inc. (AE)                                          10             204
Dentsply International, Inc.                               12             442
Endo Pharmaceuticals Holdings, Inc. (AE)                    9             140
Enzon Pharmaceuticals, Inc. (AE)                           11             148
Express Scripts, Inc. (AE)                                  8             483
First Health Group Corp. (AE)                              12             306
Gen-Probe, Inc. (AE)                                        9             264
Genentech, Inc. (AE)                                       21             785
Genesis Health Ventures, Inc. (AE)                          9             139
Gentiva Health Services, Inc.                               6              56
Health Net, Inc. (AE)                                       5             117
Idexx Laboratories, Inc. (AE)                               5             199
IMPAC Medical Systems, Inc. (AE)                            4              73
Inveresk Research Group, Inc. (AE)                         10             138
IVAX Corp. (AE)                                            16             263
KV Pharmaceutical Co. Class A (AE)                          7             160
LabOne, Inc. (AE)                                           2              34
Lincare Holdings, Inc. (AE)                                20             604
Medicis Pharmaceutical Class A (AE)                         3             156
Mid Atlantic Medical Services (AE)                          5             235
MIM Corp. (AE)                                              4              31
Mylan Laboratories                                          7             208
Nabi Biopharmaceuticals (AE)                               12              75
Option Care, Inc. (AE)                                      7              63
OSI Pharmaceuticals, Inc. (AE)                              4              84
Owens & Minor, Inc.                                         4              80
Oxford Health Plans (AE)                                    9             261
Patterson Dental Co. (AE)                                   5             213
Pharmaceutical Product Development, Inc. (AE)               9             243
Pharmaceutical Resources, Inc. (AE)                         5             220
Priority Healthcare Corp. Class B (AE)                      9             201
PSS World Medical, Inc. (AE)                               11              67
Quality Systems, Inc. (AE)                                  7             207
Renal Care Group, Inc. (AE)                                 8             243
Resmed, Inc. (AE)                                           7             260
Respironics, Inc. (AE)                                      8             311
Select Medical Corp. (AE)                                   8             129
Stericycle, Inc. (AE)                                       6             228
Sunrise Assisted Living, Inc. (AE)                          2              62
US Oncology, Inc. (AE)                                     12              88
Varian Medical Systems, Inc. (AE)                           7             366
Varian, Inc. (AE)                                           5             145
                                                                 ------------
                                                                       12,260
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Materials and Processing - 5.4%
Airgas, Inc. (AE)                                          17             342
Arch Chemicals, Inc.                                        6             132
Armor Holdings, Inc. (AE)                                   9             106
Catellus Development Corp. (AE)                            15             316
Clarcor, Inc.                                               6             206
Cytec Industries, Inc. (AE)                                 6             176
EMCOR Group, Inc. (AE)                                      2             102
FMC Technologies, Inc. (AE)                                 3              64
Georgia Gulf Corp.                                         10             221
Granite Construction, Inc.                                  4              74
Greif, Inc. Class A                                         4              76
Griffon Corp. (AE)                                          6              83
HB Fuller Co.                                               3              69
Lennox International, Inc.                                  7             106
LNR Property Corp.                                          3             113
Lubrizol Corp.                                              6             177
Lyondell Chemical Co.                                      10             141
Martin Marietta Materials, Inc.                             6             177
NCI Building Systems, Inc. (AE)                             7             113
Precision Castparts Corp.                                   7             188
Quanex Corp.                                                2              66
Reliance Steel & Aluminum Co.                               5              90
Rock-Tenn Co. Class A                                       3              43
Schulman (A.), Inc.                                         5              74
Scotts Co. (The) Class A (AE)                               4             205
Shaw Group, Inc. (The) (AE)                                 5              54
Silgan Holdings, Inc. (AE)                                  5             120
Smurfit-Stone Container Corp. (AE)                         17             241
Sonoco Products Co.                                        13             282
Trammell Crow Co. (AE)                                      8              70
Tredegar Corp.                                              6              82
Universal Forest Products, Inc.                             4              62
Valspar Corp.                                               4             164
Wausau-Mosinee Paper Corp.                                  7              78
Wilson Greatbatch Technologies, Inc. (AE)                   5             154
York International Corp.                                    5             120
                                                                 ------------
                                                                        4,887
                                                                 ------------

Miscellaneous - 0.7%
Carlisle Cos., Inc.                                         2              95
FMC Corp. (AE)                                              2              38
SPX Corp. (AE)                                             11             365
Teleflex, Inc.                                              3             107
Walter Industries, Inc.                                     8              79
                                                                 ------------
                                                                          684
                                                                 ------------

Other Energy - 3.8%
Arch Co., Inc.                                              3              51
Cimarex Energy Co. (AE)                                    15             292

                                           Tax-Managed Mid & Small Cap Fund  113

TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Denbury Resources Inc. (AE)                                10             106
Devon Energy Corp.                                          8             360
Encore Acquisition Co. (AE)                                 2              38
Equitable Resources, Inc.                                   6             219
Evergreen Resources, Inc. (AE)                              5             219
Forest Oil Corp. (AE)                                       1              21
Helmerich & Payne, Inc.                                     4             108
Hydril Co. (AE)                                             2              36
Massey Energy Co.                                           8              84
Oceaneering International, Inc. (AE)                        1              32
Oil States International, Inc. (AE)                         7              75
Patina Oil & Gas Corp.                                      8             266
Pioneer Natural Resources Co. (AE)                          8             194
Plains Exploration & Production Co. (AE)                    6              47
Pogo Producing Co.                                          3             115
Remington Oil & Gas Corp. (AE)                              7             108
Smith International, Inc. (AE)                             15             541
St Mary Land & Exploration Co.                              7             182
Universal Compression Holdings, Inc. (AE)                   5              89
Varco International, Inc. (AE)                              8             132
Vintage Petroleum, Inc.                                     5              53
XTO Energy, Inc.                                            5             104
                                                                 ------------
                                                                        3,472
                                                                 ------------

Producer Durables - 4.7%
Actuant Corp. Class A (AE)                                  3              93
Ametek, Inc.                                                9             324
AO Smith Corp.                                              2              72
Applied Industrial Technologies, Inc.                       5              92
Beazer Homes USA, Inc. (AE)                                 1              56
Briggs & Stratton                                           2             108
Cable Design Technologies Corp. (AE)                       12              81
Clayton Homes, Inc.                                        12             149
Cuno, Inc. (AE)                                             2              61
Diebold, Inc.                                               9             376
Dominion Homes, Inc. (AE)                                   5              84
DR Horton, Inc.                                            18             433
Engineered Support Systems, Inc.                            3             104
Esterline Technologies Corp. (AE)                           6             114
Franklin Electric Co., Inc.                                 2             114
HON Industries, Inc.                                        5             160
Hubbell, Inc. Class B                                       6             199
Kennametal, Inc.                                            5             148
Lennar Corp. Class A                                        5             260
Lennar Corp. Class B                                        0              26
MDC Holdings, Inc.                                          3             124
Meritage Corp. (AE)                                         2              57
Mettler Toledo International, Inc. (AE)                     5             167
Pentair, Inc.                                               6             224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ryland Group, Inc.                                          4             201
Steelcase, Inc. Class A                                     9              90
Teledyne Technologies, Inc. (AE)                            4              51
Toll Brothers, Inc. (AE)                                    6             135
United Defense Industries, Inc. (AE)                        4              90
Veridian Corp. (AE)                                         4              70
                                                                 ------------
                                                                        4,263
                                                                 ------------

Technology - 8.4%
Analogic Corp.                                              4             167
Anixter International, Inc. (AE)                            4              99
AnSystem, Inc. (AE)                                         5             122
Applied Signal Technology, Inc.                            10             140
Arrow Electronics, Inc. (AE)                               13             221
Avnet, Inc. (AE)                                           16             200
Avocent Corp. (AE)                                         14             403
BEA Systems, Inc. (AE)                                     37             396
Borland Software Corp. (AE)                                16             145
CACI International, Inc. Class A (AE)                       5             164
Ceridian Corp. (AE)                                        11             159
Daktronics, Inc. (AE)                                       5              67
Documentum, Inc. (AE)                                       8             147
Drexler Technology Corp. (AE)                               3              45
Fidelity National Information Solutions, Inc.
   (AE)                                                     5              95
Flir Systems, Inc. (AE)                                     4             219
Group 1 Software, Inc. (AE)                                11             184
Hutchinson Technology, Inc. (AE)                            3              78
Hyperion Solutions Corp. (AE)                               4             122
Ingram Micro, Inc. Class A (AE)                             8              78
Integrated Circuit Systems, Inc. (AE)                       8             169
Inter-Tel, Inc.                                             4              58
Internet Security Systems (AE)                             11             148
Intersil Corp. Class A (AE)                                16             292
Invision Technologies, Inc. (AE)                            5             119
j2 Global Communications, Inc. (AE)                         2              59
L-3 Communications Holdings, Inc. (AE)                     10             440
Macrovision Corp. (AE)                                      9             166
Manhattan Associates, Inc. (AE)                             4              92
Mantech International Corp. Class A (AE)                    9             145
Microchip Technology, Inc.                                 26             543
Monolithic System Technology, Inc. (AE)                     7              41
Omnivision Technologies, Inc. (AE)                          6             155
Pinnacle Systems, Inc. (AE)                                16             150
Progress Software Corp. (AE)                                6             113
Reynolds & Reynolds Co. (The) Class A                      10             285
Serena Software, Inc. (AE)                                  6              95

 114  Tax-Managed Mid & Small Cap Fund

TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Storage Technology Corp. (AE)                               8             188
Symantec Corp. (AE)                                        18             777
Syntel, Inc. (AE)                                           2              29
Titan Corp. (AE)                                            5              37
VeriSign, Inc. (AE)                                        23             288
                                                                 ------------
                                                                        7,640
                                                                 ------------

Utilities - 6.0%
AGL Resources, Inc.                                        10             252
Allete, Inc.                                               10             230
Black Hills Corp.                                           2              51
Cablevision Systems Corp. Class A (AE)                      8             185
CH Energy Group, Inc.                                       2              80
Chesapeake Utilities Corp.                                  3              65
CT Communications, Inc.                                     9              89
DPL, Inc.                                                   7             100
El Paso Electric Co. (AE)                                   7              75
Energen Corp.                                               4             144
Energy East Corp.                                          15             281
General Communication Class A (AE)                         18             110
Hawaiian Electric Industries                                4             157
National Fuel Gas Co.                                       9             202
New Jersey Resources Corp.                                  1              48
Northeast Utilities                                        14             210
Northwest Natural Gas Co.                                   4             103
NSTAR                                                       7             302
OGE Energy Corp.                                           11             196
Oneok, Inc.                                                 7             133
Pepco Holdings, Inc.                                       30             515
Piedmont Natural Gas Co.                                    3             101
PNM Resources, Inc.                                         5             113
Puget Energy, Inc.                                         11             241
SCANA Corp.                                                10             317
UGI Corp.                                                   9             289
Vectren Corp.                                               6             146
Western Gas Resources, Inc.                                 3             114
Wisconsin Energy Corp.                                     16             429
WPS Resources Corp.                                         4             165
                                                                 ------------
                                                                        5,443
                                                                 ------------

TOTAL COMMON STOCKS
(cost $83,466)                                                         84,725
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 7.0%
Frank Russell Investment Company
   Money Market Fund                                    5,928           5,928
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                    500             499
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,427)                                                           6,427
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $89,893)                                              91,152

OTHER ASSETS AND LIABILITIES
NET - 0.0%                                                                (42)
                                                                 ------------

NET ASSETS - 100.0%                                                    91,110
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 06/03 (22)                           4,385              596

S&P E-Mini Index
   expiration date 06/03 (16)                             733               25

S&P 500 Index
   expiration date 06/03 (5)                            1,145               37
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  658
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                           Tax Managed Mid & Small Cap Fund  115

SELECT GROWTH FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.9%
Auto and Transportation - 1.9%
FedEx Corp.                                                 2             120
Harley-Davidson, Inc.                                       2              84
JB Hunt Transport Services, Inc. (AE)                       1              41
Mercury Air Group, Inc. (AE)                                4              14
OMI Corp. (AE)                                             10              48
Paccar, Inc.                                                2              88
Southwest Airlines Co.                                     36             574
Werner Enterprises, Inc.                                    2              45
                                                                 ------------
                                                                        1,014
                                                                 ------------

Consumer Discretionary - 18.1%
3DO Co. (The) (AE)                                          5               9
Aeropostale, Inc. New (AE)                                  2              41
Aldila, Inc. (AE)                                           6              10
Alliance Gaming Corp. (AE)                                  1               8
Amazon.Com, Inc. (AE)                                      16             470
Apollo Group, Inc. Class A (AE)                             5             282
Ask Jeeves (AE)                                             8              62
Bed Bath & Beyond, Inc. (AE)                                4             146
Best Buy Co., Inc. (AE)                                    10             356
Bon-Ton Stores, Inc. (The) (AE)                             8              34
Carmike Cinemas, Inc. (AE)                                  2              35
CellStar Corp. (AE)                                         4              24
Chico's FAS, Inc. (AE)                                      7             180
Christopher & Banks Corp. (AE)                              2              38
Clear Channel Communications, Inc. (AE)                     8             294
Coach, Inc. (AE)                                            2              96
Corinthian Colleges, Inc. (AE)                              2              82
Corporate Executive Board Co. (AE)                          1              49
Costco Wholesale Corp. (AE)                                 2              52
DiamondCluster International, Inc. Class A (AE)            16              31
eBay, Inc. (AE)                                             8             713
Electronic Arts, Inc. (AE)                                  5             321
Emerson Radio (AE)                                          4              28
Entercom Communications Corp. (AE)                          0              19
Family Dollar Stores                                        2              82
Getty Images, Inc. (AE)                                     2              64
Good Guys, Inc. (AE)                                       10              17
Harman International Industries, Inc.                       3             186
Home Depot, Inc.                                           13             360
infoUSA, Inc. (AE)                                         12              61
International Game Technology (AE)                          1             121
JOS A Bank Clothiers, Inc. (AE)                             3              77
K2, Inc. (AE)                                               4              42
Kohl's Corp. (AE)                                          11             612
Kroll, Inc. (AE)                                            2              51
Lamar Advertising Co. (AE)                                  2              54

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Leapfrog Enterprises, Inc. (AE)                             3              69
Lowe's Cos., Inc.                                           4             167
Magna Entertainment Corp. Class A (AE)                      7              36
Midway Games, Inc. (AE)                                     7              21
Neoforma, Inc. (AE)                                         3              29
Nike, Inc. Class B                                          6             343
Omnicom Group                                               7             444
Perry Ellis International, Inc. (AE)                        2              46
Pixar, Inc. (AE)                                            5             304
Quiksilver, Inc. (AE)                                       3              82
Radio One, Inc. Class D (AE)                                3              49
Rare Hospitality International, Inc. (AE)                   1              38
Red Robin Gourmet Burgers, Inc. (AE)                        3              43
Restoration Hardware, Inc.                                  1               4
Rubio's Restaurants, Inc. (AE)                              4              20
Scientific Games Corp. Class A (AE)                         9              59
Stanley Furniture Co., Inc. (AE)                            1              20
Station Casinos, Inc. (AE)                                  2              35
Sylvan Learning Systems, Inc. (AE)                          2              37
Tivo, Inc. (AE)                                             9              53
Trans World Entertainment Corp. (AE)                        7              26
Universal Electronics, Inc. (AE)                            3              29
University of Phoenix Online (AE)                           2              93
Univision Communications, Inc. Class A (AE)                 4             133
USA Interactive (AE)                                       10             288
Vans, Inc. (AE)                                             1               5
VCA Antech, Inc. (AE)                                       2              35
Viacom, Inc. Class B (AE)                                   3             130
Wal-Mart Stores, Inc.                                      24           1,338
Water Pik Technologies, Inc. (AE)                           3              23
Wireless Facilities, Inc. (AE)                              8              56
Yahoo, Inc. (AE)                                           23             565
                                                                 ------------
                                                                        9,727
                                                                 ------------

Consumer Staples - 5.4%
Coca-Cola Co. (The)                                        17             704
Colgate-Palmolive Co.                                       4             206
Hain Celestial Group, Inc. (AE)                             2              36
John B. Sanfilippo & SON (AE)                               3              53
PepsiCo, Inc.                                              14             612
Procter & Gamble Co.                                        7             657
Walgreen Co.                                               17             539
Whole Foods Market, Inc. (AE)                               2             101
                                                                 ------------
                                                                        2,908
                                                                 ------------

Financial Services- 12.4%
Affiliated Computer Services, Inc. Class A (AE)             2             105
Aflac, Inc.                                                11             343

 116  Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Express Co.                                       16             599
American International Group                                3             185
Bank of America Corp.                                       3             207
Charles Schwab Corp. (The)                                 52             448
Citigroup, Inc.                                            22             861
Doral Financial Corp.                                       3             116
E*TRADE Group, Inc. (AE)                                    5              26
First Data Corp.                                            9             362
First Tennessee National Corp.                              1              44
Goldman Sachs Group, Inc.                                   4             337
Lehman Brothers Holdings, Inc.                              7             460
LendingTree, Inc. (AE)                                      4              50
MGIC Investment Corp.                                       1              64
Morgan Stanley                                              8             340
Paychex, Inc.                                              19             588
Pico Holdings, Inc. (AE)                                    2              32
Principal Financial Group                                   2              49
Progressive Corp. (The)                                    18           1,235
Republic First Bancorp, Inc. (AE)                           3              25
Scottish Annuity & Life Holdings, Ltd.                      3              51
SLM Corp.                                                   1             134
                                                                 ------------
                                                                        6,661
                                                                 ------------

Health Care - 21.8%
Abaxis, Inc. (AE)                                           4              15
Alcon, Inc.                                                 2              97
Amgen, Inc. (AE)                                           28           1,748
Amylin Pharmaceuticals, Inc. (AE)                           3              61
Boston Scientific Corp. (AE)                                9             375
Cell Therapeutics, Inc. (AE)                                6              54
Connetics Corp. (AE)                                        5              86
Edwards Lifesciences Corp. (AE)                             2              69
Eli Lilly & Co.                                             7             460
Eon Labs, Inc. (AE)                                         2              58
Forest Laboratories, Inc. (AE)                             13             689
Genelabs Technologies (AE)                                 14              21
Genentech, Inc. (AE)                                       13             485
Genzyme Corp. - General Division (AE)                       5             201
Gilead Sciences, Inc. (AE)                                  6             263
Impax Laboratories, Inc. (AE)                               5              32
Johnson & Johnson                                          24           1,330
LCA-Vision, Inc. (AE)                                       5              28
Martek Biosciences Corp. (AE)                               3             112
Medimmune, Inc. (AE)                                       19             687
Merck & Co., Inc.                                           2             140
Millennium Pharmaceuticals, Inc. (AE)                       5              50
Pfizer, Inc.                                               85           2,605
Praecis Pharmaceuticals, Inc. (AE)                          6              28
Prime Medical Services, Inc. (AE)                           3              13
Resmed, Inc. (AE)                                           2              70
SFBC International, Inc. (AE)                               3              44

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SICOR, Inc. (AE)                                            4              74
St Jude Medical, Inc. (AE)                                  8             437
Stericycle, Inc. (AE)                                       1              24
Taro Pharmaceuticals Industries (AE)                        1              55
Telik, Inc. (AE)                                            4              46
Teva Pharmaceutical Industries - ADR                        7             348
Transkaryotic Therapies, Inc. (AE)                          8              46
UnitedHealth Group, Inc.                                    4             363
Wyeth                                                      13             556
                                                                 ------------
                                                                       11,770
                                                                 ------------

Materials and Processing - 0.6%
Boise Cascade Corp.                                         2              46
Culp, Inc. (AE)                                             4              20
Encore Wire Corp. (AE)                                      6              47
Griffon Corp. (AE)                                          2              25
Nucor Corp.                                                 2              61
RTI International Metals, Inc. (AE)                         5              46
United States Steel Corp.                                   4              56
                                                                 ------------
                                                                          301
                                                                 ------------

Miscellaneous - 4.3%
3M Co.                                                      4             475
Fortune Brands, Inc.                                        2              73
General Electric Co.                                       56           1,662
Illinois Tool Works, Inc.                                   1              70
US Industries, Inc. (AE)                                   12              57
                                                                 ------------
                                                                        2,337
                                                                 ------------

Other Energy - 1.5%
BJ Services Co. (AE)                                        4             139
Burlington Resources, Inc.                                  2              69
ENSCO International, Inc.                                   3              81
Key Energy Services, Inc. (AE)                              4              35
Nabors Industries, Ltd. (AE)                                3              98
National-Oilwell, Inc. Class C (AE)                         2              31
Patterson-UTI Energy, Inc. (AE)                             1              36
Smith International, Inc. (AE)                              3             117
Unit Corp. (AE)                                             3              53
Varco International, Inc. (AE)                              2              40
XTO Energy, Inc.                                            7             131
                                                                 ------------
                                                                          830
                                                                 ------------

Producer Durables - 3.6%
Applied Materials, Inc. (AE)                               53             769
Candela Corp. (AE)                                          4              43
Caterpillar, Inc.                                           1              42
Danaher Corp.                                               3             179
General Cable Corp.                                         9              42
Kla-Tencor Corp. (AE)                                       1              45

                                                         Select Growth Fund  117

SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lockheed Martin Corp.                                       1              45
MTC Technologies, Inc. (AE)                                 2              32
Nokia OYJ - ADR                                            21             353
Orbital Sciences Corp. (AE)                                 4              21
Pall Corp.                                                  3              61
Southern Energy Homes, Inc. (AE)                           24              28
Telefonaktiebolaget LM Ericsson - ADR (AE)                 21             193
Ultratech Stepper, Inc. (AE)                                3              47
United Defense Industries, Inc. (AE)                        1              34
Veridian Corp. (AE)                                         1              27
                                                                 ------------
                                                                        1,961
                                                                 ------------

Technology - 24.4%
ADC Telecommunications, Inc. (AE)                          15              35
Adobe Systems, Inc.                                         4             131
Altera Corp. (AE)                                           6              93
Amdocs, Ltd. (AE)                                           6             113
Analog Devices, Inc. (AE)                                  13             418
Artisan Components, Inc. (AE)                               3              59
Aspect Communications Corp. (AE)                           11              39
Autodesk, Inc.                                              6              90
Avid Technology, Inc. (AE)                                  3              88
Avocent Corp. (AE)                                          3              92
BEA Systems, Inc. (AE)                                      7              72
Broadcom Corp. Class A (AE)                                 4              77
Business Objects SA - ADR (AE)                              2              52
Centillium Communications, Inc. (AE)                       11              63
Cisco Systems, Inc. (AE)                                   82           1,234
Coherent, Inc. (AE)                                         4              85
Concerto Software, Inc. (AE)                                4              18
Corning, Inc. (AE)                                         37             203
Cree, Inc. (AE)                                             3              64
Cypress Semiconductor Corp. (AE)                            8              72
Dell Computer Corp. (AE)                                   53           1,532
Documentum, Inc. (AE)                                       3              63
Dot Hill Systems Corp.                                      7              44
DRS Technologies, Inc. (AE)                                 3              70
EDO Corp.                                                   5              96
EMC Corp. (AE)                                             41             375
Epicor Software Corp. (AE)                                  8              22
Exar Corp. (AE)                                             6              87
F5 Networks, Inc. (AE)                                      5              63
Filenet Corp. (AE)                                          4              60
Flir Systems, Inc. (AE)                                     2              78
Genesis Microchip, Inc. (AE)                                3              48
GlobespanVirata, Inc. (AE)                                  7              40
Intel Corp.                                                90           1,647
InterVoice, Inc. (AE)                                      20              34
Interwoven, Inc. (AE)                                      13              24

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jabil Circuit, Inc. (AE)                                    2              36
JDS Uniphase Corp. (AE)                                    28              89
Juniper Networks, Inc. (AE)                                 7              76
L-3 Communications Holdings, Inc. (AE)                      1              53
Lantronix, Inc. (AE)                                       40              22
Linear Technology Corp.                                     3             100
Maxim Integrated Products                                  24             924
Mercury Interactive Corp. (AE)                              3             102
Microchip Technology, Inc.                                  5              94
Micron Technology, Inc. (AE)                               36             303
Microsoft Corp.                                            36             921
Netsolve, Inc. (AE)                                         3              20
Network Appliance, Inc. (AE)                               39             521
O2Micro International, Ltd. (AE)                            8              90
Oak Technology, Inc. (AE)                                  15              74
Oracle Corp. (AE)                                          10             114
Overland Storage, Inc. (AE)                                 3              44
Planar Systems, Inc. (AE)                                   3              44
Qualcomm, Inc.                                             11             351
Red Hat, Inc. (AE)                                         11              67
Saba Software, Inc. (AE)                                   21              25
SafeNet, Inc. (AE)                                          2              50
SAP AG - ADR                                               12             309
Secure Computing Corp. (AE)                                 7              38
Seebeyond Technology Corp. (AE)                            10              23
Siebel Systems, Inc. (AE)                                  22             187
SRS Labs, Inc. (AE)                                         9              22
Symantec Corp. (AE)                                         2              79
Texas Instruments, Inc.                                     3              55
Utstarcom, Inc. (AE)                                        4              76
Veritas Software Corp. (AE)                                 2              44
webMethods, Inc. (AE)                                       3              31
Westell Technologies, Inc. Class A (AE)                     9              39
Xilinx, Inc. (AE)                                          28             757
                                                                 ------------
                                                                       13,161
                                                                 ------------

Utilities - 0.9%
Boston Communications Group (AE)                            4              67
Comcast Corp. Class A (AE)                                  2              57
Intrado, Inc. (AE)                                          5              48
Nextel Communications, Inc. Class A (AE)                   11             166
Nextel Partners, Inc. Class A (AE)                          3              19
Vodafone Group PLC - ADR                                    6             123
                                                                 ------------
                                                                          480
                                                                 ------------

TOTAL COMMON STOCKS
(cost $49,264)                                                         51,150
                                                                 ------------

 118  Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.3%
Frank Russell Investment Company Money Market
   Fund                                                 2,349           2,349
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                    500             499
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,848)                                                           2,848
                                                                 ------------

TOTAL INVESTMENTS - 100.2%
(identified cost $52,112)                                              53,998

OTHER ASSETS AND LIABILITIES
NET - (0.2%)                                                             (132)
                                                                 ------------
NET ASSETS - 100.0%                                                    53,866
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 06/03 (7)                              776               69

S&P Barra Growth Index
   expiration date 06/03 (10)                           1,182               69

S&P E-Mini Index
   expiration date 06/03 (6)                              275               14

S&P 500 Index
   expiration date 06/03 (3)                              687                1
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  152
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  119

SELECT VALUE FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.6%
Auto and Transportation - 1.3%
Canadian National Railway Co.                               1              31
Harley-Davidson, Inc.                                       2              76
Lear Corp. (AE)                                             9             350
Roadway Corp.                                               2              59
Tidewater, Inc.                                             7             186
Union Pacific Corp.                                         2              96
                                                                 ------------
                                                                          798
                                                                 ------------

Consumer Discretionary - 9.0%
Abercrombie & Fitch Co. Class A (AE)                        4             122
Accenture, Ltd. Class A (AE)                                2              33
Advance Auto Parts (AE)                                     2              99
Allied Waste Industries, Inc. (AE)                         13             104
AnnTaylor Stores Corp. (AE)                                 3              78
AOL Time Warner, Inc. (AE)                                 25             346
Brinker International, Inc. (AE)                            8             238
Carnival Corp.                                              8             223
Clear Channel Communications, Inc. (AE)                     5             184
Federated Department Stores                                 7             224
Fox Entertainment Group, Inc. Class A (AE)                  6             160
Gannett Co., Inc.                                           5             375
GTECH Holdings Corp. (AE)                                   2              57
Hearst-Argyle Television, Inc. Class C (AE)                 5             108
Home Depot, Inc.                                           19             547
Kimberly-Clark Corp.                                        5             262
Liz Claiborne, Inc.                                         1              42
Michaels Stores, Inc. (AE)                                  6             172
Movado Group, Inc.                                          2              41
Nike, Inc. Class B                                          2              83
OfficeMax, Inc. (AE)                                        9              51
Reebok International, Ltd. (AE)                             3              84
Reed Elsevier PLC - ADR                                     7             215
Royal Caribbean Cruises, Ltd.                               6             119
Sears Roebuck and Co.                                       2              65
Staples, Inc. (AE)                                         10             188
Starwood Hotels & Resorts Worldwide, Inc.                   2              62
Take-Two Interactive Softwar (AE)                           1              27
Tribune Co.                                                 4             175
Viacom, Inc. Class B (AE)                                   8             357
Walt Disney Co.                                             9             168
Waste Management, Inc.                                     19             413
WPP Group PLC - ADR                                        11             385
                                                                 ------------
                                                                        5,807
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Staples - 4.2%
Altria Group, Inc.                                         18             538
Chiquita Brands International, Inc. (AE)                    5              66
Coca-Cola Enterprises, Inc.                                 7             144
Colgate-Palmolive Co.                                       1              61
Dean Foods Co. (AE)                                         6             266
Del Monte Foods Co. (AE)                                    2              13
Diageo PLC - ADR                                            2              84
Dial Corp. (The)                                            5             112
HJ Heinz Co.                                                4             123
JM Smucker Co. (The)                                        1              26
Kellogg Co.                                                13             423
Kroger Co. (AE)                                            10             138
Loews Corp. - Carolina Group                                3              48
PepsiCo, Inc.                                               6             243
Procter & Gamble Co.                                        4             352
Safeway, Inc. (AE)                                          5              88
                                                                 ------------
                                                                        2,725
                                                                 ------------

Financial Services - 32.2%
ACE, Ltd.                                                  15             490
Allstate Corp. (The)                                        8             311
American Express Co.                                       11             426
American International Group                                5             307
Astoria Financial Corp.                                     3              78
Automatic Data Processing                                   9             293
Bank of America Corp.                                      20           1,504
Bank One Corp.                                              1              36
Banknorth Group, Inc.                                       2              57
Bankunited Financial Corp. Class A (AE)                     4              70
Bear Stearns Cos., Inc. (The)                               4             267
Brown & Brown, Inc.                                         2              61
CBL & Associates Properties, Inc. (o)                       4             149
Chubb Corp.                                                 2              96
Citigroup, Inc.                                            51           2,005
Countrywide Financial Corp.                                 4             270
Cullen/Frost Bankers, Inc.                                  2              59
Dime Community Bancshares                                   4              96
Doral Financial Corp.                                       3             110
Equity Office Properties Trust (o)                          1              37
Fannie Mae                                                  8             591
First Data Corp.                                           12             475
FleetBoston Financial Corp.                                26             679
Franklin Resources, Inc.                                    7             258
Freddie Mac                                                13             769
Goldman Sachs Group, Inc.                                   7             496
Greater Bay Bancorp                                         3              40
H&R Block, Inc.                                             9             359
Hartford Financial Services Group, Inc.                     2              99
HSBC Holdings PLC - ADR                                     7             366

 120  Select Value Fund

SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Innkeepers USA Trust (o)                                    9              66
JP Morgan Chase & Co.                                      10             288
Legg Mason, Inc.                                            2              98
Lehman Brothers Holdings, Inc.                              7             409
Lincoln National Corp.                                     10             316
Marsh & McLennan Cos., Inc.                                18             877
MBNA Corp.                                                 34             649
Mellon Financial Corp.                                     31             817
Mercury General Corp.                                       3             119
Merrill Lynch & Co., Inc.                                  10             394
Metlife, Inc.                                               8             228
MGIC Investment Corp.                                       7             314
Morgan Stanley                                             10             461
National City Corp.                                         6             184
National Commerce Financial Corp.                          11             216
RenaissanceRe Holdings, Ltd.                                1              44
Republic Bancorp, Inc.                                     10             129
Safeco Corp.                                                1              49
Sandy Spring Bancorp, Inc.                                  4             111
Simon Property Group, Inc. (o)                              5             173
SouthTrust Corp.                                            6             173
Sovereign Bancorp, Inc.                                    25             382
St Paul Cos                                                20             693
SunTrust Banks, Inc.                                        5             311
T Rowe Price Group, Inc.                                    3              95
Travelers Property Casualty Corp. (AE)                      2              58
Travelers Property Casualty Corp. Class A                  11             172
Triad Guaranty, Inc. (AE)                                   3             104
US Bancorp                                                 16             354
Wachovia Corp.                                             21             812
Wells Fargo & Co.                                          16             777
Whitney Holding Corp.                                       2              64
                                                                 ------------
                                                                       20,791
                                                                 ------------

Health Care - 10.1%
Abbott Laboratories                                         3             103
AdvancePCS (AE)                                             8             237
Biogen, Inc. (AE)                                          18             676
Bristol-Myers Squibb Co.                                   20             511
Cobalt Corp. (AE)                                           4              63
CR Bard, Inc.                                               1              57
Edwards Lifesciences Corp. (AE)                             2              58
Eli Lilly & Co.                                             2             137
Genzyme Corp. - General Division (AE)                      10             387
Guidant Corp.                                              16             612
HCA, Inc.                                                   9             273
Johnson & Johnson                                           4             234
Mid Atlantic Medical Services (AE)                          1              61
Novartis AG - ADR                                           5             205

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pfizer, Inc.                                               36           1,114
Priority Healthcare Corp. Class B (AE)                      2              50
Quest Diagnostics (AE)                                      3             191
Schering-Plough Corp.                                      12             224
Tenet Healthcare Corp. (AE)                                19             282
Watson Pharmaceuticals, Inc. (AE)                           3              99
WellPoint Health Networks (AE)                              7             501
Wyeth                                                      10             448
                                                                 ------------
                                                                        6,523
                                                                 ------------

Integrated Oils - 5.4%
BP PLC - ADR                                                9             339
ChevronTexaco Corp.                                        11             690
ConocoPhillips                                             17             840
Exxon Mobil Corp.                                          39           1,387
Total Fina Elf SA - ADR                                     1              53
Unocal Corp.                                                6             172
                                                                 ------------
                                                                        3,481
                                                                 ------------

Materials and Processing - 8.1%
Air Products & Chemicals, Inc.                              5             220
Alcoa, Inc.                                                25             566
Archer-Daniels-Midland Co.                                 22             242
Bemis Co.                                                   2              91
Bowater, Inc.                                               2              85
Chicago Bridge & Iron Co. NV                                2              42
Dow Chemical Co. (The)                                     16             508
Du Pont EI de Nemours & Co.                                12             519
International Paper Co.                                    18             654
Lyondell Chemical Co.                                       3              41
Newmont Mining Corp.                                       11             297
Phelps Dodge Corp. (AE)                                     3              99
Placer Dome, Inc.                                           5              49
PPG Industries, Inc.                                        4             212
Praxair, Inc.                                               2              92
Rohm & Haas Co.                                            12             411
Schulman (A.), Inc.                                         5              80
Silgan Holdings, Inc. (AE)                                  4             101
Smurfit-Stone Container Corp. (AE)                          7              97
Syngenta AG Class R - ADR                                  22             228
Weyerhaeuser Co. Series O                                  12             575
                                                                 ------------
                                                                        5,209
                                                                 ------------

Miscellaneous - 1.2%
3M Co.                                                     --              35
Eaton Corp.                                                 2             164
Tyco International, Ltd.                                   35             544
                                                                 ------------
                                                                          743
                                                                 ------------

                                                          Select Value Fund  121

SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Other Energy - 2.9%
Anadarko Petroleum Corp.                                   11             501
Apache Corp.                                               --               4
Baker Hughes, Inc.                                          4              99
Devon Energy Corp.                                          6             281
ENSCO International, Inc.                                   7             185
Equitable Resources, Inc.                                   1              38
Noble Corp. (AE)                                            5             161
Schlumberger, Ltd.                                          6             231
Sunoco, Inc.                                                5             197
Valero Energy Corp.                                         5             173
                                                                 ------------
                                                                        1,870
                                                                 ------------

Producer Durables - 6.8%
AGCO Corp. (AE)                                             2              35
American Power Conversion (AE)                             15             229
AO Smith Corp.                                              4             113
Caterpillar, Inc.                                           2              98
Deere & Co.                                                20             888
Lennar Corp. Class A                                        6             336
Lockheed Martin Corp.                                       7             345
Nokia OYJ - ADR                                             4              73
Northrop Grumman Corp.                                     10             844
Pall Corp.                                                 18             372
Teradyne, Inc. (AE)                                        17             193
United Defense Industries, Inc. (AE)                        4              90
United Technologies Corp.                                  11             705
Waters Corp. (AE)                                           3              79
                                                                 ------------
                                                                        4,400
                                                                 ------------

Technology - 5.5%
Amdocs, Ltd. (AE)                                          19             341
Analog Devices, Inc. (AE)                                   9             301
Cadence Design Systems, Inc. (AE)                          27             303
Cisco Systems, Inc. (AE)                                    7             102
EMC Corp. (AE)                                             31             282
General Dynamics Corp.                                      3             174
Intel Corp.                                                20             371
International Business Machines Corp.                       6             518
Marvell Technology Group, Ltd. (AE)                         2              46
Microsoft Corp.                                             6             156
Motorola, Inc.                                             16             123
Motorola, Inc.                                              3              83
Nvidia Corp. (AE)                                           2              30
Rockwell Automation, Inc.                                  16             367
Scientific-Atlanta, Inc. Class C                            4              65
Texas Instruments, Inc.                                     8             145
Western Digital Corp. (AE)                                 12             107
Zoran Corp. (AE)                                            3              50
                                                                 ------------
                                                                        3,564
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Utilities - 7.9%
AT&T Corp.                                                  7             122
AT&T Wireless Services, Inc. (AE)                          37             241
BellSouth Corp.                                            17             446
Cascade Natural Gas Corp.                                   4              84
Comcast Corp. Class A (AE)                                  9             291
Duke Energy Corp.                                          10             169
Edison International (AE)                                  21             299
Energen Corp.                                               3              82
Energy East Corp.                                           6             102
Exelon Corp.                                                7             355
FPL Group, Inc.                                             3             203
Great Plains Energy, Inc.                                   4             107
KeySpan Corp.                                               5             160
National Fuel Gas Co.                                       6             135
Nextel Communications, Inc. Class A (AE)                    5              67
NSTAR                                                       5             211
Otter Tail Corp.                                            3              93
PPL Corp.                                                  11             382
SBC Communications, Inc.                                   21             492
TXU Corp.                                                   5             106
Verizon Communications, Inc.                               16             587
Vodafone Group PLC - ADR                                   16             320
WGL Holdings, Inc.                                          2              66
                                                                 ------------
                                                                        5,120
                                                                 ------------

TOTAL COMMON STOCKS
(cost $61,000)                                                         61,031
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.0%
Chubb Corp.                                                 1              17
                                                                 ------------

Technology - 0.1%
Northrop Grumman Corp. (AE)                                --              44
                                                                 ------------

Utilities - 0.1%
TXU Corp. (AE)                                              2              67
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $172)                                                               128
                                                                 ------------

 122  Select Value Fund

SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.5%
Frank Russell Investment Company
   Money Market Fund                                    3,067           3,067
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                    500             499
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,566)                                                           3,566
                                                                 ------------

TOTAL INVESTMENTS - 100.3%
(identified cost $64,738)                                              64,725
OTHER ASSETS AND LIABILITIES
NET - (0.3%)                                                             (172)
                                                                 ------------

NET ASSETS - 100.0%                                                    64,553
                                                                 ============


                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 06/03 (20)                           2,203              225

S&P E-Mini Index
   expiration date 06/03 (11)                             504               18

S&P 500 Index
   expiration date 06/03 (5)                            1,145               32
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  275
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  123

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                                              DIVERSIFIED              SPECIAL
                                                                              EQUITY FUND            GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $         1,110,335    $            540,053
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           1,163,870                 590,353
Cash                                                                                       --                     221
Foreign currency holdings*                                                                 --                      --
Unrealized appreciation on foreign currency exchange contracts                             --                      --
Receivables:
      Dividends and interest                                                            1,245                     411
      Investments sold                                                                 13,368                   4,924
      Fund shares sold                                                                  2,015                   1,611
      Foreign taxes recoverable                                                            --                      --
      From Advisor                                                                         --                      --
      Daily variation margin on futures contracts                                          13                     203
Prepaid expenses                                                                           --                      --
Investment of securities lending collateral in money market funds, at
   cost and market value                                                               76,195                  85,175
Unrealized appreciation on index swap contracts                                            --                      --
Interest rate swap contracts, at market value****                                          --                      --
                                                                          -------------------    --------------------
Total assets                                                                        1,256,706                 682,898
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                                     --                      --
      Investments purchased                                                            14,472                   6,690
      Fund shares redeemed                                                              4,396                   3,597
      Accrued fees to affiliates                                                        1,112                     783
      Other accrued expenses                                                               67                      39
      Daily variation margin on futures contracts                                          --                      --
Unrealized depreciation on foreign currency exchange contracts                             --                      --
Options written, at market value**                                                         --                      --
Payable upon return of securities loaned                                               76,195                  85,175
Unrealized depreciation on index swap contracts                                            --                      --
Interest rate swap contracts, at market value****                                          --                      --
                                                                          -------------------    --------------------
Total liabilities                                                                      96,242                  96,284
                                                                          -------------------    --------------------

NET ASSETS                                                                $         1,160,464    $            586,614
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed/(overdistributed) net investment income                     $               368    $               (475)
Accumulated net realized gain (loss)                                                 (301,071)                (55,479)
Unrealized appreciation (depreciation) on:
      Investments                                                                      53,535                  50,300
      Futures contracts                                                                 5,299                   3,336
      Options written                                                                      --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                                --                      --
Shares of beneficial interest                                                             364                     156
Additional paid-in capital                                                          1,401,969                 588,776
                                                                          -------------------    --------------------
NET ASSETS                                                                $         1,160,464    $            586,614
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 124  Frank Russell Investment Company Russell Funds

          EQUITY              QUANTITATIVE           INTERNATIONAL            EMERGING              REAL ESTATE
        INCOME FUND            EQUITY FUND          SECURITIES FUND         MARKETS FUND          SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------
    $            78,811    $         1,201,675    $           971,069    $           300,169    $           603,114
-------------------------------------------------------------------------------------------------------------------
                 78,259              1,273,447                920,359                305,128                695,030
                     --                     --                     --                    404                     --
                     --                     --                  7,485                  2,310                     --
                     --                     --                  4,302                    969                     --
                    122                  1,298                  4,229                  1,508                    404
                    625                 11,596                  4,469                  1,387                  1,978
                     72                  2,109                  1,890                    481                  1,266
                     --                     --                    578                     --                     --
                     --                     --                     --                     --                     53
                      6                    110                    478                      8                     --
                     --                     --                     --                     --                     --
                     --                100,522                 32,093                     --                 38,165
                     --                     --                     --                     --                     --
                     --                     --                     --                     --                     --
    -------------------    -------------------    -------------------    -------------------    -------------------
                 79,084              1,389,082                975,883                312,195                736,896
    -------------------    -------------------    -------------------    -------------------    -------------------

                     --                     --                     --                     --                     --
                    772                 10,973                  7,556                  3,296                  1,616
                    178                  5,317                 10,262                  2,571                  1,015
                    124                  1,203                  1,062                    595                    903
                     25                    110                    219                    156                     34
                     --                     --                     --                     --                     --
                     --                     --                    616                    252                     --
                     --                     --                  1,152                    666                     --
                     --                100,522                 32,093                     --                 38,165
                     --                     --                     --                     --                     --
                     --                     --                     --                     --                     --
    -------------------    -------------------    -------------------    -------------------    -------------------
                  1,099                118,125                 52,960                  7,536                 41,733
    -------------------    -------------------    -------------------    -------------------    -------------------

    $            77,985    $         1,270,957    $           922,923    $           304,659    $           695,163
    ===================    ===================    ===================    ===================    ===================
    $                (4)   $               480    $             1,245    $            (1,801)   $             1,256
                (17,633)              (218,434)              (238,889)              (162,647)                23,397
                   (552)                71,772                (50,710)                 4,959                 91,916
                    303                  2,648                  7,960                   (486)                    --
                     --                     --                   (261)                   (17)                    --
                     --                     --                     --                     --                     --
                     --                     --                     --                     --                     --
                     --                     --                  3,931                    727                     --
                     29                    451                    231                    387                    237
                 95,842              1,414,040              1,199,416                463,537                578,357
    -------------------    -------------------    -------------------    -------------------    -------------------
    $            77,985    $         1,270,957    $           922,923    $           304,659    $           695,163
    ===================    ===================    ===================    ===================    ===================

          SHORT TERM
          BOND FUND
---
     $            911,648
----------------------------------------------
                  926,100
                      238
                       28
                       --
                    7,426
                    7,307
                    1,997
                       --
                       --
                       26
                       46
                       --
                       --
                       --
     --------------------
                  943,168
     --------------------
                       --
                   32,846
                    4,200
                      454
                       45
                       --
                      173
                       30
                       --
                       --
                       --
     --------------------
                   37,748
     --------------------
     $            905,420
     ====================
     $             (2,032)
                   (6,481)
                   14,452
                       25
                       24
                       --
                       --
                     (346)
                      474
                  899,304
     --------------------
     $            905,420
     ====================

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  125

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

                                                                              DIVERSIFIED              SPECIAL
                                                                              EQUITY FUND            GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE:
   Net asset value per share: Class C*****                                $             31.27    $              35.72
      Class C -- Net assets                                               $        42,550,152    $         23,043,825
      Class C -- Shares outstanding ($.01 par value)                                1,360,726                 645,174
   Net asset value per share: Class E*****                                $             31.92    $              36.94
      Class E -- Net assets                                               $        26,212,590    $         13,103,807
      Class E -- Shares outstanding ($.01 par value)                                  821,076                 354,749
   Net asset value per share: Class I*****                                $                --    $                 --
      Class I -- Net assets                                               $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                      --
   Net asset value per share: Class S*****                                $             31.93    $              37.78
      Class S -- Net assets                                               $     1,091,701,240    $        550,466,771
      Class S -- Shares outstanding ($.01 par value)                               34,193,736              14,569,749
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                                    $                --    $                 --
**    Premiums received on options written                                $                --    $                 --
***   Securities on loan included in investments                          $            75,497    $             82,746
****  Interest rate swap contracts - premiums paid (received)             $                --    $                 --
***** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 126  Frank Russell Investment Company Russell Funds

          EQUITY              QUANTITATIVE           INTERNATIONAL            EMERGING              REAL ESTATE
        INCOME FUND            EQUITY FUND          SECURITIES FUND         MARKETS FUND          SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------
    $             27.00    $             27.62    $             38.59    $              7.66    $             28.92
    $         3,778,663    $        42,841,683    $        27,813,463    $         6,797,728    $        20,881,391
                139,929              1,550,929                720,765                887,337                722,143
    $             27.34    $             28.10    $             39.63    $              7.86    $             29.15
    $         1,418,697    $        30,249,262    $        19,183,973    $         7,214,503    $        11,775,186
                 51,886              1,076,313                484,050                918,213                403,911
    $                --    $                --    $                --    $                --    $                --
    $                --    $                --    $                --    $                --    $                --
                     --                     --                     --                     --                     --
    $             27.20    $             28.17    $             39.97    $              7.87    $             29.37
    $        72,787,483    $     1,197,866,451    $       875,925,644    $       290,646,810    $       662,506,049
              2,676,271             42,516,036             21,916,987             36,931,293             22,560,783

    $                --    $                --    $             7,338    $             2,309    $                --
    $                --    $                --    $               891    $               649    $                --
    $                --    $            99,315    $            29,815    $                --    $            40,388
    $                --    $                --    $                --    $                --    $                --

          SHORT TERM
          BOND FUND
---
     $              19.07
     $         30,811,676
                1,615,292
     $              19.13
     $         18,764,479
                  980,753
     $                 --
     $                 --
                       --
     $              19.11
     $        855,843,539
               44,795,280
     $                 28
     $                 54
     $                 --
     $                 --

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  127

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands (except per share amounts)

                                                                              DIVERSIFIED           MULTISTRATEGY
                                                                               BOND FUND              BOND FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $         1,146,927    $            877,855
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           1,180,116                 900,389
Cash                                                                                       --                     321
Foreign currency holdings*                                                                 --                     708
Unrealized appreciation on foreign currency exchange contracts                              4                      --
Receivables:
      Dividends and interest                                                            9,178                   6,686
      Investments sold                                                                139,016                 102,796
      Fund shares sold                                                                  1,129                     966
      Foreign taxes recoverable                                                            --                      --
      From Advisor                                                                         --                      --
      Daily variation margin on futures contracts                                          52                      98
Prepaid expenses                                                                           --                      --
Investment of securities lending collateral in money market funds, at
   cost and market value                                                              113,699                  39,218
Unrealized appreciation on index swap contracts                                            --                   1,124
Interest rate swap contracts, at market value****                                          --                       6
                                                                          -------------------    --------------------
Total assets                                                                        1,443,194               1,052,312
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                                    723                      --
      Investments purchased                                                           352,134                 310,764
      Fund shares redeemed                                                              2,484                   3,486
      Accrued fees to affiliates                                                          620                     572
      Other accrued expenses                                                               23                      16
      Daily variation margin on futures contracts                                          --                     339
Unrealized depreciation on foreign currency exchange contracts                            289                     348
Options written, at market value**                                                         39                     408
Payable upon return of securities loaned                                              113,699                  39,218
Unrealized depreciation on index swap contracts                                            --                      --
Interest rate swap contracts, at market value****                                          --                      65
                                                                          -------------------    --------------------
Total liabilities                                                                     470,011                 355,216
                                                                          -------------------    --------------------

NET ASSETS                                                                $           973,183    $            697,096
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed/(overdistributed) net investment income                     $             2,146    $              1,042
Accumulated net realized gain (loss)                                                   (4,130)                  6,366
Unrealized appreciation (depreciation) on:
      Investments                                                                      33,189                  22,534
      Futures contracts                                                                   194                      (2)
      Options written                                                                      54                     (13)
      Index swap contracts                                                                 --                   1,124
      Interest rate swap contracts                                                         --                     (36)
      Foreign currency-related transactions                                              (469)                   (434)
Shares of beneficial interest                                                             402                     662
Additional paid-in capital                                                            941,797                 665,853
                                                                          -------------------    --------------------
NET ASSETS                                                                $           973,183    $            697,096
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 128  Frank Russell Investment Company Russell Funds

        TAX EXEMPT          TAX-MANAGED LARGE      TAX-MANAGED MID &           SELECT                  SELECT
         BOND FUND              CAP FUND            SMALL CAP FUND           GROWTH FUND             VALUE FUND
--------------------------------------------------------------------------------------------------------------------
    $           151,017    $           302,981    $            89,893    $            52,112    $             64,738
--------------------------------------------------------------------------------------------------------------------
                159,529                329,137                 91,152                 53,998                  64,725
                     --                     --                     --                    101                      --
                     --                     --                     --                     --                      --
                     --                     --                     --                     --                      --
                  2,199                    355                    115                     11                     188
                    571                 17,569                     --                    773                   1,029
                  1,325                    264                     63                     27                      12
                     --                     --                     --                     --                      --
                     --                     --                     --                     10                       8
                     --                     --                     35                     --                       8
                     --                     --                     --                     --                      --
                     --                 28,956                    170                    380                       5
                     --                     --                     --                     --                      --
                     --                     --                     --                     --                      --
    -------------------    -------------------    -------------------    -------------------    --------------------
                163,624                376,281                 91,535                 55,300                  65,975
    -------------------    -------------------    -------------------    -------------------    --------------------

                     --                     --                     --                     --                      --
                  3,230                 17,773                     --                    884                     972
                    146                    269                    103                     87                     374
                     74                    263                    116                     56                      62
                     20                     29                     36                     15                       9
                     --                     --                     --                     12                      --
                     --                     --                     --                     --                      --
                     --                     --                     --                     --                      --
                     --                 28,956                    170                    380                       5
                     --                     --                     --                     --                      --
                     --                     --                     --                     --                      --
    -------------------    -------------------    -------------------    -------------------    --------------------
                  3,470                 47,290                    425                  1,434                   1,422
    -------------------    -------------------    -------------------    -------------------    --------------------

    $           160,154    $           328,991    $            91,110    $            53,866    $             64,553
    ===================    ===================    ===================    ===================    ====================
    $               325    $               302    $               (10)   $              (104)   $                 32
                 (1,543)              (136,849)               (40,320)               (32,020)                (20,323)
                  8,512                 26,156                  1,259                  1,886                     (13)
                     --                    490                    658                    152                     275
                     --                     --                     --                     --                      --
                     --                     --                     --                     --                      --
                     --                     --                     --                     --                      --
                     --                     --                     --                     --                      --
                     72                    246                    119                     96                      84
                152,788                438,646                129,404                 83,856                  84,498
    -------------------    -------------------    -------------------    -------------------    --------------------
    $           160,154    $           328,991    $            91,110    $            53,866    $             64,553
    ===================    ===================    ===================    ===================    ====================

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  129

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

                                                                              DIVERSIFIED           MULTISTRATEGY
                                                                               BOND FUND              BOND FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PRICE PER SHARE:
   Net asset value per share: Class C*****                                $             24.69    $              10.51
      Class C -- Net assets                                               $        31,705,725    $         30,343,356
      Class C -- Shares outstanding ($.01 par value)                                1,284,338               2,885,983
   Net asset value per share: Class E*****                                $             24.75    $              10.51
      Class E -- Net assets                                               $        30,692,544    $         13,727,866
      Class E -- Shares outstanding ($.01 par value)                                1,240,099               1,305,622
   Net asset value per share: Class I*****                                $                --    $                 --
      Class I -- Net assets                                               $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                      --
   Net asset value per share: Class S*****                                $             24.20    $              10.52
      Class S -- Net assets                                               $       910,784,606    $        653,024,323
      Class S -- Shares outstanding ($.01 par value)                               37,640,386              62,055,037
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                                    $                --    $                638
**    Premiums received on options written                                $                93    $                395
***   Securities on loan included in investments                          $           110,670    $             38,518
****  Interest rate swap contracts - premiums paid (received)             $                --    $                (23)
***** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 130  Frank Russell Investment Company Russell Funds

        TAX EXEMPT          TAX-MANAGED LARGE      TAX-MANAGED MID &           SELECT                  SELECT
         BOND FUND              CAP FUND            SMALL CAP FUND           GROWTH FUND             VALUE FUND
--------------------------------------------------------------------------------------------------------------------
    $             22.15    $             13.17    $              7.45    $              5.49    $               7.61
    $         9,229,880    $         8,379,350    $         3,766,514    $         1,573,727    $          2,349,543
                416,660                636,128                505,908                286,657                 308,797
    $             22.21    $             13.37    $              7.64    $              5.60    $               7.67
    $         5,334,110    $         2,953,536    $         1,036,611    $         3,005,287    $          3,518,228
                240,219                220,924                135,637                537,034                 458,787
    $                --    $                --    $                --    $              5.65    $               7.67
    $                --    $                --    $                --    $        22,691,881    $         26,896,319
                     --                     --                     --              4,018,945               3,505,358
    $             22.18    $             13.39    $              7.68    $              5.63    $               7.66
    $       145,590,093    $       317,658,304    $        86,307,325    $        26,595,588    $         31,789,092
              6,564,426             23,724,944             11,234,823              4,720,149               4,148,609

    $                --    $                --    $                --    $                --    $                 --
    $                --    $                --    $                --    $                --    $                 --
    $                --    $            28,572    $               165    $               352    $                  5
    $                --    $                --    $                --    $                --    $                 --

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  131

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                                              DIVERSIFIED              SPECIAL
                                                                              EQUITY FUND            GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                           $             8,407    $              3,118
      Dividends from money market funds                                                   460                     219
      Interest                                                                             42                      21
      Securities lending income                                                            22                      66
      Less foreign taxes withheld                                                          --                      --
                                                                          -------------------    --------------------
Total investment income                                                                 8,931                   3,424
                                                                          -------------------    --------------------

EXPENSES
      Advisory fees                                                                     3,868                   2,483
      Administrative fees - Class C                                                         9                       5
      Administrative fees - Class E                                                         6                       3
      Administrative fees - Class I                                                        --                      --
      Administrative fees - Class S                                                       247                     129
      Custodian fees                                                                      316                     234
      Distribution fees - Class C                                                         137                      76
      Transfer agent fees                                                                 714                     733
      Transfer agent fees - Class C                                                        --                      --
      Transfer agent fees - Class E                                                        --                      --
      Transfer agent fees - Class I                                                        --                      --
      Transfer agent fees - Class S                                                        --                      --
      Professional fees                                                                    30                      19
      Registration fees                                                                    19                      18
      Shareholder servicing fees - Class C                                                 46                      25
      Shareholder servicing fees - Class E                                                 30                      15
      Trustees' fees                                                                       13                      10
      LifePoints(R) funds fees                                                            326                     118
      Miscellaneous                                                                        46                      31
                                                                          -------------------    --------------------
      Expenses before reductions                                                        5,807                   3,899
      Expense reductions                                                                   (1)                     --
                                                                          -------------------    --------------------
Net expenses                                                                            5,806                   3,899
                                                                          -------------------    --------------------
Net investment income (loss)                                                            3,125                    (475)
                                                                          -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                                     (56,798)                (24,515)
      Futures contracts                                                                (1,725)                 (1,418)
      Options written                                                                      --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                                --                      --
                                                                          -------------------    --------------------
Net realized gain (loss)                                                              (58,523)                (25,933)
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                                      84,957                  62,312
      Futures contracts                                                                 3,640                   3,240
      Options written                                                                      --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                                --                      --
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation)                                   88,597                  65,552
                                                                          -------------------    --------------------

Net realized and unrealized gain (loss)                                                30,074                  39,619
                                                                          -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $            33,199    $             39,144
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 132  Frank Russell Investment Company Russell Funds

       EQUITY         QUANTITATIVE      INTERNATIONAL          EMERGING          REAL ESTATE        SHORT TERM
     INCOME FUND      EQUITY FUND      SECURITIES FUND       MARKETS FUND      SECURITIES FUND      BOND FUND
---------------------------------------------------------------------------------------------------------------
    $         883    $        9,996    $         10,730    $          4,442    $         21,033    $         --
               23               330                 565                  79                 186             428
                3                30                 102                  30                  --          12,965
               --                21                  29                  --                  18              --
               --                --              (1,290)               (525)                 --              --
    -------------    --------------    ----------------    ----------------    ----------------    ------------
              909            10,377              10,136               4,026              21,237          13,393
    -------------    --------------    ----------------    ----------------    ----------------    ------------

              295             4,257               3,747               1,632               2,592           1,607
                1                 9                   6                   1                   4               6
               --                 7                   4                   2                   3               4
               --                --                  --                  --                  --              --
               19               271                 193                  66                 154             163
              111               252               1,146                 682                 140             213
               11               137                  89                  22                  68              85
              166               756                 694                 679                  --             133
               --                --                  --                  --                  52              --
               --                --                  --                  --                  30              --
               --                --                  --                  --                  --              --
               --                --                  --                  --                 777              --
               11                27                  39                  30                  17              15
               16                24                  21                  16                  28              37
                4                46                  30                   7                  22              28
                2                33                  21                   8                  14              22
                8                13                  12                  14                  10               9
               --               337                 286                  69                  91             195
               17                42                  59                  33                  33              19
    -------------    --------------    ----------------    ----------------    ----------------    ------------
              661             6,211               6,347               3,261               4,035           2,536
               --                --                  (1)                 (1)                (53)           (475)
    -------------    --------------    ----------------    ----------------    ----------------    ------------
              661             6,211               6,346               3,260               3,982           2,061
    -------------    --------------    ----------------    ----------------    ----------------    ------------
              248             4,166               3,790                 766              17,255          11,332
    -------------    --------------    ----------------    ----------------    ----------------    ------------

           (5,358)          (55,151)            (37,205)             (3,552)            (10,904)          5,012
              (47)           (1,097)            (12,958)               (572)                 --              20
               --                --                (912)             (1,451)                 --              --
               --                --                  --                  --                  --              --
               --                --                  --                  --                  --             716
               --                --               4,678                 273                  --            (871)
    -------------    --------------    ----------------    ----------------    ----------------    ------------
           (5,405)          (56,248)            (46,397)             (5,302)            (10,904)          4,877
    -------------    --------------    ----------------    ----------------    ----------------    ------------
            8,566           105,879              45,483              21,783              66,470           1,969
              261             2,296               8,518                (383)                 --              25
               --                --                 (70)                655                  --              24
               --                --                  --                  --                  --              --
               --                --                  --                  --                  --            (740)
               --                --               2,989                 789                  --            (239)
    -------------    --------------    ----------------    ----------------    ----------------    ------------
            8,827           108,175              56,920              22,844              66,470           1,039
    -------------    --------------    ----------------    ----------------    ----------------    ------------

            3,422            51,927              10,523              17,542              55,566           5,916
    -------------    --------------    ----------------    ----------------    ----------------    ------------
    $       3,670    $       56,093    $         14,313    $         18,308    $         72,821    $     17,248
    =============    ==============    ================    ================    ================    ============

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  133

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                                              DIVERSIFIED           MULTISTRATEGY
                                                                               BOND FUND              BOND FUND
---------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Dividends                                                           $                10    $                 85
      Dividends from money market funds                                                   726                   1,010
      Interest                                                                         16,631                  13,965
      Securities lending income                                                            87                      43
      Less foreign taxes withheld                                                          --                      --
                                                                          -------------------    --------------------
Total investment income                                                                17,454                  15,103
                                                                          -------------------    --------------------

EXPENSES
      Advisory fees                                                                     1,764                   1,976
      Administrative fees - Class C                                                         7                       7
      Administrative fees - Class E                                                         7                       4
      Administrative fees - Class I                                                        --                      --
      Administrative fees - Class S                                                       208                     158
      Custodian fees                                                                      298                     289
      Distribution fees - Class C                                                         108                     101
      Transfer agent fees                                                                 309                     396
      Transfer agent fees - Class C                                                        --                      --
      Transfer agent fees - Class E                                                        --                      --
      Transfer agent fees - Class I                                                        --                      --
      Transfer agent fees - Class S                                                        --                      --
      Professional fees                                                                    24                      19
      Registration fees                                                                    24                      12
      Shareholder servicing fees - Class C                                                 36                      34
      Shareholder servicing fees - Class E                                                 35                      18
      Trustees' fees                                                                       11                       9
      LifePoints(R) funds fees                                                            255                     182
      Miscellaneous                                                                        29                      23
                                                                          -------------------    --------------------
      Expenses before reductions                                                        3,115                   3,228
      Expense reductions                                                                   (8)                     (5)
                                                                          -------------------    --------------------
Net expenses                                                                            3,107                   3,223
                                                                          -------------------    --------------------
Net investment income (loss)                                                           14,347                  11,880
                                                                          -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                                      15,417                  15,252
      Futures contracts                                                                  (454)                   (510)
      Options written                                                                       1                     207
      Index swap contracts                                                                 --                   2,009
      Interest rate swap contracts                                                         --                    (988)
      Foreign currency-related transactions                                            (1,814)                 (1,022)
                                                                          -------------------    --------------------
Net realized gain (loss)                                                               13,150                  14,948
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                                       8,094                  14,952
      Futures contracts                                                                   338                     486
      Options written                                                                      54                    (182)
      Index swap contracts                                                                 --                   1,151
      Interest rate swap contracts                                                         --                     527
      Foreign currency-related transactions                                              (254)                   (364)
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation)                                    8,232                  16,570
                                                                          -------------------    --------------------

Net realized and unrealized gain (loss)                                                21,382                  31,518
                                                                          -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $            35,729    $             43,398
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 134  Frank Russell Investment Company Russell Funds

     TAX EXEMPT      TAX-MANAGED LARGE    TAX-MANAGED MID &     SELECT GROWTH      SELECT VALUE
      BOND FUND          CAP FUND          SMALL CAP FUND            FUND              FUND
-----------------------------------------------------------------------------------------------
    $          --    $          2,774     $            501     $            124    $        664
               20                  55                   38                   20              27
            3,385                   7                    5                    3               3
               --                   6                   --                   --              --
               --                  --                   --                   --              --
    -------------    ----------------     ----------------     ----------------    ------------
            3,405               2,842                  544                  147             694
    -------------    ----------------     ----------------     ----------------    ------------

              239               1,152                  421                  196             245
                2                   2                    1                   --               1
                1                   1                   --                    1               1
               --                  --                   --                    5               8
               36                  72                   21                    6               8
               74                  85                   75                  121             103
               31                  29                   13                    6               8
               47                 124                   80                   --              --
               --                  --                   --                    1               1
               --                  --                   --                    1               1
               --                  --                   --                   15              18
               --                  --                   --                   13              12
                7                  16                   14                    7              13
               19                  20                   20                   23              21
               10                  10                    4                    2               3
                7                   3                    1                    3               4
                9                  12                    6                    4               5
               --                  45                   13                   --              --
               14                  26                    8                   13              10
    -------------    ----------------     ----------------     ----------------    ------------
              496               1,597                  677                  417             462
               --                  --                 (123)                (166)           (132)
    -------------    ----------------     ----------------     ----------------    ------------
              496               1,597                  554                  251             330
    -------------    ----------------     ----------------     ----------------    ------------
            2,909               1,245                  (10)                (104)            364
    -------------    ----------------     ----------------     ----------------    ------------

              538             (20,378)              (3,090)              (2,735)         (5,116)
               --                (328)                (504)                 177              17
               --                  --                   --                   --              --
               --                  --                   --                   --              --
               --                  --                   --                   --              --
               --                  --                   --                   --              --
    -------------    ----------------     ----------------     ----------------    ------------
              538             (20,706)              (3,594)              (2,558)         (5,099)
    -------------    ----------------     ----------------     ----------------    ------------
            1,027              34,242                7,116                5,506           6,294
               --                 336                  750                   68             212
               --                  --                   --                   --              --
               --                  --                   --                   --              --
               --                  --                   --                   --              --
               --                  --                   --                   --              --
    -------------    ----------------     ----------------     ----------------    ------------
            1,027              34,578                7,866                5,574           6,506
    -------------    ----------------     ----------------     ----------------    ------------

            1,565              13,872                4,272                3,016           1,407
    -------------    ----------------     ----------------     ----------------    ------------
    $       4,474    $         15,117     $          4,262     $          2,912    $      1,771
    =============    ================     ================     ================    ============

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  135

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                            DIVERSIFIED EQUITY
                                                                                   FUND
                                                                -------------------------------------------
                                                                    SIX MONTHS             FISCAL YEAR
                                                                       ENDED                  ENDED
                                                                  APRIL 30, 2003           OCTOBER 31,
                                                                    (UNAUDITED)                2002
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                              $             3,125    $              5,030
      Net realized gain (loss)                                              (58,523)               (172,601)
      Net change in unrealized appreciation (depreciation)                   88,597                  (2,773)
                                                                -------------------    --------------------
Net increase (decrease) in net assets from operations                        33,199                (170,344)
                                                                -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class C                                                                 (1)                     --
         Class E                                                                (43)                    (58)
         Class I                                                                 --                      --
         Class S                                                             (2,713)                 (5,043)
      From net realized gain
         Class C                                                                 --                      --
         Class E                                                                 --                      --
         Class S                                                                 --                      --
      Tax return of capital
         Class C                                                                 --                      --
         Class E                                                                 --                      (9)
         Class S                                                                 --                    (831)
                                                                -------------------    --------------------
Net decrease in net assets from distributions                                (2,757)                 (5,941)
                                                                -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
       transactions                                                         100,369                  43,010
                                                                -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                 130,811                (133,275)

NET ASSETS
      Beginning of period                                                 1,029,653               1,162,928
                                                                -------------------    --------------------

      End of period                                             $         1,160,464    $          1,029,653
                                                                ===================    ====================

      Undistributed (overdistributed) net investment income
       included in net assets                                   $               368    $                 --

See accompanying notes which are an integral part of the financial statements.

 136  Frank Russell Investment Company Russell Funds

            SPECIAL GROWTH                   EQUITY INCOME                 QUANTITATIVE EQUITY
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2003    OCTOBER 31,    APRIL 30, 2003    OCTOBER 31,    APRIL 30, 2003    OCTOBER 31,
     (UNAUDITED)         2002         (UNAUDITED)         2002         (UNAUDITED)         2002
----------------------------------------------------------------------------------------------------

    $        (475)   $      (1,266)  $         248    $         508   $       4,166    $       5,696
          (25,933)         (24,525)         (5,405)          (7,174)        (56,248)        (131,104)
           65,552          (28,464)          8,827           (9,947)        108,175          (86,225)
    -------------    -------------   -------------    -------------   -------------    -------------
           39,144          (54,255)          3,670          (16,613)         56,093         (211,633)
    -------------    -------------   -------------    -------------   -------------    -------------

               --               --              (2)              (2)            (10)              --
               --               --              (3)              (5)            (56)            (102)
               --               --              --               --              --               --
               --              (34)           (247)            (516)         (3,620)          (7,691)
               --               --              --               --              --               --
               --               --              --               --              --               --
               --               --              --               --              --               --
               --               --              --               (1)             --               --
               --               --              --               (2)             --               (8)
               --               --              --             (270)             --             (593)
    -------------    -------------   -------------    -------------   -------------    -------------
               --              (34)           (252)            (796)         (3,686)          (8,394)
    -------------    -------------   -------------    -------------   -------------    -------------

           (3,510)         (26,365)         (6,637)         (10,781)         88,097          106,003
    -------------    -------------   -------------    -------------   -------------    -------------

           35,634          (80,654)         (3,219)         (28,190)        140,504         (114,024)

          550,980          631,634          81,204          109,394       1,130,453        1,244,477
    -------------    -------------   -------------    -------------   -------------    -------------

    $     586,614    $     550,980   $      77,985    $      81,204   $   1,270,957    $   1,130,453
    =============    =============   =============    =============   =============    =============

    $        (475)   $          --   $          (4)   $          --   $         480    $          --

        INTERNATIONAL SECURITIES
                  FUND
     ------------------------------
       SIX MONTHS      FISCAL YEAR
         ENDED            ENDED
     APRIL 30, 2003    OCTOBER 31,
      (UNAUDITED)         2002
    ------------------------------
     $       3,790    $       4,554
           (46,397)        (108,479)
            56,920           (9,955)
     -------------    -------------
            14,313         (113,880)
     -------------    -------------
              (125)              --
              (176)              --
                --               --
           (10,211)              --
                --               --
                --               --
                --               --
                --               --
                --               --
                --               --
     -------------    -------------
           (10,512)              --
     -------------    -------------
           106,320           85,458
     -------------    -------------
           110,121          (28,422)
           812,802          841,224
     -------------    -------------
     $     922,923    $     812,802
     =============    =============
     $       1,245    $       7,967

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  137

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                             EMERGING MARKETS
                                                                                   FUND
                                                                -------------------------------------------
                                                                    SIX MONTHS             FISCAL YEAR
                                                                       ENDED                  ENDED
                                                                  APRIL 30, 2003           OCTOBER 31,
                                                                    (UNAUDITED)                2002
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                              $               766    $               (120)
      Net realized gain (loss)                                               (5,302)                (24,800)
      Net change in unrealized appreciation (depreciation)                   22,844                  43,973
                                                                -------------------    --------------------
Net increase (decrease) in net assets from operations                        18,308                  19,053
                                                                -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class C                                                                 --                      --
         Class E                                                                (10)                     --
         Class I                                                                 --                      --
         Class S                                                             (1,302)                   (663)
      From net realized gain
         Class C                                                                 --                      --
         Class E                                                                 --                      --
         Class S                                                                 --                      --
      Tax return of capital
         Class C                                                                 --                      --
         Class E                                                                 --                      --
         Class S                                                                 --                      --
                                                                -------------------    --------------------
Net decrease in net assets from distributions                                (1,312)                   (663)
                                                                -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
       transactions                                                          12,428                 (25,977)
                                                                -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                  29,424                  (7,587)

NET ASSETS
      Beginning of period                                                   275,235                 282,822
                                                                -------------------    --------------------

      End of period                                             $           304,659    $            275,235
                                                                ===================    ====================

      Undistributed (overdistributed) net investment income
       included in net assets                                   $            (1,801)   $             (1,255)

See accompanying notes which are an integral part of the financial statements.

 138  Frank Russell Investment Company Russell Funds

        REAL ESTATE SECURITIES              SHORT TERM BOND                  DIVERSIFIED BOND
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2003    OCTOBER 31,    APRIL 30, 2003    OCTOBER 31,    APRIL 30, 2003    OCTOBER 31,
     (UNAUDITED)         2002         (UNAUDITED)         2002         (UNAUDITED)         2002
----------------------------------------------------------------------------------------------------

    $      17,255    $      32,119   $      11,332    $      21,381   $      14,347    $      31,013
          (10,904)          49,018           4,877            2,799          13,150           17,457
           66,470          (51,182)          1,039            1,453           8,232           (8,066)
    -------------    -------------   -------------    -------------   -------------    -------------
           72,821           29,955          17,248           25,633          35,729           40,404
    -------------    -------------   -------------    -------------   -------------    -------------

             (394)            (552)           (335)            (285)           (328)            (599)
             (274)            (658)           (322)            (774)           (418)            (807)
               --               --              --               --              --               --
          (15,331)         (38,630)        (12,607)         (22,428)        (13,511)         (31,665)
               --               --              --               --            (635)              --
               --               --              --               --            (625)              --
               --               --              --               --         (18,770)              --
               --               --              --               --              --               --
               --               --              --               --              --               --
               --               --              --               --              --               --
    -------------    -------------   -------------    -------------   -------------    -------------
          (15,999)         (39,840)        (13,264)         (23,487)        (34,287)         (33,071)
    -------------    -------------   -------------    -------------   -------------    -------------

           13,835            9,978         267,831          210,928         134,509           52,089
    -------------    -------------   -------------    -------------   -------------    -------------

           70,657               93         271,815          213,074         135,951           59,422

          624,506          624,413         633,605          420,531         837,232          777,810
    -------------    -------------   -------------    -------------   -------------    -------------

    $     695,163    $     624,506   $     905,420    $     633,605   $     973,183    $     837,232
    =============    =============   =============    =============   =============    =============

    $       1,256    $          --   $      (2,032)   $        (100)  $       2,146    $       2,056

           MULTISTRATEGY BOND
                  FUND
     ------------------------------
       SIX MONTHS      FISCAL YEAR
         ENDED            ENDED
     APRIL 30, 2003    OCTOBER 31,
      (UNAUDITED)         2002
    -------------------------------
     $      11,880    $      26,211
            14,948           14,662
            16,570          (17,572)
     -------------    -------------
            43,398           23,301
     -------------    -------------
              (346)            (771)
              (237)            (665)
                --               --
           (11,052)         (32,511)
                --               --
                --               --
                --               --
                --               --
                --               --
                --               --
     -------------    -------------
           (11,635)         (33,947)
     -------------    -------------
            31,169           (6,308)
     -------------    -------------
            62,932          (16,954)
           634,164          651,118
     -------------    -------------
     $     697,096    $     634,164
     =============    =============
     $       1,042    $         797

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  139

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                              TAX EXEMPT BOND
                                                                                   FUND
                                                                -------------------------------------------
                                                                    SIX MONTHS             FISCAL YEAR
                                                                       ENDED                  ENDED
                                                                  APRIL 30, 2003           OCTOBER 31,
                                                                    (UNAUDITED)                2002
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                              $             2,909    $              6,016
      Net realized gain (loss)                                                  538                     384
      Net change in unrealized appreciation (depreciation)                    1,027                   1,044
                                                                -------------------    --------------------
Net increase (decrease) in net assets from operations                         4,474                   7,444
                                                                -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class C                                                               (110)                   (108)
         Class E                                                                (91)                   (205)
         Class I                                                                 --                      --
         Class S                                                             (2,687)                 (5,748)
      From net realized gain
         Class C                                                                 --                      --
         Class E                                                                 --                      --
         Class S                                                                 --                      --
      Tax return of capital
         Class C                                                                 --                      --
         Class E                                                                 --                      --
         Class S                                                                 --                      --
                                                                -------------------    --------------------
Net decrease in net assets from distributions                                (2,888)                 (6,061)
                                                                -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
       transactions                                                          (2,337)                 10,525
                                                                -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                    (751)                 11,908

NET ASSETS
      Beginning of period                                                   160,905                 148,997
                                                                -------------------    --------------------

      End of period                                             $           160,154    $            160,905
                                                                ===================    ====================

      Undistributed/(overdistributed) net investment income
       included in net assets                                   $               325    $                304

See accompanying notes which are an integral part of the financial statements.

 140  Frank Russell Investment Company Russell Funds

        TAX-MANAGED LARGE CAP         TAX-MANAGED MID & SMALL CAP             SELECT GROWTH             SELECT VALUE
                 FUND                             FUND                             FUND                     FUND
    ------------------------------   ------------------------------   ------------------------------   --------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED           ENDED
    APRIL 30, 2003    OCTOBER 31,    APRIL 30, 2003    OCTOBER 31,    APRIL 30, 2003    OCTOBER 31,    APRIL 30, 2003
     (UNAUDITED)         2002         (UNAUDITED)         2002         (UNAUDITED)         2002         (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

    $       1,245    $       2,547   $         (10)   $        (159)  $        (104)   $        (209)  $         364
          (20,706)         (59,450)         (3,594)         (14,880)         (2,558)         (12,307)         (5,099)
           34,578          (30,147)          7,866            7,097           5,574              465           6,506
    -------------    -------------   -------------    -------------   -------------    -------------   -------------
           15,117          (87,050)          4,262           (7,942)          2,912          (12,051)          1,771
    -------------    -------------   -------------    -------------   -------------    -------------   -------------

               --               --              --               --              --               --              (3)
              (18)             (10)             --               --              --               --             (13)
               --               --              --               --              --               --            (172)
           (2,876)          (2,325)             --             (100)             --               --            (151)
               --               --              --               --              --               --              --
               --               --              --               --              --               --              --
               --               --              --               --              --               --              --
               --               --              --               --              --               --              --
               --               --              --               --              --               --              --
               --               --              --               --              --               --              --
    -------------    -------------   -------------    -------------   -------------    -------------   -------------
           (2,894)          (2,335)             --             (100)             --               --            (339)
    -------------    -------------   -------------    -------------   -------------    -------------   -------------

          (38,925)         (14,449)            (10)           1,280           4,259            9,899          (9,229)
    -------------    -------------   -------------    -------------   -------------    -------------   -------------

          (26,702)        (103,834)          4,252           (6,762)          7,171           (2,152)         (7,797)

          355,693          459,527          86,858           93,620          46,695           48,847          72,350
    -------------    -------------   -------------    -------------   -------------    -------------   -------------

    $     328,991    $     355,693   $      91,110    $      86,858   $      53,866    $      46,695   $      64,553
    =============    =============   =============    =============   =============    =============   =============

    $         302    $       1,951   $         (10)   $          --   $        (104)   $          --   $          32

     SELECT VALUE
         FUND
     -------------
      FISCAL YEAR
         ENDED
      OCTOBER 31,
         2002
     -------------
     $         692
           (10,334)
            (1,386)
     -------------
           (11,028)
     -------------
                (3)
               (28)
              (380)
              (357)
                --
                --
                --
                --
                --
                --
     -------------
              (768)
     -------------
            18,876
     -------------
             7,080
            65,270
     -------------
     $      72,350
     =============
     $           7

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  141

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
April 30, 2003 (1)                               30.52               (.06)              .81             .75               --
October 31, 2002                                 35.83               (.18)            (5.13)          (5.31)              --
October 31, 2001                                 50.12               (.24)           (13.82)         (14.06)              --
October 31, 2000 (2)                             54.13               (.24)            (2.55)          (2.79)              --
December 31, 1999 (6)                            52.04               (.20)             8.14            7.94             (.03)
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               31.10                .06               .82             .88             (.06)
October 31, 2002                                 36.35                .08             (5.23)          (5.15)            (.09)
October 31, 2001                                 50.55                .07            (13.96)         (13.89)            (.08)
October 31, 2000 (2)                             54.43                .08             (2.57)          (2.49)            (.17)
December 31, 1999                                51.40                .13              8.81            8.94             (.09)
December 31, 1998                                43.64                .10             10.34           10.44             (.08)
December 31, 1997 (3)                            45.55                .06              7.97            8.03             (.07)
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               31.09                .10               .82             .92             (.08)
October 31, 2002                                 36.35                .16             (5.23)          (5.07)            (.16)
October 31, 2001                                 50.55                .18            (13.97)         (13.79)            (.18)
October 31, 2000 (2)                             54.33                .19             (2.57)          (2.38)            (.18)
December 31, 1999                                51.39                .28              8.79            9.07             (.31)
December 31, 1998                                43.64                .30             10.34           10.64             (.29)
December 31, 1997                                41.45                .37             12.06           12.43             (.37)
----------------------------------------------------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
April 30, 2003 (1)                               33.52               (.19)             2.39            2.20               --
October 31, 2002                                 37.42               (.45)            (3.45)          (3.90)              --
October 31, 2001                                 51.05               (.38)            (7.12)          (7.50)              --
October 31, 2000 (2)                             48.22               (.38)             4.56            4.18               --
December 31, 1999 (6)                            42.17               (.45)             9.72            9.27               --
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               34.53               (.07)             2.48            2.41               --
October 31, 2002                                 38.27               (.16)            (3.58)          (3.74)              --
October 31, 2001                                 51.74               (.06)            (7.25)          (7.31)            (.03)
October 31, 2000 (2)                             48.55               (.07)             4.61            4.54               --
December 31, 1999                                42.91               (.16)             9.02            8.86               --
December 31, 1998                                45.42               (.17)              .09            (.08)              --
December 31, 1997                                40.75               (.13)            11.05           10.92               --
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               35.28               (.02)             2.52            2.50               --
October 31, 2002                                 39.01               (.07)            (3.66)          (3.73)              --
October 31, 2001                                 52.52                .05             (7.37)          (7.32)            (.06)
October 31, 2000 (2)                             49.18                .04              4.67            4.71             (.02)
December 31, 1999                                43.34               (.05)             9.12            9.07             (.01)
December 31, 1998                                45.72                .01               .08             .09             (.04)
December 31, 1997                                40.79                .08             11.18           11.26             (.08)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
--------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
April 30, 2003 (1)                               --             --
October 31, 2002                                 --             --
October 31, 2001                               (.23)            --
October 31, 2000 (2)                          (1.22)            --
December 31, 1999 (6)                         (5.82)            --
--------------------------------------------------------------------
Class E
April 30, 2003 (1)                               --             --
October 31, 2002                                 --           (.01)
October 31, 2001                               (.23)            --
October 31, 2000 (2)                          (1.22)            --
December 31, 1999                             (5.82)            --
December 31, 1998                             (2.60)            --
December 31, 1997 (3)                         (9.87)            --
--------------------------------------------------------------------
Class S
April 30, 2003 (1)                               --             --
October 31, 2002                                 --           (.03)
October 31, 2001                               (.23)            --
October 31, 2000 (2)                          (1.22)            --
December 31, 1999                             (5.82)            --
December 31, 1998                             (2.60)            --
December 31, 1997                             (9.87)            --
--------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
April 30, 2003 (1)                               --             --
October 31, 2002                                 --             --
October 31, 2001                              (6.13)            --
October 31, 2000 (2)                          (1.35)            --
December 31, 1999 (6)                         (3.22)            --
--------------------------------------------------------------------
Class E
April 30, 2003 (1)                               --             --
October 31, 2002                                 --             --
October 31, 2001                              (6.13)            --
October 31, 2000 (2)                          (1.35)            --
December 31, 1999                             (3.22)            --
December 31, 1998                             (2.43)            --
December 31, 1997                             (6.25)            --
--------------------------------------------------------------------
Class S
April 30, 2003 (1)                               --             --
October 31, 2002                                 --             --
October 31, 2001                              (6.13)            --
October 31, 2000 (2)                          (1.35)            --
December 31, 1999                             (3.22)            --
December 31, 1998                             (2.43)            --
December 31, 1997                             (6.25)            --
--------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 142  Frank Russell Investment Company Russell Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
             --              31.27               2.50              42,550
             --              30.52             (14.85)             33,858
           (.23)             35.83             (28.14)             20,222
          (1.22)             50.12              (5.07)             21,526
          (5.85)             54.13              15.83              14,787
-----------------------------------------------------------------------------
           (.06)             31.92               2.89              26,213
           (.10)             31.10             (14.22)             23,656
           (.31)             36.35             (27.59)             23,586
          (1.39)             50.55              (4.49)             19,666
          (5.91)             54.43              17.95              12,958
          (2.68)             51.40              24.59               9,007
          (9.94)             43.64              15.99               2,839
-----------------------------------------------------------------------------
           (.08)             31.93               3.02           1,091,701
           (.19)             31.09             (14.02)            972,139
           (.41)             36.35             (27.41)          1,119,120
          (1.40)             50.55              (4.28)          1,516,448
          (6.13)             54.33              18.21           1,569,920
          (2.89)             51.39              25.11           1,367,016
         (10.24)             43.64              31.32           1,042,620
-----------------------------------------------------------------------------
             --              35.72               6.56              23,044
             --              33.52             (10.42)             18,583
          (6.13)             37.42             (15.93)             11,662
          (1.35)             51.05               8.83              10,762
          (3.22)             48.22              22.53               5,990
-----------------------------------------------------------------------------
             --              36.94               6.98              13,104
             --              34.53              (9.77)             11,731
          (6.16)             38.27             (15.29)             11,051
          (1.35)             51.74               9.53               9,678
          (3.22)             48.55              21.19               5,411
          (2.43)             42.91                .04               6,139
          (6.25)             45.42              27.90               3,153
-----------------------------------------------------------------------------
             --              37.78               7.09             550,466
             --              35.28              (9.56)            520,666
          (6.19)             39.01             (15.05)            608,921
          (1.37)             52.52               9.76             759,435
          (3.23)             49.18              21.45             697,211
          (2.47)             43.34                .42             595,862
          (6.33)             45.72              28.77             572,635
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
-------------------------------------------------------------------------------
           2.06                2.06                 (.37)              58.55
           2.03                2.03                 (.51)             128.80
           1.99                1.99                 (.58)             146.81
           1.94                1.94                 (.56)             141.75
           1.94                1.94                 (.41)             110.36
-------------------------------------------------------------------------------
           1.31                1.31                  .38               58.55
           1.28                1.28                  .21              128.80
           1.24                1.24                  .17              146.81
           1.19                1.19                  .19              141.75
           1.19                1.19                  .23              110.36
           1.33                1.33                  .21              100.31
           1.63                1.63                  .10              114.11
-------------------------------------------------------------------------------
           1.06                1.06                  .63               58.55
           1.03                1.03                  .46              128.80
            .99                 .99                  .42              146.81
            .94                 .94                  .45              141.75
            .93                 .93                  .51              110.36
            .91                 .91                  .62              100.31
            .92                 .92                  .80              114.11
-------------------------------------------------------------------------------
           2.37                2.37                (1.13)              48.13
           2.31                2.31                (1.15)             125.06
           2.27                2.27                 (.89)             126.83
           2.21                2.22                 (.91)             136.00
           2.23                2.23                (1.10)             111.98
-------------------------------------------------------------------------------
           1.62                1.62                 (.38)              48.13
           1.56                1.56                 (.40)             125.06
           1.52                1.52                 (.14)             126.83
           1.46                1.47                 (.16)             136.00
           1.49                1.49                 (.36)             111.98
           1.58                1.58                 (.39)             129.19
           1.83                1.83                 (.51)              97.19
-------------------------------------------------------------------------------
           1.37                1.37                 (.13)              48.13
           1.32                1.32                 (.17)             125.06
           1.27                1.27                  .11              126.83
           1.21                1.22                  .08              136.00
           1.24                1.24                 (.10)             111.98
           1.15                1.15                  .03              129.19
           1.15                1.15                  .18               97.19
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  143

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
Class C
April 30, 2003 (1)                               25.83               (.04)             1.23            1.19
October 31, 2002                                 31.27               (.12)            (5.29)          (5.41)
October 31, 2001                                 36.72               (.15)            (5.30)          (5.45)
October 31, 2000 (2)                             37.02               (.06)             (.03)           (.09)
December 31, 1999 (6)                            40.38                .04               .66             .70
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               26.11                .05              1.25            1.30
October 31, 2002                                 31.55                .09             (5.35)          (5.26)
October 31, 2001                                 36.89                .11             (5.35)          (5.24)
October 31, 2000 (2)                             37.20                .15              (.02)            .13
December 31, 1999                                41.45                .33              (.44)           (.11)
December 31, 1998                                41.43                .37              4.49            4.86
December 31, 1997                                40.22                .32             12.20           12.52
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               25.96                .09              1.23            1.32
October 31, 2002                                 31.38                .16             (5.33)          (5.17)
October 31, 2001                                 36.68                .20             (5.31)          (5.11)
October 31, 2000 (2)                             36.92                .23              (.03)            .20
December 31, 1999                                41.26                .41              (.44)           (.03)
December 31, 1998                                41.08                .55              4.49            5.04
December 31, 1997                                40.22                .69             12.11           12.80
--------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
April 30, 2003 (1)                               26.53               (.03)             1.13            1.10
October 31, 2002                                 31.88               (.15)            (5.20)          (5.35)
October 31, 2001                                 43.88               (.21)           (10.47)         (10.68)
October 31, 2000 (2)                             44.94               (.22)              .07            (.15)
December 31, 1999 (6)                            43.02               (.20)             8.00            7.80
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               26.94                .07              1.15            1.22
October 31, 2002                                 32.28                .07             (5.27)          (5.20)
October 31, 2001                                 44.17                .07            (10.57)         (10.50)
October 31, 2000 (2)                             45.19                .06              (.08)           (.02)
December 31, 1999                                42.50                .13              8.50            8.63
December 31, 1998                                36.80                .12              8.54            8.66
December 31, 1997                                33.05                .14              9.95           10.09
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               27.01                .10              1.15            1.25
October 31, 2002                                 32.36                .15             (5.28)          (5.13)
October 31, 2001                                 44.27                .16            (10.59)         (10.43)
October 31, 2000 (2)                             45.19                .15              (.02)            .13
December 31, 1999                                42.53                .24              8.50            8.74
December 31, 1998                                36.78                .27              8.55            8.82
December 31, 1997                                33.05                .38             10.00           10.38
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
EQUITY INCOME FUND
Class C
April 30, 2003 (1)                               (.02)               --             --
October 31, 2002                                 (.02)               --           (.01)
October 31, 2001                                   --                --             --
October 31, 2000 (2)                               --              (.19)          (.02)
December 31, 1999 (6)                            (.17)            (3.89)            --
-----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.07)               --             --
October 31, 2002                                 (.12)               --           (.06)
October 31, 2001                                 (.10)               --             --
October 31, 2000 (2)                             (.23)             (.19)          (.02)
December 31, 1999                                (.25)            (3.89)            --
December 31, 1998                                (.51)            (4.33)            --
December 31, 1997                                (.07)           (11.24)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.08)               --             --
October 31, 2002                                 (.16)               --           (.09)
October 31, 2001                                 (.19)               --             --
October 31, 2000 (2)                             (.23)             (.19)          (.02)
December 31, 1999                                (.42)            (3.89)            --
December 31, 1998                                (.53)            (4.33)            --
December 31, 1997                                (.70)           (11.24)            --
-----------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
April 30, 2003 (1)                               (.01)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (1.32)            --
October 31, 2000 (2)                               --              (.91)            --
December 31, 1999 (6)                            (.04)            (5.84)            --
-----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.06)               --             --
October 31, 2002                                 (.13)               --           (.01)
October 31, 2001                                 (.07)            (1.32)            --
October 31, 2000 (2)                             (.09)             (.91)            --
December 31, 1999                                (.10)            (5.84)            --
December 31, 1998                                (.16)            (2.80)            --
December 31, 1997                                (.07)            (6.27)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.09)               --             --
October 31, 2002                                 (.20)               --           (.02)
October 31, 2001                                 (.16)            (1.32)            --
October 31, 2000 (2)                             (.14)             (.91)            --
December 31, 1999                                (.24)            (5.84)            --
December 31, 1998                                (.27)            (2.80)            --
December 31, 1997                                (.38)            (6.27)            --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 144  Frank Russell Investment Company Russell Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
           (.02)             27.00               4.61               3,779
           (.03)             25.83             (17.31)              2,701
             --              31.27             (14.84)              1,070
           (.21)             36.72               (.17)              1,035
          (4.06)             37.02               2.03                 995
-----------------------------------------------------------------------------
           (.07)             27.34               4.97               1,419
           (.18)             26.11             (16.74)              1,117
           (.10)             31.55             (14.22)                943
           (.44)             36.89                .46               1,095
          (4.14)             37.20                .04               1,061
          (4.84)             41.45              12.41                 745
         (11.31)             41.43              32.68                 338
-----------------------------------------------------------------------------
           (.08)             27.20               5.10              72,787
           (.25)             25.96             (16.55)             77,386
           (.19)             31.38             (13.97)            107,381
           (.44)             36.68                .66             150,057
          (4.31)             36.92                .25             186,983
          (4.86)             41.26              12.99             250,491
         (11.94)             41.08              33.59             226,952
-----------------------------------------------------------------------------
           (.01)             27.62               4.14              42,842
             --              26.53             (16.78)             34,113
          (1.32)             31.88             (24.87)             20,530
           (.91)             43.88               (.16)             20,935
          (5.88)             44.94              18.89              13,613
-----------------------------------------------------------------------------
           (.06)             28.10               4.56              30,249
           (.14)             26.94             (16.16)             25,667
          (1.39)             32.28             (24.30)             23,700
          (1.00)             44.17                .11              15,314
          (5.94)             45.19              21.11               7,987
          (2.96)             42.50              24.34               7,479
          (6.34)             36.80              31.70               2,344
-----------------------------------------------------------------------------
           (.09)             28.17               4.67           1,197,866
           (.22)             27.01             (15.94)          1,070,673
          (1.48)             32.36             (24.11)          1,200,247
          (1.05)             44.27                .47           1,556,534
          (6.08)             45.19              21.37           1,545,021
          (3.07)             42.53              24.82           1,316,051
          (6.65)             36.78              32.70             996,880
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
-------------------------------------------------------------------------------
           2.64                2.64                 (.32)              33.52
           2.47                2.47                 (.40)             112.82
           2.36                2.36                 (.44)             119.47
           2.31                2.31                 (.22)              99.20
           2.10                2.10                  .10              137.94
-------------------------------------------------------------------------------
           1.89                1.89                  .43               33.52
           1.73                1.73                  .29              112.82
           1.61                1.61                  .30              119.47
           1.56                1.56                  .53               99.20
           1.35                1.35                  .80              137.94
           1.42                1.42                  .90              149.63
           1.74                1.74                  .77              139.33
-------------------------------------------------------------------------------
           1.64                1.64                  .67               33.52
           1.48                1.48                  .52              112.82
           1.37                1.37                  .57              119.47
           1.31                1.31                  .79               99.20
           1.11                1.11                 1.03              137.94
           1.01                1.01                 1.30              149.63
           1.04                1.04                 1.51              139.33
-------------------------------------------------------------------------------
           2.03                2.03                 (.25)              41.46
           2.02                2.02                 (.49)              71.10
           1.98                1.98                 (.57)              85.00
           1.92                1.92                 (.60)              59.25
           1.93                1.93                 (.47)              89.52
-------------------------------------------------------------------------------
           1.28                1.28                  .50               41.46
           1.27                1.27                  .24               71.10
           1.22                1.22                  .18               85.00
           1.17                1.17                  .15               59.25
           1.18                1.18                  .28               89.52
           1.31                1.31                  .30               77.23
           1.59                1.59                  .33               87.67
-------------------------------------------------------------------------------
           1.03                1.03                  .75               41.46
           1.02                1.02                  .48               71.10
            .98                 .98                  .43               85.00
            .92                 .92                  .42               59.25
            .93                 .93                  .53               89.52
            .91                 .91                  .69               77.23
            .91                 .91                 1.04               87.67
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  145

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
April 30, 2003 (1)                               38.51               (.01)              .30             .29
October 31, 2002                                 44.53               (.18)            (5.84)          (6.02)
October 31, 2001                                 62.46               (.19)           (14.94)         (15.13)
October 31, 2000 (2)                             74.51                .17             (9.68)          (9.51)
December 31, 1999 (6)                            60.66               (.32)            17.92           17.60
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               39.61                .13               .30             .43
October 31, 2002                                 45.47                .13             (5.99)          (5.86)
October 31, 2001                                 63.24                .21            (15.18)         (14.97)
October 31, 2000 (2)                             74.95                .57             (9.74)          (9.17)
December 31, 1999                                60.68                .40             17.72           18.12
December 31, 1998                                54.64                .28              6.53            6.81
December 31, 1997                                58.47                .35              (.64)           (.29)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               39.98                .18               .32             .50
October 31, 2002                                 45.78                .25             (6.05)          (5.80)
October 31, 2001                                 63.51                .34            (15.26)         (14.92)
October 31, 2000 (2)                             75.11                .76             (9.82)          (9.06)
December 31, 1999                                60.86                .51             17.82           18.33
December 31, 1998                                54.69                .69              6.32            7.01
December 31, 1997                                58.48                .56              (.46)            .10
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2003 (1)                                7.22               (.02)              .46             .44
October 31, 2002                                  6.89               (.09)              .42             .33
October 31, 2001                                  9.15               (.04)            (2.22)          (2.26)
October 31, 2000 (2)                             12.47               (.10)            (3.20)          (3.30)
December 31, 1999 (6)                             8.07               (.12)             4.57            4.45
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                7.41                .01               .45             .46
October 31, 2002                                  7.01               (.02)              .42             .40
October 31, 2001                                  9.24                .02             (2.25)          (2.23)
October 31, 2000 (2)                             12.51               (.03)            (3.20)          (3.23)
December 31, 1999                                 8.48               (.04)             4.14            4.10
December 31, 1998 (5)                             7.37               (.02)             1.13            1.11
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                7.43                .02               .46             .48
October 31, 2002                                  7.05                 --(e)            .40             .40
October 31, 2001                                  9.25                .04             (2.24)          (2.20)
October 31, 2000 (2)                             12.52                 --(e)          (3.21)          (3.21)
December 31, 1999                                 8.48                .03              4.10            4.13
December 31, 1998                                11.79                .12             (3.35)          (3.23)
December 31, 1997                                12.35                .14              (.56)           (.42)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
April 30, 2003 (1)                               (.21)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (2.80)            --
October 31, 2000 (2)                               --             (2.54)            --
December 31, 1999 (6)                            (.17)            (3.58)            --
-----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.41)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (2.80)            --
October 31, 2000 (2)                               --             (2.54)            --
December 31, 1999                                (.27)            (3.58)            --
December 31, 1998                                (.57)             (.20)            --
December 31, 1997                                (.29)            (3.25)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.51)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                 (.01)            (2.80)            --
October 31, 2000 (2)                               --             (2.54)            --
December 31, 1999                                (.50)            (3.58)            --
December 31, 1998                                (.64)             (.20)            --
December 31, 1997                                (.64)            (3.25)            --
-----------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2003 (1)                                 --                --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
October 31, 2000 (2)                             (.02)               --             --
December 31, 1999 (6)                            (.05)               --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.01)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
October 31, 2000 (2)                             (.04)               --             --
December 31, 1999                                (.07)               --             --
December 31, 1998 (5)                              --                --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.04)               --             --
October 31, 2002                                 (.02)               --             --
October 31, 2001                                   --                --             --
October 31, 2000 (2)                             (.06)               --             --
December 31, 1999                                (.09)               --             --
December 31, 1998                                (.08)               --             --
December 31, 1997                                (.14)               --             --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 146  Frank Russell Investment Company Russell Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
           (.21)             38.59                .75              27,813
             --              38.51             (13.52)             21,860
          (2.80)             44.53             (25.29)             12,470
          (2.54)             62.46             (13.13)             11,849
          (3.75)             74.51              29.39               7,522
-----------------------------------------------------------------------------
           (.41)             39.63               1.13              19,184
             --              39.61             (12.91)             16,796
          (2.80)             45.47             (24.70)             15,897
          (2.54)             63.24             (12.58)              9,964
          (3.85)             74.95              30.21               5,552
           (.77)             60.68              12.53               4,431
          (3.54)             54.64               (.41)              1,271
-----------------------------------------------------------------------------
           (.51)             39.97               1.28             875,926
             --              39.98             (12.67)            774,146
          (2.81)             45.78             (24.51)            812,857
          (2.54)             63.51             (12.40)          1,061,171
          (4.08)             75.11              30.52           1,133,495
           (.84)             60.86              12.90             940,779
          (3.89)             54.69                .26             839,767
-----------------------------------------------------------------------------
             --               7.66               5.95               6,798
             --               7.22               4.94               5,194
             --               6.89             (24.70)              2,377
           (.02)              9.15             (26.51)              2,228
           (.05)             12.47              55.43               1,631
-----------------------------------------------------------------------------
           (.01)              7.86               6.23               7,215
             --               7.41               5.71               6,478
             --               7.01             (24.13)              6,959
           (.04)              9.24             (25.90)              6,388
           (.07)             12.51              48.71               6,314
             --               8.48              15.06                  39
-----------------------------------------------------------------------------
           (.04)              7.87               6.27             290,646
           (.02)              7.43               5.91             263,563
             --               7.05             (23.89)            273,486
           (.06)              9.25             (25.79)            359,201
           (.09)             12.52              49.03             430,794
           (.08)              8.48             (27.57)            294,349
           (.14)             11.79              (3.45)            333,052
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
-------------------------------------------------------------------------------
           2.49                2.49                 (.04)              35.66
           2.46                2.46                 (.42)              79.09
           2.41                2.41                 (.36)             104.65
           2.29                2.30                  .30              101.84
           2.30                2.30                 (.51)             120.52
-------------------------------------------------------------------------------
           1.74                1.74                  .70               35.66
           1.72                1.72                  .30               79.09
           1.66                1.66                  .41              104.65
           1.54                1.55                 1.00              101.84
           1.55                1.55                  .61              120.52
           1.64                1.64                  .49               68.46
           1.96                1.96                  .19               73.54
-------------------------------------------------------------------------------
           1.49                1.49                  .94               35.66
           1.47                1.47                  .55               79.09
           1.42                1.42                  .62              104.65
           1.29                1.30                 1.31              101.84
           1.30                1.30                  .79              120.52
           1.22                1.22                 1.15               68.46
           1.26                1.26                  .91               73.54
-------------------------------------------------------------------------------
           3.27                3.27                 (.47)              41.74
           3.12                3.12                (1.08)              90.21
           3.08                3.09                 (.55)              83.74
           2.91                2.92                (1.02)              73.11
           2.91                2.91                (1.23)              94.85
-------------------------------------------------------------------------------
           2.52                2.52                  .28               41.74
           2.38                2.38                 (.29)              90.21
           2.33                2.33                  .21               83.74
           2.16                2.17                 (.30)              73.11
           2.17                2.17                 (.40)              94.85
             --(d)               --(d)                --(d)            59.35
-------------------------------------------------------------------------------
           2.27                2.27                  .54               41.74
           2.14                2.14                 (.02)              90.21
           2.09                2.09                  .44               83.74
           1.91                1.92                 (.02)              73.11
           1.91                1.91                  .26               94.85
           1.75                1.75                 1.20               59.35
           1.64                1.64                  .87               50.60
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  147

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND
Class C
April 30, 2003 (1)                               26.52                .59              2.40            2.99
October 31, 2002                                 26.97               1.07              (.01)           1.06
October 31, 2001                                 25.93               1.16              1.02            2.18
October 31, 2000 (2)                             22.69                .84              3.11            3.95
December 31, 1999 (6)                            24.13               1.08             (1.06)            .02
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               26.72                .71              2.40            3.11
October 31, 2002                                 27.14               1.32              (.06)           1.26
October 31, 2001                                 26.07               1.38              1.03            2.41
October 31, 2000 (2)                             22.76                .98              3.14            4.12
December 31, 1999                                24.27               1.28             (1.24)            .04
December 31, 1998                                31.02               1.26             (6.12)          (4.86)
December 31, 1997                                29.18               1.14              3.95            5.09
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               26.89                .75              2.43            3.18
October 31, 2002                                 27.31               1.41              (.06)           1.35
October 31, 2001                                 26.22               1.46              1.03            2.49
October 31, 2000 (2)                             22.86               1.04              3.15            4.19
December 31, 1999                                24.44               1.30             (1.20)            .10
December 31, 1998                                30.86               1.34             (6.13)          (4.79)
December 31, 1997                                29.19               1.36              3.93            5.29
--------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
April 30, 2003 (1)                               18.98                .21               .16             .37
October 31, 2002                                 19.01                .56               .13             .69
October 31, 2001                                 18.23                .85               .89            1.74
October 31, 2000 (2)                             18.13                .79               .04             .83
December 31, 1999 (8)                            18.36                .68              (.31)            .37
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               19.04                .28               .15             .43
October 31, 2002                                 19.02                .77               .06             .83
October 31, 2001                                 18.24               1.02               .85            1.87
October 31, 2000 (2)                             18.08                .88               .07             .95
December 31, 1999 (7)                            18.51                .80              (.34)            .46
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               19.01                .30               .16             .46
October 31, 2002                                 18.99                .80               .08             .88
October 31, 2001                                 18.22               1.07               .83            1.90
October 31, 2000 (2)                             18.03                .91               .09            1.00
December 31, 1999                                18.46                .90              (.36)            .54
December 31, 1998                                18.35                .99               .11            1.10
December 31, 1997                                18.36               1.08                --            1.08
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
REAL ESTATE FUND
Class C
April 30, 2003 (1)                               (.59)               --             --
October 31, 2002                                (1.51)               --             --
October 31, 2001                                (1.14)               --             --
October 31, 2000 (2)                             (.71)               --             --
December 31, 1999 (6)                           (1.46)               --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.68)               --             --
October 31, 2002                                (1.68)               --             --
October 31, 2001                                (1.34)               --             --
October 31, 2000 (2)                             (.81)               --             --
December 31, 1999                               (1.55)               --             --
December 31, 1998                               (1.43)             (.46)            --
December 31, 1997                               (1.04)            (2.21)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.70)               --             --
October 31, 2002                                (1.77)               --             --
October 31, 2001                                (1.40)               --             --
October 31, 2000 (2)                             (.83)               --             --
December 31, 1999                               (1.68)               --             --
December 31, 1998                               (1.17)             (.46)            --
December 31, 1997                               (1.41)            (2.21)            --
-----------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
April 30, 2003 (1)                               (.28)               --             --
October 31, 2002                                 (.72)               --             --
October 31, 2001                                 (.96)               --             --
October 31, 2000 (2)                             (.73)               --             --
December 31, 1999 (8)                            (.60)               --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.34)               --             --
October 31, 2002                                 (.81)               --             --
October 31, 2001                                (1.09)               --             --
October 31, 2000 (2)                             (.79)               --             --
December 31, 1999 (7)                            (.89)               --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.36)               --             --
October 31, 2002                                 (.86)               --             --
October 31, 2001                                (1.13)               --             --
October 31, 2000 (2)                             (.81)               --             --
December 31, 1999                                (.97)               --             --
December 31, 1998                                (.99)               --             --
December 31, 1997                               (1.09)               --             --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 148  Frank Russell Investment Company Russell Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
           (.59)             28.92              11.36              20,882
          (1.51)             26.52               3.56              15,712
          (1.14)             26.97               8.41               5,718
           (.71)             25.93              17.54               3,393
          (1.46)             22.69                .19               1,771
-----------------------------------------------------------------------------
           (.68)             29.15              11.74              11,775
          (1.68)             26.72               4.27              10,661
          (1.34)             27.14               9.23              11,415
           (.81)             26.07              18.24               9,094
          (1.55)             22.76                .30               7,134
          (1.89)             24.27             (16.25)                843
          (3.25)             31.02              18.20                 388
-----------------------------------------------------------------------------
           (.70)             29.37              11.91             662,506
          (1.77)             26.89               4.55             598,133
          (1.40)             27.31               9.48             607,280
           (.83)             26.22              18.53             669,529
          (1.68)             22.86                .55             589,300
          (1.63)             24.44             (15.94)            576,326
          (3.62)             30.86              18.99             615,483
-----------------------------------------------------------------------------
           (.28)             19.07               1.94              30,812
           (.72)             18.98               3.73              16,294
           (.96)             19.01               9.77               1,709
           (.73)             18.23               4.67                 672
           (.60)             18.13               2.02                 801
-----------------------------------------------------------------------------
           (.34)             19.13               2.28              18,764
           (.81)             19.04               4.53              17,516
          (1.09)             19.02              10.54              17,685
           (.79)             18.24               5.36               9,898
           (.89)             18.08               2.53               8,693
-----------------------------------------------------------------------------
           (.36)             19.11               2.46             855,844
           (.86)             19.01               4.81             599,795
          (1.13)             18.99              10.76             401,137
           (.81)             18.22               5.64             422,884
           (.97)             18.03               3.03             447,590
           (.99)             18.46               6.09             260,539
          (1.09)             18.35               6.02             229,470
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
--------------------------------------------------------------------------------
           2.20                2.56                 4.33               31.95
           2.19                2.59                 3.74               67.70
           2.17                2.17                 4.20               44.50
           2.16                2.16                 4.06               53.30
           2.14                2.14                 5.12               42.69
--------------------------------------------------------------------------------
           1.45                1.77                 5.14               31.95
           1.46                1.82                 4.54               67.70
           1.42                1.42                 4.96               44.50
           1.41                1.41                 4.78               53.30
           1.39                1.39                 5.42               42.69
           1.47                1.47                 4.90               42.58
           1.71                1.71                 3.94               49.40
--------------------------------------------------------------------------------
           1.20                1.20                 5.36               31.95
           1.19                1.19                 4.82               67.70
           1.17                1.18                 5.19               44.50
           1.16                1.16                 5.00               53.30
           1.14                1.14                 5.41               42.69
           1.05                1.05                 4.93               42.58
           1.02                1.02                 4.57               49.40
--------------------------------------------------------------------------------
           1.54                1.65                 2.20               51.49
           1.52                1.70                 3.08              163.86
           1.52                1.66                 4.72              260.94
           1.64                1.66                 5.01               92.31
           1.72                1.72                 4.41              177.08
--------------------------------------------------------------------------------
            .79                 .94                 3.01               51.49
            .77                 .96                 4.04              163.86
            .77                 .91                 5.48              260.94
            .89                 .91                 5.77               92.31
            .97                 .97                 5.05              177.08
--------------------------------------------------------------------------------
            .54                 .67                 3.22               51.49
            .52                 .71                 4.26              163.86
            .52                 .67                 5.76              260.94
            .64                 .66                 6.00               92.31
            .74                 .74                 5.22              177.08
            .66                 .66                 5.37              129.85
            .66                 .66                 5.70              213.14
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  149

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
April 30, 2003 (1)                               24.68                .28               .57             .85
October 31, 2002                                 24.49                .72               .25             .97
October 31, 2001                                 22.71               1.06              1.81            2.87
October 31, 2000 (2)                             22.24                .99               .41            1.40
December 31, 1999 (6)                            24.00               1.03             (1.61)           (.58)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               24.74                .37               .57             .94
October 31, 2002                                 24.54                .91               .25            1.16
October 31, 2001                                 22.75               1.22              1.84            3.06
October 31, 2000 (2)                             22.23               1.13               .44            1.57
December 31, 1999                                23.92               1.30             (1.65)           (.35)
December 31, 1998                                24.06               1.32               .45            1.77
December 31, 1997                                22.98               1.22               .66            1.88
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               24.21                .39               .56             .95
October 31, 2002                                 24.03                .95               .25            1.20
October 31, 2001                                 22.31               1.29              1.75            3.04
October 31, 2000 (2)                             21.77               1.16               .41            1.57
December 31, 1999                                23.53               1.31             (1.60)           (.29)
December 31, 1998                                23.43               1.38               .47            1.85
December 31, 1997                                22.97               1.45               .56            2.01
--------------------------------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
April 30, 2003 (1)                               10.03                .13               .48             .61
October 31, 2002                                 10.20                .33(f)           (.07)(f)         .26
October 31, 2001                                  9.60                .46               .62            1.08
October 31, 2000 (2)                              9.47                .44               .09             .53
December 31, 1999 (6)                            10.14                .42              (.63)           (.21)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               10.03                .17               .48             .65
October 31, 2002                                 10.21                .40(f)           (.08)(f)         .32
October 31, 2001                                  9.61                .53               .62            1.15
October 31, 2000 (2)                              9.47                .49               .11             .60
December 31, 1999                                10.10                .56              (.66)           (.10)
December 31, 1998 (4)                            10.30                .16               .07             .23
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               10.04                .18               .48             .66
October 31, 2002                                 10.22                .42(f)           (.07)(f)         .35
October 31, 2001                                  9.61                .56               .63            1.19
October 31, 2000 (2)                              9.46                .52               .08             .60
December 31, 1999                                10.11                .57              (.65)           (.08)
December 31, 1998                                10.26                .60               .08             .68
December 31, 1997                                10.11                .60               .33             .93
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
April 30, 2003 (1)                               (.28)             (.56)            --
October 31, 2002                                 (.78)               --             --
October 31, 2001                                (1.09)               --             --
October 31, 2000 (2)                             (.93)               --             --
December 31, 1999 (6)                           (1.05)             (.13)            --
-----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.37)             (.56)            --
October 31, 2002                                 (.96)               --             --
October 31, 2001                                (1.27)               --             --
October 31, 2000 (2)                            (1.05)               --             --
December 31, 1999                               (1.21)             (.13)            --
December 31, 1998                               (1.56)             (.35)            --
December 31, 1997                                (.72)             (.08)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.40)             (.56)            --
October 31, 2002                                (1.02)               --             --
October 31, 2001                                (1.32)               --             --
October 31, 2000 (2)                            (1.03)               --             --
December 31, 1999                               (1.32)             (.13)          (.02)
December 31, 1998                               (1.40)             (.35)            --
December 31, 1997                               (1.47)             (.08)            --
-----------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
April 30, 2003 (1)                               (.13)               --             --
October 31, 2002                                 (.43)               --             --
October 31, 2001                                 (.48)               --             --
October 31, 2000 (2)                             (.40)               --             --
December 31, 1999 (6)                            (.45)             (.01)            --
-----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.17)               --             --
October 31, 2002                                 (.50)               --             --
October 31, 2001                                 (.55)               --             --
October 31, 2000 (2)                             (.46)               --             --
December 31, 1999                                (.52)             (.01)            --
December 31, 1998 (4)                            (.20)             (.23)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.18)               --             --
October 31, 2002                                 (.53)               --             --
October 31, 2001                                 (.58)               --             --
October 31, 2000 (2)                             (.45)               --             --
December 31, 1999                                (.56)             (.01)            --
December 31, 1998                                (.60)             (.23)            --
December 31, 1997                                (.61)             (.17)            --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 150  Frank Russell Investment Company Russell Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
           (.84)             24.69               3.56              31,706
           (.78)             24.68               4.11              26,915
          (1.09)             24.49              13.02              15,027
           (.93)             22.71               6.44               7,315
          (1.18)             22.24              (2.47)              4,652
-----------------------------------------------------------------------------
           (.93)             24.75               3.92              30,693
           (.96)             24.74               4.90              26,985
          (1.27)             24.54              13.87              17,763
          (1.05)             22.75               7.25               5,492
          (1.34)             22.23              (1.51)              3,639
          (1.91)             23.92               7.63               4,703
           (.80)             24.06               8.35               2,469
-----------------------------------------------------------------------------
           (.96)             24.20               4.05             910,784
          (1.02)             24.21               5.18             783,332
          (1.32)             24.03              14.11             745,020
          (1.03)             22.31               7.40             714,153
          (1.47)             21.77              (1.26)            765,674
          (1.75)             23.53               8.09             808,761
          (1.55)             23.43               9.09             687,331
-----------------------------------------------------------------------------
           (.13)             10.51               6.18              30,343
           (.43)             10.03               2.71              24,569
           (.48)             10.20              11.58              15,926
           (.40)              9.60               5.77              10,879
           (.46)              9.47              (2.10)              6,666
-----------------------------------------------------------------------------
           (.17)             10.51               6.55              13,728
           (.50)             10.03               3.36              14,017
           (.55)             10.21              12.40              12,675
           (.46)              9.61               6.46               6,182
           (.53)              9.47              (1.08)              3,248
           (.43)             10.10               1.89               2,610
-----------------------------------------------------------------------------
           (.18)             10.52               6.68             653,025
           (.53)             10.04               3.72             595,577
           (.58)             10.22              12.68             622,518
           (.45)              9.61               6.56             593,020
           (.57)              9.46               (.81)            556,703
           (.83)             10.11               6.79             547,747
           (.78)             10.26               9.50             437,312
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
--------------------------------------------------------------------------------
           1.66                1.67                 2.29               75.33
           1.66                1.66                 3.02              156.21
           1.64                1.64                 4.53              155.87
           1.62                1.63                 5.37              128.88
           1.62                1.62                 4.88              152.23
--------------------------------------------------------------------------------
            .91                 .92                 3.04               75.33
            .91                 .91                 3.78              156.21
            .89                 .89                 5.22              155.87
            .87                 .88                 6.13              128.88
            .87                 .87                 5.49              152.23
            .98                 .98                 5.42              216.88
           1.29                1.29                 5.64              172.43
--------------------------------------------------------------------------------
            .66                 .67                 3.29               75.33
            .66                 .66                 4.04              156.21
            .64                 .65                 5.60              155.87
            .62                 .63                 6.35              128.88
            .61                 .61                 5.78              152.23
            .57                 .57                 5.83              216.88
            .60                 .60                 6.35              172.43
--------------------------------------------------------------------------------
           1.93                1.94                 2.59              139.83
           1.85                1.85                 3.34(f)           252.09
           1.89                1.89                 4.63              176.44
           1.86                1.90                 5.56              105.03
           1.80                1.84                 4.80              134.11
--------------------------------------------------------------------------------
           1.18                1.18                 3.35              139.83
           1.17                1.17                 4.02(f)           252.09
           1.14                1.14                 5.33              176.44
           1.11                1.15                 6.31              105.03
           1.05                1.11                 5.54              134.11
             --(d)               --(d)                --(d)           334.86
--------------------------------------------------------------------------------
            .93                 .93                 3.60              139.83
            .92                 .92                 4.27(f)           252.09
            .89                 .89                 5.66              176.44
            .86                 .90                 6.54              105.03
            .80                 .86                 5.79              134.11
            .80                 .81                 5.76              334.86
            .80                 .83                 5.93              263.75
--------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  151

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
April 30, 2003 (1)                               21.94                .30               .21             .51
October 31, 2002                                 21.76                .60               .22             .82
October 31, 2001                                 20.83                .68               .95            1.63
October 31, 2000 (2)                             20.45                .59               .32             .91
December 31, 1999 (9)                            21.38                .45              (.84)           (.39)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               21.99                .38               .21             .59
October 31, 2002                                 21.81                .78               .18             .96
October 31, 2001                                 20.87                .84               .95            1.79
October 31, 2000 (2)                             20.47                .71               .33            1.04
December 31, 1999 (10)                           21.19                .50              (.71)           (.21)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               21.96                .40               .22             .62
October 31, 2002                                 21.79                .83               .18            1.01
October 31, 2001                                 20.84                .89               .96            1.85
October 31, 2000 (2)                             20.42                .75               .33            1.08
December 31, 1999                                21.39                .84              (.95)           (.11)
December 31, 1998                                21.19                .81               .19            1.00
December 31, 1997                                21.02                .84               .18            1.02
--------------------------------------------------------------------------------------------------------------
TAX MANAGED LARGE CAP FUND
Class C
April 30, 2003 (1)                               12.61               (.01)              .57             .56
October 31, 2002                                 15.60               (.06)            (2.93)          (2.99)
October 31, 2001                                 20.68               (.10)            (4.98)          (5.08)
October 31, 2000 (2)                             21.17               (.10)             (.39)           (.49)
December 31, 1999 (11)                           20.92                 --(e)            .35             .35
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               12.83                .03               .60             .63
October 31, 2002                                 15.78                .05             (2.95)          (2.90)
October 31, 2001 (12)                            20.10                .03             (4.25)          (4.22)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               12.87                .05               .58             .63
October 31, 2002                                 15.81                .09             (2.95)          (2.86)
October 31, 2001                                 20.87                .08             (5.04)          (4.96)
October 31, 2000 (2)                             21.17                .08              (.37)           (.29)
December 31, 1999                                18.26                .14              2.88            3.02
December 31, 1998                                13.90                .10              4.35            4.45
December 31, 1997                                10.61                .08              3.28            3.36
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
---------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
April 30, 2003 (1)                               (.30)               --             --
October 31, 2002                                 (.64)               --             --
October 31, 2001                                 (.70)               --             --
October 31, 2000 (2)                             (.53)               --             --
December 31, 1999 (9)                            (.54)               --             --
---------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.37)               --             --
October 31, 2002                                 (.78)               --             --
October 31, 2001                                 (.85)               --             --
October 31, 2000 (2)                             (.64)               --             --
December 31, 1999 (10)                           (.51)               --             --
---------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.40)               --             --
October 31, 2002                                 (.84)               --             --
October 31, 2001                                 (.90)               --             --
October 31, 2000 (2)                             (.66)               --             --
December 31, 1999                                (.86)               --             --
December 31, 1998                                (.80)               --             --
December 31, 1997                                (.85)               --             --
---------------------------------------------------------------------------------------
TAX MANAGED LARGE CAP FUND
Class C
April 30, 2003 (1)                                 --                --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
October 31, 2000 (2)                               --                --             --
December 31, 1999 (11)                           (.10)               --             --
---------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.09)               --             --
October 31, 2002                                 (.05)               --             --
October 31, 2001 (12)                            (.10)               --             --
---------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.11)               --             --
October 31, 2002                                 (.08)               --             --
October 31, 2001                                 (.10)               --             --
October 31, 2000 (2)                             (.01)               --             --
December 31, 1999                                (.11)               --             --
December 31, 1998                                (.08)             (.01)            --
December 31, 1997                                (.07)               --             --
---------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 152  Frank Russell Investment Company Russell Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
           (.30)             22.15               2.35               9,230
           (.64)             21.94               3.84               7,179
           (.70)             21.76               7.95               2,248
           (.53)             20.83               4.53                 780
           (.54)             20.45              (1.82)                474
-----------------------------------------------------------------------------
           (.37)             22.21               2.73               5,334
           (.78)             21.99               4.54               5,051
           (.85)             21.81               8.77               6,398
           (.64)             20.87               5.17               3,445
           (.51)             20.47               (.99)              2,854
-----------------------------------------------------------------------------
           (.40)             22.18               2.86             145,590
           (.84)             21.96               4.77             148,675
           (.90)             21.79               9.09             140,352
           (.66)             20.84               5.37             129,084
           (.86)             20.42               (.52)            123,960
           (.80)             21.39               4.82             128,959
           (.85)             21.19               4.92              83,076
-----------------------------------------------------------------------------
             --              13.17               4.44               8,379
             --              12.61             (19.17)              7,740
             --              15.60             (24.57)              7,611
             --              20.68              (2.30)              6,596
           (.10)             21.17               2.24                 308
-----------------------------------------------------------------------------
           (.09)             13.37               4.90               2,954
           (.05)             12.83             (18.47)              2,618
           (.10)             15.78             (21.10)              3,359
-----------------------------------------------------------------------------
           (.11)             13.39               4.95             317,658
           (.08)             12.87             (18.21)            345,335
           (.10)             15.81             (23.86)            448,557
           (.01)             20.87              (1.39)            674,460
           (.11)             21.17              16.57             566,001
           (.09)             18.26              32.08             305,452
           (.07)             13.90              31.73             109,735
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
-------------------------------------------------------------------------------
           1.56                1.56                 2.71               20.90
           1.56                1.56                 2.82               39.83
           1.53                1.53                 3.18               31.16
           1.64                1.64                 3.48               38.16
           1.57                1.57                 3.12              119.34
-------------------------------------------------------------------------------
            .81                 .81                 3.46               20.90
            .83                 .83                 3.57               39.83
            .78                 .78                 3.93               31.16
            .89                 .89                 4.08               38.16
            .82                 .82                 3.76              119.34
-------------------------------------------------------------------------------
            .56                 .56                 3.71               20.90
            .57                 .57                 3.84               39.83
            .53                 .53                 4.21               31.16
            .64                 .64                 4.32               38.16
            .57                 .57                 3.99              119.34
            .72                 .72                 3.80               74.42
            .71                 .71                 3.99               40.79
-------------------------------------------------------------------------------
           1.94                1.94                 (.22)              23.17
           1.91                1.91                 (.40)              65.39
           1.88                1.88                 (.56)              52.57
           1.86                1.86                 (.58)              43.48
           1.57                1.57                 (.28)              48.35
-------------------------------------------------------------------------------
           1.19                1.19                  .53               23.17
           1.16                1.16                  .36               65.39
           1.15                1.15                  .16               52.57
-------------------------------------------------------------------------------
            .95                 .95                  .78               23.17
            .91                 .91                  .58               65.39
            .88                 .88                  .45               52.57
            .86                 .86                  .46               43.48
            .85                 .85                  .71               48.35
            .99                 .99                  .61               50.59
           1.00                1.08                  .92               39.23
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  153

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
TAX MANAGED MID & SMALL CAP FUND
Class C
April 30, 2003 (1)                                7.12               (.03)              .36             .33
October 31, 2002                                  7.88               (.09)             (.67)           (.76)
October 31, 2001                                 11.07                .12             (3.31)          (3.19)
October 31, 2000 (2)                             10.71               (.10)              .47             .37
December 31, 1999 (11)                           10.00                 --(e)            .71             .71
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                7.28               (.01)              .37             .36
October 31, 2002                                  8.00               (.03)             (.69)           (.72)
October 31, 2001 (12)                            10.00               (.01)            (1.99)          (2.00)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                7.31                 --(e)            .37             .37
October 31, 2002                                  8.02               (.01)             (.69)           (.70)
October 31, 2001                                 11.15                .01             (3.14)          (3.13)
October 31, 2000 (2)                             10.73                 --(e)            .43             .43
December 31, 1999                                10.00                .01               .72             .73
--------------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2003 (1)                                5.23               (.04)              .30             .26
October 31, 2002                                  6.65               (.10)            (1.32)          (1.42)
October 31, 2001 (13)                            10.00               (.08)            (3.27)          (3.35)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                5.31               (.02)              .31             .29
October 31, 2002                                  6.68               (.04)            (1.33)          (1.37)
October 31, 2001 (13)                            10.00               (.02)            (3.30)          (3.32)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                                5.35               (.01)              .31             .30
October 31, 2002                                  6.71               (.02)            (1.34)          (1.36)
October 31, 2001 (13)                            10.00                 --(e)          (3.29)          (3.29)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                5.34               (.01)              .30             .29
October 31, 2002                                  6.71               (.02)            (1.35)          (1.37)
October 31, 2001 (13)                            10.00                 --(e)          (3.29)          (3.29)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
TAX MANAGED MID & SMALL CAP FUND
Class C
April 30, 2003 (1)                                 --                --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
October 31, 2000 (2)                             (.01)               --             --
December 31, 1999 (11)                             --                --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                 --                --             --
October 31, 2002                                   --                --             --
October 31, 2001 (12)                              --                --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                 --                --             --
October 31, 2002                                 (.01)               --             --
October 31, 2001                                   --                --             --
October 31, 2000 (2)                             (.01)               --             --
December 31, 1999                                  --                --             --
----------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2003 (1)                                 --                --             --
October 31, 2002                                   --                --             --
October 31, 2001 (13)                              --                --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                 --                --             --
October 31, 2002                                   --                --             --
October 31, 2001 (13)                              --                --             --
----------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                                 --                --             --
October 31, 2002                                   --                --             --
October 31, 2001 (13)                              --                --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                 --                --             --
October 31, 2002                                   --                --             --
October 31, 2001 (13)                              --                --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 154  Frank Russell Investment Company Russell Funds

                                     $                                     $
                  $           NET ASSET VALUE,          %              NET ASSETS
                TOTAL              END OF             TOTAL          END OF PERIOD
            DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
------------------------------------------------------------------------------------
                    --               7.45               4.64               3,767
                    --               7.12              (9.65)              3,450
                    --               7.88             (28.88)              2,688
                  (.01)             11.07               3.52               2,414
                    --              10.71               7.10                 222
------------------------------------------------------------------------------------
                    --               7.64               4.95               1,037
                    --               7.28              (9.00)                885
                    --               8.00             (20.00)                837
------------------------------------------------------------------------------------
                    --               7.68               5.06              86,306
                  (.01)              7.31              (8.77)             82,523
                    --               8.02             (28.14)             90,095
                  (.01)             11.15               4.08             105,630
                    --              10.73               7.30              29,053
------------------------------------------------------------------------------------
                    --               5.49               4.97               1,574
                    --               5.23             (21.35)              1,341
                    --               6.65             (33.50)              1,017
------------------------------------------------------------------------------------
                    --               5.60               5.46               3,005
                    --               5.31             (20.51)              2,814
                    --               6.68             (33.20)              2,714
------------------------------------------------------------------------------------
                    --               5.65               5.61              22,692
                    --               5.35             (20.27)             18,150
                    --               6.71             (32.90)             21,044
------------------------------------------------------------------------------------
                    --               5.63               5.43              26,595
                    --               5.34             (20.42)             24,389
                    --               6.71             (32.90)             24,072
------------------------------------------------------------------------------------

                    %                   %                   %
            RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
               TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
               NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
                 NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
--------------------------------------------------------------------------------------
                  2.25                2.54                 (.98)              29.96
                  2.25                2.53                (1.12)              89.13
                  2.25                2.54                 (.93)             105.31
                  2.25                2.77                (1.05)              71.20
                  2.18                8.78                  .73                3.33
--------------------------------------------------------------------------------------
                  1.50                1.78                 (.23)              29.96
                  1.50                1.78                 (.37)              89.13
                  1.50                1.84                 (.16)             105.31
--------------------------------------------------------------------------------------
                  1.25                1.54                  .02               29.96
                  1.25                1.53                 (.13)              89.13
                  1.25                1.54                  .07              105.31
                  1.25                1.85                 (.04)              71.20
                  1.25                7.95                 1.92                3.33
--------------------------------------------------------------------------------------
                  2.17                2.86                (1.58)              88.25
                  2.11                2.82                (1.53)             212.37
                  2.17                2.97                (1.32)             169.36
--------------------------------------------------------------------------------------
                  1.25                1.89                 (.65)              88.25
                  1.16                1.87                 (.58)             212.37
                  1.29                2.05                 (.45)             169.36
--------------------------------------------------------------------------------------
                   .91                1.65                 (.31)              88.25
                   .89                1.65                 (.31)             212.37
                   .89                1.75                 (.03)             169.36
--------------------------------------------------------------------------------------
                  1.02                1.66                 (.42)              88.25
                   .97                1.68                 (.39)             212.37
                   .94                1.74                 (.09)             169.36
--------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  155

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2003 (1)                                7.41                 --(e)            .21             .21
October 31, 2002                                  8.51               (.02)            (1.07)          (1.09)
October 31, 2001 (13)                            10.00                 --(e)          (1.48)          (1.48)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                7.46                .03               .21             .24
October 31, 2002                                  8.53                .06             (1.07)          (1.01)
October 31, 2001 (13)                            10.00                .05             (1.48)          (1.43)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                                7.46                .04               .21             .25
October 31, 2002                                  8.54                .08             (1.07)           (.99)
October 31, 2001 (13)                            10.00                .09             (1.48)          (1.39)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                7.45                .04               .21             .25
October 31, 2002                                  8.53                .07             (1.07)          (1.00)
October 31, 2001 (13)                            10.00                .08             (1.48)          (1.40)

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2003 (1)                               (.01)               --             --
October 31, 2002                                 (.01)               --             --
October 31, 2001 (13)                            (.01)               --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               (.03)               --             --
October 31, 2002                                 (.06)               --             --
October 31, 2001 (13)                            (.04)               --             --
----------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                               (.04)               --             --
October 31, 2002                                 (.09)               --             --
October 31, 2001 (13)                            (.07)               --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               (.04)               --             --
October 31, 2002                                 (.08)               --             --
October 31, 2001 (13)                            (.07)               --             --

See accompanying notes which are an integral part of the financial statements.

 156  Frank Russell Investment Company Russell Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
           (.01)              7.61               2.81               2,350
           (.01)              7.41             (12.82)              2,061
           (.01)              8.51             (14.76)              1,844
-----------------------------------------------------------------------------
           (.03)              7.67               3.20               3,518
           (.06)              7.46             (11.86)              3,314
           (.04)              8.53             (14.33)              3,155
-----------------------------------------------------------------------------
           (.04)              7.67               3.34              26,896
           (.09)              7.46             (11.72)             35,169
           (.07)              8.54             (13.92)             28,983
-----------------------------------------------------------------------------
           (.04)              7.66               3.31              31,789
           (.08)              7.45             (11.78)             31,806
           (.07)              8.53             (14.04)             31,288

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
-------------------------------------------------------------------------------
           2.08                2.43                 (.10)              52.28
           2.00                2.40                 (.27)              92.95
           2.00                2.64                   --               71.75
-------------------------------------------------------------------------------
           1.17                1.53                  .81               52.28
           1.04                1.43                  .70               92.95
           1.25                1.85                  .76               71.75
-------------------------------------------------------------------------------
            .84                1.24                 1.15               52.28
            .79                1.22                  .95               92.95
            .79                1.48                 1.25               71.75
-------------------------------------------------------------------------------
            .96                1.31                 1.03               52.28
            .87                1.27                  .86               92.95
            .86                1.50                 1.18               71.75

  See accompanying notes which are an integral part of the financial statements.

                             Frank Russell Investment Company Russell Funds  157

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
RUSSELL FUNDS

(1)   For the six months ended April 30, 2003 (Unaudited).
(2)   For the ten months ended October 31, 2000.
(3)   For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(4)   For the period September 11, 1998 (commencement of sale) to December 31,
      1998.
(5)   For the period September 22, 1998 (commencement of sale) to December 31,
      1998.
(6)   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(7)   For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(8)   For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(9)   For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(10)  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(11) For the period December 1, 1999 (commencement of operations) to December 31, 1999.
(12)  For the period December 6, 2000 (commencement of sale) to October 31,
      2001.
(13) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) The ratio for the period ended December 31, 1998 is not meaningful due to the Class's short period of operation.
(e)   Less than $.01 per share.
(f) Per "Revised AICPA Audit and Accounting Guide", the Funds adopted certain accounting principles that created a reclass between net investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial Highlights table have been increased (decreased) as follows:

                                                                                                     RATIO OF NET
                                                                                 NET REALIZED      INVESTMENT INCOME
                                                            NET INVESTMENT      AND UNREALIZED        TO AVERAGE
                                                             INCOME (LOSS)        GAIN (LOSS)         NET ASSETS
                                                                   $                   $                   %
--------------------------------------------------------------------------------------------------------------------
Multistrategy Bond Fund                                                 (.02)                .02                (.23)

See accompanying notes which are an integral part of the financial statements.

 158  Frank Russell Investment Company Russell Funds

RUSSELL FUNDS

NOTES TO STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:
(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(o)   Forward commitment.
(p)   Perpetual floating rate security.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ffl) In default.
(#) All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    GBP - British pound sterling            PHP - Philippine peso
   AUD - Australian dollar                 HKD - Hong Kong dollar                  PLN - Polish zloty
   BRL - Brazilian real                    HUF - Hungarian forint                  RUB - Russian ruble
   CAD - Canadian dollar                   IDR - Indonesian rupiah                 SEK - Swedish krona
   CHF - Swiss franc                       ILS - Israeli shekel                    SGD - Singapore dollar
   CLP - Chilean peso                      INR - Indian rupee                      SKK - Slovakian koruna
   CNY - Chinese renminbi yuan             ITL - Italian lira                      THB - Thai baht
   COP - Colombian peso                    JPY - Japanese yen                      TRL - Turkish lira
   CRC - Costa Rica colon                  KES - Kenyan schilling                  USD - United States dollar
   CZK - Czech koruna                      KRW - South Korean won                  VEB - Venezuelan bolivar
   DKK - Danish krone                      MXN - Mexican peso                      VND - Vietnam dong
   EGP - Egyptian pound                    MYR - Malaysian ringgit                 ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol

                                           Notes to Statement of Net Assets  159

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 32 different investment portfolios, referred to as "Funds." These financial statements report on fifteen Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted for using the interest method.

   Federal income taxes

   As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid

 160  Notes to Financial Statements

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds offer the following classes of shares: Class C, Class E, Class I and Class S. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in

                                              Notes to Financial Statements  161

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Term Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2003 are presented on the Statement of Net Assets for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract

 162  Notes to Financial Statements

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value, International Securities, Diversified Bond, Multistrategy Bond and Short Term Bond Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2003, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                              PURCHASES             SALES
---------------------------------------------------------------
Diversified Equity        $     662,737,605   $     583,893,867
Special Growth                  262,556,956         252,085,626
Equity Income                    25,267,037          32,922,616
Quantitative Equity             552,089,588         466,603,549
International Securities        309,272,720         263,205,277
Emerging Markets                112,255,478         110,633,605
Real Estate Securities          207,344,350         199,319,481
Short-Term Bond                 275,151,077         166,730,643

---------------------------------------------------------------
                              PURCHASES             SALES
Diversified Bond          $     270,561,548   $     242,100,664
Multistrategy Bond              448,986,036         456,403,658
Tax Exempt Bond                  32,593,232          34,980,204
Tax-Managed Large Cap            74,483,510         115,290,225
Tax-Managed Mid & Small
  Cap                            24,158,228          24,987,613
Select Growth                    45,528,587          40,265,017
Select Value                     34,079,699          42,870,110

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                               PURCHASES               SALES
   --------------------------------------------------------------------------------
   Short-Term Bond                        $       251,326,941   $       149,873,421
   Diversified Bond                               484,385,802           450,310,823
   Multistrategy Bond                             440,860,612           441,156,030

                                              Notes to Financial Statements  163

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Written Options Contracts

   Fund transactions in written options contracts for the period ended April 30, 2003 were as follows:

                                                      DIVERSIFIED BOND                             MULTISTRATEGY BOND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2002                           --    $                --                    398    $           604,594
   Opened                                                152                 92,574                     --                     --
   Closed                                                 --                     --                   (130)              (107,383)
   Expired                                                --                     --                   (153)              (102,265)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2003                            152    $            92,574                    115    $           394,946
                                         ===================    ===================    ===================    ===================

                                                      EMERGING MARKETS                          INTERNATIONAL SECURITIES
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2002                          415    $           534,517                    157    $         2,986,896
   Opened                                                879              1,426,880                    788             19,630,186
   Closed                                               (952)            (1,312,961)                  (811)           (21,726,173)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2003                            342    $           648,436                    134    $           890,909
                                         ===================    ===================    ===================    ===================

                                                          SHORT TERM BOND
                                                  NUMBER OF              PREMIUMS
                                                  CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------
   Outstanding October 31, 2002                               --    $                --
   Opened                                                      3                 54,099
   Closed                                                     --                     --
   Expired                                                    --                     --
                                             -------------------    -------------------
   Outstanding April 30, 2003                                  3    $            54,099
                                             ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to

 164  Notes to Financial Statements

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   borrowers which are deemed to be of good financial standing. As of April 30, 2003, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                               VALUE OF            VALUE OF
                          SECURITIES ON LOAN      COLLATERAL
----------------------------------------------------------------
Diversified Equity        $      75,496,887    $      77,945,660
Special Growth                   82,745,627           85,175,242
Equity Income                            --                   --
Quantitative Equity              99,314,540          102,401,039
Real Estate Securities           40,388,020           41,524,858
Diversified Bond                110,670,481          113,698,677
Multistrategy Bond               38,518,262           39,218,250

----------------------------------------------------------------
                               VALUE OF            VALUE OF
                          SECURITIES ON LOAN      COLLATERAL
Tax-Managed Large Cap     $      28,572,206    $      29,545,195
Tax-Managed Mid & Small
  Cap                               165,436              169,700
Select Growth                       351,803              379,930
Select Value                          5,408                5,408
International Securities         29,815,425           32,093,454

   As of April 30, 2003, the cash collateral received for the securities on loan are invested as follows:

                                                DEUTSCHE BANK
                          FRIC MONEY MARKET     IDA FUND (1)
---------------------------------------------------------------
Diversified Equity        $      24,923,088   $      52,182,862
Special Growth                   27,234,750          57,022,919
Equity Income                            --                  --
Quantitative Equity              32,742,684          68,555,189
Real Estate Securities           13,277,556          27,799,962
Diversified Bond                 36,355,104          76,118,715
International Securities         10,261,866          21,485,843

---------------------------------------------------------------
                                                DEUTSCHE BANK
                          FRIC MONEY MARKET     IDA FUND (1)
Multistrategy Bond        $      12,540,018   $      26,255,737
Tax-Managed Large Cap             9,447,063          19,779,844
Tax-Managed Mid & Small
  Cap                                54,261             113,609
Select Growth                       121,482             254,354
Select Value                          1,728               3,618

   (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

   As of April 30, 2003, the value of the non-cash collateral received for the securities on loan in the Diversified Equity Fund, Quantitative Equity Fund, Real Estate Securities Fund and Tax-Managed Large Cap Fund is $1,750,910, $1,879,472, $3,359,785 and $588,924, respectively. The non-cash collateral consists of irrevocable letters of credit.

4. RELATED PARTIES
   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of April 30, 2003, $950,128,217 of the Money Market Fund's net assets represents investments by these Funds and $387,092,768 represents the investments of other affiliated Funds not presented herein.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $29,674,287 and $2,001,565, respectively, for the period ended April 30, 2003.

                                         ANNUAL RATE
                                  ADVISOR       ADMINISTRATOR
--------------------------------------------------------------
Diversified Equity                  0.73%            0.05%
Special Growth                      0.90             0.05
Equity Income                       0.75             0.05
Quantitative Equity                 0.73             0.05
International Securities            0.90             0.05
Emerging Markets                    1.15             0.05
Real Estate Securities              0.80             0.05
Short Term Bond                     0.45             0.05

--------------------------------------------------------------
                                         ANNUAL RATE
                                  ADVISOR       ADMINISTRATOR
Diversified Bond                    0.40%            0.05%
Multistrategy Bond                  0.60             0.05
Tax Exempt Bond                     0.30             0.05
Tax-Managed Large Cap               0.70             0.05
Tax-Managed Mid & Small Cap         0.98             0.05
Select Growth                       0.80             0.05
Select Value                        0.70             0.05

                                              Notes to Financial Statements  165

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   The Advisor has contractually agreed to waive up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Mid & Small Cap Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 1.20% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2003 was $122,840. There were no reimbursements for the period ended April 30, 2003.

   The Advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2003 was $472,588. There were no reimbursements for the period ended April 30, 2003.

   For the Select Growth Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2003 was $156,084. There were no reimbursements for the period ended April 30, 2003.

   For the Select Value Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2003 was $124,211. There were no reimbursements for the period ended April 30, 2003.

   Special Service Charge

   In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the period ended April 30, 2003, the special servicing expense charged to the Underlying Funds amounted to:

                                      AMOUNT
        UNDERLYING FUNDS               PAID
------------------------------------------------
Diversified Equity                $      326,271
Special Growth                           117,933
Quantitative Equity                      337,211
International Securities                 286,504
Emerging Markets                          68,595
Real Estate Securities                    91,388

                                      AMOUNT
        UNDERLYING FUNDS               PAID
------------------------------------------------
Short Term Bond                   $      194,489
Diversified Bond                         254,573
Multistrategy Bond                       182,360
Tax-Managed Large Cap                     45,087
Tax-Managed Mid & Small Cap               13,526

 166  Notes to Financial Statements

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended April 30, 2003 the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                      AMOUNT
              FUND                     PAID
------------------------------------------------
Diversified Equity                $          662
Special Growth                               309
Quantitative Equity                          371
International Securities                     697
Emerging Markets                           1,288
Real Estate Securities                       261
Short Term Bond                            2,819

                                      AMOUNT
              FUND                     PAID
------------------------------------------------
Diversified Bond                  $        7,553
Multistrategy Bond                         4,917
Tax-Managed Large Cap                        174
Tax-Managed Mid & Small Cap                  146
Select Growth                                 35
Select Value                                  21

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended April 30, 2003 were $123,575.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended April 30, 2003 were $5,916,787.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waiver for the period ended April 30, 2003 were as follows:

                                               TA FEE
                   FUND                    WAIVER AMOUNT
   -------------------------------------------------------
   Real Estate Securities                 $         53,111
   Select Growth                                     9,613
   Select Value                                      7,855

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

                                              Notes to Financial Statements  167

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2003 were as follows:

             FUNDS                    AMOUNT
------------------------------------------------
Diversified Equity                $       24,366
Special Growth                            16,205
Equity Income                              2,279
Quantitative Equity                        4,239
International Securities                  37,396
Emerging Markets                          27,436

             FUNDS                    AMOUNT
------------------------------------------------
Real Estate Securities            $       13,196
Tax-Managed Large Cap                      3,525
Tax-Managed Small Cap                      2,544
Select Growth                              5,591
Select Value                               7,830

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.
5. FEDERAL INCOME TAXES

   At October 31, 2002, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                              10/31/03           10/31/04           10/31/05           10/31/06
   ----------------------------------------------------------------------------------------------------------------
   Diversified Equity                     $             --   $             --   $             --   $             --
   Special Growth                                       --                 --                 --                 --
   Equity Income                                        --                 --                 --                 --
   Quantitative Equity                                  --                 --                 --                 --
   International Securities                             --                 --                 --                 --
   Emerging Markets                              2,887,175            348,806                 --         56,335,865
   Real Estate Securities                               --                 --                 --                 --
   Short Term Bond                               2,834,049          1,947,924            574,853             51,911
   Diversified Bond                                     --                 --                 --                 --
   Multistrategy Bond                                   --                 --                 --                 --
   Tax Exempt Bond                                      --                 --                 --                 --
   Tax-Managed Large Cap                                --                 --                 --            655,350
   Tax-Managed Mid & Small Cap                          --                 --                 --                 --
   Select Growth                                        --                 --                 --                 --
   Select Value                                         --                 --                 --                 --

 168  Notes to Financial Statements

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES (CONTINUED)

                                              10/31/07           10/31/08           10/31/09           10/31/10
   ----------------------------------------------------------------------------------------------------------------
   Diversified Equity                     $             --   $             --   $    172,665,373   $    144,000,795
   Special Growth                                       --                 --         13,896,410         18,929,218
   Equity Income                                        --         11,599,781            451,724          2,518,343
   Quantitative Equity                                  --                 --        111,873,333        121,223,058
   International Securities                             --                 --        130,311,494        113,712,063
   Emerging Markets                             30,325,300          6,163,374         62,678,057         23,661,306
   Real Estate Securities                               --                 --                 --                 --
   Short Term Bond                               3,481,990          2,691,693                 --                 --
   Diversified Bond                                     --                 --                 --                 --
   Multistrategy Bond                                   --          2,274,068                 --                 --
   Tax Exempt Bond                                 235,788          1,845,627                 --                 --
   Tax-Managed Large Cap                           716,803         15,494,001         40,037,533         59,069,223
   Tax-Managed Mid & Small Cap                          --          6,468,428         17,757,128         14,180,832
   Select Growth                                        --                 --         15,155,988         15,387,117
   Select Value                                         --                 --          4,530,474         10,676,285

                                               TOTALS
   -------------------------------------
   Diversified Equity                     $    316,666,168
   Special Growth                               32,825,628
   Equity Income                                14,569,848
   Quantitative Equity                         233,096,391
   International Securities                    244,023,557
   Emerging Markets                            182,399,883
   Real Estate Securities                               --
   Short Term Bond                              11,582,420
   Diversified Bond                                     --
   Multistrategy Bond                            2,274,068
   Tax Exempt Bond                               2,081,415
   Tax-Managed Large Cap                       115,972,910
   Tax-Managed Mid & Small Cap                  38,406,388
   Select Growth                                30,543,105
   Select Value                                 15,206,759

   At April 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                   QUANTITATIVE    INTERNATIONAL
                                           DIVERSIFIED EQUITY   SPECIAL GROWTH   EQUITY INCOME        EQUITY         SECURITIES
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                       $1,034,557,876     $  536,677,845   $   76,426,576   $1,130,412,394   $  920,297,778
   Unrealized Appreciation                      161,409,181         86,668,157        7,987,076      191,602,880          479,702
   Unrealized Depreciation                      (32,097,496)       (32,993,181)      (6,154,771)     (48,568,214)        (418,562)
                                             --------------     --------------   --------------   --------------   --------------
   Net Unrealized Appreciation
     (Depreciation)                          $  129,311,685     $   53,674,976   $    1,832,305   $  143,034,666   $       61,140
                                             ==============     ==============   ==============   ==============   ==============

                                               EMERGING       REAL ESTATE                                          MULTISTRATEGY
                                               MARKETS         SECURITIES     SHORT TERM BOND   DIVERSIFIED BOND        BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                      $  277,431,223   $  568,813,502   $  911,423,292     $1,163,420,696    $  884,801,795
   Unrealized Appreciation                      64,474,179      128,397,117       15,119,310         17,756,155        18,398,823
   Unrealized Depreciation                     (36,777,265)      (2,180,200)        (442,806)        (1,060,466)       (2,811,258)
                                            --------------   --------------   --------------     --------------    --------------
   Net Unrealized Appreciation
     (Depreciation)                         $   27,696,914   $  126,216,917   $   14,676,504     $   16,695,689    $   15,587,565
                                            ==============   ==============   ==============     ==============    ==============

                                                                TAX-MANAGED       TAX-MANAGED
                                             TAX EXEMPT BOND     LARGE CAP      MID & SMALL CAP   SELECT GROWTH     SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                       $  151,016,881    $  302,997,459   $   88,304,242    $   50,947,197   $   64,693,059
   Unrealized Appreciation                        8,611,760        44,095,834       13,646,965         5,225,863          194,144
   Unrealized Depreciation                          (99,370)      (17,955,992)     (10,799,706)       (2,175,359)        (161,878)
                                             --------------    --------------   --------------    --------------   --------------
   Net Unrealized Appreciation
     (Depreciation)                          $    8,512,390    $   26,139,842   $    2,847,259    $    3,050,504   $       32,266
                                             ==============    ==============   ==============    ==============   ==============

                                              Notes to Financial Statements  169

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS

   Share transactions for the period ended April 30, 2003 and year ended October 31, 2002 were as follows:

                                                                 SHARES                               DOLLARS (000)
   DIVERSIFIED EQUITY                                   2003                2002                2003                2002
      Class C
      Proceeds from shares sold                             398,886             733,487   $          12,016   $          25,048
      Proceeds from reinvestment of
         distributions                                           41                  --                   1                  --
      Payments for shares redeemed                         (147,613)           (188,379)             (4,387)             (6,322)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               251,314             545,108               7,630              18,726
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             141,178             365,793               4,319              12,768
      Proceeds from reinvestment of
         distributions                                        1,380               1,987                  43                  65
      Payments for shares redeemed                          (82,114)           (255,938)             (2,489)             (9,365)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                60,444             111,842               1,873               3,468
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           7,209,276          10,044,480             222,132             359,678
      Proceeds from reinvestment of
         distributions                                       51,996             111,441               1,606               3,802
      Payments for shares redeemed                       (4,335,432)         (9,675,749)           (132,872)           (342,664)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             2,925,840             480,172              90,866              20,816
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                           3,237,598           1,137,122   $         100,369   $          43,010
                                                  =================   =================   =================   =================

   SPECIAL GROWTH
      Class C
      Proceeds from shares sold                             152,977             327,471   $           5,169   $          12,614
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                          (62,258)            (84,651)             (2,085)             (3,275)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                90,719             242,820               3,084               9,339
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              50,551             173,598               1,750               6,838
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                          (35,548)           (122,593)             (1,230)             (5,032)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                15,003              51,005                 520               1,806
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           2,462,467           4,650,655              87,774             190,277
      Proceeds from reinvestment of
         distributions                                           --                 638                  --                  28
      Payments for shares redeemed                       (2,651,303)         (5,502,795)            (94,888)           (227,815)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (188,836)           (851,502)             (7,114)            (37,510)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             (83,114)           (557,677)  $          (3,510)  $         (26,365)
                                                  =================   =================   =================   =================

 170  Notes to Financial Statements

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   EQUITY INCOME                                        2003                2002                2003                2002
      Class C
      Proceeds from shares sold                              54,842              86,583   $           1,425   $           2,655
      Proceeds from reinvestment of
         distributions                                           80                 100                   2                   2
      Payments for shares redeemed                          (19,527)            (16,367)               (500)               (494)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                35,395              70,316                 927               2,163
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              15,127              22,994                 403                 710
      Proceeds from reinvestment of
         distributions                                          111                 234                   3                   7
      Payments for shares redeemed                           (6,141)            (10,327)               (159)               (283)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,097              12,901                 247                 434
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                             361,577             739,870               9,551              23,100
      Proceeds from reinvestment of
         distributions                                        8,113              23,614                 214                 687
      Payments for shares redeemed                         (674,598)         (1,204,745)            (17,576)            (37,165)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (304,908)           (441,261)             (7,811)            (13,378)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                            (260,416)           (358,044)  $          (6,637)  $         (10,781)
                                                  =================   =================   =================   =================

   QUANTITATIVE EQUITY
      Class C
      Proceeds from shares sold                             443,304             857,556   $          11,706   $          25,737
      Proceeds from reinvestment of
         distributions                                          369                  --                  10                  --
      Payments for shares redeemed                         (178,698)           (215,573)             (4,675)             (6,311)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               264,975             641,983               7,041              19,426
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             206,006             464,652               5,507              14,135
      Proceeds from reinvestment of
         distributions                                        1,997               3,502                  54                 106
      Payments for shares redeemed                          (84,387)           (249,598)             (2,236)             (7,871)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               123,616             218,556               3,325               6,370
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           8,959,980          14,318,143             241,500             446,066
      Proceeds from reinvestment of
         distributions                                       79,422             178,061               2,150               5,494
      Payments for shares redeemed                       (6,170,262)        (11,937,553)           (165,919)           (371,353)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             2,869,140           2,558,651              77,731              80,207
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                           3,257,731           3,419,190   $          88,097   $         106,003
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  171

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   INTERNATIONAL SECURITIES                             2003                2002                2003                2002
      Class C
      Proceeds from shares sold                             333,299             395,737   $          12,545   $          17,216
      Proceeds from reinvestment of
         distributions                                        3,184                  --                 121                  --
      Payments for shares redeemed                         (183,378)           (108,115)             (6,874)             (4,633)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               153,105             287,622               5,792              12,583
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             147,013             203,293               5,599               9,160
      Proceeds from reinvestment of
         distributions                                        4,454                  --                 174                  --
      Payments for shares redeemed                          (91,491)           (128,838)             (3,515)             (5,907)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                59,976              74,455               2,258               3,253
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           5,531,473           7,776,329             214,356             350,497
      Proceeds from reinvestment of
         distributions                                      146,935                  --               5,776                  --
      Payments for shares redeemed                       (3,123,548)         (6,169,432)           (121,862)           (280,875)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             2,554,860           1,606,897              98,270              69,622
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                           2,767,941           1,968,974   $         106,320   $          85,458
                                                  =================   =================   =================   =================

   EMERGING MARKETS
      Class C
      Proceeds from shares sold                             859,165             518,161   $           6,372   $           4,232
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                         (691,061)           (143,749)             (5,172)             (1,106)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               168,104             374,412               1,200               3,126
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             400,925             561,418               3,066               4,516
      Proceeds from reinvestment of
         distributions                                        1,253                  --                  10                  --
      Payments for shares redeemed                         (358,717)           (678,775)             (2,761)             (5,731)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                43,461            (117,357)                315              (1,215)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           7,912,770          12,590,340              60,061             105,456
      Proceeds from reinvestment of
         distributions                                      111,995              61,763                 885                 495
      Payments for shares redeemed                       (6,553,436)        (16,003,464)            (50,033)           (133,839)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             1,471,329          (3,351,361)             10,913             (27,888)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                           1,682,894          (3,094,306)  $          12,428   $         (25,977)
                                                  =================   =================   =================   =================

 172  Notes to Financial Statements

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   REAL ESTATE SECURITIES                               2003                2002                2003                2002
      Class C
      Proceeds from shares sold                             192,946             448,509   $           5,371   $          12,958
      Proceeds from reinvestment of
         distributions                                       13,154              18,264                 370                 526
      Payments for shares redeemed                          (76,466)            (86,309)             (2,119)             (2,477)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               129,634             380,464               3,622              11,007
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              59,970             166,463               1,677               4,841
      Proceeds from reinvestment of
         distributions                                        9,565              21,987                 272                 639
      Payments for shares redeemed                          (64,656)           (210,089)             (1,801)             (6,140)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 4,879             (21,639)                148                (660)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           3,981,726           7,571,337             112,674             222,014
      Proceeds from reinvestment of
         distributions                                      384,076           1,017,408              10,949              29,793
      Payments for shares redeemed                       (4,050,591)         (8,581,654)           (113,558)           (252,176)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               315,211               7,091              10,065                (369)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             449,724             365,916   $          13,835   $           9,978
                                                  =================   =================   =================   =================

   SHORT TERM BOND
      Class C
      Proceeds from shares sold                           1,044,554             891,450   $          19,900   $          16,803
      Proceeds from reinvestment of
         distributions                                       15,624              13,764                 296                 259
      Payments for shares redeemed                         (303,174)           (136,826)             (5,768)             (2,578)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               757,004             768,388              14,428              14,484
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             380,721             615,275               7,270              11,601
      Proceeds from reinvestment of
         distributions                                       15,121              34,940                 287                 655
      Payments for shares redeemed                         (335,120)           (659,961)             (6,396)            (12,475)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                60,722              (9,746)              1,161                (219)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                          19,543,069          21,888,883             372,378             412,350
      Proceeds from reinvestment of
         distributions                                      422,126             853,287               7,998              15,967
      Payments for shares redeemed                       (6,722,879)        (12,307,894)           (128,134)           (231,654)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                            13,242,316          10,434,276             252,242             196,663
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                          14,060,042          11,192,918   $         267,831   $         210,928
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  173

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   DIVERSIFIED BOND                                     2003                2002                2003                2002
      Class C
      Proceeds from shares sold                             342,929             669,139   $           8,387   $          16,148
      Proceeds from reinvestment of
         distributions                                       36,869              21,981                 892                 529
      Payments for shares redeemed                         (185,854)           (214,340)             (4,541)             (5,163)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               193,944             476,780               4,738              11,514
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             424,382             679,409              10,396              16,450
      Proceeds from reinvestment of
         distributions                                       42,734              33,190               1,036                 800
      Payments for shares redeemed                         (317,711)           (345,836)             (7,784)             (8,363)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               149,405             366,763               3,648               8,887
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           9,732,886          11,082,865             232,906             261,165
      Proceeds from reinvestment of
         distributions                                      742,361             717,581              17,590              16,908
      Payments for shares redeemed                       (5,191,027)        (10,444,798)           (124,373)           (246,385)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             5,284,220           1,355,648             126,123              31,688
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                           5,627,569           2,199,191   $         134,509   $          52,089
                                                  =================   =================   =================   =================

   MULTISTRATEGY BOND
      Class C
      Proceeds from shares sold                             753,333           1,252,849   $           7,733   $          12,415
      Proceeds from reinvestment of
         distributions                                       32,366              74,835                 328                 740
      Payments for shares redeemed                         (349,793)           (438,388)             (3,589)             (4,355)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               435,906             889,296               4,472               8,800
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             151,657             610,574               1,556               6,043
      Proceeds from reinvestment of
         distributions                                       23,310              67,221                 237                 665
      Payments for shares redeemed                         (266,468)           (521,954)             (2,743)             (5,204)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               (91,501)            155,841                (950)              1,504
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                          11,741,060          16,473,990             120,322             162,935
      Proceeds from reinvestment of
         distributions                                      621,383           2,092,363               6,310              20,701
      Payments for shares redeemed                       (9,632,739)        (20,173,027)            (98,985)           (200,248)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             2,729,704          (1,606,674)             27,647             (16,612)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                           3,074,109            (561,537)  $          31,169   $          (6,308)
                                                  =================   =================   =================   =================

 174  Notes to Financial Statements

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   TAX EXEMPT BOND                                      2003                2002                2003                2002
      Class C
      Proceeds from shares sold                             128,916             252,642   $           2,835   $           5,499
      Proceeds from reinvestment of
         distributions                                        4,495               4,060                  99                  88
      Payments for shares redeemed                          (43,909)            (32,832)               (965)               (713)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                89,502             223,870               1,969               4,874
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              39,752             124,894                 875               2,699
      Proceeds from reinvestment of
         distributions                                        4,083               8,117                  90                 176
      Payments for shares redeemed                          (33,350)           (196,637)               (740)             (4,273)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                10,485             (63,626)                225              (1,398)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                             904,032           3,345,044              19,903              72,303
      Proceeds from reinvestment of
         distributions                                      108,945             241,094               2,385               5,206
      Payments for shares redeemed                       (1,218,318)         (3,258,951)            (26,819)            (70,460)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (205,341)            327,187              (4,531)              7,049
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                            (105,354)            487,431   $          (2,337)  $          10,525
                                                  =================   =================   =================   =================

   TAX-MANAGED LARGE CAP
      Class C
      Proceeds from shares sold                              87,459             299,015   $           1,103   $           4,483
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                          (65,199)           (173,090)               (811)             (2,596)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                22,260             125,925                 292               1,887
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              34,476             121,476                 437               1,796
      Proceeds from reinvestment of
         distributions                                        1,393                 500                  18                   9
      Payments for shares redeemed                          (18,954)           (130,823)               (238)             (2,131)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                16,915              (8,847)                217                (326)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           5,055,274          14,086,607              64,743             217,145
      Proceeds from reinvestment of
         distributions                                      197,632             120,308               2,561               2,057
      Payments for shares redeemed                       (8,370,603)        (15,735,314)           (106,738)           (235,212)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                            (3,117,697)         (1,528,399)            (39,434)            (16,010)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                          (3,078,522)         (1,411,321)  $         (38,925)  $         (14,449)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  175

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   TAX-MANAGED MID & SMALL CAP                          2003                2002                2003                2002
      Class C
      Proceeds from shares sold                             116,390             272,612   $             847   $           2,185
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                          (94,938)           (129,105)               (682)             (1,063)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                21,452             143,507                 165               1,122
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              69,961              67,013                 514                 556
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                          (55,863)            (50,102)               (414)               (428)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                14,098              16,911                 100                 128
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           3,653,490           7,483,472              26,798              62,130
      Proceeds from reinvestment of
         distributions                                           --               9,534                  --                  84
      Payments for shares redeemed                       (3,707,228)         (7,440,489)            (27,073)            (62,184)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               (53,738)             52,517                (275)                 30
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             (18,188)            212,935   $             (10)  $           1,280
                                                  =================   =================   =================   =================

   SELECT GROWTH
      Class C
      Proceeds from shares sold                              79,627             145,960   $             428   $           1,008
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                          (49,161)            (42,761)               (253)               (272)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                30,466             103,199                 175                 736
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              32,512             136,844                 168                 854
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                          (25,277)            (13,226)               (132)                (74)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,235             123,618                  36                 780
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                             832,539             457,782               4,305               2,915
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                         (206,013)           (200,960)             (1,098)             (1,144)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               626,526             256,822               3,207               1,771
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                             721,948           1,779,237               3,846              12,005
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                         (567,099)           (802,599)             (3,005)             (5,393)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               154,849             976,638                 841               6,612
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             819,076           1,460,277   $           4,259   $           9,899
                                                  =================   =================   =================   =================

 176  Notes to Financial Statements

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   SELECT VALUE                                         2003                2002                2003                2002
      Class C
      Proceeds from shares sold                              69,719             130,424   $             513   $           1,117
      Proceeds from reinvestment of
         distributions                                          310                 239                   2                   3
      Payments for shares redeemed                          (39,395)            (69,251)               (288)               (605)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                30,634              61,412                 227                 515
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              30,218             179,451                 219               1,483
      Proceeds from reinvestment of
         distributions                                        1,661               3,425                  12                  28
      Payments for shares redeemed                          (17,622)           (108,225)               (129)               (825)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                14,257              74,651                 102                 686
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                             438,452           1,688,127               3,341              14,913
      Proceeds from reinvestment of
         distributions                                       17,581              30,461                 132                 251
      Payments for shares redeemed                       (1,666,532)           (398,266)            (12,189)             (3,014)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                            (1,210,499)          1,320,322              (8,716)             12,150
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                             398,481           1,861,114               2,957              16,038
      Proceeds from reinvestment of
         distributions                                       20,241              43,099                 150                 356
      Payments for shares redeemed                         (539,701)         (1,303,030)             (3,949)            (10,869)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (120,979)            601,183                (842)              5,525
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                          (1,286,587)          2,057,568   $          (9,229)  $          18,876
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 24, 2003. The Funds did not have any drawdowns for the period ended April 30, 2003.

                                              Notes to Financial Statements  177

RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of April 30, 2003, the following table includes each shareholder with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                                   %                     %                     %
   ------------------------------------------------------------------------------------------------------
   Diversified Equity                            15.51                 14.43                 10.31
   Special Growth                                23.02                 10.71                    --
   Equity Income                                 18.12                    --                    --
   Quantitative Equity                           17.49                 13.20                    --
   International Securities                      16.64                 16.02                 11.84
   Emerging Markets                              26.52                 10.49                    --
   Real Estate Securities                        26.90                    --
   Short Term Bond                               24.87                 24.10                 10.73
   Diversified Bond                              26.98                 14.66                    --
   Multistrategy Bond                            24.06                 22.00                 14.77
   Tax Exempt Bond                               52.64                    --                    --
   Tax-Managed Large Cap                         43.48                 11.70                    --
   Tax-Managed Mid & Small Cap                   51.80                    --                    --
   Select Growth                                 62.76                 28.18                    --
   Select Value                                  60.73                 27.19                    --

9. SUBSEQUENT EVENT

   On May 21, 2003, the Investment Company filed with the Securities Exchange Commission (SEC) a sticker to the prospectus for each of the Equity III, Equity Income, and Select Value Funds indicating the Funds' intention to hold a shareholder meeting with respect to a plan of reorganization. The Board of Trustees approved this plan of reorganization which involves, among other things, the merger of Equity III and Equity Income into Select Value. The reorganization is subject to shareholder approval, and proxy materials have been submitted to the SEC with a planned record date of July 7, 2003. If the reorganization is approved, the merger will happen on or around October 27, 2003.

 178  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              37         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  37         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                                       Distributors, Inc. and
  98402-1616                                               FRIMCo
                                                         - Trustee, President and
                                                           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Trustee and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board,              37         None
  Phillips,           2002              successor is       President, CEO and Director,
  Born January 20,                      duly elected       FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC and Frank
  909 A Street                                             Russell Capital Inc.
  Tacoma, Washington                                     - Director/Chairman, Frank
  98402-1616                                               Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                             Disclosure of Information about Fund Directors  179

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         37         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  37         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  37         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         37         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           37         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  37         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 180  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  37         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               37         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  37         None
 Born October 2,      2002              successor is     - 1997 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  181

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company)
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Investment Officer, Frank Russell Trust Company
                                since 1991                         - Director, FRIMCo and Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson               Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 182  Disclosure of Information about Fund Directors

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Sharon L. Hammel, Director of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Deedra S. Walkey, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Stephen J. Meyer, Assistant Treasurer
 Amy L. Osler, Assistant Secretary

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS

Diversified Equity Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisers, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Strong Capital Management, Inc., Menomonee Falls, WI
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA
 Westpeak Global Advisors, L.P., Boulder, CO

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, a unit of the Investment Management Division of
   Goldman Sachs & Co., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY

Equity Income Fund
 Barclays Global Fund Advisors, San Francisco, CA
 Brandywine Asset Management, LLC, Wilmington, DE
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  183

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund
 Alliance Capital Management L.P., through its Bernsteinv Investment Research and Management Unit, New York, NY
 AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Managers Limited, London, England
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
   Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Term Bond Fund
 BlackRock Financial Management, Inc., New York, NY
 Merganser Capital Management L.P., Cambridge, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

Diversified Bond Fund
 Lincoln Capital Fixed Income Management Company, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Multistrategy Bond Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investments, LP, West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Tax Exempt Bond Fund
 MFS Institutional Advisors, Inc., Boston, MA
 Standish Mellon Asset Management Company LLC, Boston, MA

Tax-Managed Large Cap Fund
 J.P. Morgan Investment Management Inc., New York, NY

Tax-Managed Mid & Small Cap Fund
 Geewax, Terker & Company, Chadds Ford, PA

Select Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 Strong Capital Management, Inc., Menomonee Falls, WI
 TCW Investment Management Co., Los Angeles, CA
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 184  Manager, Money Managers and Service Providers

                  This page has been intentionally left blank.

                  This page has been intentionally left blank.

RUSSELL FUNDS

                             2003 SEMIANNUAL REPORT

                                                FRANK RUSSELL INVESTMENT COMPANY


[FRANK RUSSELL LOGO]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-067 (1 04/03)

                                                FRANK RUSSELL INVESTMENT COMPANY


TAX-MANAGED GLOBAL EQUITY FUND

2003 Semiannual Report

CLASS C, E, AND S SHARES

TAX-MANAGED GLOBAL EQUITY FUND



APRIL 30, 2003


                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 32 different investment portfolios. These financial statements report on one Fund, which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                 [Blank Page]

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                               Semiannual Report

                           April 30, 2003 (Unaudited)

                               Table of Contents

                                                                            Page
Statement of Net Assets..............................................         2

Statement of Assets and Liabilities..................................         3

Statement of Operations..............................................         4

Statement of Changes in Net Assets...................................         5

Financial Highlights - Class C.......................................         6

Financial Highlights - Class S.......................................         7

Notes to Financial Statements........................................         8

Disclosure of Information about Fund Directors.......................        12

Manager, Money Managers and Service Providers........................        16

Frank Russell Investment Company - Tax-Managed Global Equity Fund

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)
Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 74.8%
Quantitative Equity Fund                                  137           3,851
Tax-Managed Large Cap Fund                              1,439          19,264
Tax-Managed Mid & Small Cap Fund                          756           5,809
                                                                 ------------
                                                                       28,924
                                                                 ------------

International Equities - 25.2%
Emerging Markets Fund                                     246           1,938
International Securities Fund                             196           7,817
                                                                 ------------
                                                                        9,755
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $40,324)                                              38,679

OTHER ASSETS AND LIABILITIES
NET - 0.0%                                                                 14
                                                                 ------------

NET ASSETS - 100.0%                                                    38,693
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 2  Tax-Managed Global Equity Fund

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 (UNAUDITED)
Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $40,324).....................................    $               38,679
Receivables:
   Investments sold.................................................................                         6
   Fund shares sold.................................................................                        22
                                                                                        ----------------------
Total assets........................................................................                    38,707

LIABILITIES
Payables:
      Due to Custodian......................................    $                  7
      Accrued fees to affiliates............................                       7
                                                                --------------------
Total liabilities...................................................................                        14
                                                                                        ----------------------

NET ASSETS..........................................................................    $               38,693
                                                                                        ======================

Net Assets Consist of:
Undistributed/(overdistributed) net investment income...............................    $                   82
Accumulated net realized gain (loss)................................................                   (18,049)
Unrealized appreciation (depreciation) on investments...............................                    (1,645)
Shares of beneficial interest.......................................................                        60
Additional paid-in capital..........................................................                    58,245
                                                                                        ----------------------

NET ASSETS..........................................................................    $               38,693
                                                                                        ======================

NET ASSET VALUE, PER SHARE:
   Class C ($9,423,274 divided by 1,477,267 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                 6.38
                                                                                        ======================
   Class S ($29,269,396 divided by 4,499,712 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                 6.50
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                                               Tax-Managed Global Equity Fund  3

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from Underlying Funds.......................................    $                  293

EXPENSES
   Advisory fees............................................    $                 37
   Distribution fees - Class C..............................                      34
   Shareholder servicing fees - Class C.....................                      11
                                                                --------------------
   Expenses before reductions...............................                      82
   Expense reductions.......................................                     (37)
                                                                --------------------
Net expenses........................................................................                        45
                                                                                        ----------------------
Net investment income (loss)........................................................                       248
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments.............................................                    (7,010)
Net change in unrealized appreciation (depreciation) on investments.................                     8,321
                                                                                        ----------------------
Net realized and unrealized gain (loss).............................................                     1,311
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                1,559
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 4  Tax-Managed Global Equity Fund

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                  SIX MONTHS      FISCAL YEAR
                                                                    ENDED            ENDED
                                                                APRIL 30, 2003    OCTOBER 31,
                                                                 (UNAUDITED)          2002
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................     $        248     $        100
   Net realized gain (loss).................................           (7,010)          (8,495)
   Net change in unrealized appreciation (depreciation).....            8,321              906
                                                                 ------------     ------------

      Net increase (decrease) in net assets from
       operations...........................................            1,559           (7,489)
                                                                 ------------     ------------

DISTRIBUTIONS
   From net investment income
      Class S...............................................             (166)            (157)
   From net realized gain
      Class C...............................................               --              (71)
      Class S...............................................               --             (417)
                                                                 ------------     ------------

      Net decrease in net assets from distributions.........             (166)            (645)
                                                                 ------------     ------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................           (2,798)           5,467
                                                                 ------------     ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................           (1,405)          (2,667)

NET ASSETS
   Beginning of period......................................           40,098           42,765
                                                                 ------------     ------------
   End of period (including undistributed/(overdistributed)
     net investment income of $82 and $0, respectively).....     $     38,693     $     40,098
                                                                 ============     ============

  See accompanying notes which are an integral part of the financial statements.

                                               Tax-Managed Global Equity Fund  5

TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

For a Share Outstanding Throughout each Period.

                                                                                 FISCAL YEAR ENDED OCTOBER 31,
                                                                             -------------------------------------
                                                                  2003*        2002         2001         2000**
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $    6.15    $    7.29    $    9.73    $     10.00
                                                                ---------    ---------    ---------    -----------

INCOME FROM OPERATIONS
   Net investment income (loss) (a)(b)......................          .02         (.05)        (.06)          (.06)
   Net realized and unrealized gain (loss)..................          .21        (1.03)       (2.38)          (.19)
                                                                ---------    ---------    ---------    -----------
      Total income (loss) from operations...................          .23        (1.08)       (2.44)          (.25)
                                                                ---------    ---------    ---------    -----------

DISTRIBUTIONS
   From net investment income...............................           --           --           --           (.02)
   From net realized gain...................................           --         (.06)          --             --
                                                                ---------    ---------    ---------    -----------
      Total distributions...................................           --         (.06)          --           (.02)
                                                                ---------    ---------    ---------    -----------

NET ASSET VALUE, END OF PERIOD..............................    $    6.38    $    6.15    $    7.29    $      9.73
                                                                =========    =========    =========    ===========

TOTAL RETURN (%) (c)........................................         3.74       (14.94)      (25.08)         (2.55)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................        9,423       10,130        8,104          7,133

   Ratios to average net assets (%):
      Operating expenses, net (d)...........................         1.00         1.00         1.00           1.00
      Operating expenses, gross (d).........................         1.20         1.20         1.20           1.20
      Net investment income (loss) (c)......................          .28         (.68)        (.73)          (.68)
   Portfolio turnover rate (%)..............................        51.41        52.55        30.55          44.04

*     For the six months ended April 30, 2003 (Unaudited).
** For the period January 31, 2000 (commencement of operations) to October 31, 2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

 6  Tax-Managed Global Equity Fund

TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

For a Share Outstanding Throughout each Period.

                                                                                 FISCAL YEAR ENDED OCTOBER 31,
                                                                             -------------------------------------
                                                                  2003*        2002         2001         2000**
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $    6.27    $    7.38    $    9.77    $     10.00
                                                                ---------    ---------    ---------    -----------

INCOME FROM OPERATIONS
   Net investment income (loss) (a)(b)......................          .05          .03          .02            .01
   Net realized and unrealized gain (loss)..................          .22        (1.06)       (2.39)          (.22)
                                                                ---------    ---------    ---------    -----------
      Total income (loss) from operations...................          .27        (1.03)       (2.37)          (.21)
                                                                ---------    ---------    ---------    -----------

DISTRIBUTIONS
   From net investment income...............................         (.04)        (.02)        (.02)          (.02)
   From net realized gain...................................           --         (.06)          --             --
                                                                ---------    ---------    ---------    -----------
      Total distributions...................................         (.04)        (.08)        (.02)          (.02)
                                                                ---------    ---------    ---------    -----------

NET ASSET VALUE, END OF PERIOD..............................    $    6.50    $    6.27    $    7.38    $      9.77
                                                                =========    =========    =========    ===========

TOTAL RETURN (%) (c)........................................         4.25       (14.10)      (24.27)         (2.12)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................       29,270       29,968       34,661         26,802

   Ratios to average net assets (%):
      Operating expenses, net (d)...........................          .00          .00          .00            .00
      Operating expenses, gross (d).........................          .20          .20          .20            .20
      Net investment income (loss) (c)......................          .78          .39          .29            .06
   Portfolio turnover rate (%)..............................        51.41        52.55        30.55          44.04

*     For the six months ended April 30, 2003 (Unaudited).
** For the period February 1, 2000 (commencement of operations) to October 31, 2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.

  See accompanying notes which are an integral part of the financial statements.

                                               Tax-Managed Global Equity Fund  7

TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 32 different investment portfolios, referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). The Fund will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                  ASSET ALLOCATION
  ASSET CLASS/UNDERLYING FUNDS         TARGETS
---------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap           50%
         Tax-Managed Mid & Small
           Cap                           15
         Quantitative Equity             10
      International Equities
         International
           Securities                    20
         Emerging Markets                 5

   Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   To provide capital growth on an after-tax basis by investing principally in equity securities.

   Tax-Managed Mid & Small Cap Fund

   To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

   Quantitative Equity Fund

   To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

   International Securities Fund

   To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

   Emerging Markets Fund

   To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

 8  Notes to Financial Statements

TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   As a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

   Dividends and distributions to shareholders

   Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   Expenses are allocated based upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

   Class Allocation

   The Fund offers the following classes of shares: Class C and Class S. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2003, purchases and sales of the Underlying Funds were as follows:

                                               PURCHASES               SALES
   --------------------------------------------------------------------------------
   Tax-Managed Global Equity                  $19,299,057           $22,682,510

                                                Notes to Financial Statements  9

TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund. As of April 30, 2003, the Fund had no amount invested in the Money Market Fund.

   The Fund is charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the period ended April 30, 2003, the Advisor contractually agreed to waive the advisory fee. The administrative fee was charged to the Underlying Funds in accordance with the Special Servicing Agreements discussed below.

   The Fund will not bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. The Fund's operating expenses are borne either by the Underlying Funds in which the Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Fund. The Underlying Funds have borne this expense.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

   Accrued shareholder servicing and distribution fees payable to affiliates as of April 30, 2003 were $7,422.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

 10  Notes to Financial Statements

TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At October 31, 2002, the Fund had a net tax basis capital loss carryforward which may be applied against any net realized taxable gains in each succeeding year or until its expiration date, whichever occurs first. Available capital carryforwards of $3,326,050 expire on October 31, 2010. At April 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                              TAX-MANAGED
                                             GLOBAL EQUITY
                                                 FUND
   ----------------------------------------------------------
   Cost of Investments                    $        48,037,319
                                          ===================
   Unrealized Appreciation                $                --
   Unrealized Depreciation                         (9,358,061)
                                          -------------------
   Net Unrealized Appreciation
      (Depreciation)                      $        (9,358,061)
                                          ===================

6. FUND SHARE TRANSACTIONS

   Share transactions for the period ended April 30, 2003 and year ended October 31, 2002 were as follows:

                                                                 SHARES                               DOLLARS (000)
   TAX-MANAGED GLOBAL EQUITY                            2003                2002                2003                2002
      Class C
      Proceeds from shares sold                           1,016,182           1,112,606   $           6,338   $           7,611
      Proceeds from reinvestment of
         distributions                                           --               8,882                  --                  69
      Payments for shares redeemed                       (1,186,672)           (585,185)             (7,356)             (4,057)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (170,490)            536,303              (1,018)              3,623
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           2,609,242           4,356,656              16,442              32,961
      Proceeds from reinvestment of
         distributions                                       24,551              70,843                 155                 559
      Payments for shares redeemed                       (2,911,820)         (4,347,874)            (18,377)            (31,676)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (278,027)             79,625              (1,780)              1,844
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                            (448,517)            615,928   $          (2,798)  $           5,467
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 24, 2003. The Fund did not have any drawdowns during the period ended April 30, 2003.

8. BENEFICIAL INTEREST

   As of April 30, 2003, the following table includes one shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of the Fund:

                                                   %
   ----------------------------------------------------------
   Tax-Managed Global Equity                     19.3

                                               Notes to Financial Statements  11

TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              37         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  37         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                                       Distributors, Inc. and
  98402-1616                                               FRIMCo
                                                         - Trustee, President and
                                                           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Trustee and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board,              37         None
  Phillips,           2002              successor is       President, CEO and Director,
  Born January 20,                      duly elected       FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC and Frank
  909 A Street                                             Russell Capital Inc.
  Tacoma, Washington                                     - Director/Chairman, Frank
  98402-1616                                               Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

 12  Disclosure of Information about Fund Directors

TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         37         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  37         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  37         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         37         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           37         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  37         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  37         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  13

TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               37         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  37         None
 Born October 2,      2002              successor is     - 1997 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
----------------------------------------------------------------------------------------------------------------------------

 14  Disclosure of Information about Fund Directors

TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company)
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Investment Officer, Frank Russell Trust Company
                                since 1991                         - Director, FRIMCo and Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson               Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  15

TAX-MANAGED GLOBAL EQUITY FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Sharon L. Hammel, Director of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate
  General Counsel
 Deedra S. Walkey, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Stephen J. Meyer, Assistant Treasurer
 Amy L. Osler, Assistant Secretary

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS

Quantitative Equity Fund
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 J.P. Morgan Investment Management Inc., New York, NY

Tax-Managed Large Cap Fund
 J.P. Morgan Investment Management Inc., New York, NY

Tax-Managed Mid & Small Cap Fund
 Geewax, Terker & Company, Chadds Ford, PA

Emerging Markets Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Managers Limited, London, England
 Schroder Investment Management North America Ltd., New York, NY
 T. Rowe Price International, Inc., Baltimore, MD

International Securities Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 16  Manager, Money Managers and Service Providers

                  This page has been intentionally left blank.

                  This page has been intentionally left blank.

(RUSSELL LOGO)


Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com

                                                             36-08-092 (1 04/03)

                                                FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS(R) FUNDS

2003 Semiannual Report

CLASS A, C, D, E, AND S SHARES

EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND





APRIL 30, 2003

                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 32 different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                               Semiannual Report

                           April 30, 2003 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Aggressive Strategy Fund......................................         3

Aggressive Strategy Fund.............................................         4

Balanced Strategy Fund...............................................         5

Moderate Strategy Fund...............................................         6

Conservative Strategy Fund...........................................         7

Statement of Assets and Liabilities..................................         8

Statement of Operations..............................................        10

Statement of Changes in Net Assets...................................        12

Financial Highlights.................................................        14

Notes to Financial Statements........................................        25

Disclosure of Information about Fund Directors.......................        35

Manager, Money Managers and Service Providers........................        39

Frank Russell Investment Company - LifePoints Funds

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

LIFEPOINTS(R) FUNDS

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 74.8%
Diversified Equity Fund                                 2,945          94,040
Quantitative Equity Fund                                3,337          94,040
Real Estate Securities Fund                               534          15,674
Special Growth Fund                                       830          31,347
                                                                 ------------
                                                                      235,101
                                                                 ------------

International Equities - 24.9%
Emerging Markets Fund                                   1,992          15,674
International Securities Fund                           1,569          62,696
                                                                 ------------
                                                                       78,370
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $362,924)                                            313,471

OTHER ASSETS AND LIABILITIES
NET - 0.3%                                                                948
                                                                 ------------

NET ASSETS - 100.0%                                                   314,419
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                              Equity Aggressive Strategy Fund  3

LIFEPOINTS(R) FUNDS

AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 18.0%
Multistrategy Bond Fund                                 9,615         101,148
                                                                 ------------

Domestic Equities - 57.9%
Diversified Equity Fund                                 3,696         118,006
Quantitative Equity Fund                                4,188         118,005
Real Estate Securities Fund                               957          28,097
Special Growth Fund                                     1,636          61,812
                                                                 ------------
                                                                      325,920
                                                                 ------------

International Equities - 23.9%
Emerging Markets Fund                                   3,570          28,097
International Securities Fund                           2,671         106,767
                                                                 ------------
                                                                      134,864
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $634,634)                                            561,932

OTHER ASSETS AND LIABILITIES
NET - 0.2%                                                              1,166
                                                                 ------------

NET ASSETS - 100.0%                                                   563,098
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 4  Aggressive Strategy Fund

LIFEPOINTS(R) FUNDS

BALANCED STRATEGY FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 40.8%
Diversified Bond Fund                                  10,806         261,495
Multistrategy Bond Fund                                15,909         167,359
                                                                 ------------
                                                                      428,854
                                                                 ------------

Domestic Equities - 41.8%
Diversified Equity Fund                                 5,241         167,354
Quantitative Equity Fund                                5,939         167,360
Real Estate Securities Fund                             1,776          52,155
Special Growth Fund                                     1,385          52,309
                                                                 ------------
                                                                      439,178
                                                                 ------------

International Equities - 17.0%
Emerging Markets Fund                                   3,989          31,390
International Securities Fund                           3,665         146,473
                                                                 ------------
                                                                      177,863
                                                                 ------------

TOTAL INVESTMENTS - 99.6%
(identified cost $1,095,796)                                        1,045,895

OTHER ASSETS AND LIABILITIES
NET - 0.4%                                                              4,399
                                                                 ------------

NET ASSETS - 100.0%                                                 1,050,294
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Balanced Strategy Fund  5

LIFEPOINTS(R) FUNDS

MODERATE STRATEGY FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 59.7%
Diversified Bond Fund                                   3,281          79,407
Short Term Bond Fund                                    5,078          97,047
                                                                 ------------
                                                                      176,454
                                                                 ------------

Domestic Equities - 28.9%
Diversified Equity Fund                                 1,013          32,345
Quantitative Equity Fund                                1,148          32,346
Real Estate Securities Fund                               498          14,618
Special Growth Fund                                       156           5,883
                                                                 ------------
                                                                       85,192
                                                                 ------------

International Equities - 11.0%
Emerging Markets Fund                                     748           5,888
International Securities Fund                             663          26,486
                                                                 ------------
                                                                       32,374
                                                                 ------------

TOTAL INVESTMENTS - 99.6%
(identified cost $291,636)                                            294,020

OTHER ASSETS AND LIABILITIES
NET - 0.4%                                                              1,328
                                                                 ------------

NET ASSETS - 100.0%                                                   295,348
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 6  Moderate Strategy Fund

LIFEPOINTS(R) FUNDS

CONSERVATIVE STRATEGY FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 77.8%
Diversified Bond Fund                                   2,697          65,265
Short Term Bond Fund                                   11,384         217,540
                                                                 ------------
                                                                      282,805
                                                                 ------------

Domestic Equities - 15.9%
Diversified Equity Fund                                   568          18,127
Quantitative Equity Fund                                  772          21,752
Real Estate Securities Fund                               614          18,048
                                                                 ------------
                                                                       57,927
                                                                 ------------

International Equities - 6.0%
Emerging Markets Fund                                     461           3,626
International Securities Fund                             454          18,137
                                                                 ------------
                                                                       21,763
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $355,165)                                            362,495

OTHER ASSETS AND LIABILITIES
NET - 0.3%                                                                937
                                                                 ------------

NET ASSETS - 100.0%                                                   363,432
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                   Conservative Strategy Fund  7

LIFEPOINTS(R) FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 (UNAUDITED)
Amounts in thousands

                                                                           EQUITY AGGRESSIVE          AGGRESSIVE
                                                                             STRATEGY FUND          STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $           362,924    $            634,634
---------------------------------------------------------------------------------------------------------------------
Investments, at market                                                                313,471                 561,932
Receivables:
      Investments sold                                                                  5,374                  12,187
      Fund shares sold                                                                  1,928                   4,346
                                                                          -------------------    --------------------
Total assets                                                                          320,773                 578,465
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                                    117                     211
      Fund shares redeemed                                                              6,141                  14,966
      Accrued fees to affiliates                                                           96                     190
                                                                          -------------------    --------------------
Total liabilities                                                                       6,354                  15,367
                                                                          -------------------    --------------------

NET ASSETS                                                                $           314,419    $            563,098
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed/(overdistributed) net investment income                     $              (123)   $               (195)
Accumulated net realized gain (loss)                                                  (45,857)                (26,748)
Unrealized appreciation (depreciation) on investments                                 (49,453)                (72,702)
Shares of beneficial interest                                                             454                     720
Additional paid-in capital                                                            409,398                 662,023
                                                                          -------------------    --------------------
NET ASSETS                                                                $           314,419    $            563,098
                                                                          ===================    ====================

NET ASSET VALUE, PER SHARE:
   Net asset value per share: Class A*                                    $              7.03    $               7.81
   Maximum offering price per share (Net asset value plus sales charge
     of 5.75% of offering price): Class A                                 $              7.46    $               8.29
      Class A -- Net assets                                               $           280,107    $          2,433,060
      Class A -- Shares outstanding ($.01 par value)                                   39,842                 311,578
   Net asset value per share: Class C*                                    $              6.83    $               7.79
      Class C -- Net assets                                               $        56,213,671    $        135,866,177
      Class C -- Shares outstanding ($.01 par value)                                8,233,497              17,445,721
   Net asset value per share: Class D*                                    $              6.94    $               7.84
      Class D -- Net assets                                               $        76,972,706    $        133,762,145
      Class D -- Shares outstanding ($.01 par value)                               11,090,668              17,070,570
   Net asset value per share: Class E*                                    $              6.93    $               7.81
      Class E -- Net assets                                               $       123,995,423    $        182,523,494
      Class E -- Shares outstanding ($.01 par value)                               17,897,148              23,359,539
   Net asset value per share: Class S*                                    $              7.00    $               7.84
      Class S -- Net assets                                               $        56,957,187    $        108,513,435
      Class S -- Shares outstanding ($.01 par value)                                8,141,644              13,836,891

----------
* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 8  Frank Russell Investment Company LifePoints(R) Fund

   BALANCED          MODERATE        CONSERVATIVE
STRATEGY FUND     STRATEGY FUND     STRATEGY FUND
--------------------------------------------------
$    1,095,796    $      291,636    $      355,165
--------------------------------------------------
     1,045,895           294,020           362,495
         8,213             1,530             2,202
         6,417             2,876             2,236
--------------    --------------    --------------
     1,060,525           298,426           366,933
--------------    --------------    --------------

           127                11                --
         9,734             2,967             3,399
           370               100               102
--------------    --------------    --------------
        10,231             3,078             3,501
--------------    --------------    --------------

$    1,050,294    $      295,348    $      363,432
==============    ==============    ==============
$         (371)   $         (100)   $         (106)
       (34,807)           (9,389)           (4,021)
       (49,901)            2,384             7,330
         1,220               316               360
     1,134,153           302,137           359,869
--------------    --------------    --------------
$    1,050,294    $      295,348    $      363,432
==============    ==============    ==============

$         8.61    $         9.34    $        10.10
$         9.14    $         9.91    $        10.72
$    6,494,997    $    1,877,486    $      770,939
       754,725           201,095            76,307
$         8.58    $         9.32    $        10.06
$  256,717,518    $   61,342,124    $   43,776,847
    29,917,078         6,580,120         4,351,007
$         8.62    $         9.36    $        10.14
$  256,824,838    $   93,177,228    $   59,965,185
    29,796,461         9,949,643         5,914,953
$         8.61    $         9.33    $        10.10
$  343,224,758    $   83,931,805    $  225,747,987
    39,869,900         8,995,155        22,347,012
$         8.64    $         9.35    $        10.14
$  187,031,408    $   55,019,373    $   33,170,764
    21,656,368         5,884,943         3,272,704

  See accompanying notes which are an integral part of the financial statements.

                          Frank Russell Investment Company LifePoints(R) Fund  9

LIFEPOINTS(R) FUNDS

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) Amounts in thousands

                                                                           EQUITY AGGRESSIVE          AGGRESSIVE
                                                                             STRATEGY FUND          STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income distributions from Underlying Funds                          $             1,566    $              3,906

EXPENSES
      Advisory fees                                                                       272                     477
      Distribution fees - Class A                                                          --                      --
      Distribution fees - Class C                                                         178                     424
      Distribution fees - Class D                                                          63                     113
      Shareholder servicing fees - Class C                                                 59                     141
      Shareholder servicing fees - Class D                                                 63                     113
      Shareholder servicing fees - Class E                                                142                     202
                                                                          -------------------    --------------------
      Expenses before reductions                                                          777                   1,470
      Expense reductions                                                                 (272)                   (477)
                                                                          -------------------    --------------------
Net expenses                                                                              505                     993
                                                                          -------------------    --------------------
Net investment income (loss)                                                            1,061                   2,913
                                                                          -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                               (14,642)                (12,821)
Net change in unrealized appreciation (depreciation) on investments                    25,400                  34,009
                                                                          -------------------    --------------------
Net realized and unrealized gain (loss)                                                10,758                  21,188
                                                                          -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $            11,819    $             24,101
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 10  Frank Russell Investment Company LifePoints(R) Fund

  BALANCED         MODERATE       CONSERVATIVE
STRATEGY FUND    STRATEGY FUND    STRATEGY FUND
-----------------------------------------------
$      13,951    $       4,496    $      2,839

          867              236             172
            1               --              --
          796              178             123
          232               82              51
          266               59              41
          231               82              50
          371               92              88
-------------    -------------    -------------
        2,764              729             525
         (867)            (236)           (172)
-------------    -------------    -------------
        1,897              493             353
-------------    -------------    -------------
       12,054            4,003           2,486
-------------    -------------    -------------

      (13,523)          (4,171)         (1,313)
       44,504            9,741           6,387
-------------    -------------    -------------
       30,981            5,570           5,074
-------------    -------------    -------------
$      43,035    $       9,573    $      7,560
=============    =============    =============

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Fund  11

LIFEPOINTS(R) FUNDS

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                             EQUITY AGGRESSIVE                           AGGRESSIVE
                                                               STRATEGY FUND                            STRATEGY FUND
                                                    ------------------------------------    -------------------------------------
                                                    SIX MONTHS ENDED         FISCAL         SIX MONTHS ENDED         FISCAL
                                                     APRIL 30, 2003        YEAR ENDED        APRIL 30, 2003        YEAR ENDED
                                                      (UNAUDITED)       OCTOBER 31, 2002      (UNAUDITED)       OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                  $          1,061    $            952    $          2,913    $           4,693
      Net realized gain (loss)                               (14,642)            (22,687)            (12,821)             (10,131)
      Net change in unrealized appreciation
         (depreciation)                                       25,400             (13,694)             34,009              (36,828)
                                                    ----------------    ----------------    ----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                 11,819             (35,429)             24,101              (42,266)
                                                    ----------------    ----------------    ----------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class A                                                  --                  --                  (2)                  --
         Class C                                                 (78)                (68)               (423)                (560)
         Class D                                                (165)                (42)               (546)                (353)
         Class E                                                (538)               (590)             (1,180)              (2,270)
         Class S                                                (403)               (328)               (957)              (1,651)
      From net realized gain
         Class C                                                  --                (743)                 --               (1,703)
         Class D                                                  --                (243)                 --                 (336)
         Class E                                                  --              (2,718)                 --               (3,532)
         Class S                                                  --              (1,106)                 --               (1,810)
                                                    ----------------    ----------------    ----------------    -----------------
Net decrease in net assets from distributions                 (1,184)             (5,838)             (3,108)             (12,215)
                                                    ----------------    ----------------    ----------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from
         share transactions                                   52,424              36,710             120,678              115,629
                                                    ----------------    ----------------    ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                   63,059              (4,557)            141,671               61,148

NET ASSETS
      Beginning of period                                    251,360             255,917             421,427              360,279
                                                    ----------------    ----------------    ----------------    -----------------

      End of period                                 $        314,419    $        251,360    $        563,098    $         421,427
                                                    ================    ================    ================    =================

      Undistributed/(overdistributed) net
         investment income included in net
         assets                                     $           (123)   $             --    $           (195)   $              --

See accompanying notes which are an integral part of the financial statements.

 12  Frank Russell Investment Company LifePoints(R) Fund

             BALANCED                              MODERATE                            CONSERVATIVE
           STRATEGY FUND                         STRATEGY FUND                         STRATEGY FUND
-----------------------------------   -----------------------------------   -----------------------------------
SIX MONTHS ENDED        FISCAL        SIX MONTHS ENDED        FISCAL        SIX MONTHS ENDED        FISCAL
 APRIL 30, 2003       YEAR ENDED       APRIL 30, 2003       YEAR ENDED       APRIL 30, 2003       YEAR ENDED
  (UNAUDITED)      OCTOBER 31, 2002     (UNAUDITED)      OCTOBER 31, 2002     (UNAUDITED)      OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------------------

 $      12,054      $      13,197      $       4,003      $       3,796      $       2,486      $       2,417
       (13,523)           (15,440)            (4,171)            (3,832)            (1,313)            (2,085)
        44,504            (38,858)             9,741             (2,979)             6,387                710
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
        43,035            (41,101)             9,573             (3,015)             7,560              1,042
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           (10)                --                 (8)                --                 (1)                --
        (2,503)            (2,376)              (698)              (608)              (368)              (417)
        (2,592)            (1,440)            (1,086)              (473)              (525)              (381)
        (4,495)            (6,198)            (1,342)            (1,672)            (1,277)            (1,050)
        (2,825)            (3,449)              (969)            (1,102)              (421)              (605)
            --             (1,689)                --               (118)                --                (11)
            --               (504)                --                (37)                --                 (4)
            --             (3,387)                --               (310)                --                (25)
            --             (1,461)                --               (146)                --                (12)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
       (12,425)           (20,504)            (4,103)            (4,466)            (2,592)            (2,505)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

       286,347            234,848             99,973             89,019            248,242             63,270
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

       316,957            173,243            105,443             81,538            253,210             61,807

       733,337            560,094            189,905            108,367            110,222             48,415
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

 $   1,050,294      $     733,337      $     295,348      $     189,905      $     363,432      $     110,222
================   ================   ================   ================   ================   ================

          (371)
 $                  $          --      $        (100)     $          --      $        (106)     $          --

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Fund  13

LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED
For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED           $
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    TOTAL INCOME
                                                PERIOD        INCOME (LOSS)(a)(d)    GAIN (LOSS)     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
April 30, 2003 (3)                                6.38                 --(f)               .66              .66
--------------------------------------------------------------------------------------------------------------------
Class C
April 30, 2003 (1)                                6.60                 --(f)               .24              .24
October 31, 2002                                  7.70               (.02)                (.93)            (.95)
October 31, 2001                                 10.24               (.04)               (2.30)           (2.34)
October 31, 2000 (6)                             11.38               (.04)                (.35)            (.39)
December 31, 1999 (13)                            9.80                .06                 1.98             2.04
--------------------------------------------------------------------------------------------------------------------
Class D
April 30, 2003 (1)                                6.70                .02                  .24              .26
October 31, 2002                                  7.79                .01                 (.94)            (.93)
October 31, 2001                                 10.33                 --(f)             (2.32)           (2.32)
October 31, 2000 (6)                             11.43                 --(f)              (.34)            (.34)
December 31, 1999                                 9.81                .06                 2.01             2.07
December 31, 1998 (11)                            9.92                .01                  .10              .11
--------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                6.69                .03                  .24              .27
October 31, 2002                                  7.76                .03                 (.93)            (.90)
October 31, 2001                                 10.28                .03                (2.32)           (2.29)
October 31, 2000 (6)                             11.39                .03                 (.35)            (.32)
December 31, 1999                                 9.80                .10                 2.00             2.10
December 31, 1998                                 8.83                .03                 1.18             1.21
December 31, 1997 (8)                            10.00                .09                 (.33)            (.24)
--------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                6.75                .04                  .25              .29
October 31, 2002                                  7.83                .06                 (.96)            (.90)
October 31, 2001                                 10.34                .05                (2.33)           (2.28)
October 31, 2000 (14)                            10.91                .04                  .17              .21
--------------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
----------------------------------------------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
April 30, 2003 (3)                              (.01)               --
----------------------------------------------------------------------------
Class C
April 30, 2003 (1)                              (.01)               --
October 31, 2002                                (.01)             (.14)
October 31, 2001                                (.12)             (.08)
October 31, 2000 (6)                            (.14)             (.61)
December 31, 1999 (13)                          (.30)             (.16)
----------------------------------------------------------------------------
Class D
April 30, 2003 (1)                              (.02)               --
October 31, 2002                                (.02)             (.14)
October 31, 2001                                (.14)             (.08)
October 31, 2000 (6)                            (.15)             (.61)
December 31, 1999                               (.29)             (.16)
December 31, 1998 (11)                          (.17)             (.05)
----------------------------------------------------------------------------
Class E
April 30, 2003 (1)                              (.03)               --
October 31, 2002                                (.03)             (.14)
October 31, 2001                                (.15)             (.08)
October 31, 2000 (6)                            (.18)             (.61)
December 31, 1999                               (.35)             (.16)
December 31, 1998                               (.19)             (.05)
December 31, 1997 (8)                           (.33)             (.60)
----------------------------------------------------------------------------
Class S
April 30, 2003 (1)                              (.04)               --
October 31, 2002                                (.04)             (.14)
October 31, 2001                                (.15)             (.08)
October 31, 2000 (14)                           (.17)             (.61)
----------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 14  Frank Russell Investment Company LifePoints(R) Fund

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(b)(g)          (000)
-----------------------------------------------------------------------------
          (.01)              7.03               10.39                280
-----------------------------------------------------------------------------
          (.01)              6.83                3.66             56,214
          (.15)              6.60              (12.73)            45,267
          (.20)              7.70              (23.24)            40,982
          (.75)             10.24               (3.37)            43,005
          (.46)             11.38               21.26             15,860
-----------------------------------------------------------------------------
          (.02)              6.94                3.97             76,973
          (.16)              6.70              (12.34)            36,092
          (.22)              7.79              (22.91)            12,208
          (.76)             10.33               (2.90)            12,592
          (.45)             11.43               21.58              3,732
          (.22)              9.81                1.17              4,923
-----------------------------------------------------------------------------
          (.03)              6.93                4.08            123,995
          (.17)              6.69              (12.05)           111,765
          (.23)              7.76              (22.72)           156,698
          (.79)             10.28               (2.75)           190,273
          (.51)             11.39               21.96            202,066
          (.24)              9.80               13.75             91,459
          (.93)              8.83               (2.42)             2,985
-----------------------------------------------------------------------------
          (.04)              7.00                4.31             56,957
          (.18)              6.75              (11.95)            58,236
          (.23)              7.83              (22.43)            46,029
          (.78)             10.34                1.93             25,524
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(c)             GROSS(c)          NET ASSETS(b)      TURNOVER RATE
-------------------------------------------------------------------------------
            .25                 .45                 .04               11.96
-------------------------------------------------------------------------------
           1.00                1.20                 .07               11.96
           1.00                1.20                (.32)              29.86
           1.00                1.20                (.45)              47.86
           1.00                1.25                (.35)              58.41
           1.00                1.25                 .59               76.20
-------------------------------------------------------------------------------
            .50                 .70                 .25               11.96
            .50                 .70                 .20               29.86
            .50                 .70                 .05               47.86
            .50                 .75                 .01               58.41
            .50                 .75                 .64               76.20
            .50                 .89                 .01               73.95
-------------------------------------------------------------------------------
            .25                 .45                 .45               11.96
            .25                 .45                 .44               29.86
            .25                 .45                 .30               47.86
            .25                 .50                 .24               58.41
            .25                 .50                 .99               76.20
            .25                 .62                 .28               73.95
            .25                  --(e)              .45               48.30
-------------------------------------------------------------------------------
            .00                 .20                 .62               11.96
            .00                 .20                 .72               29.86
            .00                 .20                 .59               47.86
            .00                 .25                 .45               58.41
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Fund  15

LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED
For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED           $
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    TOTAL INCOME
                                                PERIOD        INCOME (LOSS)(a)(d)    GAIN (LOSS)     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
April 30, 2003 (5)                                7.20                 --(f)               .63              .63
--------------------------------------------------------------------------------------------------------------------
Class C
April 30, 2003 (1)                                7.49                .02                  .31              .33
October 31, 2002                                  8.46                .04                 (.79)            (.75)
October 31, 2001                                 10.35                .05                (1.80)           (1.75)
October 31, 2000 (6)                             11.15                .05                 (.29)            (.24)
December 31, 1999                                10.11                .13                 1.36             1.49
--------------------------------------------------------------------------------------------------------------------
Class D
April 30, 2003 (1)                                7.54                .04                  .31              .35
October 31, 2002                                  8.52                .08                 (.79)            (.71)
October 31, 2001                                 10.41                .10                (1.81)           (1.71)
October 31, 2000 (6)                             11.20                .09                 (.28)            (.19)
December 31, 1999                                 9.95                .15                 1.57             1.72
December 31, 1998 (11)                           10.09                .13                 (.05)             .08
--------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                7.51                .05                  .30              .35
October 31, 2002                                  8.49                .11                 (.81)            (.70)
October 31, 2001                                 10.38                .12                (1.80)           (1.68)
October 31, 2000 (6)                             11.17                .11                 (.28)            (.17)
December 31, 1999                                 9.94                .18                 1.56             1.74
December 31, 1998                                 9.14                .19                  .87             1.06
December 31, 1997 (7)                            10.00                .10                 (.11)            (.01)
--------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                7.54                .06                  .30              .36
October 31, 2002                                  8.52                .13                 (.81)            (.68)
October 31, 2001                                 10.41                .14                (1.80)           (1.66)
October 31, 2000 (15)                            10.82                .11                  .09              .20
--------------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
----------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
April 30, 2003 (5)                              (.02)               --
----------------------------------------------------------------------------
Class C
April 30, 2003 (1)                              (.03)               --
October 31, 2002                                (.05)             (.17)
October 31, 2001                                (.10)             (.04)
October 31, 2000 (6)                            (.18)             (.38)
December 31, 1999                               (.29)             (.16)
----------------------------------------------------------------------------
Class D
April 30, 2003 (1)                              (.05)               --
October 31, 2002                                (.10)             (.17)
October 31, 2001                                (.14)             (.04)
October 31, 2000 (6)                            (.22)             (.38)
December 31, 1999                               (.31)             (.16)
December 31, 1998 (11)                          (.21)             (.01)
----------------------------------------------------------------------------
Class E
April 30, 2003 (1)                              (.05)               --
October 31, 2002                                (.11)             (.17)
October 31, 2001                                (.17)             (.04)
October 31, 2000 (6)                            (.24)             (.38)
December 31, 1999                               (.35)             (.16)
December 31, 1998                               (.25)             (.01)
December 31, 1997 (7)                           (.31)             (.54)
----------------------------------------------------------------------------
Class S
April 30, 2003 (1)                              (.06)               --
October 31, 2002                                (.13)             (.17)
October 31, 2001                                (.19)             (.04)
October 31, 2000 (15)                           (.23)             (.38)
----------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 16  Frank Russell Investment Company LifePoints(R) Fund

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(b)(g)          (000)
-----------------------------------------------------------------------------
          (.02)              7.81                8.60              2,433
-----------------------------------------------------------------------------
          (.03)              7.79                4.40            135,866
          (.22)              7.49               (9.20)           102,324
          (.14)              8.46              (17.06)            80,514
          (.56)             10.35               (2.15)            67,296
          (.45)             11.15               15.21             29,365
-----------------------------------------------------------------------------
          (.05)              7.84                4.64            133,762
          (.27)              7.54               (8.78)            58,031
          (.18)              8.52              (16.58)            15,307
          (.60)             10.41               (1.72)            12,628
          (.47)             11.20               17.69              6,096
          (.22)              9.95                 .96              3,649
-----------------------------------------------------------------------------
          (.05)              7.81                4.75            182,523
          (.28)              7.51               (8.64)           152,805
          (.21)              8.49              (16.40)           177,992
          (.62)             10.38               (1.50)           193,351
          (.51)             11.17               17.95            167,677
          (.26)              9.94               11.69             62,188
          (.85)              9.14                (.19)             5,307
-----------------------------------------------------------------------------
          (.06)              7.84                4.86            108,514
          (.30)              7.54               (8.37)           108,267
          (.23)              8.52              (16.15)            86,466
          (.61)             10.41                1.59             35,585
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(c)             GROSS(c)          NET ASSETS(b)      TURNOVER RATE
-------------------------------------------------------------------------------
            .25                 .45                 .08                7.19
-------------------------------------------------------------------------------
           1.00                1.20                 .32                7.19
           1.00                1.20                 .51               11.73
           1.00                1.20                 .53               13.12
           1.00                1.25                 .43               40.57
           1.00                1.25                1.50               71.44
-------------------------------------------------------------------------------
            .50                 .70                 .50                7.19
            .50                 .70                 .92               11.73
            .50                 .70                1.02               13.12
            .50                 .75                 .81               40.57
            .50                 .75                1.48               71.44
            .50                 .93                1.35               93.08
-------------------------------------------------------------------------------
            .25                 .45                 .70                7.19
            .25                 .45                1.29               11.73
            .25                 .45                1.30               13.12
            .25                 .50                1.04               40.57
            .25                 .50                1.73               71.44
            .25                 .66                1.88               93.08
            .25                  --(e)              .97               56.88
-------------------------------------------------------------------------------
            .00                 .20                 .84                7.19
            .00                 .20                1.51               11.73
            .00                 .20                1.50               13.12
            .00                 .25                1.15               40.57
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Fund  17

LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED
For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED           $
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    TOTAL INCOME
                                                PERIOD        INCOME (LOSS)(a)(d)    GAIN (LOSS)     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
April 30, 2003 (3)                                8.20                .01                  .44             .45
--------------------------------------------------------------------------------------------------------------------
Class C
April 30, 2003 (1)                                8.33                .10                  .25             .35
October 31, 2002                                  9.04                .12                 (.59)           (.47)
October 31, 2001                                 10.20                .16                (1.09)           (.93)
October 31, 2000 (6)                             10.72                .15                 (.11)            .04
December 31, 1999 (12)                           10.26                .25                  .70             .95
--------------------------------------------------------------------------------------------------------------------
Class D
April 30, 2003 (1)                                8.36                .11                  .27             .38
October 31, 2002                                  9.08                .16                 (.59)           (.43)
October 31, 2001                                 10.25                .21                (1.10)           (.89)
October 31, 2000 (6)                             10.77                .17                 (.09)            .08
December 31, 1999                                10.13                .30                  .84            1.14
December 31, 1998 (11)                           10.22                .24                  .07             .31
--------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                8.35                .13                  .26             .39
October 31, 2002                                  9.06                .19                 (.60)           (.41)
October 31, 2001                                 10.22                .24                (1.11)           (.87)
October 31, 2000 (6)                             10.74                .21                 (.11)            .10
December 31, 1999                                10.12                .30                  .86            1.16
December 31, 1998                                 9.46                .31                  .78            1.09
December 31, 1997 (7)                            10.00                .09                  .02             .11
--------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                8.38                .14                  .26             .40
October 31, 2002                                  9.09                .22                 (.60)           (.38)
October 31, 2001                                 10.25                .28                (1.12)           (.84)
October 31, 2000 (14)                            10.45                .19                  .23             .42
--------------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
---------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
April 30, 2003 (3)                              (.04)               --
---------------------------------------------------------------------------
Class C
April 30, 2003 (1)                              (.10)               --
October 31, 2002                                (.13)             (.11)
October 31, 2001                                (.20)             (.03)
October 31, 2000 (6)                            (.24)             (.32)
December 31, 1999 (12)                          (.37)             (.12)
---------------------------------------------------------------------------
Class D
April 30, 2003 (1)                              (.12)               --
October 31, 2002                                (.18)             (.11)
October 31, 2001                                (.25)             (.03)
October 31, 2000 (6)                            (.28)             (.32)
December 31, 1999                               (.38)             (.12)
December 31, 1998 (11)                          (.37)             (.03)
---------------------------------------------------------------------------
Class E
April 30, 2003 (1)                              (.13)               --
October 31, 2002                                (.19)             (.11)
October 31, 2001                                (.26)             (.03)
October 31, 2000 (6)                            (.30)             (.32)
December 31, 1999                               (.42)             (.12)
December 31, 1998                               (.40)             (.03)
December 31, 1997 (7)                           (.24)             (.41)
---------------------------------------------------------------------------
Class S
April 30, 2003 (1)                              (.14)               --
October 31, 2002                                (.22)             (.11)
October 31, 2001                                (.29)             (.03)
October 31, 2000 (14)                           (.30)             (.32)
---------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 18  Frank Russell Investment Company LifePoints(R) Fund

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(b)(g)          (000)
-----------------------------------------------------------------------------
          (.04)              8.61               5.45               6,495
-----------------------------------------------------------------------------
          (.10)              8.58               4.24             256,718
          (.24)              8.33              (5.42)            186,825
          (.23)              9.04              (9.25)            136,748
          (.56)             10.20                .43              81,188
          (.49)             10.72               9.53              39,325
-----------------------------------------------------------------------------
          (.12)              8.62               4.60             256,825
          (.29)              8.36              (5.01)            121,077
          (.28)              9.08              (8.83)             38,381
          (.60)             10.25                .84              17,296
          (.50)             10.77              11.64               9,075
          (.40)             10.13               3.23               4,953
-----------------------------------------------------------------------------
          (.13)              8.61               4.70             343,225
          (.30)              8.35              (4.73)            269,458
          (.29)              9.06              (8.59)            288,164
          (.62)             10.22               1.04             296,435
          (.54)             10.74              11.80             295,542
          (.43)             10.12              11.66             161,108
          (.65)              9.46               1.04               3,554
-----------------------------------------------------------------------------
          (.14)              8.64               4.81             187,031
          (.33)              8.38              (4.47)            155,977
          (.32)              9.09              (8.35)             96,801
          (.62)             10.25               4.09              36,898
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(c)             GROSS(c)          NET ASSETS(b)      TURNOVER RATE
-------------------------------------------------------------------------------
            .25                 .45                 .16                4.91
-------------------------------------------------------------------------------
           1.00                1.20                1.13                4.91
           1.00                1.20                1.38               12.18
           1.00                1.20                1.71               33.42
           1.00                1.25                1.43               31.70
           1.00                1.25                2.96               64.63
-------------------------------------------------------------------------------
            .50                 .70                1.21                4.91
            .50                 .70                1.75               12.18
            .50                 .70                2.25               33.42
            .50                 .75                1.67               31.70
            .50                 .75                3.07               64.63
            .50                 .86                2.46               78.85
-------------------------------------------------------------------------------
            .25                 .45                1.51                4.91
            .25                 .45                2.17               12.18
            .25                 .45                2.51               33.42
            .25                 .50                2.02               31.70
            .25                 .50                2.89               64.63
            .25                 .61                3.05               78.85
            .25                  --(e)             1.30               29.58
-------------------------------------------------------------------------------
            .00                 .20                1.66                4.91
            .00                 .20                2.40               12.18
            .00                 .20                2.64               33.42
            .00                 .25                2.05               31.70
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Fund  19

LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED
For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED           $
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    TOTAL INCOME
                                                PERIOD        INCOME (LOSS)(a)(d)    GAIN (LOSS)     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
April 30, 2003 (4)                                9.02                .05                 .32              .37
--------------------------------------------------------------------------------------------------------------------
Class C
April 30, 2003 (1)                                9.15                .13                 .18              .31
October 31, 2002                                  9.59                .19                (.38)            (.19)
October 31, 2001                                 10.20                .29                (.58)            (.29)
October 31, 2000 (6)                             10.46                .24                (.02)             .22
December 31, 1999 (13)                           10.15                .32                 .48              .80
--------------------------------------------------------------------------------------------------------------------
Class D
April 30, 2003 (1)                                9.19                .15                 .18              .33
October 31, 2002                                  9.64                .23                (.38)            (.15)
October 31, 2001                                 10.24                .33                (.56)            (.23)
October 31, 2000 (6)                             10.49                .28                (.02)             .26
December 31, 1999                                10.15                .33                 .50              .83
December 31, 1998 (11)                           10.18                .26                 .09              .35
--------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                9.16                .17                 .17              .34
October 31, 2002                                  9.59                .27                (.38)            (.11)
October 31, 2001                                 10.20                .36                (.58)            (.22)
October 31, 2000 (6)                             10.46                .28                  --(f)           .28
December 31, 1999                                10.15                .40                 .46              .86
December 31, 1998                                 9.61                .39                 .57              .96
December 31, 1997 (9)                            10.00                .07                (.08)            (.01)
--------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                9.17                .18                 .18              .36
October 31, 2002                                  9.61                .28                (.38)            (.10)
October 31, 2001                                 10.21                .39                (.58)            (.19)
October 31, 2000 (15)                            10.27                .29                 .19              .48
--------------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
---------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
April 30, 2003 (4)                              (.05)               --
---------------------------------------------------------------------------
Class C
April 30, 2003 (1)                              (.14)               --
October 31, 2002                                (.20)             (.05)
October 31, 2001                                (.30)             (.02)
October 31, 2000 (6)                            (.28)             (.20)
December 31, 1999 (13)                          (.40)             (.09)
---------------------------------------------------------------------------
Class D
April 30, 2003 (1)                              (.16)               --
October 31, 2002                                (.25)             (.05)
October 31, 2001                                (.35)             (.02)
October 31, 2000 (6)                            (.31)             (.20)
December 31, 1999                               (.40)             (.09)
December 31, 1998 (11)                          (.37)             (.01)
---------------------------------------------------------------------------
Class E
April 30, 2003 (1)                              (.17)               --
October 31, 2002                                (.27)             (.05)
October 31, 2001                                (.37)             (.02)
October 31, 2000 (6)                            (.34)             (.20)
December 31, 1999                               (.46)             (.09)
December 31, 1998                               (.41)             (.01)
December 31, 1997 (9)                           (.14)             (.24)
---------------------------------------------------------------------------
Class S
April 30, 2003 (1)                              (.18)               --
October 31, 2002                                (.29)             (.05)
October 31, 2001                                (.39)             (.02)
October 31, 2000 (15)                           (.34)             (.20)
---------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 20  Frank Russell Investment Company LifePoints(R) Fund

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(b)(g)          (000)
-----------------------------------------------------------------------------
          (.05)              9.34               4.13               1,878
-----------------------------------------------------------------------------
          (.14)              9.32               3.39              61,342
          (.25)              9.15              (2.00)             39,694
          (.32)              9.59              (2.87)             20,859
          (.48)             10.20               2.20              10,392
          (.49)             10.46               8.03               4,139
-----------------------------------------------------------------------------
          (.16)              9.36               3.63              93,177
          (.30)              9.19              (1.58)             38,170
          (.37)              9.64              (2.33)              5,545
          (.51)             10.24               2.65               3,157
          (.49)             10.49               8.40               1,367
          (.38)             10.15               3.57               1,780
-----------------------------------------------------------------------------
          (.17)              9.33               3.73              83,932
          (.32)              9.16              (1.22)             66,462
          (.39)              9.59              (2.19)             57,885
          (.54)             10.20               2.81              49,818
          (.55)             10.46               8.65              45,350
          (.42)             10.15              10.19              18,573
          (.38)              9.61               (.06)                385
-----------------------------------------------------------------------------
          (.18)              9.35               3.96              55,019
          (.34)              9.17              (1.08)             45,579
          (.41)              9.61              (1.87)             24,078
          (.54)             10.21               4.09               7,584
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(c)             GROSS(c)          NET ASSETS(b)      TURNOVER RATE
-------------------------------------------------------------------------------
            .24                 .44                 .61                 6.08
-------------------------------------------------------------------------------
           1.00                1.20                1.41                 6.08
           1.00                1.20                2.05                15.16
           1.00                1.20                2.95                42.49
           1.00                1.25                2.30                39.55
           1.00                1.25                3.35               120.04
-------------------------------------------------------------------------------
            .50                 .70                1.48                 6.08
            .50                 .70                2.51                15.16
            .50                 .70                3.39                42.49
            .50                 .75                2.66                39.55
            .50                 .75                3.28               120.04
            .50                1.01                2.65               175.58
-------------------------------------------------------------------------------
            .25                 .45                1.84                 6.08
            .25                 .45                2.84                15.16
            .25                 .45                3.60                42.49
            .25                 .50                2.77                39.55
            .25                 .50                3.87               120.04
            .25                 .94                3.71               175.58
            .25                  --(e)             1.01                 9.66
-------------------------------------------------------------------------------
            .00                 .20                1.95                 6.08
            .00                 .20                2.97                15.16
            .00                 .20                3.97                42.49
            .00                 .25                3.12                39.55
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Fund  21

LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED
For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $
                                           NET ASSET VALUE,           NET            NET REALIZED           $
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    TOTAL INCOME
                                                PERIOD        INCOME (LOSS)(a)(d)    GAIN (LOSS)     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
April 30, 2003 (2)                                9.94                .02                 .18              .20
--------------------------------------------------------------------------------------------------------------------
Class C
April 30, 2003 (1)                                9.90                .11                 .17              .28
October 31, 2002                                 10.10                .28                (.18)             .10
October 31, 2001                                 10.17                .42                (.07)             .35
October 31, 2000 (6)                             10.12                .31                 .07              .38
December 31, 1999 (13)                           10.26                .43                 .04              .47
--------------------------------------------------------------------------------------------------------------------
Class D
April 30, 2003 (1)                                9.97                .13                 .18              .31
October 31, 2002                                 10.17                .33                (.18)             .15
October 31, 2001                                 10.21                .44                (.03)             .41
October 31, 2000 (6)                             10.16                .33                 .09              .42
December 31, 1999                                10.25                .44                 .08              .52
December 31, 1998 (11)                           10.20                .32                 .06              .38
--------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                9.94                .18                 .14              .32
October 31, 2002                                 10.13                .36                (.18)             .18
October 31, 2001                                 10.19                .49                (.07)             .42
October 31, 2000 (6)                             10.14                .34                 .10              .44
December 31, 1999                                10.24                .49                 .06              .55
December 31, 1998                                 9.88                .46                 .29              .75
December 31, 1997 (10)                           10.00                .07                 .07              .14
--------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                9.97                .16                 .17              .33
October 31, 2002                                 10.16                .38                (.18)             .20
October 31, 2001                                 10.21                .55                (.10)             .45
October 31, 2000 (16)                            10.09                .37                 .14              .51
--------------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
---------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
April 30, 2003 (2)                              (.04)               --
---------------------------------------------------------------------------
Class C
April 30, 2003 (1)                              (.12)               --
October 31, 2002                                (.29)             (.01)
October 31, 2001                                (.42)               --
October 31, 2000 (6)                            (.33)               --
December 31, 1999 (13)                          (.56)             (.05)
---------------------------------------------------------------------------
Class D
April 30, 2003 (1)                              (.14)               --
October 31, 2002                                (.34)             (.01)
October 31, 2001                                (.45)               --
October 31, 2000 (6)                            (.37)               --
December 31, 1999                               (.56)             (.05)
December 31, 1998 (11)                          (.33)               --
---------------------------------------------------------------------------
Class E
April 30, 2003 (1)                              (.16)               --
October 31, 2002                                (.36)             (.01)
October 31, 2001                                (.48)               --
October 31, 2000 (6)                            (.39)               --
December 31, 1999                               (.60)             (.05)
December 31, 1998                               (.39)               --
December 31, 1997 (10)                          (.10)             (.16)
---------------------------------------------------------------------------
Class S
April 30, 2003 (1)                              (.16)               --
October 31, 2002                                (.38)             (.01)
October 31, 2001                                (.50)               --
October 31, 2000 (16)                           (.39)               --
---------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 22  Frank Russell Investment Company LifePoints(R) Fund

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(b)(g)          (000)
-----------------------------------------------------------------------------
          (.04)             10.10               1.97                 771
-----------------------------------------------------------------------------
          (.12)             10.06               2.84              43,777
          (.30)              9.90               1.01              24,739
          (.42)             10.10               3.49               9,850
          (.33)             10.17               3.76               2,500
          (.61)             10.12               4.67               1,697
-----------------------------------------------------------------------------
          (.14)             10.14               3.16              59,965
          (.35)              9.97               1.52              25,145
          (.45)             10.17               4.11               3,066
          (.37)             10.21               4.20               1,162
          (.61)             10.16               5.18               1,001
          (.33)             10.25               3.77                 618
-----------------------------------------------------------------------------
          (.16)             10.10               3.20             225,748
          (.37)              9.94               1.79              35,385
          (.48)             10.13               4.21              24,070
          (.39)             10.19               4.44              14,076
          (.65)             10.14               5.54              16,875
          (.39)             10.24               7.70               4,411
          (.26)              9.88               1.36                  23
-----------------------------------------------------------------------------
          (.16)             10.14               3.37              33,171
          (.39)              9.97               2.02              24,953
          (.50)             10.16               4.52              11,429
          (.39)             10.21               5.17               2,643
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
          NET(c)             GROSS(c)          NET ASSETS(b)      TURNOVER RATE
-------------------------------------------------------------------------------
            .25                 .45                 .32                12.61
-------------------------------------------------------------------------------
           1.00                1.20                1.09                12.61
           1.00                1.20                2.78                35.08
           1.00                1.20                4.20                54.86
           1.00                1.25                3.04                53.89
           1.00                1.25                4.77               125.01
-------------------------------------------------------------------------------
            .50                 .70                1.24                12.61
            .50                 .70                3.33                35.08
            .50                 .70                4.06                54.86
            .50                 .75                3.27                53.89
            .50                 .75                4.24               125.01
            .50                1.73                3.09               169.79
-------------------------------------------------------------------------------
            .25                 .45                1.65                12.61
            .25                 .45                3.54                35.08
            .25                 .45                4.83                54.86
            .25                 .50                3.40                53.89
            .25                 .50                4.76               125.01
            .25                2.50                4.41               169.79
            .25                  --(e)              .67                 0.00
-------------------------------------------------------------------------------
            .00                 .20                1.57                12.61
            .00                 .20                3.79                35.08
            .00                 .20                5.49                54.86
            .00                 .25                3.71                53.89
-------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                         Frank Russell Investment Company LifePoints(R) Fund  23

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
LIFEPOINTS
(1)   For the six months ended April 30, 2003 (Unaudited).
(2) For the period March 3, 2003 (commencement of operations) to April 30, 2003 (Unaudited).
(3) For the period March 4, 2003 (commencement of operations) to April 30, 2003 (Unaudited).
(4) For the period March 5, 2003 (commencement of operations) to April 30, 2003 (Unaudited).
(5) For the period March 10, 2003 (commencement of operations) to April 30, 2003 (Unaudited).
(6)   For the ten months ended October 31, 2000.
(7) For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(8) For the period September 30, 1997 (commencement of operations) to December 31, 1997.
(9) For the period October 2, 1997 (commencement of operations) to December 31, 1997.
(10) For the period November 7, 1997 (commencement of operations) to December 31, 1997.
(11)  For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(12)  For the period January 29, 1999 (commencement of sale) to December 31,
      1999.
(13)  For the period February 11, 1999 (commencement of sale) to December 31,
      1999.
(14)  For the period January 31, 2000 (commencement of sale) to October 31,
      2000.
(15)  For the period February 1, 2000 (commencement of sale) to October 31,
      2000.
(16)  For the period February 14, 2000 (commencement of sale) to October 31,
      2000.
(a) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(f)   Less than $.01 per share for the period.
(g) Class A returns exclude the effects of sales charges. If sales charges were included, the total return would be lower.

See accompanying notes which are an integral part of the financial statements.

 24  Frank Russell Investment Company LifePoints(R) Fund

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 32 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                                    ASSET ALLOCATION TARGETS
                                -------------------------------------------------------------------------------------------------
                                EQUITY AGGRESSIVE      AGGRESSIVE           BALANCED            MODERATE          CONSERVATIVE
                                    STRATEGY            STRATEGY            STRATEGY            STRATEGY            STRATEGY
 ASSET CLASS/UNDERLYING FUNDS         FUND                FUND                FUND                FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity            30%                 21%                 16%                 11%                  5%
         Special Growth                10                  11                   5                   2                  --
         Quantitative Equity           30                  21                  16                  11                   6
         Real Estate
           Securities                   5                   5                   5                   5                   5
      International Equities
         International
           Securities                  20                  19                  14                   9                   5
         Emerging Markets               5                   5                   3                   2                   1
   Bonds
         Diversified Bond              --                  --                  25                  27                  18
         Short Term Bond               --                  --                  --                  33                  60
         Multistrategy Bond            --                  18                  16                  --                  --

   Objectives of the Underlying Funds:

   Diversified Equity Fund

   To provide income and capital growth by investing principally in equity securities.

   Special Growth Fund

   To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

   Quantitative Equity Fund

   To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

   Real Estate Securities Fund

   To generate a high level of total return through above average current income while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

   International Securities Fund

   To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

                                               Notes to Financial Statements  25

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Emerging Markets Fund

   To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Diversified Bond Fund

   To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   Short Term Bond Fund

   The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   Multistrategy Bond Fund

   To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   Investments in Underlying Funds and the Frank Russell Investment Company Money Market Fund are valued at the net asset value per share of each Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

 26  Notes to Financial Statements

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   Expenses are allocated based principally upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

   Class Allocation

   The Funds offer the following classes of shares: Class A, Class C, Class D, Class E and Class S. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2003, purchases and sales of the Underlying Funds (excluding the Frank Russell Investment Company Money Market Fund) were as follows:

                                               PURCHASES               SALES
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy             $        84,333,263   $        32,786,193
   Aggressive Strategy                            154,687,942            34,692,949
   Balanced Strategy                              325,636,435            42,896,203
   Moderate Strategy                              113,391,367            14,461,187
   Conservative Strategy                          268,880,656            21,527,128

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Funds are charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the period ended April 30, 2003, the Advisor contractually agreed to waive the advisory fee. The administrative fees were charged to the Underlying Funds in accordance with the Special Servicing Agreements discussed below.

   No LifePoints Fund will bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisor (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. The Underlying Funds have borne this expense.

                                               Notes to Financial Statements  27

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class A, Class C, Class D, and Class E shares of the Funds.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class D shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A or Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C, Class D, and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C, Class D, and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A shares, Class C and Class D shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C and Class D shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD. For the period ended April 30, 2003, the sales commissions paid to the distributors for the sale of Class A shares are as follows:

                                       AGGREGATE       CLASS A FRONT-END
                                    FRONT-END SALES      SALES CHARGES
                                       CHARGES ON         RETAINED BY
                                     CLASS A SHARES       DISTRIBUTOR
   ---------------------------------------------------------------------
   Equity Aggressive Strategy       $          9,985   $          1,668
   Aggressive Strategy                        67,694             12,964
   Balanced Strategy                         140,084             30,544
   Moderate Strategy                          39,107              9,072
   Conservative Strategy                      22,743              4,724

   Accrued Shareholder Servicing and Distribution fees payable to affiliates as of April 30, 2003 were as follows:


   -------------------------------------------------------
   Equity Aggressive Strategy             $         95,965
   Aggressive Strategy                             189,520
   Balanced Strategy                               369,927
   Moderate Strategy                                99,592
   Conservative Strategy                           102,317
                                          ----------------
                                          $        857,321
                                          ================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

 28  Notes to Financial Statements

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At October 31, 2002, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                              10/31/10
   -------------------------------------------------------
   Equity Aggressive Strategy             $      2,589,445
   Aggressive Strategy                           1,252,665
   Balanced Strategy                             1,029,884
   Moderate Strategy                                76,976
   Conservative Strategy                             5,909

   At April 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                          EQUITY
                                        AGGRESSIVE         AGGRESSIVE          BALANCED           MODERATE         CONSERVATIVE
                                         STRATEGY           STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    391,550,882   $    647,308,777   $  1,116,050,005   $    296,777,726   $    357,867,751
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $      2,127,300   $      9,695,131   $     23,700,499   $      4,164,550   $      4,627,671
   Unrealized Depreciation                (80,206,916)       (95,072,266)       (93,855,692)        (6,922,067)                --
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                  $    (78,079,616)  $    (85,377,135)  $    (70,155,193)  $     (2,757,517)  $      4,627,671
                                     ================   ================   ================   ================   ================

                                               Notes to Financial Statements  29

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS

   Share transactions for the period ended April 30, 2003 and year ended October 31, 2002, were as follows:

                                                                 SHARES                               DOLLARS (000)
   EQUITY AGGRESSIVE STRATEGY                           2003                2002                2003                2002
      Class A
      Proceeds from shares sold                              39,937                  --   $             263   $              --
      Proceeds from reinvestment of
         distributions                                           49                  --                  --                  --
      Payments for shares redeemed                             (144)                 --                  (2)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                39,842                  --                 261                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                           2,268,447           3,170,588              14,879              24,179
      Proceeds from reinvestment of
         distributions                                       11,521              97,374                  77                 794
      Payments for shares redeemed                         (910,178)         (1,727,678)             (5,923)            (12,780)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             1,369,790           1,540,284               9,033              12,193
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                           6,209,736           4,984,413              41,708              38,431
      Proceeds from reinvestment of
         distributions                                       24,639              34,497                 165                 284
      Payments for shares redeemed                         (530,255)         (1,199,689)             (3,554)             (9,646)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             5,704,120           3,819,221              38,319              29,069
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                           3,601,277           4,918,866              24,003              38,037
      Proceeds from reinvestment of
         distributions                                       79,227             399,924                 530               3,269
      Payments for shares redeemed                       (2,495,955)         (8,791,249)            (16,630)            (68,638)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             1,184,549          (3,472,459)              7,903             (27,332)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           4,308,003           8,093,826              29,376              64,674
      Proceeds from reinvestment of
         distributions                                       58,659             174,482                 396               1,425
      Payments for shares redeemed                       (4,848,973)         (5,526,598)            (32,864)            (43,319)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (482,311)          2,741,710              (3,092)             22,780
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                           7,815,990           4,628,756   $          52,424   $          36,710
                                                  =================   =================   =================   =================

 30  Notes to Financial Statements

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   AGGRESSIVE STRATEGY                                  2003                2002                2003                2002
      Class A
      Proceeds from shares sold                             311,349                  --   $           2,366   $              --
      Proceeds from reinvestment of
         distributions                                          229                  --                   2                  --
      Payments for shares redeemed                               --                  --                  --                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               311,578                  --               2,368                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                           5,199,279           6,638,024              39,087              55,472
      Proceeds from reinvestment of
         distributions                                       55,234             258,714                 418               2,241
      Payments for shares redeemed                       (1,469,038)         (2,749,042)            (10,904)            (22,688)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             3,785,475           4,147,696              28,601              35,025
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                          10,104,835           7,297,961              76,768              60,867
      Proceeds from reinvestment of
         distributions                                       72,040              82,110                 546                 689
      Payments for shares redeemed                         (806,326)         (1,477,358)             (6,067)            (12,466)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             9,370,549           5,902,713              71,247              49,090
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                           6,081,608           7,139,018              45,738              59,775
      Proceeds from reinvestment of
         distributions                                      154,323             667,455               1,165               5,732
      Payments for shares redeemed                       (3,212,538)         (8,442,741)            (24,039)            (70,839)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             3,023,393            (636,268)             22,864              (5,332)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           4,153,888           9,109,560              31,418              77,981
      Proceeds from reinvestment of
         distributions                                      120,514             387,584                 913               3,311
      Payments for shares redeemed                       (4,796,237)         (5,287,865)            (36,733)            (44,446)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (521,835)          4,209,279              (4,402)             36,846
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                          15,969,160          13,623,420   $         120,678   $         115,629
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  31

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   BALANCED STRATEGY                                    2003                2002                2003                2002
      Class A
      Proceeds from shares sold                             753,697                  --   $           6,332   $              --
      Proceeds from reinvestment of
         distributions                                        1,170                  --                  10                  --
      Payments for shares redeemed                             (141)                 --                  (1)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               754,726                  --               6,341                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                          10,229,338          11,006,385              85,175              98,075
      Proceeds from reinvestment of
         distributions                                      294,561             445,617               2,459               3,989
      Payments for shares redeemed                       (3,045,652)         (4,142,875)            (25,372)            (36,522)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             7,478,247           7,309,127              62,262              65,542
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                          16,279,518          13,407,893             136,702             118,861
      Proceeds from reinvestment of
         distributions                                      309,538             220,441               2,592               1,944
      Payments for shares redeemed                       (1,272,351)         (3,376,164)            (10,588)            (30,151)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                            15,316,705          10,252,170             128,706              90,654
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                          12,836,318          10,969,457             107,430              99,091
      Proceeds from reinvestment of
         distributions                                      528,585           1,052,019               4,421               9,433
      Payments for shares redeemed                       (5,764,713)        (11,550,666)            (48,185)           (103,353)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             7,600,190             470,810              63,666               5,171
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           6,972,639          14,378,612              58,593             130,551
      Proceeds from reinvestment of
         distributions                                      322,022             532,016               2,701               4,758
      Payments for shares redeemed                       (4,260,730)         (6,937,213)            (35,922)            (61,828)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             3,033,931           7,973,415              25,372              73,481
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                          34,183,844          26,005,522   $         286,347   $         234,848
                                                  =================   =================   =================   =================

 32  Notes to Financial Statements

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   MODERATE STRATEGY                                    2003                2002                2003                2002
      Class A
      Proceeds from shares sold                             200,826                  --   $           1,830   $              --
      Proceeds from reinvestment of
         distributions                                          865                  --                   8                  --
      Payments for shares redeemed                             (596)                 --                  (6)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               201,095                  --               1,832                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                           2,921,042           2,997,562              26,716              28,228
      Proceeds from reinvestment of
         distributions                                       73,108              74,523                 668                 703
      Payments for shares redeemed                         (752,601)           (908,737)             (6,832)             (8,549)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             2,241,549           2,163,348              20,552              20,382
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                           6,793,252           3,920,529              62,498              37,092
      Proceeds from reinvestment of
         distributions                                      118,433              54,422               1,086                 510
      Payments for shares redeemed                       (1,114,611)           (397,773)            (10,216)             (3,748)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             5,797,074           3,577,178              53,368              33,854
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                           2,877,989           4,110,364              26,341              38,700
      Proceeds from reinvestment of
         distributions                                      145,638             206,031               1,332               1,949
      Payments for shares redeemed                       (1,286,128)         (3,093,143)            (11,730)            (29,477)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             1,737,499           1,223,252              15,943              11,172
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           2,546,686           3,994,281              23,307              38,041
      Proceeds from reinvestment of
         distributions                                       97,858             124,651                 896               1,176
      Payments for shares redeemed                       (1,728,363)         (1,655,567)            (15,925)            (15,606)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               916,181           2,463,365               8,278              23,611
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                          10,893,398           9,427,143   $          99,973   $          89,019
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  33

LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   CONSERVATIVE STRATEGY                                2003                2002                2003                2002
      Class A
      Proceeds from shares sold                              76,214                  --   $             762   $              --
      Proceeds from reinvestment of
         distributions                                           96                  --                   1                  --
      Payments for shares redeemed                               (2)                 --                  --                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                76,308                  --                 763                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                           2,371,634           1,978,490              23,517              19,731
      Proceeds from reinvestment of
         distributions                                       34,456              41,764                 341                 416
      Payments for shares redeemed                         (553,530)           (497,210)             (5,490)             (4,990)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             1,852,560           1,523,044              18,368              15,157
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                           3,556,580           3,711,795              35,590              37,214
      Proceeds from reinvestment of
         distributions                                       52,597              38,474                 525                 385
      Payments for shares redeemed                         (215,134)         (1,530,811)             (2,150)            (15,263)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             3,394,043           2,219,458              33,965              22,336
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                          20,937,268           2,864,835             209,113              28,825
      Proceeds from reinvestment of
         distributions                                      128,027             107,424               1,275               1,074
      Payments for shares redeemed                       (2,278,950)         (1,788,364)            (22,859)            (17,963)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                            18,786,345           1,183,895             187,529              11,936
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           2,066,783           2,333,867              20,639              23,469
      Proceeds from reinvestment of
         distributions                                       40,411              60,469                 403                 605
      Payments for shares redeemed                       (1,337,799)         (1,016,302)            (13,425)            (10,233)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               769,395           1,378,034               7,617              13,841
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                          24,878,651           6,304,431   $         248,242   $          63,270
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 24, 2003. The Investment Company did not have any drawdowns during the period ended April 30, 2003.

8. BENEFICIAL INTEREST

   As of April 30, 2003, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                   %                     %
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy                    28.0                  12.0
   Aggressive Strategy                           20.6                  17.0
   Balanced Strategy                             19.2                  17.2
   Moderate Strategy                             25.3                  13.6
   Conservative Strategy                         48.9                  13.3

 34  Notes to Financial Statements

LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              37         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  37         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                                       Distributors, Inc. and
  98402-1616                                               FRIMCo
                                                         - Trustee, President and
                                                           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Trustee and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board,              37         None
  Phillips,           2002              successor is       President, CEO and Director,
  Born January 20,                      duly elected       FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC and Frank
  909 A Street                                             Russell Capital Inc.
  Tacoma, Washington                                     - Director/Chairman, Frank
  98402-1616                                               Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  35

LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         37         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  37         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  37         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         37         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           37         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  37         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  37         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 36  Disclosure of Information about Fund Directors

LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               37         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  37         None
 Born October 2,      2002              successor is     - 1997 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  37

LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company)
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Investment Officer, Frank Russell Trust Company
                                since 1991                         - Director, FRIMCo and Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson               Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 38  Disclosure of Information about Fund Directors

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Sharon L. Hammel, Director of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate
   General Counsel
 Deedra S. Walkey, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Stephen J. Meyer, Assistant Treasurer
 Amy L. Osler, Assistant Secretary

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS

Diversified Equity Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Strong Capital Management, Inc., Menomonee Falls, WI
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA
 Westpeak Global Advisors, L.P., Boulder, CO

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, a unit of the Investment Management Division of
   Goldman Sachs & Co., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  39

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

International Securities Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Managers Limited, London, England
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
   Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Term Bond Fund
 BlackRock Financial Management, Inc., New York, NY
 Merganser Capital Management L.P., Cambridge, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

Diversified Bond Fund
 Lincoln Capital Fixed Income Management Company, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Multistrategy Bond Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investments, LP, West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 40  Manager, Money Managers and Service Providers

                  This page has been intentionally left blank.

                  This page has been intentionally left blank.

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-071 (1 04/03)

                                                FRANK RUSSELL INVESTMENT COMPANY


[FRANK RUSSELL INVESTMENT COMPANY GRAPHIC]

INSTITUTIONAL FUNDS

2003 SEMIANNUAL REPORT


CLASS E, I, AND Y SHARES

EQUITY I FUND
EQUITY II FUND
EQUITY III FUND
EQUITY Q FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND



CLASS C, E, AND S SHARES


EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND

CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND
SELECT VALUE FUND


APRIL 30, 2003


                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 32 different investment portfolios. These financial statements report on twelve Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                        Frank Russell Investment Company

                              Institutional Funds

                               Semiannual Report

                                 April 30, 2003

                               Table of Contents

                                                                           Page
Equity I Fund.......................................................         3

Equity II Fund......................................................        10

Equity III Fund.....................................................        19

Equity Q Fund.......................................................        24

International Fund..................................................        30

Fixed Income I Fund.................................................        43

Fixed Income III Fund...............................................        60

Emerging Markets Fund...............................................        75

Real Estate Securities Fund.........................................        83

Short Term Bond Fund................................................        85

Select Growth Fund..................................................        95

Select Value Fund...................................................        99

Statement of Assets and Liabilities.................................       104

Statement of Operations.............................................       108

Statement of Changes in Net Assets..................................       110

Financial Highlights................................................       114

Notes to Statement of Net Assets....................................       127

Notes to Financial Statements.......................................       128

Disclosure of Information about Fund Directors......................       145

Manager, Money Managers and Service Providers.......................       149

Frank Russell Investment Company - Institutional Funds

Copyright (c) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

EQUITY I FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.6%
Auto and Transportation - 2.1%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                     3              67
Autoliv, Inc.                                              10             248
Burlington Northern Santa Fe Corp.                         28             790
Canadian National Railway Co.                               3             126
CH Robinson Worldwide, Inc.                                 4             143
Cooper Tire & Rubber Co.                                   10             137
CSX Corp.                                                   7             208
Dana Corp.                                                 36             334
Delphi Corp.                                               43             358
FedEx Corp.                                                55           3,306
Ford Motor Co.                                             39             406
General Motors Corp.                                       13             476
Genuine Parts Co.                                           4             115
Goodyear Tire & Rubber Co. (The)                           21             122
Harley-Davidson, Inc.                                      16             709
JB Hunt Transport Services, Inc. (AE)                       2              83
JetBlue Airways Corp. (AE)                                  6             192
Norfolk Southern Corp.                                     25             524
Paccar, Inc.                                               14             807
Ryanair Holdings PLC - ADR (AE)                            10             389
Skywest, Inc.                                              14             173
Southwest Airlines Co.                                     79           1,261
Swift Transportation Co., Inc. (AE)                         1              26
Tidewater, Inc.                                             1              38
Union Pacific Corp.                                        15             880
United Parcel Service, Inc. Class B                        31           1,920
Visteon Corp.                                              56             394
                                                                 ------------
                                                                       14,232
                                                                 ------------

Consumer Discretionary - 14.9%
Abercrombie & Fitch Co. Class A (AE)                       38           1,259
Accenture, Ltd. Class A (AE)                                9             146
Allied Waste Industries, Inc. (AE)                          6              52
AOL Time Warner, Inc. (AE)                                 96           1,309
Apollo Group, Inc. Class A (AE)                            26           1,431
Avon Products, Inc.                                        14             809
Banta Corp.                                                 2              47
BearingPoint, Inc. (AE)                                     2              18
Bed Bath & Beyond, Inc. (AE)                               32           1,250
Belo Corp. Class A                                          4              79
Best Buy Co., Inc. (AE)                                    45           1,566
Black & Decker Corp.                                        3             129
Blyth, Inc.                                                 3              89
Boyd Gaming Corp. (AE)                                     45             643
Callaway Golf Co.                                           6              81
Career Education Corp. (AE)                                 5             301
Carnival Corp.                                              3              83
Cendant Corp. (AE)                                         27             388
Chico's FAS, Inc. (AE)                                     36             876
Circuit City Stores, Inc.                                  16              92

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Claire's Stores, Inc.                                       3              70
Clear Channel Communications, Inc. (AE)                    66           2,566
Coach, Inc. (AE)                                           23             983
Convergys Corp. (AE)                                        6             104
Corinthian Colleges, Inc. (AE)                              9             412
Costco Wholesale Corp. (AE)                                33           1,125
Darden Restaurants, Inc.                                    3              59
Dollar General Corp.                                       10             148
DoubleClick, Inc. (AE)                                      4              32
Eastman Kodak Co.                                           8             248
eBay, Inc. (AE)                                            33           3,099
EchoStar Communications Corp. (AE)                         14             421
Electronic Arts, Inc. (AE)                                 73           4,353
Family Dollar Stores                                       14             488
Federated Department Stores                                57           1,749
Fisher Scientific International (AE)                        4             125
Four Seasons Hotels, Inc.                                  50           1,501
Fox Entertainment Group, Inc. Class A (AE)                  2              55
Gannett Co., Inc.                                          66           4,980
Gemstar-TV Guide International, Inc. (AE)                  22              87
Gillette Co. (The)                                         84           2,543
Harman International Industries, Inc.                      10             666
Harrah's Entertainment, Inc. (AE)                           6             246
Hearst-Argyle Television, Inc. Class C (AE)                 4              92
Hilton Hotels Corp.                                         6              83
Hollywood Entertainment Corp. (AE)                          2              28
Home Depot, Inc.                                          133           3,738
Hughes Electronics Corp. Class H (AE)                       8              91
International Game Technology (AE)                          6             518
ITT Educational Services, Inc. (AE)                         3              74
Jones Apparel Group, Inc. (AE)                              6             178
Kimberly-Clark Corp.                                       29           1,448
Knight-Ridder, Inc.                                         4             228
Kohl's Corp. (AE)                                         105           5,959
Landry's Restaurants, Inc.                                  3              47
Liberty Media Corp. Class A (AE)                           72             791
Liz Claiborne, Inc.                                         3              90
Lowe's Cos., Inc.                                          63           2,783
Manpower, Inc.                                              6             191
Marriott International, Inc. Class A                       36           1,278
Mattel, Inc.                                               16             342
May Department Stores Co. (The)                            22             467
Maytag Corp.                                                2              40
McDonald's Corp.                                           54             919
McGraw-Hill Cos., Inc. (The)                                8             444
Media General, Inc. Class A                                 1              50
Meredith Corp.                                              4             166
MGM Mirage (AE)                                            31             881
New York Times Co. Class A                                  1              60
Newell Rubbermaid, Inc.                                   102           3,121



                                                                Equity I Fund  3

EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nike, Inc. Class B                                         32           1,737
Nordstrom, Inc.                                             7             114
Office Depot, Inc. (AE)                                     7              91
Omnicom Group                                              30           1,870
Pacific Sunwear Of California (AE)                          7             151
Park Place Entertainment Corp. (AE)                        12              91
Petsmart, Inc. (AE)                                         2              36
PF Chang's China Bistro, Inc. (AE)                          3             134
Pittston Brink's Group                                      1              14
Reed Elsevier PLC - ADR                                    27             887
Ross Stores, Inc.                                           2              72
RR Donnelley & Sons Co.                                    11             212
Sears Roebuck and Co.                                      40           1,134
ServiceMaster Co. (The)                                    23             207
Snap-On, Inc. Class C                                       4             114
Stanley Works (The)                                         3              83
Staples, Inc. (AE)                                          3              63
Starwood Hotels & Resorts Worldwide, Inc.                  18             470
Take-Two Interactive Softwar (AE)                           5             115
Talbots, Inc.                                               3              75
Target Corp.                                                3             110
Tiffany & Co.                                              52           1,454
TJX Cos., Inc.                                             11             212
Toro Co.                                                    2              90
Toys R US, Inc. (AE)                                        9              88
Tribune Co.                                                54           2,633
University of Phoenix Online (AE)                          12             530
Univision Communications, Inc. Class A (AE)                22             666
USA Interactive (AE)                                       50           1,501
Valassis Communications, Inc. (AE)                          2              45
VF Corp.                                                   11             432
Viacom, Inc. Class B (AE)                                 170           7,386
Viad Corp.                                                 --               6
Wal-Mart Stores, Inc.                                     159           8,967
Wallace Computer Services, Inc.                             2              44
Walt Disney Co.                                           312           5,829
Washington Post Class B                                    --             131
Waste Management, Inc.                                     13             279
Whirlpool Corp.                                             6             299
Wynn Resorts, Ltd. (AE)                                    --               2
Yahoo, Inc. (AE)                                           29             708
Yum! Brands, Inc. (AE)                                      4              94
                                                                 ------------
                                                                       99,991
                                                                 ------------

Consumer Staples - 7.2%
Albertson's, Inc.                                          25             503
Altria Group, Inc.                                        130           4,002
Anheuser-Busch Cos., Inc. Class C                          45           2,239
Brown-Forman Corp. Class B                                  3             191
Campbell Soup Co.                                           4              90
Clorox Co.                                                  3             132

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Coca-Cola Co. (The)                                       143           5,760
Coca-Cola Enterprises, Inc.                                 6             110
Colgate-Palmolive Co.                                      87           4,997
ConAgra Foods, Inc.                                        56           1,179
Constellation Brands, Inc. Class A (AE)                     2              56
Coors (Adolph) Class B                                      2              80
CVS Corp.                                                   2              56
Del Monte Foods Co. (AE)                                    7              54
Diageo PLC - ADR                                            8             372
Dial Corp. (The)                                           12             255
General Mills, Inc.                                         3             126
Hershey Foods Corp.                                         2             157
HJ Heinz Co.                                               28             845
JM Smucker Co. (The)                                        3             108
Kellogg Co.                                                63           2,069
Kroger Co. (AE)                                            52             743
Pepsi Bottling Group, Inc.                                  6             119
PepsiAmericas, Inc.                                         2              23
PepsiCo, Inc.                                             155           6,723
Procter & Gamble Co.                                      140          12,583
RJ Reynolds Tobacco Holdings, Inc.                         13             363
Safeway, Inc. (AE)                                         23             377
Sara Lee Corp.                                             28             477
Supervalu, Inc.                                            33             543
Systemco Corp.                                              9             270
Tyson Foods, Inc. Class A                                  18             177
Unilever NV Class S                                         4             252
UST, Inc.                                                  14             435
Walgreen Co.                                               44           1,371
Whole Foods Market, Inc. (AE)                               9             534
WM Wrigley Jr Co.                                           4             221
                                                                 ------------
                                                                       48,592
                                                                 ------------

Financial Services - 20.5%
ACE, Ltd.                                                   8             275
Affiliated Computer Services, Inc. Class A (AE)            18             840
Aflac, Inc.                                                 5             167
Allstate Corp. (The)                                       74           2,805
AMBAC Financial Group, Inc.                                 1              85
American Express Co.                                       95           3,615
American Financial Group, Inc.                              1              14
American International Group                              120           6,934
AmSouth Bancorp                                            21             438
Annaly Mortgage Management, Inc. (o)                        2              36
AON Corp.                                                  --               6
Archstone-Smith Trust (o)                                  24             543
Arden Realty, Inc. (o)                                      4              88
Astoria Financial Corp.                                     4              92
Automatic Data Processing                                   7             232
Bank of America Corp.                                     128           9,484
Bank of New York Co., Inc. (The)                            1              24
Bank One Corp.                                             67           2,422

4  Equity I Fund

EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banknorth Group, Inc.                                       3              66
BB&T Corp.                                                  9             300
Bear Stearns Cos., Inc. (The)                               6             381
Capital One Financial Corp.                                 6             260
CarrAmerica Realty Corp. (o)                               10             250
Charles Schwab Corp. (The)                                 95             824
Charter One Financial, Inc.                                19             539
Chelsea Property Group, Inc. (o)                            2              67
Chubb Corp.                                                43           2,279
Cigna Corp.                                                18             961
Cincinnati Financial Corp.                                  2              88
Citigroup, Inc.                                           535          21,018
CNA Financial Corp. (AE)                                    2              48
Comerica, Inc.                                             13             564
Commerce Bancorp, Inc.                                      8             305
Compass Bancshares, Inc.                                    1              40
Countrywide Financial Corp.                                 6             399
Crescent Real Estate Equities Co. (o)                       1              13
Doral Financial Corp.                                      19             760
DST Systems, Inc. (AE)                                      1              45
Duke Realty Corp. (o)                                       9             250
Equity Office Properties Trust (o)                         36             946
Equity Residential (o)                                     14             360
Fannie Mae                                                 74           5,369
Federal Realty Investement Trust (o)                        2              68
Federated Investors, Inc. Class B                          12             341
Fidelity National Financial, Inc.                           4             135
First Data Corp.                                           59           2,313
First Tennessee National Corp.                              5             219
FirstMerit Corp.                                           --               6
FleetBoston Financial Corp.                               178           4,715
Freddie Mac                                                31           1,775
Golden West Financial Corp.                                 3             253
Goldman Sachs Group, Inc.                                  68           5,164
Greenpoint Financial Corp.                                  4             180
H&R Block, Inc.                                            10             384
Hartford Financial Services Group, Inc.                    22             905
Hibernia Corp. Class A                                      5              89
Highwoods Properties, Inc. (o)                              6             119
HRPT Properties Trust (o)                                   2              21
Hudson United Bancorp                                       1              22
Huntington Bancshares, Inc.                                17             333
Independence Community Bank                                --               7
iStar Financial, Inc. (o)                                  --              10
Jefferson-Pilot Corp.                                       1              44
John Hancock Financial Services, Inc.                      73           2,110
JP Morgan Chase & Co.                                     142           4,168
Keycorp                                                    36             876
LaBranche & Co., Inc.                                       4              68
Landamerica Financial Group, Inc.                           1              37
Lehman Brothers Holdings, Inc.                             49           3,106
Liberty Property Trust (o)                                  2              71
Lincoln National Corp.                                      8             251

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Loews Corp.                                                 7             272
Macerich Co. (The) (o)                                      2              66
Marsh & McLennan Cos., Inc.                                31           1,473
MBIA, Inc.                                                  7             304
Mellon Financial Corp.                                     64           1,690
Merrill Lynch & Co., Inc.                                  60           2,480
Metlife, Inc.                                              44           1,259
MGIC Investment Corp.                                       7             318
Moody's Corp.                                               2              92
Morgan Stanley                                             89           3,979
National City Corp.                                        47           1,410
National Commerce Financial Corp.                           2              49
Nationwide Financial Services                               2              56
New York Community Bancorp, Inc.                            7             240
Old Republic International Corp.                           11             324
Paychex, Inc.                                              56           1,746
PMI Group, Inc. (The)                                      26             789
PNC Financial Services Group, Inc.                         18             788
Popular, Inc.                                              --              11
Principal Financial Group                                  17             489
Progressive Corp. (The)                                     1              75
Protective Life Corp.                                       2              50
Prudential Financial, Inc.                                  5             163
Radian Group, Inc.                                         24             949
Regions Financial Corp.                                    11             364
Rouse Co. (The) (o)                                         5             164
Ryder System, Inc.                                          6             157
Safeco Corp.                                               11             421
Simon Property Group, Inc. (o)                              5             195
SLM Corp.                                                  45           5,054
SouthTrust Corp.                                           36             975
Sovereign Bancorp, Inc.                                    14             209
St Paul Cos                                                17             581
Sungard Data Systems, Inc. (AE)                             5             104
SunTrust Banks, Inc.                                       30           1,690
TCF Financial Corp.                                         5             217
Torchmark Corp.                                             3             132
Travelers Property Casualty Corp. (AE)                     12             284
Travelers Property Casualty Corp. Class A                  50             813
Travelers Property Casualty Corp. Class B                  28             450
Trizec Properties, Inc. (o)                                 7              69
Union Planters Corp.                                        6             163
UnionBanCal Corp.                                           8             320
United Rentals, Inc. (AE)                                   7              72
UnumProvident Corp.                                        19             219
US Bancorp                                                 98           2,168
Vornado Realty Trust (o)                                   --              16
Wachovia Corp.                                            102           3,884
Washington Mutual, Inc.                                   104           4,117
Wells Fargo & Co.                                          71           3,445

 6  Equity I Fund

EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WR Berkley Corp.                                            7             320
XL Capital, Ltd. Class A                                    1             119
                                                                 ------------
                                                                      137,816
                                                                 ------------

Health Care - 15.6%
Abbott Laboratories                                        34           1,400
Aetna, Inc.                                                37           1,857
Alcon, Inc.                                                11             485
AmerisourceBergen Corp.                                     5             302
Amgen, Inc. (AE)                                          183          11,218
Anthem, Inc. (AE)                                           7             487
Baxter International, Inc.                                  3              67
Beckman Coulter, Inc.                                       5             188
Becton Dickinson & Co.                                      6             223
Boston Scientific Corp. (AE)                               49           2,113
Bristol-Myers Squibb Co.                                   61           1,547
Cardinal Health, Inc.                                       3             155
CR Bard, Inc.                                               2             133
CuraGen Corp. (AE)                                          1               7
DaVita, Inc. (AE)                                           1              28
Eli Lilly & Co.                                            59           3,738
Forest Laboratories, Inc. (AE)                             68           3,512
Genentech, Inc. (AE)                                       45           1,701
Genzyme Corp.-General Division (AE)                        25           1,007
Gilead Sciences, Inc. (AE)                                 41           1,906
Guidant Corp.                                              10             377
HCA, Inc.                                                  36           1,153
Health Management Associates, Inc. Class A                 17             292
Healthsouth Corp. (AE)                                     12               2
Humana, Inc. (AE)                                          58             637
Idec Pharmaceuticals Corp. (AE)                            19             624
Johnson & Johnson                                         258          14,565
King Pharmaceuticals, Inc. (AE)                             5              59
Laboratory Corp. of America Holdings (AE)                  61           1,800
McKesson Corp.                                             70           1,940
Medimmune, Inc. (AE)                                       49           1,736
Medtronic, Inc.                                            94           4,492
Merck & Co., Inc.                                          73           4,243
Mid Atlantic Medical Services (AE)                         --              19
Mylan Laboratories                                         15             430
Novartis AG - ADR                                          22             884
Odyssey HealthCare, Inc. (AE)                               2              59
Perrigo Co.                                                 3              38
Pfizer, Inc.                                              648          19,921
Pharmaceutical Resources, Inc. (AE)                         2              92
Quest Diagnostics (AE)                                     30           1,770
Quintiles Transnational Corp. (AE)                          1              12
Renal Care Group, Inc. (AE)                                --               9
Schering-Plough Corp.                                      65           1,169
St Jude Medical, Inc. (AE)                                 47           2,462
Steris Corp. (AE)                                          --               6

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stryker Corp.                                               1              94
Teva Pharmaceutical Industries - ADR                       30           1,422
UnitedHealth Group, Inc.                                   69           6,320
WellPoint Health Networks (AE)                              8             585
Wyeth                                                      86           3,742
Zimmer Holdings, Inc. (AE)                                 39           1,848
                                                                 ------------
                                                                      104,876
                                                                 ------------

Integrated Oils - 3.9%
Amerada Hess Corp.                                          8             378
BP PLC - ADR                                               38           1,448
ChevronTexaco Corp.                                        48           3,023
ConocoPhillips                                             66           3,336
Exxon Mobil Corp.                                         428          15,051
Kerr-McGee Corp.                                            5             189
Marathon Oil Corp.                                         20             462
Occidental Petroleum Corp.                                 36           1,072
Total Fina Elf SA - ADR                                     3             223
Unocal Corp.                                               25             697
                                                                 ------------
                                                                       25,879
                                                                 ------------

Materials and Processing - 3.7%
Air Products & Chemicals, Inc.                             26           1,113
Albany International Corp. Class A                          1              31
Alcoa, Inc.                                               117           2,689
Allegheny Technologies, Inc.                                4              19
American Standard Cos., Inc. (AE)                           4             306
Archer-Daniels-Midland Co.                                125           1,389
Ashland, Inc.                                              11             333
Avery Dennison Corp.                                        2             127
Ball Corp.                                                  5             277
Bemis Co.                                                   4             183
Bowater, Inc.                                               9             366
Dow Chemical Co. (The)                                     57           1,872
Du Pont EI de Nemours & Co.                                27           1,130
Eastman Chemical Co.                                       13             384
Ecolab, Inc.                                                7             337
Engelhard Corp.                                             6             136
Fluor Corp.                                                 5             178
Forest City Enterprises, Inc. Class A                      --              15
Glatfelter                                                  1               9
International Paper Co.                                    38           1,370
Jacobs Engineering Group, Inc. (AE)                         3             121
Lafarge North America, Inc.                                 6             178
Louisiana-Pacific Corp. (AE)                                6              46
Lubrizol Corp.                                              4             115
Lyondell Chemical Co.                                      32             470
Masco Corp.                                               108           2,284
MeadWestvaco Corp.                                          6             143
Monsanto Co.                                               26             446
Nucor Corp.                                                 7             286
Owens-Illinois, Inc. (AE)                                   2              16
Pactiv Corp. (AE)                                          15             306

                                                                Equity I Fund  7

EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Phelps Dodge Corp. (AE)                                    13             408
PPG Industries, Inc.                                       28           1,381
Praxair, Inc.                                              37           2,150
Precision Castparts Corp.                                   6             164
Rayonier, Inc.                                              2              85
Rohm & Haas Co.                                             3              99
RPM International, Inc.                                     5              67
Scotts Co. (The) Class A (AE)                               2             140
Sherwin-Williams Co. (The)                                 24             682
Smurfit-Stone Container Corp. (AE)                         60             842
Sonoco Products Co.                                         8             175
Syngenta AG Class R - ADR                                  96             982
Temple-Inland, Inc.                                         3             118
Timken Co.                                                  4              76
Weyerhaeuser Co. Series O                                   6             314
Worthington Industries                                      5              60
York International Corp.                                    5             120
                                                                 ------------
                                                                       24,538
                                                                 ------------

Miscellaneous - 4.6%
3M Co.                                                     52           6,616
Brunswick Corp.                                             3              68
Carlisle Cos., Inc.                                         5             235
Crane Co.                                                   9             176
Eaton Corp.                                                23           1,922
FMC Corp. (AE)                                              7             120
Fortune Brands, Inc.                                       24           1,144
General Electric Co.                                      585          17,219
Georgia-Pacific Corp.                                       4              64
Honeywell International, Inc.                              26             606
Illinois Tool Works, Inc.                                   5             320
ITT Industries, Inc.                                        7             399
Johnson Controls, Inc.                                      3             214
SPX Corp. (AE)                                             43           1,460
St Joe Co. (The)                                            2              68
Textron, Inc.                                               4             110
                                                                 ------------
                                                                       30,741
                                                                 ------------

Other Energy - 2.1%
Anadarko Petroleum Corp.                                   33           1,474
Apache Corp.                                                3             181
Baker Hughes, Inc.                                         82           2,283
BJ Services Co. (AE)                                       19             694
Burlington Resources, Inc.                                 18             824
Cooper Cameron Corp. (AE)                                   1              67
Devon Energy Corp.                                         16             742
Diamond Offshore Drilling                                   3              52
Dynegy, Inc. Class A                                       16              69
ENSCO International, Inc.                                  16             406
Equitable Resources, Inc.                                   5             177
GlobalSantaFe Corp.                                        17             358
Halliburton Co.                                            35             752

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nabors Industries, Ltd. (AE)                               12             482
Noble Corp. (AE)                                           22             693
Peabody Energy Corp.                                        1              37
Pioneer Natural Resources Co. (AE)                         12             287
Reliant Resources, Inc. (AE)                                5              26
Schlumberger, Ltd.                                         58           2,432
Smith International, Inc. (AE)                             16             569
Transocean, Inc.                                           31             586
Williams Cos., Inc.                                         4              25
XTO Energy, Inc.                                           40             772
                                                                 ------------
                                                                       13,988
                                                                 ------------

Producer Durables - 3.6%
AGCO Corp. (AE)                                            --               8
American Power Conversion (AE)                              8             128
Applied Materials, Inc. (AE)                              117           1,713
Boeing Co. (The)                                           12             326
Caterpillar, Inc.                                          59           3,117
Cooper Industries, Ltd. Class A                             5             186
Cummins, Inc.                                              14             366
Danaher Corp.                                              14             966
Deere & Co.                                                75           3,290
DR Horton, Inc.                                             8             185
Emerson Electric Co.                                        7             332
Engineered Support Systems, Inc.                            1              31
Goodrich Corp.                                             20             288
Hovnanian Enterprises, Inc. Class A (AE)                    5             203
Hubbell, Inc. Class B                                       7             238
Ingersoll-Rand Co. Class A                                  3             123
Kla-Tencor Corp. (AE)                                       5             205
Lennar Corp. Class A                                       20           1,100
Lennar Corp. Class B                                        2             109
Lexmark International, Inc. (AE)                            2             157
Lockheed Martin Corp.                                      12             591
MDC Holdings, Inc.                                         17             775
Molex, Inc. Class A                                         1              20
Nokia OYJ - ADR                                           162           2,679
Nordson Corp.                                               1              25
Northrop Grumman Corp.                                     10             852
NVR, Inc. (AE)                                             --              89
Pall Corp.                                                 76           1,595
Parker Hannifin Corp.                                       4             175
Pentair, Inc.                                               4             160
Pitney Bowes, Inc.                                          2              53
Pulte Homes, Inc.                                           2             139
Rockwell Collins, Inc.                                     14             299
Steelcase, Inc. Class A                                     2              16
Tektronix, Inc. (AE)                                        9             171
Telefonaktiebolaget LM Ericsson - ADR (AE)                 83             747
United Technologies Corp.                                  34           2,119

 8  Equity I Fund

EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Waters Corp. (AE)                                          14             336
Xerox Corp. (AE)                                           37             368
                                                                 ------------
                                                                       24,280
                                                                 ------------

Technology - 11.2%
3Com Corp. (AE)                                             9              49
Acxiom Corp. (AE)                                           2              27
ADC Telecommunications, Inc. (AE)                          34              80
Adobe Systems, Inc.                                        19             657
Adtran, Inc. (AE)                                          --               7
Advanced Micro Devices, Inc. (AE)                          19             141
Altera Corp. (AE)                                          37             584
Amdocs, Ltd. (AE)                                          32             565
Amkor Technology, Inc. (AE)                                 7              53
Analog Devices, Inc. (AE)                                  60           1,981
Autodesk, Inc.                                             18             280
Avaya, Inc. (AE)                                           44             172
Avnet, Inc. (AE)                                            1              10
BEA Systems, Inc. (AE)                                     33             353
BMC Software, Inc. (AE)                                     7             111
Broadcom Corp. Class A (AE)                                21             376
Cisco Systems, Inc. (AE)                                  503           7,568
Cognizant Technology Solutions Corp. (AE)                   2              38
Computer Associates International, Inc.                    14             222
Computer Sciences Corp. (AE)                                2              49
Compuware Corp. (AE)                                       11              47
Comverse Technology, Inc. (AE)                              7              96
Conexant Systems, Inc. (AE)                                32              59
Corning, Inc. (AE)                                        213           1,154
Dell Computer Corp. (AE)                                  259           7,475
Electronic Data Systems Corp.                               2              44
EMC Corp. (AE)                                            223           2,026
Harris Corp.                                                7             200
Hewlett-Packard Co.                                       181           2,949
Ingram Micro, Inc. Class A (AE)                            17             170
Intel Corp.                                               452           8,314
International Business Machines Corp.                      82           6,987
International Rectifier Corp. (AE)                         66           1,502
Intuit, Inc. (AE)                                          17             672
Jabil Circuit, Inc. (AE)                                    4              66
JDS Uniphase Corp. (AE)                                   135             436
Juniper Networks, Inc. (AE)                                41             419
Linear Technology Corp.                                    14             483
LSI Logic Corp. (AE)                                       26             139
Lucent Technologies, Inc. (AE)                            178             321
Maxim Integrated Products                                  54           2,131
Mercury Interactive Corp. (AE)                             15             509
Microchip Technology, Inc.                                 22             457
Micron Technology, Inc. (AE)                              150           1,274
Microsoft Corp.                                           409          10,456
MicroStrategy, Inc. 2007 Warrants (AE)                      1              --
Motorola, Inc.                                             12             355

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Motorola, Inc.                                             83             654
Network Appliance, Inc. (AE)                               14             187
Oracle Corp. (AE)                                         224           2,659
PanAmSat Corp. (AE)                                         4              64
PerkinElmer, Inc.                                          13             129
Qualcomm, Inc.                                             62           1,980
Quantum Corp. (AE)                                         34             118
Raytheon Co.                                               18             525
Retek, Inc. (AE)                                            1               8
Rockwell Automation, Inc.                                   7             164
Sandisk Corp. (AE)                                          2              53
Sanmina-SCI Corp. (AE)                                     16              77
SAP AG - ADR                                               40           1,008
Scientific-Atlanta, Inc. Class C                            3              43
Siebel Systems, Inc. (AE)                                   1               9
Solectron Corp. (AE)                                        7              21
Storage Technology Corp. (AE)                               6             159
Sun MicroSystems, Inc. (AE)                                 5              15
Sybase, Inc. (AE)                                           1              15
Symantec Corp. (AE)                                        19             848
Tellabs, Inc. (AE)                                          1               6
Texas Instruments, Inc.                                    92           1,701
UniSystem Corp. (AE)                                       11             113
Utstarcom, Inc. (AE)                                        1              18
VeriSign, Inc. (AE)                                         8              99
Veritas Software Corp. (AE)                                16             352
Vishay Intertechnology, Inc. (AE)                           1              10
Xilinx, Inc. (AE)                                          75           2,031
                                                                 ------------
                                                                       75,130
                                                                 ------------

Utilities - 6.2%
Alliant Energy Corp.                                       17             300
Alltel Corp.                                                8             389
Ameren Corp.                                                7             293
American Electric Power Co., Inc.                          31             825
Aquila, Inc.                                                3               8
AT&T Corp.                                                 92           1,572
AT&T Wireless Services, Inc. (AE)                          53             343
Avista Corp.                                                2              24
BellSouth Corp.                                           163           4,157
Cablevision Systems Corp. Class A (AE)                      4              83
Centerpoint Energy, Inc.                                   22             176
Cinergy Corp.                                               4             138
CMS Energy Corp.                                            9              58
Comcast Corp. Class A (AE)                                 33           1,004
Comcast Corp. Class A (AE)                                 93           2,965
Consolidated Edison, Inc.                                  15             591
Constellation Energy Group, Inc.                           11             332
COX Communications, Inc. Class A (AE)                      23             745
Dominion Resources, Inc.                                    5             307
DPL, Inc.                                                   7              91
DTE Energy Co.                                              8             311

                                                                Equity I Fund  9

EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Duke Energy Corp.                                          36             625
Edison International (AE)                                   6              81
Energy East Corp.                                          23             421
Entergy Corp.                                              19             886
Exelon Corp.                                               16             850
FirstEnergy Corp.                                           5             178
FPL Group, Inc.                                            18           1,074
KeySpan Corp.                                              19             654
National Fuel Gas Co.                                      25             583
Nextel Communications, Inc. Class A (AE)                  208           3,078
Nicor, Inc.                                                 5             137
NiSource, Inc.                                              1              23
Northeast Utilities                                         8             116
NSTAR                                                      21             904
Pepco Holdings, Inc.                                        4              65
PG&E Corp. (AE)                                            18             266
Pinnacle West Capital Corp.                                12             402
PNM Resources, Inc.                                         2              55
PPL Corp.                                                  18             649
Progress Energy, Inc.                                       1              38
Progress Energy, Inc. - CVO (AE)(Y)                         3              --
Public Service Enterprise Group, Inc.                       1              33
Puget Energy, Inc.                                          7             150
Qwest Communications International                         50             189
SBC Communications, Inc.                                  212           4,945
Sempra Energy                                              12             316
Southern Co. (The)                                         17             481
Sprint Corp.-FON Group                                     77             884
TECO Energy, Inc.                                           8              87
TXU Corp.                                                  24             478
Verizon Communications, Inc.                              169           6,327
Vodafone Group PLC - ADR                                   30             593
WGL Holdings, Inc.                                          9             254
Wisconsin Energy Corp.                                     20             528
                                                                 ------------
                                                                       41,062
                                                                 ------------

TOTAL COMMON STOCKS
(cost $597,836)                                                       641,125
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
Financial Services - 0.0%
Chubb Corp.                                                 4              87
                                                                 ------------
Technology - 0.0%
Northrop Grumman Corp. (AE)                                 2             197
                                                                 ------------

Utilities - 0.0%
TXU Corp. (AE)                                              9             280
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $794)                                                               564
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.2%
Frank Russell Investment Company Money Market
   Fund                                                25,694          25,694
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                  2,500           2,496
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $28,190)                                                         28,190
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $626,820)                                            669,879

OTHER ASSETS AND LIABILITIES
NET - 0.2%                                                              1,158
                                                                 ------------

NET ASSETS - 100.0%                                                   671,037
                                                                 ============


                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/03 (43)                               4,614                304

S&P E-Mini Index
   expiration date 06/03 (16)                                 733                 48

S&P 500 Index
   expiration date 06/03 (106)                             24,277              1,988
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      2,340
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 10  Equity I Fund

EQUITY II FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.8%
Auto and Transportation - 3.4%
AAR Corp.                                                  25              97
Airborne, Inc.                                             35             697
Alaska Air Group, Inc. (AE)                                52             918
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                    85           2,123
Autoliv, Inc.                                              25             605
Aviall, Inc. (AE)                                          14             113
CH Robinson Worldwide, Inc.                                10             383
Continental Airlines, Inc. Class B (AE)                    87             792
Cooper Tire & Rubber Co.                                   64             897
EGL, Inc. (AE)                                             57             916
ExpressJet Holdings, Inc. (AE)                             28             328
Genesee & Wyoming, Inc. Class A (AE)                       --               5
Gentex Corp. (AE)                                          35           1,048
Gulfmark Offshore, Inc. (AE)                               82           1,082
JB Hunt Transport Services, Inc. (AE)                      64           2,215
JetBlue Airways Corp. (AE)                                 43           1,348
Kansas City Southern (AE)                                  43             474
Kirby Corp. (AE)                                            8             207
Landstar System, Inc. (AE)                                  3             180
Lear Corp. (AE)                                            32           1,284
Midwest Express Holdings, Inc. (AE)                         8              22
Navistar International Corp. (AE)                          29             812
Polaris Industries, Inc.                                    4             206
Roadway Corp.                                              18             667
Skywest, Inc.                                              14             173
Teekay Shipping Corp.                                      28           1,074
Tidewater, Inc.                                            34             901
Usfreightways Corp.                                        14             405
Visteon Corp.                                             358           2,506
Wabtec Corp.                                               97           1,192
Werner Enterprises, Inc.                                   28             633
                                                                 ------------
                                                                       24,303
                                                                 ------------
Consumer Discretionary - 21.9%
Abercrombie & Fitch Co. Class A (AE)                       51           1,687
Advance Auto Parts (AE)                                    21           1,045
Advisory Board Co. (The) (AE)                              11             395
Advo, Inc. (AE)                                            18             720
Aeropostale, Inc. New (AE)                                 33             599
Alberto-Culver Co. Class B                                 12             572
Alliance Gaming Corp. (AE)                                 42             673
American Eagle Outfitters (AE)                             67           1,173
Applebees International, Inc.                              16             436
Asbury Automotive Group, Inc. (AE)                         18             167
Aztar Corp. (AE)                                           16             221
Banta Corp.                                                34           1,043
BearingPoint, Inc. (AE)                                     3              28
Belo Corp. Class A                                         36             804
Big Lots, Inc. (AE)                                        71             886
Bob Evans Farms                                            21             523
Bombay Co., Inc. (The) (AE)                                43             361

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brown Shoe Co., Inc.                                        7             208
Callaway Golf Co.                                          89           1,241
Career Education Corp. (AE)                                 7             439
Catalina Marketing Corp. (AE)                              28             496
CBRL Group, Inc.                                           51           1,623
CDI Corp. (AE)                                             26             715
Charming Shoppes (AE)                                      83             389
Chico's FAS, Inc. (AE)                                     22             540
Childrens Place (AE)                                        7              99
Choice Hotels International, Inc. (AE)                     26             644
ChoicePoint, Inc. (AE)                                     28             970
Christopher & Banks Corp. (AE)                             20             508
Claire's Stores, Inc.                                     139           3,616
Coach, Inc. (AE)                                           27           1,158
Coinstar, Inc. (AE)                                        35             639
Columbia Sportswear Co. (AE)                                7             312
Consolidated Graphics, Inc. (AE)                            2              46
Corinthian Colleges, Inc. (AE)                             13             600
Corporate Executive Board Co. (AE)                         79           3,230
COX Radio, Inc. Class A (AE)                               47           1,072
Cumulus Media, Inc. Class A (AE)                           38             658
Dick's Sporting Goods, Inc. (AE)                           25             739
Dillard's, Inc. Class A                                    86           1,199
DoubleClick, Inc. (AE)                                     76             652
Earthlink, Inc. (AE)                                      138             952
Education Management Corp. (AE)                            50           2,441
Entercom Communications Corp. (AE)                         43           2,065
Ethan Allen Interiors, Inc.                                33           1,127
Federated Department Stores                                36           1,115
Finish Line Class A (AE)                                   11             185
Fisher Scientific International (AE)                       40           1,161
Footstar, Inc. (AE)                                        88             815
FTI Consulting, Inc. (AE)                                   8             339
GameStop Corp. (AE)                                        32             386
Getty Images, Inc. (AE)                                   131           4,448
Global Imaging Systems, Inc. (AE)                          20             372
Group 1 Automotive, Inc. (AE)                              19             519
Guitar Center, Inc. (AE)                                   15             354
Gymboree Corp. (AE)                                         9             150
Handleman Co. (AE)                                         44             747
Harman International Industries, Inc.                      17           1,112
Harte-Hanks, Inc. Class C                                 109           1,970
Haverty Furniture Cos., Inc.                                7              98
Hearst-Argyle Television, Inc. Class C (AE)                92           2,204
Hollinger International, Inc.                              40             372
Hot Topic, Inc. (AE)                                       16             379
Hotels.com Class A (AE)                                     9             649
IKON Office Solutions, Inc.                               206           1,600
Iron Mountain, Inc. (AE)                                   38           1,506
ITT Educational Services, Inc. (AE)                        68           1,994
J Jill Group, Inc. (The) (AE)                              35             497
Jack in the Box, Inc. (AE)                                 51             902
Jakks Pacific, Inc. (AE)                                   46             600

 10  Equity II Fund

EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jo-Ann Stores, Inc. Class A (AE)                           24             619
John Wiley & Sons Class A                                   5             127
Jones Apparel Group, Inc. (AE)                             36           1,030
K-Swiss, Inc. Class A                                      29             865
Kellwood Co.                                               23             672
Kelly Services, Inc. Class A                               10             222
Kroll, Inc. (AE)                                           32             718
La-Z-Boy, Inc. Class C                                     27             527
Labor Ready, Inc. (AE)                                     42             268
Lamar Advertising Co. (AE)                                 68           2,426
Landry's Restaurants, Inc.                                 46             860
Leapfrog Enterprises, Inc. (AE)                            37             980
Lee Enterprises, Inc.                                      40           1,438
Lin TV Corp. Class A (AE)                                  32             775
Lithia Motors, Inc. Class A (AE)                           11             146
Liz Claiborne, Inc.                                        45           1,457
Mandalay Resort Group (AE)                                 26             687
Manpower, Inc.                                             47           1,539
May Department Stores Co. (The)                            45             962
McClatchy Co. Class A                                      34           1,992
McGraw-Hill Cos., Inc. (The)                               21           1,226
Media General, Inc. Class A                                12             682
Men's Wearhouse, Inc. (AE)                                 50             833
MPS Group, Inc. (AE)                                      142             960
Navigant International, Inc. (AE)                          13             142
Neiman-Marcus Group, Inc. Class A (AE)                     38           1,215
Nordstrom, Inc.                                            53             913
Nu Skin Enterprises, Inc.                                  90             808
OfficeMax, Inc. (AE)                                      105             593
On Assignment, Inc. (AE)                                   45             215
Outback Steakhouse, Inc.                                   65           2,316
Pacific Sunwear Of California (AE)                         22             503
Park Place Entertainment Corp. (AE)                       273           2,033
PEP Boys-Manny Moe & Jack                                  92             788
Petsmart, Inc. (AE)                                       131           1,974
Pier 1 Imports, Inc.                                       86           1,589
Pinnacle Entertainment, Inc. (AE)                          19             101
Pittston Brink's Group                                     62             793
Playtex Products, Inc. (AE)                               127             936
Pre-Paid Legal Services, Inc. (AE)                         57           1,324
Prime Hospitality Corp. (AE)                               26             170
ProQuest Co. (AE)                                          48           1,211
Pulitzer, Inc.                                             41           1,893
Quiksilver, Inc. (AE)                                     126           4,110
Radio One, Inc. Class D (AE)                              131           1,999
Rare Hospitality International, Inc. (AE)                  33             961
Reebok International, Ltd. (AE)                            32           1,004
Regal Entertainment Group Class A                          48             935
Regis Corp.                                                36           1,008
Rent-A-Center, Inc. Class C (AE)                           52           3,370
Republic Services, Inc. (AE)                               80           1,715
Right Management Consultants, Inc. (AE)                    16             204

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ross Stores, Inc.                                          58           2,194
Royal Caribbean Cruises, Ltd.                              29             544
RR Donnelley & Sons Co.                                    20             411
Ruby Tuesday, Inc.                                          6             122
Russ Berrie & Co., Inc.                                     4             128
Russell Corp.                                              13             250
Ryan's Family Steak Houses, Inc. (AE)                      98           1,219
Saks, Inc. (AE)                                           146           1,308
Salton, Inc. (AE)                                          12             159
Scholastic Corp. (AE)                                      14             395
Scientific Games Corp. Class A (AE)                       194           1,264
SCP Pool Corp. (AE)                                        73           2,410
Sharper Image Corp. (AE)                                   10             190
ShopKo Stores, Inc. (AE)                                  177           2,126
Sinclair Broadcast Group, Inc. Class A (AE)                33             348
Skechers U.S.A., Inc. Class A (AE)                         20             136
Snap-On, Inc. Class C                                       5             156
Spherion Corp. (AE)                                        14              59
Stage Stores, Inc. (AE)                                    24             507
Station Casinos, Inc. (AE)                                 23             499
Steak N Shake Co. (The) (AE)                               13             146
Sylvan Learning Systems, Inc. (AE)                         30             526
Take-Two Interactive Software (AE)                         11             236
TeleTech Holdings, Inc. (AE)                               30             122
Tetra Tech, Inc. (AE)                                      47             726
Tiffany & Co.                                              21             580
Toro Co.                                                   41           1,515
Tractor Supply Co. (AE)                                    36           1,542
United Auto Group, Inc. (AE)                               56             950
United Natural Foods, Inc. (AE)                            21             616
United Online, Inc. (AE)                                   99           2,205
United Stationers, Inc. (AE)                               15             393
Valassis Communications, Inc. (AE)                         26             692
VCA Antech, Inc. (AE)                                     147           2,471
Wallace Computer Services, Inc.                             5             125
Washington Post Class B                                     3           2,056
Waste Connections, Inc. (AE)                               29             979
Watson Wyatt & Co. Holdings (AE)                            3              53
Weight Watchers International, Inc. (AE)                   12             564
West Corp. (AE)                                            41             920
Wireless Facilities, Inc. (AE)                            110             766
WMS Industries, Inc. (AE)                                  23             305
Wolverine World Wide, Inc.                                 25             452
Zale Corp. (AE)                                            14             501
                                                                 ------------
                                                                      154,885
                                                                 ------------
Consumer Staples - 3.7%
7-Eleven, Inc. Class C (AE)                                15             138
American Italian Pasta Co. Class A (AE)                    27           1,208
Church & Dwight, Inc.                                      28             894
Coca-Cola Bottling Co. Consolidated                        22           1,132
Constellation Brands, Inc. Class A (AE)                    75           2,019

                                                              Equity II Fund  11

EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
D&K Healthcare Resources, Inc.                             12             151
Dean Foods Co. (AE)                                        30           1,306
Del Monte Foods Co. (AE)                                   36             288
Dial Corp. (The)                                          122           2,535
DIMON, Inc.                                                18             119
Duane Reade, Inc. (AE)                                     34             459
Flowers Foods, Inc.                                        41           1,157
Fresh Brands, Inc.                                         65             880
Great Atlantic & Pacific Tea Co. (AE)                      34             206
Hain Celestial Group, Inc. (AE)                            31             528
Hormel Foods Corp.                                         35             801
International Multifoods Corp. (AE)                         7             126
J&J Snack Foods Corp. (AE)                                  3              81
JM Smucker Co. (The)                                        4             149
NBTY, Inc. (AE)                                            23             350
Pathmark Stores, Inc. (AE)                                157           1,095
Pepsi Bottling Group, Inc.                                 55           1,130
PepsiAmericas, Inc.                                       172           2,142
Performance Food Group Co. (AE)                            69           2,417
Ralcorp Holdings, Inc. (AE)                                13             334
Ruddick Corp.                                              13             174
Schweitzer-Mauduit International, Inc.                      6             138
Sensient Technologies Corp.                                43             944
Smithfield Foods, Inc. (AE)                                15             292
Standard Commercial Corp.                                   5              80
Tootsie Roll Industries, Inc.                              16             472
Tyson Foods, Inc. Class A                                  83             801
Universal Corp.-Va                                         19             750
Whole Foods Market, Inc. (AE)                              12             718
                                                                 ------------
                                                                       26,014
                                                                 ------------
Financial Services - 20.3%
Affiliated Computer Services, Inc. Class A (AE)            26           1,231
AG Edwards, Inc.                                           15             451
Alfa Corp.                                                 10             127
Alliance Data Systems Corp. (AE)                          121           2,539
Allmerica Financial Corp.                                  82           1,253
AMB Property Corp. (o)                                     16             448
American Financial Group, Inc.                             24             528
AMLI Residential Properties (o)                             6             127
Annaly Mortgage Management, Inc. (o)                       81           1,544
Anthracite Capital, Inc. (o)                               69             819
Associated Banc-Corp                                       47           1,632
Bancorpsouth, Inc.                                         21             412
Bank of Hawaii Corp.                                       63           2,080
BankAtlantic Bancorp, Inc. Class A                         69             797
Banknorth Group, Inc.                                      56           1,325
Bear Stearns Cos., Inc. (The)                              24           1,597
Bedford Property Investors (o)                             12             330
BISystem Group, Inc. (The) (AE)                            83           1,401
Blackrock, Inc. (AE)                                       11             482
Boston Properties, Inc. (o)                                20             796
Boykin Lodging Co. (o)                                     12              98
Brandywine Realty Trust (o)                                10             212

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital Automotive REIT (o)                                15             394
Capstead Mortgage Corp. (o)                                13             145
CarrAmerica Realty Corp. (o)                               11             292
Cash America International, Inc.                           45             462
CBL & Associates Properties, Inc. (o)                      27           1,146
CCC Information Services Group (AE)                         5              80
Certegy, Inc. (AE)                                         32             792
Checkfree Corp. (AE)                                       46           1,260
Chelsea Property Group, Inc. (o)                            6             242
Chittenden Corp.                                            9             230
Citizens Banking Corp.                                      1              23
City Holding Co.                                            3              88
City National Corp.                                        19             795
CNA Surety Corp.                                           84             772
Colonial BancGroup, Inc. (The)                            104           1,325
Commerce Bancshares, Inc.                                  13             485
Commerce Group, Inc.                                       12             434
Commercial Federal Corp.                                   51           1,098
Commercial Net Lease Realty (o)                            20             328
Community Bank System, Inc.                                44           1,535
Cornerstone Realty, Income Trust, Inc. (o)                 16             112
CPB, Inc.                                                   5             120
Delphi Financial Group Class A                              3             145
Deluxe Corp.                                               52           2,302
Doral Financial Corp.                                      54           2,169
Dow Jones & Co., Inc.                                      31           1,236
Downey Financial Corp.                                     22             961
Duke Realty Corp. (o)                                      44           1,196
E*TRADE Group, Inc. (AE)                                   66             364
East-West Bancorp, Inc.                                    22             731
Eastgroup Properties (o)                                    5             127
eFunds Corp. (AE)                                          59             537
Entertainment Properties Trust (o)                         10             267
Equity Inns, Inc. (o)                                      53             355
Equity One, Inc. (o)                                        6             102
eSpeed, Inc. Class A (AE)                                  70             911
Factset Research Systems, Inc.                             17             574
Fair Isaac Corp.                                           16             835
FBL Financial Group, Inc. Class A                           2              43
Federal Realty Investement Trust (o)                       12             364
FelCor Lodging Trust, Inc. (o)                             29             203
Fidelity National Financial, Inc.                          80           2,762
First American Corp.                                      169           4,481
First Bancorp Puerto Rico                                  15             458
First Essex Bancorp, Inc.                                  42           1,452
First Industrial Realty Trust, Inc. (o)                     4             123
First Niagara Financial Group, Inc.                        13             157
First Republic Bank (AE)                                   11             271
First Virginia Banks, Inc.                                 20             835
FirstFed Financial Corp. (AE)                              17             546
Flagstar Bancorp, Inc.                                     35           1,163
Fremont General Corp.                                      81             760

 12  Equity II Fund

EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Friedman Billings Ramsey Group, Inc. Class A (o)           38             417
Fulton Financial Corp.                                     12             241
Gabelli Asset Management, Inc. Class A (AE)                11             328
Gables Residential Trust (o)                               25             710
GATX Corp.                                                 18             337
General Growth Properties, Inc. (o)                         4             217
Glenborough Realty Trust, Inc. (o)                         25             410
Global Payments, Inc.                                      39           1,212
Great Lakes REIT (o)                                        5              71
Hancock Holding Co.                                         4             167
Harbor Florida Bancshares, Inc.                            10             253
Harland John H. Co.                                         6             144
Health Care Property Investors, Inc. (o)                    9             335
Health Care REIT, Inc. (o)                                  7             205
Healthcare Realty Trust, Inc. (o)                          34             947
Henry (Jack) & Associates                                  53             694
Hibernia Corp. Class A                                     71           1,283
Hospitality Properties Trust (o)                           58           1,674
HRPT Properties Trust (o)                                 232           2,091
IBERIABANK Corp.                                            3             113
Imperial Credit Industries 2008 Warrants                   --              --
Independence Community Bank                                35             923
IndyMac Bancorp, Inc.                                      53           1,187
Innkeepers USA Trust (o)                                   27             205
Interactive Data Corp. (AE)                                44             710
Investment Technology Group, Inc. (AE)                     48             690
Investors Financial Services Corp.                         54           1,173
IPC Holdings, Ltd.                                         45           1,556
Irwin Financial Corp.                                      18             427
iStar Financial, Inc. (o)                                  47           1,401
Jefferies Group, Inc.                                      25             982
Kimco Realty Corp. (o)                                      6             199
Koger Equity, Inc. (o)                                     25             406
LaBranche & Co., Inc.                                      52             857
Landamerica Financial Group, Inc.                          59           2,435
Legg Mason, Inc.                                           10             543
LendingTree, Inc. (AE)                                     30             427
Local Financial Corp. (AE)                                  2              24
Mack-Cali Realty Corp. (o)                                 31             966
MAF Bancorp, Inc.                                          16             540
Markel Corp. (AE)                                          11           2,642
MFA Mortgage Investments, Inc. (o)                         90             844
MGIC Investment Corp.                                      23           1,041
Mid Atlantic Realty Trust (o)                               7             133
Mid-America Apartment Communities, Inc. (o)                 5             134
Mony Group, Inc.                                           64           1,482
Moody's Corp.                                              28           1,352
Nationwide Health Properties, Inc. (o)                     38             528
NDCHealth Corp.                                            51             980
New Century Financial Corp.                                98           3,598

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New Plan Excel Realty Trust (o)                            68           1,359
New York Community Bancorp, Inc.                           64           2,213
North Fork BanCorp., Inc.                                  37           1,181
Novastar Financial, Inc. (o)                                4             155
Nuveen Investments, Inc. Class A                           31             757
OceanFirst Financial Corp.                                  7             153
Odyssey Re Holdings Corp.                                  14             286
Ohio Casualty Corp. (AE)                                   10             123
Pacific Northwest Bancorp                                   5             144
Pan Pacific Retail Properties, Inc. (o)                     8             293
Parkway Properties, Inc./Md (o)                             4             166
Peoples Bank Bridgeport                                     4             105
PFF Bancorp, Inc.                                          12             391
Phoenix Cos., Inc. (The)                                   54             429
Plum Creek Timber Co., Inc. (REIT)                         44           1,012
Post Properties, Inc. (o)                                  37             948
Prentiss Properties Trust (o)                              13             366
ProAssurance Corp. (AE)                                     6             150
Protective Life Corp.                                      39           1,106
Provident Bankshares Corp.                                 12             317
Provident Financial Group, Inc.                            15             359
Providian Financial Corp. (AE)                            282           2,081
PS Business Parks, Inc. (o)                                 5             159
R&G Financial Corp. Class B                                15             409
Radian Group, Inc.                                         48           1,886
Raymond James Financial, Inc.                              70           2,014
Realty, Income Corp. (o)                                   14             508
Reckson Associates Realty Corp. (o)                         7             132
Redwood Trust, Inc. (o)                                    22             718
RenaissanceRe Holdings, Ltd.                               51           2,243
Republic Bancorp, Inc.                                      8             104
RLI Corp.                                                  10             296
Roslyn Bancorp, Inc.                                       68           1,291
Ryder System, Inc.                                        108           2,693
Seacoast Financial Services Corp.                           9             164
Selective Insurance Group                                   3              73
Senior Housing Properties Trust (o)                        43             530
Silicon Valley Bancshares (AE)                             16             374
Southwest Bancorp of Texas, Inc. (AE)                      21             700
Southwest Bancorp, Inc.                                    49           1,185
Sovereign Bancorp, Inc.                                    83           1,287
Sovran Self Storage, Inc. (o)                              43           1,248
Stancorp Financial Group, Inc.                             24           1,278
Sterling Bancorp                                            7             180
Stewart Information Services Corp. (AE)                    13             344
Susquehanna Bancshares, Inc.                                8             180
SWS Group, Inc.                                             9             141
TCF Financial Corp.                                        14             550
Texas Regional Bancshares, Inc. Class A                     6             222
Thornburg Mortgage, Inc. (o)                               43             961
Trizec Properties, Inc. (o)                                27             249
Trustmark Corp.                                             5             118
UMB Financial Corp.                                         9             365

                                                              Equity II Fund  13

EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Union Planters Corp.                                       35             986
Universal Health Realty, Income (o)                         2              47
US Restaurant Properties, Inc. (o)                          5              69
W Holding Co., Inc.                                        37             725
Washington Federal, Inc.                                   12             260
Washington Mutual, Inc. 2005 Warrants (AE)                264              37
Webster Financial Corp.                                    39           1,466
Whitney Holding Corp.                                      24             794
Willis Group Holdings, Ltd.                                13             402
Wilmington Trust Corp.                                      5             135
Wintrust Financial Corp.                                   11             337
WSFS Financial Corp.                                        4             134
XL Capital, Ltd. Class A                                   17           1,416
Zions BanCorp.                                             21           1,035
                                                                 ------------
                                                                      143,590
                                                                 ------------
Health Care - 10.5%
Advanced Neuromodulation Systems, Inc. (AE)                22             923
AdvancePCS (AE)                                            31             932
Affymetrix, Inc. (AE)                                      54           1,002
Albany Molecular Research, Inc. (AE)                        7              84
Alpharma, Inc. Class A                                     78           1,458
American Healthcorp, Inc.                                  13             309
American Medical Security Group, Inc. (AE)                 20             338
American Pharmaceutical Partners, Inc. (AE)                45           1,052
AMERIGROUP Corp. (AE)                                      20             594
Amylin Pharmaceuticals, Inc. (AE)                          46             889
Applera Corp. - Celera Genomics Group Class R
   (AE)                                                   166           1,743
Apria Healthcare Group, Inc. (AE)                           6             134
Bausch & Lomb, Inc.                                        28             984
Bio-Rad Laboratories, Inc. Class A (AE)                    29           1,374
Biosite, Inc. (AE)                                         11             461
Bradley Pharmaceuticals (AE)                               13             184
Celgene Corp. (AE)                                         25             655
Cell Therapeutics, Inc. (AE)                               86             775
Centene Corp. (AE)                                          8             266
Connetics Corp. (AE)                                       25             417
Cooper Cos., Inc.                                          21             594
Corixa Corp. (AE)                                          38             274
Coventry Health Care, Inc. (AE)                            12             502
Curative Health Services, Inc. (AE)                        17             209
DaVita, Inc. (AE)                                         101           2,074
Digene Corp. (AE)                                          25             466
Edwards Lifesciences Corp. (AE)                            48           1,397
Eon Labs, Inc. (AE)                                        36           1,112
Express Scripts, Inc. (AE)                                  6             371
First Health Group Corp. (AE)                              35             869
Gen-Probe, Inc. (AE)                                       22             698
Genencor International, Inc. (AE)                          54             597
Guilford Pharmaceuticals, Inc. (AE)                        21             100

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Net, Inc. (AE)                                      46           1,195
Healthsouth Corp. (AE)                                    307              44
Henry Schein, Inc. (AE)                                    14             595
Human Genome Sciences, Inc. (AE)                           28             327
Humana, Inc. (AE)                                         212           2,347
Idexx Laboratories, Inc. (AE)                              56           2,179
Immucor, Inc. (AE)                                         35             710
Inamed Corp. (AE)                                          18             667
Invitrogen Corp. (AE)                                      73           2,387
Kos Pharmaceuticals, Inc. (AE)                             13             257
Lincare Holdings, Inc. (AE)                                74           2,247
Martek Biosciences Corp. (AE)                              64           2,175
Medicis Pharmaceutical Class A (AE)                        13             744
Mid Atlantic Medical Services (AE)                         36           1,568
Millennium Pharmaceuticals, Inc. (AE)                      64             701
Myriad Genetics, Inc. (AE)                                 45             539
Nektar Therapeutics (AE)                                   27             213
Neurocrine Biosciences, Inc. (AE)                           8             357
Noven Pharmaceuticals, Inc. (AE)                           17             168
Odyssey HealthCare, Inc. (AE)                              25             635
Omnicare, Inc.                                            127           3,373
Owens & Minor, Inc.                                        23             433
Pacificare Health Systems (AE)                             50           1,602
Parexel International Corp. (AE)                           52             674
Patterson Dental Co. (AE)                                  37           1,486
Perrigo Co.                                                19             293
Pharmaceutical Product Development, Inc. (AE)              13             345
Pharmaceutical Resources, Inc. (AE)                        25           1,081
Pharmacopeia, Inc. (AE)                                   123           1,099
Praecis Pharmaceuticals, Inc. (AE)                          4              18
Priority Healthcare Corp. Class B (AE)                     41             926
Protein Design Labs, Inc. (AE)                             49             490
PSS World Medical, Inc. (AE)                               71             425
Quintiles Transnational Corp. (AE)                         38             540
Resmed, Inc. (AE)                                          28           1,031
Respironics, Inc. (AE)                                     38           1,475
Sepracor, Inc. (AE)                                        86           1,649
Serologicals Corp. (AE)                                    25             231
SICOR, Inc. (AE)                                           90           1,619
Sola International, Inc. (AE)                              10             146
Stericycle, Inc. (AE)                                      54           2,126
Steris Corp. (AE)                                          36             822
Sybron Dental Specialties, Inc. (AE)                       21             423
Taro Pharmaceuticals Industries (AE)                       17             769
Techne Corp. (AE)                                          56           1,242
Telik, Inc. (AE)                                           49             648
Triad Hospitals, Inc. (AE)                                 56           1,222
United Surgical Partners International, Inc.
   (AE)                                                    37             678
US Oncology, Inc. (AE)                                     28             204
Varian Medical Systems, Inc. (AE)                          19           1,007
Varian, Inc. (AE)                                           7             218

 14  Equity II Fund

EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ViaSystem Healthcare, Inc. (AE)                             9             143
Visx, Inc. (AE)                                            42             659
WebMD Corp. (AE)                                          162           1,559
                                                                 ------------
                                                                       74,548
                                                                 ------------
Materials and Processing - 6.5%
Airgas, Inc. (AE)                                          33             659
Albemarle Corp.                                            18             483
Allegheny Technologies, Inc.                                8              34
Amcol International Corp.                                   4              25
Aptargroup, Inc.                                           31           1,077
Arch Chemicals, Inc.                                       16             350
Ashland, Inc.                                              43           1,263
Boise Cascade Corp.                                        29             659
Cabot Corp.                                                62           1,717
Cabot Microelectronics Corp. (AE)                           7             298
Calgon Carbon Corp.                                       187             953
Chesapeake Corp.                                           22             393
Cleveland-Cliffs, Inc. (AE)                                 6             106
Corn Products International, Inc.                          17             493
Crown Holdings, Inc. (AE)                                  58             305
Cytec Industries, Inc. (AE)                                80           2,545
DHB Industries, Inc. (AE)                                  31             122
EMCOR Group, Inc. (AE)                                     15             776
Energizer Holdings, Inc. (AE)                              48           1,385
Freeport-McMoRan Copper & Gold, Inc. Class B               20             346
Great Lakes Chemical Corp.                                  6             140
Greif, Inc. Class A                                         4              72
Griffon Corp. (AE)                                         14             192
Hughes Supply, Inc.                                        46           1,288
IMC Global, Inc.                                           36             326
Jacobs Engineering Group, Inc. (AE)                        25           1,031
Lafarge North America, Inc.                                21             653
Lennox International, Inc.                                129           1,918
LNR Property Corp.                                         48           1,684
Longview Fibre Co.                                         18             140
Louisiana-Pacific Corp. (AE)                              126           1,015
Lubrizol Corp.                                             30             939
Lyondell Chemical Co.                                      71           1,037
MacDermid, Inc.                                             6             145
Maverick Tube Corp. (AE)                                   29             519
Minerals Technologies, Inc.                                 9             407
Myers Industries, Inc.                                     15             154
NL Industries                                               5              80
Octel Corp.                                                 6              84
Pactiv Corp. (AE)                                          48             991
PolyOne Corp.                                              35             160
Potash Corp. of Saskatchewan                               13             769
Precision Castparts Corp.                                  92           2,545
Quanex Corp.                                                4             115
Quanta Services, Inc. (AE)                                133             457
Reliance Steel & Aluminum Co.                               7             119
Rogers Corp. (AE)                                           4             139

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RPM International, Inc.                                   107           1,326
Schulman (A.), Inc.                                        32             517
Scotts Co. (The) Class A (AE)                              24           1,338
Sealed Air Corp. (AE)                                      36           1,560
Shaw Group, Inc. (The) (AE)                                28             320
Standard Register Co. (The)                                27             463
Steel Dynamics, Inc. (AE)                                   9             110
Temple-Inland, Inc.                                        23           1,019
Texas Industries, Inc.                                     36             701
Timken Co.                                                 61           1,083
Trex Co., Inc. (AE)                                         7             304
Unifi, Inc. (AE)                                           56             333
United States Steel Corp.                                 285           4,074
Universal Forest Products, Inc.                             4              67
USEC, Inc.                                                 95             530
USG Corp. (AE)                                             68             473
Watsco, Inc.                                               24             367
Wausau-Mosinee Paper Corp.                                 11             113
                                                                 ------------
                                                                       45,806
                                                                 ------------
Miscellaneous - 1.3%
Brunswick Corp.                                            77           1,690
Carlisle Cos., Inc.                                        29           1,306
GenCorp, Inc.                                              38             292
Johnson Controls, Inc.                                     16           1,275
Kaman Corp. Class A                                         6              59
Lancaster Colony Corp.                                      8             325
St Joe Co. (The)                                           40           1,178
Textron, Inc.                                              31             899
US Industries, Inc. (AE)                                  181             860
Wesco Financial Corp.                                       5           1,368
                                                                 ------------
                                                                        9,252
                                                                 ------------
Other Energy - 4.6%
BJ Services Co. (AE)                                       23             836
Cooper Cameron Corp. (AE)                                  31           1,474
Denbury Resources Inc. (AE)                                90             955
Devon Energy Corp.                                          8             360
EOG Resources, Inc.                                        23             845
Equitable Resources, Inc.                                  10             388
Evergreen Resources, Inc. (AE)                             23           1,108
GlobalSantaFe Corp.                                        47             996
Grant Prideco, Inc. (AE)                                   49             560
Houston Exploration Co. (AE)                               21             596
Hydril Co. (AE)                                            20             483
Key Energy Services, Inc. (AE)                            104           1,045
National-Oilwell, Inc. Class C (AE)                        40             831
Oceaneering International, Inc. (AE)                        5             117
Oil States International, Inc. (AE)                         6              71
Parker Drilling Co. (AE)                                   59             116
Patina Oil & Gas Corp.                                     28             970
Patterson-UTI Energy, Inc. (AE)                            33           1,100
Pioneer Natural Resources Co. (AE)                         17             407
Pogo Producing Co.                                         15             598

                                                              Equity II Fund  15

EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Premcor, Inc. (AE)                                         57           1,266
Reliant Resources, Inc. (AE)                              164             921
Rowan Cos., Inc.                                           63           1,292
Smith International, Inc. (AE)                             23             818
St Mary Land & Exploration Co.                             14             369
Stone Energy Corp. (AE)                                    32           1,120
Sunoco, Inc.                                               66           2,471
Talisman Energy, Inc.                                      28           1,117
TEPPCO Partners L.P.                                       38           1,217
Tesoro Petroleum Corp. (AE)                                80             624
Tom Brown, Inc. (AE)                                        3              61
Unit Corp. (AE)                                            40             784
Universal Compression Holdings, Inc. (AE)                  12             210
Varco International, Inc. (AE)                             55             966
Veritas DGC, Inc. (AE)                                     72             492
Vintage Petroleum, Inc.                                    50             489
Westport Resources Corp. (AE)                              47             988
XTO Energy, Inc.                                          191           3,717
                                                                 ------------
                                                                       32,778
                                                                 ------------
Producer Durables - 5.5%
Advanced Energy Industries, Inc. (AE)                      63             601
AGCO Corp. (AE)                                            28             509
Allen Telecom, Inc. (AE)                                  101           1,371
American Bank Note Holographics, Inc. (AE)                  4               3
American Power Conversion (AE)                             37             580
Ametek, Inc.                                               12             452
AO Smith Corp.                                             22             653
Applied Industrial Technologies, Inc.                       8             141
Arris Group, Inc. (AE)                                    137             533
Baldor Electric Co.                                         6             129
Briggs & Stratton                                          28           1,282
Cascade Corp.                                               5              79
Ceradyne, Inc. (AE)                                        19             218
CNH Global NV                                              49             425
Crown Castle International Corp. (AE)                      99             633
CTS Corp.                                                  20             166
Curtiss-Wright Corp.                                       17             994
Cymer, Inc. (AE)                                           35             999
DR Horton, Inc.                                            63           1,504
Engineered Support Systems, Inc.                           10             344
Entegris, Inc. (AE)                                        28             322
ESCO Technologies, Inc. (AE)                                8             329
Esterline Technologies Corp. (AE)                          18             327
FEI Co. (AE)                                               37             673
Hovnanian Enterprises, Inc. Class A (AE)                   10             394
Hubbell, Inc. Class B                                       5             173
Ingersoll-Rand Co. Class A                                 25           1,095
Interdigital Communications Corp. (AE)                     16             354
Itron, Inc. (AE)                                           26             526
Kadant, Inc. (AE)                                          26             414

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KB Home                                                     8             374
Lennar Corp. Class A                                       26           1,427
Lennar Corp. Class B                                        3             141
LTX Corp. (AE)                                             64             431
M/I Schottenstein Homes, Inc.                              44           1,513
Mettler Toledo International, Inc. (AE)                    38           1,360
Milacron, Inc.                                             10              52
Millipore Corp. (AE)                                       43           1,451
Moog, Inc. Class A (AE)                                     7             221
MTC Technologies, Inc. (AE)                                27             461
Mykrolis Corp. (AE)                                        29             233
Novellus Systems, Inc. (AE)                                10             280
NVR, Inc. (AE)                                              2             751
Orbital Sciences Corp. (AE)                               203           1,131
Pentair, Inc.                                              17             663
Photronics, Inc. (AE)                                      81           1,022
Plantronics, Inc. (AE)                                     34             625
Ryland Group, Inc.                                         46           2,484
Standard-Pacific Corp.                                     39           1,177
Steelcase, Inc. Class A                                    18             168
Tecumseh Products Co. Class A                              14             559
Teledyne Technologies, Inc. (AE)                           50             705
Toll Brothers, Inc. (AE)                                  114           2,655
Triumph Group, Inc. (AE)                                   21             549
United Defense Industries, Inc. (AE)                       57           1,402
Veridian Corp. (AE)                                        20             376
William Lyon Homes, Inc. (AE)                               7             182
                                                                 ------------
                                                                       38,616
                                                                 ------------
Technology - 15.6%
3Com Corp. (AE)                                           216           1,125
ADC Telecommunications, Inc. (AE)                         387             925
Adtran, Inc. (AE)                                          20             823
Advanced Fibre Communication (AE)                          37             572
Agere Systems, Inc. Class B (AE)                          368             628
Agile Software Corp. (AE)                                  11              76
American Management Systems (AE)                           12             151
Amkor Technology, Inc. (AE)                               104             787
Analogic Corp.                                             --              17
Anixter International, Inc. (AE)                           55           1,266
AnSystem, Inc. (AE)                                        15             386
Anteon International Corp. (AE)                            37             874
Arbitron, Inc. (AE)                                        57           1,935
Ariba, Inc. (AE)                                          101             328
Arrow Electronics, Inc. (AE)                              212           3,580
Ascential Software Corp. (AE)                             315           1,209
ASM International NV (AE)                                  79           1,078
Autodesk, Inc.                                             67           1,035
Avaya, Inc. (AE)                                          349           1,362
Avid Technology, Inc. (AE)                                 42           1,143
Avnet, Inc. (AE)                                          217           2,771
Avocent Corp. (AE)                                         70           2,085
Bell Microproducts, Inc. (AE)                              10              45
Benchmark Electronics, Inc. (AE)                           71           1,845

 16  Equity II Fund

EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Business Objects SA - ADR (AE)                             72           1,562
Checkpoint Systems, Inc. (AE)                              12             164
ChipPAC, Inc. Class A (AE)                                118             639
Citrix Systems, Inc. (AE)                                 149           2,816
Cognizant Technology Solutions Corp. (AE)                   9             158
Cognos, Inc. (AE)                                          27             733
Coherent, Inc. (AE)                                        60           1,378
Comverse Technology, Inc. (AE)                             84           1,094
Conexant Systems, Inc. (AE)                               164             298
Cray, Inc. (AE)                                            78             589
Cree, Inc. (AE)                                            75           1,490
CSG Systems International (AE)                             27             283
Cypress Semiconductor Corp. (AE)                          120           1,042
Digex, Inc. (AE)                                          233              91
Documentum, Inc. (AE)                                     119           2,188
DRS Technologies, Inc. (AE)                                35             983
E.piphany, Inc. (AE)                                       89             394
EDO Corp.                                                  73           1,380
Emulex Corp. (AE)                                          38             781
Exar Corp. (AE)                                            84           1,238
F5 Networks, Inc. (AE)                                    148           2,034
Fairchild Semiconductor International, Inc.
   Class A (AE)                                            83             980
Filenet Corp. (AE)                                         56             860
Flir Systems, Inc. (AE)                                    28           1,479
Foundry Networks, Inc. (AE)                               120           1,303
Gateway, Inc. (AE)                                        101             289
Genesis Microchip, Inc. (AE)                               80           1,376
GlobespanVirata, Inc. (AE)                                 94             571
Harris Corp.                                               72           2,056
Hutchinson Technology, Inc. (AE)                           15             352
Hyperion Solutions Corp. (AE)                              54           1,526
Ii-Vi, Inc. (AE)                                           45             881
iManage, Inc.                                              84             282
Imation Corp. (AE)                                         17             583
Informatica Corp. (AE)                                    160           1,045
Ingram Micro, Inc. Class A (AE)                           168           1,681
Integrated Circuit Systems, Inc. (AE)                      69           1,505
Inter-Tel, Inc.                                            17             278
Intergraph Corp. (AE)                                      23             459
Internet Security Systems (AE)                             19             244
Iomega Corp. (AE)                                          23             212
Jabil Circuit, Inc. (AE)                                   27             505
JD Edwards & Co. (AE)                                      74             890
Juniper Networks, Inc. (AE)                                24             244
Keynote Systems, Inc. (AE)                                 52             490
L-3 Communications Holdings, Inc. (AE)                     18             781
Lattice Semiconductor Corp. (AE)                          107             929
Lawson Software, Inc. (AE)                                 76             383
Lexar Media, Inc. (AE)                                     67             324
Loral Space & Communications (AE)                         219              59

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LSI Logic Corp. (AE)                                      146             780
Macromedia, Inc. (AE)                                      61             764
Macrovision Corp. (AE)                                     47             829
Mantech International Corp. Class A (AE)                   14             212
Maxtor Corp. (AE)                                       1,020           5,608
McData Corp. Class A (AE)                                  67             713
Mercury Computer Systems, Inc. (AE)                         9             181
Mercury Interactive Corp. (AE)                             51           1,746
Methode Electronics Class A                                23             240
Micrel, Inc. (AE)                                          62             731
Microchip Technology, Inc.                                 16             333
Micromuse, Inc. (AE)                                       97             636
MicroStrategy, Inc. Class A (AE)                           44           1,206
National Instruments Corp. (AE)                            40           1,274
NetScreen Technologies, Inc. (AE)                          19             383
O2Micro International, Ltd. (AE)                          111           1,295
Oak Technology, Inc. (AE)                                 217           1,058
Omnivision Technologies, Inc. (AE)                         13             311
Open Text Corp. (AE)                                        8             224
Optimal Robotics Corp. Class A (AE)                        28             193
Pinnacle Systems, Inc. (AE)                                35             326
Pioneer Standard Electronics                               54             526
PMC - Sierra, Inc. (AE)                                    84             692
Power Integrations, Inc. (AE)                              23             500
Quantum Corp. (AE)                                        334           1,153
Quest Software, Inc. (AE)                                  21             228
Red Hat, Inc. (AE)                                        159             955
Retek, Inc. (AE)                                            1               8
Sandisk Corp. (AE)                                         94           2,280
ScanSoft, Inc. (AE)                                        44             226
Semtech Corp. (AE)                                         49             786
Serena Software, Inc. (AE)                                 42             668
Silicon Laboratories, Inc. (AE)                            33             939
Skyworks Solutions, Inc. (AE)                              59             317
SonicWALL, Inc. (AE)                                       34             120
SRA International, Inc. Class A (AE)                       19             440
Standard MicroSystems Corp. (AE)                            8              96
Storage Technology Corp. (AE)                              12             294
Systems & Computer Technology Corp. (AE)                   18             125
TIBCO Software, Inc. (AE)                                 176             867
Trimble Navigation, Ltd. (AE)                              37             929
UniSystem Corp. (AE)                                      120           1,252
United Industrial Corp.                                    15             199
UNOVA, Inc. (AE)                                           92             676
Utstarcom, Inc. (AE)                                       74           1,607
Verity, Inc. (AE)                                          72           1,191
Wavecom Sa Class R - ADR (AE)                              18             222
webMethods, Inc. (AE)                                      92             923
Western Digital Corp. (AE)                                339           3,161
                                                                 ------------
                                                                      110,371
                                                                 ------------

                                                              Equity II Fund  17

EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 2.5%
AGL Resources, Inc.                                        23             600
Alliant Energy Corp.                                       20             349
Atmos Energy Corp.                                          3              62
Avista Corp.                                               97           1,146
Broadwing, Inc. (AE)                                       10              46
Cleco Corp.                                                42             629
CMS Energy Corp.                                          191           1,191
Empire District Electric Co./The                           12             226
Energen Corp.                                              18             577
Energy East Corp.                                          74           1,339
Hawaiian Electric Industries                               17             699
IDT Corp. (AE)                                             61             877
Mediacom Communications Corp. (AE)                         48             476
New Jersey Resources Corp.                                  4             134
Nextel Partners, Inc. Class A (AE)                         47             275
Northeast Utilities                                        77           1,149
NSTAR                                                      14             609
Oneok, Inc.                                                72           1,362
Pinnacle West Capital Corp.                                40           1,342
PNM Resources, Inc.                                        25             564
Puget Energy, Inc.                                         27             570
Southwest Gas Corp.                                        10             208
Telephone & Data Systems, Inc.                             22             939
Western Gas Resources, Inc.                                 4             147
WGL Holdings, Inc.                                         27             720
Wisconsin Energy Corp.                                     29             761
WPS Resources Corp.                                        16             645
                                                                 ------------
                                                                       17,642
                                                                 ------------

TOTAL COMMON STOCKS
(cost $616,229)                                                       677,805
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.2%
Frank Russell Investment Company
   Money Market Fund                                   26,686          26,686
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                  3,000           2,995
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $29,681)                                                         29,681
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $645,910)                                            707,486

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                 87
                                                                 ------------

NET ASSETS - 100.0%                                                   707,573
                                                                 ============

                                                                    UNREALIZED
                                                    NOTIONAL       APPRECIATION
  FUTURES CONTRACTS                                  AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                   $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 06/03 (10)                             399               24

Russell 2000 Index
   expiration date 06/03 (107)                         21,328            2,618

S&P E-Mini Index
   expiration date 06/03 (12)                             550               10

S&P 500 Index
   expiration date 06/03 (35)                           8,016              192
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                2,844
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 18  Equity II Fund

EQUITY III FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.7%
Auto and Transportation - 2.1%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                     1              16
Burlington Northern Santa Fe Corp.                         10             278
Cooper Tire & Rubber Co.                                    2              32
Dana Corp.                                                 --               2
Delphi Corp.                                                6              53
FedEx Corp.                                                 1              77
Ford Motor Co.                                             15             158
General Motors Corp.                                        1              23
Harley-Davidson, Inc.                                       1              49
Paccar, Inc.                                                1              32
Skywest, Inc.                                               3              41
Swift Transportation Co., Inc. (AE)                        --               6
Tidewater, Inc.                                             4             118
Union Pacific Corp.                                         1              74
                                                                 ------------
                                                                          959
                                                                 ------------

Consumer Discretionary - 10.3%
Allied Waste Industries, Inc. (AE)                          1              12
AOL Time Warner, Inc. (AE)                                  9             116
Banta Corp.                                                --              12
BearingPoint, Inc. (AE)                                     8              64
Belo Corp. Class A                                          1              18
Black & Decker Corp.                                        1              30
Blyth, Inc.                                                 1              20
Carnival Corp.                                              7             179
Cendant Corp. (AE)                                         10             137
Clear Channel Communications, Inc. (AE)                    --               9
Convergys Corp. (AE)                                        2              24
Darden Restaurants, Inc.                                    1              14
Dollar General Corp.                                        1              16
DoubleClick, Inc. (AE)                                      1               7
Family Dollar Stores                                        1              26
Federated Department Stores                                 6             191
Fisher Scientific International (AE)                        1              29
Fox Entertainment Group, Inc. Class A (AE)                  1              13
Gemstar-TV Guide International, Inc. (AE)                   7              27
Gillette Co. (The)                                          2              63
Harrah's Entertainment, Inc. (AE)                           1              58
Hearst-Argyle Television, Inc. Class C (AE)                 1              22
Home Depot, Inc.                                           18             513
Hughes Electronics Corp. Class H (AE)                       7              80
Interpublic Group Cos., Inc.                                5              56
JC Penney Co., Inc. Holding Co.                             4              68
Jones Apparel Group, Inc. (AE)                              1              42

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimberly-Clark Corp.                                        3             144
Knight-Ridder, Inc.                                         1              54
Liberty Media Corp. Class A (AE)                           37             409
Limited Brands                                              9             131
Liz Claiborne, Inc.                                        --               5
Mattel, Inc.                                                4              80
May Department Stores Co. (The)                             8             181
McDonald's Corp.                                            7             115
McGraw-Hill Cos., Inc. (The)                                1              85
Media General, Inc. Class A                                --              13
Meredith Corp.                                             --              10
Nordstrom, Inc.                                             5              92
Office Depot, Inc. (AE)                                     2              21
Park Place Entertainment Corp. (AE)                         3              20
Petsmart, Inc. (AE)                                         1               8
Pittston Brink's Group                                     --               3
Ross Stores, Inc.                                          --              17
Service Corp. International (AE)                           15              50
ServiceMaster Co. (The)                                     4              37
Stanley Works (The)                                        --              10
Staples, Inc. (AE)                                          1              15
Talbots, Inc.                                               1              17
TJX Cos., Inc.                                              4              78
USA Interactive (AE)                                        7             216
Valassis Communications, Inc. (AE)                         --              11
VF Corp.                                                    1              44
Viacom, Inc. Class B (AE)                                   5             213
Viad Corp.                                                 --               2
Wallace Computer Services, Inc.                            --              10
Walt Disney Co.                                            15             279
Washington Post Class B                                    --              29
Waste Management, Inc.                                     14             302
Whirlpool Corp.                                            --               5
WPP Group PLC - ADR                                         6             228
Yum! Brands, Inc. (AE)                                      1              22
                                                                 ------------
                                                                        4,802
                                                                 ------------

Consumer Staples - 3.4%
Albertson's, Inc.                                           1              21
Altria Group, Inc.                                          6             172
Anheuser-Busch Cos., Inc. Class C                           1              48
Clorox Co.                                                  1              31
Coca-Cola Enterprises, Inc.                                --               5
ConAgra Foods, Inc.                                        11             238
Constellation Brands, Inc. Class A (AE)                     1              15
Del Monte Foods Co. (AE)                                   12              95
Dial Corp. (The)                                            3              60
HJ Heinz Co.                                                6             173
Kellogg Co.                                                 1              26
Kraft Foods, Inc. Class A                                   5             145
Kroger Co. (AE)                                             3              38

                                                             Equity III Fund  19

EQUITY III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                  1              28
PepsiAmericas, Inc.                                        --               5
PepsiCo, Inc.                                               1              42
Procter & Gamble Co.                                        3             255
Sara Lee Corp.                                              6              94
Supervalu, Inc.                                             3              51
Tyson Foods, Inc. Class A                                   1               7
UST, Inc.                                                  --              14
                                                                 ------------
                                                                        1,563
                                                                 ------------

Financial Services - 33.0%
ACE, Ltd.                                                  10             334
Aflac, Inc.                                                 3              86
Alliance Capital Management, LP                             2              57
Allstate Corp. (The)                                        3             131
AMBAC Financial Group, Inc.                                --               6
American Express Co.                                        1              49
American Financial Group, Inc.                             --               3
American International Group                                8             478
AmSouth Bancorp                                             2              35
Annaly Mortgage Management, Inc. (o)                       --               8
AON Corp.                                                  --               1
Arden Realty, Inc. (o)                                      1              22
Astoria Financial Corp.                                    --               6
Automatic Data Processing                                   5             158
Bank of America Corp.                                      16           1,220
Bank of New York Co., Inc. (The)                            5             140
Bank One Corp.                                             10             355
Banknorth Group, Inc.                                       1              16
CarrAmerica Realty Corp. (o)                                2              60
Charter One Financial, Inc.                                 3             101
Chubb Corp.                                                --              16
Cigna Corp.                                                 2              95
Citigroup, Inc.                                            39           1,517
CNA Financial Corp. (AE)                                   --              10
Comerica, Inc.                                              3             148
Compass Bancshares, Inc.                                   --               9
Crescent Real Estate Equities Co. (o)                      --               3
Dow Jones & Co., Inc.                                       3             135
DST Systems, Inc. (AE)                                     --              10
Duke Realty Corp. (o)                                       2              59
E*TRADE Group, Inc. (AE)                                   12              64
Endurance Specialty Holdings, Ltd. (AE)                     2              51
Equity Office Properties Trust (o)                          2              63
Fannie Mae                                                  3             231
Federated Investors, Inc. Class B                           1              41
Fidelity National Financial, Inc.                           1              30
First Data Corp.                                            6             228
FirstMerit Corp.                                           --               1
FleetBoston Financial Corp.                                27             714

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Franklin Resources, Inc.                                    5             167
Freddie Mac                                                 8             468
Golden West Financial Corp.                                 1              42
Goldman Sachs Group, Inc.                                   4             341
Greenpoint Financial Corp.                                  1              42
H&R Block, Inc.                                             7             252
Hartford Financial Services Group, Inc.                     1              60
Hibernia Corp. Class A                                      3              51
Highwoods Properties, Inc. (o)                              1              28
HSBC Holdings PLC - ADR                                     4             219
Hudson United Bancorp                                      --               5
Independence Community Bank                                --               2
iStar Financial, Inc. (o)                                  --               2
John Hancock Financial Services, Inc.                       3              77
JP Morgan Chase & Co.                                      17             502
Keycorp                                                     4              86
Lehman Brothers Holdings, Inc.                              5             327
Liberty Property Trust (o)                                  1              17
Lincoln National Corp.                                      5             144
Loews Corp.                                                 2              64
Marsh & McLennan Cos., Inc.                                 9             434
MBNA Corp.                                                 22             416
Mellon Financial Corp.                                     11             295
Merrill Lynch & Co., Inc.                                  12             507
Metlife, Inc.                                               1              27
Morgan Stanley                                             10             450
National City Corp.                                         1              30
National Commerce Financial Corp.                           1              11
Nationwide Financial Services                              --              13
Northern Trust Corp.                                        4             133
Old Republic International Corp.                            2              76
Platinum Underwriters Holdings, Ltd.                        6             148
PNC Financial Services Group, Inc.                          6             242
Popular, Inc.                                              --               3
Progressive Corp. (The)                                    --              18
Protective Life Corp.                                      --              12
Prudential Financial, Inc.                                  1              27
Rouse Co. (The) (o)                                         1              39
Ryder System, Inc.                                          1              21
Simon Property Group, Inc. (o)                              1              46
SouthTrust Corp.                                            2              53
St Paul Cos                                                15             525
Sungard Data Systems, Inc. (AE)                             1              26
SunTrust Banks, Inc.                                        2             122
T Rowe Price Group, Inc.                                    3              98
TCF Financial Corp.                                         1              51
Travelers Property Casualty Corp. Class A                  --               2
Travelers Property Casualty Corp. Class B                   9             142
Trizec Properties, Inc. (o)                                 2              16

 20  Equity III Fund

EQUITY III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UnionBanCal Corp.                                           1              34
UnumProvident Corp.                                         4              51
US Bancorp                                                 19             412
Vornado Realty Trust (o)                                   --               4
Wachovia Corp.                                             11             419
Washington Mutual, Inc.                                     5             184
Wells Fargo & Co.                                          13             613
WR Berkley Corp.                                            2              75
XL Capital, Ltd. Class A                                   --               9
                                                                 ------------
                                                                       15,371
                                                                 ------------

Health Care - 7.6%
Aetna, Inc.                                                 1              29
Baxter International, Inc.                                  6             129
Biogen, Inc. (AE)                                           6             213
Boston Scientific Corp. (AE)                                3             110
Bristol-Myers Squibb Co.                                    8             214
Cardinal Health, Inc.                                       1              36
CuraGen Corp. (AE)                                         --               2
DaVita, Inc. (AE)                                          --               5
Forest Laboratories, Inc. (AE)                             --               5
Genentech, Inc. (AE)                                        1              24
Genzyme Corp. - General Division (AE)                       6             246
Guidant Corp.                                              12             482
HCA, Inc.                                                   5             170
Humana, Inc. (AE)                                           1              12
King Pharmaceuticals, Inc. (AE)                             1              14
McKesson Corp.                                              1              22
Medimmune, Inc. (AE)                                       --               3
Merck & Co., Inc.                                           4             260
Mid Atlantic Medical Services (AE)                         --               4
Novartis AG - ADR                                           5             190
Pfizer, Inc.                                                9             283
Quintiles Transnational Corp. (AE)                         --               3
Renal Care Group, Inc. (AE)                                --               2
Schering-Plough Corp.                                       7             129
Steris Corp. (AE)                                          --               1
Tenet Healthcare Corp. (AE)                                12             179
UnitedHealth Group, Inc.                                   --               2
WellPoint Health Networks (AE)                              4             332
Wyeth                                                      10             424
                                                                 ------------
                                                                        3,525
                                                                 ------------

Integrated Oils - 6.6%
Amerada Hess Corp.                                          2              89
BP PLC - ADR                                                7             257
ChevronTexaco Corp.                                        14             884
ConocoPhillips                                             10             497

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                          27             950
Kerr-McGee Corp.                                            4             147
Marathon Oil Corp.                                          5             108
Occidental Petroleum Corp.                                  4             129
                                                                 ------------
                                                                        3,061
                                                                 ------------

Materials and Processing - 8.2%
Alcoa, Inc.                                                11             247
Allegheny Technologies, Inc.                                1               4
Ashland, Inc.                                               4             116
Ball Corp.                                                  1              65
Bemis Co.                                                   1              43
Boise Cascade Corp.                                         5             119
Bowater, Inc.                                               3             117
Dow Chemical Co. (The)                                     20             656
Du Pont EI de Nemours & Co.                                 7             302
Eastman Chemical Co.                                        2              66
Engelhard Corp.                                             1              32
Fluor Corp.                                                 1              42
Forest City Enterprises, Inc. Class A                      --               4
Glatfelter                                                 --               2
Imperial Chemical Industries PLC - ADR                     10              81
International Paper Co.                                    11             402
Lafarge North America, Inc.                                 1              43
Louisiana-Pacific Corp. (AE)                                1              11
Lubrizol Corp.                                              1              25
Lyondell Chemical Co.                                       2              28
MeadWestvaco Corp.                                          5             121
Monsanto Co.                                               11             191
Nucor Corp.                                                 2              94
Owens-Illinois, Inc. (AE)                                  --               4
Pactiv Corp. (AE)                                           4              73
PPG Industries, Inc.                                        1              28
Precision Castparts Corp.                                   1              38
Rayonier, Inc.                                             --              20
Rohm & Haas Co.                                             4             132
RPM International, Inc.                                     1              16
Scotts Co. (The) Class A (AE)                               1              32
Sherwin-Williams Co. (The)                                  3              83
Sonoco Products Co.                                         1              26
Timken Co.                                                  1              18
Vulcan Materials Co.                                        3              94
Washington Group International, Inc. 2003
   Warrants (AE)                                           --               2
Weyerhaeuser Co. Series O                                   8             403
York International Corp.                                    1              28
                                                                 ------------
                                                                        3,808
                                                                 ------------

                                                             Equity III Fund  21

EQUITY III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 3.7%
3M Co.                                                     --              54
Berkshire Hathaway, Inc. Class B (AE)                      --             268
Carlisle Cos., Inc.                                         1              57
Eaton Corp.                                                 1              87
Fortune Brands, Inc.                                        1              64
General Electric Co.                                        2              53
Georgia-Pacific Corp.                                       8             131
Honeywell International, Inc.                              14             336
ITT Industries, Inc.                                        2              94
St Joe Co. (The)                                            1              15
Textron, Inc.                                               4             122
Tyco International, Ltd.                                   30             462
                                                                 ------------
                                                                        1,743
                                                                 ------------

Other Energy - 2.0%
Anadarko Petroleum Corp.                                    6             282
Apache Corp.                                               --              10
Baker Hughes, Inc.                                         --               8
Calpine Corp. (AE)                                         11              61
Devon Energy Corp.                                         --              --
EL Paso Corp.                                               9              71
Halliburton Co.                                             1              18
Peabody Energy Corp.                                       --               9
Reliant Resources, Inc. (AE)                                1               6
Schlumberger, Ltd.                                          6             242
Transocean, Inc.                                           --               2
Williams Cos., Inc.                                        26             181
XTO Energy, Inc.                                            2              31
                                                                 ------------
                                                                          921
                                                                 ------------

Producer Durables - 6.4%
AGCO Corp. (AE)                                            --               2
Agilent Technologies, Inc. (AE)                             5              72
American Power Conversion (AE)                              2              30
Boeing Co. (The)                                            5             147
Clayton Homes, Inc.                                        12             150
Cooper Industries, Ltd. Class A                             3              93
Cummins, Inc.                                               3              79
Deere & Co.                                                 6             276
Diebold, Inc.                                               2              64
Emerson Electric Co.                                       --              11
Goodrich Corp.                                             11             153
Hubbell, Inc. Class B                                      --               5
Ingersoll-Rand Co. Class A                                  2              97
Koninklijke Philips Electronics NV                          6             110
Lexmark International, Inc. (AE)                            1              37
Lockheed Martin Corp.                                       4             220
Molex, Inc. Class A                                        --               6
Nordson Corp.                                              --               6
Northrop Grumman Corp.                                      6             557

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NVR, Inc. (AE)                                             --              21
Pall Corp.                                                  4              78
Parker Hannifin Corp.                                       2              89
Pentair, Inc.                                               1              37
Rockwell Collins, Inc.                                      8             171
Tektronix, Inc. (AE)                                        2              40
United Technologies Corp.                                   7             454
                                                                 ------------
                                                                        3,005
                                                                 ------------

Technology - 4.3%
3Com Corp. (AE)                                             7              37
Acxiom Corp. (AE)                                          --               6
Adtran, Inc. (AE)                                          --               1
Agere Systems, Inc. Class A (AE)                           46              82
Altera Corp. (AE)                                           2              29
Amdocs, Ltd. (AE)                                           5              85
Avnet, Inc. (AE)                                           --               2
BMC Software, Inc. (AE)                                     5              74
Cisco Systems, Inc. (AE)                                    5              72
Computer Associates International, Inc.                     9             144
Compuware Corp. (AE)                                        3              11
Comverse Technology, Inc. (AE)                              2              22
EMC Corp. (AE)                                             12             109
General Dynamics Corp.                                      2             118
Harris Corp.                                                2              47
Hewlett-Packard Co.                                        17             272
Ingram Micro, Inc. Class A (AE)                             2              19
Intel Corp.                                                 1              23
International Business Machines Corp.                       6             496
Intuit, Inc. (AE)                                          --               9
Jabil Circuit, Inc. (AE)                                    1              16
Maxim Integrated Products                                  --               6
Motorola, Inc.                                             12              91
Oracle Corp. (AE)                                          --               4
PanAmSat Corp. (AE)                                         1              15
PerkinElmer, Inc.                                           3              30
Raytheon Co.                                                3              87
Retek, Inc. (AE)                                            1               4
Rockwell Automation, Inc.                                  --               2
Scientific-Atlanta, Inc. Class C                            1              10
Siebel Systems, Inc. (AE)                                  --               2
Solectron Corp. (AE)                                        2               5
Storage Technology Corp. (AE)                               2              37
Sun MicroSystems, Inc. (AE)                                 1               3
Sybase, Inc. (AE)                                          --               5
Tellabs, Inc. (AE)                                         --               1
Texas Instruments, Inc.                                     1              16
Utstarcom, Inc. (AE)                                       --               4
Vishay Intertechnology, Inc. (AE)                          --               2
                                                                 ------------
                                                                        1,998
                                                                 ------------

 22  Equity III Fund

EQUITY III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 9.1%
Allegheny Energy, Inc.                                     12              98
Alltel Corp.                                                4             201
American Electric Power Co., Inc.                           5             126
Aquila, Inc.                                                1               2
AT&T Corp.                                                  5              91
AT&T Wireless Services, Inc. (AE)                           5              32
BellSouth Corp.                                            14             362
Centerpoint Energy, Inc.                                   --               4
Cinergy Corp.                                              --               2
Comcast Corp. Class A (AE)                                 14             432
Constellation Energy Group, Inc.                            1              29
COX Communications, Inc. Class A (AE)                       2              77
Dominion Resources, Inc.                                    1              72
DPL, Inc.                                                   2              21
DTE Energy Co.                                              1              21
Duke Energy Corp.                                           2              39
Edison International (AE)                                  15             214
Entergy Corp.                                               3             126
Exelon Corp.                                                2             125
FirstEnergy Corp.                                           1              42
FPL Group, Inc.                                             1              47
KeySpan Corp.                                               1              29
Nicor, Inc.                                                --               5
NiSource, Inc.                                              4              69
NSTAR                                                      --               7
Pepco Holdings, Inc.                                        5              94
PG&E Corp. (AE)                                            13             188
Pinnacle West Capital Corp.                                 3              94
PNM Resources, Inc.                                         1              13
Progress Energy, Inc. - CVO (AE)(Y)                         1              --
Public Service Enterprise Group, Inc.                      --               7
Qwest Communications International                          1               3
SBC Communications, Inc.                                   33             762
Sempra Energy                                               2              57
Southern Co. (The)                                          2              72
Sprint Corp. - FON Group                                    8              87
Verizon Communications, Inc.                               16             586
Wisconsin Energy Corp.                                     --               9
                                                                 ------------
                                                                        4,245
                                                                 ------------

TOTAL COMMON STOCKS
(cost $44,914)                                                         45,001
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.5%
Frank Russell Investment Company Money Market
   Fund                                                 1,231           1,231
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                    400             399
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,630)                                                           1,630
                                                                 ------------

TOTAL INVESTMENTS - 100.2%
(identified cost $46,544)                                              46,631

OTHER ASSETS AND LIABILITIES
NET - (0.2%)                                                              (88)
                                                                 ------------

NET ASSETS - 100.0%                                                    46,543
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 06/03 (10)                           1,102              112

S&P E-Mini Index
   expiration date 06/03 (6)                              275               10

S&P 500 Index
   expiration date 06/03 (1)                              229               14
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  136
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                             Equity III Fund  23

EQUITY Q FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.3%
Auto and Transportation - 1.8%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                    51           1,273
Autoliv, Inc.                                              60           1,464
Burlington Northern Santa Fe Corp.                        102           2,871
CH Robinson Worldwide, Inc.                                14             526
Cooper Tire & Rubber Co.                                   43             601
CSX Corp.                                                  10             326
Dana Corp.                                                 21             198
Delphi Corp.                                              208           1,749
FedEx Corp.                                                63           3,786
General Motors Corp.                                       19             696
Goodyear Tire & Rubber Co. (The)                          151             861
Harley-Davidson, Inc.                                      82           3,626
JB Hunt Transport Services, Inc. (AE)                      18             612
Lear Corp. (AE)                                            24             938
Norfolk Southern Corp.                                     16             335
Paccar, Inc.                                               15             855
Skywest, Inc.                                              40             510
Swift Transportation Co., Inc. (AE)                         5              82
Tidewater, Inc.                                             2              62
Union Pacific Corp.                                         9             506
United Parcel Service, Inc. Class B                        55           3,404
Visteon Corp.                                              50             350
Werner Enterprises, Inc.                                    2              47
                                                                 ------------
                                                                       25,678
                                                                 ------------

Consumer Discretionary - 15.2%
Abercrombie & Fitch Co. Class A (AE)                       60           1,979
Activision, Inc. (AE)                                      91           1,386
AOL Time Warner, Inc. (AE)                                165           2,250
Apollo Group, Inc. Class A (AE)                            22           1,171
Autonation, Inc. (AE)                                      18             242
Banta Corp.                                                11             344
BearingPoint, Inc. (AE)                                    14             118
Bed Bath & Beyond, Inc. (AE)                                2              67
Best Buy Co., Inc. (AE)                                    20             692
Black & Decker Corp.                                        4             161
Blyth, Inc.                                                24             633
Callaway Golf Co.                                          32             442
Career Education Corp. (AE)                                24           1,455
Carnival Corp.                                             38           1,048
Cendant Corp. (AE)                                         28             406
Chico's FAS, Inc. (AE)                                     20             487
Cintas Corp.                                                7             237
Claire's Stores, Inc.                                      20             530
Clear Channel Communications, Inc. (AE)                    66           2,589
Coach, Inc. (AE)                                           56           2,437
Columbia Sportswear Co. (AE)                                6             298

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Convergys Corp. (AE)                                       29             478
Darden Restaurants, Inc.                                   77           1,347
Dillard's, Inc. Class A                                    27             383
Dollar General Corp.                                       89           1,290
Eastman Kodak Co.                                         135           4,050
eBay, Inc. (AE)                                            22           2,041
Electronic Arts, Inc. (AE)                                 64           3,764
Expedia, Inc. (AE)                                         24           1,394
Family Dollar Stores                                      237           8,087
Federated Department Stores                               141           4,309
Fisher Scientific International (AE)                       21             601
Fox Entertainment Group, Inc. Class A (AE)                176           4,482
Gannett Co., Inc.                                           2             167
Gap, Inc. (The)                                           224           3,720
Gemstar-TV Guide International, Inc. (AE)                  79             317
Gillette Co. (The)                                        143           4,361
Harrah's Entertainment, Inc. (AE)                          40           1,591
Hearst-Argyle Television, Inc. Class C (AE)                10             251
Hollywood Entertainment Corp. (AE)                         22             392
Home Depot, Inc.                                          899          25,302
Hughes Electronics Corp. Class H (AE)                     143           1,684
Interpublic Group Cos., Inc.                               10             113
JC Penney Co., Inc. Holding Co.                           160           2,724
Jones Apparel Group, Inc. (AE)                            204           5,830
Kimberly-Clark Corp.                                       66           3,285
Kohl's Corp. (AE)                                         110           6,242
Landry's Restaurants, Inc.                                 10             187
Liberty Media Corp. Class A (AE)                          318           3,499
Lowe's Cos., Inc.                                         189           8,307
Manpower, Inc.                                             31           1,029
Mattel, Inc.                                              348           7,574
May Department Stores Co. (The)                           144           3,114
McDonald's Corp.                                          141           2,403
McGraw-Hill Cos., Inc. (The)                               75           4,382
Media General, Inc. Class A                                 3             172
MGM Mirage (AE)                                            18             517
Nike, Inc. Class B                                         33           1,783
Nordstrom, Inc.                                            13             217
Office Depot, Inc. (AE)                                    83           1,050
Pacific Sunwear Of California (AE)                         46           1,048
Petsmart, Inc. (AE)                                       102           1,545
PF Chang's China Bistro, Inc. (AE)                         25           1,043
Pier 1 Imports, Inc.                                       19             343
Pittston Brink's Group                                      6              74
Quiksilver, Inc. (AE)                                      15             482
RadioShack Corp.                                           88           2,086
Rent-A-Center, Inc. Class C (AE)                           18           1,175
Ross Stores, Inc.                                          68           2,583

 24  Equity Q Fund

EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ServiceMaster Co. (The)                                    77             697
Sonic Corp. (AE)                                           16             429
Staples, Inc. (AE)                                        167           3,180
Starwood Hotels & Resorts Worldwide, Inc.                  24             647
Take-Two Interactive Software (AE)                         37             824
Talbots, Inc.                                              60           1,713
Target Corp.                                               69           2,301
TJX Cos., Inc.                                             64           1,232
Toro Co.                                                   12             463
Toys R US, Inc. (AE)                                       54             557
Tribune Co.                                                41           2,008
University of Phoenix Online (AE)                          24           1,041
Valassis Communications, Inc. (AE)                          2              48
Viacom, Inc. Class B (AE)                                 569          24,697
Viad Corp.                                                  6             129
Wal-Mart Stores, Inc.                                     320          18,033
Walt Disney Co.                                           370           6,895
Washington Post Class B                                     2           1,424
Waste Connections, Inc. (AE)                               17             555
Waste Management, Inc.                                     54           1,182
Wendy's International, Inc.                                 9             258
Yum! Brands, Inc. (AE)                                     57           1,415
                                                                 ------------
                                                                      221,518
                                                                 ------------

Consumer Staples - 8.2%
Albertson's, Inc.                                         169           3,348
Altria Group, Inc.                                        405          12,458
Anheuser-Busch Cos., Inc. Class C                          48           2,416
Clorox Co.                                                113           5,096
Coca-Cola Co. (The)                                       237           9,563
Coca-Cola Enterprises, Inc.                               146           2,853
ConAgra Foods, Inc.                                       488          10,256
Constellation Brands, Inc. Class A (AE)                     5             139
Coors (Adolph) Class B                                     26           1,402
CVS Corp.                                                 144           3,474
Dial Corp. (The)                                           72           1,506
General Mills, Inc.                                        46           2,062
HJ Heinz Co.                                               46           1,383
Kellogg Co.                                                 2              59
Kraft Foods, Inc. Class A                                  54           1,656
Kroger Co. (AE)                                            45             642
Pepsi Bottling Group, Inc.                                 59           1,210
PepsiCo, Inc.                                             383          16,576
Procter & Gamble Co.                                      370          33,220
RJ Reynolds Tobacco Holdings, Inc.                         66           1,868
Sara Lee Corp.                                            218           3,665
Supervalu, Inc.                                           149           2,453
Systemco Corp.                                             29             827

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tyson Foods, Inc. Class A                                  77             742
Walgreen Co.                                               31             950
                                                                 ------------
                                                                      119,824
                                                                 ------------

Financial Services - 20.5%
ACE, Ltd.                                                  25             814
Affiliated Computer Services, Inc. Class A (AE)            49           2,323
Allmerica Financial Corp.                                  35             528
Allstate Corp. (The)                                       44           1,658
AMBAC Financial Group, Inc.                                49           2,882
American Express Co.                                        7             254
American International Group                              125           7,240
Annaly Mortgage Management, Inc. (o)                       11             207
AON Corp.                                                  79           1,748
Arden Realty, Inc. (o)                                      3              79
Astoria Financial Corp.                                    12             298
Bank of America Corp.                                     357          26,449
Bank One Corp.                                             36           1,312
Bear Stearns Cos., Inc. (The)                              12             829
Boston Properties, Inc. (o)                                19             725
Capital One Financial Corp.                               137           5,749
CarrAmerica Realty Corp. (o)                               15             392
Chelsea Property Group, Inc. (o)                           12             480
Cigna Corp.                                                81           4,217
Cincinnati Financial Corp.                                  8             298
CIT Group, Inc.                                            72           1,467
Citigroup, Inc.                                           809          31,768
Commerce Bancorp, Inc.                                     51           2,074
Compass Bancshares, Inc.                                    2              67
Concord EFS, Inc. (AE)                                     18             252
Countrywide Financial Corp.                               140           9,484
Developers Diversified Realty Corp. (o)                    10             260
DST Systems, Inc. (AE)                                      3             100
E*TRADE Group, Inc. (AE)                                  118             650
Everest Re Group, Ltd.                                      8             551
Fannie Mae                                                250          18,118
Federated Investors, Inc. Class B                          52           1,419
Fidelity National Financial, Inc.                         107           3,678
First American Corp.                                       14             360
First Data Corp.                                          137           5,390
First Tennessee National Corp.                             69           3,035
FirstMerit Corp.                                            6             119
Fiserv, Inc. (AE)                                          47           1,381
FleetBoston Financial Corp.                               256           6,786
Franklin Resources, Inc.                                    4             150
Freddie Mac                                               187          10,800
Golden West Financial Corp.                                 2             121
Goldman Sachs Group, Inc.                                  49           3,719
Greater Bay Bancorp                                        20             312
Greenpoint Financial Corp.                                 37           1,745

                                                               Equity Q Fund  25

EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
H&R Block, Inc.                                            63           2,423
Hartford Financial Services Group, Inc.                   107           4,345
Hibernia Corp. Class A                                     25             449
Highwoods Properties, Inc. (o)                              5             101
HRPT Properties Trust (o)                                  11             101
John Hancock Financial Services, Inc.                     104           3,025
JP Morgan Chase & Co.                                     355          10,418
Keycorp                                                    64           1,541
LaBranche & Co., Inc.                                      34             555
Landamerica Financial Group, Inc.                           6             259
Liberty Property Trust (o)                                  1              33
Loews Corp.                                                32           1,309
Marsh & McLennan Cos., Inc.                                44           2,105
Marshall & Ilsley Corp.                                    24             697
MBIA, Inc.                                                 40           1,784
MBNA Corp.                                                 46             865
Mellon Financial Corp.                                     59           1,550
Merrill Lynch & Co., Inc.                                  86           3,538
Metlife, Inc.                                             103           2,946
Mills Corp. (The) (o)                                       1              38
Morgan Stanley                                            462          20,654
National City Corp.                                        40           1,192
National Commerce Financial Corp.                          52           1,052
New York Community Bancorp, Inc.                           37           1,295
North Fork BanCorp., Inc.                                   3             104
Nuveen Investments, Inc. Class A                            5             132
Old Republic International Corp.                           45           1,363
PNC Financial Services Group, Inc.                         22             971
Post Properties, Inc. (o)                                  14             355
Progressive Corp. (The)                                    26           1,741
Protective Life Corp.                                      35           1,000
Rouse Co. (The) (o)                                        11             396
Ryder System, Inc.                                          1              35
SouthTrust Corp.                                          118           3,169
Sovereign Bancorp, Inc.                                    90           1,395
Sungard Data Systems, Inc. (AE)                           216           4,642
SunTrust Banks, Inc.                                       22           1,230
Synovus Financial Corp.                                    67           1,297
Torchmark Corp.                                            24             926
Travelers Property Casualty Corp. Class A                 170           2,756
Travelers Property Casualty Corp. Class B                  41             671
UnumProvident Corp.                                        74             853
US Bancorp                                                639          14,149
Wachovia Corp.                                            243           9,272
Washington Mutual, Inc.                                   327          12,900
Wells Fargo & Co.                                         260          12,555
WR Berkley Corp.                                           51           2,351
                                                                 ------------
                                                                      298,826
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Health Care - 14.9%
Abbott Laboratories                                        90           3,636
Aetna, Inc.                                                29           1,424
AmerisourceBergen Corp.                                    36           2,076
Amgen, Inc. (AE)                                          176          10,781
Anthem, Inc. (AE)                                          59           4,057
Baxter International, Inc.                                 14             331
Becton Dickinson & Co.                                     40           1,421
Biogen, Inc. (AE)                                          19             714
Boston Scientific Corp. (AE)                               63           2,712
Bristol-Myers Squibb Co.                                  286           7,297
Cardinal Health, Inc.                                     235          12,993
Caremark Rx, Inc. (AE)                                     11             228
Cephalon, Inc. (AE)                                        22             907
Chiron Corp. (AE)                                          28           1,131
Community Health Systems, Inc. (AE)                         2              34
Coventry Health Care, Inc. (AE)                             4             171
DaVita, Inc. (AE)                                          21             426
Eli Lilly & Co.                                            30           1,921
First Health Group Corp. (AE)                              10             258
Forest Laboratories, Inc. (AE)                             82           4,227
Genentech, Inc. (AE)                                       36           1,354
Gilead Sciences, Inc. (AE)                                 64           2,975
Guidant Corp.                                             325          12,690
HCA, Inc.                                                  15             465
Health Management Associates, Inc. Class A                 42             718
Healthsouth Corp. (AE)                                     14               2
Humana, Inc. (AE)                                          34             375
ICN Pharmaceuticals, Inc.                                  26             228
Johnson & Johnson                                         222          12,486
King Pharmaceuticals, Inc. (AE)                            37             463
McKesson Corp.                                             88           2,451
Medimmune, Inc. (AE)                                       44           1,546
Medtronic, Inc.                                            63           3,017
Merck & Co., Inc.                                         489          28,442
Mid Atlantic Medical Services (AE)                         23             989
Mylan Laboratories                                         27             758
Odyssey HealthCare, Inc. (AE)                               8             196
Omnicare, Inc.                                              1              34
Oxford Health Plans (AE)                                   18             539
Perrigo Co.                                                13             195
Pfizer, Inc.                                            1,372          42,187
Pharmaceutical Product Development, Inc. (AE)              17             444
Quest Diagnostics (AE)                                      1              36
Quintiles Transnational Corp. (AE)                          6              85
Renal Care Group, Inc. (AE)                                11             366
Schering-Plough Corp.                                     124           2,239
SICOR, Inc. (AE)                                            7             117
St Jude Medical, Inc. (AE)                                139           7,296

 26  Equity Q Fund

EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stericycle, Inc. (AE)                                      10             393
Steris Corp. (AE)                                          96           2,179
Stryker Corp.                                              17           1,106
Tenet Healthcare Corp. (AE)                                63             934
Triad Hospitals, Inc. (AE)                                  9             202
UnitedHealth Group, Inc.                                   92           8,464
Universal Health Services, Inc. Class B (AE)                5             209
WebMD Corp. (AE)                                          163           1,567
WellPoint Health Networks (AE)                             46           3,522
Wyeth                                                     395          17,199
Zimmer Holdings, Inc. (AE)                                 49           2,317
                                                                 ------------
                                                                      217,530
                                                                 ------------

Integrated Oils - 4.8%
Amerada Hess Corp.                                         52           2,349
ChevronTexaco Corp.                                        85           5,333
ConocoPhillips                                            137           6,866
Exxon Mobil Corp.                                         961          33,840
Marathon Oil Corp.                                        457          10,411
Occidental Petroleum Corp.                                380          11,332
Unocal Corp.                                                9             258
                                                                 ------------
                                                                       70,389
                                                                 ------------
Materials and Processing - 2.5%
Air Products & Chemicals, Inc.                             37           1,611
Albany International Corp. Class A                          8             183
Alcoa, Inc.                                               106           2,431
Aptargroup, Inc.                                            5             162
Archer-Daniels-Midland Co.                                147           1,632
Ashland, Inc.                                              20             590
Ball Corp.                                                 49           2,761
Bowater, Inc.                                              16             615
Dow Chemical Co. (The)                                     20             636
Du Pont EI de Nemours & Co.                                17             727
Eastman Chemical Co.                                       25             766
Ecolab, Inc.                                               38           1,962
Energizer Holdings, Inc. (AE)                              33             937
Fluor Corp.                                                 1              37
Freeport-McMoRan Copper & Gold, Inc. Class B               49             850
Lafarge North America, Inc.                                12             371
Masco Corp.                                                48           1,016
MeadWestvaco Corp.                                         20             474
Monsanto Co.                                              259           4,514
Pactiv Corp. (AE)                                         204           4,190
PPG Industries, Inc.                                       10             471
Praxair, Inc.                                              14             831
Precision Castparts Corp.                                  50           1,379
Rohm & Haas Co.                                            27             897
Scotts Co. (The) Class A (AE)                               5             283

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sealed Air Corp. (AE)                                      21             908
Sherwin-Williams Co. (The)                                151           4,220
Sigma-Aldrich Corp.                                         1              64
Smurfit-Stone Container Corp. (AE)                          7             101
Temple-Inland, Inc.                                        13             589
United States Steel Corp.                                  28             397
York International Corp.                                   16             371
                                                                 ------------
                                                                       36,976
                                                                 ------------

Miscellaneous - 5.6%
3M Co.                                                     30           3,763
Brunswick Corp.                                            28             616
Carlisle Cos., Inc.                                        15             666
Eaton Corp.                                                 4             319
Fortune Brands, Inc.                                      111           5,363
General Electric Co.                                    2,079          61,222
Georgia-Pacific Corp.                                      17             268
Honeywell International, Inc.                              62           1,461
ITT Industries, Inc.                                       58           3,391
Johnson Controls, Inc.                                      7             559
SPX Corp. (AE)                                              3              98
St Joe Co. (The)                                            7             190
Textron, Inc.                                              23             672
Tyco International, Ltd.                                  224           3,494
                                                                 ------------
                                                                       82,082
                                                                 ------------

Other Energy - 1.2%
Anadarko Petroleum Corp.                                  158           6,993
Baker Hughes, Inc.                                         85           2,370
Cooper Cameron Corp. (AE)                                  35           1,675
Devon Energy Corp.                                         13             605
Diamond Offshore Drilling                                   6             119
Dynegy, Inc. Class A                                       99             437
EL Paso Corp.                                              42             311
Halliburton Co.                                           143           3,058
Patina Oil & Gas Corp.                                     11             367
Pogo Producing Co.                                          8             325
Reliant Resources, Inc. (AE)                               53             298
Rowan Cos., Inc.                                           47             961
Transocean, Inc.                                           27             509
Valero Energy Corp.                                         6             228
                                                                 ------------
                                                                       18,256
                                                                 ------------

Producer Durables - 2.4%
Applied Materials, Inc. (AE)                               76           1,108
Boeing Co. (The)                                          257           7,014
Cooper Industries, Ltd. Class A                             4             134
Danaher Corp.                                               4             304
Deere & Co.                                                 2              79
DR Horton, Inc.                                           135           3,210
Engineered Support Systems, Inc.                            6             194

                                                               Equity Q Fund  27

EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goodrich Corp.                                             68             954
Hovnanian Enterprises, Inc. Class A (AE)                   26           1,039
Ingersoll-Rand Co. Class A                                 30           1,331
Lexmark International, Inc. (AE)                          104           7,767
Lockheed Martin Corp.                                      41           2,057
Northrop Grumman Corp.                                     15           1,354
NVR, Inc. (AE)                                              7           2,529
Pentair, Inc.                                               8             325
Pitney Bowes, Inc.                                          9             309
Rockwell Collins, Inc.                                      5             102
Steelcase, Inc. Class A                                     9              85
Tektronix, Inc. (AE)                                        6             121
Teradyne, Inc. (AE)                                         1               6
Toll Brothers, Inc. (AE)                                   42             974
United Technologies Corp.                                  53           3,270
WW Grainger, Inc.                                           1              65
Xerox Corp. (AE)                                          141           1,393
                                                                 ------------
                                                                       35,724
                                                                 ------------

Technology - 12.9%
3Com Corp. (AE)                                            60             311
Acxiom Corp. (AE)                                          67             936
ADC Telecommunications, Inc. (AE)                         177             422
Advanced Micro Devices, Inc. (AE)                         145           1,079
Altera Corp. (AE)                                         258           4,073
Amkor Technology, Inc. (AE)                                48             366
Analog Devices, Inc. (AE)                                  26             848
Applera Corp. - Applied BioSystems Group Class P           93           1,622
Applied Micro Circuits Corp. (AE)                          65             289
BMC Software, Inc. (AE)                                   223           3,332
Broadcom Corp. Class A (AE)                                57           1,014
Cisco Systems, Inc. (AE)                                  905          13,614
Computer Associates International, Inc.                    62           1,000
Computer Sciences Corp. (AE)                               49           1,601
Compuware Corp. (AE)                                      139             608
Comverse Technology, Inc. (AE)                             37             481
Conexant Systems, Inc. (AE)                                62             112
Dell Computer Corp. (AE)                                  123           3,544
EMC Corp. (AE)                                          1,059           9,629
Gateway, Inc. (AE)                                         35             102
Harris Corp.                                               60           1,727
Hewlett-Packard Co.                                       566           9,232
Ingram Micro, Inc. Class A (AE)                           161           1,606
Intel Corp.                                             1,227          22,580
International Business Machines Corp.                     162          13,765
Intersil Corp. Class A (AE)                                16             292
Intuit, Inc. (AE)                                          73           2,829
Jabil Circuit, Inc. (AE)                                   66           1,236
Juniper Networks, Inc. (AE)                                42             427

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
L-3 Communications Holdings, Inc. (AE)                     73           3,232
Lucent Technologies, Inc. (AE)                            910           1,638
Maxim Integrated Products                                  48           1,877
Micron Technology, Inc. (AE)                               84             717
Microsoft Corp.                                         1,735          44,363
Motorola, Inc.                                            148           1,169
NCR Corp. (AE)                                             26             576
Oracle Corp. (AE)                                         608           7,224
QLogic Corp. (AE)                                          10             422
Qualcomm, Inc.                                            303           9,663
Raytheon Co.                                               28             838
Rockwell Automation, Inc.                                  51           1,165
Siebel Systems, Inc. (AE)                                  74             645
Storage Technology Corp. (AE)                             162           4,013
Sybase, Inc. (AE)                                          37             469
SYKES Enterprises, Inc. (AE)                               10              47
Symantec Corp. (AE)                                        41           1,815
Texas Instruments, Inc.                                   399           7,372
UniSystem Corp. (AE)                                       34             354
Utstarcom, Inc. (AE)                                       34             729
VeriSign, Inc. (AE)                                        43             533
Xilinx, Inc. (AE)                                          26             712
                                                                 ------------
                                                                      188,250
                                                                 ------------

Utilities - 6.3%
Alltel Corp.                                               74           3,452
American Electric Power Co., Inc.                          47           1,232
AT&T Corp.                                                193           3,288
AT&T Wireless Services, Inc. (AE)                         149             961
BellSouth Corp.                                            74           1,879
Centerpoint Energy, Inc.                                  129           1,019
Comcast Corp. Class A (AE)                                 73           2,194
Comcast Corp. Class A (AE)                                 53           1,688
Constellation Energy Group, Inc.                            3              85
COX Communications, Inc. Class A (AE)                     102           3,360
Dominion Resources, Inc.                                    1              41
DTE Energy Co.                                             31           1,254
Duke Energy Corp.                                         131           2,308
Edison International (AE)                                 107           1,566
Entergy Corp.                                              85           3,958
Exelon Corp.                                               56           2,947
FirstEnergy Corp.                                          10             324
Great Plains Energy, Inc.                                   9             238
Kinder Morgan, Inc.                                         9             434
National Fuel Gas Co.                                       8             181
Nextel Communications, Inc. Class A (AE)                  333           4,928
Nicor, Inc.                                                 2              52
NiSource, Inc.                                             67           1,263

 28  Equity Q Fund

EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Northeast Utilities                                        19             285
Pepco Holdings, Inc.                                       54             919
PG&E Corp. (AE)                                           140           2,103
Pinnacle West Capital Corp.                                82           2,737
Progress Energy, Inc.                                       7             292
Qwest Communications International                         49             183
SBC Communications, Inc.                                  400           9,334
Sempra Energy                                              41           1,111
Sprint Corp. - FON Group                                  622           7,163
Sprint Corp. - PCS Group (AE)                              40             139
TECO Energy, Inc.                                          11             113
TXU Corp.                                                  26             524
Verizon Communications, Inc.                              697          26,059
Xcel Energy, Inc.                                         137           1,858
                                                                 ------------
                                                                       91,472
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,340,604)                                                   1,406,525
                                                                 ------------

SHORT-TERM INVESTMENTS - 1.5%
Frank Russell Investment Company
   Money Market Fund                                   17,498          17,498
United States Treasury Bill
   1.060% due 06/19/03 (c)(y)                             999             999
   1.130% due 06/19/03 (c)(y)(s)                        2,995           2,995
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,492)                                                         21,492
                                                                 ------------

TOTAL INVESTMENTS - 97.8%
(identified cost $1,362,096)                                        1,428,017

OTHER ASSETS AND LIABILITIES
NET - 2.2%                                                             32,341
                                                                 ------------

NET ASSETS - 100.0%                                                 1,460,358
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/03 (108)                         10,296              635

S&P E-Mini Index
   expiration date 06/03 (46)                           2,107               11

S&P Midcap 400 Index
   expiration date 06/03 (78)                          17,111              550

S&P 500 Index
   expiration date 06/03 (102)                         23,361              425
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                1,621
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  29

INTERNATIONAL FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.2%
Australia - 4.6%
Alumina, Ltd.                                              59             161
Amcor, Ltd.                                               689           3,582
AMP Diversified Property Trust                             14              25
AMP, Ltd.                                                  14              78
Ansell, Ltd.                                                1               4
Australia & New Zealand Banking Group, Ltd.               433           5,055
Australian Gas Light Co., Ltd.                             50             360
Australian Stock Exchange, Ltd.                            19             140
BHP Billiton, Ltd.                                        992           5,610
BHP Steel, Ltd.                                            14              30
Billabong International, Ltd.                              26              92
Boral, Ltd.                                                31              91
Brambles Industries, Ltd.                                  19              60
CFS Gandel Retail Trust                                    94              82
Coca-Cola Amatil, Ltd.                                     87             309
Coles Myer, Ltd.                                          341           1,466
Commonwealth Bank of Australia                             23             383
Commonwealth Property Office Fund                          73              54
CSR, Ltd.                                                 303             337
David Jones, Ltd.                                          43              28
Deutsche Office Trust                                      50              35
Foster's Group, Ltd.                                    1,265           3,545
Futuris Corp., Ltd.                                         6               6
General Property Trust                                     51              95
Harvey Norman Holdings, Ltd.                               65              92
Iluka Resources, Ltd.                                      17              42
Insurance Australia Group, Ltd.                            22              43
James Hardie Industries NV                                  1               5
Leighton Holdings, Ltd.                                    33             203
Lend Lease Corp., Ltd.                                      7              44
Macquarie Bank, Ltd.                                       32             508
Macquarie Infrastructure Group                             27              55
MIM Holdings, Ltd.                                         36              38
National Australia Bank, Ltd.                             214           4,346
Newcrest Mining, Ltd.                                       4              15
News Corp., Ltd.                                          790           5,622
OneSteel, Ltd.                                             52              56
Orica, Ltd.                                               172           1,064
Origin Energy, Ltd.                                        22              63
PaperlinX, Ltd.                                            18              59
Publishing & Broadcasting, Ltd.                            17              94
Qantas Airways, Ltd.                                      120             238
QBE Insurance Group, Ltd.                                 246           1,316
Rinker Group, Ltd. (AE)                                   303             921
Rio Tinto, Ltd.                                            10             206
Santos, Ltd.                                              437           1,586
Sons of Gwalia, Ltd.                                       20              23
Stockland Trust Group                                      20              63
Suncorp-Metway, Ltd.                                        5              36
TABCORP Holdings, Ltd.                                      7              44

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telstra Corp., Ltd.                                       734           1,934
Wesfarmers, Ltd.                                            5              71
Westfield Holdings, Ltd.                                   14             130
Westfield Trust                                            37              79
Westpac Banking Corp.                                     171           1,703
WMC Resources, Ltd. (AE)                                   72             180
Woodside Petroleum, Ltd.                                    6              44
Woolworths, Ltd.                                          117             944
                                                                 ------------
                                                                       43,495
                                                                 ------------

Austria - 0.1%
Erste Bank der Oesterreichischen Sparkassen AG              3             237
OMV AG                                                      3             348
Telekom Austria AG (AE)                                    35             359
                                                                 ------------
                                                                          944
                                                                 ------------

Belgium - 1.0%
AGFA-Gevaert NV                                            19             370
Delhaize Group                                             17             355
Dexia (AE)                                                108               1
Dexia                                                     207           2,372
Electrabel                                                  5           1,280
Fortis                                                     14             233
Fortis                                                    238           3,955
KBC Bancassurance Holding                                  18             619
Solvay SA                                                   7             468
                                                                 ------------
                                                                        9,653
                                                                 ------------

Bermuda - 0.0%
RenaissanceRe Holdings, Ltd.                               10             452
                                                                 ------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR                                  9             238
Petroleo Brasileiro SA - Petrobras Class R - ADR           45             836
                                                                 ------------
                                                                        1,074
                                                                 ------------

Canada - 1.5%
Abitibi-Consolidated, Inc.                                 30             209
Bank of Montreal                                           20             548
Bank of Nova Scotia                                        86           3,345
BCE, Inc.                                                  37             735
Bombardier, Inc. Class B                                   68             164
Canadian Natural Resources, Ltd.                            7             237
Cognos, Inc. (AE)                                          11             290
Great-West Lifeco, Inc.                                     4             114
Magna International, Inc. Class A                          15             881
Molson, Inc. Class A (AE)                                  38             870
Nortel Networks Corp. (AE)                                553           1,427
Petro-Canada                                               11             369
Placer Dome, Inc.                                          15             154

 30  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal Bank of Canada                                       47           1,963
Suncor Energy, Inc.                                        16             258
Talisman Energy, Inc.                                      34           1,352
TELUS Corp. (Non-voting shares)                            29             383
Thomson Corp. (The) (AE)                                   36           1,049
                                                                 ------------
                                                                       14,348
                                                                 ------------

China - 0.2%
China Petroleum & Chemical Corp. Class H                1,350             267
Huaneng Power International, Inc. Class H                 628             596
PetroChina Co., Ltd. Class H                            2,090             477
Sinotrans, Ltd. Class H (AE)                              798             197
                                                                 ------------
                                                                        1,537
                                                                 ------------

Denmark - 0.6%
Coloplast A/S Class B                                      --              15
D/S Svendborg Class B                                      --             669
Danske Bank A/S                                            73           1,409
FLS Industries A/S Class B                                  4              31
ISS A/S                                                    23             843
Novo-Nordisk A/S Class B                                   46           1,665
Novozymes A/S                                              20             491
TDC A/S                                                    31             776
                                                                 ------------
                                                                        5,899
                                                                 ------------

Estonia - 0.0%
Hansabank, Ltd.                                            19             352
                                                                 ------------

Finland - 1.5%
Fortum Oyj                                                109             783
Nokia OYJ                                                 433           7,321
Nokia OYJ - ADR                                            66           1,096
Sampo Oyj Class A                                         292           2,120
Stora Enso Oyj Class R                                     58             630
Stora Enso Oyj Class R                                     56             612
UPM-Kymmene Oyj                                           132           1,934
                                                                 ------------
                                                                       14,496
                                                                 ------------

France - 9.5%
Accor SA                                                   56           1,844
Air France                                                 68             757
Air Liquide                                                 5             743
Alcatel SA                                                202           1,652
Altran Technologies SA                                     38             139
Aventis SA                                                114           5,808
AXA                                                       297           4,506
BNP Paribas                                               154           7,215
Bouygues                                                   41           1,003
Business Objects SA - ADR (AE)                             17             369
Cap Gemini SA                                              57           1,768
Carrefour SA                                               75           3,269

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Casino Guichard Perrachon SA                                3             170
Christian Dior SA                                          15             531
Cie de Saint-Gobain                                       147           5,077
Cie Generale D'Optique Essilor International SA            23             944
CNP Assurances                                             13             519
France Telecom (AE)                                        10             235
France Telecom                                             66           1,532
Groupe Danone                                              14           1,967
L'Oreal SA                                                 39           2,758
Lafarge SA                                                  3             172
Lagardere S.C.A.                                            2              73
Michelin (C.G.D.E.) Class B                                34           1,276
Orange SA (AE)                                            145           1,162
Orange SA (AE)                                             38           1,789
Pechiney SA Class A                                        54           1,571
Pernod-Ricard                                               6             493
Peugeot SA                                                 42           1,970
Pinault-Printemps-Redoute                                  17           1,155
Renault SA                                                 16             692
Sanofi-Synthelabo SA                                       46           2,747
Schneider Electric SA                                      33           1,549
Societe Assurances Generales de France                     86           2,847
Societe Generale Class A                                  108           6,626
Societe Television Francaise 1                             61           1,706
Suez SA                                                    59             965
Technip-Coflexip SA                                         7             582
Thomson/ex-TMM                                            104           1,527
Total Fina Elf SA                                          91          11,871
Total Fina Elf SA - ADR                                    31           2,045
Valeo SA                                                   20             571
Vivendi Universal SA                                      192           3,136
Wanadoo (AE)                                              162           1,105
                                                                 ------------
                                                                       90,436
                                                                 ------------

Germany - 4.4%
Adidas-Salomon AG                                           7             585
Aixtron AG                                                  6              19
Allianz AG                                                  8             580
Altana AG                                                  12             571
AMB Generali Holding AG                                     9             529
BASF AG                                                    24           1,084
Bayer AG                                                  106           1,930
Bayerische Hypo-und Vereinsbank AG                         95           1,260
Bayerische Motoren Werke AG                                 8             280
Beiersdorf AG                                               2             273
Continental AG                                              3              45
DaimlerChrysler AG                                         23             735
Deutsche Bank AG                                           21           1,091
Deutsche Lufthansa AG                                      82             859
Deutsche Post AG                                          159           1,897

                                                          International Fund  31

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Telekom AG                                       120           1,600
E.ON AG                                                    83           3,981
Epcos AG (AE)                                               2              23
Gehe AG                                                     5             214
Hannover Rueckversicherungs AG                             38           1,000
HeidelbergCement AG                                        26             802
KarstadtQuelle AG                                          89           1,499
LIndustriese AG                                             3             102
Medion AG                                                  15             553
Merck KGaA                                                 24             645
Metro AG                                                   63           1,758
Muenchener Rueckversicherungs AG                           28           2,780
Puma AG Rudolf Dassler Sport                               12           1,133
RWE AG                                                     99           2,655
SAP AG                                                      5             543
SAP AG - ADR                                                1              28
Schering AG                                                19             851
Siemens AG                                                 61           3,043
Singulus Technologies AG                                   29             505
T-Online International AG (AE)                             41             321
TUI AG                                                      6              86
Volkswagen AG                                             168           5,921
                                                                 ------------
                                                                       41,781
                                                                 ------------

Greece - 0.2%
Hellenic Telecommunications Organization SA               141           1,509
Hellenic Telecommunications Organization SA -
   ADR                                                     30             157
                                                                 ------------
                                                                        1,666
                                                                 ------------
Hong Kong - 1.8%
Bank of East Asia                                         496             916
BOC Hong Kong Holdings, Ltd.                               42              41
Cathay Pacific Airways, Ltd.                               40              48
Cheung Kong Holdings, Ltd.                                178             985
Cheung Kong Infrastructure Holdings, Ltd.                  27              51
China Mobile, Ltd.                                        483             970
CLP Holdings, Ltd.                                         47             190
CNOOC, Ltd.                                             1,234           1,622
Cosco Pacific, Ltd.                                       304             257
Esprit Holdings, Ltd.                                      31              61
Giordano International, Ltd.                               24               6
Hang Lung Properties, Ltd.                                112              97
Hang Seng Bank, Ltd.                                       55             540
Henderson Land Development                                  8              20
Hong Kong & China Gas                                     227             268
HongKong Electric Holdings                                430           1,735
Hongkong Land Holdings, Ltd.                              149             167
Hutchison Whampoa, Ltd.                                   264           1,469
Hysan Development Co., Ltd.                                 4               3
Jardine Matheson Holdings, Ltd.                           227           1,284

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JCG Holdings, Ltd.                                         49              23
Johnson Electric Holdings, Ltd.                           472             508
Li & Fung, Ltd.                                           477             535
MTR Corp.                                                 777             842
New World Development, Ltd.                                67              20
Shangri-La Asia, Ltd.                                     299             188
Sun Hung Kai Properties, Ltd.                             342           1,605
Swire Pacific, Ltd. Class                                 350           1,384
Wharf Holdings, Ltd.                                      929           1,637
                                                                 ------------
                                                                       17,472
                                                                 ------------

Hungary - 0.2%
Gedeon Richter Rt                                           9             632
OTP Bank Rt                                                76             818
                                                                 ------------
                                                                        1,450
                                                                 ------------

Indonesia - 0.0%
Telekomunikasi Industriesonesia Tbk PT                    732             346
                                                                 ------------

Ireland - 0.8%
Allied Irish Banks PLC                                    117           1,803
Bank of Ireland                                             1              18
Bank of Ireland                                           404           4,978
CRH PLC                                                     1              19
CRH PLC                                                    74           1,132
                                                                 ------------
                                                                        7,950
                                                                 ------------

Israel - 0.2%
Check Point Software Technologies (AE)                     44             691
Teva Pharmaceutical Industries - ADR                       17             785
                                                                 ------------
                                                                        1,476
                                                                 ------------

Italy - 4.1%
Arnoldo Mondadori Editore SpA                              10              67
Assicurazioni Generali SpA                                  9             200
Autostrade Concessioni e Costruzioni Autostrade
   SpA                                                     63             817
Banca Intesa SpA (AE)                                   2,792           7,228
Banca Popolare di Bergamo Credito Varesino Scrl            59           1,186
Banca Popolare di Milano SCRL                              50             208
Banco Popolare di Verona e Novara Scrl                     87           1,181
Benetton Group SpA                                         23             199
Enel SpA                                                   61             367
ENI-Ente Nazionale Idrocarburi SpA                        650           9,261
Fiat SpA                                                    6              46
Finmeccanica SpA                                        2,581           1,532
Italcementi SpA                                            31             325
Luxottica Group SpA                                         1               6
Mediaset SpA                                              609           5,203

 32  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Parmalat Finanziaria SpA                                   90             231
Riunione Adriatica di Sicurta SpA                          60             866
Saipem SpA                                                 95             662
Sanpaolo IMI SpA                                          172           1,416
Telecom Italia SpA (AE)                                   224           1,827
Telecom Italia SpA                                        430           2,117
TIM SpA                                                   780           3,672
UniCredito Italiano SpA                                    74             322
                                                                 ------------
                                                                       38,939
                                                                 ------------

Japan - 16.4%
77 Bank, Ltd. (The)                                       245           1,039
Acom Co., Ltd.                                              9             252
Advantest Corp.                                             8             272
Aeon Co., Ltd.                                             40             902
Aiful Corp.                                                35           1,316
Ajinomoto Co., Inc.                                        63             639
Alps Electric Co., Ltd.                                    15             162
Amano Corp.                                                 7              34
Aoyama Trading Co., Ltd.                                    8             104
Asahi Optical Co.                                         126             503
Autobacs Seven Co., Ltd.                                    4              74
Bank of Yokohama, Ltd. (The)                               62             219
Bridgestone Corp.                                         219           2,485
Brother Industries, Ltd.                                   12              81
Canon, Inc.                                               438          17,705
Central Glass Co., Ltd.                                    22             112
Central Japan Railway Co.                                  --             156
Chubu Electric Power Co., Inc.                             24             485
Chugai Pharmaceutical Co., Ltd.                            46             484
Citizen Watch Co., Ltd.                                    73             385
Credit Saison Co., Ltd.                                   123           2,321
Dai Nippon Printing Co., Ltd.                              78             757
Daicel Chemical Industries, Ltd.                            1               3
Daiichi Pharmaceutical Co., Ltd.                           39             494
Daikin Industries, Ltd.                                    16             266
Daimaru, Inc.                                              29             104
Dainippon Ink and Chemicals, Inc.                          33              51
Dainippon Screen Manufacturing Co., Ltd.                   12              42
Daito Trust Construction Co., Ltd.                         17             324
Daiwa House Industry Co., Ltd.                            182           1,099
Daiwa Securities Group, Inc.                              116             456
Denki Kagaku Kogyo K K                                     72             160
Denso Corp.                                                12             170
Dowa Mining Co.                                            41             136
East Japan Railway Co.                                      1           2,848
Eisai Co., Ltd.                                           158           2,782
FamilyMart Co., Ltd.                                        5              92
Fast Retailing Co., Ltd.                                   13             370
Fuji Electric Co., Ltd.                                    97             166
Fuji Heavy Industries, Ltd.                               209             749
Fuji Machine Manufacturing Co., Ltd.                       54             361
Fuji Photo Film Co., Ltd.                                  27             688

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fuji Soft ABC, Inc.                                         1               7
Fujikura, Ltd.                                             25              56
Fujitsu Support and Service, Inc.                           2              24
Fujitsu, Ltd.                                               4              11
Funai Electric Co., Ltd.                                    1              91
Futaba Corp.                                               22             428
Gunze, Ltd.                                                23              87
Hankyu Department Stores                                    3              16
Heiwa Corp.                                                11             164
Hino Motors, Ltd.                                          24             114
Hirose Electric Co., Ltd.                                   4             265
Hitachi Chemical Co., Ltd.                                 16             147
Hitachi Maxell, Ltd.                                       28             428
Hitachi Zosen Corp. (AE)                                   44              28
Hitachi, Ltd.                                             519           1,732
Honda Motor Co., Ltd.                                     169           5,584
Hoya Corp.                                                 16             916
Ibiden Co., Ltd.                                            8              72
Ito-Yokado Co., Ltd.                                       41             964
Itochu Corp.                                               71             149
Itochu Techno-Science Corp.                                 3              50
Jafco Co., Ltd.                                             3             119
Japan Real Estate Investment Corp. (o)                     --             118
Japan Retail Fund Investment (o)                           --              19
Japan Telecom Holdings Co., Ltd.                           --             178
Japan Tobacco, Inc.                                        --             181
JFE Holdings, Inc.                                        103           1,239
JGC Corp.                                                  31             218
JSR Corp.                                                  15             156
Kansai Electric Power Co., Inc. (The)                      40             664
Kao Corp.                                                 113           2,061
Kawasaki Heavy Industries, Ltd.                            59              48
Kawasaki Kisen Kaisha, Ltd.                                97             222
KDDI Corp.                                                 --             328
Keyence Corp.                                               4             710
Kirin Brewery Co., Ltd.                                    60             463
Kobayashi Pharmaceutical Co., Ltd.                          3             107
Komatsu, Ltd.                                              61             233
Konami Corp.                                               63             827
Konica Corp.                                              149           1,358
Kose Corp.                                                 10             320
Koyo Seiko Co., Ltd.                                       27             156
Kubota Corp.                                                9              21
Kyocera Corp.                                              10             464
Kyushu Electric Power Co., Inc.                             6              89
Lawson, Inc.                                               37           1,120
Mabuchi Motor Co., Ltd.                                    23           1,711
Makita Corp.                                               19             143
Marubeni Corp.                                             79              75
Matsumotokiyoshi Co., Ltd.                                 36           1,604
Matsushita Electric Industrial Co., Ltd.                  415           3,306
Meitec Corp.                                                3              71
Millea Holdings, Inc.                                      --             999

                                                          International Fund  33

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Minebea Co., Ltd.                                         316             938
Minolta Co., Ltd.                                          59             327
Mitsubishi Corp.                                           27             159
Mitsubishi Electric Corp.                                 225             583
Mitsubishi Estate Co., Ltd.                               103             603
Mitsubishi Heavy Industries, Ltd.                         286             636
Mitsubishi Motors Corp. (AE)                              106             226
Mitsubishi Securities Co., Ltd.                            35             154
Mitsubishi Tokyo Financial Group, Inc.                     --             498
Mitsui & Co., Ltd.                                        114             540
Mitsui Chemicals, Inc.                                     31             126
Mitsui Engineering & Shipbuilding                         104             108
Mitsui Fudosan Co., Ltd.                                   71             382
Mitsui OSK Lines, Ltd.                                    630           1,648
Mitsui Sumitomo Insurance Co., Ltd.                        79             371
Mitsui Trust Holdings, Inc.                                54             103
Mitsumi Electric Co., Ltd.                                  5              36
Mizuho Financial Group, Inc. (AE)                          --             133
Murata Manufacturing Co., Ltd.                             82           2,936
Namco, Ltd.                                                 5              66
NEC Corp.                                                  95             297
Nichicon Corp.                                             19             190
Nichii Gakkan Co.                                           2              76
Nichirei Corp.                                            115             352
Nidec Corp.                                                 2             116
Nikko Cordial Corp.                                       195             523
Nikon Corp. (AE)                                           12              80
Nintendo Co., Ltd.                                          3             258
Nippon Building Fund, Inc. (o)                             --             145
Nippon Express Co., Ltd.                                  515           1,922
Nippon Meat Packers, Inc.                                 124           1,114
Nippon Oil Corp.                                           33             131
Nippon Sanso Corp.                                         29              81
Nippon Sheet Glass Co., Ltd.                               81             166
Nippon Shokubai Kagaku Kogyo Co.                           14              72
Nippon Steel Corp.                                          9              10
Nippon System Development Co., Ltd.                         1              13
Nippon Telegraph & Telephone Corp.                         --           1,738
Nippon Yusen Kabushiki Kaisha                             215             727
Nishimatsu Construction Co., Ltd.                          13              37
Nishimatsuya Chain Co., Ltd.                                4              88
Nissan Motor Co., Ltd.                                  1,062           8,148
Nisshin Seifun Group, Inc.                                  2              14
Nitto Denko Corp.                                          19             541
NOK Corp.                                                  46             638
Nomura Holdings, Inc.                                     128           1,268
NTN Corp.                                                  49             187
NTT DoCoMo, Inc.                                            2           3,777
Olympus Optical Co., Ltd.                                  82           1,420
Omron Corp.                                                 1              16
Ono Pharmaceutical Co., Ltd.                                2              60
Onward Kashiyama Co., Ltd.                                  1               7
ORIX Corp.                                                 39           1,787
Pioneer Corp.                                              59           1,184

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Promise Co., Ltd.                                          25             808
Resona Holdings, Inc.                                      59              28
Ricoh Co., Ltd.                                           132           2,024
Rinnai Corp.                                               73           1,591
Rohm Co., Ltd.                                             24           2,440
Sammy Corp.                                                 5              94
Sanken Electric Co., Ltd.                                  15             131
Sankyo Co., Ltd.                                           56             809
Sankyo Co., Ltd./Gunma                                      5              92
Seino Transportation Co., Ltd.                             28             165
Sekisui House, Ltd.                                       109             803
Seven-Eleven Japan Co., Ltd.                                3              71
SFCG Co., Ltd.                                              9             654
Sharp Corp.                                                85             891
Shimachu Co., Ltd.                                         23             383
Shimamura Co.                                               3             144
Shin-Etsu Chemical Co., Ltd. Class D                      120           3,589
Shiseido Co., Ltd.                                         10              91
Showa Shell Sekiyu KK                                      17             109
Skylark Co., Ltd.                                          91             981
SMC Corp./Japan                                             3             203
Softbank Corp. (AE)                                         2              24
Sompo Japan Insurance, Inc.                                25             114
Sony Corp.                                                 27             659
Stanley Electric Co., Ltd.                                 44             553
Sumisho Lease Co., Ltd.                                     9             125
Sumitomo Bakelite Co., Ltd.                               196             694
Sumitomo Chemical Co., Ltd.                                12              33
Sumitomo Corp.                                             20              80
Sumitomo Electric Industries, Ltd.                         41             229
Sumitomo Heavy Industries, Ltd.                           130             106
Sumitomo Mitsui Financial Group, Inc.                      --             196
Sumitomo Trust & Banking Co., Ltd. (The)                   23              65
Suzuken Co., Ltd.                                           5             119
Suzuki Motor Corp.                                         56             663
Takeda Chemical Industries, Ltd.                           92           3,371
Takefuji Corp.                                             28           1,463
Tamron Co., Ltd.                                           20             443
TDK Corp.                                                  26             906
Terumo Corp.                                               20             338
THK Co., Ltd.                                              13             118
TIS, Inc.                                                   8             112
Tohoku Electric Power Co., Inc.                            85           1,358
Tokyo Broadcasting System, Inc.                            --               5
Tokyo Electric Power Co., Inc. (The)                       56           1,130
Tokyo Electron, Ltd.                                       28           1,061
Tokyo Gas Co., Ltd.                                       482           1,568
Tokyu Corp.                                                43             116
Toppan Printing Co., Ltd.                                  24             152
Toray Industries, Inc.                                    138             333
Toshiba Corp. (AE)                                         73             195
Tosoh Corp.                                                93             210
Tostem Inax Holding Corp.                                  10             107

 34  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toyo Seikan Kaisha, Ltd.                                   11              98
Toyoda Gosei Co., Ltd.                                     13             233
Toyota Motor Corp. (AE)                                   231           5,230
UFJ Holdings, Inc.                                         --              91
UMC Japan (AE)                                             --              72
Uni-Charm Corp.                                             8             299
Uniden Corp.                                                6              47
UNY Co., Ltd.                                              54             457
Victor Co. Of Japan, Ltd.                                  13              91
West Japan Railway Co.                                     --           1,148
World Co., Ltd.                                             2              32
Yahoo Japan Corp. (AE)                                     --             787
Yakult Honsha Co., Ltd.                                     6              88
Yamaha Corp.                                               93           1,053
Yamaha Motor Co., Ltd.                                    235           1,750
Yamanouchi Pharmaceutical Co., Ltd.                        48           1,209
Yamato Transport Co., Ltd.                                 13             145
                                                                 ------------
                                                                      155,842
                                                                 ------------
Luxembourg - 0.3%
Arcelor                                                   216           2,440
                                                                 ------------

Mexico - 0.3%
America Movil SA de CV Class L - ADR                       32             537
Telefonos de Mexico SA de CV - ADR                         74           2,226
                                                                 ------------
                                                                        2,763
                                                                 ------------
Netherlands - 5.6%
ABN AMRO Holding NV                                       235           3,978
Aegon NV                                                  321           3,267
Akzo Nobel NV                                              78           1,725
ASML Holding NV (AE)                                      115             992
Buhrmann NV                                               102             342
DSM NV                                                     78           3,430
Euronext NV (AE)                                           47           1,047
European Aeronautic Defense and Space Co.                  38             356
Hagemeyer NV                                               12              58
Heineken NV                                                97           3,594
Hunter Douglas NV                                          34             989
ING Groep NV                                              349           5,661
KLM-Koninklijke Luchtvaart Mij NV                           3              18
Koninklijke Ahold NV                                       24             108
Koninklijke Philips Electronics NV                         67           1,251
Koninklijke Philips Electronics NV                        182           3,383
Numico NV                                                  29             268
OCE NV                                                      6              60
Reed Elsevier NV                                          148           1,686
Royal Dutch Petroleum Co.                                 203           8,313
Royal Dutch Petroleum Co. Class S                           4             180
Royal KPN NV (AE)                                         562           3,735
Stork NV                                                   64             555

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TPG NV                                                     10             151
Unilever NV                                                41           2,594
Vedior NV                                                  97             643
VNU NV                                                    135           3,919
Wolters Kluwer NV                                          97           1,263
                                                                 ------------
                                                                       53,566
                                                                 ------------

New Zealand - 0.4%
Carter Holt Harvey, Ltd.                                  246             224
Telecom Corp. of New Zealand, Ltd.                      1,317           3,529
                                                                 ------------
                                                                        3,753
                                                                 ------------

Norway - 0.6%
DnB Holding ASA                                           148             707
Gjensidige NOR ASA                                          8             290
Norsk Hydro ASA                                            36           1,531
Norske SkogIndustriesustrier ASA                           22             299
Statoil ASA                                               261           2,068
Tandberg ASA                                              111             430
                                                                 ------------
                                                                        5,325
                                                                 ------------

Portugal - 0.3%
Electricidade de Portugal SA                              732           1,323
Portugal Telecom SGPS SA                                  278           1,989
                                                                 ------------
                                                                        3,312
                                                                 ------------

Russia - 0.0%
LUKOIL - ADR                                                3             213
                                                                 ------------

Singapore - 1.2%
CapitaLand, Ltd.                                           17              10
Creative Technology, Ltd.                                  90             563
Cycle & Carriage, Ltd.                                     10              23
DBS Group Holdings, Ltd.                                  561           2,748
Flextronics International, Ltd. (AE)                       24             210
Fraser & Neave, Ltd.                                       13              59
Guocoland, Ltd.                                             1              --
Haw Par Corp., Ltd.                                         1               2
Hotel Properties, Ltd.                                      1               1
Keppel Corp., Ltd.                                         28              70
MobileOne, Ltd.                                           933             662
NatSteel, Ltd.                                             41              55
Oversea-Chinese Banking Corp.                             298           1,588
Overseas Union Enterprise, Ltd.                             6              19
SembCorp Marine, Ltd.                                      39              21
Singapore Airlines, Ltd.                                   60             319
Singapore Exchange, Ltd.                                  269             185
Singapore Land, Ltd.                                        7              13
Singapore Press Holdings, Ltd.                             78             722
Singapore Telecommunications, Ltd.                      1,312           1,071
SMRT Corp., Ltd.                                            5               1
United Overseas Bank, Ltd.                                360           2,110

                                                          International Fund  35

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Overseas Land, Ltd.                                 27              26
Venture Corp., Ltd.                                        85             708
                                                                 ------------
                                                                       11,186
                                                                 ------------

South Korea - 0.6%
Hyundai Motor Co.                                           7             156
Korea Electric Power Corp. - ADR                          100             946
KT Corp.                                                   10             427
NHM Corp.                                                   6             531
POSCO Class R - ADR                                        35             709
Samsung Electronics - GDR                                   9           1,160
Samsung Electronics Co., Ltd.                               7           1,767
                                                                 ------------
                                                                        5,696
                                                                 ------------
Spain - 4.1%
Acerinox SA                                                28           1,034
Altadis SA                                                129           3,336
Altadis SA                                                  6             165
Amadeus Global Travel Distribution Class A (AE)           102             512
Banco Bilbao Vizcaya Argentaria SA                        161           1,618
Banco Popular Espanol                                      26           1,281
Banco Santander Central Hispano SA                        659           5,178
Cia Espanola de Petroleos                                   1              24
Corp Mapfre SA                                             64             600
Endesa SA                                                 220           3,116
Fomento de Construcciones Y Contratas SA                   22             570
Grupo Dragados SA                                          80           1,533
Iberdrola SA                                              170           2,745
Iberia Lineas Aereas de Espana                             49              86
Industriesitex SA                                          33             666
NH Hoteles SA (AE)                                          5              45
Repsol YPF SA                                              72           1,053
Repsol YPF SA - ADR                                       100           1,459
Sogecable SA (AE)                                          44             481
Telefonica SA                                           1,179          13,035
Telefonica SA (AE)(Y)                                      19             202
Terra Networks SA (AE)                                     18              93
                                                                 ------------
                                                                       38,832
                                                                 ------------

Sweden - 2.5%
Assa Abloy AB Class B                                      41             390
Atlas Co.pco AB Class A                                     5             116
Atlas Co.pco AB Class B                                     4              95
Autoliv, Inc.                                              86           2,110
Billerud AB                                                35             463
Electrolux AB Series B                                    129           2,425
Eniro AB                                                   76             581
ForeningsSparbanken AB                                     47             638
Hennes & Mauritz AB Class B                               166           3,691
Investor AB Class B                                       175           1,146
Modern Times Group AB Class B (AE)                          6              62

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nordea AB                                                 806           4,278
Sandvik AB                                                 24             600
Securitas AB Class B                                       63             738
Skandia Forsakrings AB (AE)                               156             453
Skandinaviska Enskilda Banken AB Class A                    9              89
Skanska AB Class B                                          7              42
Svenska Cellulosa AB Class B                               40           1,365
Svenska Handelsbanken Class A                              81           1,293
Swedish Match AB                                           85             628
Telefonaktiebolaget LM Ericsson Class B                   517             471
TeliaSonera AB                                            561           1,995
Volvo AB Series A                                           6             117
Volvo AB Series B                                           8             158
                                                                 ------------
                                                                       23,944
                                                                 ------------

Switzerland - 5.6%
Adecco SA                                                  63           2,401
Alcon, Inc.                                                17             762
Barry Callebaut AG                                          5             685
Ciba Specialty Chemicals AG                                 1              66
Clariant AG                                               119           1,333
Compagnie Financiere Richemont AG Class A                  54             805
Credit Suisse Group                                       128           3,063
Givaudan                                                    2             905
Holcim, Ltd.                                               13             477
Holcim, Ltd. Class B                                       15           2,811
Nestle SA                                                  34           6,838
Novartis AG Class G                                       293          11,554
PubliGroupe SA                                             --              16
Roche Holding AG                                           52           3,321
Serono SA                                                   1             488
SGS Holding                                                 3           1,070
STMicroelectronics NV                                      52           1,079
Sulzer AG                                                   1             127
Swiss Reinsurance                                          49           3,207
Swisscom AG                                                 6           1,829
Syngenta AG                                                 9             459
Synthes-Stratec, Inc. (AE)                                  1             635
UBS AG                                                    143           6,783
Valora Holding AG                                          --              76
Zurich Financial Services AG                               26           2,735
                                                                 ------------
                                                                       53,525
                                                                 ------------

Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (AE)                                               117             980
United Microelectronics Corp. Class R - ADR (AE)          270             874
                                                                 ------------
                                                                        1,854
                                                                 ------------

 36  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Thailand - 0.1%
Advanced Info Service PCL                                  80              84
Bangkok Bank Pcl (AE)                                     184             258
Kasikornbank PCL (AE)                                     216             183
Land & House Pub Co., Ltd.                              1,595             287
Siam Cement PCL                                           156             440
                                                                 ------------
                                                                        1,252
                                                                 ------------

United Kingdom - 22.0%
3i Group PLC                                              189           1,406
Abbey National PLC                                         46             327
Alliance & Leicester PLC                                   12             157
Alliance Unichem PLC                                       88             646
Allied Domecq PLC                                         473           2,654
Amdocs, Ltd. (AE)                                          55             973
Amersham PLC                                               99             714
Amvescap PLC                                                6              33
Anglo American PLC (AE)                                    51             729
ARM Holdings PLC (AE)                                      66              67
Associated British Foods PLC                               32             275
AstraZeneca PLC                                           104           4,117
AstraZeneca PLC                                           103           4,047
Aviva PLC                                                 590           4,148
AWG PLC                                                    93             794
BAA PLC                                                   161           1,241
BAE Systems PLC (AE)                                    1,515           3,076
Barclays PLC                                              990           6,842
Barratt Developments PLC                                   48             322
BG Group PLC                                            1,007           4,028
BHP Billiton PLC                                          201           1,027
BOC Group PLC                                             179           2,263
Boots Group PLC                                           396           3,626
BP PLC                                                    828           5,245
Bradford & Bingley PLC                                     34             177
Brambles Industries PLC                                   597           1,776
British Airways PLC                                       683           1,380
British American Tobacco PLC                              185           1,777
British Land Co. PLC                                        2              12
British Sky Broadcasting PLC (AE)                         699           7,247
BT Group PLC                                              114             327
Bunzl PLC                                                 236           1,697
Burberry Group PLC                                        422           1,762
Cable & Wireless PLC                                      278             334
Cadbury Schweppes PLC                                     369           2,058
Capita Group PLC                                          148             598
Carnival PLC                                                1              15
Centrica PLC                                              622           1,653
Compass Group PLC                                         176             812
Corus Group PLC (AE)                                      200              44
Davis Service Group PLC                                    14              85
De La Rue PLC                                               5              17
Debenhams PLC                                             287           1,491
Diageo PLC                                                251           2,785
Dixons Group PLC                                           12              21

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EMI Group PLC (AE)                                          2               4
Exel PLC                                                    3              32
Firstgroup PLC                                             36             137
FKI PLC                                                    83              98
Gallaher Group PLC                                         20             186
GKN PLC                                                   869           2,860
GlaxoSmithKline PLC                                       777          15,564
GUS PLC                                                   287           2,655
HBOS PLC                                                  516           6,048
Hilton Group PLC                                           28              69
HSBC Holdings PLC                                         198           2,166
HSBC Holdings PLC                                         605           6,632
IMI PLC                                                    26             112
Imperial Chemical Industries PLC                           39              80
Imperial Tobacco Group PLC                                 84           1,403
InterContinental Hotels Group PLC (AE)                    531           3,224
J Sainsbury PLC                                           554           2,096
Kelda Group PLC                                            66             431
Kingfisher PLC                                            917           3,583
Land Securities Group PLC                                   4              46
Lloyds TSB Group PLC                                      811           5,335
Man Group PLC                                              56             939
Marks & Spencer Group PLC                                 332           1,548
mmO2 PLC (AE)                                             270             241
Morgan Crucible Co.                                       648             643
MyTravel Group PLC                                        171              30
National Grid Transco PLC                                 249           1,637
Next PLC                                                   37             553
Northern Foods PLC                                         49             101
Old Mutual PLC                                            652             956
Pearson PLC                                               203           1,694
Pennon Group PLC                                           26             272
Persimmon PLC                                             109             728
Prudential PLC                                            197           1,203
Rank Group PLC                                             21              81
Reckitt Benckiser PLC Series C                             29             516
Reed Elsevier PLC                                         411           3,276
Reuters Group PLC                                         166             358
Rexam PLC                                                 178           1,111
Rio Tinto PLC                                             248           4,749
RMC Group PLC                                               7              44
Rolls-Royce PLC                                            89             130
Royal & Sun Alliance Insurance Group                      982           1,714
Royal Bank of Scotland Group PLC                          344           9,021
SABMiller PLC                                               7              45
Safeway PLC                                               479           2,083
Sage Group PLC                                            244             540
Schroders PLC (AE)                                         74             722
Scottish & Newcastle PLC                                   14              78
Scottish & Southern Energy PLC                            131           1,344
Severn Trent PLC                                            7              82
Shell Transport & Trading Co. PLC                       1,246           7,463
Shire Pharmaceuticals PLC (AE)                             20             128

                                                          International Fund  37

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Smith & Nephew PLC                                        420           2,799
Smiths Group PLC                                           80             851
Stagecoach Group PLC                                      222             156
Standard Chartered PLC                                    195           2,179
Tate & Lyle PLC                                            81             386
Taylor Woodrow PLC                                         55             173
Tesco PLC                                                   6              19
TI Automotive, Ltd. Class A (Y)                            --              --
Tomkins PLC                                                44             147
Trinity Mirror PLC                                         33             227
Unilever PLC                                              522           5,127
United Business Media PLC                                 104             416
United Utilities PLC                                       54             516
Vodafone Group PLC (AE)                                10,227          20,186
Whitbread PLC                                             126           1,252
Willis Group Holdings, Ltd.                                40           1,235
Wimpey George PLC                                         231             922
Wolseley PLC                                               88             851
WPP Group PLC                                              12              83
Xstrata PLC                                                16             142
                                                                 ------------
                                                                      209,283
                                                                 ------------

United States - 0.2%
Berkeley Group PLC (AE)                                     2              24
Carnival Corp.                                             --               8
JDS Uniphase Corp. (AE)                                    30              97
Mitchells & Butlers PLC                                   514           1,740
                                                                 ------------
                                                                        1,869
                                                                 ------------

TOTAL COMMON STOCKS
(cost $918,871)                                                       868,421
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%
United Kingdom - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 12/23/05                                    115              89
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $77)                                                                 89
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Italy - 0.0%
Milan Index Futures
   Jun 2003 222.60 Put (5)                                  6              14
                                                                 ------------

Luxembourg - 0.1%
Bel20 Index Futures
   May 2003 1,868.90 Call (62)                          2,586             693
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index Futures
   Jun 2003 4,136 Put (61)                              1,860             225
   Jun 2003 4,520.62 Put (16)                             533              59
                                                                 ------------
                                                                          284
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $966)                                                               991
                                                                 ------------
                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
PREFERRED STOCKS - 0.5%
Australia - 0.0%
News Corp., Ltd.                                           35             204
                                                                 ------------

Brazil - 0.2%
Cia Vale do Rio Doce - ADR                                 11             290
Telecomunicacoes Brasileiras SA - ADR                      44           1,151
Uniao de Bancos Brasileiros SA Class R - ADR               49             895
                                                                 ------------
                                                                        2,336
                                                                 ------------

Germany - 0.3%
Hugo Boss AG                                               23             324
Porsche AG (AE)                                             3           1,252
ProSieben SAT.1 Media AG                                   34             192
Volkswagen AG                                              --               3
Wella AG                                                   12             882
                                                                 ------------
                                                                        2,653
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $5,096)                                                           5,193
                                                                 ------------

 38  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.3%
United States - 7.3%
Frank Russell Investment Company
   Money Market Fund                                   55,763          55,763
United States Treasury Bill
   1.130% due 06/19/03 (c)(y)(s)                        8,000           7,988
   1.177% due 08/21/03 (y)(s)                           5,500           5,467
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $69,231)                                                         69,218
                                                                 ------------

TOTAL INVESTMENTS - 99.1%
(identified cost $994,241)                                            943,912

OTHER ASSETS AND LIABILITIES
NET - 0.9%                                                              8,620
                                                                 ------------
NET ASSETS - 100.0%                                                   952,532
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
FUTURES CONTRACTS                                    (000)           (000)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
CAC-40 Index (France)
   expiration date 06/03 (241)                          5,929              788
DAX Index (Germany)
   expiration date 06/03 (142)                          8,247            2,761
DJ STOXX 50 Index (EMU)
   expiration date 06/03 (605)                          8,246              151
FTSE-100 Index (UK)
   expiration date 06/03 (392)                         23,531            1,224
Hang Seng Index (Hong Kong)
   expiration date 05/03 (132)                          7,061              331
IBEX Plus Index (Spain)
   expiration date 05/03 (17)                             999              (15)
SPI 200 Index (Australia)
   expiration date 06/03 (83)                           4,750             (121)
TOPIX Index (Japan)
   expiration date 06/03 (322)                         21,204           (1,046)

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------

Short Positions
AEX Index (Germany)
   expiration date 05/03 (8)                              405                9
CAC-40 Index (France)
   expiration date 05/03 (113)                          2,903              (21)
MIB-30 (Italy)
   expiration date 06/03 (22)                           2,185             (238)
SPI 200 Index (Australia)
   expiration date 06/03 (74)                           8,527              156
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                3,979
                                                                  ============

                                                   NOTIONAL          MARKET
OPTIONS WRITTEN                                     AMOUNT           VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Italy
Milan Index Futures
   Jun 2003 222.60 Call (5)                                 6              (66)

Luxembourg
   Bel20 Index Futures
   May 2003 1,868.90 Put (62)                           2,586             (692)

Switzerland
Swiss Market Index Futures
   Jun 2003 4,136 Call (61)                             1,860             (401)
   Jun 2003 4,520.62 Call (16)                            533              (59)
                                                                  ------------
Total Liability for Options Written (premiums
received $965)                                                          (1,218)
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  39

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              55      AUD            89    05/01/03                  1
USD              --      AUD            --    05/01/03                 --
USD              92      AUD           149    05/02/03                 --
USD              54      AUD            86    05/02/03                 --
USD           1,060      AUD         1,800    06/18/03                 61
USD           2,403      AUD         4,000    06/18/03                 88
USD           3,525      AUD         6,000    06/18/03                211
USD             594      AUD         1,000    06/18/03                 29
USD             299      AUD           500    06/18/03                 13
USD             908      AUD         1,500    06/18/03                 26
USD             617      AUD         1,000    06/18/03                  6
USD               5      CAD             7    05/01/03                 --
USD              22      CAD            31    05/01/03                 --
USD               8      CAD            12    05/02/03                 --
USD              18      CAD            26    05/02/03                 --
USD             160      CHF           217    05/02/03                  1
USD             241      CHF           330    05/02/03                  2
USD              75      CHF           102    05/05/03                 --
USD             388      CHF           525    05/06/03                 --
USD              53      CHF            72    05/06/03                 --
USD             149      CHF           201    05/06/03                 --
USD              15      EUR            13    05/02/03                 --
USD              38      EUR            35    05/02/03                 --
USD              38      EUR            35    05/02/03                  1
USD               9      EUR             8    05/02/03                 --
USD              13      EUR            12    05/02/03                 --
USD              68      EUR            62    05/02/03                  1
USD              78      EUR            70    05/02/03                  1
USD             191      EUR           173    05/05/03                  2
USD             148      EUR           134    05/05/03                  1
USD             190      EUR           173    05/05/03                  3
USD               7      EUR             6    05/05/03                 --
USD               9      EUR             8    05/05/03                 --
USD             237      EUR           212    05/05/03                 --
USD             163      EUR           147    05/05/03                  1
USD             166      EUR           148    05/06/03                 --
USD             245      EUR           219    05/06/03                 --
USD               9      EUR             8    05/06/03                 --
USD             139      EUR           124    05/06/03                 --
USD           2,968      EUR         2,700    06/18/03                 40
USD          37,044      EUR        35,000    06/18/03              1,948
USD           1,055      EUR         1,000    06/18/03                 59
USD           1,053      EUR         1,000    06/18/03                 61
USD           1,065      EUR         1,000    06/18/03                 49
USD           1,067      EUR         1,000    06/18/03                 47
USD           1,089      EUR         1,000    06/18/03                 26
USD           2,144      EUR         2,000    06/18/03                 84
USD           1,070      EUR         1,000    06/18/03                 44
USD           3,231      EUR         3,000    06/18/03                111
USD           1,082      EUR         1,000    06/18/03                 32

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,092      EUR         1,000    06/18/03                 22
USD           1,097      EUR         1,000    06/18/03                 17
USD           2,735      EUR         2,500    06/18/03                 50
USD             161      GBP           101    05/01/03                 --
USD              39      GBP            25    05/01/03                 --
USD             143      GBP            90    05/01/03                  1
USD             212      GBP           133    05/01/03                 --
USD             112      GBP            70    05/01/03                 --
USD             122      GBP            76    05/02/03                 --
USD             112      GBP            70    05/02/03                 --
USD             179      GBP           112    05/02/03                 --
USD             102      GBP            64    05/06/03                 --
USD             686      GBP           430    06/12/03                 --
USD              16      GBP            10    06/12/03                 --
USD          26,515      GBP        17,000    06/18/03                573
USD             779      GBP           500    06/18/03                 18
USD             777      GBP           500    06/18/03                 19
USD             782      GBP           500    06/18/03                 15
USD           1,565      GBP         1,000    06/18/03                 29
USD           1,566      GBP         1,000    06/18/03                 28
USD              58      HKD           450    05/05/03                 --
USD               4      JPY           501    05/01/03                 --
USD               8      JPY           938    05/01/03                 --
USD               5      JPY           572    05/01/03                 --
USD               8      JPY         1,019    05/01/03                 --
USD              40      JPY         4,875    05/01/03                  1
USD              38      JPY         4,589    05/01/03                 --
USD             358      JPY        43,000    05/01/03                  2
USD               9      JPY         1,131    05/01/03                 --
USD               8      JPY           905    05/02/03                 --
USD              31      JPY         3,711    05/02/03                 --
USD               5      JPY           573    05/02/03                 --
USD               4      JPY           511    05/02/03                 --
USD               4      JPY           504    05/02/03                 --
USD              23      JPY         2,782    05/02/03                 --
USD              42      JPY         5,028    05/02/03                 --
USD               8      JPY           928    05/06/03                 --
USD               5      JPY           578    05/06/03                 --
USD             995      JPY       118,950    06/12/03                  3
USD           5,991      JPY       700,000    06/18/03               (112)
USD          17,769      JPY     2,100,000    06/18/03               (130)
USD             839      JPY       100,000    06/18/03                  1
USD             835      JPY       100,000    06/18/03                  5
USD             839      JPY       100,000    06/18/03                  1
USD             836      JPY       100,000    06/18/03                  4
USD             831      JPY       100,000    06/18/03                  9
USD           1,667      JPY       200,000    06/18/03                 13
USD             832      JPY       100,000    06/18/03                  8
USD             832      JPY       100,000    06/18/03                  8
USD             403      JPY        48,351    06/27/03                  3

See accompanying notes which are an integral part of the financial statements.

 40  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              54      SEK           446    05/02/03                 --
USD             101      SEK           832    05/05/03                  1
USD             236      SEK         1,948    05/05/03                  2
USD             367      SEK         3,027    05/05/03                  3
USD             208      SEK         1,698    05/06/03                 --
USD           1,557      SEK        13,200    06/18/03                 52
USD           1,846      SEK        15,700    06/18/03                 67
USD           1,318      SGD         2,300    06/18/03                (23)
AUD              23      USD            14    05/01/03                 --
AUD              84      USD            52    05/01/03                 --
AUD             112      USD            69    05/01/03                 (1)
AUD              14      USD             9    05/02/03                 --
AUD             147      USD            92    05/02/03                 --
AUD             500      USD           294    06/18/03                (18)
AUD           1,000      USD           598    06/18/03                (26)
AUD           1,000      USD           618    06/18/03                 (4)
AUD           1,000      USD           615    06/18/03                 (8)
CAD               3      USD             2    05/01/03                 --
CAD               5      USD             3    05/01/03                 --
CHF               8      USD             6    05/02/03                 --
CHF              24      USD            18    05/02/03                 --
CHF              26      USD            19    05/02/03                 --
CHF              33      USD            24    05/02/03                 --
CHF              90      USD            66    06/12/03                 --
CHF             110      USD            79    06/12/03                 (2)
CHF             700      USD           503    06/18/03                (14)
CHF           5,300      USD         3,994    06/18/03                 81
DKK             242      USD            36    05/01/03                 (1)
DKK           1,839      USD           274    05/02/03                 (2)
EUR               1      USD             1    05/02/03                 --
EUR               5      USD             6    05/02/03                 --
EUR               7      USD             8    05/02/03                 --
EUR               8      USD             9    05/02/03                 --
EUR              28      USD            30    05/02/03                 (1)
EUR              85      USD            93    05/02/03                 (2)
EUR               5      USD             6    05/05/03                 --
EUR              32      USD            35    05/05/03                 --
EUR              57      USD            63    05/05/03                 (1)
EUR              64      USD            71    05/06/03                 --
EUR             520      USD           564    06/12/03                (16)
EUR             760      USD           805    06/12/03                (42)
EUR             100      USD           107    06/18/03                 (4)
EUR           1,000      USD         1,059    06/18/03                (55)
EUR           1,000      USD         1,071    06/18/03                (44)
EUR           1,000      USD         1,099    06/18/03                (15)
EUR           1,500      USD         1,630    06/18/03                (41)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           2,000      USD         2,149    06/18/03                (79)
EUR           3,000      USD         3,298    06/18/03                (44)
EUR          10,500      USD        11,117    06/18/03               (581)
GBP               3      USD             5    05/01/03                 --
GBP              21      USD            34    05/01/03                 (1)
GBP              52      USD            83    05/01/03                 --
GBP               3      USD             5    05/02/03                 --
GBP              10      USD            16    05/02/03                 --
GBP              23      USD            36    05/02/03                 --
GBP               1      USD             1    05/06/03                 --
GBP              72      USD           115    05/06/03                 --
GBP              77      USD           123    05/06/03                 --
GBP             430      USD           675    06/12/03                (11)
GBP             500      USD           771    06/12/03                (26)
GBP             100      USD           156    06/18/03                 (3)
GBP             500      USD           785    06/18/03                (11)
GBP             800      USD         1,281    06/18/03                  6
GBP           1,000      USD         1,559    06/18/03                (35)
GBP           1,000      USD         1,566    06/18/03                (27)
GBP           1,000      USD         1,565    06/18/03                (28)
GBP           1,000      USD         1,596    06/18/03                  2
GBP           5,300      USD         8,269    06/18/03               (177)
HKD              63      USD             8    05/02/03                 --
HKD             466      USD            60    05/02/03                 --
HKD             822      USD           105    05/02/03                 --
HUF          34,363      USD           156    05/05/03                 --
JPY             312      USD             3    05/01/03                 --
JPY             547      USD             5    05/01/03                 --
JPY             623      USD             5    05/01/03                 --
JPY             855      USD             7    05/01/03                 --
JPY             965      USD             8    05/01/03                 --
JPY           1,699      USD            14    05/01/03                 --
JPY           3,395      USD            28    05/01/03                 --
JPY           6,077      USD            50    05/01/03                 (1)
JPY             272      USD             2    05/02/03                 --
JPY             503      USD             4    05/02/03                 --
JPY             551      USD             5    05/02/03                 --
JPY             625      USD             5    05/02/03                 --
JPY             812      USD             7    05/02/03                 --
JPY           1,086      USD             9    05/02/03                 --
JPY           3,414      USD            28    05/02/03                 --
JPY          16,096      USD           134    05/02/03                 (1)
JPY             201      USD             2    05/06/03                 --
JPY             914      USD             8    05/06/03                 --
JPY           1,125      USD             9    05/06/03                 --
JPY           1,293      USD            11    05/06/03                 --

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  41

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY           2,566      USD            21    05/06/03                 --
JPY         180,410      USD         1,527    06/12/03                 12
JPY         100,000      USD           838    06/18/03                 (2)
JPY         100,000      USD           849    06/18/03                  9
JPY         100,000      USD           836    06/18/03                 (4)
JPY         100,000      USD           833    06/18/03                 (7)
JPY         100,000      USD           842    06/18/03                  2
JPY         130,000      USD         1,082    06/18/03                (10)
JPY         150,000      USD         1,271    06/18/03                 11
JPY         600,000      USD         5,083    06/18/03                 43
JPY          48,351      USD           404    06/27/03                 (2)
NZD             124      USD            69    05/01/03                 --
NZD             100      USD            55    05/02/03                 --
SEK              31      USD             4    05/02/03                 --
SEK              45      USD             5    05/02/03                 --
SEK              78      USD             9    05/02/03                 --
SEK             835      USD           100    05/02/03                 (2)
SEK           6,241      USD           754    05/05/03                 (9)
SEK             760      USD            89    06/12/03                 (4)
SEK           1,090      USD           126    06/12/03                 (7)
SGD               6      USD             3    05/02/03                 --
SGD           2,800      USD         1,575    06/18/03                 (3)
THB             171      USD             4    05/02/03                 --
                                                           --------------

                                                                    2,433
                                                           ==============

                                                     % OF           MARKET
GEOGRAPHIC DIVERSIFICATION                           NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Asia                                                      9.0          86,798
Europe                                                   41.7         397,371
Japan                                                    16.4         155,842
Latin America                                             0.6           6,173
Middle East                                               0.2           1,475
United Kingdom                                           22.0         209,283
Options                                                   0.1             991
Other                                                     1.8          16,672
Short-Term Investments                                    7.3          69,218
Long-Term Investments                                      --              89
                                                 ------------    ------------
Total Investments                                        99.1         943,912
Other Assets and Liabilities, Net                         0.9           8,620
                                                 ------------    ------------

NET ASSETS                                              100.0         952,532
                                                 ============    ============


                                                     % OF           MARKET
INDUSTRY DIVERSIFICATION                             NET            VALUE
(UNAUDITED)                                         ASSETS            $
Auto and Transportation                                   6.3          60,587
Consumer Discretionary                                   13.6         129,077
Consumer Staples                                          6.1          57,850
Financial Services                                       21.3         202,646
Health Care                                               6.9          66,064
Integrated Oils                                           3.4          31,973
Materials                                                  --              23
Materials and Processing                                  8.5          80,737
Miscellaneous                                             1.8          17,438
Options                                                   0.1             991
Other Energy                                              4.2          39,932
Producer Durables                                         4.2          40,449
Technology                                                3.5          33,735
Utilities                                                11.9         113,103
Short-Term Investments                                    7.3          69,218
Long-Term Investments                                      --              89
                                                 ------------    ------------
Total Investments                                        99.1         943,912
Other Assets and Liabilities, Net                         0.9           8,620
                                                 ------------    ------------

NET ASSETS                                              100.0         952,532
                                                 ============    ============

See accompanying notes which are an integral part of the financial statements.

 42  International Fund

FIXED INCOME I FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long-Term Investments - 107.5%
Asset-Backed Securities - 15.5%
American Express Master Trust (E)
   Series 2001-1 Class A
   1.400% due 09/15/05                                  3,580           3,582
   Series 2002-1 Class A
   1.380% due 12/15/05                                    945             945
AmeriCredit Automobile Receivables Trust (E)
   Series 2002-A Class A3
   1.500% due 10/12/06                                  4,370           4,370
Bank One Issuance Trust (E)
   Series 2003-A2 Class A2
   1.388% due 10/15/08                                  8,870           8,870
Bombardier Receivables Master Trust I (E)
   Series 2000-1 Class A
   1.480% due 09/15/05                                  7,500           7,494
Capital Auto Receivables Asset Trust (E)
   Series 2002-5 Class A2A
   1.370% due 01/18/05                                  1,330           1,330
Capital One Master Trust (E)
   Series 2002-3A Class A
   1.390% due 02/15/08                                  5,105           5,080
Carco Auto Loan Master Trust (E)
   Series 2000-B Class A1
   1.390% due 10/17/05                                  1,015           1,015
Case Equipment Loan Trust
   Series 1999-B Class A4
   6.900% due 06/15/06                                    417             418
Chase Credit Card Master Trust (E)
   Series 2002-2 Class A
   1.360% due 07/16/07                                  2,065           2,066
   Series 2003-1 Class A
   1.423% due 04/15/08                                  4,250           4,250
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2001-4 Class 1A1
   1.540% due 04/25/16                                    234             234
   Series 2002-1 Class 1A1
   1.460% due 02/25/17                                    438             438
Chesapeake Funding LLC (E)
   Series 2002-1 Class A1
   1.500% due 06/07/07                                  1,475           1,475
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,875           2,047
CNH Equipment Trust (E)
   Series 2001-A Class A3
   1.480% due 11/15/05                                  1,370           1,369

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Conseco Finance Securitizations Corp. (E)
   Series 2001-3 Class A1
   1.438% due 05/01/33                                    341             340
Continental Airlines, Inc.
   6.545% due 02/02/19                                    732             636
Countrywide Asset-Backed Certificates (E)(Y)
   1.618% due 06/25/33                                    640             640
Daimler Chrysler Master Owner Trust (E)
   Series 2003-A Class A
   1.388% due 02/15/08                                  1,700           1,700
Discover Card Master Trust I (E)
   Series 2000-2 Class A
   1.490% due 09/18/07                                  3,620           3,629
   Series 2002-1 Class A
   1.380% due 07/15/07                                  1,525           1,526
Distribution Financial Services Floorplan Master
   Trust (E)(Y)
   Series 2003-2 Class A
   1.410% due 04/15/08                                  2,255           2,255
DVI Receivables Corp. (E)
   Series 2002-1 Class A3A
   1.658% due 06/11/10                                  1,585           1,584
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2000-23 Class A
   1.460% due 05/25/30                                    815             817
Federal National Mortgage Association Grantor
   Trust (E)
   Series 2003-T3 Class 1A (Y)
   1.460% due 06/25/33                                  3,658           3,663
   Series 2003-T4 Class 1A
   1.425% due 09/26/33                                  6,985           6,985
First Deposit Master Trust (E)
   Series 1996-1 Class A
   1.480% due 08/15/07                                  4,100           4,100
First Franklin Mortgage Loan Asset Backed
   Certificates
   Series 2002-FF1 Class 1A2
   3.790% due 04/25/32                                  3,473           3,559
First Franklin NIM Trust (Y)
   Series 2002-FF1 Class A
   7.870% due 04/25/32                                    468             468

                                                         Fixed Income I Fund  43

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.400% due 08/15/08                                    660             661
First USA Credit Card Master Trust (E)
   Series 1999-1 Class A
   1.479% due 10/19/06                                    700             700
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                                  1,300           1,342
   Series 2003-A Class A
   2.400% due 07/15/08                                  1,275           1,281
Ford Credit Auto Owner Trust (E)
   Series 2001-E Class A3
   1.450% due 03/15/05                                  4,845           4,846
   Series 2002-A Class A3B
   1.430% due 01/15/06                                  1,570           1,570
Ford Credit Floorplan Master Owner Trust (E)
   Series 2001-1 Class A
   1.400% due 07/17/06                                  3,075           3,076
General Motors Acceptance Corp. (E)
   1.699% due 07/30/04                                  2,000           1,976
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   1.619% due 06/18/27                                  1,816           1,816
   Series 2003-HE1 Class A1
   1.410% due 04/25/33                                  2,055           2,056
Greyhound Funding LLC (E)
   Series 2001-1 Class A1
   1.560% due 09/07/06                                  2,558           2,558
   Series 2001-1 Class A2
   1.620% due 09/09/13                                  1,920           1,920
Guaranteed Export Trust
   6.550% due 06/15/04                                    195             200
Honda Auto Receivables Owner Trust
   Series 2002-2 Class A4
   4.490% due 09/17/07                                  1,350           1,423
   Series 2003-1 Class A3
   1.920% due 11/20/06                                  3,335           3,351
Long Beach Asset Holdings Corp. (Y)
   Series 2003-2 Class N1
   7.627% due 06/25/33                                    555             555
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                                  1,375           1,459
   Series 2003-A2 Class A2
   1.357% due 08/15/08                                  5,570           5,568
MBNA Master Credit Card Trust USA
   Series 1998-C Class C
   6.350% due 11/15/05                                  2,500           2,515
   Series 2000-C Class A
   1.470% due 07/15/07                                  6,390           6,404

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2002-NC1 Class A1
   1.640% due 05/25/33                                  1,724           1,724
   Series 2003-WMC2 Class A2
   1.660% due 02/25/34                                  1,847           1,848
Morgan Stanley ABS Capital One (Y)
   1.600% due 05/25/33                                  1,015           1,015
Morgan Stanley Dean Witter Capital I (E)(Y)
   Series 2003-NC4 Class A2
   1.688% due 04/25/33                                    940             940
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                  2,400           2,547
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A2
   1.320% due 06/25/11                                  1,915           1,913
Nissan Auto Receivables Owner Trust
   Series 2003-A Class A3
   1.890% due 12/15/06                                  2,595           2,600
North Carolina State Education Authority (E)
   Series 2000-2000 Class G
   1.499% due 06/01/09                                    347             347
NPF XII, Inc. (Y)
   Series 2002-1A Class A
   2.390% due 05/02/05                                  3,235             647
Nynex Corp.
   9.550% due 05/01/10                                    361             438
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   1.605% due 01/25/32                                  2,870           2,871
   Series 2003-1 Class A2
   1.790% due 02/25/33                                  2,559           2,568
Option One Mortgage Securities Corp. NIM Trust
   (Y)
   1.630% due 04/25/10                                  1,410           1,410
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS2 Class AI1
   1.480% due 04/25/21                                    173             173
   Series 2002-RS5 Class AII
   1.690% due 09/25/32                                  1,268           1,266
   Series 2002-RZ2 Class A1
   1.460% due 11/25/21                                    277             277

 44  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-RS1 Class AII
   1.728% due 02/25/33                                  1,869           1,871
   Series 2003-RS2 Class AII
   1.660% due 03/25/33                                  1,732           1,733
   Series 2003-RS3 Class AII (Y)
   1.670% due 04/25/33                                  1,300           1,300
   Series 2003-RZ1 Class AI3
   3.490% due 08/25/29                                  1,510           1,532
Residential Asset Securities Corp. (E)
   Series 2002-KS3 Class A1B
   1.570% due 05/25/32                                  2,106           2,105
   Series 2003-KS1 Class A2
   1.710% due 01/25/33                                  1,251           1,252
Residential Funding Mortgage Securities II (E)
   Series 2003-HI1 Class A1
   1.410% due 04/25/10                                  1,410           1,409
Ryder Vehicle Lease Trust
   Series 2001-A Class A3
   5.520% due 05/16/05                                    695             699
Saxon Asset Securities Trust (E)
   Series 2003-1 Class AV1
   1.642% due 06/25/33                                  2,475           2,477
Sears Credit Account Master Trust (E)
   Series 2001-2 Class A
   1.420% due 06/16/08                                  1,250           1,248
SLM Student Loan Trust (E)
   Series 2003-3 Class A2
   1.310% due 06/15/10                                  2,595           2,595
   Series 2003-A Class A1
   1.339% due 12/15/15                                  1,335           1,337
Small Business Administration
   7.449% due 08/01/10                                    478             545
Specialty Underwriting & Residential (E)(Y)
   Series 2003-BC1 Class A
   1.650% due 01/25/34                                  1,283           1,283
Superior Wholesale Inventory Financing Trust (E)
   Series 2000-A Class A
   1.419% due 04/15/07                                  2,530           2,535
   Series 2001-A6 Class A
   1.400% due 01/16/06                                    295             295
   Series 2001-A7 Class A
   1.400% due 03/15/06                                  3,020           3,020
Systems 2001 AT LLC
   7.156% due 12/15/11                                    509             551
Toyota Auto Receivables Owner Trust (E)
   Series 2001-A Class A4
   1.420% due 09/17/07                                  2,425           2,425

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Triad Auto Receivables Owner Trust (E)
   Series 2003-A Class A3
   1.494% due 07/12/07                                  1,505           1,505
Wal-Mart Stores, Inc.
   8.800% due 12/30/14                                    360             469
WFS Financial Owner Trust
   Series 2002-2 Class A3
   3.810% due 02/20/07                                  1,950           2,001
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                  3,380           3,436
William Street Funding Corp.
   1.620% due 04/23/06                                  3,545           3,561
World Financial Network Credit Card Master Trust
   (E)
   Series 2001-A Class A
   1.550% due 06/16/08                                  6,200           6,201
World Omni Master Owner Trust (E)
   Series 2001-1 Class A
   1.440% due 02/15/06                                  1,840           1,840
                                                                 ------------
                                                                      193,971
                                                                 ------------

Corporate Bonds and Notes - 17.5%
Ahold Finance USA, Inc.
   8.250% due 07/15/10                                    390             344
Alabama Power Co.
   Series N
   4.875% due 09/01/04                                    975          1,0130
Allegiance Corp.
   7.000% due 10/15/26                                    100             118
Altria Group, Inc.
   7.000% due 07/15/05                                  1,700           1,738
   7.650% due 07/01/08                                    395             419
Amerada Hess Corp.
   7.300% due 08/15/31                                    305             341
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    160             166
American General Finance Corp.
   Series MTNH
   5.375% due 10/01/12                                  1,300           1,351
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    410             504
AOL Time Warner, Inc.
   6.125% due 04/15/06                                  1,340           1,426
   6.750% due 04/15/11                                    970           1,053
   7.625% due 04/15/31                                  3,640           4,014

                                                         Fixed Income I Fund  45

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Archer-Daniels-Midland Co.
   8.375% due 04/15/17                                    900           1,194
Associates Corp. of North America
   6.000% due 07/15/05                                    225             243
AT&T Broadband
   8.375% due 03/15/13                                    384             469
   9.455% due 11/15/22                                    423             564
AT&T Corp.
   7.800% due 11/15/11                                    880             966
   8.500% due 11/15/31                                  2,220           2,472
AT&T Wireless Services, Inc.
   8.125% due 05/01/12                                  3,055           3,592
   8.750% due 03/01/31                                  1,895           2,360
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                  1,010           1,065
Bank of America Corp.
   7.800% due 02/15/10                                     55              67
Bank of New York
   5.500% due 12/01/17                                    650             676
Bank One Corp.
   5.250% due 01/30/13                                    765             804
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    250             286
BCI US Funding Trust Step Up Bond
   8.010% due 12/29/49                                    680             772
Bellsouth Capital Funding
   7.875% due 02/15/30                                  1,000           1,289
Beneficial Corp.
   8.400% due 05/15/08                                    757             907
Boeing Capital Corp.
   6.100% due 03/01/11                                    340             358
Boeing Co. (The)
   5.125% due 02/15/13                                    685             691
Boston Properties, Inc.
   6.250% due 01/15/13                                    900             965
Bristol-Myers Squibb Co.
   6.875% due 08/01/97                                  1,300           1,484
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                    370             414
Campbell Soup Co.
   5.875% due 10/01/08                                    220             246
   6.750% due 02/15/11                                    375             431
   8.875% due 05/01/21                                    500             673
Carolina Power & Light Co.
   6.875% due 08/15/23                                    250             259
CarrAmerica Realty Corp.
   7.125% due 01/15/12                                    840             903
Caterpillar Financial Services Corp.
   Series MTND
   9.500% due 02/06/07                                     80              98

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cendant Corp.
   6.250% due 03/15/10                                    220             233
CenterPoint Energy Houston Electric LLC
   5.700% due 03/15/13                                    230             245
Champion International Corp.
   6.400% due 02/15/26                                    570             622
Chrysler Corp.
   7.450% due 03/01/27                                  1,190           1,321
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    275             292
CIT Group, Inc.
   5.625% due 05/17/04                                    670             692
   6.500% due 02/07/06                                    345             373
   6.875% due 11/01/09                                    110             122
   7.750% due 04/02/12                                  4,200           4,870
Citicorp
   7.250% due 10/15/11                                    605             716
CitiFinancial
   8.700% due 06/15/10                                    795           1,007
Citigroup, Inc.
   5.750% due 05/10/06                                    850             930
   3.500% due 02/01/08                                  1,210           1,217
   7.250% due 10/01/10                                  1,765           2,092
   6.875% due 02/15/98                                    920           1,061
Clear Channel Communications, Inc.
   6.000% due 11/01/06                                    120             130
Coca-Cola Enterprises, Inc.
   5.375% due 08/15/06                                    550             596
   7.000% due 10/01/26                                    665             762
   6.950% due 11/15/26                                    100             116
Collegiate Funding Services Education Loan Trust
   I (E)
   Series A-1
   1.400% due 03/30/12                                  2,125           2,126
Columbus Southern Power Co.
   5.500% due 03/01/13                                    105             110
Comcast Cable Communications
   8.375% due 05/01/07                                    950           1,097
   6.200% due 11/15/08                                    950           1,047
   7.125% due 06/15/13                                  1,575           1,786
Comcast Corp.
   5.850% due 01/15/10                                    180             191
   7.050% due 03/15/33                                    550             599
ConAgra Foods, Inc.
   7.875% due 09/15/10                                  1,470           1,784
Consolidated Edison Co. of New York
   Series 98-A
   6.250% due 02/01/08                                  1,015           1,146
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    380             420

 46  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loans, Inc.
   Series MTNH
   6.250% due 04/15/09                                  1,390           1,546
   Series MTNK
   5.500% due 02/01/07                                    135             146
COX Communications, Inc.
   6.750% due 03/15/11                                  1,035           1,177
Credit Suisse First Boston USA, Inc.
   5.875% due 08/01/06                                  1,240           1,355
   4.625% due 01/15/08                                    210             220
CVS Corp.
   5.625% due 03/15/06                                    440             479
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,005           1,098
Deere & Co.
   8.100% due 05/15/30                                    415             542
Delphi Corp.
   6.125% due 05/01/04                                     90              92
Detroit Edison Co.
   6.125% due 10/01/10                                    225             249
   6.350% due 10/15/32                                    145             160
Deutsche Bank Financial LLC
   5.375% due 03/02/15                                    830             868
Devon Financing Corp. ULC
   6.875% due 09/30/11                                     70              81
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                    120             132
Dow Chemical Co. (The)
   7.375% due 11/01/29                                    695             788
DPL, Inc.
   8.250% due 03/01/07                                    310             331
Dresdner Funding Trust I
   8.151% due 06/30/31                                    400             417
DTE Energy Co.
   6.450% due 06/01/06                                    475             520
Duke Energy Field Services LLC
   7.500% due 08/16/05                                    320             350
   5.750% due 11/15/06                                     70              74
   6.875% due 02/01/11                                     50              56
Duke Realty, LP
   5.875% due 08/15/12                                    665             699
Eastman Chemical Co.
   7.000% due 04/15/12                                     90             102
Eli Lilly & Co.
   6.770% due 01/01/36                                    760             896
EOP Operating, LP
   7.000% due 07/15/11                                    850             967
Exelon Corp.
   6.750% due 05/01/11                                    950           1,071

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FedEx Corp.
   6.875% due 02/15/06                                    440             487
   7.600% due 07/01/97                                    200             216
Fifth Third Bancorp
   6.750% due 07/15/05                                    900             984
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    605             673
Fifth Third Capital Trust I
   Series A
   8.136% due 03/15/27                                    840           1,002
Financing Corp. Zero Coupon
   Series 15P
   0.000% due 03/07/19                                    900             385
First Bank National Association
   5.700% due 12/15/08                                     95             105
First Union Institutional Capital I
   8.040% due 12/01/26                                    100             116
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    370             400
   Series C
   7.375% due 11/15/31                                    730             804
FleetBoston Financial Corp.
   7.250% due 09/15/05                                    500             557
   4.875% due 12/01/06                                    515             547
Florida Power & Light Co.
   6.875% due 12/01/05                                  4,000           4,460
Ford Motor Co.
   6.375% due 02/01/29                                    245             195
   7.450% due 07/16/31                                  1,130           1,006
   8.900% due 01/15/32                                    470             468
Ford Motor Credit Co.
   6.750% due 05/15/05                                    550             567
   6.875% due 02/01/06                                  3,520           3,641
   7.375% due 10/28/09                                  1,875           1,915
   7.375% due 02/01/11                                  1,170           1,186
Foster's Finance Corp.
   6.875% due 06/15/11                                    355             406
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    855             926
GE Global Insurance Holding Corp.
   6.450% due 03/01/19                                    900             927
General Electric Capital Corp.
   8.300% due 09/20/09                                    470             576
   Series MTNA
   6.800% due 11/01/05                                  1,360           1,511
   5.875% due 02/15/12                                    730             798
   6.000% due 06/15/12                                  1,290           1,423
   5.450% due 01/15/13                                    655             696
   6.750% due 03/15/32                                    945           1,094

                                                         Fixed Income I Fund  47

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Co.
   5.000% due 02/01/13                                  1,575           1,627
General Motors Acceptance Corp. (E)
   1.759% due 07/20/04                                  1,500           1,483
   6.750% due 01/15/06                                  1,665           1,756
   6.125% due 09/15/06                                  1,355           1,406
   7.250% due 03/02/11                                  3,015           3,110
   6.875% due 09/15/11                                  1,095           1,116
   7.000% due 02/01/12                                    500             512
   8.000% due 11/01/31                                  2,380           2,479
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             375
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                                  1,445           1,694
   6.875% due 01/15/11                                    645             742
   6.600% due 01/15/12                                    405             457
   5.250% due 04/01/13                                    960             986
   6.125% due 02/15/33                                  1,645           1,697
Grand Metropolitan Investment Corp.
   7.450% due 04/15/35                                    425             522
GTE California, Inc.
   Series F
   6.750% due 05/15/27                                    700             779
Hartford Financial Services Group, Inc.
   7.750% due 06/15/05                                     70              77
   6.375% due 11/01/08                                  1,200           1,326
Hertz Corp.
   9.000% due 11/01/09                                    390             423
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    360             409
Household Finance Corp.
   6.500% due 01/24/06                                    585             651
   4.625% due 01/15/08                                    230             240
   6.375% due 10/15/11                                  1,210           1,325
   7.000% due 05/15/12                                  1,105           1,266
   6.375% due 11/27/12                                    335             370
International Lease Finance Corp.
   6.375% due 03/15/09                                    335             364
   Series MTNO
   4.000% due 01/17/06                                  1,330           1,351
International Paper Co.
   5.850% due 10/30/12                                    955           1,021
ITT Industries, Inc.
   7.400% due 11/15/25                                  1,285           1,466
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    350             381
JP Morgan Chase & Co.
   5.350% due 03/01/07                                    390             423
   6.750% due 02/01/11                                  1,160           1,321
   5.750% due 01/02/13                                    685             728

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kellogg Co.
   Series B
   7.450% due 04/01/31                                    430             534
Kerr-McGee Corp.
   7.875% due 09/15/31                                    600             717
Keycorp
   7.500% due 06/15/06                                    875             997
KeySpan Corp.
   7.625% due 11/15/10                                    960           1,159
Kohl's Corp.
   6.300% due 03/01/11                                    780             882
Kroger Co.
   6.800% due 04/01/11                                  1,425           1,586
   7.500% due 04/01/31                                    410             468
Legg Mason, Inc.
   6.750% due 07/02/08                                    405             454
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    400             455
Liberty Media Corp.
   5.700% due 05/15/13                                    130             131
Liberty Property-LP
   7.250% due 03/15/11                                    910           1,039
Lincoln National Corp.
   7.250% due 05/15/05                                    450             490
   6.500% due 03/15/08                                    250             278
Lockheed Martin Corp.
   8.500% due 12/01/29                                    825           1,107
Loral Corp.
   7.000% due 09/15/23                                    900             992
   8.375% due 06/15/24                                     75              96
Lowe's Cos., Inc.
   6.875% due 02/15/28                                    520             594
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                  1,055           1,275
Monumental Global Funding II
   3.850% due 03/03/08                                    515             521
Morgan Stanley
   4.250% due 05/15/10                                  2,635           2,621
   6.750% due 04/15/11                                    460             523
Motorola, Inc.
   7.625% due 11/15/10                                    670             745
Nabisco, Inc.
   6.375% due 02/01/05                                    855             896
Natexis Ambs Co. LLC
   8.440% due 12/29/49                                    400             474
National Rural Utilities Cooperative Finance
   5.750% due 08/28/09                                  1,205           1,307
   Series MTNC
   7.250% due 03/01/12                                  1,350           1,585

 48  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NB Capital Trust IV
   8.250% due 04/15/27                                    240             290
New England Telephone & Telegraph
   7.875% due 11/15/29                                    430             538
News America Holdings
   8.875% due 04/26/23                                    575             707
   7.750% due 01/20/24                                    600             682
   8.150% due 10/17/36                                    300             350
   7.750% due 12/01/45                                    555             631
News America, Inc.
   6.750% due 01/09/38                                     65              71
Nisource Finance Corp.
   7.875% due 11/15/10                                    325             393
Norfolk Southern Corp.
   6.200% due 04/15/09                                  1,300           1,456
   7.050% due 05/01/37                                    475             544
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                  1,360           1,682
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    285             375
Ocean Energy, Inc.
   Series B
   7.625% due 07/01/05                                    540             602
Ohio Power Co.
   5.500% due 02/15/13                                     55              58
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    330             383
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  2,285           2,479
   8.625% due 02/01/22                                    100             111
PNC Funding Corp.
   7.500% due 11/01/09                                    945           1,130
PP&L, Inc.
   6.500% due 04/01/05                                    120             130
Progress Energy, Inc.
   6.750% due 03/01/06                                    685             756
   7.750% due 03/01/31                                    130             159
   7.000% due 10/30/31                                    270             303
Progressive Corp. (The)
   6.375% due 01/15/12                                    590             662
   6.250% due 12/01/32                                    845             914
Prudential Funding LLC
   6.600% due 05/15/08                                    235             266
Raytheon Co.
   6.300% due 03/15/05                                  1,095           1,173
Republic Services, Inc.
   6.750% due 08/15/11                                    640             721
Resolution Funding Corp.
   Series A
   8.125% due 10/15/19                                    425             574
   8.875% due 07/15/20                                  1,995           2,885

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.625% due 01/15/21                                    880           1,215
   8.625% due 01/15/30                                    240             367
Safeway, Inc.
   7.250% due 02/01/31                                     65              73
Sears Roebuck Acceptance
   7.000% due 06/01/32                                     90              92
Sempra Energy ESOP
   6.000% due 02/01/13                                    410             436
Simon Property Group, LP
   4.875% due 03/18/10                                  1,100           1,113
Sovereign Bank
   5.125% due 03/15/13                                    640             634
Sprint Capital Corp.
   7.125% due 01/30/06                                    625             659
   6.125% due 11/15/08                                  2,015           2,055
   8.375% due 03/15/12                                    100             111
   6.875% due 11/15/28                                  2,360           2,183
   8.750% due 03/15/32                                    900             986
SunTrust Banks, Inc.
   6.250% due 06/01/08                                    160             180
   6.000% due 02/15/26                                  1,100           1,193
Target Corp.
   5.950% due 05/15/06                                    925           1,011
   7.500% due 07/15/06                                     65              75
TCI Communications, Inc.
   8.000% due 08/01/05                                    955           1,041
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    235             303
   7.875% due 08/01/13                                    505             591
Telecomunicaciones de Puerto Rico, Inc.
   6.650% due 05/15/06                                    375             400
Tenet Healthcare Corp.
   6.375% due 12/01/11                                    620             589
   7.375% due 02/01/13                                    470             466
Texaco Capital, Inc.
   9.750% due 03/15/20                                    315             458
   8.875% due 09/01/21                                    440             608
Time Warner, Inc.
   7.975% due 08/15/04                                    450             479
   6.875% due 06/15/18                                  1,050           1,102
Toys R US, Inc.
   7.625% due 08/01/11                                    120             124
Transocean, Inc.
   7.500% due 04/15/31                                    455             556
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    240             244

                                                         Fixed Income I Fund  49

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UBS Preferred Funding Trust I (p)
   8.622% due 10/29/49                                    525             652
Unilever Capital Corp.
   5.900% due 11/15/32                                    440             464
Union Oil Co. of California
   Series MTNB
   9.400% due 02/15/11                                    390             490
Union Pacific Corp.
   6.125% due 01/15/12                                    480             530
United Technologies Corp.
   7.000% due 09/15/06                                    800             910
Unitrin, Inc.
   5.750% due 07/01/07                                    750             787
US Bank National Association
   Series BKNT
   5.625% due 11/30/05                                    750             810
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    220             243
Verizon Pennsylvania, Inc.
   8.350% due 12/15/30                                    645             838
Verizon Virginia, Inc.
   8.375% due 10/01/29                                    405             529
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    905             975
Viacom, Inc.
   7.700% due 07/30/10                                  1,085           1,316
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                  1,300           1,398
Vornado Realty Trust
   5.625% due 06/15/07                                    715             736
Wachovia Corp.
   6.550% due 10/15/35                                    500             556
Washington Mutual Financial Corp.
   6.875% due 05/15/11                                    750             864
Weyerhaeuser Co.
   6.000% due 08/01/06                                  1,610           1,745
   6.125% due 03/15/07                                    340             370
   5.250% due 12/15/09                                    200             210
Wyeth
   5.250% due 03/15/13                                     90              94
Zions BanCorp.
   6.500% due 10/15/11                                    380             399
Zurich Capital Trust I
   8.376% due 06/01/37                                    725             709
                                                                 ------------
                                                                      218,728
                                                                 ------------

International Debt - 6.9%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                  1,970           2,183

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ACE, Ltd.
   6.000% due 04/01/07                                    700             751
African Development Bank
   6.875% due 10/15/15                                    775             924
   8.800% due 09/01/19                                    535             736
Alberta Energy Co., Ltd.
   8.125% due 09/15/30                                    470             611
Amvescap PLC
   6.600% due 05/15/05                                  1,615           1,743
Asian Development Bank
   6.250% due 10/24/05                                    400             438
AXA
   8.600% due 12/15/30                                  1,710           2,060
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    900             965
British Telecommunications PLC
   8.375% due 12/15/10                                    100             123
   8.875% due 12/15/30                                  1,725           2,295
Canadian National Railway Co.
   6.800% due 07/15/18                                    555             647
   6.900% due 07/15/28                                    100             115
Chile Government International Bond
   5.625% due 07/23/07                                    920             982
   5.500% due 01/15/13                                    160             164
Conoco Funding Co.
   6.350% due 10/15/11                                  2,235           2,533
Corp Andina de Fomento CAF
   Series EXCH
   6.875% due 03/15/12                                  1,300           1,385
Den Norske Bank ASA
   7.729% due 06/29/49                                    765             897
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,315           1,461
   8.500% due 06/15/10                                    480             579
   8.750% due 06/15/30                                  2,565           3,170
Diageo Capital PLC
   6.125% due 08/15/05                                    825             902
Finland Government International Bond
   5.875% due 02/27/06                                     70              77
France Telecom
   8.700% due 03/01/06                                    850             965
   9.250% due 03/01/11                                  1,700           2,079
Granite Mortgages PLC (E)
   Series 2002-2 Class 1A1 (Y)
   1.439% due 01/20/17                                  2,561           2,561
   Series 2003-1 Class 1A2
   1.519% due 01/20/20                                  3,475           3,476

 50  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Holmes Financing PLC (E)
   Series 2001-3 Class 2A
   1.449% due 01/15/07                                  2,485           2,483
   Series 2002-6 Class 2A (Y)
   1.459% due 04/15/08                                  4,600           4,603
Hutchison Whampoa International 03/13, Ltd.
   6.500% due 02/13/13                                    500             507
Hydro Quebec
   Series GH
   8.250% due 04/15/26                                    605             823
Inter-American Development Bank
   3.875% due 09/27/04                                  1,400           1,448
   6.950% due 08/01/26                                    625             764
Italy Government International Bond
   Series INTL
   6.000% due 02/22/11                                  2,010           2,286
Korea Development Bank
   5.250% due 11/16/06                                  1,290           1,362
   4.250% due 11/13/07                                    140             141
   5.500% due 11/13/12                                     25              26
Medallion Trust (E)(Y)
   Series 2003-1G Class A
   1.476% due 12/21/33                                  1,650           1,651
Mexico Government International Bond
   8.375% due 01/14/11                                  3,435           4,096
   6.375% due 01/16/13                                  1,100           1,152
   11.375% due 09/15/16                                 1,300           1,859
   8.125% due 12/30/19                                    940           1,061
   8.300% due 08/15/31                                    360             407
National Westminster Bank PLC
   7.375% due 10/01/09                                    880           1,058
National Westminster Bank PLC Step Up Bond (p)
   7.750% due 04/29/49                                  1,175           1,351
Pearson PLC
   7.000% due 06/15/11                                    155             176
Permanent Financing PLC
   4.200% due 06/10/05                                  5,680           5,916
Petroleos Mexicanos
   9.500% due 09/15/27                                    315             376
Province of Manitoba
   5.500% due 10/01/08                                     60              67
   9.250% due 04/01/20                                    335             496
Province of New Brunswick
   9.750% due 05/15/20                                    320             492
Province of Newfoundland
   10.000% due 12/01/20                                   150             231
Province of Nova Scotia
   9.125% due 05/01/21                                    685           1,006

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Ontario
   7.625% due 06/22/04                                    400             428
   5.500% due 10/01/08                                    100             111
Province of Quebec
   7.500% due 07/15/23                                  1,105           1,396
   7.125% due 02/09/24                                  1,145           1,400
Province of Saskatchewan
   8.000% due 07/15/04                                  1,290           1,389
   7.375% due 07/15/13                                    870           1,092
Royal Bank of Scotland Group PLC (p)
   7.648% due 08/31/49                                    150             182
   Series 1
   9.118% due 03/31/49                                    300             379
Royal KPN NV
   8.000% due 10/01/10                                  1,725           2,068
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                    175             207
Santander Financial Issuances
   6.800% due 07/15/05                                    150             165
   6.375% due 02/15/11                                    160             175
Sappi Papier Holding AG
   6.750% due 06/15/12                                    205             231
Skandinaviska Enskilda Banken AB
   6.875% due 02/15/09                                    520             594
Standard Chartered Bank
   8.000% due 05/30/31                                    600             723
Stora Enso Oyj
   7.375% due 05/15/11                                    225             264
Telefonica Europe BV
   8.250% due 09/15/30                                    820           1,063
TPSA Finance BV
   7.750% due 12/10/08                                    360             380
Vodafone Group PLC
   7.750% due 02/15/10                                  1,375           1,661
   6.250% due 11/30/32                                    860             918
XL Capital Europe PLC
   6.500% due 01/15/12                                    380             420
                                                                 ------------
                                                                       85,906
                                                                 ------------

Mortgage-Backed Securities - 42.2%
Ameriquest Mortgage Securities, Inc. (E)
   Series 2000-2 Class A
   1.610% due 07/15/30                                    607             607
Asset Backed Funding Corp. NIM Trust
   Series 2002-NC1 Class N1
   8.840% due 08/25/32                                    296             297

                                                         Fixed Income I Fund  51

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2000-2 Class A1
   4.406% due 11/25/30                                     40              41
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2002-1 Class 1A1
   1.520% due 12/25/34                                    391             392
Bear Stearns Commercial Mortgage Securities
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  2,310           2,344
CDC Commercial Mortgage Trust
   Series 2002-FX1 Class A1
   5.252% due 05/15/19                                  1,776           1,885
Centex Home Equity (E)(Y)
   Series 2003-A Class AV1
   1.600% due 03/25/33                                  1,312           1,313
Champion Home Equity Loan Trust (E)
   Series 1999-3 Class IIA
   1.720% due 09/25/29                                    951             951
Chase Funding Loan Acquisition Trust (E)
   Series 2002-C1 Class IA1
   1.460% due 01/25/19                                     51              51
COMM
   Series 1999-1 Class A1
   6.145% due 05/15/32                                  1,598           1,720
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                                  1,205           1,332
CS First Boston Mortgage Securities Corp. (E)
   Series 2000-HE1 Class A2
   1.570% due 12/15/30                                    116             116
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                    668             706
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                  1,600             171
   Series 2003-CK2 Class A4 (Y)
   4.801% due 03/15/36                                  1,080           1,103
Federal Home Loan Mortgage Corp.
   15 Year Gold TBA 4.50% (eth)                         3,240           3,268
   30 Year TBA
   6.00% (eth)                                         26,345          27,324
   5.50% (eth)                                         18,460          18,962
   6.50% (eth)                                          9,510           9,920
   7.50% (eth)                                            605             645
   7.000% due 2008                                         82              87

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2009                                         29              31
   6.000% due 2010                                         80              84
   7.000% due 2010                                        412             440
   8.000% due 2010                                         55              59
   6.000% due 2011                                        763             801
   7.000% due 2011                                         49              52
   6.000% due 2012                                         22              23
   6.000% due 2013                                        421             441
   12.000% due 2014                                        61              70
   6.000% due 2016                                      4,833           5,050
   9.000% due 2016                                        256             285
   12.500% due 2016                                        38              44
   6.000% due 2017                                      4,780           4,997
   9.000% due 2017                                          3               3
   9.000% due 2018                                        427             481
   9.000% due 2020                                        210             231
   6.500% due 2024                                      1,741           1,828
   7.500% due 2024                                         24              26
   6.500% due 2025                                        108             113
   8.000% due 2025                                        214             232
   8.500% due 2025                                        139             151
   9.000% due 2025                                         33              36
   9.000% due 2026                                          2               3
   4.584% due 2027                                        177             182
   8.500% due 2027                                        393             429
   6.500% due 2028                                      2,208           2,302
   6.500% due 2029                                      2,401           2,509
   7.500% due 2029                                          3               4
   7.843% due 2030                                         61              63
   7.500% due 2031                                        216             230
   6.500% due 2032                                        883             922
   7.000% due 2032                                      3,963           4,179
   7.500% due 2032                                      1,181           1,260
   Series 1986-K Class 5
   7.760% due 05/01/12                                    520             555
   Series 1993-1606 Class I
   6.500% due 11/15/08                                    634              66
   Series 1998-2104 Class ZM
   6.000% due 12/15/28                                  1,296           1,371
   Series 2000-2266 Class F
   1.760% due 11/15/30                                    141             142
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2001-34 Class A1V
   1.440% due 07/25/31                                  1,678           1,681
   Series 2001-35 Class A
   1.460% due 09/25/31                                  1,208           1,212
   Series 2003-54 Class 3AIO (Y)
   0.825% due 02/25/43                                 12,800             333

 52  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association
   15 Year TBA
   4.50% (eth)                                          3,585           3,630
   5.00% (eth)                                          1,000           1,022
   5.50% (eth)                                         25,810          26,830
   6.00% (eth)                                         12,100          12,679
   30 Year TBA
   5.00% (eth)                                         49,410          50,224
   5.50% (eth)                                         37,170          38,088
   6.00% (eth)                                          3,440           3,561
   6.00% (eth)                                         11,740          12,184
   7.00% (eth)                                          5,385           5,688
   7.50% (eth)                                          1,220           1,301
   6.500% due 2004                                         32              33
   8.000% due 2006                                         10              10
   7.200% due 2007                                        937           1,066
   10.500% due 2010                                         1               1
   7.000% due 2011                                         42              44
   8.000% due 2011                                         31              34
   5.500% due 2013                                         53              56
   7.000% due 2015                                         48              51
   6.000% due 2016                                      2,650           2,777
   5.500% due 2017                                      1,697           1,767
   6.000% due 2017                                     36,205          37,946
   7.500% due 2017                                          6               6
   8.000% due 2017                                          8               9
   9.000% due 2017                                        113             126
   6.000% due 2018                                        309             324
   8.500% due 2018                                         55              59
   7.500% due 2022                                          5               5
   6.500% due 2023                                        113             118
   7.000% due 2023                                        834             888
   7.500% due 2023                                         16              17
   6.500% due 2024                                        805             846
   7.500% due 2024                                        415             444
   8.000% due 2024                                        650             711
   8.500% due 2024                                        130             141
   9.000% due 2024                                         24              26
   6.500% due 2025                                         57              60
   7.000% due 2025                                        198             209
   7.500% due 2025                                        159             170
   8.000% due 2025                                         27              30
   8.500% due 2025                                        117             128
   7.000% due 2026                                        220             233
   7.500% due 2026                                          8               8
   9.000% due 2026                                         43              47
   7.000% due 2027                                         61              65
   7.500% due 2027                                         35              37
   9.000% due 2027                                          2               3
   6.500% due 2028                                      5,926           6,187

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2028                                        108             116
   5.500% due 2029                                      2,855           2,942
   6.500% due 2029                                     14,120          14,755
   7.500% due 2029                                        466             495
   6.500% due 2030                                        399             416
   7.500% due 2030                                         13              14
   8.000% due 2030                                      1,238           1,342
   6.500% due 2031                                        760             792
   7.500% due 2031                                      1,336           1,421
   8.000% due 2031                                      1,484           1,602
   7.000% due 2032                                      9,746          10,296
   7.500% due 2032                                      1,911           2,032
   8.000% due 2032                                         92              99
   6.000% due 2033                                      1,148           1,196
   6.500% due 2033                                      2,740           2,863
   3.335% due 2040                                        162             166
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    679             765
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,930           2,143
   Series 1997-55 Class ZA
   7.000% due 04/18/27                                  3,417           3,446
   Series 1997-81 Class PC
   5.000% due 04/18/27                                    800             817
Federal National Mortgage Association Grantor
   Trust (E)
   Series 2001-T13 Class A1
   1.480% due 03/25/32                                  1,189           1,189
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  2,460           2,782
   Series 2002-T13 Class A1
   1.420% due 08/25/32                                     53              53
   Series 2002-T5 Class A1
   1.440% due 05/25/32                                  5,895           5,909
   Series 2002-T7 Class A1
   1.430% due 07/25/32                                  1,292           1,291
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.620% due 04/25/42                                 18,969             564
   Series 2002-W11 Class AV1
   1.490% due 11/25/32                                  4,013           4,020
   Series 2002-W2 Class AV1
   1.450% due 06/25/32                                  2,862           2,869
   Series 2002-W3 Class A2
   5.500% due 10/25/21                                  5,465           5,706
   Series 2002-W6 Class 2AIO
   0.397% due 06/25/42                                 15,016             282
   Series 2003-W3 Class 2A2
   3.730% due 06/25/42                                  2,575           2,576

                                                         Fixed Income I Fund  53

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-W4 Class 1A2
   3.063% due 04/25/38                                  1,720           1,727
   Series 2003-W5 Class A
   1.391% due 04/25/33                                  4,380           4,381
Federal National Mortgage Association-Aces
   Series 1998-M4 Class B
   6.424% due 12/25/23                                  1,101           1,148
   Series 1999-M4 Class A
   7.269% due 12/25/09                                    611             625
   Series 2000-M1 Class A
   7.385% due 01/17/13                                  1,029           1,098
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   1.920% due 09/25/31                                  1,029           1,031
First Union Commercial Mortgage Securities, Inc.
   Series 1997-C2 Class A3
   6.650% due 11/18/29                                    650             730
Freddie Mac
   15 Year Gold TBA
   5.00% (eth)                                          6,300           6,466
   5.50% (eth)                                            705             731
   30 Year Gold TBA
   5.50% (eth)                                         22,835          23,355
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A1
   6.570% due 09/15/33                                  1,827           1,995
Government National Mortgage Association
   30 Year TBA
   6.00% (eth)                                          2,200           2,294
   7.00% (eth)                                          3,285           3,483
   8.50% (eth)                                            590             638
   Series 2002-61 Class A
   3.261% due 12/16/16                                  2,451           2,501
   Series 2002-61 Class BA
   4.648% due 03/16/26                                  1,325           1,370
   Series 2002-91 Class C
   4.655% due 02/16/27                                  1,760           1,817
Government National Mortgage Association I
   30 Year TBA
   5.50% (eth)                                          1,925           1,983
   6.00% (eth)                                         20,635          21,628
   8.500% due 2005                                          6               7
   6.500% due 2008                                         34              37
   6.500% due 2009                                        219             235
   6.500% due 2010                                         28              30

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 2011                                         59              63
   9.500% due 2016                                         53              60
   8.000% due 2017                                         43              47
   10.500% due 2020                                       234             269
   8.000% due 2022                                         95             104
   8.500% due 2022                                          8               9
   8.500% due 2024                                         57              62
   8.000% due 2025                                         99             108
   6.500% due 2027                                         51              54
   6.500% due 2028                                      3,446           3,621
   6.500% due 2029                                        878             925
   8.000% due 2029                                        312             336
   8.500% due 2029                                        405             438
   7.500% due 2030                                      1,277           1,364
   8.000% due 2030                                        102             110
   8.500% due 2030                                         99             107
   6.500% due 2031                                        707             743
   7.000% due 2031                                        480             508
   7.500% due 2031                                        458             489
   8.000% due 2031                                        762             824
   6.500% due 2032                                      2,337           2,458
   7.000% due 2032                                      5,109           5,414
   7.500% due 2032                                      1,367           1,460
   8.000% due 2032                                        411             444
Government National Mortgage Association II (E)
   5.625% due 2023                                        439             449
   5.625% due 2024                                        438             449
   5.625% due 2027                                        211             216
   4.500% due 2030                                        179             182
   5.000% due 2030                                        952             979
   7.500% due 2032                                        379             402
GS Mortgage Securities Corp. II
   Series 1997-GL Class A2A
   6.940% due 07/13/30                                     22              22
   Series 2003-C1 Class A3
   4.608% due 01/10/40                                  2,320           2,327
GSAMP Trust (Y)
   Series 2002-NC1N Class NOTE
   8.500% due 07/25/32                                    445             443
GSRPM Mortgage Loan Trust (E)(Y)
   Series 2003-1 Class A1
   1.625% due 01/25/32                                    972             972
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2001-1 Class A
   1.610% due 01/20/31                                    494             494
HSBC Mortgage Loan Trust
   Series 2000-HSB1 Class A3
   7.110% due 12/16/30                                    409             410

 54  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Irwin Home Equity (E)
   Series 2002-A Class 2A1
   1.470% due 07/25/14                                    262             262
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-CIB5 Class A1
   4.372% due 10/12/37                                  3,192           3,289
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    975           1,009
JP Morgan Commercial Mortgage Finance Corp.
   Series 1997-C5 Class A3
   7.088% due 09/15/29                                  2,000           2,264
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    656             716
MASTR Alternative Loans Trust
   7.000% due 12/25/32                                    863             898
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2003-WMC1 Class A2
   1.680% due 11/25/33                                  1,524           1,526
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class A2
   1.620% due 04/25/33                                  1,060           1,065
Option One Mortgage Securities Corp. NIM Trust
   Series 2002-3 Class CTFS
   1.620% due 04/26/09                                    480             480
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                                    293             309
PNC Mortgage Securities Corp.
   Series 2000-9 Class A3
   7.190% due 09/25/05                                     99              99
Prudential Commercial Mortgage Trust
   Series 2003-PWR1 Class A2
   4.493% due 02/11/36                                  1,860           1,858
Prudential Home Mortgage Securities
   Series 1992-38 Class A8
   6.950% due 11/25/22                                  1,607           1,604
Renaissance Home Equity Loan Trust (E)
   Series 2002-1 Class AF1
   1.480% due 06/25/32                                      8               8
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  3,060             200

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Securities Corp. (E)
   Series 2002-KS2 Class AI1
   1.460% due 10/25/17                                    239             239
   Series 2003-KS2 Class AI1
   1.420% due 08/25/19                                  2,627           2,625
Residential Asset Securitization Trust
   Series 2002-L8 Class A
   1.500% due 08/25/35                                    533             532
Residential Funding Mortgage Securities II
   Series 2000-HI5 Class AII
   7.210% due 12/25/25                                    682             712
Salomon Brothers Mortgage Securities VII
   Series 1994-16 Class A
   6.283% due 08/25/24                                    164             164
Saxon Asset Securities Trust (E)
   Series 2001-3 Class AV2
   1.600% due 08/25/31                                  1,375           1,375
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                                  3,323           3,797
Structured Asset Securities Corp. (E)
   Series 2003-BC1 Class A
   1.836% due 05/25/32                                  2,038           2,046
Washington Mutual
   Series 1999-WM1 Class 3A2
   6.396% due 10/19/39                                  1,269           1,273
   Series 2001-1 Class A
   4.055% due 01/25/41                                     30              30
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2001-34 Class 3A
   5.974% due 01/25/32                                    717             720
                                                                 ------------
                                                                      526,776
                                                                 ------------

Municipal Bonds - 0.5%
California State General Obligation Unlimited,
   weekly demand
   5.250% due 02/01/33                                    100             101
Clark County Nevada General Obligation Limited,
   weekly demand (u)
   5.000% due 06/01/26                                  1,600           1,642
Energy Northwest Revenue Bonds
   5.500% due 07/01/13                                    200             226
   5.500% due 07/01/14                                    200             227

                                                         Fixed Income I Fund  55

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                  1,000             877
Lower Colorado River Authority Revenue Bonds,
   weekly demand (u)
   5.000% due 05/15/31                                    200             203
New York State Dormitory Authority Revenue Bonds
   5.250% due 07/01/11                                    700             779
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   6.125% due 06/01/24                                    300             274
   6.750% due 06/01/39                                  1,200           1,060
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    200             205
                                                                 ------------
                                                                        5,594
                                                                 ------------

United States Government Agencies - 6.6%
Federal Home Loan Bank
   3.375% due 06/15/04                                  2,600           2,663
   2.500% due 03/15/06                                  4,690           4,742
   5.375% due 02/15/07                                    760             834
Federal Home Loan Mortgage Corp.
   4.875% due 03/15/07                                  5,320           5,770
   7.000% due 03/15/10                                  3,415           4,121
   5.125% due 07/15/12                                  2,795           3,001
   5.125% due 08/20/12                                  8,685           8,917
   6.750% due 03/15/31                                  1,972           2,409
   6.250% due 07/15/32                                  1,067           1,231
Federal Housing Authority: Project Citi 68
   (E)(Y)
   7.000% due 06/27/21                                    816             843
Federal National Mortgage Association
   1.875% due 12/15/04                                 12,265          12,348
   5.500% due 02/15/06                                  5,815           6,351
   5.500% due 07/18/06                                  8,060           8,125
   4.375% due 10/15/06                                  2,980           3,177
   4.750% due 06/18/07                                  1,995           2,060
   6.400% due 05/14/09                                      5               5
   6.625% due 09/15/09                                  1,850           2,174
   7.250% due 01/15/10                                  2,015           2,443
   6.000% due 05/15/11                                  3,615           4,116
   6.125% due 03/15/12                                    455             523
   7.250% due 05/15/30                                  2,000           2,571
   6.210% due 08/06/38                                    570             656
Financing Corp. STRIP Principal
   0.000% due 12/06/18                                    750             326
   0.000% due 12/27/18                                  2,605           1,129

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   0.000% due 04/05/19                                  1,605             682
   0.000% due 09/26/19                                  1,075             442
Tennessee Valley Authority
   6.375% due 06/15/05                                    850             932
                                                                 ------------
                                                                       82,591
                                                                 ------------

United States Government Treasuries - 18.3%
United States Treasury Inflation Indexed Bonds
   3.875% due 01/15/09                                  6,574           7,385
   4.250% due 01/15/10                                    109             125
   3.375% due 01/15/12                                    928           1,025
   3.000% due 07/15/12                                  6,821           7,326
   3.875% due 04/15/29                                    111             135
United States Treasury Note
   7.875% due 11/15/04                                 15,725          17,286
   6.750% due 05/15/05                                    820             906
   6.500% due 08/15/05                                  1,165           1,293
   4.625% due 05/15/06                                  9,235           9,947
   7.000% due 07/15/06                                 21,535          24,792
   6.500% due 10/15/06                                  2,595           2,963
   3.500% due 11/15/06                                  9,180           9,569
   4.375% due 05/15/07                                 15,095          16,197
   3.250% due 08/15/07                                 14,580          14,978
   6.125% due 08/15/07                                  4,480           5,125
   3.000% due 11/15/07                                  1,835           1,860
   5.625% due 05/15/08                                 15,040          16,984
   6.000% due 08/15/09                                    435             504
   10.375% due 11/15/09                                   460             522
   6.500% due 02/15/10                                  3,790           4,512
   11.750% due 02/15/10                                 3,165           3,734
   5.000% due 02/15/11                                  3,195           3,505
   13.875% due 05/15/11                                 3,365           4,526
   5.000% due 08/15/11                                    270             296
   14.000% due 11/15/11                                 1,590           2,220
   4.375% due 08/15/12                                  2,575           2,689
   10.375% due 11/15/12                                 2,840           3,763
   12.500% due 08/15/14                                 1,220           1,854
   8.750% due 05/15/17                                  2,150           3,126
   8.875% due 08/15/17                                  6,939          10,197
   8.875% due 02/15/19                                 12,565          18,671
   8.125% due 08/15/21                                    385             545
   6.000% due 02/15/26                                  4,840           5,591
   6.625% due 02/15/27                                  2,105           2,620
   6.375% due 08/15/27                                  4,715           5,706
   5.250% due 11/15/28                                  3,385           3,558

 56  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.125% due 08/15/29                                  2,190           2,588
   6.250% due 05/15/30                                  2,185           2,633
United States Treasury STRIP Principal
   0.000% due 11/15/09                                    125              98
   0.000% due 05/15/16                                  7,700           4,202
   0.000% due 11/15/21                                  6,570           2,523
                                                                 ------------
                                                                      228,079
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,296,714)                                                   1,341,645
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.                                     850             994
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $910)                                                               994
                                                                 ------------

SHORT-TERM INVESTMENTS - 15.3%
Allete, Inc. (E)
   2.179% due 10/20/03                                    100             100
ANZ Delaware, Inc. (c)(y)
   1.230% due 07/22/03                                  2,400           2,393
Barclays U S Fund
   1.255% due 05/19/03                                  8,300           8,295
Bundesschatzanweisungen
   4.250% due 06/13/03                                  4,400           4,919
Countrywide Home Loans Inc (E)
   1.589% due 06/03/03                                  3,200           3,199
DaimlerChrysler Financial Services North America
   LLC (E)
   Series MTNR
   1.431% due 06/18/03                                  1,600           1,599
DaimlerChrysler NA Holding Corp. (E)
   Series MTNC
   1.570% due 08/21/03                                  1,600           1,599
Danske Corp. Commercial Paper (c)(y)
   1.250%due 06/16/03                                     500             499
   1.240% due 07/14/03                                    300             299
Deutsche Bundesrepublik
   6.000% due 09/15/03                                  4,730           5,345
Federal Home Loan Bank
   3.750% due 04/15/04                                 17,030          17,440
Federal Home Loan Mortgage Corp.
   3.250% due 01/15/04                                  1,650           1,674
   7.000% due 2003                                          1               1

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association
   7.000% due 2003                                         58              59
   7.500% due 2003                                         39              40
Ford Motor Credit Co. (E)
   1.560% due 06/20/03                                  2,200           2,198
Frank Russell Investment Company Money Market
   Fund                                               117,965         117,965
French Treasury Note BTAN
   4.500% due 07/12/03                                  5,391           6,037
General Motors Acceptance Corp. (E)
   1.604% due 07/21/03                                    300             300
   1.649% due 11/07/03                                  1,000             997
   2.049% due 01/20/04                                    600             599
HBOS Treasury Services PLC Commercial Paper (E)
   1.265% due 05/07/03                                  1,000           1,000
   1.255% due 05/08/03                                  3,700           3,699
   1.240% due 7/02/03                                     500             499
Italy Buoni Poliennali Del Tesoro
   4.500% due 07/15/03                                  5,391           6,042
KFW International Finance Inc.
   1.240% due 06/12/03                                  1,400           1,398
Pemex Finance, Ltd.
   6.125% due 11/15/03                                    400             406
Spieker Properties, Inc.
   6.900% due 01/15/04                                    500             517
UBS Finance, Inc. Years 3 & 4 Commercial Paper
   (c)(y)
   1.240% due 05/21/03                                    600             600
United States Treasury Bill (c)(y)
   1.146% due 05/08/03 (s)                                 45              45
   1.090% due 05/15/03 (s)                                200             200
   1.110% due 05/15/03 (s)                                 20              20
   1.115% due 05/15/03 (s)                                 60              60
   1.117% due 05/15/03 (s)                                 20              20
   1.120% due 05/15/03 (s)                                 40              40
   1.152% due 05/15/03 (s)                                 50              50
   1.153% due 05/15/03 (s)                                 50              50
   1.100% due 10/02/03                                    225             224
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $188,848)                                                       190,427
                                                                 ------------

TOTAL INVESTMENTS - 122.9%
(cost $1,486,472)                                                   1,533,066
                                                                 ------------

                                                         Fixed Income I Fund  57

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.0%
Agreement with Credit Suisse First Boston Corp.
   of $1,000 acquired on April 30, 2003 at
   1.200% to be repurchased on May 1, 2003,
   collateralized by:
   $1,025 United States Treasury Obligation,
   valued at $1,025                                     1,000           1,000
                                                                 ------------

TOTAL REPURCHASE AGREEMENT
(cost $1,000)                                                           1,000
                                                                 ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENT -
122.9%
(identified cost $1,487,472)                                        1,534,066

OTHER ASSETS AND LIABILITIES
NET - (22.9%)                                                        (286,283)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,247,783
                                                                 ============


                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 03/04 (76)                          18,721               98
   expiration date 06/04 (5)                            1,228                4
   expiration date 09/04 (5)                            1,224                4
   expiration date 12/04 (5)                            1,219                3
Three Month LIBOR Futures (UK)
   expiration date 03/04 (20)                           2,412               (3)
United States Treasury Bonds
   expiration date 06/03 (1)                              114                3
United States Treasury 2 Year Notes
   expiration date 06/03 (15)                           3,238                9
United States Treasury 5 Year Notes
   expiration date 06/03 (53)                           6,029               45
United States Treasury 10 Year Notes
   expiration date 06/03 (134)                         15,427               73

Short Positions
Euribor Futures (Germany)
   expiration date 12/03 (31)                           7,362               13
   expiration date 03/04 (10)                               5                2
United States Treasury Bonds
   expiration date 06/03 (53)                           6,044               24
United States Treasury 5 Year Notes
   expiration date 06/03 (75)                           8,531              (40)
United States Treasury 10 Year Notes
   expiration date 06/03 (9)                            1,036               (1)
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  234
                                                                  ============


See accompanying notes which are an integral part of the financial statements.

 58  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                   NOTIONAL          MARKET
OPTIONS WRITTEN                                     AMOUNT           VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Eurodollar Futures
   Jun 2003 99.00 Call (9)                                 23               (1)
   Dec 2003 98.00 Put (27)                                 68               (2)
   Mar 2004 97.75 Put (10)                                 25               (2)

United States Treasury Notes
   10 Year Futures
   May 2003 110.00 Put (67)                                67               (2)
   Aug 2003 110.00 Put (65)                                65              (34)
   Aug 2003 117.00 Call (14)                               14               (8)
                                                                  ------------
Total Liability for Options Written
(premiums received $119)                                                   (49)
                                                                  ============


                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           5,776   USD            6,200     5/15/03               (242)
EUR             169   USD              182     5/15/03                 (7)
EUR             169   USD              182     5/15/03                 (7)
                                                           --------------

                                                                     (256)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  59

FIXED INCOME III FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 92.2%
Asset-Backed Securities - 5.0%
Air 2 US
   8.027% due 10/01/19                                    262             132
American Airlines, Inc.
   9.710% due 01/02/07                                    207              60
   6.817% due 05/23/11                                    105              75
   7.379% due 05/23/16                                    357             103
BMW Vehicle Owner Trust Series 2002-A Class A2
   2.830% due 12/27/04                                    138             139
Chase Funding Mortgage Loan Asset-Backed
   Certificates Series 2003-1 Class 1A1
   2.005% due 02/25/17                                    386             386
Chase Manhattan Auto Owner Trust Series 2002-A
   Class A2
   2.630% due 10/15/04                                    124             124
   Series 2002-B Class A2
   2.700% due 01/18/05                                    268             269
Citibank Credit Card Issuance Trust Series
   2000-A3 Class A3
   6.875% due 11/16/09                                    200             230
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                    275             272
Continental Airlines, Inc.
   7.033% due 06/15/11                                    422             221
   6.900% due 01/02/18                                    212             181
   6.545% due 02/02/19                                    205             178
Daimler Chrysler Auto Trust
   Series 2000-E Class A3
   6.110% due 11/08/04                                    174             175
   Series 2001-C Class A2
   3.710% due 07/06/04                                     99              99
   Series 2002-A Class A2
   2.900% due 12/06/04                                    319             320
Delta Air Lines, Inc.
   7.299% due 09/18/06                                    100              65
Ford Credit Auto Owner Trust
   Series 2001-B Class A4
   5.120% due 10/15/04                                    240             242
   Series 2002-B Class A2A
   2.970% due 06/15/04                                    170             170
   Series 2003-A Class A2A
   1.620% due 08/15/05                                    300             300
General Motors Acceptance Corp. (E)
   1.699% due 07/30/04                                  1,600           1,581
Harley-Davidson Motorcycle Trust
   Series 2002-2 Class A1
   1.910% due 04/15/07                                    271             272
   Series 2003-1 Class A1
   1.560% due 05/15/07                                    274             274

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Honda Auto Receivables Owner Trust
   Series 2002-2 Class A2
   2.910% due 09/15/04                                    276             277
   Series 2002-4 Class A2
   1.660% due 06/15/05                                    300             300
   Series 2003-1 Class A2
   1.460% due 09/19/05                                    350             350
International Lease Finance Corp.
   5.875% due 05/01/13                                    160             162
Kern River Funding Corp.
   4.893% due 04/30/18                                    180             181
Lehman ABS Manufactured Housing Contract
   Series 2001-B Class A1
   3.010% due 03/15/10                                    109             110
MBNA Credit Card Master Note Trust Series
   2001-C3 Class C3
   6.550% due 12/15/08                                    185             200
MBNA Master Credit Card Trust USA Series 2000-E
   Class A
   7.800% due 10/15/12                                    705             850
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    435             484
Nissan Auto Receivables Owner Trust Series
   2002-B Class A2
   3.070% due 08/16/04                                    193             194
Prudential Holdings LLC
   8.695% due 12/18/23                                    170             206
Sharps Special I LLC Trust (Y) Series 2002
   9.500% due 08/25/32                                    112             111
Small Business Administration
   7.449% due 08/01/10                                    398             454
   7.500% due 04/01/17                                  3,468           3,934
Systems 2001 AT LLC
   7.156% due 12/15/11                                    194             210
   6.664% due 09/15/13                                    170             186
Whole Auto Loan Trust
   Series 2002-1 Class A2
   1.880% due 06/15/05                                    350             351
World Financial Properties
   6.950% due 09/01/13                                    242             268
                                                                 ------------
                                                                       14,696
                                                                 ------------

 60  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corporate Bonds and Notes - 20.6%
Aetna, Inc.
   7.875% due 03/01/11                                    150             176
Ahold Finance USA, Inc.
   8.250% due 07/15/10                                    230             203
AIG SunAmerica Global Financing IX
   6.900% due 03/15/32                                    200             236
Albertson's, Inc.
   7.500% due 02/15/11                                     80              93
   7.450% due 08/01/29                                     20              23
Allied Waste North America
   Series B
   7.875% due 01/01/09                                    680             702
Amerada Hess Corp.
   7.300% due 08/15/31                                    380             425
American Airlines, Inc.
   Series 90-P
   10.600% due 03/04/09                                 1,013             355
American Electric Power Co., Inc. Series C
   5.375% due 03/15/10                                     80              83
American Greetings
   11.750% due 07/15/08                                    95             109
Anthem Insurance Cos., Inc.
   9.125% due 04/01/10                                    145             177
AOL Time Warner, Inc.
   6.750% due 04/15/11                                     30              33
   7.625% due 04/15/31                                  2,540           2,801
   7.700% due 05/01/32                                    180             200
AON Corp.
   7.375% due 12/14/12                                    125             140
Appalachian Power Co.
   5.950% due 05/15/33                                     20              20
ArvinMeritor, Inc.
   6.625% due 06/15/07                                     45              45
   8.750% due 03/01/12                                     85              92
ASIF Global Financing
   4.900% due 01/17/13                                    190             194
AT&T Corp.
   7.000% due 11/15/06                                    305             327
   7.800% due 11/15/11                                    180             197
   8.125% due 01/15/22                                    160             161
   8.500% due 11/15/31                                    185             206
AT&T Wireless Services, Inc.
   8.125% due 05/01/12                                     30              35
   8.750% due 03/01/31                                    110             137
Avista Corp.
   9.750% due 06/01/08                                    220             244
AXA Financial, Inc.
   7.000% due 04/01/28                                    160             173
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                    495             522

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp.
   7.800% due 02/15/10                                     15              18
   Series MTNI
   1.609% due 10/22/04                                    575             577
Bank One Corp.
   7.625% due 10/15/26                                     95             117
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    120             137
BCI US Funding Trust Step Up Bond
   8.010% due 12/29/49                                    320             363
Belo Corp.
   8.000% due 11/01/08                                     60              71
Boeing Capital Corp.
   6.100% due 03/01/11                                    245             258
   5.800% due 01/15/13                                     95              98
Boeing Co. (The)
   6.625% due 02/15/38                                     15              16
Boston Properties, Inc.
   6.250% due 01/15/13                                     45              48
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                    185             207
Campbell Soup Co.
   5.875% due 10/01/08                                    115             129
Carolina Power & Light Co.
   6.500% due 07/15/12                                     65              74
Cendant Corp.
   6.250% due 03/15/10                                    100             106
   7.375% due 01/15/13                                    270             296
   7.125% due 03/15/15                                     55              61
CenterPoint Energy Houston Electric LLC
   5.700% due 03/15/13                                    110             117
CenterPoint Energy Resources Corp.
   7.875% due 04/01/13                                    900           1,033
Cigna Corp.
   6.375% due 10/15/11                                     65              70
Cincinnati Financial Corp.
   6.900% due 05/15/28                                    600             657
Cincinnati Gas & Electric
   5.700% due 09/15/12                                     50              53
CIT Group, Inc.
   5.625% due 05/17/04                                    600             620
   6.500% due 02/07/06                                    150             162
   6.875% due 11/01/09                                     55              61

                                                       Fixed Income III Fund  61

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    270             304
Citigroup, Inc.
   3.500% due 02/01/08                                    570             573
   7.250% due 10/01/10                                    310             368
   5.625% due 08/27/12                                     65              70
   5.875% due 02/22/33                                    215             221
Citizens Communications Co.
   6.375% due 08/15/04                                    185             194
Clear Channel Communications, Inc.
   6.000% due 11/01/06                                     40              43
   7.650% due 09/15/10                                     95             111
Columbus Southern Power Co.
   5.500% due 03/01/13                                     50              52
Comcast Cable Communications
   8.375% due 05/01/07                                    360             416
   6.750% due 01/30/11                                     45              50
Comcast Corp.
   5.850% due 01/15/10                                     80              85
   7.050% due 03/15/33                                    160             174
Conoco, Inc.
   6.950% due 04/15/29                                    160             187
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                     80              89
Constellation Energy Group, Inc.
   7.600% due 04/01/32                                     75              90
Consumers Energy Co.
   6.000% due 03/15/05                                    100             107
   5.375% due 04/15/13                                     20              20
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                     70              76
COX Communications, Inc.
   7.125% due 10/01/12                                     75              88
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    240             252
CS First Boston Mortgage Securities Corp.
   6.500% due 04/25/33                                    528             544
CSC Holdings, Inc.
   Series B
   8.125% due 08/15/09                                    500             530
DaimlerChrysler NA Holding Corp.
   8.500% due 01/18/31                                    100             125
Delta Air Lines, Inc.
   7.900% due 12/15/09                                    150             104
   9.750% due 05/15/21                                     60              37
Detroit Edison Co.
   6.350% due 10/15/32                                    180             198

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    145             167
   7.875% due 09/30/31                                     35              43
Di Giorgio Corp.
   Series B
   10.000% due 06/15/07                                   200             200
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     60              66
DPL, Inc.
   8.250% due 03/01/07                                    150             160
DR Horton, Inc.
   6.875% due 05/01/13                                     80              82
Dresdner Funding Trust I
   8.151% due 06/30/31                                    200             208
Duke Capital Corp.
   7.500% due 10/01/09                                    205             228
   6.250% due 02/15/13                                    305             314
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     40              42
   6.875% due 02/01/11                                     20              22
Eastman Chemical Co.
   7.000% due 04/15/12                                     45              51
Echostar DBS Corp.
   9.375% due 02/01/09                                    555             601
EL Paso Corp.
   7.875% due 06/15/12                                    300             266
El Paso Energy Partners, LP
   8.500% due 06/01/10                                    155             167
Eli Lilly & Co.
   6.770% due 01/01/36                                    340             401
Enterprise Products Partners, LP
   6.875% due 03/01/33                                    180             192
EOP Operating, LP
   7.500% due 04/19/29                                    120             137
Equitable Resources, Inc.
   5.150% due 03/01/18                                    280             288
Erac USA Finance Co.
   7.350% due 06/15/08                                    105             119
Evergreen Funding, Ltd. (E)(Y)
   Series REGS
   1.811% due 11/15/10                                    435             283
Exelon Corp.
   6.750% due 05/01/11                                     45              51
Farmers Exchange Capital
   7.050% due 07/15/28                                    250             194
Farmers Insurance Exchange
   8.625% due 05/01/24                                    310             273
Federated Department Stores
   7.000% due 02/15/28                                    145             155

 62  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FedEx Corp.
   7.600% due 07/01/97                                    100             108
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    330             367
Financing Corp. Zero Coupon Series 15P
   0.000% due 03/07/19                                    445             190
First Union Capital I
   Series A
   7.935% due 01/15/27                                     80              91
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    180             195
   Series C
   7.375% due 11/15/31                                    150             165
Florida Power & Light Co.
   4.850% due 02/01/13                                     25              26
FMC Corp.
   10.250% due 11/01/09                                    15              17
Ford Motor Co.
   6.625% due 10/01/28                                     40              33
   6.375% due 02/01/29                                    130             103
   7.450% due 07/16/31                                    545             485
Ford Motor Credit Co.
   6.875% due 02/01/06                                    505             522
   5.800% due 01/12/09                                    570             543
   7.375% due 02/01/11                                    545             552
   7.250% due 10/25/11                                    165             165
Foster's Finance Corp.
   6.875% due 06/15/11                                    175             200
FPL Group Capital, Inc.
   3.250% due 04/11/06                                    230             233
Franklin Resources, Inc.
   3.700% due 04/15/08                                    115             115
Gap, Inc. (The)
   10.550% due 12/15/08                                    55              66
General Electric Capital Corp. Series MTNA
   5.450% due 01/15/13                                    150             159
   6.750% due 03/15/32                                    200             231
General Electric Co.
   5.000% due 02/01/13                                    400             413
General Motors Acceptance Corp.
   6.750% due 01/15/06                                     50              53
   6.125% due 09/15/06                                    170             176
   6.875% due 09/15/11                                  1,055           1,075
   7.000% due 02/01/12                                    240             246
   8.000% due 11/01/31                                    240             250
Golden West Financial Corp.
   4.125% due 08/15/07                                    160             167

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    455             523
   5.250% due 04/01/13                                    160             164
   6.125% due 02/15/33                                    215             222
GTE Corp.
   6.940% due 04/15/28                                    240             267
Harrah's Operating Co., Inc.
   8.000% due 02/01/11                                    100             115
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              41
Hartford Life, Inc.
   7.650% due 06/15/27                                    140             160
HCA - The Healthcare Co.
   7.580% due 09/15/25                                     55              57
HCA, Inc.
   6.300% due 10/01/12                                     30              31
   7.500% due 12/15/23                                    200             206
Health Net, Inc.
   8.375% due 04/15/11                                    130             153
Healthsouth Corp. (ffl)
   8.500% due 02/01/08                                    460             293
Hertz Corp.
   7.625% due 08/15/07                                     35              36
   7.625% due 06/01/12                                     55              55
Hilton Hotels Corp.
   7.625% due 12/01/12                                    190             200
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    170             193
Honeywell International, Inc.
   6.125% due 11/01/11                                    155             172
Household Finance Corp.
   4.625% due 01/15/08                                     90              94
   5.875% due 02/01/09                                    245             265
   6.375% due 10/15/11                                    190             208
   6.375% due 11/27/12                                    150             165
Hyatt Equities LLC
   6.875% due 06/15/07                                     85              86
Illinois Power Co.
   11.500% due 12/15/10                                    85              96
ING Bank NV
   5.125% due 05/01/15                                    355             359
International Lease Finance Corp.
   6.375% due 03/15/09                                    155             168
International Paper Co.
   5.850% due 10/30/12                                    100             107
   5.300% due 04/01/15                                     65              65
Iron Mountain, Inc.
   7.750% due 01/15/15                                     50              54
iStar Financial, Inc.
   7.000% due 03/15/08                                     35              36

                                                       Fixed Income III Fund  63

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ITT Industries, Inc.
   7.400% due 11/15/25                                    210             240
J Crew Group
   Series B
   13.125% due 10/15/08                                   160             114
John Hancock Funds USA
   7.375% due 02/15/24                                    250             283
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    165             180
JP Morgan Chase & Co.
   5.350% due 03/01/07                                     75              81
   6.750% due 02/01/11                                     85              97
   6.625% due 03/15/12                                     35              39
Kellogg Co.
   Series B
   7.450% due 04/01/31                                    200             248
Kennametal, Inc.
   7.200% due 06/15/12                                    110             117
Kerr-McGee Corp.
   5.875% due 09/15/06                                     20              22
   6.875% due 09/15/11                                     30              34
KeySpan Corp.
   7.250% due 11/15/05                                    150             168
Kraft Foods, Inc.
   5.250% due 06/01/07                                     75              79
   5.625% due 11/01/11                                    220             230
   6.250% due 06/01/12                                    240             261
Kroger Co.
   7.250% due 06/01/09                                    175             201
   8.000% due 09/15/29                                    225             269
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    185             210
Liberty Media Corp.
   5.700% due 05/15/13                                     90              90
   8.250% due 02/01/30                                     70              79
Lockheed Martin Corp.
   8.200% due 12/01/09                                    625             776
   7.750% due 05/01/26                                     85             104
   8.500% due 12/01/29                                    180             241
Lodgenet Entertainment Corp.
   10.250% due 12/15/06                                   200             202
Lone Star Industries
   8.850% due 06/15/05                                    325             316
Lowe's Cos., Inc.
   6.875% due 02/15/28                                    105             120
Lyondell Chemical Co.
   Series B
   9.875% due 05/01/07                                     70              72
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    115             139
Marathon Oil Corp.
   6.800% due 03/15/32                                     60              65

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Masco Corp.
   6.500% due 08/15/32                                     40              42
May Department Stores Co. (The)
   7.875% due 03/01/30                                    145             169
MBNA Corp.
   6.125% due 03/01/13                                    150             152
MDC Holdings, Inc.
   7.000% due 12/01/12                                     45              48
MeadWestvaco Corp.
   6.850% due 04/01/12                                     50              57
Merrill Lynch & Co., Inc. Series MTNB
   3.700% due 04/21/08                                    100             101
Metropolitan Life Insurance Co.
   7.800% due 11/01/25                                    335             389
MGM Mirage
   8.500% due 09/15/10                                     95             107
Mizuho Preferred Capital Co. LLC Step Up Bond
   8.790% due 12/29/49                                    190             185
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     45              50
Monsanto Co.
   7.375% due 08/15/12                                     55              63
Monumental Global Funding II
   3.850% due 03/03/08                                    240             243
Morgan Stanley
   6.750% due 04/15/11                                    140             159
   5.300% due 03/01/13                                    285             296
Nabors Industries, Inc.
   5.375% due 08/15/12                                    120             126
Natexis Ambs Co. LLC
   8.440% due 12/29/49                                    185             219
National Rural Utilities Cooperative Finance
   3.875% due 02/15/08                                    200             204
   5.750% due 08/28/09                                     85              92
National Wine & Spirits, Inc.
   10.125% due 01/15/09                                   115             105
Nationwide Financial Services
   6.250% due 11/15/11                                    265             283
Nationwide Mutual Insurance Co.
   7.875% due 04/01/33                                    330             365
NB Capital Trust IV
   8.250% due 04/15/27                                    115             139
Nevada Power Co.
   10.875% due 10/15/09                                    60              67

 64  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America Holdings
   8.875% due 04/26/23                                     70              86
   7.750% due 12/01/45                                    280             319
News America, Inc.
   7.300% due 04/30/28                                    135             149
Nisource Finance Corp.
   7.875% due 11/15/10                                    155             187
Norfolk Southern Corp.
   7.700% due 05/15/17                                     65              80
   7.900% due 05/15/97                                    175             197
Northern Border Pipeline Co.
   6.250% due 05/01/07                                    170             185
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    135             178
Ohio Edison Co.
   5.450% due 05/01/15                                     20              20
Ohio Power Co.
   5.500% due 02/15/13                                     25              26
   6.600% due 02/15/33                                     35              37
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    145             168
Owens-Brockway
   7.750% due 05/15/11                                     25              25
   8.750% due 11/15/12                                    450             480
Peco Energy Co.
   3.500% due 05/01/08                                    215             218
Pemex Project Funding Master Trust
   8.625% due 02/01/22                                    190             211
Phelps Dodge Corp.
   8.750% due 06/01/11                                     60              68
PHH Corp.
   7.125% due 03/01/13                                     50              54
Pinnacle Partners
   8.830% due 08/15/04                                    140             148
PolyOne Corp.
   10.625% due 05/15/10                                   300             300
Popular North America, Inc.
   4.250% due 04/01/08                                    135             137
Portola Packaging, Inc.
   10.750% due 10/01/05                                   170             174
Progress Energy, Inc.
   7.000% due 10/30/31                                    190             213
Progressive Corp. (The)
   6.250% due 12/01/32                                     40              43
Prologis
   5.500% due 03/01/13                                     20              21
Prudential Financial, Inc.
   3.750% due 05/01/08                                    135             135
Prudential Funding LLC
   6.600% due 05/15/08                                    110             124
Prudential Holdings LLC
   Series FSA
   7.245% due 12/18/23                                    370             429

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PSEG Energy Holdings, Inc.
   7.750% due 04/16/07                                    255             267
   8.625% due 02/15/08                                    190             203
Public Service Co. of New Mexico Series A
   7.100% due 08/01/05                                    500             537
Pulte Homes, Inc.
   7.875% due 08/01/11                                     75              88
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     25              21
   6.500% due 11/15/18                                     25              19
Raytheon Co.
   8.200% due 03/01/06                                    200             230
   8.300% due 03/01/10                                     50              59
Regions Financial Corp.
   6.375% due 05/15/12                                    240             272
Safeway, Inc.
   5.800% due 08/15/12                                     55              58
Sears Roebuck Acceptance
   7.000% due 06/01/32                                     50              51
Sempra Energy ESOP
   6.000% due 02/01/13                                     30              32
Simon Property Group, LP
   6.375% due 11/15/07                                    110             120
   6.350% due 08/28/12                                     45              49
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                     50              51
SOI Funding Corp.
   11.250% due 07/15/09                                   240             182
Sovereign Bancorp, Inc.
   10.500% due 11/15/06                                   570             690
Sprint Capital Corp.
   6.125% due 11/15/08                                     80              82
   6.375% due 05/01/09                                     75              77
   8.375% due 03/15/12                                     70              78
   6.875% due 11/15/28                                    165             153
   8.750% due 03/15/32                                  1,150           1,259
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     35              37
   7.875% due 05/01/12                                    135             141
Station Casinos, Inc.
   8.375% due 02/15/08                                     40              43
TCI Communications, Inc.
   8.000% due 08/01/05                                    415             452
   7.875% due 02/15/26                                     80              93

                                                       Fixed Income III Fund  65

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    195             252
   7.875% due 08/01/13                                    225             263
Tenet Healthcare Corp.
   7.375% due 02/01/13                                    300             298
   6.875% due 11/15/31                                    130             118
Tennessee Gas Pipeline Co.
   8.375% due 06/15/32                                    325             336
Tesoro Petroleum Corp.
   8.000% due 04/15/08                                    285             294
Time Warner Cos.
   7.570% due 02/01/24                                     35              38
Time Warner, Inc.
   7.975% due 08/15/04                                    375             399
   8.180% due 08/15/07                                    145             165
Toys R US, Inc.
   7.625% due 08/01/11                                     55              57
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    110             112
TXU Energy Co.
   7.000% due 03/15/13                                    200             221
Union Pacific Corp.
   5.750% due 10/15/07                                    370             404
   6.125% due 01/15/12                                    185             204
Union Planters Corp.
   7.750% due 03/01/11                                    125             148
Univision Communications, Inc.
   7.850% due 07/15/11                                    220             255
USA Interactive
   6.750% due 11/15/05                                    175             185
   7.000% due 01/15/13                                    285             313
UST, Inc.
   6.625% due 07/15/12                                    200             226
USX Corp./Consolidated
   9.375% due 05/15/22                                    165             218
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    160             167
Valspar Corp.
   6.000% due 05/01/07                                    185             198
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    100             111
Verizon Global Funding Corp.
   7.750% due 12/01/30                                     55              68
Verizon Virginia, Inc.
   Series A
   4.625% due 03/15/13                                    275             273
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    150             162
Verizon/New England
   6.500% due 09/15/11                                     20              23
Vornado Realty Trust
   5.625% due 06/15/07                                     65              67

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Washington Mutual, Inc.
   8.250% due 04/01/10                                     60              74
Waste Management, Inc.
   7.000% due 07/15/28                                    210             232
Wells Fargo & Co.
   3.500% due 04/04/08                                     70              71
Wendy's International, Inc.
   6.200% due 06/15/14                                    155             174
Weyerhaeuser Co.
   5.250% due 12/15/09                                     85              89
   6.750% due 03/15/12                                    115             129
Wilmington Trust Corp.
   4.875% due 04/15/13                                    120             120
Wisconsin Energy Corp.
   6.200% due 04/01/33                                     25              25
WorldCom, Inc. - WorldCom Group (ffl)
   8.250% due 05/15/31                                    185              52
Wyeth
   5.250% due 03/15/13                                     40              42
York International Corp.
   6.625% due 08/15/06                                    125             134
Zions BanCorp.
   6.500% due 10/15/11                                    200             210
Zurich Capital Trust I
   8.376% due 06/01/37                                    500             489
                                                                 ------------
                                                                       60,723
                                                                 ------------

Emerging Markets Debt - 1.8%
Brazilian Government International Bond (E)
   2.125% due 04/15/06                                    456             428
   10.000% due 01/16/07                                 1,200           1,179
   Series RG
   2.188% due 04/15/09                                     71              59
Bulgaria Government International Bond (E)
   2.188% due 07/28/24                                    220             212
Ecuador Government International Bond
   6.000% due 08/15/30                                    620             372
Kyivstar GSM
   12.750% due 11/21/05                                   180             196
OAO Gazprom
   9.625% due 03/01/13                                  1,305           1,390
Panama Government International Bond
   8.875% due 09/30/27                                    580             603

 66  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Peru Government International Bond
   9.125% due 02/21/12                                    100             110
   4.500% due 03/07/17                                    460             377
Russia Government International Bond
   5.000% due 03/31/30                                    340             307
                                                                 ------------
                                                                        5,233
                                                                 ------------

International Debt - 7.3%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                    275             305
Abitibi-Consolidated, Inc.
   8.550% due 08/01/10                                     30              34
   8.850% due 08/01/30                                     60              66
AES Drax Energy, Ltd. (ffl)
   Series B
   11.500% due 08/30/10                                   320               3
Amvescap PLC
   6.600% due 05/15/05                                    365             394
AXA
   8.600% due 12/15/30                                    195             235
Bowater Canada Finance
   7.950% due 11/15/11                                     90              94
British Telecommunications PLC
   8.375% due 12/15/10                                    500             615
   8.875% due 12/15/30                                    175             233
Chile Government International Bond
   5.500% due 01/15/13                                  2,080           2,134
Conoco Funding Co.
   6.350% due 10/15/11                                    515             584
Den Norske Bank ASA
   7.729% due 06/29/49                                    360             422
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    200             241
   8.750% due 06/15/30                                  1,290           1,594
Diageo Capital PLC
   3.375% due 03/20/08                                     70              70
France Telecom
   8.700% due 03/01/06                                    750             852
   9.250% due 03/01/11                                    775             948
   10.000% due 03/01/31                                   205             273
Great Lakes Power, Inc.
   9.000% due 08/01/04                                    115             122
Hollinger, Inc.
   11.875% due 03/01/11                                   135             144
Hutchison Whampoa International 03/13, Ltd.
   6.500% due 02/13/13                                    325             329
Inco, Ltd.
   7.750% due 05/15/12                                     45              52
   7.200% due 09/15/32                                     50              54
Kazkommerts International BV
   8.500% due 04/16/13                                    130             129

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KBC Bank Funding Trust II (E)
   7.000% due 06/30/49                                  1,000           1,193
Korea Development Bank
   4.250% due 11/13/07                                     45              45
   5.500% due 11/13/12                                     15              15
Laidlaw, Inc. (ffl)
   7.875% due 04/15/05                                    230             106
Mexico Government International Bond
   8.375% due 01/14/11                                     35              42
   6.375% due 01/16/13                                    300             314
   11.375% due 09/15/16                                   200             286
   8.000% due 09/24/22                                    300             332
   8.300% due 08/15/31                                    275             311
   7.500% due 04/08/33                                    565             581
Mexico Government International Bond Value
   Recovery Rights (AE)(E)(Y)
   Series B
   0.000% due 06/30/04                                    300               2
   Series D
   0.000% due 06/30/05                                    300               1
   0.000% due 06/30/06                                    300              --
   Series E
   0.000% due 06/30/07                                    300              --
Mobile TeleSystems Finance SA
   9.750% due 01/30/08                                    110             117
National Westminster Bank PLC Step Up Bond (p)
   7.750% due 04/29/49                                    235             270
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                     70              74
Newmont Yandal Operations, Ltd.
   8.875% due 04/01/08                                    525             318
Nordea Bank Sweden AB
   5.250% due 11/30/12                                    335             350
Pearson PLC
   7.000% due 06/15/11                                     70              80
Petroleos Mexicanos
   9.500% due 09/15/27                                    145             173
Placer Dome, Inc.
   6.375% due 03/01/33                                    410             418
Province of Quebec
   7.500% due 07/15/23                                    530             670

                                                       Fixed Income III Fund  67

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (p)
   7.648% due 08/31/49                                     15              18
   Series 1
   9.118% due 03/31/49                                  1,600           2,020
   Series 3
   7.816% due 11/29/49                                    310             347
Royal KPN NV
   8.000% due 10/01/10                                    810             971
Santander Financial Issuances
   6.375% due 02/15/11                                    180             196
Sappi Papier Holding AG
   6.750% due 06/15/12                                    230             259
Singapore Telecommunications, Ltd.
   6.375% due 12/01/11                                    165             183
   7.375% due 12/01/31                                    695             817
Standard Chartered Bank
   8.000% due 05/30/31                                    120             145
Stora Enso Oyj
   7.375% due 05/15/11                                    115             135
TPSA Finance BV
   7.750% due 12/10/08                                    190             201
Tyco International Group SA
   6.375% due 10/15/11                                    600             591
XL Capital Europe PLC
   6.500% due 01/15/12                                    180             199
                                                                 ------------
                                                                       21,707
                                                                 ------------

Mortgage-Backed Securities - 44.3%
Ameriquest Mortgage Securities, Inc. (E)
   Series 2000-2 Class A
   1.610% due 07/15/30                                    160             160
ARC Net Interest Margin Trust (Y)
   Series 2002-5A Class A
   7.750% due 07/27/32                                     41              41
Aurora Loan Services (E)
   Series 2000-2 Class 2A1
   2.020% due 05/25/30                                    214             214
Bank of America Mortgage Securities (Y)
   Series 2002-3 Class 1B4
   6.500% due 03/25/32                                    184             165
   Series 2003-D Class 1A1
   3.428% due 05/25/33                                    165             168
   Series 2003-D Class 1A2
   3.428% due 05/25/33                                     60              59
Cendant Mortgage Corp.
   Series 2002-4 Class A6
   6.500% due 07/25/32                                    280             288
Citicorp Mortgage Securities, Inc. (Y)
   Series 2002-4 Class B4
   6.241% due 03/25/32                                    188             179

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Alternative Loan Trust
   6.750% due 08/25/32                                    286             293
CS First Boston Mortgage Securities Corp. (E)
   Series 2001-S18 Class A2
   1.670% due 08/25/31                                    480             480
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                    585             619
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                    725              78
   Series 2002-22 Class 1AIO
   8.000% due 07/25/32                                    925             103
   Series 2002-22 Class 2AIO
   6.000% due 06/25/32                                  4,250             267
   Series 2002-34 Class 1A1
   7.500% due 12/25/32                                    378             394
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   1.820% due 06/25/26                                    170             171
Fannie Mae
   4.375% due 03/15/13                                    335             338
Fannie Mae Pool
   4.50%                                                  580             585
Fannie Mae Whole Loan
   2.115% due 10/25/42                                    800             800
Federal Home Loan Mortgage Corp. (eth)
   30 Year Gold TBA
   6.50%                                                4,545           4,742
Federal Home Loan Mortgage Corp.
   15 Year TBA
   4.50% (eth)                                          1,610           1,624
   5.00% (eth)                                          2,600           2,680
   30 Year TBA
   6.00% (eth)                                          3,390           3,516
   6.50% (eth)                                          4,870           5,086
   30 Year TBA Gold
   6.00% (eth)                                            785             812
   7.50% (eth)                                            185             197
   6.000% due 2016                                        306             320
   8.500% due 2017                                        200             220
   10.500% due 2017                                        89             102
   10.000% due 2020                                       201             229
   8.500% due 2025                                         93             101
   4.584% due 2027                                        188             193
   8.500% due 2027                                        451             492
   4.197% due 2028                                        144             148
   4.362% due 2028                                        136             140
   6.500% due 2028                                         11              12

 68  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2030                                        470             499
   7.843% due 2030                                         61              63
   8.000% due 2030                                        396             427
   8.000% due 2031                                        187             202
   6.500% due 2032                                        441             461
   7.500% due 2032                                      1,168           1,246
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    239             250
   Series 2001-2302 Class NJ
   6.500% due 11/15/29                                    605             616
   Series 2001-2346 Class PC
   6.500% due 12/15/13                                    120             123
   Series 2002-2432 Class PI
   6.000% due 04/15/23                                    980              22
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2002-42 Class A1
   4.750% due 02/25/42                                    110             110
   Series 2002-50 Class A3
   2.182% due 09/27/07                                    215             215
   Series 2003-54 Class 2AIO (Y)
   0.251% due 02/25/43                                 16,030             130
   Series 2003-54 Class 3AIO (Y)
   0.825% due 02/25/43                                  3,350              87
Federal National Mortgage Association
   15 Year TBA
   4.50%(eth)                                             900             902
   5.00%(eth)                                           1,145           1,177
   5.50% (eth)                                          3,490           3,627
   6.00% (eth)                                          1,025           1,074
   30 Year TBA
   5.50% (eth)                                          5,815           5,948
   6.00% (eth)                                          7,275           7,548
   6.50% (eth)                                          7,195           7,518
   7.00% (eth)                                         15,630          16,515
   10.000% due 2005                                        10              10
   6.000% due 2016                                        157             164
   5.500% due 2017                                      1,886           1,963
   6.000% due 2017                                      5,126           5,374
   6.500% due 2017                                        251             266
   10.000% due 2018                                       141             162
   10.000% due 2024                                       157             179
   4.275% due 2025                                         93              95
   4.432% due 2026                                        631             651
   7.500% due 2027                                        259             277
   7.500% due 2029                                        463             492
   8.000% due 2029                                         82              88
   8.500% due 2029                                          9              10
   7.500% due 2030                                        465             494
   8.500% due 2030                                      1,819           1,959
   9.500% due 2030                                        321             358
   7.500% due 2031                                      2,259           2,407
   8.000% due 2031                                      2,151           2,323

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.500% due 2031                                      1,544           1,660
   6.500% due 2032                                      3,230           3,375
   7.000% due 2032                                        456             485
   7.500% due 2032                                      1,139           1,213
   8.000% due 2032                                        244             263
   6.000% due 2033                                        529             551
   6.500% due 2033                                      1,311           1,370
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  2,452           2,675
   Series 2002-18 Class PG
   5.500% due 06/25/08                                    149             149
   Series 2002-50 Class SC
   6.780% due 12/25/29                                    470              29
   Series 2002-70 Class QD
   5.500% due 06/25/26                                    275             286
   Series 2003-33 Class IA
   6.500% due 05/25/33                                  1,200             161
Federal National Mortgage Association Interest
   Strip
   Series 1997-281 Class 2
   9.000% due 11/01/26                                    161              31
   Series 2000-306 Class IO
   8.000% due 05/01/30                                    274              42
   Series 2001-317 Class 1
   0.000% due 08/01/31                                    322             298
   Series 2001-317 Class 2
   8.000% due 08/01/31                                    322              49
   Series 2002-320 Class 2
   7.000% due 03/01/32                                    161              23
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.620% due 04/25/42                                 10,545             313
   Series 2002-W4 Class A1
   4.500% due 05/25/42                                    220             221
   Series 2002-W6 Class 2AIO
   0.397% due 06/25/42                                  7,722             145
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    400             426
First Nationwide Trust
   Series 2000-2 Class IB3
   7.500% due 12/19/30                                     87              91
   Series 2001-4 Class 3A5
   1.920% due 09/25/31                                    749             750
First Union National Bank Commercial Mortgage
   Series 2002-C1 Class A2
   6.141% due 02/12/34                                     90             100

                                                       Fixed Income III Fund  69

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                    420             477
Freddie Mac (Gold) Pool
   15 Year TBA
   5.00% (eth)                                          2,485           2,552
   30 Year TBA
   5.50% (eth)                                          3,970           4,032
   7.000% due 07/01/32                                    223             235
Freddiemac Strip
   Series 1998-191 Class IO
   8.000% due 01/01/28                                    146              23
   Series 2000-207 Class IO
   7.000% due 04/01/30                                    178              21
   Series 2001-215 Class IO
   8.000% due 06/01/31                                    121              18
Government National Mortgage Association
   30 Year TBA
   6.00% (eth)                                            950             990
   Series 1999-27 Class SE
   7.289% due 08/16/29                                    758              81
   Series 1999-44 Class SA
   7.239% due 12/16/29                                    638              81
   Series 2000-29 Class S
   7.180% due 09/20/30                                    404              34
   Series 2002-27 Class SA
   6.689% due 05/16/32                                    608              50
   Series 2002-61 Class BA
   4.648% due 03/16/26                                    160             165
   Series 2002-62 Class B
   4.763% due 01/16/25                                    160             166
   Series 2003-5 Class B
   4.486% due 10/16/25                                    160             163
Government National Mortgage Association I
   30 Year TBA
   5.50% (eth)                                          1,650           1,701
   6.00% (eth)                                            650             679
   6.50% (eth)                                          1,155           1,213
   10.500% due 2016                                        71              82
   11.000% due 2020                                       153             177
   10.000% due 2022                                       143             163
   7.500% due 2024                                        110             118
   6.500% due 2028                                        485             509
   6.500% due 2029                                         21              22
   6.500% due 2032                                      1,266           1,331
   7.500% due 2032                                        342             364
Government National Mortgage Association II (E)
   5.625% due 2023                                        218             223
   5.750% due 2023                                         89              90

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.625% due 2024                                        588             601
   5.750% due 2024                                        641             655
   5.375% due 2025                                        745             762
   5.750% due 2025                                         19              19
   5.625% due 2026                                        323             330
   5.375% due 2027                                        515             524
   5.625% due 2027                                         50              52
   5.750% due 2027                                        464             474
   5.375% due 2028                                         20              20
   4.500% due 2030                                      1,180           1,202
GSAMP Trust (Y)
   Series 2002-WFN Class NOTE
   8.250% due 10/20/32                                     95              94
Impac Secured Assets CMN Owner Trust
   Series 2001-4 Class A3
   6.380% due 04/25/24                                     39              39
MASTR Alternative Loans Trust
   7.000% due 12/25/32                                    405             422
Merrill Lynch Mortgage Trust (Y)
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    185             144
Morgan Stanley Dean Witter Capital I (Y)
   Series 2001-NC3N Class N
   12.750% due 10/25/31                                    28              28
Novastar Caps Trust (Y)
   Series 2002-C1 Class A
   7.150% due 09/25/31                                     74              74
Option One Mortgage Securities Corp. NIM Trust
   (Y)
   Series 2002-2A Class CFTS
   8.830% due 06/26/32                                    122             121
PNC Mortgage Securities Corp. (Y)
   Series 2000-4 Class CB2
   6.820% due 06/25/30                                    166             169
   Series 2000-4 Class CB3
   6.820% due 06/25/30                                     92              94
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  1,589             104
Salomon Brothers Mortgage Securities VII
   Series 1994-16 Class A
   6.283% due 08/25/24                                     66              66

 70  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1999-C1 Class J (Y)
   7.000% due 05/18/32                                    140             107
   Series 1999-NC3 Class A
   1.670% due 07/25/29                                     17              16
   Series 1999-NC4 Class A
   1.720% due 09/25/29                                    122             122
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    260             278
   Series 2002-1 Class 2IO
   0.248% due 08/15/31                                 22,704             294
Wachovia Bank Commercial Mortgage Trust
   4.566% due 04/15/35                                    420             428
   Series 2002-C1 Class H (Y)
   6.290% due 04/15/34                                    110             101
   Series 2002-C1 Class J (Y)
   6.290% due 04/15/34                                     70              62
Washington Mutual (E)
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                    281             284
   Series 2003-S1 Class A1
   5.000% due 04/25/33                                    342             354
Washington Mutual Mortgage Securities Corp.
   Series 2001-2 Class B3
   7.222% due 01/25/31                                    167             170
                                                                 ------------
                                                                      130,724
                                                                 ------------

Municipal Bonds - 0.4%
Clark County Nevada General Obligation Limited,
   weekly demand (u)
   5.000% due 06/01/32                                  1,000           1,022
Forsyth Montana Revenue Bonds
   5.200% due 05/01/33                                     95              95
Long Island Power Authority Revenue Bonds
   5.000% due 06/01/08                                    150             162
                                                                 ------------
                                                                        1,279
                                                                 ------------

United States Government Agencies - 0.9%
Federal Home Loan Bank
   2.500% due 03/15/06                                    490             495
Federal Home Loan Mortgage Corp.
   2.750% due 03/15/08                                    300             297
Federal National Mortgage Association
   7.125% due 06/15/10                                    400             484

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financing Corp. STRIP Principal
   0.000% due 12/06/18                                    440             191
   0.000% due 12/27/18                                  1,645             713
   0.000% due 04/05/19                                    475             202
   0.000% due 09/26/19                                    535             220
                                                                 ------------
                                                                        2,602
                                                                 ------------

United States Government Treasuries - 11.9%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (s)                                924           1,007
   3.625% due 01/15/08                                    714             789
   3.875% due 01/15/09                                  1,339           1,505
   3.000% due 07/15/12                                    132             142
   3.875% due 04/15/29                                  5,122           6,209
   3.375% due 04/15/32                                    217             248
United States Treasury Note
   7.875% due 11/15/04                                    645             709
   1.500% due 02/28/05                                  1,015           1,016
   6.750% due 05/15/05                                    450             497
   4.625% due 05/15/06                                  3,830           4,126
   3.500% due 11/15/06                                  1,500           1,564
   4.375% due 05/15/07                                    140             150
   3.000% due 02/15/08                                    120             121
   6.500% due 02/15/10                                  3,400           4,049
   5.000% due 02/15/11                                    485             532
   3.875% due 02/15/13                                  1,220           1,222
   8.750% due 05/15/17                                    525             763
   8.125% due 08/15/19                                  3,350           4,700
   6.000% due 02/15/26                                  2,235           2,582
   5.375% due 02/15/31                                  1,430           1,560
United States Treasury Note/Bond
   1.625% due 04/30/05                                  1,260           1,263
United States Treasury STRIP Principal
   0.000% due 11/15/09                                    630             494
                                                                 ------------
                                                                       35,248
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $263,321)                                                       272,212
                                                                 ------------

                                                       Fixed Income III Fund  71

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 0.5%
Financial Services - 0.5%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional (Y)          192           1,559
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,365)                                                           1,559
                                                                 ------------

PREFERRED STOCKS - 0.3%
Financial Services - 0.3%
Centaur Funding Corp.                                     685             801
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $690)                                                               801
                                                                 ------------

SHORT-TERM INVESTMENTS - 31.6%
Bundesschatzanweisungen
   4.250% due 06/13/03                                  1,400           1,565
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper
   1.250% due 05/28/03                                  1,700           1,698
   1.230% due 07/23/03                                    300             299
DaimlerChrysler NA Holding Corp. (E)
   Series MTNC
   1.570% due 08/21/03                                  2,100           2,099
Danske Corp. Commercial Paper (c)(y)
   1.220% due 07/10/03                                  2,900           2,891
   1.240% due 07/28/03                                    300             299
Deutsche Bundesrepublik
   6.000% due 09/15/03                                  2,360           2,667
Fairfax Financial Holdings, Ltd.
   7.750% due 12/15/03                                    430             428
Federal Home Loan Mortgage Corp.
   3.250% due 01/15/04                                    840             852
First Security Corp.
   5.875% due 11/01/03                                  3,000           3,067
Ford Motor Credit Co. (E)
   1.806% due 06/23/03                                  1,500           1,499
Frank Russell Investment Company Money Market
   Fund, due on demand (c)                             64,808          64,808
Freddie Mac Discount Notes
   0.000% due 08/11/03                                    200             199
French Treasury Note BTAN
   4.500% due 07/12/03                                  1,620           1,814
HBOS Treasury Services PLC Commercial Paper (E)
   1.260% due 05/07/03                                  1,000           1,000
   1.260% due 05/13/03                                  2,000           1,999
   1.240% due 07/02/03                                    200             199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Honda Auto Receivables Owner Trust Series 2002-1
   Class A2
   2.550% due 04/15/04                                     45              45
Lloyds Bank PLC
   1.250% due 05/27/03                                  1,300           1,299
   1.230% due 07/29/03                                    300             299
Morgan Stanley
   5.625% due 01/20/04                                    575             592
Nisource Finance Corp.
   7.500% due 11/15/03                                    120             124
PSEG Energy Holdings, Inc.
   9.125% due 02/10/04                                    105             109
Royal Bank of Scotland Commercial Paper (c)(y)
   1.230% due 08/06/03                                  1,700           1,694
Svenska Handlsbn (c)(y)
   1.240% due 07/02/03                                    500             499
UBS Finance, Inc. Yrs 3&4 Commercial Paper
   (c)(y)
   1.240% due 05/21/03                                    500             500
United States Treasury Bill (c)(y)
   1.180% due 05/15/03 (s)                                250             250
   1.170% due 09/25/03                                    500             498
   1.090% due 10/02/03                                     25              25
   1.100% due 10/02/03                                    150             149
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $93,112)                                                         93,466
                                                                 ------------

WARRANTS - 0.0%
International Debt - 0.0%
Mexico Government International
   Bond 2003 Warrants (AE)                                715               2
                                                                 ------------

 72  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Materials and Processing - 0.0%
Solutia, Inc.
   2009 Warrants (AE)(Y)                                   --              --
                                                                 ------------

TOTAL WARRANTS
(cost $41)                                                                  2
                                                                 ------------

TOTAL INVESTMENTS - 124.6%
(identified cost $358,529)                                            368,040

OTHER ASSETS AND LIABILITIES
NET - (24.6%)                                                         (72,615)
                                                                 ------------

NET ASSETS - 100.0%                                                   295,425
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Long Positions
Euribor Futures (UK)
   expiration date 06/03 (1)                              244                2
   expiration date 09/03 (5)                            1,222                3
   expiration date 03/04 (2)                              488               (1)

Eurodollar Futures
   expiration date 03/04 (4)                              985                5
   expiration date 06/04 (3)                              737                2
   expiration date 09/04 (4)                              979                1
   expiration date 12/04 (7)                            1,706                2
   expiration date 03/05 (4)                              972                1
Three Month LIBOR Futures (UK)
   expiration date 12/03 (2)                              241               (1)
   expiration date 03/04 (2)                              241               (1)
United States Treasury 2 Year Notes
   expiration date 06/03 (39)                           8,420               36
United States Treasury 10 Year Notes
   expiration date 06/03 (45)                           5,181                9

Short Positions
Euribor Futures
   expiration date 12/03 (6)                                1                6

Eurodollar Futures
   expiration date 06/03 (3)                              741               (7)
   expiration date 09/03 (3)                              741              (10)
   expiration date 12/03 (3)                              740              (12)
   expiration date 03/04 (3)                              739              (13)

10 Year Interest Rate SWAP Futures
   expiration date 06/03 (46)                           5,243               18

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $

United States Treasury Bonds
   expiration date 06/03 (30)                           3,421                4

United States Treasury 2 Year Notes
   expiration date 06/03 (23)                           4,966              (25)

United States Treasury 5 Year Notes
   expiration date 06/03 (215)                         24,456             (116)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  (97)
                                                                  ============


OPTIONS WRITTEN                                    NOTIONAL          MARKET
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Eurodollar Futures
   Jun 2003 98.75 Call (31)                                78               (8)
   Jun 2003 97.50 Put (15)                                 38               --
   Jun 2003 98.00 Put (6)                                  15               --

Three Month LIBOR Swap
   Oct 2004 6.00 Call (1)                                 700              (67)
   Oct 2004 5.97 Call (1)                               3,000             (285)
   Oct 2004 6.00 Put (1)                                  700               (9)
   Oct 2004 5.97 Put (1)                                3,000              (35)
                                                                  ------------
Total Liability for Options Written
(premiums received $317)                                                  (404)
                                                                  ============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           3,676   USD            3,946    05/15/03               (154)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund  73

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns             530   plus 0.35%                   04/30/03                    32

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns             700   plus 0.75%                   06/30/03                    42

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns           1,310   plus 0.575%                  08/31/03                    79

Bear Stearns High Yield                                         1 Month USD LIBOR-
Total Return Index               Bear Stearns           1,790   plus 0.10%                   09/30/03                   109

Lehman Brothers CMBS ERISA                                      1 Month USD LIBOR
Eligible Total Return Index      Lehman Brothers          940   minus 0.35%                  04/30/03                    11

Lehman Brothers CMBS ERISA                                      1 Month USD LIBOR
Eligible Total Return Index      Bear Stearns             550   minus 0.45%                  06/30/03                     6

Lehman Brothers CMBS ERISA                                      1 Month USD LIBOR
Eligible Total Return Index      Lehman Brothers        1,180   minus 0.33%                  07/31/03                    14

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers          450   plus 0.65%                   06/30/03                    30

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers          930   plus 0.75%                   08/31/03                    63

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers          800   plus 0.05%                   11/30/03                    54

Lehman Brothers High Yield                                      1 Month USD LIBOR-
Total Return Index               Lehman Brothers          800   plus 0.75%                   12/31/03                    55
                                                                                                           ----------------
                                                                                                                        495
                                                                                                           ================

INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------------------------------
         NOTIONAL                                                                                          MARKET
          AMOUNT                                                                     TERMINATION           VALUE
            $                       FUND RECEIVES                FUND PAYS               DATE                $
--------------------------   ----------------------------   --------------------   ----------------   ----------------
USD                    300   6.000%                         Six Month LIBOR            06/18/03                    (39)
GBP                  2,000   4.000%                         Six Month LIBOR            03/17/05                      6
                                                                                                      ----------------

Total Market Value of Interest Rate Swaps premiums paid
   (received) - ($8)                                                                                               (33)
                                                                                                      ================

See accompanying notes which are an integral part of the financial statements.

 74  Fixed Income III Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 84.8%
Argentina - 0.5%
BBVA Banco Frances SA - ADR (AE)                            8              46
Central Costanera SA (AE)                                 437             453
IRSA Inversiones y Representaciones SA (AE)               390             372
IRSA Inversiones y Representaciones SA - GDR
   (AE)                                                     3              28
Perez Companc SA - ADR (AE)                                11              84
Perez Companc SA Class B (AE)                             509             373
Telecom Argentina SA - ADR (AE)                            20             111
                                                                 ------------
                                                                        1,467
                                                                 ------------

Brazil - 2.1%
Banco Bradesco SA - ADR                                    25             519
Brasil Telecom Participacoes SA                        18,348              99
Brasil Telecom Participacoes SA ADR                        13             172
Brasil Telecom Participacoes SA - ADR                      33           1,172
Brasil Telecom SA                                         212               1
Centrais Eletricas Brasileiras SA                      95,313             740
Cia Siderurgica Nacional SA                             3,591              72
Cia Vale do Rio Doce - ADR                                 12             336
Empresa Brasileira de Aeronautica SA                       20              59
Gerdau SA - ADR                                            42             511
Itausa Investimentos Itau S.A. Rights (AE)(Y)               8               2
Petroleo Brasileiro SA - Petrobras - ADR                   91           1,682
Souza Cruz SA                                             128             799
Tele Norte Leste (Y)                                      162              --
Tele Norte Leste Participacoes SA                       8,913              70
Votorantim Celulose e Papel SA - VCP - ADR                  9             173
                                                                 ------------
                                                                        6,407
                                                                 ------------

Chile - 1.3%
Banco Santiago SA Class R - ADR (AE)                       68           1,481
Cia de Telecomunicaciones de Chile SA - ADR (AE)           39             448
Coca-Cola Embonor SA - ADR (AE)                           109             301
Distribucion y Servicio D&S SA - ADR                       72             753
Embotelladora Andina SA Class B - ADR                      54             436
Empresa Nacional de Electricidad SA/Chile - ADR
   (AE)                                                    20             179
Quinenco SA Class R - ADR                                  47             275
                                                                 ------------
                                                                        3,873
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

China - 3.0%
Byd Co., Ltd. Class H                                     286             567
China Oilfield Services, Ltd. Class H                   1,586             336
China Petroleum & Chemical Corp. Class H                7,308           1,443
China Shipping Development Co., Ltd. Class H              922             236
China Southern Airlines Co., Ltd. Class H               1,062             227
China Telecom Corp., Ltd. Class H                       1,432             275
Huaneng Power International, Inc. Class H                 192             182
Jiangsu Express Class H                                 1,628             548
Legend Group, Ltd.                                      1,044             294
PetroChina Co., Ltd. Class H                            5,234           1,195
Shandong International Power Development Co.,
   Ltd. Class H                                           750             163
Sinopec Beijing Yanhua Petrochemical Co., Ltd.
   Class H                                              2,350             256
Sinopec Shanghai Petrochemical Co., Ltd. Class H
   (AE)                                                 6,696           1,039
Sinotrans, Ltd. Class H (AE)                            1,411             349
Travelsky Technology, Ltd. Class H                        489             293
Yanzhou Coal Mining Co., Ltd. Class H                   1,936             707
Zhejiang Expressway Co., Ltd. Class H                   2,638           1,006
                                                                 ------------
                                                                        9,116
                                                                 ------------

Croatia - 0.4%
Pliva D.D. - GDR                                           92           1,258
                                                                 ------------

Czech Republic - 0.4%
CEZ                                                       105             393
Komercni Banka AS                                          11             799
                                                                 ------------
                                                                        1,192
                                                                 ------------

Ecuador - 0.2%
La Cemento Nacional Ecuador - GDR (144A) (Y)               11              77
La Cemento Nacional Ecuador - GDR (Y)                      72             529
                                                                 ------------
                                                                          606
                                                                 ------------

Egypt - 0.3%
Mobinil-Eqyptian Mobile Netork                             50             398
Orascom Construction Industries                            74             508
                                                                 ------------
                                                                          906
                                                                 ------------

                                                       Emerging Markets Fund  75

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Estonia - 0.1%
Eesti Telekom - GDR                                        16             315
Hansabank, Ltd.                                             5              96
                                                                 ------------
                                                                          411
                                                                 ------------

Ghana - 0.3%
Ashanti Goldfields Co., Ltd. - GDR (AE)                   140             741
                                                                 ------------

Greece - 0.1%
Attica Enterprise Holding SA                              124             310
                                                                 ------------

Hong Kong - 2.3%
China Eastern Airlines Corp., Ltd. (AE)                   654              65
China Insurance International Holdings Co., Ltd.          258             127
China Merchants Holdings International Co., Ltd.          348             274
China Mobile, Ltd.                                      1,404           2,817
China Overseas Land & Investment, Ltd.                  1,431             116
China Pharmaceutical ENT                                  420             117
China Resources Enterprise                                369             293
Citic Pacific, Ltd. (AE)                                  139             236
CNOOC, Ltd.                                             1,093           1,436
Cosco Pacific, Ltd.                                       354             300
Denway Motors, Ltd.                                       951             317
Giordano International, Ltd.                              828             223
Global Bio-Chem Technology Group Co., Ltd.                400              97
TCL International Holdings, Ltd.                          224              42
Texwinca Holdings, Ltd.                                   420             323
Wah Sang Gas Holdings, Ltd.                               980             107
                                                                 ------------
                                                                        6,890
                                                                 ------------

Hungary - 1.4%
Egis Rt.                                                    5             169
Gedeon Richter Rt.                                          6             427
Gedeon Richter Rt. - GDR                                    6             451
Matav Rt.                                                  50             196
Matav Rt. - ADR                                            35             679
Mol Magyar Olaj- es Gazipari Rt.                           20             522
Mol Magyar Olaj- es Gazipari Rt. - GDR                     30             766
OTP Bank Rt.                                               66             711
OTP Bank Rt. - GDR                                         22             470
                                                                 ------------
                                                                        4,391
                                                                 ------------
India - 4.7%
Bajaj Auto, Ltd. - GDR                                     83             842

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BSES, Ltd. - GDR (144A)                                    27             385
Dr. Reddy's Laboratories, Ltd. - ADR                       35             656
GAIL Industriesia, Ltd. - GDR                              54             520
Genesis India Investment Co. (AE)(Y)                      363           3,020
HDFC Bank, Ltd. - ADR                                      48             791
Hindalco Industries, Ltd. - GDR                            59             750
ICICI Bank, Ltd. - ADR (AE)                               227           1,197
Indo Gulf Fertilizer Ltd. (Y)                             142              65
InfoSystem Technologies, Ltd. - ADR                        36           1,467
InfoSystem Technologies, Ltd. 2004 Warrants
   (AE)(Y)                                                  3             199
ITC, Ltd. - GDR                                             6              80
Mahanagar Telephone Nigam - ADR                            29             113
Ranbaxy Laboratories, Ltd. - GDR (144A)                     8             125
Ranbaxy Laboratories, Ltd. - GDR                           76           1,183
Reliance Industries, Ltd. - GDR (144A)                    148           1,698
Satyam Computer Services, Ltd. - ADR                       31             236
State Bank of India, Ltd. - GDR                            60             900
Wipro, Ltd. - ADR                                           2              40
                                                                 ------------
                                                                       14,267
                                                                 ------------

Indonesia - 2.6%
Astra International Tbk PT (AE)                         1,212             423
Bank Central Asia Tbk PT                                5,217           1,459
Gudang Garam Tbk PT                                       285             284
Matahari Putra Prima Tbk PT (AE)                        2,967             180
Ramayana Lestari Sentosa Tbk PT                         1,247             377
Semen Gresik Persero Tbk PT                               352             312
Telekomunikasi Indonesia Tbk PT                         9,691           4,581
Telekomunikasi Indonesia Tbk PT - ADR                      33             302
                                                                 ------------
                                                                        7,918
                                                                 ------------

Israel - 2.6%
Bank Hapoalim, Ltd. (AE)                                  755           1,307
Bank Leumi Le-Israel (AE)                                 711             870
Bezeq Israeli Telecommunication Corp., Ltd. (AE)           90             103
Check Point Software Technologies (AE)                     89           1,406
Israel Chemicals, Ltd.                                    715             847
Koor Industries, Ltd. (AE)                                  1              15
Orbotech, Ltd. (AE)                                        32             439
Partner Communications - ADR (AE)                         101             452
Scitex Corp., Ltd. Class D (AE)                           159             277
Super-Sol, Ltd.                                            13              25
Teva Pharmaceutical Industries - ADR                       47           2,217
                                                                 ------------
                                                                        7,958
                                                                 ------------

 76  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jordan - 0.1%
Arab Bank PLC                                               1             390
                                                                 ------------

Luxembourg - 1.6%
F&C Emerging Markets, Ltd. - Taiwan Investment
   Co. Class A (AE)                                       110             751
F&C Indian Investment Co. SICAV (AE)                      216             808
Formosa Chemicals & Fibre Co. 2005 Warrants
   (AE)(Y)                                                354             341
InfoSystem Technologies, Ltd. 2006 Warrants
   (AE)(Y)                                                  1              59
Millicom International Cellular SA (AE)                     7              65
Quilmes Industrial SA Class A$ (AE)                       571             168
Quilmes Industrial SA - ADR                                18             179
Taiwan Semiconductor Manufacturing Co., Ltd.
   2004 Warrants (AE)(Y)                                  237             493
Taiwan Semiconductor Manufacturing Co., Ltd.
   2006 Warrants (AE)(Y)                                  637             874
Tenaris SA (AE)                                           320             745
Tenaris SA - ADR (AE)                                      16             366
                                                                 ------------
                                                                        4,849
                                                                 ------------

Malaysia - 3.7%
Berjaya Sports Toto BHD                                   339             280
British American Tobacco Malaysia BHD                      52             524
Gamuda BHD                                                300             411
Genting BHD                                               287             905
Hong Leong Bank BHD                                       446             481
IOI Corp. BHD                                             164             218
Lam Soon Huat Development                                 196             299
Magnum Corp. BHD                                        1,463             913
Malakoff BHD                                            1,013           1,146
Malayan Banking Bhd                                       225             468
Maxis Communications BHD                                  457             632
OYL Industries BHD                                         69             422
Public Bank Berhad (Alien Market)                       1,868           1,180
Resorts World BHD                                         493           1,083
Road Builder M Holdings BHD                               708             557
Sime Darby BHD                                            219             288
SP Setia Bhd                                              608             347
TAN Chong Motor Holdings BHD                              908             258
Tanjong PLC                                               189             466
UMW Holdings Bhd                                          262             514
                                                                 ------------
                                                                       11,392
                                                                 ------------

Mexico - 9.4%
Alfa SA de CV Class A                                     191             326
America Movil SA de CV Class L - ADR                      243           4,067

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cemex SA de CV                                            533           2,415
Cemex SA de CV - ADR                                       42             950
Coca-Cola Femsa SA - ADR                                   49           1,037
Controladora Comercial Mexicana SA de CV                  462             281
Corp Durango SA de CV - ADR (AE)                           17               3
Cydsa SA de CV (AE)                                       186              25
Fomento Economico Mexicano SA de CV                        76             285
Fomento Economico Mexicano SA de CV - ADR                  27           1,036
Grupo Aeroportuario del Sureste SA de CV - ADR             20             259
Grupo Financiero Banorte SA de CV Class O                 670           1,864
Grupo Financiero BBVA Bancomer Class B (AE)             3,387           2,945
Grupo Mexico SA de CV Series B (AE)                        97             121
Grupo Modelo SA Series C                                  463           1,034
Grupo Televisa SA - ADR (AE)                               79           2,390
Hylsamex SA de CV Class B (AE)                            230             111
Kimberly-Clark de Mexico SA de CV Class A                 209             514
Telefonos de Mexico SA de CV - ADR                        214           6,472
TV Azteca SA de CV - ADR                                   14              80
Wal-Mart de Mexico SA de CV Series C                      220             560
Wal-Mart de Mexico SA de CV Series V                      679           1,880
                                                                 ------------
                                                                       28,655
                                                                 ------------

Peru - 0.3%
Cia de Minas Buenaventura SA - ADR                         32             859
                                                                 ------------

Philippines - 0.6%
Ayala Land, Inc.                                        7,050             672
Bank of the Philippine Islands                            359             250
Equitable PCI Bank (AE)                                   257             117
Manila Electric Co. Class B (AE)                        1,425             278
Metropolitan Bank & Trust (AE)                            748             414
SM Prime Holdings                                       1,500             140
                                                                 ------------
                                                                        1,871
                                                                 ------------

Poland - 1.0%
Bank Pekao SA                                              21             464
Bank Zachodni WBK SA                                        4              64
Computerland Poland SA (AE)                                 2              54
Polski Koncern Naftowy Orlen                              130             613
Polski Koncern Naftowy Orlen - GDR                         34             318
Prokom Software - GDR 144A+                                 7             108

                                                       Emerging Markets Fund  77

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telekomunikacja Polska SA                                 122             413
Telekomunikacja Polska SA - GDR (AE)                      315           1,049
                                                                 ------------
                                                                        3,083
                                                                 ------------

Russia - 4.8%
Gazprom - ADR                                              10             150
LUKOIL - ADR                                               89           6,095
LUKOIL Class A - ADR (144A)                                 2             124
MMC Norilsk Nickel - ADR                                   44           1,035
Mobile TeleSystems - ADR (AE)                              33           1,570
OAO Gazprom - ADR                                          52             814
Sberbank RF                                                 1             210
Sibneft - ADR                                               6             149
Surgutneftegaz - ADR                                       18             358
Unified Energy System - ADR                                11             171
Unified Energy System - GDR                                 6              94
Vimpel-Communications - ADR (AE)                           17             692
Wimm-Bill-Dann Foods OJSC - ADR (AE)                       11             193
YUKOS - ADR                                                16           2,826
                                                                 ------------
                                                                       14,481
                                                                 ------------

Singapore - 0.0%
Golden Agri-Resources, Ltd. (AE)                          814              69
                                                                 ------------

South Africa - 7.1%
ABSA Group, Ltd.                                          555           2,431
Aeci, Ltd.                                                437           1,270
African Bank Investments, Ltd.                            303             229
Alexander Forbes, Ltd.                                    300             412
Anglo American Platinum Corp., Ltd.                        10             268
Anglogold, Ltd.                                            24             696
Anglovaal Industries, Ltd.                                110             199
Barloworld, Ltd.                                           40             274
FirstRand, Ltd.                                           441             430
Gencor, Ltd.                                              106             460
Gold Fields, Ltd.                                          74             752
Harmony Gold Mining Co., Ltd.                              41             436
Impala Platinum Holdings, Ltd.                             21           1,039
Imperial Holdings, Ltd.                                    28             187
Kumba Resources, Ltd.                                      79             265
MTN Group, Ltd. (AE)                                      599           1,005
Murray & Roberts Holdings, Ltd.                           210             303
Nedcor, Ltd.                                               82           1,108
New Clicks Holdings, Ltd.                                 461             342
Pick'n Pay Stores, Ltd.                                   181             324
Primedia, Ltd.                                             88              50
Primedia, Ltd.                                            468             241
Remgro, Ltd.                                               37             266
Sanlam, Ltd.                                            1,055             874

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sappi, Ltd.                                               195           2,404
Sasol, Ltd.                                               276           2,992
Shoprite Holdings, Ltd.                                   350             269
Standard Bank Group, Ltd.                                 206             826
Telkom SA, Ltd. (AE)                                      130             563
Tongaat-Hulett Group, Ltd.                                103             437
Venfin, Ltd. (AE)                                         173             353
                                                                 ------------
                                                                       21,705
                                                                 ------------

South Korea - 16.4%
Amorepacific Corp.                                         10             910
CJ Home Shopping                                            9             417
Daeduck Electronics Co.                                    31             219
Daelim Industrial Co.                                      43             701
Hana Bank                                                 109             937
Hanwha Chem Corp. (AE)                                     63             194
Hite Brewery Co., Ltd.                                     11             528
Honam Petrochemical Corp.                                   8             199
Hyundai Development Co.                                    55             352
Hyundai Mobis                                              75           1,493
Hyundai Motor Co.                                          93           2,201
Hyundai Securities Co. (AE)                                 7              27
Kookmin Bank                                              207           5,802
Kookmin Bank - ADR                                          2              47
Kookmin Credit Card Co., Ltd.                              11             122
KorAm Bank                                                 74             482
Korea Electric Power Corp.                                 70           1,178
KT Corp.                                                   20             831
KT Corp. - ADR                                             45             903
KT Freetel (AE)                                            44             974
KT&G Corp.                                                 45             692
KT&G Corp. - GDR (144A)                                    34             255
Kumgang Korea Chemical Co., Ltd.                            3             255
Kumgang Korea Chemical Co., Ltd. - GDR (144A)
   (AE)                                                    10             167
LG Chem, Ltd.                                              29             961
LG Electronics, Inc.                                       22             767
LG Engineering & Construction Corp.                        38             553
LG Household & Health Care, Ltd.                           16             371
LG Petrochemical Co., Ltd.                                 24             345
Lotte Chilsung Beverage Co., Ltd.                           1             342
Lotte Confectionery Co., Ltd.                               3           1,125
NCSoft Corp.                                                3             230
NHM Corp.                                                   3             226
POSCO                                                      35           2,989
POSCO Class R - ADR                                        10             214
S-Oil Corp.                                                34             555
S1 Corp.                                                   46             852
Samsung Electro-Mechanics Co., Ltd.                         2              62
Samsung Electronics Co., Ltd.                              43          10,809

 78  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Samsung Electronics Co., Ltd. - GDR (144A)                 11             657
Samsung Fire & Marine Insurance Co., Ltd. (AE)             45           2,229
Samsung SDI Co., Ltd.                                       5             332
Samsung Securities Co., Ltd. (AE)                          16             329
Seoul City Gas Co., Ltd.                                   17             231
Shinhan Financial Group Co., Ltd.                         220           2,172
Shinsegae Co., Ltd.                                         6             724
SK Telecom Co., Ltd.                                       17           2,316
Tae Young Corp.                                            11             338
                                                                 ------------
                                                                       49,615
                                                                 ------------

Switzerland - 0.0%
Compagnie Financiere Richemont AG - ADR                    68             100
                                                                 ------------
Taiwan - 7.2%
Accton Technology Corp. (AE)                              263             177
Acer, Inc. - GDR                                          139             632
Advanced Semiconductor Engineering, Inc. (AE)             974             503
Advantech Co., Ltd.                                        79             139
Ambit MicroSystems Corp.                                  176             502
Asia Cement Corp. - GDR (144A) (AE)                       190             601
Basso Industry Corp.                                      117             190
Benq Corp.                                                106             108
Cathay Financial Holding Co., Ltd.                        321             358
China Development Financial Holding Corp. (AE)             37              13
Chinatrust Financial Holding Co. (AE)                   2,428           1,894
Chunghwa Telecom Co., Ltd.                                171             253
Compal Electronics, Inc.                                1,334           1,439
Compal Electronics, Inc. - GDR                             75             404
Delta Electronics, Inc.                                   456             504
Evergreen Marine Corp.                                    288             176
Faraday Technology Corp. (AE)                             213             436
Formosa Chemicals & Fibre Co.                             337             325
Formosa Plastics Corp.                                  1,068           1,317
Fubon Financial Holding Co., Ltd.                       1,005             686
Gigabyte Technology Co., Ltd.                             425             634
HON HAI Precision Industry - GDR                           42             274
HON HAI Precision Industry                                451           1,411
International Bank of Taipei                              427             175
Mega Financial Holding Co., Ltd. (AE)                     256             114
Nan Ya Plastic Corp.                                      809             701
Phoenixtec Power Co., Ltd.                                611             469
Quanta Computer, Inc.                                     222             388
Realtek Semiconductor Corp.                                56             106
Realtek Semiconductor Corp. - GDR                          11              82
Ritek Corp.                                               925             385

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Siliconware Precision Industries Co. (AE)                 352             167
Sinopac Holdings Co. (AE)                                 773             241
Sunplus Technology Co., Ltd.                              190             195
Taishin Financial Holdings Co., Ltd. (AE)                 468             212
Taiwan Semiconductor Manufacturing Co., Ltd.
   (AE)                                                 2,449           3,358
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (AE)                                                90             749
Test-Rite International Co.                               257             160
United Microelectronics Corp. (AE)                        950             545
Via Technologies, Inc. (AE)                               147             169
Wan Hai Lines, Ltd.                                       405             328
Winbond Electronics Corp. (AE)                            726             248
Yageo Corp. (AE)                                          405              78
Yuanta Co.re Pacific Securities Co.                       253             109
                                                                 ------------
                                                                       21,955
                                                                 ------------

Thailand - 3.7%
Advanced Info Service PCL                                 458             481
Advanced Info Service PCL                                 759             796
Bangkok Bank Pcl                                          310             380
Bangkok Bank Pcl (AE)                                     247             346
BEC World PLC                                             127             610
Delta Electronics Thai PCL                                170             113
Electricity Generating PCL                                103              99
Kasikornbank PCL (AE)                                     349             258
Kasikornbank PCL (AE)                                   1,108             937
Land & House Pub Co., Ltd.                              3,416             614
Land & House Pub Co., Ltd.                              1,040             180
National Petrochemical                                    594             693
PTT Exploration & Production PCL                          308             804
PTT PCL                                                 1,757           1,927
Siam Cement PCL                                           233             658
Siam Cement PCL                                           141             398
Siam Commercial Bank PCL (AE)                             605             483
Siam Commercial Bank PCL (AE)                           1,807           1,444
Thai Union Frozen Products PCL                            113              55
                                                                 ------------
                                                                       11,276
                                                                 ------------

Turkey - 2.3%
Akbank TAS                                            278,256             986
Anadolu Efes Biracilik Ve Malt Sanayii AS              56,203           1,122
Brisa Bridgestone Sabanci                              12,650             359
Ford Otomotive Sanayii AS (AE)                         61,000             701
Hurriyet Gazeteci (AE)                                 60,730             138
KOC Holding AS                                         22,193             224
Migros Turk TAS                                        72,350             638

                                                       Emerging Markets Fund  79

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sabanci Holding                                        74,413             168
Tupras Turkiye Petrol Rafine                          146,685           1,021
Turkcell Iletisim Hizmet AS                            60,531             363
Turkiye Garanti Bankasi AS (AE)                       187,626             226
Turkiye IS Bankasi (AE)                               140,266             432
Vestel Elektronik Sanayi (AE)                         250,000             599
                                                                 ------------
                                                                        6,977
                                                                 ------------

United Kingdom - 3.8%
Anglo American PLC (AE)                                   354           5,132
Anglo American PLC (AE)                                    81           1,165
Antofagasta PLC                                           184           1,854
Dimension Data Holdings PLC (AE)                          506             131
Genesis Smaller Companies Fund (AE)(Y)                    124           1,929
Old Mutual PLC                                            996           1,462
Old Mutual PLC                                              2               3
                                                                 ------------
                                                                       11,676
                                                                 ------------

United States - 0.4%
Panamerican Beverages, Inc. Class A                        43             942
Pepsi International Africa (Y)                             --               1
Public Bank of Berhad (AE)                                822             476
                                                                 ------------
                                                                        1,419
                                                                 ------------

Venezuela - 0.0%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR                                              7              74
Siderurgica Venezolana "Sivensa" SACA                   1,306               4
                                                                 ------------
                                                                           78
                                                                 ------------

Zimbabwe - 0.1%
Delta Corp., Ltd.                                       1,020             295
OK Zimbabwe                                             5,664              34
                                                                 ------------
                                                                          329
                                                                 ------------

TOTAL COMMON STOCKS
(cost $255,669)                                                       258,490
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.7%
(Number of Contracts)
Brazil - 0.1%
Bovespa Index Futures
   Jun 2003 12,374 Call (195)                           2,509             196
                                                                 ------------

South Korea - 0.6%
Kospi 200 Index Futures
   Jun 2003 58.379 Call (87)                            1,017           1,010
Kospi 200 Index Future
   Jun 2003 61.753 Call (40)                            2,090             409
Kospi 200 Index Futures
   Jun 2003 63.623 Call (20)                              524             189
                                                                 ------------
                                                                        1,608
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1,276)                                                           1,804
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
PREFERRED STOCKS - 6.3%
Brazil - 6.1%
Aracruz Celulose SA - ADR                                   5             101
Banco Bradesco SA                                     389,648           1,607
Banco Itau Holding Financeira SA                       13,830             925
Brasil Telecom Participacoes SA                        34,043             242
Celular CRT Participacoes SA                            2,501             309
Centrais Eletricas Brasileiras SA                      27,666             238
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR                                            48             695
Cia de Bebidas das Americas                             2,622             530
Cia de Bebidas das Americas - ADR                          81           1,616
Cia de Tecidos do Norte de Minas - Coteminas            6,342             433
Cia Energetica de Minas Gerais                         15,595             166
Cia Paranaense de Energia                              81,569             270
Cia Vale do Rio Doce                                       13             344
Cia Vale do Rio Doce - ADR                                 41           1,075
Empresa Brasileira de Aeronautica SA Class R -
   ADR                                                     40             550
Gerdau SA                                               6,268              77
Investimentos Itau SA                                     322             246
Petroleo Brasileiro SA - Petrobras                        132           2,289
Petroleo Brasileiro SA - Petrobras - ADR                  153           2,648
Tele Centro Oeste Celular Participacoes SA             35,207              67
Tele Norte Leste Participacoes SA                      29,777             322

 80  Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tele Norte Leste Participacoes SA - ADR                    66             720
Telecomunicacoes Brasileiras SA - ADR                      51           1,325
Telemig Celular Participacoes SA                       91,870              88
Telemig Celular SA                                         35              --
Telesp Celular Participacoes SA (AE)                   60,938              94
Telesp Celular Participacoes SA - ADR (AE)                 51             195
Uniao de Bancos Brasileiros SA                          3,521             126
Uniao de Bancos Brasileiros SA - ADR                       12             211
Votorantim Celulose e Papel SA - VCP                   29,887           1,149
                                                                 ------------
                                                                       18,658
                                                                 ------------

South Korea - 0.2%
Hyundai Motor Co.                                          14             156
Samsung Electronics Co., Ltd.                               2             189
                                                                 ------------
                                                                          345
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $17,393)                                                         19,003
                                                                 ------------

SHORT-TERM INVESTMENTS - 8.4%
United States - 8.4%
Frank Russell Investment Company
   Money Market Fund                                   21,837          21,837
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                  4,000           3,994
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $25,831)                                                         25,831
                                                                 ------------
TOTAL INVESTMENTS - 100.2%
(identified cost $300,169)                                            305,128

OTHER ASSETS AND LIABILITIES
NET - (0.2%)                                                             (469)
                                                                 ------------

NET ASSETS - 100.0%                                                   304,659
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
DAX Index (Germany)
   expiration date 06/03 (18)                           1,285              149

Hang Seng Index (Hong Kong)
   expiration date 05/03 (49)                           2,636               98

JSE-40 Index (South Africa)
   expiration date 06/03 (298)                          3,188             (321)
   expiration date 03/04 (30)                             338              (50)

SIMEX Index (Taiwan)
   expiration date 05/03 (315)                          5,988             (362)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (486)
                                                                  ============

                                                   NOTIONAL          MARKET
OPTIONS WRITTEN                                     AMOUNT            VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Jun 2003 12,374 Put (195)                            2,509              (61)

South Korea
Kospi 200 Index Futures
   Jun 2003 58.379 Put (87)                             2,090             (358)
   Jun 2003 61.753 Put (40)                             1,017             (165)
   Jun 2003 63.623 Put (20)                               524              (82)
                                                                  ------------

Total Liability for Options Written
(premiums received $649)                                                  (666)
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  81

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              49      BRL           140    05/02/03                 --
USD              28      BRL            80    05/05/03                 --
USD              28      BRL           100    06/18/03                  6
USD           1,092      BRL         3,900    06/18/03                221
USD             625      BRL         2,000    06/18/03                 49
USD           1,270      EUR         1,200    06/18/03                 67
USD              18      HKD           144    05/02/03                 --
USD              19      HKD           151    05/05/03                 --
USD              11      ILS            52    05/01/03                 --
USD              92      KRW       112,275    05/01/03                 --
USD             961      KRW     1,200,000    06/18/03                 23
USD           1,922      KRW     2,400,000    06/18/03                 45
USD             812      KRW     1,000,000    06/18/03                  8
USD              94      ZAR           674    05/05/03                 (1)
USD              34      ZAR           251    05/05/03                 --
USD              56      ZAR           396    05/06/03                 (2)
USD              29      ZAR           208    05/06/03                 (1)
USD              43      ZAR           304    05/07/03                 (1)
USD              45      ZAR           320    05/07/03                 (1)
USD              51      ZAR           358    05/07/03                 (2)
USD              53      ZAR           375    05/07/03                 (2)
USD             139      ZAR           980    05/07/03                 (4)
USD           3,642      ZAR        31,000    06/18/03                548
BRL             161      USD            55    05/02/03                 (1)
BRL               9      USD             3    05/05/03                 --
BRL              17      USD             6    05/05/03                 --
EUR             500      USD           529    06/18/03                (28)
HKD             117      USD            15    05/02/03                 --
ZAR             634      USD            86    05/02/03                 (1)
ZAR             498      USD            71    05/07/03                  2
ZAR          12,000      USD         1,414    06/18/03               (208)
                                                           --------------
                                                                      717
                                                           ==============

                                                     % OF           MARKET
INDUSTRY DIVERSIFICATION                             NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   2.9           9,014
Consumer Discretionary                                    5.2          15,738
Consumer Staples                                          5.4          16,300
Financial Services                                       22.2          67,542
Health Care                                               2.2           6,603
Integrated Oils                                           5.3          16,146
Materials and Processing                                 12.0          36,696
Miscellaneous                                             2.2           6,766
Options                                                   0.7           1,804
Other Energy                                              5.9          18,116
Producer Durables                                         6.5          19,754
Technology                                                6.6          19,966
Utilities                                                14.7          44,852
Short-Term Investments                                    8.4          25,831
                                                 ------------    ------------

Total Investments                                       100.2         305,128
Other Assets and Liabilities, Net                        (0.2)           (469)
                                                 ------------    ------------

Net Assets                                              100.0         304,659
                                                 ============    ============


                                                     % OF           MARKET
GEOGRAPHIC DIVERSIFICATION                           NET            VALUE
(UNAUDITED)                                         ASSETS            $
-----------------------------------------------------------------------------
Asia                                                     44.2         134,708
Africa                                                    7.5          22,775
Europe                                                   12.2          37,054
Latin America                                            19.9          60,606
Middle East                                               3.0           9,253
United Kingdom                                            3.8          11,676
Options                                                   0.7           1,804
Other                                                     0.5           1,421
Short-Term Investments                                    8.4          25,831
                                                 ------------    ------------

Total Investments                                       100.2         305,128
Other Assets and Liabilities, Net                        (0.2)           (469)
                                                 ------------    ------------

Net Assets                                              100.0         304,659
                                                 ============    ============


See accompanying notes which are an integral part of the financial statements.

 82  Emerging Markets Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.0%
Apartment - 19.8%
Apartment Investment & Management Co. Class A(o)          334          12,593
Archstone-Smith Trust (o)                               1,173          26,733
AvalonBay Communities, Inc. (o)                           365          14,560
Boardwalk Equities, Inc.                                  135           1,407
BRE Properties Class A (o)                                342          10,517
Camden Property Trust (o)                                 212           7,420
Chateau Communities, Inc. (o)                             109           2,346
Colonial Properties Trust (o)                              40           1,367
Equity Residential (o)                                  1,139          29,519
Essex Property Trust, Inc. (o)                            213          11,720
Summit Properties, Inc. (o)                               233           4,502
Sun Communities, Inc. (o)                                  66           2,544
United Dominion Realty Trust, Inc. (o)                    744          12,421
                                                                 ------------
                                                                      137,649
                                                                 ------------
Health Care - 2.5%
Health Care Property Investors, Inc. (o)                  114           4,247
Health Care REIT, Inc. (o)                                105           2,987
Healthcare Realty Trust, Inc. (o)                         205           5,630
Senior Housing Properties Trust (o)                       238           2,969
Ventas, Inc. (AE)                                         106           1,378
                                                                 ------------
                                                                       17,211
                                                                 ------------
Hotels/Leisure - 4.3%
Fairmont Hotels & Resorts, Inc.                           107           2,441
Hilton Hotels Corp.                                       580           7,720
Hospitality Properties Trust (o)                           66           1,887
Host Marriott Corp. (AE)(o)                               991           7,648
Starwood Hotels & Resorts Worldwide, Inc.                 382          10,252
                                                                 ------------
                                                                       29,948
                                                                 ------------

Office/Industrial - 34.1%
Alexandria Real Estate Equities, Inc. (o)                  31           1,307
AMB Property Corp. (o)                                    411          11,220
Arden Realty, Inc. (o)                                    256           6,098
Boston Properties, Inc. (o)                               698          27,366
Brookfield Properties Co.                                 479           9,706
CarrAmerica Realty Corp. (o)                              587          15,301
Catellus Development Corp. (AE)                           849          17,990
Centerpoint Properties Trust (o)                          162           9,382
Corporate Office Properties Trust (o)                      46             695
Cousins Properties, Inc. (o)                               65           1,707
Crescent Real Estate Equities Co. (o)                      80           1,134
Duke Realty Corp. (o)                                      81           2,219
Equity Office Properties Trust (o)                        609          15,826

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Highwoods Properties, Inc. (o)                            271           5,490
Home Properties of NY, Inc. (o)                           125           4,352
Kilroy Realty Corp. (o)                                   206           5,115
Lexington Corporate Properties Trust (o)                   53             914
Liberty Property Trust (o)                                476          14,907
Mack-Cali Realty Corp. (o)                                521          16,455
Plum Creek Timber Co., Inc. (REIT)                        108           2,512
Prentiss Properties Trust (o)                             290           7,964
Prologis (o)                                            1,547          39,809
PS Business Parks, Inc. (o)                                89           2,753
Reckson Associates Realty Corp. (o)                       194           3,647
SL Green Realty Corp. (o)                                 396          12,760
Trizec Properties, Inc. (o)                                36             337
                                                                 ------------
                                                                      236,966
                                                                 ------------

Outlet Centers - 3.8%
Chelsea Property Group, Inc. (o)                          668          26,473
                                                                 ------------

Regional Malls - 16.8%
CBL & Associates Properties, Inc. (o)                     109           4,610
General Growth Properties, Inc. (o)                       639          35,563
Macerich Co. (The) (o)                                    275           9,075
Mills Corp. (The) (o)                                      57           1,815
Rouse Co. (The) (o)                                       490          17,014
Simon Property Group, Inc. (o)                          1,142          41,933
Taubman Centers, Inc. (o)                                 396           6,929
                                                                 ------------
                                                                      116,939
                                                                 ------------

Self Storage - 1.9%
Public Storage, Inc. (o)                                  306           9,848
Shurgard Storage Centers, Inc. Class A (o)                114           3,734
                                                                 ------------
                                                                       13,582
                                                                 ------------

Shopping Center - 11.8%
Developers Diversified Realty Corp. (o)                   694          17,476
Federal Realty Investement Trust (o)                      324           9,980
Heritage Property Investment Trust (o)                     75           1,905
Kimco Realty Corp. (o)                                    359          12,978
Pan Pacific Retail Properties, Inc. (o)                   465          18,199
Regency Centers Corp. (o)                                 145           4,785
Urstadt Biddle Properties, Inc. Class A (o)                95           1,153
Vornado Realty Trust (o)                                  404          15,367
                                                                 ------------
                                                                       81,843
                                                                 ------------

TOTAL COMMON STOCKS
(cost $568,695)                                                       660,611
                                                                 ------------

                                                 Real Estate Securities Fund  83

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.0%
Frank Russell Investment Company Money Market
   Fund                                                34,419          34,419
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $34,419)                                                         34,419
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $603,114)                                            695,030

OTHER ASSETS AND LIABILITIES
NET - 0.0%                                                                133
                                                                 ------------

NET ASSETS - 100.0%                                                   695,163
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 84  Real Estate Securities Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 83.3%
Asset-Backed Securities - 18.6%
AmeriCredit Automobile Receivables Trust
   Series 2001-B Class A4
   5.370% due 06/12/08                                  2,000           2,086
Arcadia Automobile Receivables Trust
   Series 1998-E Class A3
   5.750% due 10/15/06                                  1,165           1,171
Bay View Auto Trust
   Series 2002-LJ1 Class A2
   2.410% due 08/25/05                                  1,026           1,027
California Infrastructure SCE-1
   Series 1997-1 Class A6
   6.380% due 09/25/08                                  4,400           4,777
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  2,450           2,764
California Infrastructure SDG&E-1
   Series 1997-1 Class A5
   6.190% due 09/25/05                                    908             918
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  1,050           1,089
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,175
Capital One Prime Auto Receivables Trust
   Series 2003-1 Class A3
   1.970% due 04/15/07                                  1,500           1,505
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                  2,250           2,285
Chase Manhattan Auto Owner Trust
   Series 2000-A Class A3
   6.210% due 12/15/04                                    159             160
   Series 2000-A Class A4
   6.260% due 06/15/07                                  3,540           3,669
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,248
Chevron Trust Fund
   8.110% due 12/01/04                                    885             944
Chevy Chase Auto Receivables Trust
   Series 2000-1 Class A4
   7.470% due 07/15/05                                  1,202           1,241
   Series 2001-3 Class A3
   3.950% due 05/16/05                                  1,000           1,013
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,083

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Rv Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                  1,000           1,064
Citibank Credit Card Issuance Trust (E)
   Series 2001-A5 Class A5
   1.368% due 06/10/06                                  1,050           1,050
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,500           1,637
   Series 2001-A8 Class A8
   4.100% due 12/07/06                                  1,500           1,560
   Series 2002-A3 Class A3
   4.400% due 05/15/07                                  4,805           5,059
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             990
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,707
Citibank Credit Card Master Trust I
   6.100% due 05/15/08                                  1,675           1,852
   Series 1997-6 Class A
   0.000% due 08/15/06                                    900             883
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,244           2,309
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,139
Conseco Finance Securitizations Corp.
   Series 2000-2 Class A3
   8.070% due 12/01/30                                    967             996
Copelco Capital Funding Corp.
   Series 2000-A Class A4
   7.220% due 08/18/05                                  1,210           1,254
CSXT Trade Receivables Master Trust
   Series 1998-1 Class A
   6.000% due 07/26/04                                  3,000           3,020
Daimler Chrysler Auto Trust
   Series 2000-E Class A3
   6.110% due 11/08/04                                    347             351
   Series 2001-D Class A4
   3.780% due 02/06/07                                  3,000           3,113
   Series 2002-B Class A4
   3.530% due 12/06/07                                  4,000           4,141
Discover Card Master Trust I
   Series 1993-3 Class A
   6.200% due 05/16/06                                  2,125           2,181

                                                        Short Term Bond Fund  85

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1996-3 Class A
   6.050% due 08/18/08                                  1,125           1,237
   Series 1998-7 Class A
   5.600% due 05/16/06                                  1,500           1,535
   Series 2000-5 Class A
   1.490% due 11/15/07                                  1,000           1,003
Distribution Financial Services Floorplan Master
   Trust (E)(Y)
   Series 2003-1 Class A
   1.380% due 04/15/07                                  3,000           3,000
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.400% due 08/15/08                                  1,000           1,001
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,343
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
   6.400% due 05/15/13                                  1,848           1,904
Ford Credit Auto Owner Trust
   Series 2000-E Class A5
   6.770% due 10/15/04                                  3,455           3,544
   Series 2001-B Class A5
   5.360% due 06/15/05                                  5,875           6,073
   Series 2001-C Class A4
   4.830% due 02/15/05                                  1,040           1,051
Government Trust Certificate
   8.500% due 04/01/06                                  1,238           1,370
Green Tree Financial Corp.
   Series 1995-9 Class A5
   6.800% due 12/15/25                                     38              38
   Series 1997-3 Class A5
   7.140% due 03/15/28                                    854             878
   Series 1998-6 Class A5
   6.060% due 04/01/18                                    609             616
   Series 1999-3 Class A4
   5.950% due 02/01/31                                    327             328
Honda Auto Receivables Owner Trust
   Series 2002-2 Class A3
   3.830% due 02/15/06                                  1,425           1,460
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                  2,000           2,030
Household Private Label Credit Card Master Note
   Trust I (E)
   Series 2002-2 Class A
   1.480% due 01/18/11                                  1,000           1,000
Hyundai Auto Receivables Trust
   Series 2002-A Class A3
   2.800% due 02/15/07                                  1,000           1,016
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                  2,000           2,088

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
J.C.Penney Master Credit Card Trust
   Series 1998-E Class A
   5.500% due 06/15/07                                  3,000           3,068
Massachusetts RRB Special Purpose Trust
   Series 1999-1 Class A2
   6.450% due 09/15/05                                    788             802
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,094
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  4,000           4,373
   Series 2000-I Class A
   6.900% due 01/15/08                                  3,157           3,490
Mellon Auto Grantor Trust
   Series 2000-1 Class A
   7.180% due 10/15/06                                    302             308
   Series 2000-2 Class A
   6.390% due 07/15/07                                    972           1,008
Missouri Higher Education Loan Authority (E)
   Series 1997-97 Class P
   1.760% due 07/25/08                                    373             373
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                  2,000           2,123
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  2,500           2,599
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   1.390% due 09/25/13                                  2,000           1,985
New Century Home Equity Loan Trust (E)
   Series 2000-NC1 Class A
   1.590% due 04/25/30                                    145             145
Nissan Auto Receivables Owner Trust
   Series 2000-C Class A3
   6.720% due 08/16/04                                    145             146
   Series 2001-B Class A4
   5.350% due 10/15/06                                    925             962
   Series 2001-C Class A3
   4.310% due 05/16/05                                    759             769
   Series 2001-C Class A4
   4.800% due 02/15/07                                  1,275           1,334
   Series 2002-A Class A3
   3.580% due 09/15/05                                  1,150           1,169

 86  Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-B Class A3
   3.990% due 12/15/05                                  1,400           1,433
Nordstrom Private Label Credit Card Master Note
   Trust
   Series 2001-1A Class A
   4.820% due 04/15/10                                  1,000           1,064
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
   6.850% due 08/15/07                                  3,500           3,623
   Series 2002-D Class A4
   3.100% due 07/15/09                                  1,000           1,022
PBG Equipment Trust
   Series 1998-1A Class A
   6.270% due 01/20/12                                    727             765
Peco Energy Transition Trust
   Series 1999-A Class A4
   5.800% due 03/01/07                                  2,000           2,105
Peoplefirst.com Auto Receivables Owner Trust
   Series 2000-1 Class A4
   7.405% due 12/15/06                                  4,948           4,981
Philadelphia Authority for Industrial
   Development
   Series 1997-1997 Class A
   6.488% due 06/15/04                                    502             524
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
   5.740% due 03/15/07                                    732             763
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,290
Railcar Trust
   Series 1992-1 Class A
   7.750% due 06/01/04                                  4,055           4,208
Regions Auto Receivables Trust
   Series 2002-1 Class A3
   2.630% due 01/16/07                                  1,500           1,525
Sears Credit Account Master Trust
   Series 1996-3 Class A
   7.000% due 07/15/08                                    953             985
   Series 1999-3 Class A
   6.450% due 11/17/09                                  1,000           1,072
   Series 2000-1 Class A
   7.250% due 11/15/07                                    948             963
   Series 2001-1 Class A
   1.490% due 02/15/10                                  1,375           1,368
   Series 2002-3 Class A
   1.600% due 05/17/16                                  1,200           1,168
SLM Student Loan Trust (E)
   Series 1996-1 Class A2
   1.891% due 07/27/09                                    757             766
   Series 1996-3 Class A2
   1.821% due 10/26/09                                    841             852

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-1 Class A1
   1.350% due 10/25/10                                    811             811
   Series 2002-3 Class A2
   1.360% due 10/26/09                                    893             894
   Series 2003-3 Class A1
   1.290% due 06/15/07                                  1,900           1,895
SSB Auto Loan Trust
   Series 2002-1 Class A3
   2.370% due 09/15/06                                  1,000           1,013
Standard Credit Card Master Trust
   Series 1995-1 Class A
   8.250% due 01/07/07                                  1,125           1,246
TMS SBA Loan Trust (E)
   Series 1996-2 Class A
   2.110% due 04/15/24                                    300             309
   Series 1997-1 Class A
   2.000% due 01/15/25                                    427             426
   Series 1997-1 Class B
   2.480% due 01/15/25                                    285             283
USAA Auto Loan Grantor Trust
   Series 1999-1 Class A
   6.100% due 02/15/06                                    136             137
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
   3.280% due 01/07/13                                    704             711
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  1,000           1,095
WFS Financial Owner Trust
   Series 2002-2 Class A3
   3.810% due 02/20/07                                  1,500           1,539
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                  1,000           1,017
World Omni Auto Receivables Trust
   Series 2001-B Class A3
   3.790% due 11/21/05                                  1,000           1,015
                                                                 ------------
                                                                      168,592
                                                                 ------------

Corporate Bonds and Notes - 18.5%
Abbott Laboratories
   5.625% due 07/01/06                                    500             551
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,211
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,589

                                                        Short Term Bond Fund  87

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AOL Time Warner, Inc.
   5.625% due 05/01/05                                    525             553
Associates Corp. of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,105
   7.250% due 05/08/06                                  1,700           1,919
AT&T Wireless Services, Inc.
   7.350% due 03/01/06                                  1,000           1,114
Bank of America Corp. (E)
   1.590% due 08/26/05                                  1,000           1,004
   5.250% due 02/01/07                                  1,000           1,086
Bank of Montreal
   6.100% due 09/15/05                                  1,000           1,087
   7.800% due 04/01/07                                  1,000           1,161
Bank One Corp.
   7.000% due 07/15/05                                  2,500           2,765
   7.625% due 08/01/05                                  3,383           3,795
BankAmerica Corp.
   6.200% due 02/15/06                                    750             825
Bayerische Landesbank Girozentrale
   2.500% due 03/30/06                                  1,500           1,518
Bear Stearns Cos., Inc. (The) (E)
   1.839% due 07/15/05                                  1,500           1,512
Boatmen's Bancshares, Inc.
   7.625% due 10/01/04                                  3,058           3,290
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                  9,400           9,989
CIT Group, Inc.
   5.625% due 05/17/04                                  2,600           2,686
   7.125% due 10/15/04                                  4,800           5,083
   7.375% due 04/02/07                                  1,000           1,120
Citigroup, Inc.
   6.750% due 12/01/05                                  6,525           7,261
Comcast Cable Communications
   8.375% due 05/01/07                                  1,500           1,733
Countrywide Home Loans, Inc.
   Series MTNJ
   5.250% due 06/15/04                                  7,000           7,274
   Series MTNK
   3.500% due 12/19/05                                  3,000           3,072
Deutsche Bank Financial, Inc.
   6.700% due 12/13/06                                  1,000           1,127
DTE Energy Co.
   6.000% due 06/01/04                                    250             261
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             505
Ford Motor Credit Co.
   7.600% due 08/01/05                                  4,000           4,193
General Electric Capital Corp.
   8.850% due 04/01/05                                  1,000           1,129
   8.500% due 07/24/08                                  1,000           1,228
   Series MTNA
   7.250% due 05/03/04                                  1,000           1,057

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   1.384% due 03/15/05                                  2,000           2,001
   5.350% due 03/30/06                                  2,500           2,697
   8.125% due 04/01/08                                  1,000           1,206
General Mills, Inc.
   3.875% due 11/30/07                                  1,000           1,017
General Motors Acceptance Corp. (E)
   1.679% due 07/21/04                                    300             296
   6.750% due 01/15/06                                  2,710           2,858
   6.150% due 04/05/07                                    475             492
Goldman Sachs Group, Inc.
   4.125% due 01/15/08                                  1,700           1,754
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,209
GTE Florida, Inc.
   Series D
   6.250% due 11/15/05                                    270             295
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                  2,000           2,153
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,284
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                  1,500           1,647
Household Finance Corp.
   6.000% due 05/01/04                                  1,000           1,041
   8.000% due 05/09/05                                  4,000           4,475
   4.625% due 01/15/08                                  2,200           2,295
International Game Technology
   7.875% due 05/15/04                                  1,500           1,575
International Lease Finance Corp.
   Series MTNG
   8.260% due 02/15/05                                  1,875           2,047
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,651
JP Morgan Chase & Co.
   5.250% due 05/30/07                                  1,500           1,628
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  1,000           1,098
Lehman Brothers Holdings, Inc.
   7.750% due 01/15/05                                  2,000           2,187
May Department Stores Co. (The)
   7.150% due 08/15/04                                  6,200           6,605
Merck & Co., Inc.
   5.250% due 07/01/06                                  2,000           2,164
Morgan Stanley
   6.100% due 04/15/06                                  1,000           1,097

 88  Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Group, Inc.
   6.875% due 03/01/07                                  1,500           1,690
National Bank of Canada
   Series B
   8.125% due 08/15/04                                  1,000           1,058
National Rural Utilities Cooperative Finance
   3.000% due 02/15/06                                  6,500           6,599
Norfolk Southern Corp. (E)
   2.478% due 02/28/05                                    700             703
South Africa Government International Bond
   9.125% due 05/19/09                                    800             976
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,731
Sprint Capital Corp.
   6.125% due 11/15/08                                    100             102
State Street Capital Trust II (E)
   1.869% due 02/15/08                                    325             325
SunAmerica, Inc.
   6.750% due 10/01/07                                  3,850           4,388
Swiss Bank Corp. NY
   7.250% due 09/01/06                                  1,500           1,735
Time Warner, Inc.
   8.110% due 08/15/06                                    140             156
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,696
US Bancorp/First Bank
   7.625% due 05/01/05                                  1,000           1,111
Verizon Global Funding Corp.
   6.750% due 12/01/05                                  2,000           2,226
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                    420             454
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,646
   7.550% due 08/18/05                                  2,000           2,245
Waste Management, Inc.
   7.100% due 08/01/26                                  1,175           1,311
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                    500             564
   6.750% due 06/15/07                                  1,000           1,143
Wells Fargo Financial, Inc.
   6.125% due 02/15/06                                  5,650           6,243
   Series MTND
   1.363% due 09/12/05                                  3,000           3,002
Weyerhaeuser Co.
   5.500% due 03/15/05                                    305             320
   6.125% due 03/15/07                                  1,500           1,631
                                                                 ------------
                                                                      167,630
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Emerging Markets Debt - 0.5%
Brazilian Government International Bond (E)
   2.125% due 04/15/06                                  2,208           2,070
Panama Government International Bond
   8.250% due 04/22/08                                  1,100           1,188
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,110
                                                                 ------------
                                                                        4,368
                                                                 ------------
International Debt - 4.4%
British Telecommunications PLC
   7.875% due 12/15/05                                  1,100           1,247
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  3,550           3,944
European Investment Bank
   5.625% due 02/03/05                                  1,300           1,389
Series DTC
   5.625% due 01/24/06                                    575             628
France Telecom
   8.700% due 03/01/06                                  1,200           1,363
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,119
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,816
International Bank for Reconstruction &
   Development
   6.015% due 06/21/04                                    375             395
Italy Government International Bond
   7.250% due 02/07/05                                  2,500           2,730
John Hancock Global Funding, Ltd.
   7.500% due 01/31/05                                  4,080           4,433
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,276
Province of British Columbia/Canada
   4.625% due 10/03/06                                  2,000           2,142
Province of Manitoba
   4.250% due 11/20/06                                  1,000           1,055
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,667
   6.000% due 02/21/06                                  1,000           1,105
Province of Quebec
   6.500% due 01/17/06                                  1,000           1,112

                                                        Short Term Bond Fund  89

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonica Europe BV
   7.350% due 09/15/05                                  2,500           2,791
Tyco International Group SA
   6.375% due 06/15/05                                    265             269
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           7,213
                                                                 ------------
                                                                       39,694
                                                                 ------------

Mortgage-Backed Securities - 18.8%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
   7.420% due 04/14/29                                  2,000           2,151
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.773% due 10/20/32                                    574             587
Bank One Mortgage-Backed Pass-Through
   Series 2000-2 Class 4A
   5.109% due 03/15/30                                    259             262
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.395% due 10/25/32                                    162             165
   Series 2003-1 Class 5A1
   5.464% due 04/25/33                                  1,763           1,815
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    861             938
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    478             507
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,000           1,015
Bear Stearns Mortgage Securities, Inc.
   Series 1998-1 Class A18
   6.750% due 03/25/28                                    279             285
Chase Commercial Mortgage Securities Corp.
   Series 1997-2 Class A1
   6.450% due 12/19/29                                    393             410
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
   7.150% due 05/15/15                                    968             996
Contimortgage Home Equity Trust 1998-3
   Series 1998-2 Class A7
   6.570% due 03/15/23                                  1,200           1,275
Countrywide Alternative Loan Trust (Y)
   6.500% due 06/25/33                                  2,100           2,183

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
   Corp. (Y)
   Series 2002 P3 Class A
   2.361% due 08/25/33                                  1,244           1,244
CS First Boston Mortgage Securities Corp.
   Series 2002-AR27 Class 2A2 (Y)
   5.768% due 10/25/32                                    576             584
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                  1,000           1,006
Federal Home Loan Mortgage Corp.
   9.000% due 2005                                         11              11
   6.250% due 2007                                          3               3
   5.500% due 2008                                        498             525
   6.500% due 2008                                        578             610
   5.500% due 2009                                      1,001           1,050
   6.000% due 2009                                        724             764
   6.500% due 2009                                      1,548           1,645
   6.000% due 2010                                        611             644
   8.000% due 2010                                        277             293
   6.000% due 2011                                      1,859           1,952
   6.000% due 2013                                        535             560
   5.500% due 2014                                        689             719
   6.000% due 2016                                      3,711           3,878
   5.500% due 2029                                      1,948           2,011
   7.312% due 2031                                        148             150
   6.500% due 2032                                        820             856
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    504             525
   Series 2002-2441 Class KA
   5.750% due 05/15/31                                    600             612
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                  1,000           1,032
   Series 2003-2571 Class FB
   1.660% due 02/15/18                                  1,873           1,874
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,508
Federal National Mortgage Association
   15 Year TBA
   4.500% (ethD)                                        7,500           7,640
   5.000% (ethD)                                        6,000           6,154
   6.000% (ethD)                                        2,500           2,620
   7.000% due 2004                                         12              12
   6.853% due 2005                                        360             385
   6.000% due 2008                                        385             406
   6.500% due 2008                                        482             514
   5.500% due 2009                                     11,537          12,055
   6.000% due 2010                                      1,174           1,239
   6.500% due 2010                                        520             553
   6.000% due 2011                                        874             927
   6.500% due 2011                                        538             574

 90  Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2013                                        962           1,016
   6.000% due 2013                                      2,196           2,304
   6.000% due 2014                                      5,919           6,215
   5.500% due 2016                                     10,365          10,788
   6.000% due 2016                                      3,880           4,068
   5.500% due 2017                                     20,887          21,738
   6.000% due 2017                                     20,731          21,735
   6.825% due 2018                                        459             474
   4.518% due 2022                                        381             392
   4.503% due 2024                                        788             817
   7.500% due 2031                                        342             364
   6.393% due 2040                                      1,863           1,947
   Series 1994-1 Class K
   6.500% due 06/25/13                                    866             903
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  2,000           2,054
   Series 2003-28 Class PA
   5.500% due 05/25/06                                  2,805           2,840
Federal National Mortgage Association Grantor
   Trust
   Series 2002-T6 Class A1
   3.310% due 02/25/32                                    544             543
First Republic Mortgage Loan Trust
   Series 2000-FRB1 Class A2
   4.382% due 06/25/30                                    315             319
Fleet Mortgage Securities
   Series 2001-1 Class A1
   6.000% due 07/28/29                                     87              89
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
   5.260% due 08/11/33                                    754             800
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    948           1,019
Government National Mortgage Association I
   7.250% due 2006                                        254             261
   7.000% due 2007                                         18              19
   6.000% due 2008                                        340             360
   7.000% due 2008                                        332             356
   7.000% due 2009                                        258             278
   7.000% due 2011                                        132             141
   7.000% due 2012                                        147             158
   9.500% due 2017                                          2               2
Government National Mortgage Association II (E)
   5.750% due 2027                                        383             392
   5.000% due 2032                                        910             928
GSR Mortgage Loan Trust (E)
   Series 2002-9 Class A1A
   2.882% due 10/25/32                                    388             388
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   1.610% due 06/25/29                                    223             223

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    982           1,012
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                    503             541
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   1.650% due 07/25/32                                    485             485
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             556
   Series 2002-IQ2 Class A1
   4.090% due 12/15/35                                  1,327           1,380
Residential Accredit Loans, Inc.
   Series 2000-QS12 Class A1
   7.750% due 10/25/30                                     92              94
   Series 2001-QS19 Class A1
   6.000% due 12/25/16                                    725             748
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
   5.650% due 09/25/32                                    267             272
Residential Funding Mortgage Securities II
   Series 2003-HS1 Class AI2
   2.120% due 02/25/33                                  2,500           2,495
Resolution Trust Corp.
   Series 1995-2 Class C1
   7.450% due 05/25/29                                    138             138
Structured Asset Mortgage Investments, Inc.
   Series 1998-9 Class 2A2
   6.125% due 11/25/13                                    295             304
   Series 2002-AR3 Class A1
   1.659% due 09/19/32                                    289             290
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                  1,047           1,085
Union Planters Mortgage Finance Corp.
   Series 1999-1 Class A1
   6.250% due 04/01/29                                    182             186
United Mortgage Securities Corp.
   Series 1993-1 Class AA
   5.063% due 09/25/33                                    350             356
   Series 1994-1 Class A2
   4.474% due 06/25/32                                  1,001           1,022

                                                        Short Term Bond Fund  91

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vendee Mortgage Trust
   Series 2000-1 Class 2B
   7.250% due 12/15/20                                    232             234
Wachovia Asset Securitization, Inc.
   Series 2002-1 Class 1A1
   6.250% due 10/25/33                                    543             557
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,000           1,007
Washington Mutual (E)
   Series 2000-1 Class A1
   1.610% due 06/25/24                                    105             105
   Series 2001-1 Class A
   4.055% due 01/25/41                                     89              89
Washington Mutual Mortgage Securities Corp. (E)
   Series 2001-9 Class 1A1
   4.373% due 04/25/28                                    218             225
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)(Y)
   5.799% due 08/25/32                                  2,084           2,141
   Series 2002-AR1 Class 1A1
   4.927% due 11/25/30                                    480             502
   Series 2002-AR2 Class 2A1
   6.190% due 07/25/32                                    374             385
                                                                 ------------
                                                                      169,864
                                                                 ------------

Municipal Bonds - 0.0%
California State Department of Water Resources
   Revenue Bonds
   3.585% due 05/01/04                                    475             482
                                                                 ------------

United States Government Agencies - 2.5%
Federal Home Loan Bank System
   0.000% due 04/27/10                                  1,533           1,427
Federal Home Loan Mortgage Corp.
   4.250% due 03/22/06                                  1,450           1,481
   3.500% due 09/15/07                                  8,500           8,738
Federal National Mortgage Association
   4.450% due 05/03/05                                  1,150           1,192
   2.875% due 10/15/05                                  5,600           5,736
   6.625% due 10/15/07                                  2,450           2,832
Vendee Mortgage Trust
   6.500% due 05/15/08                                    806             852
                                                                 ------------
                                                                       22,258
                                                                 ------------

United States Government Treasuries - 20.0%
United States Treasury Bond
   10.000% due 05/15/10                                 1,025           1,195
United States Treasury Inflation Indexed Bonds
   3.875% due 01/15/09                                  1,005           1,128

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.250% due 01/15/10                                  5,222           6,021
   3.875% due 04/15/29                                    111             135
United States Treasury Note
   3.250% due 05/31/04                                 14,115          14,430
   5.875% due 11/15/04                                  4,945           5,286
   2.000% due 11/30/04                                 18,375          18,566
   1.750% due 12/31/04                                    100             101
   1.625% due 03/31/05                                 81,870          82,114
   1.625% due 04/30/05                                    440             441
   6.750% due 05/15/05                                  4,330           4,783
   5.875% due 11/15/05                                  4,825           5,303
   5.625% due 02/15/06                                    920           1,014
   4.625% due 05/15/06                                  2,140           2,305
   6.875% due 05/15/06                                    115             131
   7.000% due 07/15/06                                    685             789
   3.500% due 11/15/06                                 14,640          15,262
   4.375% due 05/15/07                                  6,825           7,323
   3.000% due 11/15/07                                  4,475           4,536
   3.000% due 02/15/08                                  1,190           1,202
   8.750% due 11/15/08                                  1,700           1,768
   9.125% due 05/15/09                                    750             810
   6.000% due 08/15/09                                    505             585
   10.375% due 11/15/09                                   900           1,022
   12.750% due 11/15/10                                 1,825           2,313
   10.375% due 11/15/12                                 1,075           1,424
   8.750% due 05/15/17                                    800           1,163
                                                                 ------------
                                                                      181,150
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $740,756)                                                       754,038
                                                                 ------------

SHORT-TERM INVESTMENTS - 19.0%
African Development Bank
   9.750% due 12/15/03                                  1,720           1,809
AT&T Corp.
   7.500% due 04/01/04                                  3,500           3,639
AvalonBay Communities, Inc.
   6.580% due 02/15/04                                    750             778
British Telecommunications PLC (E)
   2.554% due 12/15/03                                    200             201
Bundesschatzanweisungen
   4.250% due 06/13/03                                  3,700           4,136
Conoco, Inc.
   5.900% due 04/15/04                                    475             494
CSX Corp.
   Series MTNC
   5.850% due 12/01/03                                  1,000           1,024

 92  Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DaimlerChrysler Financial Services North America
   LLC (E)
   Series MTNR
   1.431% due 06/18/03                                    400             400
Danske Corp. Commercial Paper (c)(y)
   1.210% due 07/10/03                                  9,500           9,470
Duke Realty, LP
   7.300% due 06/30/03                                  2,000           2,017
ERP Operating, LP
   6.650% due 11/15/03                                  1,000           1,025
Evans Withycombe Residential
   7.500% due 04/15/04                                  1,000           1,045
Federal Home Loan Mortgage Corp. Discount Note
   (c)(y)
   1.170% due 07/10/03                                  5,600           5,583
Federal National Mortgage Association Discount
   Note (c)(y)
   1.220% due 05/21/03                                 12,700          12,691
   1.160% due 07/02/03                                  5,600           5,585
First Chicago Corp.
   6.875% due 06/15/03                                  1,000           1,006
Ford Motor Credit Co. (E)
   1.806% due 06/23/03                                    500             500
Frank Russell Investment Company Money Market
   Fund                                                85,358          85,358
French Treasury Note BTAN
   4.500% due 07/12/03                                  3,476           3,893
General Electric Capital Corp. (AE)
   Series MTNA
   5.375% due 04/23/04                                  3,000           3,114
General Electric Capital Corp. Commercial Paper
   1.250% due 07/23/03                                    300             299
   1.250% due 07/25/03                                  1,800           1,797
General Motors Acceptance Corp. (E)
   1.680% due 08/04/03                                  1,200           1,199
   5.750% due 11/10/03                                    750             763
HBOS Treasury Services PLC Commercial Paper (E)
   1.240% due 05/29/03                                  2,800           2,797
Italy Buoni Poliennali Del Tesoro
   4.500% due 07/15/03                                  1,876           2,102
ITT Corp.
   6.750% due 11/15/03                                  1,500           1,523
Kimco Realty Corp.
   6.500% due 10/01/03                                  1,000           1,020
Landesbank Baden-Wuerttemberg Girozentrale
   7.875% due 04/15/04                                  2,500           2,662

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley (E)
   Series MTNC
   1.361% due 09/19/03                                  1,500           1,501
Province of Manitoba
   6.125% due 01/19/04                                  2,000           2,066
RBSG Capital Corp.
   10.125% due 03/01/04                                 1,000           1,068
Sears Roebuck Acceptance
   Series MTN3
   6.560% due 11/20/03                                  1,000           1,018
   Series MTN4
   6.720% due 09/17/03                                  2,550           2,587
Svenska Handlsbank Commercial Paper (c)(y)
   1.230% due 06/24/03                                  3,900           3,893
United States Treasury Bill (c)(y)(s)
   1.150% due 05/15/03                                    100             100
United States Treasury Note
   1.087% due 05/15/03                                  1,650           1,673
Upjohn Co.-Esot
   9.790% due 02/01/04                                    213             226
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $170,892)                                                       172,062
                                                                 ------------

TOTAL INVESTMENTS - 102.3%
(identified cost $911,648)                                            926,100

OTHER ASSETS AND LIABILITIES
NET - (2.3%)                                                          (20,680)
                                                                 ------------

NET ASSETS - 100.0%                                                   905,420
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Euribor Futures (UK)
   expiration date 09/03 (1)                              244               --
   expiration date 03/04 (1)                              244               (1)
Eurodollar Futures
   expiration date 06/04 (13)                           3,193                6
   expiration date 09/04 (15)                           3,671                7
   expiration date 12/04 (17)                           4,144                7
   expiration date 03/05 (15)                           3,644                7

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund  93

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Three Month LIBOR Futures (UK)
   expiration date 12/03 (1)                              121               --
   expiration date 03/04 (1)                              121               (1)
                                                                  ------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                25
                                                                  ============


                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Three Month LIBOR Swap
   July 03 4.00 Call (1)                                2,400              (4)
   Dec 03 3.50 Call (1)                                 7,350             (19)
   Dec 03 5.50 Put (1)                                 11,550              (7)
                                                                 ------------

Total Liability for Options Written
(premiums received $54)                                                   (30)
                                                                 ============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           4,111      USD         4,413    05/15/03               (173)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 94  Short Term Bond Fund

SELECT GROWTH FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.9%
Auto and Transportation - 1.9%
FedEx Corp.                                                 2             120
Harley-Davidson, Inc.                                       2              84
JB Hunt Transport Services, Inc. (AE)                       1              41
Mercury Air Group, Inc. (AE)                                4              14
OMI Corp. (AE)                                             10              48
Paccar, Inc.                                                2              88
Southwest Airlines Co.                                     36             574
Werner Enterprises, Inc.                                    2              45
                                                                 ------------
                                                                        1,014
                                                                 ------------

Consumer Discretionary - 18.1%
3DO Co. (The) (AE)                                          5               9
Aeropostale, Inc. New (AE)                                  2              41
Aldila, Inc. (AE)                                           6              10
Alliance Gaming Corp. (AE)                                  1               8
Amazon.Com, Inc. (AE)                                      16             470
Apollo Group, Inc. Class A (AE)                             5             282
Ask Jeeves (AE)                                             8              62
Bed Bath & Beyond, Inc. (AE)                                4             146
Best Buy Co., Inc. (AE)                                    10             356
Bon-Ton Stores, Inc. (The) (AE)                             8              34
Carmike Cinemas, Inc. (AE)                                  2              35
CellStar Corp. (AE)                                         4              24
Chico's FAS, Inc. (AE)                                      7             180
Christopher & Banks Corp. (AE)                              2              38
Clear Channel Communications, Inc. (AE)                     8             294
Coach, Inc. (AE)                                            2              96
Corinthian Colleges, Inc. (AE)                              2              82
Corporate Executive Board Co. (AE)                          1              49
Costco Wholesale Corp. (AE)                                 2              52
DiamondCluster International, Inc. Class A (AE)            16              31
eBay, Inc. (AE)                                             8             713
Electronic Arts, Inc. (AE)                                  5             321
Emerson Radio (AE)                                          4              28
Entercom Communications Corp. (AE)                          0              19
Family Dollar Stores                                        2              82
Getty Images, Inc. (AE)                                     2              64
Good Guys, Inc. (AE)                                       10              17
Harman International Industries, Inc.                       3             186
Home Depot, Inc.                                           13             360
infoUSA, Inc. (AE)                                         12              61
International Game Technology (AE)                          1             121
JOS A Bank Clothiers, Inc. (AE)                             3              77
K2, Inc. (AE)                                               4              42
Kohl's Corp. (AE)                                          11             612
Kroll, Inc. (AE)                                            2              51

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lamar Advertising Co. (AE)                                  2              54
Leapfrog Enterprises, Inc. (AE)                             3              69
Lowe's Cos., Inc.                                           4             167
Magna Entertainment Corp. Class A (AE)                      7              36
Midway Games, Inc. (AE)                                     7              21
Neoforma, Inc. (AE)                                         3              29
Nike, Inc. Class B                                          6             343
Omnicom Group                                               7             444
Perry Ellis International, Inc. (AE)                        2              46
Pixar, Inc. (AE)                                            5             304
Quiksilver, Inc. (AE)                                       3              82
Radio One, Inc. Class D (AE)                                3              49
Rare Hospitality International, Inc. (AE)                   1              38
Red Robin Gourmet Burgers, Inc. (AE)                        3              43
Restoration Hardware, Inc.                                  1               4
Rubio's Restaurants, Inc. (AE)                              4              20
Scientific Games Corp. Class A (AE)                         9              59
Stanley Furniture Co., Inc. (AE)                            1              20
Station Casinos, Inc. (AE)                                  2              35
Sylvan Learning Systems, Inc. (AE)                          2              37
Tivo, Inc. (AE)                                             9              53
Trans World Entertainment Corp. (AE)                        7              26
Universal Electronics, Inc. (AE)                            3              29
University of Phoenix Online (AE)                           2              93
Univision Communications, Inc. Class A (AE)                 4             133
USA Interactive (AE)                                       10             288
Vans, Inc. (AE)                                             1               5
VCA Antech, Inc. (AE)                                       2              35
Viacom, Inc. Class B (AE)                                   3             130
Wal-Mart Stores, Inc.                                      24           1,338
Water Pik Technologies, Inc. (AE)                           3              23
Wireless Facilities, Inc. (AE)                              8              56
Yahoo, Inc. (AE)                                           23             565
                                                                 ------------
                                                                        9,727
                                                                 ------------

Consumer Staples - 5.4%
Coca-Cola Co. (The)                                        17             704
Colgate-Palmolive Co.                                       4             206
Hain Celestial Group, Inc. (AE)                             2              36
John B. Sanfilippo & SON (AE)                               3              53
PepsiCo, Inc.                                              14             612
Procter & Gamble Co.                                        7             657
Walgreen Co.                                               17             539
Whole Foods Market, Inc. (AE)                               2             101
                                                                 ------------
                                                                        2,908
                                                                 ------------

                                                          Select Growth Fund  95

SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financial Services - 12.4%
Affiliated Computer Services, Inc. Class A (AE)             2             105
Aflac, Inc.                                                11             343
American Express Co.                                       16             599
American International Group                                3             185
Bank of America Corp.                                       3             207
Charles Schwab Corp. (The)                                 52             448
Citigroup, Inc.                                            22             861
Doral Financial Corp.                                       3             116
E*TRADE Group, Inc. (AE)                                    5              26
First Data Corp.                                            9             362
First Tennessee National Corp.                              1              44
Goldman Sachs Group, Inc.                                   4             337
Lehman Brothers Holdings, Inc.                              7             460
LendingTree, Inc. (AE)                                      4              50
MGIC Investment Corp.                                       1              64
Morgan Stanley                                              8             340
Paychex, Inc.                                              19             588
Pico Holdings, Inc. (AE)                                    2              32
Principal Financial Group                                   2              49
Progressive Corp. (The)                                    18           1,235
Republic First Bancorp, Inc. (AE)                           3              25
Scottish Annuity & Life Holdings, Ltd.                      3              51
SLM Corp.                                                   1             134
                                                                 ------------
                                                                        6,661
                                                                 ------------

Health Care - 21.8%
Abaxis, Inc. (AE)                                           4              15
Alcon, Inc.                                                 2              97
Amgen, Inc. (AE)                                           28           1,748
Amylin Pharmaceuticals, Inc. (AE)                           3              61
Boston Scientific Corp. (AE)                                9             375
Cell Therapeutics, Inc. (AE)                                6              54
Connetics Corp. (AE)                                        5              86
Edwards Lifesciences Corp. (AE)                             2              69
Eli Lilly & Co.                                             7             460
Eon Labs, Inc. (AE)                                         2              58
Forest Laboratories, Inc. (AE)                             13             689
Genelabs Technologies (AE)                                 14              21
Genentech, Inc. (AE)                                       13             485
Genzyme Corp.-General Division (AE)                         5             201
Gilead Sciences, Inc. (AE)                                  6             263
Impax Laboratories, Inc. (AE)                               5              32
Johnson & Johnson                                          24           1,330
LCA-Vision, Inc. (AE)                                       5              28
Martek Biosciences Corp. (AE)                               3             112
Medimmune, Inc. (AE)                                       19             687
Merck & Co., Inc.                                           2             140
Millennium Pharmaceuticals, Inc. (AE)                       5              50

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pfizer, Inc.                                               85           2,605
Praecis Pharmaceuticals, Inc. (AE)                          6              28
Prime Medical Services, Inc. (AE)                           3              13
Resmed, Inc. (AE)                                           2              70
SFBC International, Inc. (AE)                               3              44
SICOR, Inc. (AE)                                            4              74
St Jude Medical, Inc. (AE)                                  8             437
Stericycle, Inc. (AE)                                       1              24
Taro Pharmaceuticals Industries (AE)                        1              55
Telik, Inc. (AE)                                            4              46
Teva Pharmaceutical Industries - ADR                        7             348
Transkaryotic Therapies, Inc. (AE)                          8              46
UnitedHealth Group, Inc.                                    4             363
Wyeth                                                      13             556
                                                                 ------------
                                                                       11,770
                                                                 ------------

Materials and Processing - 0.6%
Boise Cascade Corp.                                         2              46
Culp, Inc. (AE)                                             4              20
Encore Wire Corp. (AE)                                      6              47
Griffon Corp. (AE)                                          2              25
Nucor Corp.                                                 2              61
RTI International Metals, Inc. (AE)                         5              46
United States Steel Corp.                                   4              56
                                                                 ------------
                                                                          301
                                                                 ------------

Miscellaneous - 4.3%
3M Co.                                                      4             475
Fortune Brands, Inc.                                        2              73
General Electric Co.                                       56           1,662
Illinois Tool Works, Inc.                                   1              70
US Industries, Inc. (AE)                                   12              57
                                                                 ------------
                                                                        2,337
                                                                 ------------

Other Energy - 1.5%
BJ Services Co. (AE)                                        4             139
Burlington Resources, Inc.                                  2              69
ENSCO International, Inc.                                   3              81
Key Energy Services, Inc. (AE)                              4              35
Nabors Industries, Ltd. (AE)                                3              98
National-Oilwell, Inc. Class C (AE)                         2              31
Patterson-UTI Energy, Inc. (AE)                             1              36
Smith International, Inc. (AE)                              3             117
Unit Corp. (AE)                                             3              53
Varco International, Inc. (AE)                              2              40
XTO Energy, Inc.                                            7             131
                                                                 ------------
                                                                          830
                                                                 ------------

Producer Durables - 3.6%
Applied Materials, Inc. (AE)                               53             769

 96  Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Candela Corp. (AE)                                          4              43
Caterpillar, Inc.                                           1              42
Danaher Corp.                                               3             179
General Cable Corp.                                         9              42
Kla-Tencor Corp. (AE)                                       1              45
Lockheed Martin Corp.                                       1              45
MTC Technologies, Inc. (AE)                                 2              32
Nokia OYJ - ADR                                            21             353
Orbital Sciences Corp. (AE)                                 4              21
Pall Corp.                                                  3              61
Southern Energy Homes, Inc. (AE)                           24              28
Telefonaktiebolaget LM Ericsson - ADR (AE)                 21             193
Ultratech Stepper, Inc. (AE)                                3              47
United Defense Industries, Inc. (AE)                        1              34
Veridian Corp. (AE)                                         1              27
                                                                 ------------
                                                                        1,961
                                                                 ------------

Technology - 24.4%
ADC Telecommunications, Inc. (AE)                          15              35
Adobe Systems, Inc.                                         4             131
Altera Corp. (AE)                                           6              93
Amdocs, Ltd. (AE)                                           6             113
Analog Devices, Inc. (AE)                                  13             418
Artisan Components, Inc. (AE)                               3              59
Aspect Communications Corp. (AE)                           11              39
Autodesk, Inc.                                              6              90
Avid Technology, Inc. (AE)                                  3              88
Avocent Corp. (AE)                                          3              92
BEA Systems, Inc. (AE)                                      7              72
Broadcom Corp. Class A (AE)                                 4              77
Business Objects SA - ADR (AE)                              2              52
Centillium Communications, Inc. (AE)                       11              63
Cisco Systems, Inc. (AE)                                   82           1,234
Coherent, Inc. (AE)                                         4              85
Concerto Software, Inc. (AE)                                4              18
Corning, Inc. (AE)                                         37             203
Cree, Inc. (AE)                                             3              64
Cypress Semiconductor Corp. (AE)                            8              72
Dell Computer Corp. (AE)                                   53           1,532
Documentum, Inc. (AE)                                       3              63
Dot Hill Systems Corp.                                      7              44
DRS Technologies, Inc. (AE)                                 3              70
EDO Corp.                                                   5              96
EMC Corp. (AE)                                             41             375
Epicor Software Corp. (AE)                                  8              22
Exar Corp. (AE)                                             6              87
F5 Networks, Inc. (AE)                                      5              63
Filenet Corp. (AE)                                          4              60
Flir Systems, Inc. (AE)                                     2              78

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Genesis Microchip, Inc. (AE)                                3              48
GlobespanVirata, Inc. (AE)                                  7              40
Intel Corp.                                                90           1,647
InterVoice, Inc. (AE)                                      20              34
Interwoven, Inc. (AE)                                      13              24
Jabil Circuit, Inc. (AE)                                    2              36
JDS Uniphase Corp. (AE)                                    28              89
Juniper Networks, Inc. (AE)                                 7              76
L-3 Communications Holdings, Inc. (AE)                      1              53
Lantronix, Inc. (AE)                                       40              22
Linear Technology Corp.                                     3             100
Maxim Integrated Products                                  24             924
Mercury Interactive Corp. (AE)                              3             102
Microchip Technology, Inc.                                  5              94
Micron Technology, Inc. (AE)                               36             303
Microsoft Corp.                                            36             921
Netsolve, Inc. (AE)                                         3              20
Network Appliance, Inc. (AE)                               39             521
O2Micro International, Ltd. (AE)                            8              90
Oak Technology, Inc. (AE)                                  15              74
Oracle Corp. (AE)                                          10             114
Overland Storage, Inc. (AE)                                 3              44
Planar Systems, Inc. (AE)                                   3              44
Qualcomm, Inc.                                             11             351
Red Hat, Inc. (AE)                                         11              67
Saba Software, Inc. (AE)                                   21              25
SafeNet, Inc. (AE)                                          2              50
SAP AG - ADR                                               12             309
Secure Computing Corp. (AE)                                 7              38
Seebeyond Technology Corp. (AE)                            10              23
Siebel Systems, Inc. (AE)                                  22             187
SRS Labs, Inc. (AE)                                         9              22
Symantec Corp. (AE)                                         2              79
Texas Instruments, Inc.                                     3              55
Utstarcom, Inc. (AE)                                        4              76
Veritas Software Corp. (AE)                                 2              44
webMethods, Inc. (AE)                                       3              31
Westell Technologies, Inc. Class A (AE)                     9              39
Xilinx, Inc. (AE)                                          28             757
                                                                 ------------
                                                                       13,161
                                                                 ------------

Utilities - 0.9%
Boston Communications Group (AE)                            4              67
Comcast Corp. Class A (AE)                                  2              57
Intrado, Inc. (AE)                                          5              48
Nextel Communications, Inc. Class A (AE)                   11             166

                                                          Select Growth Fund  97

SELECT GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nextel Partners, Inc. Class A (AE)                          3              19
Vodafone Group PLC - ADR                                    6             123
                                                                 ------------
                                                                          480
                                                                 ------------

TOTAL COMMON STOCKS
(cost $49,264)                                                         51,150
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.3%
Frank Russell Investment Company
   Money Market Fund                                    2,349           2,349
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                    500             499
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,848)                                                           2,848
                                                                 ------------

TOTAL INVESTMENTS - 100.2%
(identified cost $52,112)                                              53,998

OTHER ASSETS AND LIABILITIES
NET - (0.2%)                                                             (132)
                                                                 ------------

NET ASSETS - 100.0%                                                    53,866
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 06/03 (7)                              776               69

S&P Barra Growth Index
   expiration date 06/03 (10)                           1,182               69

S&P E-Mini Index
   expiration date 06/03 (6)                              275               14

S&P 500 Index
   expiration date 06/03 (3)                              687                1
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  152
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 98  Select Growth Fund

SELECT VALUE FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.6%
Auto and Transportation - 1.3%
Canadian National Railway Co.                               1              31
Harley-Davidson, Inc.                                       2              76
Lear Corp. (AE)                                             9             350
Roadway Corp.                                               2              59
Tidewater, Inc.                                             7             186
Union Pacific Corp.                                         2              96
                                                                 ------------
                                                                          798
                                                                 ------------

Consumer Discretionary - 9.0%
Abercrombie & Fitch Co. Class A (AE)                        4             122
Accenture, Ltd. Class A (AE)                                2              33
Advance Auto Parts (AE)                                     2              99
Allied Waste Industries, Inc. (AE)                         13             104
AnnTaylor Stores Corp. (AE)                                 3              78
AOL Time Warner, Inc. (AE)                                 25             346
Brinker International, Inc. (AE)                            8             238
Carnival Corp.                                              8             223
Clear Channel Communications, Inc. (AE)                     5             184
Federated Department Stores                                 7             224
Fox Entertainment Group, Inc. Class A (AE)                  6             160
Gannett Co., Inc.                                           5             375
GTECH Holdings Corp. (AE)                                   2              57
Hearst-Argyle Television, Inc. Class C (AE)                 5             108
Home Depot, Inc.                                           19             547
Kimberly-Clark Corp.                                        5             262
Liz Claiborne, Inc.                                         1              42
Michaels Stores, Inc. (AE)                                  6             172
Movado Group, Inc.                                          2              41
Nike, Inc. Class B                                          2              83
OfficeMax, Inc. (AE)                                        9              51
Reebok International, Ltd. (AE)                             3              84
Reed Elsevier PLC - ADR                                     7             215
Royal Caribbean Cruises, Ltd.                               6             119
Sears Roebuck and Co.                                       2              65
Staples, Inc. (AE)                                         10             188
Starwood Hotels & Resorts Worldwide, Inc.                   2              62
Take-Two Interactive Softwar (AE)                           1              27
Tribune Co.                                                 4             175
Viacom, Inc. Class B (AE)                                   8             357
Walt Disney Co.                                             9             168
Waste Management, Inc.                                     19             413
WPP Group PLC - ADR                                        11             385
                                                                 ------------
                                                                        5,807
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Staples - 4.2%
Altria Group, Inc.                                         18             538
Chiquita Brands International, Inc. (AE)                    5              66
Coca-Cola Enterprises, Inc.                                 7             144
Colgate-Palmolive Co.                                       1              61
Dean Foods Co. (AE)                                         6             266
Del Monte Foods Co. (AE)                                    2              13
Diageo PLC - ADR                                            2              84
Dial Corp. (The)                                            5             112
HJ Heinz Co.                                                4             123
JM Smucker Co. (The)                                        1              26
Kellogg Co.                                                13             423
Kroger Co. (AE)                                            10             138
Loews Corp. - Carolina Group                                3              48
PepsiCo, Inc.                                               6             243
Procter & Gamble Co.                                        4             352
Safeway, Inc. (AE)                                          5              88
                                                                 ------------
                                                                        2,725
                                                                 ------------

Financial Services - 32.2%
ACE, Ltd.                                                  15             490
Allstate Corp. (The)                                        8             311
American Express Co.                                       11             426
American International Group                                5             307
Astoria Financial Corp.                                     3              78
Automatic Data Processing                                   9             293
Bank of America Corp.                                      20           1,504
Bank One Corp.                                              1              36
Banknorth Group, Inc.                                       2              57
Bankunited Financial Corp. Class A (AE)                     4              70
Bear Stearns Cos., Inc. (The)                               4             267
Brown & Brown, Inc.                                         2              61
CBL & Associates Properties, Inc. (o)                       4             149
Chubb Corp.                                                 2              96
Citigroup, Inc.                                            51           2,005
Countrywide Financial Corp.                                 4             270
Cullen/Frost Bankers, Inc.                                  2              59
Dime Community Bancshares                                   4              96
Doral Financial Corp.                                       3             110
Equity Office Properties Trust (o)                          1              37
Fannie Mae                                                  8             591
First Data Corp.                                           12             475
FleetBoston Financial Corp.                                26             679
Franklin Resources, Inc.                                    7             258
Freddie Mac                                                13             769
Goldman Sachs Group, Inc.                                   7             496
Greater Bay Bancorp                                         3              40
H&R Block, Inc.                                             9             359
Hartford Financial Services Group, Inc.                     2              99

                                                           Select Value Fund  99

SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HSBC Holdings PLC - ADR                                     7             366
Innkeepers USA Trust (o)                                    9              66
JP Morgan Chase & Co.                                      10             288
Legg Mason, Inc.                                            2              98
Lehman Brothers Holdings, Inc.                              7             409
Lincoln National Corp.                                     10             316
Marsh & McLennan Cos., Inc.                                18             877
MBNA Corp.                                                 34             649
Mellon Financial Corp.                                     31             817
Mercury General Corp.                                       3             119
Merrill Lynch & Co., Inc.                                  10             394
Metlife, Inc.                                               8             228
MGIC Investment Corp.                                       7             314
Morgan Stanley                                             10             461
National City Corp.                                         6             184
National Commerce Financial Corp.                          11             216
RenaissanceRe Holdings, Ltd.                                1              44
Republic Bancorp, Inc.                                     10             129
Safeco Corp.                                                1              49
Sandy Spring Bancorp, Inc.                                  4             111
Simon Property Group, Inc. (o)                              5             173
SouthTrust Corp.                                            6             173
Sovereign Bancorp, Inc.                                    25             382
St Paul Cos                                                20             693
SunTrust Banks, Inc.                                        5             311
T Rowe Price Group, Inc.                                    3              95
Travelers Property Casualty Corp. (AE)                      2              58
Travelers Property Casualty Corp. Class A                  11             172
Triad Guaranty, Inc. (AE)                                   3             104
US Bancorp                                                 16             354
Wachovia Corp.                                             21             812
Wells Fargo & Co.                                          16             777
Whitney Holding Corp.                                       2              64
                                                                 ------------
                                                                       20,791
                                                                 ------------

Health Care - 10.1%
Abbott Laboratories                                         3             103
AdvancePCS (AE)                                             8             237
Biogen, Inc. (AE)                                          18             676
Bristol-Myers Squibb Co.                                   20             511
Cobalt Corp. (AE)                                           4              63
CR Bard, Inc.                                               1              57
Edwards Lifesciences Corp. (AE)                             2              58
Eli Lilly & Co.                                             2             137
Genzyme Corp.-General Division (AE)                        10             387
Guidant Corp.                                              16             612
HCA, Inc.                                                   9             273
Johnson & Johnson                                           4             234
Mid Atlantic Medical Services (AE)                          1              61

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Novartis AG - ADR                                           5             205
Pfizer, Inc.                                               36           1,114
Priority Healthcare Corp. Class B (AE)                      2              50
Quest Diagnostics (AE)                                      3             191
Schering-Plough Corp.                                      12             224
Tenet Healthcare Corp. (AE)                                19             282
Watson Pharmaceuticals, Inc. (AE)                           3              99
WellPoint Health Networks (AE)                              7             501
Wyeth                                                      10             448
                                                                 ------------
                                                                        6,523
                                                                 ------------

Integrated Oils - 5.4%
BP PLC - ADR                                                9             339
ChevronTexaco Corp.                                        11             690
ConocoPhillips                                             17             840
Exxon Mobil Corp.                                          39           1,387
Total Fina Elf SA - ADR                                     1              53
Unocal Corp.                                                6             172
                                                                 ------------
                                                                        3,481
                                                                 ------------

Materials and Processing - 8.1%
Air Products & Chemicals, Inc.                              5             220
Alcoa, Inc.                                                25             566
Archer-Daniels-Midland Co.                                 22             242
Bemis Co.                                                   2              91
Bowater, Inc.                                               2              85
Chicago Bridge & Iron Co. NV                                2              42
Dow Chemical Co. (The)                                     16             508
Du Pont EI de Nemours & Co.                                12             519
International Paper Co.                                    18             654
Lyondell Chemical Co.                                       3              41
Newmont Mining Corp.                                       11             297
Phelps Dodge Corp. (AE)                                     3              99
Placer Dome, Inc.                                           5              49
PPG Industries, Inc.                                        4             212
Praxair, Inc.                                               2              92
Rohm & Haas Co.                                            12             411
Schulman (A.), Inc.                                         5              80
Silgan Holdings, Inc. (AE)                                  4             101
Smurfit-Stone Container Corp. (AE)                          7              97
Syngenta AG Class R - ADR                                  22             228
Weyerhaeuser Co. Series O                                  12             575
                                                                 ------------
                                                                        5,209
                                                                 ------------

Miscellaneous - 1.2%
3M Co.                                                     --              35
Eaton Corp.                                                 2             164
Tyco International, Ltd.                                   35             544
                                                                 ------------
                                                                          743
                                                                 ------------

 100  Select Value Fund

SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Other Energy - 2.9%
Anadarko Petroleum Corp.                                   11             501
Apache Corp.                                               --               4
Baker Hughes, Inc.                                          4              99
Devon Energy Corp.                                          6             281
ENSCO International, Inc.                                   7             185
Equitable Resources, Inc.                                   1              38
Noble Corp. (AE)                                            5             161
Schlumberger, Ltd.                                          6             231
Sunoco, Inc.                                                5             197
Valero Energy Corp.                                         5             173
                                                                 ------------
                                                                        1,870
                                                                 ------------

Producer Durables - 6.8%
AGCO Corp. (AE)                                             2              35
American Power Conversion (AE)                             15             229
AO Smith Corp.                                              4             113
Caterpillar, Inc.                                           2              98
Deere & Co.                                                20             888
Lennar Corp. Class A                                        6             336
Lockheed Martin Corp.                                       7             345
Nokia OYJ - ADR                                             4              73
Northrop Grumman Corp.                                     10             844
Pall Corp.                                                 18             372
Teradyne, Inc. (AE)                                        17             193
United Defense Industries, Inc. (AE)                        4              90
United Technologies Corp.                                  11             705
Waters Corp. (AE)                                           3              79
                                                                 ------------
                                                                        4,400
                                                                 ------------
Technology - 5.5%
Amdocs, Ltd. (AE)                                          19             341
Analog Devices, Inc. (AE)                                   9             301
Cadence Design Systems, Inc. (AE)                          27             303
Cisco Systems, Inc. (AE)                                    7             102
EMC Corp. (AE)                                             31             282
General Dynamics Corp.                                      3             174
Intel Corp.                                                20             371
International Business Machines Corp.                       6             518
Marvell Technology Group, Ltd. (AE)                         2              46
Microsoft Corp.                                             6             156
Motorola, Inc.                                             16             123
Motorola, Inc.                                              3              83
Nvidia Corp. (AE)                                           2              30
Rockwell Automation, Inc.                                  16             367
Scientific-Atlanta, Inc. Class C                            4              65
Texas Instruments, Inc.                                     8             145

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Western Digital Corp. (AE)                                 12             107
Zoran Corp. (AE)                                            3              50
                                                                 ------------
                                                                        3,564
                                                                 ------------

Utilities - 7.9%
AT&T Corp.                                                  7             122
AT&T Wireless Services, Inc. (AE)                          37             241
BellSouth Corp.                                            17             446
Cascade Natural Gas Corp.                                   4              84
Comcast Corp. Class A (AE)                                  9             291
Duke Energy Corp.                                          10             169
Edison International (AE)                                  21             299
Energen Corp.                                               3              82
Energy East Corp.                                           6             102
Exelon Corp.                                                7             355
FPL Group, Inc.                                             3             203
Great Plains Energy, Inc.                                   4             107
KeySpan Corp.                                               5             160
National Fuel Gas Co.                                       6             135
Nextel Communications, Inc. Class A (AE)                    5              67
NSTAR                                                       5             211
Otter Tail Corp.                                            3              93
PPL Corp.                                                  11             382
SBC Communications, Inc.                                   21             492
TXU Corp.                                                   5             106
Verizon Communications, Inc.                               16             587
Vodafone Group PLC - ADR                                   16             320
WGL Holdings, Inc.                                          2              66
                                                                 ------------
                                                                        5,120
                                                                 ------------

TOTAL COMMON STOCKS
(cost $61,000)                                                         61,031
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.0%
Chubb Corp.                                                 1              17
                                                                 ------------

Technology - 0.1%
Northrop Grumman Corp. (AE)                                --              44
                                                                 ------------

Utilities - 0.1%
TXU Corp. (AE)                                              2              67
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $172)                                                               128
                                                                 ------------

                                                          Select Value Fund  101

SELECT VALUE FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.5%
Frank Russell Investment Company
   Money Market Fund                                    3,067           3,067
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                    500             499
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,566)                                                           3,566
                                                                 ------------

TOTAL INVESTMENTS - 100.3%
  (identified cost $64,738)                                            64,725

OTHER ASSETS AND LIABILITIES
NET - (0.3%)                                                             (172)
                                                                 ------------

NET ASSETS - 100.0%                                                    64,553
                                                                 ============


                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 06/03 (20)                           2,203             225

S&P E-Mini Index
   expiration date 06/03 (11)                             504              18

S&P 500 Index
   expiration date 06/03 (5)                            1,145              32
                                                                 ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 275
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 102  Select Value Fund

                  This page has been intentionally left blank.

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                        EQUITY I           EQUITY II           EQUITY III           EQUITY Q
                                                          FUND                FUND                FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                     $        626,820    $        645,910    $         46,544    $       1,362,096
---------------------------------------------------------------------------------------------------------------------------------
Investments, at market****                                   669,879             707,486              46,631            1,428,017
Repurchase agreements***                                          --                  --                  --                   --
Cash                                                             122                 409                  --                   --
Foreign currency holdings*                                        --                  --                  --                   --
Unrealized appreciation on foreign currency
   exchange contracts                                             --                  --                  --                   --
Receivables:
      Dividends and interest                                     719                 472                  75                1,509
      Investments sold                                         8,334               6,202                 403               43,631
      Fund shares sold                                         2,248               1,292                  15                2,490
      Foreign taxes recoverable                                   --                  --                  --                   --
      From Advisor                                                --                  --                  --                   --
      Daily variation margin on futures
         contracts                                                 8                 172                   4                   84
Prepaid expenses                                                  --                  --                  --                   --
Investment of securities lending collateral in
   money market funds, at cost and market value               27,281              97,773                  --              103,912
Unrealized appreciation on index swap contracts                   --                  --                  --                   --
Interest rate swap contracts, at market
   value*****                                                     --                  --                  --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Total assets                                                 708,591             813,806              47,128            1,579,643
                                                    ----------------    ----------------    ----------------    -----------------

LIABILITIES
Payables:
      Due to Custodian                                            --                  --                  --                   --
      Investments purchased                                    8,938               7,214                 468               13,254
      Fund shares redeemed                                       851                 654                  62                1,284
      Accrued fees to affiliates                                 413                 550                  41                  818
      Other accrued expenses                                      71                  42                  14                   17
      Daily variation margin on futures
         contracts                                                --                  --                  --                   --
Unrealized depreciation on foreign currency
   exchange contracts                                             --                  --                  --                   --
Options written, at market value**                                --                  --                  --                   --
Payable upon return of securities loaned                      27,281              97,773                  --              103,912
Unrealized depreciation on index swap contracts                   --                  --                  --                   --
Interest rate swap contracts, at market
   value*****                                                     --                  --                  --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Total liabilities                                             37,554             106,233                 585              119,285
                                                    ----------------    ----------------    ----------------    -----------------

NET ASSETS                                          $        671,037    $        707,573    $         46,543    $       1,460,358
                                                    ================    ================    ================    =================
Net Assets Consist of:
Undistributed/(overdistributed) net investment
   income                                           $            385    $             21    $            (33)   $             974
Accumulated net realized gain (loss)                        (142,015)            (82,997)             (8,288)            (298,082)
Unrealized appreciation (depreciation) on:
      Investments                                             43,059              61,576                  87               65,921
      Futures contracts                                        2,340               2,844                 136                1,621
      Options written                                             --                  --                  --                   --
      Index swap contracts                                        --                  --                  --                   --
      Interest rate swap contracts                                --                  --                  --                   --
      Foreign currency-related transactions                       --                  --                  --                   --
Shares of beneficial interest                                    304                 259                  24                  562
Additional paid-in capital                                   766,964             725,870              54,617            1,689,362
                                                    ----------------    ----------------    ----------------    -----------------
NET ASSETS                                          $        671,037    $        707,573    $         46,543    $       1,460,358
                                                    ================    ================    ================    =================

See accompanying notes which are an integral part of the financial statements.

 104  Frank Russell Investment Company Institutional Funds

    INTERNATIONAL    FIXED INCOME I   FIXED INCOME III      EMERGING        REAL ESTATE       SHORT TERM         SELECT
         FUND             FUND              FUND          MARKETS FUND    SECURITIES FUND     BOND FUND       GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
    $      994,241   $    1,486,472    $      358,529    $      300,169   $      603,114    $      911,648   $       52,112
---------------------------------------------------------------------------------------------------------------------------
           943,912        1,533,066           368,040           305,128          695,030           926,100           53,998
                --            1,000                --                --               --                --               --
                --            1,000                --               404               --               238              101
             7,951              324               175             2,310               --                28               --
             4,070               --                --               969               --                --               --
             4,773           11,717             2,823             1,508              404             7,426               11
             5,432          161,653            44,344             1,387            1,978             7,307              773
             1,929              751               414               481            1,266             1,997               27
               716               --                --                --               --                --               --
                --               --                --                --               53                --               10
               201               56                29                 8               --                26               --
                --               --                --                --               --                46               --
            40,021          129,001            15,686                --           38,165                --              380
                --               --               495                --               --                --               --
                --               --                 6                --               --                --               --
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
         1,009,005        1,838,568           432,012           312,195          736,896           943,168           55,300
    --------------   --------------    --------------    --------------   --------------    --------------   --------------

                --               --               483                --               --                --               --
             9,707          459,732           118,845             3,296            1,616            32,846              884
             2,966            1,418               584             2,571            1,015             4,200               87
               662              327               186               595              903               454               56
               261                2                44               156               34                45               15
                --               --               162                --               --                --               12
             1,637              256               154               252               --               173               --
             1,219               49               404               666               --                30               --
            40,021          129,001            15,686                --           38,165                --              380
                --               --                --                --               --                --               --
                --               --                39                --               --                --               --
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
            56,473          590,785           136,587             7,536           41,733            37,748            1,434
    --------------   --------------    --------------    --------------   --------------    --------------   --------------

    $      952,532   $    1,247,783    $      295,425    $      304,659   $      695,163    $      905,420   $       53,866
    ==============   ==============    ==============    ==============   ==============    ==============   ==============
    $        3,007   $        2,322    $         (988)   $       (1,801)  $        1,256    $       (2,032)  $         (104)
          (305,614)          19,491              (550)         (162,647)          23,397            (6,481)         (32,020)
           (50,329)          46,594             9,511             4,959           91,916            14,452            1,886
             3,979              234               (97)             (486)              --                25              152
              (253)              70               (87)              (17)              --                24               --
                --               --               495                --               --                --               --
                --               --               (25)               --               --                --               --
             2,712             (544)             (170)              727               --              (346)              --
               387              560               280               387              237               474               96
         1,298,643        1,179,056           287,056           463,537          578,357           899,304           83,856
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
    $      952,532   $    1,247,783    $      295,425    $      304,659   $      695,163    $      905,420   $       53,866
    ==============   ==============    ==============    ==============   ==============    ==============   ==============

          SELECT
        VALUE FUND
---
     $         64,738
--------------------------------------
               64,725
                   --
                   --
                   --
                   --
                  188
                1,029
                   12
                   --
                    8
                    8
                   --
                    5
                   --
                   --
     ----------------
               65,975
     ----------------
                   --
                  972
                  374
                   62
                    9
                   --
                   --
                   --
                    5
                   --
                   --
     ----------------
                1,422
     ----------------
     $         64,553
     ================
     $             32
              (20,323)
                  (13)
                  275
                   --
                   --
                   --
                   --
                   84
               84,498
     ----------------
     $         64,553
     ================

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  105

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

                                                        EQUITY I           EQUITY II           EQUITY III           EQUITY Q
                                                          FUND                FUND                FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE:
    Net asset value per share: Class C******        $             --    $             --    $             --    $              --
       Class C - Net assets                         $             --    $             --    $             --    $              --
       Class C - Shares outstanding ($.01 par
          value)                                                  --                  --                  --                   --
    Net asset value per share: Class E******        $          22.06    $          27.29    $          19.49    $           25.99
       Class E - Net assets                         $     24,458,175    $     35,074,940    $      1,964,655    $      31,146,306
       Class E - Shares outstanding ($.01 par
          value)                                           1,108,590           1,285,131             100,823            1,198,624
    Net asset value per share: Class I******        $          22.04    $          27.32    $          19.49    $           25.98
       Class I - Net assets                         $    558,513,388    $    490,005,408    $     44,578,151    $     800,323,035
       Class I - Shares outstanding ($.01 par
          value)                                          25,339,432          17,937,308           2,287,138           30,806,357
    Net asset value per share: Class S******        $             --    $             --    $             --    $              --
       Class S - Net assets                         $             --    $             --    $             --    $              --
       Class S - Shares outstanding ($.01 par
          value)                                                  --                  --                  --                   --
    Net asset value per share: Class Y******        $          22.04    $          27.33    $             --    $           25.98
       Class Y - Net assets                         $     88,065,380    $    182,492,287    $             --    $     628,888,800
       Class Y - Shares outstanding ($.01 par
          value)                                           3,996,000           6,678,285                  --           24,209,294
---------------------------------------------------------------------------------------------------------------------------------
Amounts in thousands
       *     Foreign currency holdings - cost       $             --    $             --    $             --    $              --
       **    Premiums received on options
          written                                   $             --    $             --    $             --    $              --
       ***   Repurchase agreements - cost           $             --    $             --    $             --    $              --
       ****  Securities on loan included in
          investments                               $         27,909    $         94,858    $             --    $         101,912
       ***** Interest rate swap contracts -
          premiums paid (received)                  $             --    $             --    $             --    $              --
       ******Net asset value per share equals
       class level net assets divided by class
       level shares of beneficial interest
       outstanding.

See accompanying notes which are an integral part of the financial statements.

 106  Frank Russell Investment Company Institutional Funds

    INTERNATIONAL    FIXED INCOME I   FIXED INCOME III      EMERGING        REAL ESTATE       SHORT TERM         SELECT
         FUND             FUND              FUND          MARKETS FUND    SECURITIES FUND     BOND FUND       GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
    $           --   $           --    $           --    $         7.66   $        28.92    $        19.07   $         5.49
    $           --   $           --    $           --    $    6,797,728   $   20,881,391    $   30,811,676   $    1,573,727
                --               --                --           887,337          722,143         1,615,292          286,657
    $        24.65   $        22.30    $        10.56    $         7.86   $        29.15    $        19.13   $         5.60
    $   15,678,117   $   29,468,240    $    6,629,912    $    7,214,503   $   11,775,186    $   18,764,479   $    3,005,287
           636,050        1,321,374           627,966           918,213          403,911           980,753          537,034
    $        24.63   $        22.29    $        10.54    $           --   $           --    $           --   $         5.65
    $  519,133,221   $  710,575,476    $  288,795,300    $           --   $           --    $           --   $   22,691,881
        21,079,161       31,875,328        27,408,715                --               --                --        4,018,945
    $           --   $           --    $           --    $         7.87   $        29.37    $        19.11   $         5.63
    $           --   $           --    $           --    $  290,646,810   $  662,506,049    $  855,843,539   $   26,595,588
                --               --                --        36,931,293       22,560,783        44,795,280        4,720,149
    $        24.62   $        22.30    $           --    $           --   $           --    $           --   $           --
    $  417,720,712   $  507,739,204    $           --    $           --   $           --    $           --   $           --
        16,963,971       22,767,100                --                --               --                --               --

    $        7,792   $          314    $          171    $        2,309   $           --    $           28   $           --
    $          965   $          119    $          317    $          649   $           --    $           54   $           --
    $           --   $        1,000    $           --    $           --   $           --    $           --   $           --
    $       37,313   $      126,370    $       15,415    $           --   $       40,388    $           --   $          352
    $           --   $           --    $           (8)   $           --   $           --    $           --   $           --

          SELECT
        VALUE FUND
---------------------
     $           7.61
     $      2,349,543
              308,797
     $           7.67
     $      3,518,228
              458,787
     $           7.67
     $     26,896,319
            3,505,358
     $           7.66
     $     31,789,092
            4,148,609
     $             --
     $             --
                   --
     $             --
     $             --
     $             --
     $              5
     $             --

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  107

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                        EQUITY I           EQUITY II           EQUITY III           EQUITY Q
                                                          FUND                FUND                FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                     $          5,302    $          3,742    $            529    $          12,243
      Dividends from Money Market Fund                           181                 225                  11                  248
      Interest                                                    24                  23                   2                   30
      Securities Lending Income                                   10                  84                  --                   30
      Less foreign taxes withheld                                 --                  --                  --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Total investment income                                        5,517               4,074                 542               12,551
                                                    ----------------    ----------------    ----------------    -----------------

EXPENSES
      Advisory fees                                            1,788               2,276                 128                3,836
      Administrative fees - Class C                               --                  --                  --                   --
      Administrative fees - Class E                                6                   8                  --                    7
      Administrative fees - Class I                              141                 116                  11                  204
      Administrative fees - Class S                               --                  --                  --                   --
      Administrative fees - Class Y                                1                   1                  --                    5
      Custodian fees                                             258                 245                  97                  305
      Distribution fees - Class C                                 --                  --                  --                   --
      Transfer agent fees                                         --                  --                  --                   --
      Transfer agent fees - Class C                               --                  --                  --                   --
      Transfer agent fees - Class E                                4                   4                   1                    4
      Transfer agent fees - Class I                              149                 234                  25                  245
      Transfer agent fees - Class S                               --                  --                  --                   --
      Transfer agent fees - Class Y                               --                  --                  --                    1
      Professional fees                                           22                  16                   4                   32
      Registration fees                                           19                  28                  14                   58
      Shareholder servicing fees - Class C                        --                  --                  --                   --
      Shareholder servicing fees - Class E                        29                  40                   2                   37
      Trustees' fees                                              11                  10                   8                   13
      LifePoints(R) funds fees                                    --                  --                  --                   --
      Miscellaneous                                               28                  31                  14                   36
                                                    ----------------    ----------------    ----------------    -----------------
      Expenses before reductions                               2,456               3,009                 304                4,783
      Expense reductions                                          --                  --                  --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Net expenses                                                   2,456               3,009                 304                4,783
                                                    ----------------    ----------------    ----------------    -----------------
Net investment income (loss)                                   3,061               1,065                 238                7,768
                                                    ----------------    ----------------    ----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                            (35,859)            (28,419)             (2,937)             (90,386)
      Futures contracts                                       (1,511)             (1,981)                  6               (2,516)
      Options written                                             --                  --                  --                   --
      Index swap contracts                                        --                  --                  --                   --
      Interest rate swap contracts                                --                  --                  --                   --
      Foreign currency-related transactions                       --                  --                  --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Net realized gain (loss)                                     (37,370)            (30,400)             (2,931)             (92,902)
                                                    ----------------    ----------------    ----------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
      Investments                                             52,086              74,090               4,989              148,935
      Futures contracts                                        2,546               3,134                  77                2,325
      Options written                                             --                  --                  --                   --
      Index swap contracts                                        --                  --                  --                   --
      Interest rate swap contracts                                --                  --                  --                   --
      Foreign currency-related transactions                       --                  --                  --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Net change in unrealized appreciation
   (depreciation)                                             54,632              77,224               5,066              151,260
                                                    ----------------    ----------------    ----------------    -----------------
Net realized and unrealized gain (loss)                       17,262              46,824               2,135               58,358
                                                    ----------------    ----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                       $         20,323    $         47,889    $          2,373    $          66,126
                                                    ================    ================    ================    =================

See accompanying notes which are an integral part of the financial statements.

 108  Frank Russell Investment Company Institutional Funds

    INTERNATIONAL    FIXED INCOME I   FIXED INCOME III      EMERGING        REAL ESTATE       SHORT TERM         SELECT
         FUND             FUND              FUND          MARKETS FUND    SECURITIES FUND     BOND FUND       GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
    $       12,210   $           29    $           55    $        4,442   $       21,033    $           --   $          124
               383              825               418                79              186               428               20
               109           25,147             6,451                30               --            12,965                3
                46              110                15                --               18                --               --
            (1,519)              --                --              (525)              --                --               --
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
            11,229           26,111             6,939             4,026           21,237            13,393              147
    --------------   --------------    --------------    --------------   --------------    --------------   --------------

             3,201            1,538               746             1,632            2,592             1,607              196
                --               --                --                 1                4                 6               --
                 4                7                 2                 2                3                 4                1
               127              176                73                --               --                --                5
                --               --                --                66              154               163                6
                 3                4                --                --               --                --               --
             1,206              393               228               682              140               213              121
                --               --                --                22               68                85                6
                --               --                --               679               --               133               --
                --               --                --                --               52                --                1
                 3                5                 1                --               30                --                1
               159               92                91                --               --                --               15
                --               --                --                --              777                --               13
                 1                1                --                --               --                --               --
                41               37                 6                30               17                15                7
                25               35                15                16               28                37               23
                --               --                --                 7               22                28                2
                19               37                 8                 8               14                22                3
                11               12                 9                14               10                 9                4
                --               --                --                69               91               195               --
                54               29                12                33               33                19               13
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
             4,854            2,366             1,191             3,261            4,035             2,536              417
                (1)              (6)               (2)               (1)             (53)             (475)            (166)
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
             4,853            2,360             1,189             3,260            3,982             2,061              251
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
             6,376           23,751             5,750               766           17,255            11,332             (104)
    --------------   --------------    --------------    --------------   --------------    --------------   --------------

           (47,070)          23,417             7,209            (3,552)         (10,904)            5,012           (2,735)
            (9,384)            (633)               36              (572)              --                20              177
              (821)               1               200            (1,451)              --                --               --
                --               --               941                --               --                --               --
                --               --              (402)               --               --               716               --
             4,051           (2,939)             (271)              273               --              (871)              --
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
           (53,224)          19,846             7,713            (5,302)         (10,904)            4,877           (2,558)
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
            54,079           11,329             5,917            21,783           66,470             1,969            5,506
             3,934              418               (30)             (383)              --                25               68
                37               70              (196)              655               --                24               --
                --               --               510                --               --                --               --
                --               --               241                --               --              (740)              --
             1,884             (142)             (129)              789               --              (239)              --
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
            59,934           11,675             6,313            22,844           66,470             1,039            5,574
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
             6,710           31,521            14,026            17,542           55,566             5,916            3,016
    --------------   --------------    --------------    --------------   --------------    --------------   --------------
    $       13,086   $       55,272    $       19,776    $       18,308   $       72,821    $       17,248   $        2,912
    ==============   ==============    ==============    ==============   ==============    ==============   ==============

          SELECT
        VALUE FUND
---
     $            664
                   27
                    3
                   --
                   --
     ----------------
                  694
     ----------------
                  245
                    1
                    1
                    8
                    8
                   --
                  103
                    8
                   --
                    1
                    1
                   18
                   12
                   --
                   13
                   21
                    3
                    4
                    5
                   --
                   10
     ----------------
                  462
                 (132)
     ----------------
                  330
     ----------------
                  364
     ----------------
               (5,116)
                   17
                   --
                   --
                   --
                   --
     ----------------
               (5,099)
     ----------------
                6,294
                  212
                   --
                   --
                   --
                   --
     ----------------
                6,506
     ----------------
                1,407
     ----------------
     $          1,771
     ================

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  109

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                       EQUITY I                            EQUITY II
                                                                         FUND                                 FUND
                                                           --------------------------------    ----------------------------------
                                                             SIX MONTHS       FISCAL YEAR        SIX MONTHS        FISCAL YEAR
                                                               ENDED             ENDED             ENDED              ENDED
                                                           APRIL 30, 2003     OCTOBER 31,      APRIL 30, 2003      OCTOBER 31,
                                                            (UNAUDITED)           2002          (UNAUDITED)            2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                         $        3,061    $        6,229    $        1,065    $          2,176
      Net realized gain (loss)                                    (37,370)         (100,308)          (30,400)            (36,809)
      Net change in unrealized appreciation
         (depreciation)                                            54,632            (5,234)           77,224             (30,189)
                                                           --------------    --------------    --------------    ----------------
Net increase (decrease) in net assets from operations              20,323           (99,313)           47,889             (64,822)
                                                           --------------    --------------    --------------    ----------------

DISTRIBUTIONS
      From net investment income
         Class C                                                       --                --                --                  --
         Class E                                                      (72)             (159)              (96)                (73)
         Class I                                                   (2,313)           (5,948)           (2,198)             (2,653)
         Class S                                                       --                --                --                  --
         Class Y                                                     (291)             (574)             (926)               (468)
      From net realized gain
         Class E                                                       --                --                --                  --
         Class I                                                       --                --                --                  --
         Class Y                                                       --                --                --                  --
      Tax return of capital
         Class E                                                       --               (61)               --                  --
         Class I                                                       --            (2,294)               --                  --
         Class Y                                                       --              (221)               --                  --
                                                           --------------    --------------    --------------    ----------------
Net decrease in net assets from distributions                      (2,676)           (9,257)           (3,220)             (3,194)
                                                           --------------    --------------    --------------    ----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
         transactions                                             (12,134)         (216,535)           25,307             (35,628)
                                                           --------------    --------------    --------------    ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                         5,513          (325,105)           69,976            (103,644)

NET ASSETS
      Beginning of period                                         665,524           990,629           637,597             741,241
                                                           --------------    --------------    --------------    ----------------

      End of period                                        $      671,037    $      665,524    $      707,573    $        637,597
                                                           ==============    ==============    ==============    ================

      Undistributed (overdistributed) net investment
         income included in net assets                     $          385    $           --    $           21    $          2,176

See accompanying notes which are an integral part of the financial statements.

 110  Frank Russell Investment Company Institutional Funds

                                                                                 EQUITY III                 EQUITY Q
                                                                                    FUND                      FUND
                                                                       -------------------------------   --------------
                                                                         SIX MONTHS      FISCAL YEAR       SIX MONTHS
                                                                           ENDED            ENDED            ENDED
                                                                       APRIL 30, 2003    OCTOBER 31,     APRIL 30, 2003
                                                                        (UNAUDITED)          2002         (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------

                                                                       $          238   $          577   $        7,768
                                                                               (2,931)          (2,789)         (92,902)
                                                                                5,066           (6,418)         151,260
                                                                       --------------   --------------   --------------
                                                                                2,373           (8,630)          66,126
                                                                       --------------   --------------   --------------

                                                                                   --               --               --
                                                                                  (10)             (25)            (109)
                                                                                 (261)            (730)          (3,823)
                                                                                   --               --               --
                                                                                   --               --           (2,862)
                                                                                   --               --               --
                                                                                   --               --               --
                                                                                   --               --               --
                                                                                   --               --               --
                                                                                   --               --               --
                                                                                   --               --               --
                                                                       --------------   --------------   --------------
                                                                                 (271)            (755)          (6,794)
                                                                       --------------   --------------   --------------

                                                                               (5,102)         (20,621)          14,439
                                                                       --------------   --------------   --------------

                                                                               (3,000)         (30,006)          73,771

                                                                               49,543           79,549        1,386,587
                                                                       --------------   --------------   --------------

                                                                       $       46,543   $       49,543   $    1,460,358
                                                                       ==============   ==============   ==============

                                                                       $          (33)  $           --   $          974

                                                                           EQUITY Q               INTERNATIONAL
                                                                             FUND                     FUND
                                                                        --------------   -------------------------------
                                                                         FISCAL YEAR       SIX MONTHS      FISCAL YEAR
                                                                            ENDED            ENDED            ENDED
                                                                         OCTOBER 31,     APRIL 30, 2003    OCTOBER 31,
                                                                             2002         (UNAUDITED)          2002
----------------------------------------------------------------------
                                                                        $       12,916   $        6,376   $       10,433
                                                                              (169,706)         (53,224)        (127,338)
                                                                              (104,583)          59,934          (10,658)
                                                                        --------------   --------------   --------------
                                                                              (261,373)          13,086         (127,563)
                                                                        --------------   --------------   --------------
                                                                                    --               --               --
                                                                                  (149)            (242)             (29)
                                                                                (9,534)          (9,263)          (2,701)
                                                                                    --               --               --
                                                                                (5,436)          (7,407)          (1,846)
                                                                                    --               --               --
                                                                                    --               --               --
                                                                                    --               --               --
                                                                                    --               --               --
                                                                                    --               --               --
                                                                                    --               --               --
                                                                        --------------   --------------   --------------
                                                                               (15,119)         (16,912)          (4,576)
                                                                        --------------   --------------   --------------
                                                                               201,412           20,647            2,942
                                                                        --------------   --------------   --------------
                                                                               (75,080)          16,821         (129,197)
                                                                             1,461,667          935,711        1,064,908
                                                                        --------------   --------------   --------------
                                                                        $    1,386,587   $      952,532   $      935,711
                                                                        ==============   ==============   ==============
                                                                        $           --   $        3,007   $       13,543

                                                                                 FIXED INCOME I
                                                                                      FUND
                                                                        ---------------------------------
                                                                          SIX MONTHS       FISCAL YEAR
                                                                            ENDED             ENDED
                                                                        APRIL 30, 2003     OCTOBER 31,
                                                                         (UNAUDITED)           2002
----------------------------------------------------------------------
                                                                        $       23,751   $         56,187
                                                                                19,846             26,585
                                                                                11,675            (14,655)
                                                                        --------------   ----------------
                                                                                55,272             68,117
                                                                        --------------   ----------------
                                                                                    --                 --
                                                                                  (490)            (1,294)
                                                                               (12,812)           (36,529)
                                                                                    --                 --
                                                                                (9,247)           (23,324)
                                                                                  (593)              (419)
                                                                               (14,449)           (10,093)
                                                                               (10,087)            (4,763)
                                                                                    --                 --
                                                                                    --                 --
                                                                                    --                 --
                                                                        --------------   ----------------
                                                                               (47,678)           (76,422)
                                                                        --------------   ----------------
                                                                                (7,092)          (127,047)
                                                                        --------------   ----------------
                                                                                   502           (135,352)
                                                                             1,247,281          1,382,633
                                                                        --------------   ----------------
                                                                        $    1,247,783   $      1,247,281
                                                                        ==============   ================
                                                                        $        2,322   $          1,120

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  111

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                   FIXED INCOME III                     EMERGING MARKETS
                                                                         FUND                                 FUND
                                                           --------------------------------    ----------------------------------
                                                             SIX MONTHS       FISCAL YEAR        SIX MONTHS        FISCAL YEAR
                                                               ENDED             ENDED             ENDED              ENDED
                                                           APRIL 30, 2003     OCTOBER 31,      APRIL 30, 2003      OCTOBER 31,
                                                            (UNAUDITED)           2002          (UNAUDITED)            2002
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                         $        5,750    $       15,292    $          766    $           (120)
      Net realized gain (loss)                                      7,713             6,229            (5,302)            (24,800)
      Net change in unrealized appreciation
         (depreciation)                                             6,313           (10,139)           22,844              43,973
                                                           --------------    --------------    --------------    ----------------
Net increase (decrease) in net assets from operations              19,776            11,382            18,308              19,053
                                                           --------------    --------------    --------------    ----------------

DISTRIBUTIONS
      From net investment income
         Class C                                                       --                --                --                  --
         Class E                                                     (143)             (340)              (10)                 --
         Class I                                                   (6,604)          (22,328)               --                  --
         Class S                                                       --                --            (1,302)               (663)
         Class Y                                                       --                --                --                  --
      From net realized gain
         Class E                                                       --                --                --                  --
         Class I                                                       --                --                --                  --
         Class Y                                                       --                --                --                  --
      Tax return of capital
         Class E                                                       --                --                --                  --
         Class I                                                       --                --                --                  --
         Class Y                                                       --                --                --                  --
                                                           --------------    --------------    --------------    ----------------
Net decrease in net assets from distributions                      (6,747)          (22,668)           (1,312)               (663)
                                                           --------------    --------------    --------------    ----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
         transactions                                             (30,066)         (114,730)           12,428             (25,977)
                                                           --------------    --------------    --------------    ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                       (17,037)         (126,016)           29,424              (7,587)

NET ASSETS
      Beginning of period                                         312,462           438,478           275,235             282,822
                                                           --------------    --------------    --------------    ----------------

      End of period                                        $      295,425    $      312,462    $      304,659    $        275,235
                                                           ==============    ==============    ==============    ================

      Undistributed (overdistributed) net investment
         income included in net assets                     $         (988)   $            9    $       (1,801)   $         (1,255)

See accompanying notes which are an integral part of the financial statements.

 112  Frank Russell Investment Company Institutional Funds

                                                                                 REAL ESTATE               SHORT TERM
                                                                               SECURITIES FUND             BOND FUND
                                                                       -------------------------------   --------------
                                                                         SIX MONTHS      FISCAL YEAR       SIX MONTHS
                                                                           ENDED            ENDED            ENDED
                                                                       APRIL 30, 2003    OCTOBER 31,     APRIL 30, 2003
                                                                        (UNAUDITED)          2002         (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------

                                                                       $       17,255   $       32,119   $       11,332
                                                                              (10,904)          49,018            4,877
                                                                               66,470          (51,182)           1,039
                                                                       --------------   --------------   --------------
                                                                               72,821           29,955           17,248
                                                                       --------------   --------------   --------------

                                                                                 (394)            (552)            (335)
                                                                                 (274)            (658)            (322)
                                                                                   --               --               --
                                                                              (15,331)         (38,630)         (12,607)
                                                                                   --               --               --
                                                                                   --               --               --
                                                                                   --               --               --
                                                                                   --               --               --
                                                                                   --               --               --
                                                                                   --               --               --
                                                                                   --               --               --
                                                                       --------------   --------------   --------------
                                                                              (15,999)         (39,840)         (13,264)
                                                                       --------------   --------------   --------------

                                                                               13,835            9,978          267,831
                                                                       --------------   --------------   --------------

                                                                               70,657               93          271,815

                                                                              624,506          624,413          633,605
                                                                       --------------   --------------   --------------

                                                                       $      695,163   $      624,506   $      905,420
                                                                       ==============   ==============   ==============

                                                                       $        1,256   $           --   $       (2,032)

                                                                          SHORT TERM                 SELECT
                                                                          BOND FUND                GROWTH FUND
                                                                        --------------   -------------------------------
                                                                         FISCAL YEAR       SIX MONTHS      FISCAL YEAR
                                                                            ENDED            ENDED            ENDED
                                                                         OCTOBER 31,     APRIL 30, 2003    OCTOBER 31,
                                                                             2002         (UNAUDITED)          2002
----------------------------------------------------------------------
                                                                        $       21,381   $         (104)  $         (209)
                                                                                 2,799           (2,558)         (12,307)
                                                                                 1,453            5,574              465
                                                                        --------------   --------------   --------------
                                                                                25,633            2,912          (12,051)
                                                                        --------------   --------------   --------------
                                                                                  (285)              --               --
                                                                                  (774)              --               --
                                                                                    --               --               --
                                                                               (22,428)              --               --
                                                                                    --               --               --
                                                                                    --               --               --
                                                                                    --               --               --
                                                                                    --               --               --
                                                                                    --               --               --
                                                                                    --               --               --
                                                                                    --               --               --
                                                                        --------------   --------------   --------------
                                                                               (23,487)              --               --
                                                                        --------------   --------------   --------------
                                                                               210,928            4,259            9,899
                                                                        --------------   --------------   --------------
                                                                               213,074            7,171           (2,152)
                                                                               420,531           46,695           48,847
                                                                        --------------   --------------   --------------
                                                                        $      633,605   $       53,866   $       46,695
                                                                        ==============   ==============   ==============
                                                                        $         (100)  $         (104)  $           --

                                                                                     SELECT
                                                                                   VALUE FUND
                                                                        ---------------------------------
                                                                          SIX MONTHS       FISCAL YEAR
                                                                            ENDED             ENDED
                                                                        APRIL 30, 2003     OCTOBER 31,
                                                                         (UNAUDITED)           2002
----------------------------------------------------------------------
                                                                        $          364   $            692
                                                                                (5,099)           (10,334)
                                                                                 6,506             (1,386)
                                                                        --------------   ----------------
                                                                                 1,771            (11,028)
                                                                        --------------   ----------------
                                                                                    (3)                (3)
                                                                                   (13)               (28)
                                                                                  (172)              (380)
                                                                                  (151)              (357)
                                                                                    --                 --
                                                                                    --                 --
                                                                                    --                 --
                                                                                    --                 --
                                                                                    --                 --
                                                                                    --                 --
                                                                                    --                 --
                                                                        --------------   ----------------
                                                                                  (339)              (768)
                                                                        --------------   ----------------
                                                                                (9,229)            18,876
                                                                        --------------   ----------------
                                                                                (7,797)             7,080
                                                                                72,350             65,270
                                                                        --------------   ----------------
                                                                        $       64,553   $         72,350
                                                                        ==============   ================
                                                                        $           32   $              7

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  113

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EQUITY I FUND
Class E
April 30, 2003 (1)                               21.46               .08                .58            .66
October 31, 2002                                 25.25               .12              (3.69)         (3.57)
October 31, 2001                                 35.21               .15              (9.62)         (9.47)
October 31, 2000 (2)                             37.51               .11              (1.64)         (1.53)
December 31, 1999 (7)                            38.01               .13               3.11           3.24
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                               21.44               .10                .59            .69
October 31, 2002                                 25.23               .19              (3.70)         (3.51)
October 31, 2001                                 35.21               .22              (9.63)         (9.41)
October 31, 2000 (2)                             37.46               .19              (1.63)         (1.44)
December 31, 1999                                35.17               .27               6.18           6.45
December 31, 1998                                30.51               .27               7.10           7.37
December 31, 1997                                30.34               .34               8.89           9.23
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2003 (1)                               21.43               .11                .60            .71
October 31, 2002                                 25.24               .20              (3.71)         (3.51)
October 31, 2001                                 35.21               .23              (9.61)         (9.38)
October 31, 2000 (8)                             36.90               .14              (1.64)         (1.50)
--------------------------------------------------------------------------------------------------------------
EQUITY II FUND
Class E
April 30, 2003 (1)                               25.54               .02               1.81           1.83
October 31, 2002                                 28.24               .02              (2.65)         (2.63)
October 31, 2001                                 38.33               .12              (5.36)         (5.24)
October 31, 2000 (2)                             35.71               .03               3.32           3.35
December 31, 1999 (7)                            31.37               .02               5.99           6.01
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                               25.59               .04               1.81           1.85
October 31, 2002                                 28.29               .08              (2.65)         (2.57)
October 31, 2001                                 38.35               .18              (5.37)         (5.19)
October 31, 2000 (2)                             35.71               .11               3.33           3.44
December 31, 1999                                30.94               .10               6.68           6.78
December 31, 1998                                32.96               .09                .04            .13
December 31, 1997                                30.05               .11               8.11           8.22
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2003 (1)                               25.61               .06               1.82           1.88
October 31, 2002                                 28.32               .12              (2.65)         (2.53)
October 31, 2001                                 38.35               .20              (5.35)         (5.15)
October 31, 2000 (8)                             38.89               .11               (.55)          (.44)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
EQUITY I FUND
Class E
April 30, 2003 (1)                               (.06)               --             --
October 31, 2002                                 (.16)               --           (.06)
October 31, 2001                                 (.13)             (.36)            --
October 31, 2000 (2)                             (.14)             (.63)            --
December 31, 1999 (7)                            (.12)            (3.62)            --
----------------------------------------
Class I
April 30, 2003 (1)                               (.09)               --             --
October 31, 2002                                 (.20)               --           (.08)
October 31, 2001                                 (.21)             (.36)            --
October 31, 2000 (2)                             (.18)             (.63)            --
December 31, 1999                                (.28)            (3.88)            --
December 31, 1998                                (.27)            (2.44)            --
December 31, 1997                                (.34)            (8.72)            --
----------------------------------------
Class Y
April 30, 2003 (1)                               (.10)               --             --
October 31, 2002                                 (.22)               --           (.08)
October 31, 2001                                 (.23)             (.36)            --
October 31, 2000 (8)                             (.19)               --             --
----------------------------------------
EQUITY II FUND
Class E
April 30, 2003 (1)                               (.08)               --             --
October 31, 2002                                 (.07)               --             --
October 31, 2001                                 (.07)            (4.78)            --
October 31, 2000 (2)                             (.02)             (.71)            --
December 31, 1999 (7)                            (.01)            (1.66)            --
----------------------------------------
Class I
April 30, 2003 (1)                               (.12)               --             --
October 31, 2002                                 (.13)               --             --
October 31, 2001                                 (.09)            (4.78)            --
October 31, 2000 (2)                             (.09)             (.71)            --
December 31, 1999                                (.10)            (1.91)            --
December 31, 1998                                (.10)            (2.05)            --
December 31, 1997                                (.11)            (5.20)            --
----------------------------------------
Class Y
April 30, 2003 (1)                               (.16)               --             --
October 31, 2002                                 (.18)               --             --
October 31, 2001                                 (.10)            (4.78)            --
October 31, 2000 (8)                             (.10)               --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 114  Frank Russell Investment Company Institutional Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.06)             22.06                3.15              24,457
          (.22)             21.46              (14.26)             19,476
          (.49)             25.25              (27.13)             30,646
          (.77)             35.21               (4.02)             43,171
         (3.74)             37.51                8.97              49,284
-----------------------------------------------------------------------------
          (.09)             22.04                3.26             558,515
          (.28)             21.44              (14.04)            588,901
          (.57)             25.23              (26.98)            813,827
          (.81)             35.21               (3.80)          1,456,456
         (4.16)             37.46               18.98           1,632,783
         (2.71)             35.17               25.10           1,381,704
         (9.06)             30.51               32.02           1,136,373
-----------------------------------------------------------------------------
          (.10)             22.04                3.31              88,065
          (.30)             21.43              (13.96)             57,147
          (.59)             25.24              (26.93)            146,156
          (.19)             35.21               (4.03)             37,101
-----------------------------------------------------------------------------
          (.08)             27.29                7.17              35,076
          (.07)             25.54               (9.37)             25,874
         (4.85)             28.24              (14.86)             29,647
          (.73)             38.33                9.49              35,498
         (1.67)             35.71               19.55              33,525
-----------------------------------------------------------------------------
          (.12)             27.32                7.26             490,005
          (.13)             25.59               (9.17)            464,113
         (4.87)             28.29              (14.69)            584,718
          (.80)             38.35                9.73             769,096
         (2.01)             35.71               22.60             752,530
         (2.15)             30.94                 .70             533,819
         (5.31)             32.96               28.66             482,159
-----------------------------------------------------------------------------
          (.16)             27.33                7.37             182,492
          (.18)             25.61               (9.07)            147,610
         (4.88)             28.32              (14.59)            126,876
          (.10)             38.35               (1.15)             50,112
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
---
            .99                 .99                 .71                59.56
            .98                 .98                 .49               130.46
            .92                 .92                 .51               144.94
            .96                 .96                 .38               144.37
            .95                 .95                 .57               111.56
---
            .76                 .76                 .94                59.56
            .74                 .74                 .74               130.46
            .71                 .71                 .72               144.94
            .69                 .69                 .64               144.37
            .69                 .69                 .72               111.56
            .70                 .70                 .82               100.68
            .70                 .70                 .96               110.75
---
            .64                 .64                1.03                59.56
            .64                 .64                 .85               130.46
            .62                 .62                 .81               144.94
            .62                 .67                 .65               144.37
---
           1.12                1.12                 .13                50.37
           1.12                1.12                 .07               126.57
           1.08                1.09                 .37               134.79
           1.13                1.13                 .10               137.51
           1.17                1.17                 .09               111.89
---
            .96                 .96                 .30                50.37
            .92                 .92                 .27               126.57
            .90                 .90                 .55               134.79
            .88                 .88                 .35               137.51
            .92                 .92                 .31               111.89
            .91                 .91                 .29               128.87
            .92                 .92                 .35               103.00
---
            .79                 .79                 .46                50.37
            .79                 .79                 .41               126.57
            .78                 .79                 .65               134.79
            .78                 .83                 .51               137.51
---

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  115

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EQUITY III FUND
Class E
April 30, 2003 (1)                               18.61               .08                .89            .97
October 31, 2002                                 22.38               .13              (3.71)         (3.58)
October 31, 2001                                 26.32               .21              (3.96)         (3.75)
October 31, 2000 (2)                             26.18               .20                .15            .35
December 31, 1999 (7)                            30.27               .21              (2.12)         (1.91)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                               18.60               .09                .91           1.00
October 31, 2002                                 22.38               .19              (3.72)         (3.53)
October 31, 2001                                 26.33               .27              (3.96)         (3.69)
October 31, 2000 (2)                             26.18               .25                .15            .40
December 31, 1999                                29.12               .40               (.41)          (.01)
December 31, 1998                                29.80               .47               2.75           3.22
December 31, 1997                                29.68               .60               8.69           9.29
--------------------------------------------------------------------------------------------------------------
EQUITY Q FUND
Class E
April 30, 2003 (1)                               24.90               .12               1.06           1.18
October 31, 2002                                 29.75               .17              (4.81)         (4.64)
October 31, 2001                                 40.70               .20              (9.75)         (9.55)
October 31, 2000 (2)                             41.58               .13               (.12)           .01
December 31, 1999 (7)                            42.99               .14               4.35           4.49
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                               24.89               .13               1.07           1.20
October 31, 2002                                 29.75               .24              (4.82)         (4.58)
October 31, 2001                                 40.69               .26              (9.72)         (9.46)
October 31, 2000 (2)                             41.55               .22               (.11)           .11
December 31, 1999                                40.22               .34               8.03           8.37
December 31, 1998                                35.90               .32               8.53           8.85
December 31, 1997                                32.94               .44              10.01          10.45
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2003 (1)                               24.89               .15               1.07           1.22
October 31, 2002                                 29.75               .27              (4.82)         (4.55)
October 31, 2001                                 40.69               .28              (9.71)         (9.43)
October 31, 2000 (9)                             42.29               .16              (1.54)         (1.38)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
EQUITY III FUND
Class E
April 30, 2003 (1)                              (.09)                --            --
October 31, 2002                                (.19)                --            --
October 31, 2001                                (.19)                --            --
October 31, 2000 (2)                            (.21)                --            --
December 31, 1999 (7)                           (.25)             (1.93)           --
----------------------------------------
Class I
April 30, 2003 (1)                              (.11)                --            --
October 31, 2002                                (.25)                --            --
October 31, 2001                                (.26)                --            --
October 31, 2000 (2)                            (.25)                --            --
December 31, 1999                               (.40)             (2.53)           --
December 31, 1998                               (.47)             (3.43)           --
December 31, 1997                               (.61)             (8.56)           --
----------------------------------------
EQUITY Q FUND
Class E
April 30, 2003 (1)                              (.09)                --            --
October 31, 2002                                (.21)                --            --
October 31, 2001                                (.17)             (1.23)           --
October 31, 2000 (2)                            (.13)              (.76)           --
December 31, 1999 (7)                           (.24)             (5.66)           --
----------------------------------------
Class I
April 30, 2003 (1)                              (.11)                --            --
October 31, 2002                                (.28)                --            --
October 31, 2001                                (.25)             (1.23)           --
October 31, 2000 (2)                            (.21)              (.76)           --
December 31, 1999                               (.38)             (6.66)           --
December 31, 1998                               (.32)             (4.21)           --
December 31, 1997                               (.44)             (7.05)           --
----------------------------------------
Class Y
April 30, 2003 (1)                              (.13)                --            --
October 31, 2002                                (.31)                --            --
October 31, 2001                                (.28)             (1.23)           --
October 31, 2000 (9)                            (.22)                --            --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 116  Frank Russell Investment Company Institutional Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.09)             19.49                5.25               1,965
          (.19)             18.61              (16.11)              1,860
          (.19)             22.38              (14.30)              3,971
          (.21)             26.32                1.40               6,327
         (2.18)             26.18               (6.13)              7,927
-----------------------------------------------------------------------------
          (.11)             19.49                5.37              44,578
          (.25)             18.60              (15.90)             47,683
          (.26)             22.38              (14.09)             75,578
          (.25)             26.33                1.59             129,405
         (2.93)             26.18                 .25             168,361
         (3.90)             29.12               11.53             210,491
         (9.17)             29.80               33.13             242,112
-----------------------------------------------------------------------------
          (.09)             25.99                4.76              31,146
          (.21)             24.90              (15.70)             17,503
         (1.40)             29.75              (23.98)             21,979
          (.89)             40.70                 .17              25,205
         (5.90)             41.58               11.01              30,746
-----------------------------------------------------------------------------
          (.11)             25.98                4.86             800,323
          (.28)             24.89              (15.50)            854,495
         (1.48)             29.75              (23.82)            983,176
          (.97)             40.69                 .40           1,355,536
         (7.04)             41.55               21.96           1,363,336
         (4.53)             40.22               25.98           1,175,900
         (7.49)             35.90               33.07             987,760
-----------------------------------------------------------------------------
          (.13)             25.98                4.92             628,889
          (.31)             24.89              (15.41)            514,589
         (1.51)             29.75              (23.74)            456,512
          (.22)             40.69               (3.21)             38,812
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
---
           1.50                1.50                 .83                33.45
           1.37                1.37                 .60               109.87
           1.18                1.18                 .83               118.26
           1.17                1.17                 .97               108.39
           1.03                1.03                1.25               146.28
---
           1.30                1.30                1.03                33.45
           1.12                1.12                 .87               109.87
            .93                 .93                1.08               118.26
            .92                 .92                1.22               108.39
            .79                 .79                1.39               146.28
            .74                 .74                1.54               135.53
            .78                 .78                1.77               128.86
---
            .93                 .93                 .89                45.83
            .94                 .94                 .58                71.16
            .89                 .89                 .58                79.24
            .95                 .96                 .39                59.91
            .94                 .94                 .55                90.16
---
            .73                 .73                1.07                45.83
            .70                 .70                 .82                71.16
            .70                 .70                 .77                79.24
            .68                 .68                 .66                59.91
            .69                 .69                 .80                90.16
            .69                 .69                 .85                74.56
            .68                 .68                1.17                94.89
---
            .61                 .61                1.18                45.83
            .60                 .60                 .93                71.16
            .61                 .61                 .86                79.24
            .61                 .66                 .68                59.91
---

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  117

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class E
April 30, 2003 (1)                               24.71               .14                .18            .32
October 31, 2002                                 28.34               .16              (3.75)         (3.59)
October 31, 2001                                 39.51               .28              (9.53)         (9.25)
October 31, 2000 (2)                             46.68               .53              (6.26)         (5.73)
December 31, 1999 (7)                            39.07               .24               9.73           9.97
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                               24.74               .16                .16            .32
October 31, 2002                                 28.38               .26              (3.78)         (3.52)
October 31, 2001                                 39.60               .34              (9.52)         (9.18)
October 31, 2000 (2)                             46.67               .64              (6.27)         (5.63)
December 31, 1999                                38.03               .43              10.93          11.36
December 31, 1998                                34.60               .52               4.10           4.62
December 31, 1997                                37.39               .46               (.28)           .18
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2003 (1)                               24.75               .18                .15            .33
October 31, 2002                                 28.42               .32              (3.83)         (3.51)
October 31, 2001                                 39.62               .46              (9.60)         (9.14)
October 31, 2000 (8)                             46.09               .46              (6.93)         (6.47)
--------------------------------------------------------------------------------------------------------------
FIXED INCOME I FUND
Class E
April 30, 2003 (1)                               22.15               .40                .55            .95
October 31, 2002                                 22.32               .87(f)             .20(f)        1.07
October 31, 2001                                 20.79              1.19               1.58           2.77
October 31, 2000 (2)                             20.30              1.07                .40           1.47
December 31, 1999 (7)                            21.25               .74               (.81)          (.07)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                               22.15               .42                .56            .98
October 31, 2002                                 22.32               .94(f)             .19(f)        1.13
October 31, 2001                                 20.79              1.24               1.58           2.82
October 31, 2000 (2)                             20.27              1.13                .39           1.52
December 31, 1999                                21.76              1.28              (1.50)          (.22)
December 31, 1998                                21.51              1.32                .45           1.77
December 31, 1997                                20.99              1.37                .54           1.91
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2003 (1)                               22.16               .42                .56            .98
October 31, 2002                                 22.32               .95(f)             .21(f)        1.16
October 31, 2001                                 20.79              1.23               1.61           2.84
October 31, 2000 (8)                             20.61               .81                .37           1.18
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
INTERNATIONAL FUND
Class E
April 30, 2003 (1)                               (.38)               --            --
October 31, 2002                                 (.04)               --            --
October 31, 2001                                   --             (1.92)           --
October 31, 2000 (2)                               --             (1.44)           --
December 31, 1999 (7)                            (.38)            (1.98)           --
----------------------------------------
Class I
April 30, 2003 (1)                               (.43)               --            --
October 31, 2002                                 (.12)               --            --
October 31, 2001                                 (.12)            (1.92)           --
October 31, 2000 (2)                               --             (1.44)           --
December 31, 1999                                (.48)            (2.24)           --
December 31, 1998                                (.59)             (.60)           --
December 31, 1997                                (.55)            (2.42)           --
----------------------------------------
Class Y
April 30, 2003 (1)                               (.46)               --            --
October 31, 2002                                 (.16)               --            --
October 31, 2001                                 (.14)            (1.92)           --
October 31, 2000 (8)                               --                --            --
----------------------------------------
FIXED INCOME I FUND
Class E
April 30, 2003 (1)                               (.36)             (.44)           --
October 31, 2002                                 (.97)             (.27)           --
October 31, 2001                                (1.24)               --            --
October 31, 2000 (2)                             (.98)               --            --
December 31, 1999 (7)                            (.88)               --            --
----------------------------------------
Class I
April 30, 2003 (1)                               (.40)             (.44)           --
October 31, 2002                                (1.03)             (.27)           --
October 31, 2001                                (1.29)               --            --
October 31, 2000 (2)                            (1.00)               --            --
December 31, 1999                               (1.25)             (.02)           --
December 31, 1998                               (1.31)             (.21)           --
December 31, 1997                               (1.39)               --            --
----------------------------------------
Class Y
April 30, 2003 (1)                               (.40)             (.44)           --
October 31, 2002                                (1.05)             (.27)           --
October 31, 2001                                (1.31)               --            --
October 31, 2000 (8)                            (1.00)               --            --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 118  Frank Russell Investment Company Institutional Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.38)             24.65                1.33              15,678
          (.04)             24.71              (12.68)             11,965
         (1.92)             28.34              (24.54)             19,449
         (1.44)             39.51              (12.59)             25,984
         (2.36)             46.68               25.87              30,541
-----------------------------------------------------------------------------
          (.43)             24.63                1.34             519,133
          (.12)             24.74              (12.46)            527,791
         (2.04)             28.38              (24.37)            658,920
         (1.44)             39.60              (12.38)          1,104,284
         (2.72)             46.67               30.46           1,263,676
         (1.19)             38.03               13.52           1,013,679
         (2.97)             34.60                 .58             972,735
-----------------------------------------------------------------------------
          (.46)             24.62                1.38             417,721
          (.16)             24.75              (12.42)            395,955
         (2.06)             28.42              (24.26)            386,538
            --              39.62              (14.04)             78,103
-----------------------------------------------------------------------------
          (.80)             22.30                4.43              29,469
         (1.24)             22.15                5.10              27,576
         (1.24)             22.32               13.72              35,123
          (.98)             20.79                7.36              33,322
          (.88)             20.30                (.32)             35,950
-----------------------------------------------------------------------------
          (.84)             22.29                4.54             710,575
         (1.30)             22.15                5.38             713,210
         (1.29)             22.32               13.98             827,324
         (1.00)             20.79                7.63             902,895
         (1.27)             20.27               (1.04)          1,051,362
         (1.52)             21.76                8.37             978,491
         (1.39)             21.51                9.42             798,252
-----------------------------------------------------------------------------
          (.84)             22.30                4.58             507,739
         (1.32)             22.16                5.50             506,495
         (1.31)             22.32               14.07             520,186
         (1.00)             20.79                5.89             144,049
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
---
           1.27                1.27                1.20                37.38
           1.31                1.32                 .57                87.84
           1.26                1.26                 .82               111.84
           1.28                1.28                1.50               105.17
           1.27                1.27                 .92               118.99
---
           1.11                1.11                1.33                37.38
           1.07                1.07                 .92                87.84
           1.06                1.06                1.00               111.84
           1.00                1.00                1.76               105.17
           1.00                1.00                1.07               118.99
            .98                 .98                1.38                64.47
           1.00                1.00                1.14                79.45
---
            .99                 .99                1.49                37.38
            .97                 .97                1.12                87.84
            .96                 .96                1.40               111.84
            .91                 .94                1.85               105.17
---
            .66                 .66                3.59                94.11
            .64                 .66                4.05(f)            165.28
            .61                 .61                5.51               188.97
            .67                 .68                6.31               117.94
            .66                 .66                5.79               138.69
---
            .41                 .41                3.85                94.11
            .38                 .38                4.29(f)            165.28
            .39                 .39                5.75               188.97
            .40                 .40                6.59               117.94
            .39                 .39                6.05               138.69
            .39                 .39                6.03               226.70
            .42                 .42                6.54               165.81
---
            .33                 .33                3.89                94.11
            .31                 .31                4.31(f)            165.28
            .32                 .32                5.62               188.97
            .32                 .34                6.63               117.94
---

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  119

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
FIXED INCOME III FUND
Class E
April 30, 2003 (1)                               10.11               .19                .48            .67
October 31, 2002                                 10.37               .43(f)            (.08)(f)        .35
October 31, 2001                                  9.77               .57                .61           1.18
October 31, 2000 (2)                              9.61               .51                .11            .62
December 31, 1999 (7)                            10.12               .35               (.43)          (.08)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                               10.09               .19                .49            .68
October 31, 2002                                 10.36               .45(f)            (.09)(f)        .36
October 31, 2001                                  9.76               .59                .63           1.22
October 31, 2000 (2)                              9.59               .53                .11            .64
December 31, 1999                                10.22               .59               (.62)          (.03)
December 31, 1998                                10.42               .62                .08            .70
December 31, 1997                                10.17               .63                .32            .95
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2003 (1)                                7.22              (.02)               .46            .44
October 31, 2002                                  6.89              (.09)               .42            .33
October 31, 2001                                  9.15              (.04)             (2.22)         (2.26)
October 31, 2000 (2)                             12.47              (.10)             (3.20)         (3.30)
December 31, 1999 (4)                             8.07              (.12)              4.57           4.45
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                7.41               .01                .45            .46
October 31, 2002                                  7.01              (.02)               .42            .40
October 31, 2001                                  9.24               .02              (2.25)         (2.23)
October 31, 2000 (2)                             12.51              (.03)             (3.20)         (3.23)
December 31, 1999                                 8.48              (.04)              4.14           4.10
December 31, 1998 (3)                             7.37              (.02)              1.13           1.11
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                7.43               .02                .46            .48
October 31, 2002                                  7.05                --(e)             .40            .40
October 31, 2001                                  9.25               .04              (2.24)         (2.20)
October 31, 2000 (2)                             12.52                --(e)           (3.21)         (3.21)
December 31, 1999                                 8.48               .03               4.10           4.13
December 31, 1998                                11.79               .12              (3.35)         (3.23)
December 31, 1997                                12.35               .14               (.56)          (.42)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
FIXED INCOME III FUND
Class E
April 30, 2003 (1)                              (.22)               --             --
October 31, 2002                                (.61)               --             --
October 31, 2001                                (.58)               --             --
October 31, 2000 (2)                            (.46)               --             --
December 31, 1999 (7)                           (.43)               --             --
----------------------------------------
Class I
April 30, 2003 (1)                              (.23)               --             --
October 31, 2002                                (.63)               --             --
October 31, 2001                                (.62)               --             --
October 31, 2000 (2)                            (.47)               --             --
December 31, 1999                               (.60)               --             --
December 31, 1998                               (.62)             (.28)            --
December 31, 1997                               (.64)             (.06)            --
----------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2003 (1)                                --                --             --
October 31, 2002                                  --                --             --
October 31, 2001                                  --                --             --
October 31, 2000 (2)                            (.02)               --             --
December 31, 1999 (4)                           (.05)               --             --
----------------------------------------
Class E
April 30, 2003 (1)                              (.01)               --             --
October 31, 2002                                  --                --             --
October 31, 2001                                  --                --             --
October 31, 2000 (2)                            (.04)               --             --
December 31, 1999                               (.07)               --             --
December 31, 1998 (3)                             --                --             --
----------------------------------------
Class S
April 30, 2003 (1)                              (.04)               --             --
October 31, 2002                                (.02)               --             --
October 31, 2001                                  --                --             --
October 31, 2000 (2)                            (.06)               --             --
December 31, 1999                               (.09)               --             --
December 31, 1998                               (.08)               --             --
December 31, 1997                               (.14)               --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 120  Frank Russell Investment Company Institutional Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.22)             10.56                6.65              6,630
          (.61)             10.11                3.61              5,912
          (.58)             10.37               12.47              6,037
          (.46)              9.77                6.55              5,362
          (.43)              9.61                (.83)             2,367
-----------------------------------------------------------------------------
          (.23)             10.54                6.74            288,795
          (.63)             10.09                3.84            306,550
          (.62)             10.36               12.76            408,341
          (.47)              9.76                6.75            456,160
          (.60)              9.59                (.29)           467,268
          (.90)             10.22                6.80            462,190
          (.70)             10.42                9.64            382,433
-----------------------------------------------------------------------------
            --               7.66                5.95              6,798
            --               7.22                4.94              5,194
            --               6.89              (24.70)             2,377
          (.02)              9.15              (26.51)             2,228
          (.05)             12.47               55.43              1,631
-----------------------------------------------------------------------------
          (.01)              7.86                6.23              7,215
            --               7.41                5.71              6,478
            --               7.01              (24.13)             6,959
          (.04)              9.24              (25.90)             6,388
          (.07)             12.51               48.71              6,314
            --               8.48               15.06                 39
-----------------------------------------------------------------------------
          (.04)              7.87                6.27            290,646
          (.02)              7.43                5.91            263,563
            --               7.05              (23.89)           273,486
          (.06)              9.25              (25.79)           359,201
          (.09)             12.52               49.03            430,794
          (.08)              8.48              (27.57)           294,349
          (.14)             11.79               (3.45)           333,052
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
---
            .99                 .99                 3.60              133.55
            .97                 .98                 4.29(f)           231.09
            .93                 .94                 5.66              165.41
            .99                1.15                 6.37              108.08
            .94                 .94                 5.63              131.38
---
            .79                 .79                 3.80              133.55
            .76                 .76                 4.50(f)           231.09
            .72                 .72                 5.87              165.41
            .73                 .74                 6.58              108.08
            .69                 .69                 5.91              131.38
            .67                 .67                 5.91              342.49
            .70                 .70                 6.13              274.84
---
           3.27                3.27                 (.47)              41.74
           3.12                3.12                (1.08)              90.21
           3.08                3.09                 (.55)              83.74
           2.91                2.92                (1.02)              73.11
           2.91                2.91                (1.23)              94.85
---
           2.52                2.52                  .28               41.74
           2.38                2.38                 (.29)              90.21
           2.33                2.33                  .21               83.74
           2.16                2.17                 (.30)              73.11
           2.17                2.17                 (.40)              94.85
             --(d)               --(d)                --(d)            59.35
---
           2.27                2.27                  .54               41.74
           2.14                2.14                 (.02)              90.21
           2.09                2.09                  .44               83.74
           1.91                1.92                 (.02)              73.11
           1.91                1.91                  .26               94.85
           1.75                1.75                 1.20               59.35
           1.64                1.64                  .87               50.60
---

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  121

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2003 (1)                               26.52               .59               2.40           2.99
October 31, 2002                                 26.97              1.07               (.01)          1.06
October 31, 2001                                 25.93              1.16               1.02           2.18
October 31, 2000 (2)                             22.69               .84               3.11           3.95
December 31, 1999 (4)                            24.13              1.08              (1.06)           .02
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               26.72               .71               2.40           3.11
October 31, 2002                                 27.14              1.32               (.06)          1.26
October 31, 2001                                 26.07              1.38               1.03           2.41
October 31, 2000 (2)                             22.76               .98               3.14           4.12
December 31, 1999                                24.27              1.28              (1.24)           .04
December 31, 1998                                31.02              1.26              (6.12)         (4.86)
December 31, 1997                                29.18              1.14               3.95           5.09
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               26.89               .75               2.43           3.18
October 31, 2002                                 27.31              1.41               (.06)          1.35
October 31, 2001                                 26.22              1.46               1.03           2.49
October 31, 2000 (2)                             22.86              1.04               3.15           4.19
December 31, 1999                                24.44              1.30              (1.20)           .10
December 31, 1998                                30.86              1.34              (6.13)         (4.79)
December 31, 1997                                29.19              1.36               3.93           5.29
--------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
April 30, 2003 (1)                               18.98               .21                .16            .37
October 31, 2002                                 19.01               .56                .13            .69
October 31, 2001                                 18.23               .85                .89           1.74
October 31, 2000 (2)                             18.13               .79                .04            .83
December 31, 1999 (6)                            18.36               .68               (.31)           .37
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                               19.04               .28                .15            .43
October 31, 2002                                 19.02               .77                .06            .83
October 31, 2001                                 18.24              1.02                .85           1.87
October 31, 2000 (2)                             18.08               .88                .07            .95
December 31, 1999 (5)                            18.51               .80               (.34)           .46
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                               19.01               .30                .16            .46
October 31, 2002                                 18.99               .80                .08            .88
October 31, 2001                                 18.22              1.07                .83           1.90
October 31, 2000 (2)                             18.03               .91                .09           1.00
December 31, 1999                                18.46               .90               (.36)           .54
December 31, 1998                                18.35               .99                .11           1.10
December 31, 1997                                18.36              1.08                 --           1.08
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2003 (1)                               (.59)               --            --
October 31, 2002                                (1.51)               --            --
October 31, 2001                                (1.14)               --            --
October 31, 2000 (2)                             (.71)               --            --
December 31, 1999 (4)                           (1.46)               --            --
----------------------------------------
Class E
April 30, 2003 (1)                               (.68)               --            --
October 31, 2002                                (1.68)               --            --
October 31, 2001                                (1.34)               --            --
October 31, 2000 (2)                             (.81)               --            --
December 31, 1999                               (1.55)               --            --
December 31, 1998                               (1.43)             (.46)           --
December 31, 1997                               (1.04)            (2.21)           --
----------------------------------------
Class S
April 30, 2003 (1)                               (.70)               --            --
October 31, 2002                                (1.77)               --            --
October 31, 2001                                (1.40)               --            --
October 31, 2000 (2)                             (.83)               --            --
December 31, 1999                               (1.68)               --            --
December 31, 1998                               (1.17)             (.46)           --
December 31, 1997                               (1.41)            (2.21)           --
----------------------------------------
SHORT TERM BOND FUND
Class C
April 30, 2003 (1)                               (.28)               --            --
October 31, 2002                                 (.72)               --            --
October 31, 2001                                 (.96)               --            --
October 31, 2000 (2)                             (.73)               --            --
December 31, 1999 (6)                            (.60)               --            --
----------------------------------------
Class E
April 30, 2003 (1)                               (.34)               --            --
October 31, 2002                                 (.81)               --            --
October 31, 2001                                (1.09)               --            --
October 31, 2000 (2)                             (.79)               --            --
December 31, 1999 (5)                            (.89)               --            --
----------------------------------------
Class S
April 30, 2003 (1)                               (.36)               --            --
October 31, 2002                                 (.86)               --            --
October 31, 2001                                (1.13)               --            --
October 31, 2000 (2)                             (.81)               --            --
December 31, 1999                                (.97)               --            --
December 31, 1998                                (.99)               --            --
December 31, 1997                               (1.09)               --            --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 122  Frank Russell Investment Company Institutional Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.59)             28.92               11.36             20,882
         (1.51)             26.52                3.56             15,712
         (1.14)             26.97                8.41              5,718
          (.71)             25.93               17.54              3,393
         (1.46)             22.69                 .19              1,771
-----------------------------------------------------------------------------
          (.68)             29.15               11.74             11,775
         (1.68)             26.72                4.27             10,661
         (1.34)             27.14                9.23             11,415
          (.81)             26.07               18.24              9,094
         (1.55)             22.76                 .30              7,134
         (1.89)             24.27              (16.25)               843
         (3.25)             31.02               18.20                388
-----------------------------------------------------------------------------
          (.70)             29.37               11.91            662,506
         (1.77)             26.89                4.55            598,133
         (1.40)             27.31                9.48            607,280
          (.83)             26.22               18.53            669,529
         (1.68)             22.86                 .55            589,300
         (1.63)             24.44              (15.94)           576,326
         (3.62)             30.86               18.99            615,483
-----------------------------------------------------------------------------
          (.28)             19.07                1.94             30,812
          (.72)             18.98                3.73             16,294
          (.96)             19.01                9.77              1,709
          (.73)             18.23                4.67                672
          (.60)             18.13                2.02                801
-----------------------------------------------------------------------------
          (.34)             19.13                2.28             18,764
          (.81)             19.04                4.53             17,516
         (1.09)             19.02               10.54             17,685
          (.79)             18.24                5.36              9,898
          (.89)             18.08                2.53              8,693
-----------------------------------------------------------------------------
          (.36)             19.11                2.46            855,844
          (.86)             19.01                4.81            599,795
         (1.13)             18.99               10.76            401,137
          (.81)             18.22                5.64            422,884
          (.97)             18.03                3.03            447,590
          (.99)             18.46                6.09            260,539
         (1.09)             18.35                6.02            229,470
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
---
           2.20                2.56                4.33                31.95
           2.19                2.59                3.74                67.70
           2.17                2.17                4.20                44.50
           2.16                2.16                4.06                53.30
           2.14                2.14                5.12                42.69
---
           1.45                1.77                5.14                31.95
           1.46                1.82                4.54                67.70
           1.42                1.42                4.96                44.50
           1.41                1.41                4.78                53.30
           1.39                1.39                5.42                42.69
           1.47                1.47                4.90                42.58
           1.71                1.71                3.94                49.40
---
           1.20                1.20                5.36                31.95
           1.19                1.19                4.82                67.70
           1.17                1.18                5.19                44.50
           1.16                1.16                5.00                53.30
           1.14                1.14                5.41                42.69
           1.05                1.05                4.93                42.58
           1.02                1.02                4.57                49.40
---
           1.54                1.65                2.20                51.49
           1.52                1.70                3.08               163.86
           1.52                1.66                4.72               260.94
           1.64                1.66                5.01                92.31
           1.72                1.72                4.41               177.08
---
            .79                 .94                3.01                51.49
            .77                 .96                4.04               163.86
            .77                 .91                5.48               260.94
            .89                 .91                5.77                92.31
            .97                 .97                5.05               177.08
---
            .54                 .67                3.22                51.49
            .52                 .71                4.26               163.86
            .52                 .67                5.76               260.94
            .64                 .66                6.00                92.31
            .74                 .74                5.22               177.08
            .66                 .66                5.37               129.85
            .66                 .66                5.70               213.14
---

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  123

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2003 (1)                                5.23              (.04)               .30            .26
October 31, 2002                                  6.65              (.10)             (1.32)         (1.42)
October 31, 2001 (10)                            10.00              (.08)             (3.27)         (3.35)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                5.31              (.02)               .31            .29
October 31, 2002                                  6.68              (.04)             (1.33)         (1.37)
October 31, 2001 (10)                            10.00              (.02)             (3.30)         (3.32)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                                5.35              (.01)               .31            .30
October 31, 2002                                  6.71              (.02)             (1.34)         (1.36)
October 31, 2001 (10)                            10.00                --(e)           (3.29)         (3.29)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                5.34              (.01)               .30            .29
October 31, 2002                                  6.71              (.02)             (1.35)         (1.37)
October 31, 2001 (10)                            10.00                --(e)           (3.29)         (3.29)
--------------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2003 (1)                                7.41                --(e)             .21            .21
October 31, 2002                                  8.51              (.02)             (1.07)         (1.09)
October 31, 2001 (10)                            10.00                --(e)           (1.48)         (1.48)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2003 (1)                                7.46               .03                .21            .24
October 31, 2002                                  8.53               .06              (1.07)         (1.01)
October 31, 2001 (10)                            10.00               .05              (1.48)         (1.43)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2003 (1)                                7.46               .04                .21            .25
October 31, 2002                                  8.54               .08              (1.07)          (.99)
October 31, 2001 (10)                            10.00               .09              (1.48)         (1.39)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2003 (1)                                7.45               .04                .21            .25
October 31, 2002                                  8.53               .07              (1.07)         (1.00)
October 31, 2001 (10)                            10.00               .08              (1.48)         (1.40)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2003 (1)                                --               --              --
October 31, 2002                                  --               --              --
October 31, 2001 (10)                             --               --              --
----------------------------------------
Class E
April 30, 2003 (1)                                --               --              --
October 31, 2002                                  --               --              --
October 31, 2001 (10)                             --               --              --
----------------------------------------
Class I
April 30, 2003 (1)                                --               --              --
October 31, 2002                                  --               --              --
October 31, 2001 (10)                             --               --              --
----------------------------------------
Class S
April 30, 2003 (1)                                --               --              --
October 31, 2002                                  --               --              --
October 31, 2001 (10)                             --               --              --
----------------------------------------
SELECT VALUE FUND
Class C
April 30, 2003 (1)                              (.01)              --              --
October 31, 2002                                (.01)              --              --
October 31, 2001 (10)                           (.01)              --              --
----------------------------------------
Class E
April 30, 2003 (1)                              (.03)              --              --
October 31, 2002                                (.06)              --              --
October 31, 2001 (10)                           (.04)              --              --
----------------------------------------
Class I
April 30, 2003 (1)                              (.04)              --              --
October 31, 2002                                (.09)              --              --
October 31, 2001 (10)                           (.07)              --              --
----------------------------------------
Class S
April 30, 2003 (1)                              (.04)              --              --
October 31, 2002                                (.08)              --              --
October 31, 2001 (10)                           (.07)              --              --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 124  Frank Russell Investment Company Institutional Funds

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --               5.49                4.97              1,574
            --               5.23              (21.35)             1,341
            --               6.65              (33.50)             1,017
-----------------------------------------------------------------------------
            --               5.60                5.46              3,005
            --               5.31              (20.51)             2,814
            --               6.68              (33.20)             2,714
-----------------------------------------------------------------------------
            --               5.65                5.61             22,692
            --               5.35              (20.27)            18,150
            --               6.71              (32.90)            21,044
-----------------------------------------------------------------------------
            --               5.63                5.43             26,595
            --               5.34              (20.42)            24,390
            --               6.71              (32.90)            24,072
-----------------------------------------------------------------------------
          (.01)              7.61                2.81              2,350
          (.01)              7.41              (12.82)             2,061
          (.01)              8.51              (14.76)             1,844
-----------------------------------------------------------------------------
          (.03)              7.67                3.20              3,518
          (.06)              7.46              (11.86)             3,314
          (.04)              8.53              (14.33)             3,155
-----------------------------------------------------------------------------
          (.04)              7.67                3.34             26,896
          (.09)              7.46              (11.72)            35,169
          (.07)              8.54              (13.92)            28,983
-----------------------------------------------------------------------------
          (.04)              7.66                3.31             31,789
          (.08)              7.45              (11.78)            31,806
          (.07)              8.53              (14.04)            31,288
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
          NET(C)             GROSS(C)          NET ASSETS(C)      TURNOVER RATE
---
           2.17                2.86                (1.58)              88.25
           2.11                2.82                (1.53)             212.37
           2.17                2.97                (1.32)             169.36
---
           1.25                1.89                 (.65)              88.25
           1.16                1.87                 (.58)             212.37
           1.29                2.05                 (.45)             169.36
---
            .91                1.65                 (.31)              88.25
            .89                1.65                 (.31)             212.37
            .89                1.75                 (.03)             169.36
---
           1.02                1.66                 (.42)              88.25
            .97                1.68                 (.39)             212.37
            .94                1.74                 (.09)             169.36
---
           2.08                2.43                 (.10)              52.28
           2.00                2.40                 (.27)              92.95
           2.00                2.64                  .00               71.75
---
           1.17                1.53                  .81               52.28
           1.04                1.43                  .70               92.95
           1.25                1.85                  .76               71.75
---
            .84                1.24                 1.15               52.28
            .79                1.22                  .95               92.95
            .79                1.48                 1.25               71.75
---
            .96                1.31                 1.03               52.28
            .87                1.27                  .86               92.95
            .86                1.50                 1.18               71.75
---

  See accompanying notes which are an integral part of the financial statements.

                       Frank Russell Investment Company Institutional Funds  125

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
INSTITUTIONAL FUNDS

(1)   For the six months ended April 30, 2003 (Unaudited).
(2)   For the ten months ended October 31, 2000.
(3)   For the period September 22, 1998 (commencement of sale) to December 31,
      1998.
(4)   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(5)   For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(6)   For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(7)   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(8)   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(9)   For the period March 30, 2000 (commencement of sale) to October 31, 2000.
(10) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) The ratio for the period ended December 31, 1998 is not meaningful due to the Class's short period of operation.
(e)   Less than $.01 per share.
(f) Per "Revised AICPA Audit and Accounting Guide", the Funds adopted certain accounting principles that created a reclass between net investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial Highlights table have been increased (decreased) as follows:

                                                                                                     RATIO OF NET
                                                                                 NET REALIZED      INVESTMENT INCOME
                                                            NET INVESTMENT      AND UNREALIZED        TO AVERAGE
                                                             INCOME (LOSS)        GAIN (LOSS)         NET ASSETS
                                                                   $                   $                   %
--------------------------------------------------------------------------------------------------------------------
Fixed Income I Fund                                                     (.01)                .01                (.04)
Fixed Income III Fund                                                   (.03)                .03                (.29)

See accompanying notes which are an integral part of the financial statements.

 126  Frank Russell Investment Company Institutional Funds

INSTITUTIONAL FUNDS

NOTES TO STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:
(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(o)   Forward commitment.
(p)   Perpetual floating rate security.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ffl) In default.
(#) All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    GBP - British pound sterling            PHP - Philippine peso
   AUD - Australian dollar                 HKD - Hong Kong dollar                  PLN - Polish zloty
   BRL - Brazilian real                    HUF - Hungarian forint                  RUB - Russian ruble
   CAD - Canadian dollar                   IDR - Indonesian rupiah                 SEK - Swedish krona
   CHF - Swiss franc                       ILS - Israeli shekel                    SGD - Singapore dollar
   CLP - Chilean peso                      INR - Indian rupee                      SKK - Slovakian koruna
   CNY - Chinese renminbi yuan             ITL - Italian lira                      THB - Thai baht
   COP - Colombian peso                    JPY - Japanese yen                      TRL - Turkish lira
   CRC - Costa Rica colon                  KES - Kenyan schilling                  USD - United States dollar
   CZK - Czech koruna                      KRW - South Korean won                  VEB - Venezuelan bolivar
   DKK - Danish krone                      MXN - Mexican peso                      VND - Vietnam dong
   EGP - Egyptian pound                    MYR - Malaysian ringgit                 ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol

                                           Notes to Statement of Net Assets  127

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 32 different investment portfolios referred to as "Funds." These financial statements report on twelve Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted for using the interest method.

   Federal income taxes

   As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Fund, and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by

 128  Notes to Financial Statements

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds offer the following classes of shares: Class C, Class E, Class I, Class S and Class Y. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in

                                              Notes to Financial Statements  129

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Term Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2003, are presented on the Statement of Net Assets for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the

 130  Notes to Financial Statements

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Term Bond, Select Growth, and Select Value Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2003, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                              PURCHASES             SALES
---------------------------------------------------------------
Equity I                  $     370,863,396   $     382,374,284
Equity II                       340,973,478         313,549,775
Equity III                       15,157,212          20,952,059
Equity Q                        622,081,785         628,198,464
International                   329,747,661         315,629,802
Fixed Income I                  397,821,774         448,043,718

---------------------------------------------------------------
                              PURCHASES             SALES
Fixed Income III          $     193,531,138   $     206,293,549
Emerging Markets                112,255,478         110,633,605
Real Estate Securities          207,344,350         199,319,481
Short Term Bond                 275,151,077         166,730,643
Select Growth                    45,528,587          40,265,017
Select Value                     34,079,699          42,870,110

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                               PURCHASES               SALES
   --------------------------------------------------------------------------------
   Short Term Bond                        $       251,326,941   $       149,873,421
   Fixed Income I                                 851,248,353           891,846,761
   Fixed Income III                               192,698,639           225,616,741

                                              Notes to Financial Statements  131

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Written Options Contracts

   Fund transactions in written options contracts for the period ended April 30, 2003 were as follows:

                                                       FIXED INCOME I                               FIXED INCOME III
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2002                           --    $                --                    367    $           521,368
   Opened                                                192                118,855                     --                     --
   Closed                                                 --                     --                    (32)               (24,453)
   Expired                                                --                     --                   (279)              (179,595)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2003                            192    $           118,855                     56    $           317,320
                                         ===================    ===================    ===================    ===================

                                                      EMERGING MARKETS                               INTERNATIONAL
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2002                          415    $           534,517                    241    $         4,312,965
   Opened                                                879              1,426,880                    863             19,011,877
   Closed                                               (952)            (1,312,961)                  (960)           (22,359,559)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2003                            342    $           648,436                    144    $           965,283
                                         ===================    ===================    ===================    ===================

                                                      SHORT TERM BOND
                                              NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED
   --------------------------------------------------------------------------------
   Outstanding October 31, 2002                           --    $                --
   Opened                                                  3                 54,099
   Closed                                                 --                     --
   Expired                                                --                     --
                                         -------------------    -------------------
   Outstanding April 30, 2003                              3    $            54,099
                                         ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of April 30, 2003, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                               VALUE OF            VALUE OF
                          SECURITIES ON LOAN      COLLATERAL
----------------------------------------------------------------
Equity I                  $      27,909,190    $      28,821,359
Equity II                        94,857,965           97,772,531
Equity Q                        101,912,417          104,773,924
International                    37,312,830           40,021,187
Fixed Income I                  126,370,486          129,001,499

----------------------------------------------------------------
                               VALUE OF            VALUE OF
                          SECURITIES ON LOAN      COLLATERAL
Fixed Income III          $      15,414,771    $      15,686,374
Real Estate Securities           40,388,020           41,524,858
Select Growth                       351,803              379,930
Select Value                          5,408                5,408

 132  Notes to Financial Statements

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   As of April 30, 2003, the cash collateral received for the securities on loan are invested as follows:

                                                DEUTSCHE BANK
                          FRIC MONEY MARKET     IDA FUND (1)
---------------------------------------------------------------
Equity I                  $       9,215,616   $      19,295,250
Equity II                        31,262,721          65,456,507
Equity Q                         33,501,414          70,143,784
International                    12,796,755          26,793,283
Fixed Income I                   41,248,185          86,363,606

---------------------------------------------------------------
                                                DEUTSCHE BANK
                          FRIC MONEY MARKET     IDA FUND (1)
Fixed Income III          $       5,015,709   $      10,501,670
Real Estate Securities           13,277,556          27,799,962
Select Growth                       121,482             254,354
Select Value                          1,728               3,618

   (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

   As of April 30, 2003, the value of the non-cash collateral received for the securities on loan in the Equity I Fund, Equity Q Fund, and Real Estate Securities Fund is $1,540,170, $861,840 and $3,359,785 respectively. The non-cash collateral consists of irrevocable letters of credit.

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of April 30, 2003, $603,116,869 of the Money Market Fund's net assets represents investments by these Funds and $734,104,116 represents the investments of other affiliated Funds not presented herein.

   The advisory and administrative fees (excluding Class Y) are based upon the average daily net assets of each Fund and the rates specified in the table below. Class Y shares pay administrative fees to FRIMCo at cost. The advisory and administrative fees are payable monthly and total $15,561,716 and $1,315,321, respectively, for the fiscal year ended April 30, 2003.

                                         ANNUAL RATE
                                  ADVISOR       ADMINISTRATOR
--------------------------------------------------------------
Equity I                            0.55%            0.05%
Equity II                           0.70             0.05
Equity III                          0.55             0.05
Equity Q                            0.55             0.05
International                       0.70             0.05
Fixed Income I                      0.25             0.05

--------------------------------------------------------------
                                         ANNUAL RATE
                                  ADVISOR       ADMINISTRATOR
Fixed Income III                    0.50%            0.05%
Emerging Markets                    1.15             0.05
Real Estate Securities              0.80             0.05
Short Term Bond                     0.45             0.05
Select Growth                       0.80             0.05
Select Value                        0.70             0.05

   The advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2003 was $472,588. There were no reimbursements for the period ended April 30, 2003.

   For the Select Growth Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2003 was $156,084. There were no reimbursements for the period ended April 30, 2003.

                                              Notes to Financial Statements  133

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   For the Select Value Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2003 was $124,211. There were no reimbursements for the period ended April 30, 2003.

   Special Service Charge

   In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five LifePoints(R) Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the period ended April 30, 2003, the special servicing expense charged to the Underlying Funds amounted to:

                                               AMOUNT
             UNDERLYING FUNDS                   PAID
   -------------------------------------------------------
   Emerging Markets                       $         68,595
   Short Term Bond                                 194,489
   Real Estate Securities                           91,388

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2003, the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                  CUSTODY CREDIT
              FUND                    AMOUNT
------------------------------------------------
Equity I                          $          161
Equity II                                    287
Equity III                                    39
Equity Q                                     165
International                                677
Fixed Income I                             6,220

------------------------------------------------
                                  CUSTODY CREDIT
              FUND                    AMOUNT
Fixed Income III                  $        2,322
Emerging Markets                           1,288
Real Estate Securities                       261
Short Term Bond                            2,819
Select Growth                                 35
Select Value                                  21

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. Total fees for the Funds reported herein for the period ended April 30, 2003 was $88,203.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended April 30, 2003 were $2,753,954.

 134  Notes to Financial Statements

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waiver for the period ended April 30, 2003 were as follows:

                                               TA FEE
                   FUND                    WAIVER AMOUNT
   -------------------------------------------------------
   Real Estate Securities                 $         53,111
   Select Growth                                     9,613
   Select Value                                      7,855

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2003 were as follows:

              FUNDS                    AMOUNT
-------------------------------------------------
Equity I                           $       16,526
Equity II                                  22,053
Equity III                                  5,745
Equity Q                                   10,263
International                              50,783

              FUNDS                    AMOUNT
-------------------------------------------------
Emerging Markets                   $       27,436
Real Estate Securities                     13,196
Select Growth                               5,591
Select Value                                7,830

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

                                              Notes to Financial Statements  135

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At October 31, 2002, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                              10/31/03           10/31/04           10/31/05           10/31/06
   ----------------------------------------------------------------------------------------------------------------
   Equity I                               $             --   $             --   $             --   $             --
   Equity II                                            --                 --                 --                 --
   Equity III                                           --                 --                 --                 --
   Equity Q                                             --                 --                 --                 --
   International                                        --                 --                 --                 --
   Fixed Income III                                     --                 --                 --                 --
   Emerging Markets                              2,887,175            348,806                 --         56,335,865
   Short Term Bond                               2,834,049          1,947,924            574,853             51,911
   Select Growth                                        --                 --                 --                 --
   Select Value                                         --                 --                 --                 --

                                              10/31/07           10/31/08           10/31/09           10/31/10
   ----------------------------------------------------------------------------------------------------------------
   Equity I                               $             --   $             --   $    128,871,325   $     64,518,851
   Equity II                                            --                 --         21,696,078         34,858,191
   Equity III                                           --          9,236,773                 --                 --
   Equity Q                                             --                 --        106,032,081        165,053,472
   International                                        --                 --        161,745,343        136,240,464
   Fixed Income III                                     --          3,186,391                 --                 --
   Emerging Markets                             30,325,300          6,163,374         62,678,057         23,661,306
   Short Term Bond                               3,481,990          2,691,693                 --                 --
   Select Growth                                        --                 --         15,155,988         15,387,117
   Select Value                                         --                 --          4,530,474         10,676,285

                                               TOTALS
   -------------------------------------
   Equity I                               $    193,390,176
   Equity II                                    56,554,269
   Equity III                                    9,236,773
   Equity Q                                    271,085,553
   International                               297,985,807
   Fixed Income III                              3,186,391
   Emerging Markets                            182,399,883
   Short Term Bond                              11,582,420
   Select Growth                                30,543,105
   Select Value                                 15,206,759

   At April 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                              EQUITY I        EQUITY II        EQUITY III        EQUITY Q
   -------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                     $  538,281,286   $  642,242,672   $   42,604,529   $1,296,894,672
                                                           ==============   ==============   ==============   ==============
   Unrealized Appreciation                                 $  155,761,829   $  102,944,076   $   15,923,169   $  186,453,245
   Unrealized Depreciation                                    (24,163,816)     (37,700,949)     (11,897,188)     (55,330,473)
                                                           --------------   --------------   --------------   --------------
   Net Unrealized Appreciation (Depreciation)              $  131,598,013   $   65,243,127   $    4,025,981   $  131,122,772
                                                           ==============   ==============   ==============   ==============

                                                                                FIXED            FIXED           EMERGING
                                                           INTERNATIONAL       INCOME I        INCOME III        MARKETS
   -------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                     $  949,632,698   $1,486,438,901   $  363,122,348   $  277,431,223
                                                           ==============   ==============   ==============   ==============
   Unrealized Appreciation                                 $   38,846,187   $   53,500,589   $    6,852,980   $   64,474,179
   Unrealized Depreciation                                    (44,566,939)      (5,873,273)      (1,935,484)     (36,777,265)
                                                           --------------   --------------   --------------   --------------
   Net Unrealized Appreciation (Depreciation)              $   (5,720,752)  $   47,627,316   $    4,917,496   $   27,696,914
                                                           ==============   ==============   ==============   ==============

                                                            REAL ESTATE       SHORT TERM         SELECT           SELECT
                                                             SECURITIES          BOND            GROWTH           VALUE
   -------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                     $  568,813,502   $  911,423,292   $   50,947,197   $   64,693,059
                                                           ==============   ==============   ==============   ==============
   Unrealized Appreciation                                 $  128,397,117   $   15,119,310   $    5,225,863   $      194,144
   Unrealized Depreciation                                     (2,180,200)        (442,806)      (2,175,359)        (161,878)
                                                           --------------   --------------   --------------   --------------
   Net Unrealized Appreciation (Depreciation)              $  126,216,917   $   14,676,504   $    3,050,504   $       32,266
                                                           ==============   ==============   ==============   ==============

 136  Notes to Financial Statements

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS

   Share transactions for the period ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                 SHARES                               DOLLARS (000)
   EQUITY I                                             2003                2002                2003                2002
      Class E
      Proceeds from shares sold                             311,469             232,814   $           6,848   $           5,724
      Proceeds from reinvestment of
         distributions                                        3,214               8,999                  69                 214
      Payments for shares redeemed                         (113,692)           (547,955)             (2,399)            (14,009)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               200,991            (306,142)              4,518              (8,071)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                           4,056,164           8,951,967              86,360             220,299
      Proceeds from reinvestment of
         distributions                                       98,464             318,369               2,097               7,535
      Payments for shares redeemed                       (6,285,932)        (14,053,879)           (132,105)           (350,378)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                            (2,131,304)         (4,783,543)            (43,648)           (122,544)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                           1,367,893             321,360              27,796               7,541
      Proceeds from reinvestment of
         distributions                                       13,657              33,623                 291                 795
      Payments for shares redeemed                          (51,708)         (3,479,609)             (1,091)            (94,256)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             1,329,842          (3,124,626)             26,996             (85,920)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                            (600,471)         (8,214,311)  $         (12,134)  $        (216,535)
                                                  =================   =================   =================   =================

   EQUITY II
      Class E
      Proceeds from shares sold                             465,165             562,395   $          12,185   $          15,902
      Proceeds from reinvestment of
         distributions                                        3,617               2,253                  95                  72
      Payments for shares redeemed                         (196,660)           (601,540)             (5,011)            (17,412)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               272,122             (36,892)              7,269              (1,438)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                           3,659,336           6,498,687              94,410             195,081
      Proceeds from reinvestment of
         distributions                                       77,080              78,480               2,020               2,491
      Payments for shares redeemed                       (3,936,782)         (9,109,320)           (101,212)           (275,603)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (200,366)         (2,532,153)             (4,782)            (78,031)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                             917,265           3,511,399              22,854             111,642
      Proceeds from reinvestment of
         distributions                                       35,355              14,751                 926                 468
      Payments for shares redeemed                          (37,278)         (2,243,550)               (960)            (68,269)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               915,342           1,282,600              22,820              43,841
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             987,098          (1,286,445)  $          25,307   $         (35,628)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  137

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   EQUITY III                                           2003                2002                2003                2002
      Class E
      Proceeds from shares sold                              10,194              17,499   $             196   $             396
      Proceeds from reinvestment of
         distributions                                          502               1,177                   9                  25
      Payments for shares redeemed                           (9,804)            (96,188)               (187)             (2,192)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   892             (77,512)                 18              (1,771)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                             335,084             713,419               6,338              15,799
      Proceeds from reinvestment of
         distributions                                       10,921              27,907                 207                 592
      Payments for shares redeemed                         (621,894)         (1,554,744)            (11,665)            (35,241)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (275,889)           (813,418)             (5,120)            (18,850)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                            (274,997)           (890,930)  $          (5,102)  $         (20,621)
                                                  =================   =================   =================   =================

   EQUITY Q
      Class E
      Proceeds from shares sold                             776,849             220,891   $          19,753   $           6,338
      Proceeds from reinvestment of
         distributions                                        4,191               5,192                 105                 146
      Payments for shares redeemed                         (285,311)           (261,870)             (7,017)             (7,705)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               495,729             (35,787)             12,841              (1,221)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                           5,966,141          13,404,615             148,058             390,511
      Proceeds from reinvestment of
         distributions                                      144,200             326,870               3,599               9,131
      Payments for shares redeemed                       (9,630,165)        (12,453,822)           (236,736)           (354,329)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                            (3,519,824)          1,277,663             (85,079)             45,313
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                           3,581,057           7,893,681              87,814             238,838
      Proceeds from reinvestment of
         distributions                                      114,626             197,631               2,862               5,436
      Payments for shares redeemed                         (160,459)         (2,763,774)             (3,999)            (86,954)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             3,535,224           5,327,538              86,677             157,320
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             511,129           6,569,414   $          14,439   $         201,412
                                                  =================   =================   =================   =================

 138  Notes to Financial Statements

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   INTERNATIONAL                                        2003                2002                2003                2002
      Class E
      Proceeds from shares sold                             539,951             137,236   $          13,122   $           3,835
      Proceeds from reinvestment of
         distributions                                        9,703                 930                 236                  27
      Payments for shares redeemed                         (397,740)           (340,205)             (9,531)             (9,913)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               151,914            (202,039)              3,827              (6,051)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                           5,466,672          11,043,787             130,971             310,277
      Proceeds from reinvestment of
         distributions                                      360,881              88,965               8,741               2,568
      Payments for shares redeemed                       (6,081,267)        (13,016,359)           (145,622)           (369,844)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (253,714)         (1,883,607)             (5,910)            (56,999)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                             712,926           5,111,313              16,488             146,450
      Proceeds from reinvestment of
         distributions                                      305,923              63,950               7,406               1,846
      Payments for shares redeemed                          (49,860)         (2,783,165)             (1,164)            (82,304)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               968,989           2,392,098              22,730              65,992
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             867,189             306,452   $          20,647   $           2,942
                                                  =================   =================   =================   =================

   FIXED INCOME I
      Class E
      Proceeds from shares sold                             240,087             306,994   $           5,302   $           6,678
      Proceeds from reinvestment of
         distributions                                       45,888              75,119                 450               1,608
      Payments for shares redeemed                         (209,370)           (710,760)             (4,072)            (15,380)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                76,605            (328,647)              1,680              (7,094)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                           4,559,663          10,620,622             100,780             230,446
      Proceeds from reinvestment of
         distributions                                    1,159,112           1,970,445              11,635              42,187
      Payments for shares redeemed                       (6,043,849)        (17,458,055)           (119,738)           (379,037)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (325,074)         (4,866,988)             (7,323)           (106,404)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                          12,193,584          11,503,452             267,366             248,338
      Proceeds from reinvestment of
         distributions                                      889,571           1,285,853               9,251              27,600
      Payments for shares redeemed                      (13,175,928)        (13,231,438)           (278,066)           (289,487)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               (92,773)           (442,133)             (1,449)            (13,549)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                            (341,242)         (5,637,768)  $          (7,092)  $        (127,047)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  139

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   FIXED INCOME III                                     2003                2002                2003                2002
      Class E
      Proceeds from shares sold                             150,476             175,664   $           1,545   $           1,772
      Proceeds from reinvestment of
         distributions                                       11,364              30,732                 117                 305
      Payments for shares redeemed                         (118,419)           (204,018)             (1,232)             (2,047)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                43,421               2,378                 430                  30
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                           3,988,754           6,953,847              41,326              69,791
      Proceeds from reinvestment of
         distributions                                      635,473           2,218,582               6,503              21,956
      Payments for shares redeemed                       (7,585,999)        (18,231,102)            (78,325)           (182,787)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                            (2,961,772)         (9,058,673)            (30,496)            (91,040)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                  --                  --                  --                  --
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                               --          (2,327,400)                 --             (23,720)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    --          (2,327,400)                 --             (23,720)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                          (2,918,351)        (11,383,695)  $         (30,066)  $        (114,730)
                                                  =================   =================   =================   =================

   EMERGING MARKETS
      Class C
      Proceeds from shares sold                             859,165             518,161   $           6,372   $           4,232
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                         (691,061)           (143,749)             (5,172)             (1,106)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               168,104             374,412               1,200               3,126
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             400,925             561,418               3,066               4,516
      Proceeds from reinvestment of
         distributions                                        1,253                  --                  10                   0
      Payments for shares redeemed                         (358,717)           (678,775)             (2,761)             (5,731)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                43,461            (117,357)                315              (1,215)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           7,912,770          12,590,340              60,061             105,456
      Proceeds from reinvestment of
         distributions                                      111,995              61,763                 885                 495
      Payments for shares redeemed                       (6,553,436)        (16,003,464)            (50,033)           (133,839)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             1,471,329          (3,351,361)             10,913             (27,888)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                           1,682,894          (3,094,306)  $          12,428   $         (25,977)
                                                  =================   =================   =================   =================

 140  Notes to Financial Statements

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   REAL ESTATE SECURITIES                               2003                2002                2003                2002
      Class C
      Proceeds from shares sold                             192,946             448,509   $           5,371   $          12,958
      Proceeds from reinvestment of
         distributions                                       13,154              18,264                 370                 526
      Payments for shares redeemed                          (76,466)            (86,309)             (2,119)             (2,477)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               129,634             380,464               3,622              11,007
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              59,970             166,463               1,677               4,841
      Proceeds from reinvestment of
         distributions                                        9,565              21,987                 272                 639
      Payments for shares redeemed                          (64,656)           (210,089)             (1,801)             (6,140)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 4,879             (21,639)                148                (660)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                           3,981,726           7,571,337             112,674             222,014
      Proceeds from reinvestment of
         distributions                                      384,076           1,017,408              10,949              29,793
      Payments for shares redeemed                       (4,050,591)         (8,581,654)           (113,558)           (252,176)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               315,211               7,091              10,065                (369)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             449,724             365,916   $          13,835   $           9,978
                                                  =================   =================   =================   =================

   SHORT TERM BOND
      Class C
      Proceeds from shares sold                           1,044,554             891,450   $          19,900   $          16,803
      Proceeds from reinvestment of
         distributions                                       15,624              13,764                 296                 259
      Payments for shares redeemed                         (303,174)           (136,826)             (5,768)             (2,578)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               757,004             768,388              14,428              14,484
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             380,721             615,275               7,270              11,601
      Proceeds from reinvestment of
         distributions                                       15,121              34,940                 287                 655
      Payments for shares redeemed                         (335,120)           (659,961)             (6,396)            (12,475)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                60,722              (9,746)              1,161                (219)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                          19,543,069          21,888,883             372,378             412,350
      Proceeds from reinvestment of
         distributions                                      422,126             853,287               7,998              15,967
      Payments for shares redeemed                       (6,722,879)        (12,307,894)           (128,134)           (231,654)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                            13,242,316          10,434,276             252,242             196,663
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                          14,060,042          11,192,918   $         267,831   $         210,928
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  141

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   SELECT GROWTH                                        2003                2002                2003                2002
      Class C
      Proceeds from shares sold                              79,627             145,960   $             428   $           1,008
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                          (49,161)            (42,761)               (253)               (272)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                30,466             103,199                 175                 736
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              32,512             136,844                 168                 854
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                          (25,277)            (13,226)               (132)                (74)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,235             123,618                  36                 780
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                             832,539             457,782               4,305               2,915
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                         (206,013)           (200,960)             (1,098)             (1,144)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               626,526             256,822               3,207               1,771
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                             721,948           1,779,237               3,846              12,005
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                         (567,099)           (802,599)             (3,005)             (5,393)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               154,849             976,638                 841               6,612
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             819,076           1,460,277   $           4,259   $           9,899
                                                  =================   =================   =================   =================

 142  Notes to Financial Statements

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (CONTINUED)


                                                                 SHARES                               DOLLARS (000)
   SELECT VALUE                                         2003                2002                2003                2002
      Class C
      Proceeds from shares sold                              69,719             130,424   $             513   $           1,117
      Proceeds from reinvestment of
         distributions                                          310                 239                   2                   3
      Payments for shares redeemed                          (39,395)            (69,251)               (288)               (605)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                30,634              61,412                 227                 515
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              30,218             179,451                 219               1,483
      Proceeds from reinvestment of
         distributions                                        1,661               3,425                  12                  28
      Payments for shares redeemed                          (17,622)           (108,225)               (129)               (825)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                14,257              74,651                 102                 686
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                             438,452           1,688,127               3,341              14,913
      Proceeds from reinvestment of
         distributions                                       17,581              30,461                 132                 251
      Payments for shares redeemed                       (1,666,532)           (398,266)            (12,189)             (3,014)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                            (1,210,499)          1,320,322              (8,716)             12,150
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                             398,481           1,861,114               2,957              16,038
      Proceeds from reinvestment of
         distributions                                       20,241              43,099                 150                 356
      Payments for shares redeemed                         (539,701)         (1,303,030)             (3,949)            (10,869)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              (120,979)            601,183                (842)              5,525
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                          (1,286,587)          2,057,568   $          (9,229)  $          18,876
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 24, 2003. The Funds did not have any drawdowns for the period ended April 30, 2003.

                                              Notes to Financial Statements  143

INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of April 30, 2003, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                   %                     %                     %
   ------------------------------------------------------------------------------------------------------
   Equity I                                      38.1                    --                    --
   Equity II                                     40.4                    --                    --
   Equity III                                    49.2                    --                    --
   Equity Q                                      29.2                  27.0                    --
   International                                 24.9                  19.2                    --
   Fixed Income I                                18.1                  15.0                  10.3
   Fixed Income III                              59.8                    --                    --
   Emerging Markets                              26.5                  10.5                    --
   Real Estate Securities                        26.9                    --                    --
   Short Term Bond                               24.9                  24.1                  10.7
   Select Growth                                 62.8                  28.2                    --
   Select Value                                  60.7                  27.2                    --

9. SUBSEQUENT EVENT

   On May 21, 2003, the Investment Company filed with the Securities Exchange Commission (SEC) a sticker to the prospectus for each of the Equity III, Equity Income, and Select Value Funds indicating the Funds' intention to hold a shareholder meeting with respect to a plan of reorganization. The Board of Trustees approved this plan of reorganization which involves, among other things, the merger of Equity III and Equity Income into Select Value. The reorganization is subject to shareholder approval, and proxy materials have been submitted to the SEC with a planned record date of July 7, 2003. If the reorganization is approved, the merger will happen on or around October 27, 2003.

 144  Notes to Financial Statements

INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              37         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  37         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                                       Distributors, Inc. and
  98402-1616                                               FRIMCo
                                                         - Trustee, President and
                                                           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Trustee and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board,              37         None
  Phillips,           2002              successor is       President, CEO and Director,
  Born January 20,                      duly elected       FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC and Frank
  909 A Street                                             Russell Capital Inc.
  Tacoma, Washington                                     - Director/Chairman, Frank
  98402-1616                                               Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                             Disclosure of Information about Fund Directors  145

INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         37         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  37         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  37         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         37         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           37         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  37         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  37         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

 146  Disclosure of Information about Fund Directors

INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               37         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  37         None
 Born October 2,      2002              successor is     - 1997 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  147

INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company)
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Investment Officer, Frank Russell Trust Company
                                since 1991                         - Director, FRIMCo and Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 148  Disclosure of Information about Fund Directors

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
Raymond P. Tennison, Jr.
Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Sharon L. Hammel, Director of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate
   General Counsel
 Deedra S. Walkey, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Stephen J. Meyer, Assistant Treasurer
 Amy L. Osler, Assistant Secretary

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS

Equity I Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Strong Capital Management, Inc., Menomonee Falls, WI
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA
 Westpeak Global Advisors, L.P., Boulder, CO

Equity II Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, a unit of the Investment Management Division of
   Goldman Sachs & Co.,
   New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY

Equity III Fund
 Barclays Global Fund Advisors, San Francisco, CA
 Brandywine Asset Management, LLC, Wilmington, DE
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  149

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

Equity Q Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., through its Bernstein Investment Research and
   Management Unit, New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited,
   London, England
 Genesis Asset Management Limited, London, England
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc.,
   Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Term Bond Fund
 BlackRock Financial Management, Inc., New York, NY
 Merganser Capital Management L.P., Cambridge, MA
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

Fixed Income I Fund
 Lincoln Capital Fixed Income Management Company,
   Chicago, IL
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Fixed Income III Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investments, LP, West Conshohocken, PA
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Select Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 Strong Capital Management, Inc., Menomonee Falls, WI
 TCW Investment Management Co., Los Angeles, CA
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 150  Manager, Money Managers and Service Providers

INSTITUTIONAL FUNDS

2003 SEMIANNUAL REPORT

FRANK RUSSELL INVESTMENT COMPANY



(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                             36-08-068 (1 04/03)

                                                FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS
[RUSSELL FUNDS 2003 SEMIANNUAL REPORT GRAPHIC]

                2003 Semiannual Report

                CLASS A AND B SHARES

                RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

                APRIL 30, 2003

[RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 32 different investment portfolios. These financial statements report on one Fund, which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                        Frank Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                               Semiannual Report

                           April 30, 2003 (Unaudited)

                               Table of Contents

                                                                            Page
Statement of Net Assets..............................................         3

Statement of Assets and Liabilities..................................         6

Statement of Operations..............................................         7

Statement of Changes in Net Assets...................................         8

Financial Highlights.................................................         9

Notes to Statement of Net Assets.....................................        11

Notes to Financial Statements........................................        12

Disclosure of Information about Fund Directors.......................        19

Manager, Money Managers and Service Providers........................        23

Frank Russell Investment Company - Russell Multi-Manager Principal Protected
Fund

Copyright (R) Frank Russell Company 2003. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance is reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% of average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 18.0%
Auto and Transportation - 0.8%
Canadian National Railway Co.                               2              95
CSX Corp.                                                   2              57
Delta Air Lines, Inc.                                       4              45
FedEx Corp.                                                 2             138
Harley-Davidson, Inc.                                       3             129
Southwest Airlines Co.                                      2              39
Union Pacific Corp.                                         2             111
United Parcel Service, Inc. Class B                         2             137
                                                                 ------------
                                                                          751
                                                                 ------------

Consumer Discretionary - 3.3%
Accenture, Ltd. Class A (AE)                                6              96
AOL Time Warner, Inc. (AE)                                  9             122
Carnival Corp.                                              2              45
Clear Channel Communications, Inc. (AE)                     2              65
Gannett Co., Inc.                                           3             261
Gap, Inc. (The)                                             3              53
Gillette Co. (The)                                          4             135
Home Depot, Inc.                                            7             197
Kimberly-Clark Corp.                                        1              50
Kohl's Corp. (AE)                                           1              74
Limited Brands                                              5              71
McGraw-Hill Cos., Inc. (The)                                2             128
New York Times Co. Class A                                  4             177
Nike, Inc. Class B                                          1              77
Reed Elsevier PLC - ADR                                     3              90
Sears Roebuck and Co.                                       2              43
Staples, Inc. (AE)                                          2              45
Target Corp.                                                6             208
Tribune Co.                                                 5             224
VF Corp.                                                    0              18
Viacom, Inc. Class B (AE)                                   7             313
Wal-Mart Stores, Inc.                                       7             411
Walt Disney Co.                                             5              96
Waste Management, Inc.                                      2              34
                                                                 ------------
                                                                        3,033
                                                                 ------------

Consumer Staples - 1.2%
Altria Group, Inc.                                          3              80
Anheuser-Busch Cos., Inc. Class C                           3             160
CVS Corp.                                                   4              99
Kellogg Co.                                                 4             125
Kroger Co. (AE)                                             9             129
PepsiCo, Inc.                                               7             317
Procter & Gamble Co.                                        3             236
                                                                 ------------
                                                                        1,146
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 3.6%
American International Group                                2             112
Bank of America Corp.                                       2             153
Bank of New York Co., Inc. (The)                            2              53
Bank One Corp.                                              4             149
Charter One Financial, Inc.                                 1              35
Chubb Corp.                                                 2              85
Citigroup, Inc.                                            10             406
Fannie Mae                                                  7             499
First Data Corp.                                            2              75
FleetBoston Financial Corp.                                 2              56
Goldman Sachs Group, Inc.                                   2             159
JP Morgan Chase & Co.                                       3              84
MBNA Corp.                                                  6             104
Mellon Financial Corp.                                      4             116
Merrill Lynch & Co., Inc.                                   2              80
Metlife, Inc.                                               3              98
SLM Corp.                                                   1              90
St Paul Cos                                                 3              89
State Street Corp.                                          1              49
SunTrust Banks, Inc.                                        1              69
Travelers Property Casualty Corp. Class A                   8             135
US Bancorp                                                  1              31
Wachovia Corp.                                              2              91
Wells Fargo & Co.                                           9             452
XL Capital, Ltd. Class A                                    1              74
                                                                 ------------
                                                                        3,344
                                                                 ------------

Health Care - 2.3%
Abbott Laboratories                                         2              67
AmerisourceBergen Corp.                                     2             116
Amgen, Inc. (AE)                                            4             227
Baxter International, Inc.                                  1              32
Eli Lilly & Co.                                             2             156
Forest Laboratories, Inc. (AE)                              1              62
Genentech, Inc. (AE)                                        3             118
Guidant Corp.                                               1              51
Johnson & Johnson                                           6             361
Merck & Co., Inc.                                           2              98
Novartis AG - ADR                                           2              71
Pfizer, Inc.                                               13             399
Schering-Plough Corp.                                      10             188
Tenet Healthcare Corp. (AE)                                 5              71
Wyeth                                                       3             137
                                                                 ------------
                                                                        2,154
                                                                 ------------

                               Russell Multi-Manager Principal Protected Fund  3

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Integrated Oils - 0.9%
ConocoPhillips                                              3             146
EnCana Corp.                                                4             145
Exxon Mobil Corp.                                          15             540
                                                                 ------------
                                                                          831
                                                                 ------------

Materials and Processing - 1.0%
Alcoa, Inc.                                                 3              67
Archer-Daniels-Midland Co.                                  1              13
Bowater, Inc.                                               0              15
Dow Chemical Co. (The)                                      3              82
Du Pont EI de Nemours & Co.                                 2              68
International Paper Co.                                     6             229
Monsanto Co.                                                1              20
Newmont Mining Corp.                                        2              42
Potash Corp. of Saskatchewan                                0              18
PPG Industries, Inc.                                        4             184
Praxair, Inc.                                               3             171
Rohm & Haas Co.                                             1              34
Weyerhaeuser Co. Series O                                   0              24
                                                                 ------------
                                                                          967
                                                                 ------------

Miscellaneous - 0.8%
3M Co.                                                      1             142
Eaton Corp.                                                 1              51
General Electric Co.                                       11             335
Illinois Tool Works, Inc.                                   2             152
Tyco International, Ltd.                                    3              46
                                                                 ------------
                                                                          726
                                                                 ------------
Other Energy - 0.3%
Baker Hughes, Inc.                                          4             119
Noble Corp. (AE)                                            2              59
Schlumberger, Ltd.                                          3             116
                                                                 ------------
                                                                          294
                                                                 ------------

Producer Durables - 0.6%
Agilent Technologies, Inc. (AE)                             1              23
Deere & Co.                                                 4             192
Emerson Electric Co.                                        1              31
Lockheed Martin Corp.                                       2              80
Parker Hannifin Corp.                                       1              31
Teradyne, Inc. (AE)                                         3              35
United Technologies Corp.                                   0              19
Xerox Corp. (AE)                                           11             108
                                                                 ------------
                                                                          519
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Technology - 2.1%
Analog Devices, Inc. (AE)                                   5             169
Apple Computer, Inc. (AE)                                   7             104
BMC Software, Inc. (AE)                                     2              35
Cisco Systems, Inc. (AE)                                   12             183
Corning, Inc. (AE)                                          5              26
Dell Computer Corp. (AE)                                    3              95
EMC Corp. (AE)                                              8              73
Intel Corp.                                                 5              96
International Business Machines Corp.                       4             327
Microchip Technology, Inc.                                  4              75
Microsoft Corp.                                            15             384
Motorola, Inc.                                              7              59
Oracle Corp. (AE)                                          12             147
Peoplesoft, Inc. (AE)                                       5              76
Solectron Corp. (AE)                                        3               8
Veritas Software Corp. (AE)                                 2              48
                                                                 ------------
                                                                        1,905
                                                                 ------------

Utilities - 1.1%
BellSouth Corp.                                            13             331
Comcast Corp. Class A (AE)                                  2              64
Comcast Corp. Class A (AE)                                  2              65
Dominion Resources, Inc.                                    0              18
Duke Energy Corp.                                           1              13
Progress Energy, Inc.                                       1              47
SBC Communications, Inc.                                    4             104
TXU Corp.                                                   6             124
Verizon Communications, Inc.                                6             213
                                                                 ------------
                                                                          979
                                                                 ------------

TOTAL COMMON STOCKS
(cost $15,264)                                                         16,649
                                                                 ------------

LONG-TERM DEBT OBLIGATIONS - 72.9%
United States Government Treasuries - 72.9%
United States Treasury STRIP
   0.00% due 02/15/08                                  14,210          12,241
   0.00% due 05/15/08                                  63,060          55,041
                                                                 ------------

TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $67,793)                                                         67,282
                                                                 ------------

 4  Russell Multi-Manager Principal Protected Fund

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF NET ASSETS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.0%
Frank Russell Investment Company Money Market
   Fund                                                   170             170
Frank Russell Investment Company US Government
   Money Market Fund                                    7,861           7,861
United States Treasury Bill (c)(y)(s)
   1.130% due 06/19/03                                    100             100
   1.150% due 06/19/03                                    150             150
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,281)                                                           8,281
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $91,338)                                              92,212

OTHER ASSETS AND LIABILITIES
NET - 0.1%                                                                112
                                                                 ------------

NET ASSETS - 100.0%                                                    92,324
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P E-Mini Index
   expiration date 06/03 (8)                                  356                 11
S&P 500 Index
   expiration date 06/03 (12)                               2,686                 62

Short Positions
United States Treasury 5 Year Notes
   expiration date 06/03 (10)                               1,135                  2
United States Treasury 10 Year Notes
   expiration date 06/03 (11)                               1,263                  4
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts Purchased                                               79
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                               Russell Multi-Manager Principal Protected Fund  5

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 (UNAUDITED)

Amounts in thousands


--------------------------------------------------------------------------------------------------------------
ASSETS
Investments at market (identified cost $91,338).....................................    $               92,212
Receivables:
   Dividends and interest...........................................................                       102
   Investments sold.................................................................                       272
   Daily variation margin on futures contracts......................................                         7
Prepaid expenses*...................................................................                       134
                                                                                        ----------------------
Total assets........................................................................                    92,727
LIABILITIES
Payables:
      Investments purchased.................................    $                169
      Accrued fees to affiliates............................                     160
      Other accrued expenses................................                      74
                                                                --------------------
Total liabilities...................................................................                       403
                                                                                        ----------------------

NET ASSETS..........................................................................    $               92,324
                                                                                        ======================

Net Assets Consist of:
Accumulated net investment loss.....................................................                       (64)
Accumulated net realized gain (loss)................................................                      (272)
Unrealized appreciation (depreciation) on:
   Investments......................................................................                       874
   Futures contracts................................................................                        79
Shares of beneficial interest.......................................................                        92
Additional paid-in capital..........................................................                    91,615
                                                                                        ----------------------

NET ASSETS..........................................................................    $               92,324
                                                                                        ======================

NET ASSET VALUE, PER SHARE:
   Class A ($4,318,939 divided by 428,478 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.08
                                                                                        ======================
   Class B ($88,004,895 divided by 8,741,977 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.07
                                                                                        ======================
--------------------------------------------------------------------------------------------------------------

*     Includes offering costs. See accompanying notes.

See accompanying notes which are an integral part of the financial statements.

 6  Russell Multi-Manager Principal Protected Fund

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF OPERATIONS -- FOR THE PERIOD JANUARY 21, 2003
(COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003 (UNAUDITED)

Amounts in thousands


--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends........................................................................    $                   41
   Dividends from money market funds................................................                        47
   Interest.........................................................................                       311
                                                                                        ----------------------
Total investment income.............................................................                       399

EXPENSES
   Advisory fees............................................    $                135
   Administrative fees - Class B............................                       9
   Custodian fees...........................................                      31
   Distribution fees - Class B..............................                     128
   Transfer agent fee.......................................                      38
   Professional fees........................................                       5
   Registration fees........................................                      10
   Shareholder servicing fees - Class A.....................                       2
   Shareholder servicing fees - Class B.....................                      43
   Trustees' fees...........................................                       4
   Insurance policy fees....................................                     114
   Amortization of offering costs...........................                      15
                                                                --------------------
   Expenses before reductions...............................                     534
   Expense reductions.......................................                     (72)
                                                                --------------------
Net expenses........................................................................                       462
                                                                                        ----------------------

Net investment income (loss)........................................................                       (63)
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..............................................                    (215)
   Futures contracts........................................                     (57)                     (272)
                                                                --------------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................                     874
   Futures contracts........................................                      79                       953
                                                                --------------------    ----------------------
Net realized and unrealized gain (loss).............................................                       681
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                  618
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                               Russell Multi-Manager Principal Protected Fund  7

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF CHANGES IN NET ASSETS -- FOR THE PERIOD JANUARY 21, 2003 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003 (UNAUDITED)

Amounts in thousands


--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $                  (63)
   Net realized gain (loss).................................                      (272)
   Net change in unrealized appreciation (depreciation).....                       953
                                                                ----------------------
      Net increase (decrease) in net assets from
       operations...........................................                       618
                                                                ----------------------

DISTRIBUTIONS
   Class A..................................................                        (1)
                                                                ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                    91,707
                                                                ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                    92,324

NET ASSETS
   Beginning of period......................................                        --
                                                                ----------------------

   End of period (including accumulated net investment loss
     of $64)................................................    $               92,324
                                                                ======================

See accompanying notes which are an integral part of the financial statements.

 8  Russell Multi-Manager Principal Protected Fund

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS A

For a Share Outstanding Throughout the Period.

                                                                        2003*
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $                10.00
                                                                ----------------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).........................                       .01
   Net realized and unrealized gain (loss)..................                       .07
                                                                ----------------------
      Total income (loss) from operations...................                       .08
                                                                ----------------------

DISTRIBUTIONS
   Net investment income (b)................................                        --
                                                                ----------------------

NET ASSET VALUE, END OF PERIOD..............................    $                10.08
                                                                ======================

TOTAL RETURN (%) (c)(d).....................................                       .80

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................                     4,319

   Ratios to average net assets (%)(e):
      Operating expenses, net...............................                      1.86
      Operating expenses, gross.............................                      2.27
      Net investment income (loss)..........................                       .37
   Portfolio turnover rate (%)..............................                     19.60

* For the period January 21, 2003 (commencement of operations) to April 30, 2003 (unaudited).
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.

  See accompanying notes which are an integral part of the financial statements.

                               Russell Multi-Manager Principal Protected Fund  9

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS B

For a Share Outstanding Throughout the Period.

                                                                        2003*
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $                10.00
                                                                ----------------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).........................                      (.01)
   Net realized and unrealized gain (loss)..................                       .08
                                                                ----------------------
      Total income (loss) from operations...................                       .07
                                                                ----------------------

DISTRIBUTIONS
   Net investment income (b)................................                        --
                                                                ----------------------

NET ASSET VALUE, END OF PERIOD..............................    $                10.07
                                                                ======================

TOTAL RETURN (%) (c)(d).....................................                       .70

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................                    88,005

   Ratios to average net assets (%)(e):
      Operating expenses, net...............................                      2.65
      Operating expenses, gross.............................                      3.06
      Net investment income (loss)..........................                      (.39)
   Portfolio turnover rate (%)..............................                     19.60

* For the period January 21, 2003 (commencement of operations) to April 30, 2003 (unaudited).
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

 10  Russell Multi-Manager Principal Protected Fund

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:
(AE)  Nonincome-producing security.
(Y)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(o)   Forward commitment.
(+) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

                                            Notes to Statement of Net Assets  11

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 32 different investment portfolios referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund will be offered during the Offering Period but will not be offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of April 30, 2003, the Fund's allocation to equity securities was approximately 22% and the Fund's allocation to fixed income securities was approximately 78% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain expenses that are not covered by the Expense Limitation Agreement, such as extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guaranteed Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

   Offering Period                             01/21/03 - 02/27/03
   Guarantee Period                            03/03/03 - 03/03/08
   Post Guarantee Period Commencement          03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments held by the Funds maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

 12  Notes to Financial Statements

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted for using the interest method.

   Federal income taxes

   As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and distributions to shareholders

   Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by the Fund for tax purposes.

   Expenses

   The Fund will pay its own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Fund offers the following classes of shares: Class A and Class B. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses) and net investment income, other than class level expenses, are allocated daily to each class of Shares based upon the relative proportion of net assets of each class. Class B Shares, along with their pro rata reinvested dividend shares, automatically convert to Class A Shares approximately eight years after purchase.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with its excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist them in meeting its

                                               Notes to Financial Statements  13

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Forward commitments

   The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Fund may also purchase and sell call and put options on foreign currencies. The Fund may utilize options to equitize liquidity reserve balances.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Fund may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

 14  Notes to Financial Statements

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2003, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were $20,033,015 and $4,684,868, respectively. Purchases and sales of US Government and Agency obligations (excluding short-term instruments, options, futures and repurchase agreements) were $79,670,509 and $12,057,579 respectively.

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. There were no outstanding securities on loan as of April 30, 2003.

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers the Fund which is a series of the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of the Fund.

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of April 30, 2003, $170,000 of the Money Market Fund's net assets represents investments by this Fund and $1,037,050,985 represents the investments of other affiliated Funds not presented herein. As of April 30, 2003, $7,861,000 of the US Government Money Market Fund's net assets represents investment by this Fund.

   The advisory and administrative fees, which are based upon the average daily net assets of the Fund and the rate specified in the table below. The advisory and administrative fees are payable monthly and total $134,650 and $8,942, respectively, for the period ended April 30, 2003.

                                                    ANNUAL RATE
                                             ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Offering Period                             0.31%            0.05%
   Guarantee Period                            0.88%            0.05%
   Post Guarantee Period                       0.88%            0.05%

   Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") and subject to possible reimbursement to the investment advisor within three years, the Fund's investment advisor has contractually agreed to waive, during the Guarantee Period, up to the full amount of its 0.93% combined advisory and administrative fees and to reimburse the Fund to the extent that expenses for Class A and Class B Shares exceed 2.10% and 2.85%, respectively, of average net assets on an annualized basis. Certain expenses that are not covered by the Expense Limitation Agreement, such as extraordinary expenses

                                               Notes to Financial Statements  15

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guaranteed Amount. The total amount of the waiver for the period ended April 30, 2003 was $71,915.

   To the extent fees are waived by the Advisor, the Fund may reimburse the Advisor for any reductions in the Fund's expenses during the three years following the reduction if such reimbursement is requested by the Advisor, if such reimbursement can be achieved within the specified expense limitation and if the Board of Trustees approves the reimbursement as not inconsistent with the best interest of the Fund. As at April 30, 2003, the Advisor has not recouped waivers of $71,915. There were no reimbursements for the period ended April 30, 2003.

   Custodian

   The Fund has entered into arrangements with its Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2003, the Fund's custodian fees were not reduced under these arrangements.

   Analytic services

   Fees for analytic services provided to the Fund are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Fund, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. During the period ended April 30, 2003, there were no analytic services fees.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Fund. Total fees for the Fund reported herein for the period ended April 30, 2003 was $37,570.

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class B Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class B Shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class A and Class B Shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A and Class B Shares on an annual basis.

   For the period ended April 30, 2003, the Distributor retained or paid the following amounts in sales charges:

                                                       CLASS A               CLASS B
   ---------------------------------------------------------------------------------------
   Initial Sales Charges (retained)              $            15,881   $               N/A
   Contingent Deferred
     Sales Charges (paid)                                        N/A                23,520

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A Shares and the Class B Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class B Shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage commissions

   The Fund may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. The amount retained by Frank Russell Securities, Inc. for the period ended April 30, 2003 was $4,980.

 16  Notes to Financial Statements

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

   Offering Costs

   The Investment Company may offer additional classes of existing Funds or new portfolios to the complex with approval from the Board of Trustees. Some of the expenses incurred in offering the new class or portfolio are classified as offering costs. These may include, preparing the initial registration statement, printing of the new prospectus and registering the new class or portfolio. Offering costs are accumulated until the new class/portfolio begins operations. After such time the costs are amortized over a twelve month period on a straight-line basis. Class A and Class B began operations on January 21, 2003 for the Russell Multi-Manager Principal Protected Fund. The offering costs for Class A and Class B as of April 30, 2003 are as follows:

   Russell Multi-Manager Principal
     Protected Fund Class A               $            12,545
   Russell Multi-Manager Principal
     Protected Fund Class B               $           105,261

5. FEDERAL INCOME TAXES

   At April 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                    $        91,337,894
                                          ===================
   Unrealized Appreciation                          1,437,616
   Unrealized Depreciation                           (563,266)
                                          -------------------
   Net Unrealized Appreciation
     (Depreciation)                       $           874,350
                                          ===================

                                               Notes to Financial Statements  17

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS

   Share transactions for the period January 21, 2003 (Commencement of Operations) to April 30, 2003 were as follows:

   RUSSELL MULTI-MANAGER PRINCIPAL
   PROTECTED FUND                                   SHARES           DOLLARS (000)
      Class A
      Proceeds from shares sold                          487,080   $           4,871
      Proceeds from reinvestment of
         distributions                                        94                   1
      Payments for shares redeemed                       (58,696)               (587)
                                               -----------------   -----------------
      Net increase (decrease)                            428,478               4,285
                                               -----------------   -----------------
      Class B
      Proceeds from shares sold                        8,794,229   $          87,942
      Proceeds from reinvestment of
         distributions                                        38                  --
      Payments for shares redeemed                       (52,290)               (520)
                                               -----------------   -----------------
      Net increase (decrease)                          8,741,977              87,422
                                               -----------------   -----------------
      Total increase (decrease)                        9,170,455   $          91,707
                                               =================   =================

7. BENEFICIAL INTEREST

   As of April 30, 2003, the Fund had no shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares.

 18  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              37         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.,
  Tacoma, Washington                                       Russell 20/20 Association
  98402-1616                                               Frank Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - From 1984 to December 1998,
                                                           Chairman of the Board of
                                                           FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  37         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                                       Distributors, Inc. and
  98402-1616                                               FRIMCo
                                                         - Trustee, President and
                                                           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Trustee and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board,              37         None
  Phillips,           2002              successor is       President, CEO and Director,
  Born January 20,                      duly elected       FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC and Frank
  909 A Street                                             Russell Capital Inc.
  Tacoma, Washington                                     - Director/Chairman, Frank
  98402-1616                                               Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of the
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  19

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         37         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  37         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee since     Appointed until  - Retired since 1986                  37         None
 Born June 8, 1925    1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         37         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - 2001-2003, Vice President           37         - Director, Gold
 Born June 6, 1946    April 2003        successor is       and Chief Financial Officer,                     Banc
                                        duly elected       Janus Capital Group Inc.                         Corporation,
 909 A Street                           and qualified    - 1979-2001, Audit and                             Inc.
 Tacoma, Washington                                        Accounting Partner,
 98402-1616                                                PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  37         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 20  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  37         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               37         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  37         None
 Born October 2,      2002              successor is     - 1997 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  21

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company)
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
                                                                   - April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                     and RIF; November 1995 to July 1998, Assistant
                                                                     Secretary, SSgA Funds; February 1997 to July 1998,
                                                                     Manager, Funds Accounting and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Director of       Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Investments       by Trustees      - Chief Investment Officer, Frank Russell Trust Company
                                since 1991                         - Director, FRIMCo and Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson               Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 22  Disclosure of Information about Fund Directors

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Leonard P. Brennan, President and Chief Executive Officer
 Karl Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Sharon L. Hammel, Director of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Deedra S. Walkey, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Stephen J. Meyer, Assistant Treasurer
 Amy L. Osler, Assistant Secretary

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS
 Lincoln Capital Management Company, Chicago, IL
 Lord, Abbett & Co., Jersey City, NJ
 MFS Institutional Advisors, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  23
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[RUSSELL LOGO]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-095 (1 04/03)
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ITEM 2. CODE OF ETHICS:
Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT:
Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES:
Not applicable

ITEMS 5-6. [RESERVED]

ITEMS 7.
Not applicable

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.
(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

                                 EXHIBIT LIST

      (a)      Not applicable

      (b)(1) certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act

      (b)(2) certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act

      (b)(3)   Section 906 Certifications


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FRANK RUSSELL INVESTMENT COMPANY

By:   /s/ Leonard P. Brennan
      ________________________________________________________
      Leonard P. Brennan
      President

Date:   June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Leonard P. Brennan
      _________________________________________________________
      Leonard P. Brennan
      President

Date:   June 30, 2003


By:   /s/ Mark E. Swanson
      _________________________________________________________
      Mark E. Swanson
      Treasurer

Date:   June 30, 2003